UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 12 of its series: Allspring Alternative Risk Premia Fund, Allspring California Limited-Term Tax-Free Fund, Allspring California Tax-Free Fund, Allspring High Yield Municipal Bond Fund, Allspring Intermediate Tax/AMT-Free Fund, Allspring Minnesota Tax-Free Fund, Allspring Municipal Bond Fund, Allspring Pennsylvania Tax-Free Fund, Allspring Short-Term Municipal Bond Fund, Allspring Strategic Municipal Bond Fund, Allspring Ultra Short-Term Municipal Income Fund, and Allspring Wisconsin Tax-Free Fund.

Date of reporting period: June 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

June 30, 2025

Alternative Risk Premia Fund

Institutional Class

WRPIX

This annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$72	0.72%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Long positions in the Swedish krona and Hungarian forint benefited from central bank policies and currency dynamics. Canadian dollar long positions in 2025 captured the currency's recovery. Short Australian 10-year bond positions gained from rising Australian yields. Within commodities, natural gas positioning strongly contributed. At the strategy level, rates carry, FX sentiment, commodity curve momentum, rates curve momentum, and commodity price momentum contributed.

Among detractors were short Swiss franc positions, which suffered as the currency strengthened during risk-off periods and geopolitical tensions. Short Czech koruna positions also detracted as the currency performed well. The long British pound versus euro positioning faced headwinds from central bank policy divergence and regional dynamics. Long U.S. 10-year bond exposure detracted as yields rose. Gas, oil, and Brent positioning hurt performance. Equity market neutral performance also detracted and the exposure was liquidated. At the strategy level, commodity mean reversion detracted through coffee, live cattle, and gold. Cross- trend strategy suffered mainly through rates positions.

Total return based on a $10,000 investment

	Institutional Class	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
1/29/2019	$9,990	$10,001	$10,052
2/28/2019	$9,950	$10,019	$10,047
3/31/2019	$9,820	$10,041	$10,240
4/30/2019	$9,920	$10,060	$10,242
5/31/2019	$9,790	$10,083	$10,424
6/30/2019	$9,740	$10,105	$10,555
7/31/2019	$9,860	$10,124	$10,578
8/31/2019	$9,950	$10,144	$10,852
9/30/2019	$9,940	$10,162	$10,794
10/31/2019	$9,800	$10,182	$10,827
11/30/2019	$9,840	$10,194	$10,821
12/31/2019	$9,571	$10,209	$10,814
1/31/2020	$9,702	$10,223	$11,022
2/29/2020	$9,359	$10,238	$11,220
3/31/2020	$8,450	$10,268	$11,154
4/30/2020	$8,329	$10,268	$11,353
5/31/2020	$8,289	$10,269	$11,405
6/30/2020	$8,097	$10,270	$11,477
7/31/2020	$8,178	$10,272	$11,649
8/31/2020	$8,147	$10,273	$11,555
9/30/2020	$8,067	$10,274	$11,548
10/31/2020	$7,996	$10,275	$11,497
11/30/2020	$7,915	$10,276	$11,610
12/31/2020	$7,966	$10,277	$11,626
1/31/2021	$8,036	$10,278	$11,542
2/28/2021	$8,057	$10,279	$11,376
3/31/2021	$8,248	$10,280	$11,234
4/30/2021	$8,400	$10,280	$11,322
5/31/2021	$8,561	$10,280	$11,359
6/30/2021	$8,551	$10,280	$11,439
7/31/2021	$8,551	$10,280	$11,567
8/31/2021	$8,481	$10,281	$11,545
9/30/2021	$8,551	$10,281	$11,445
10/31/2021	$8,501	$10,281	$11,442
11/30/2021	$8,339	$10,281	$11,476
12/31/2021	$8,511	$10,282	$11,446
1/31/2022	$8,632	$10,282	$11,200
2/28/2022	$8,501	$10,283	$11,075
3/31/2022	$8,612	$10,286	$10,767
4/30/2022	$8,955	$10,288	$10,359
5/31/2022	$9,016	$10,295	$10,425
6/30/2022	$9,187	$10,297	$10,262
7/31/2022	$9,127	$10,302	$10,513
8/31/2022	$9,329	$10,319	$10,215
9/30/2022	$9,157	$10,344	$9,774
10/31/2022	$9,187	$10,361	$9,648
11/30/2022	$9,157	$10,394	$10,002
12/31/2022	$9,396	$10,432	$9,957
1/31/2023	$9,279	$10,464	$10,264
2/28/2023	$9,419	$10,499	$9,998
3/31/2023	$9,478	$10,544	$10,252
4/30/2023	$9,594	$10,577	$10,314
5/31/2023	$9,547	$10,618	$10,202
6/30/2023	$9,594	$10,667	$10,166
7/31/2023	$9,536	$10,709	$10,158
8/31/2023	$9,676	$10,758	$10,094
9/30/2023	$9,571	$10,807	$9,837
10/31/2023	$9,757	$10,855	$9,682
11/30/2023	$9,652	$10,904	$10,120
12/31/2023	$9,392	$10,955	$10,508
1/31/2024	$9,709	$11,002	$10,479
2/29/2024	$9,782	$11,047	$10,331
3/31/2024	$9,977	$11,096	$10,426
4/30/2024	$9,916	$11,144	$10,163
5/31/2024	$9,843	$11,197	$10,335
6/30/2024	$10,038	$11,243	$10,433
7/31/2024	$9,990	$11,294	$10,677
8/31/2024	$9,941	$11,348	$10,830
9/30/2024	$9,880	$11,397	$10,975
10/31/2024	$9,855	$11,440	$10,703
11/30/2024	$10,111	$11,484	$10,816
12/31/2024	$10,445	$11,530	$10,639
1/31/2025	$10,508	$11,573	$10,696
2/28/2025	$10,773	$11,609	$10,931
3/31/2025	$10,748	$11,648	$10,935
4/30/2025	$10,067	$11,688	$10,978
5/31/2025	$10,130	$11,731	$10,899
6/30/2025	$10,067	$11,769	$11,067

Alternative Risk Premia Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	Since Inception (1/29/19)
Institutional Class	0.29	4.45	0.10
ICE BofA 3-Month U.S. Treasury Bill Index	4.68	2.76	2.57
Bloomberg U.S. Aggregate Bond Index	6.08	(0.73)	1.59

KEY FUND STATISTICS

Consolidated Total net assets	$100,767,845
Consolidated # of portfolio holdings	70
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$320,436

What did the Fund invest in?

CONSOLIDATED NET ASSET EXPOSURE (%)

Type	Long Position	Short Position
Bond futures	41	51
Commodity futures	42	43
Currency forwards	98	66
Equity index futures	23	2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective May 30, 2025, Elon Eznati was added as a portfolio manager for the Fund, and effective June 30, 2025, Chenfei Ma was removed as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4723 06-25

Annual Shareholder Report

June 30, 2025

Alternative Risk Premia Fund

Class R6

WRPRX

This annual shareholder report contains important information about Alternative Risk Premia Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$62	0.62%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

Long positions in the Swedish krona and Hungarian forint benefited from central bank policies and currency dynamics. Canadian dollar long positions in 2025 captured the currency's recovery. Short Australian 10-year bond positions gained from rising Australian yields. Within commodities, natural gas positioning strongly contributed. At the strategy level, rates carry, FX sentiment, commodity curve momentum, rates curve momentum, and commodity price momentum contributed.

Among detractors were short Swiss franc positions, which suffered as the currency strengthened during risk-off periods and geopolitical tensions. Short Czech koruna positions also detracted as the currency performed well. The long British pound versus euro positioning faced headwinds from central bank policy divergence and regional dynamics. Long U.S. 10-year bond exposure detracted as yields rose. Gas, oil, and Brent positioning hurt performance. Equity market neutral performance also detracted and the exposure was liquidated. At the strategy level, commodity mean reversion detracted through coffee, live cattle, and gold. Cross- trend strategy suffered mainly through rates positions.

Total return based on a $10,000 investment

	Class R6	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
1/29/2019	$9,990	$10,001	$10,052
2/28/2019	$9,950	$10,019	$10,047
3/31/2019	$9,830	$10,041	$10,240
4/30/2019	$9,920	$10,060	$10,242
5/31/2019	$9,790	$10,083	$10,424
6/30/2019	$9,740	$10,105	$10,555
7/31/2019	$9,870	$10,124	$10,578
8/31/2019	$9,960	$10,144	$10,852
9/30/2019	$9,950	$10,162	$10,794
10/31/2019	$9,810	$10,182	$10,827
11/30/2019	$9,850	$10,194	$10,821
12/31/2019	$9,581	$10,209	$10,814
1/31/2020	$9,712	$10,223	$11,022
2/29/2020	$9,369	$10,238	$11,220
3/31/2020	$8,459	$10,268	$11,154
4/30/2020	$8,348	$10,268	$11,353
5/31/2020	$8,298	$10,269	$11,405
6/30/2020	$8,105	$10,270	$11,477
7/31/2020	$8,196	$10,272	$11,649
8/31/2020	$8,166	$10,273	$11,555
9/30/2020	$8,085	$10,274	$11,548
10/31/2020	$8,015	$10,275	$11,497
11/30/2020	$7,924	$10,276	$11,610
12/31/2020	$7,984	$10,277	$11,626
1/31/2021	$8,055	$10,278	$11,542
2/28/2021	$8,075	$10,279	$11,376
3/31/2021	$8,267	$10,280	$11,234
4/30/2021	$8,419	$10,280	$11,322
5/31/2021	$8,580	$10,280	$11,359
6/30/2021	$8,580	$10,280	$11,439
7/31/2021	$8,570	$10,280	$11,567
8/31/2021	$8,510	$10,281	$11,545
9/30/2021	$8,580	$10,281	$11,445
10/31/2021	$8,530	$10,281	$11,442
11/30/2021	$8,368	$10,281	$11,476
12/31/2021	$8,540	$10,282	$11,446
1/31/2022	$8,661	$10,282	$11,200
2/28/2022	$8,530	$10,283	$11,075
3/31/2022	$8,641	$10,286	$10,767
4/30/2022	$8,985	$10,288	$10,359
5/31/2022	$9,045	$10,295	$10,425
6/30/2022	$9,227	$10,297	$10,262
7/31/2022	$9,157	$10,302	$10,513
8/31/2022	$9,359	$10,319	$10,215
9/30/2022	$9,187	$10,344	$9,774
10/31/2022	$9,227	$10,361	$9,648
11/30/2022	$9,197	$10,394	$10,002
12/31/2022	$9,427	$10,432	$9,957
1/31/2023	$9,310	$10,464	$10,264
2/28/2023	$9,462	$10,499	$9,998
3/31/2023	$9,520	$10,544	$10,252
4/30/2023	$9,625	$10,577	$10,314
5/31/2023	$9,590	$10,618	$10,202
6/30/2023	$9,637	$10,667	$10,166
7/31/2023	$9,579	$10,709	$10,158
8/31/2023	$9,719	$10,758	$10,094
9/30/2023	$9,614	$10,807	$9,837
10/31/2023	$9,800	$10,855	$9,682
11/30/2023	$9,695	$10,904	$10,120
12/31/2023	$9,444	$10,955	$10,508
1/31/2024	$9,749	$11,002	$10,479
2/29/2024	$9,835	$11,047	$10,331
3/31/2024	$10,030	$11,096	$10,426
4/30/2024	$9,969	$11,144	$10,163
5/31/2024	$9,884	$11,197	$10,335
6/30/2024	$10,091	$11,243	$10,433
7/31/2024	$10,042	$11,294	$10,677
8/31/2024	$9,981	$11,348	$10,830
9/30/2024	$9,920	$11,397	$10,975
10/31/2024	$9,908	$11,440	$10,703
11/30/2024	$10,165	$11,484	$10,816
12/31/2024	$10,497	$11,530	$10,639
1/31/2025	$10,560	$11,573	$10,696
2/28/2025	$10,826	$11,609	$10,931
3/31/2025	$10,800	$11,648	$10,935
4/30/2025	$10,118	$11,688	$10,978
5/31/2025	$10,181	$11,731	$10,899
6/30/2025	$10,118	$11,769	$11,067

Alternative Risk Premia Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	Since Inception (1/29/19)
Class R6	0.27	4.54	0.18
ICE BofA 3-Month U.S. Treasury Bill Index	4.68	2.76	2.57
Bloomberg U.S. Aggregate Bond Index	6.08	(0.73)	1.59

KEY FUND STATISTICS

Consolidated Total net assets	$100,767,845
Consolidated # of portfolio holdings	70
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$320,436

What did the Fund invest in?

CONSOLIDATED NET ASSET EXPOSURE (%)

Type	Long Position	Short Position
Bond futures	41	51
Commodity futures	42	43
Currency forwards	98	66
Equity index futures	23	2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective May 30, 2025, Elon Eznati was added as a portfolio manager for the Fund, and effective June 30, 2025, Chenfei Ma was removed as a portfolio manager for the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4816 06-25

Annual Shareholder Report

June 30, 2025

California Limited-Term Tax-Free Fund

Institutional Class

SFCNX

This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation and duration positioning while security selection in certain sectors detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,044	$10,038	$10,072
8/31/2015	$10,051	$10,051	$10,092
9/30/2015	$10,104	$10,089	$10,165
10/31/2015	$10,129	$10,116	$10,206
11/30/2015	$10,136	$10,100	$10,246
12/31/2015	$10,160	$10,102	$10,318
1/31/2016	$10,232	$10,171	$10,441
2/29/2016	$10,267	$10,205	$10,458
3/31/2016	$10,263	$10,177	$10,491
4/30/2016	$10,307	$10,204	$10,568
5/31/2016	$10,295	$10,192	$10,597
6/30/2016	$10,379	$10,246	$10,765
7/31/2016	$10,395	$10,276	$10,772
8/31/2016	$10,401	$10,269	$10,786
9/30/2016	$10,389	$10,227	$10,733
10/31/2016	$10,338	$10,210	$10,620
11/30/2016	$10,095	$10,049	$10,224
12/31/2016	$10,141	$10,085	$10,344
1/31/2017	$10,197	$10,161	$10,412
2/28/2017	$10,244	$10,214	$10,484
3/31/2017	$10,251	$10,212	$10,507
4/30/2017	$10,297	$10,249	$10,583
5/31/2017	$10,372	$10,308	$10,751
6/30/2017	$10,349	$10,275	$10,713
7/31/2017	$10,406	$10,327	$10,799
8/31/2017	$10,462	$10,361	$10,882
9/30/2017	$10,420	$10,323	$10,826
10/31/2017	$10,407	$10,322	$10,853
11/30/2017	$10,337	$10,226	$10,795
12/31/2017	$10,383	$10,252	$10,907
1/31/2018	$10,332	$10,263	$10,779
2/28/2018	$10,311	$10,259	$10,747
3/31/2018	$10,309	$10,255	$10,787
4/30/2018	$10,287	$10,227	$10,748
5/31/2018	$10,365	$10,299	$10,871
6/30/2018	$10,383	$10,332	$10,880
7/31/2018	$10,411	$10,361	$10,907
8/31/2018	$10,409	$10,364	$10,935
9/30/2018	$10,378	$10,317	$10,864
10/31/2018	$10,347	$10,305	$10,797
11/30/2018	$10,406	$10,358	$10,917
12/31/2018	$10,476	$10,428	$11,047
1/31/2019	$10,545	$10,483	$11,131
2/28/2019	$10,575	$10,509	$11,190
3/31/2019	$10,634	$10,557	$11,367
4/30/2019	$10,644	$10,559	$11,410
5/31/2019	$10,723	$10,638	$11,567
6/30/2019	$10,763	$10,679	$11,610
7/31/2019	$10,823	$10,741	$11,704
8/31/2019	$10,872	$10,770	$11,888
9/30/2019	$10,820	$10,711	$11,793
10/31/2019	$10,848	$10,755	$11,814
11/30/2019	$10,866	$10,779	$11,844
12/31/2019	$10,884	$10,798	$11,880
1/31/2020	$10,985	$10,869	$12,093
2/29/2020	$11,035	$10,906	$12,249
3/31/2020	$10,725	$10,761	$11,805
4/30/2020	$10,671	$10,786	$11,657
5/31/2020	$10,866	$11,004	$12,028
6/30/2020	$10,935	$11,007	$12,126
7/31/2020	$11,026	$11,078	$12,331
8/31/2020	$11,011	$11,071	$12,273
9/30/2020	$11,017	$11,081	$12,275
10/31/2020	$11,012	$11,063	$12,239
11/30/2020	$11,080	$11,101	$12,423
12/31/2020	$11,128	$11,114	$12,499
1/31/2021	$11,155	$11,133	$12,579
2/28/2021	$11,089	$11,067	$12,379
3/31/2021	$11,116	$11,092	$12,455
4/30/2021	$11,165	$11,122	$12,560
5/31/2021	$11,182	$11,121	$12,597
6/30/2021	$11,188	$11,118	$12,632
7/31/2021	$11,235	$11,158	$12,736
8/31/2021	$11,218	$11,155	$12,690
9/30/2021	$11,160	$11,122	$12,598
10/31/2021	$11,143	$11,106	$12,561
11/30/2021	$11,170	$11,114	$12,668
12/31/2021	$11,185	$11,120	$12,689
1/31/2022	$10,977	$10,921	$12,341
2/28/2022	$10,931	$10,892	$12,297
3/31/2022	$10,743	$10,708	$11,898
4/30/2022	$10,599	$10,595	$11,569
5/31/2022	$10,669	$10,735	$11,741
6/30/2022	$10,611	$10,719	$11,549
7/31/2022	$10,757	$10,853	$11,854
8/31/2022	$10,635	$10,716	$11,594
9/30/2022	$10,437	$10,503	$11,149
10/31/2022	$10,435	$10,501	$11,057
11/30/2022	$10,649	$10,723	$11,574
12/31/2022	$10,680	$10,746	$11,607
1/31/2023	$10,852	$10,899	$11,940
2/28/2023	$10,700	$10,724	$11,670
3/31/2023	$10,841	$10,892	$11,929
4/30/2023	$10,829	$10,842	$11,902
5/31/2023	$10,773	$10,776	$11,799
6/30/2023	$10,827	$10,847	$11,917
7/31/2023	$10,848	$10,869	$11,964
8/31/2023	$10,814	$10,846	$11,792
9/30/2023	$10,669	$10,725	$11,446
10/31/2023	$10,614	$10,718	$11,349
11/30/2023	$10,972	$11,016	$12,069
12/31/2023	$11,142	$11,134	$12,350
1/31/2024	$11,123	$11,112	$12,287
2/29/2024	$11,138	$11,123	$12,303
3/31/2024	$11,142	$11,105	$12,302
4/30/2024	$11,101	$11,049	$12,150
5/31/2024	$11,082	$11,023	$12,114
6/30/2024	$11,187	$11,107	$12,300
7/31/2024	$11,269	$11,203	$12,412
8/31/2024	$11,382	$11,327	$12,510
9/30/2024	$11,451	$11,398	$12,633
10/31/2024	$11,372	$11,316	$12,449
11/30/2024	$11,464	$11,379	$12,664
12/31/2024	$11,396	$11,326	$12,480
1/31/2025	$11,442	$11,367	$12,542
2/28/2025	$11,512	$11,448	$12,667
3/31/2025	$11,478	$11,410	$12,452
4/30/2025	$11,457	$11,363	$12,352
5/31/2025	$11,503	$11,447	$12,360
6/30/2025	$11,585	$11,539	$12,437

California Limited-Term Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	3.56	1.16	1.48
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$325,247,642
# of portfolio holdings	290
Portfolio turnover rate	31%
Total advisory fees paid	$1,070,136

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.7
AA/Aa	40.1
A/A	28.8
BBB/Baa	21.0
BB/Ba	3.9
B/B	0.9
Not Rated	4.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 2.37%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10‑1‑2036	1.5
California Infrastructure & Economic Development Bank Colburn School, 2.82%, 8‑1‑2072	1.5

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	14.1
1-3 years	27.1
3-5 years	23.6
5-10 years	32.4
10-20 years	2.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3178 06-25

Annual Shareholder Report

June 30, 2025

California Limited-Term Tax-Free Fund

Class C

SFCCX

This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$157	1.55%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation and duration positioning while security selection in certain sectors detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,035	$10,038	$10,072
8/31/2015	$10,032	$10,051	$10,092
9/30/2015	$10,077	$10,089	$10,165
10/31/2015	$10,092	$10,116	$10,206
11/30/2015	$10,090	$10,100	$10,246
12/31/2015	$10,105	$10,102	$10,318
1/31/2016	$10,176	$10,171	$10,441
2/29/2016	$10,193	$10,205	$10,458
3/31/2016	$10,180	$10,177	$10,491
4/30/2016	$10,215	$10,204	$10,568
5/31/2016	$10,194	$10,192	$10,597
6/30/2016	$10,276	$10,246	$10,765
7/31/2016	$10,274	$10,276	$10,772
8/31/2016	$10,271	$10,269	$10,786
9/30/2016	$10,251	$10,227	$10,733
10/31/2016	$10,192	$10,210	$10,620
11/30/2016	$9,939	$10,049	$10,224
12/31/2016	$9,975	$10,085	$10,344
1/31/2017	$10,020	$10,161	$10,412
2/28/2017	$10,067	$10,214	$10,484
3/31/2017	$10,065	$10,212	$10,507
4/30/2017	$10,101	$10,249	$10,583
5/31/2017	$10,165	$10,308	$10,751
6/30/2017	$10,135	$10,275	$10,713
7/31/2017	$10,180	$10,327	$10,799
8/31/2017	$10,225	$10,361	$10,882
9/30/2017	$10,177	$10,323	$10,826
10/31/2017	$10,156	$10,322	$10,853
11/30/2017	$10,079	$10,226	$10,795
12/31/2017	$10,115	$10,252	$10,907
1/31/2018	$10,057	$10,263	$10,779
2/28/2018	$10,020	$10,259	$10,747
3/31/2018	$10,018	$10,255	$10,787
4/30/2018	$9,990	$10,227	$10,748
5/31/2018	$10,055	$10,299	$10,871
6/30/2018	$10,064	$10,332	$10,880
7/31/2018	$10,082	$10,361	$10,907
8/31/2018	$10,072	$10,364	$10,935
9/30/2018	$10,024	$10,317	$10,864
10/31/2018	$9,986	$10,305	$10,797
11/30/2018	$10,044	$10,358	$10,917
12/31/2018	$10,101	$10,428	$11,047
1/31/2019	$10,148	$10,483	$11,131
2/28/2019	$10,178	$10,509	$11,190
3/31/2019	$10,226	$10,557	$11,367
4/30/2019	$10,216	$10,559	$11,410
5/31/2019	$10,292	$10,638	$11,567
6/30/2019	$10,322	$10,679	$11,610
7/31/2019	$10,369	$10,741	$11,704
8/31/2019	$10,407	$10,770	$11,888
9/30/2019	$10,348	$10,711	$11,793
10/31/2019	$10,366	$10,755	$11,814
11/30/2019	$10,375	$10,779	$11,844
12/31/2019	$10,382	$10,798	$11,880
1/31/2020	$10,468	$10,869	$12,093
2/29/2020	$10,506	$10,906	$12,249
3/31/2020	$10,207	$10,761	$11,805
4/30/2020	$10,139	$10,786	$11,657
5/31/2020	$10,321	$11,004	$12,028
6/30/2020	$10,378	$11,007	$12,126
7/31/2020	$10,453	$11,078	$12,331
8/31/2020	$10,430	$11,071	$12,273
9/30/2020	$10,427	$11,081	$12,275
10/31/2020	$10,403	$11,063	$12,239
11/30/2020	$10,468	$11,101	$12,423
12/31/2020	$10,503	$11,114	$12,499
1/31/2021	$10,519	$11,133	$12,579
2/28/2021	$10,450	$11,067	$12,379
3/31/2021	$10,466	$11,092	$12,455
4/30/2021	$10,503	$11,122	$12,560
5/31/2021	$10,509	$11,121	$12,597
6/30/2021	$10,506	$11,118	$12,632
7/31/2021	$10,540	$11,158	$12,736
8/31/2021	$10,516	$11,155	$12,690
9/30/2021	$10,453	$11,122	$12,598
10/31/2021	$10,418	$11,106	$12,561
11/30/2021	$10,444	$11,114	$12,668
12/31/2021	$10,439	$11,120	$12,689
1/31/2022	$10,239	$10,921	$12,341
2/28/2022	$10,198	$10,892	$12,297
3/31/2022	$10,008	$10,708	$11,898
4/30/2022	$9,857	$10,595	$11,569
5/31/2022	$9,923	$10,735	$11,741
6/30/2022	$9,861	$10,719	$11,549
7/31/2022	$9,987	$10,853	$11,854
8/31/2022	$9,856	$10,716	$11,594
9/30/2022	$9,667	$10,503	$11,149
10/31/2022	$9,657	$10,501	$11,057
11/30/2022	$9,854	$10,723	$11,574
12/31/2022	$9,864	$10,746	$11,607
1/31/2023	$10,021	$10,899	$11,940
2/28/2023	$9,876	$10,724	$11,670
3/31/2023	$9,995	$10,892	$11,929
4/30/2023	$9,966	$10,842	$11,902
5/31/2023	$9,907	$10,776	$11,799
6/30/2023	$9,947	$10,847	$11,917
7/31/2023	$9,964	$10,869	$11,964
8/31/2023	$9,930	$10,846	$11,792
9/30/2023	$9,788	$10,725	$11,446
10/31/2023	$9,736	$10,718	$11,349
11/30/2023	$10,057	$11,016	$12,069
12/31/2023	$10,218	$11,134	$12,350
1/31/2024	$10,199	$11,112	$12,287
2/29/2024	$10,211	$11,123	$12,303
3/31/2024	$10,201	$11,105	$12,302
4/30/2024	$10,163	$11,049	$12,150
5/31/2024	$10,143	$11,023	$12,114
6/30/2024	$10,236	$11,107	$12,300
7/31/2024	$10,317	$11,203	$12,412
8/31/2024	$10,407	$11,327	$12,510
9/30/2024	$10,467	$11,398	$12,633
10/31/2024	$10,404	$11,316	$12,449
11/30/2024	$10,474	$11,379	$12,664
12/31/2024	$10,421	$11,326	$12,480
1/31/2025	$10,449	$11,367	$12,542
2/28/2025	$10,521	$11,448	$12,667
3/31/2025	$10,478	$11,410	$12,452
4/30/2025	$10,456	$11,363	$12,352
5/31/2025	$10,506	$11,447	$12,360
6/30/2025	$10,577	$11,539	$12,437

California Limited-Term Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	2.56	0.10	0.56
Class C with Load	1.56	0.10	0.56
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$325,247,642
# of portfolio holdings	290
Portfolio turnover rate	31%
Total advisory fees paid	$1,070,136

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.7
AA/Aa	40.1
A/A	28.8
BBB/Baa	21.0
BB/Ba	3.9
B/B	0.9
Not Rated	4.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 2.37%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10‑1‑2036	1.5
California Infrastructure & Economic Development Bank Colburn School, 2.82%, 8‑1‑2072	1.5

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	14.1
1-3 years	27.1
3-5 years	23.6
5-10 years	32.4
10-20 years	2.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR1809 06-25

Annual Shareholder Report

June 30, 2025

California Limited-Term Tax-Free Fund

Class A

SFCIX

This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$81	0.80%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation and duration positioning while security selection in certain sectors detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$9,801	$10,000	$10,000
7/31/2015	$9,841	$10,038	$10,072
8/31/2015	$9,845	$10,051	$10,092
9/30/2015	$9,895	$10,089	$10,165
10/31/2015	$9,926	$10,116	$10,206
11/30/2015	$9,920	$10,100	$10,246
12/31/2015	$9,942	$10,102	$10,318
1/31/2016	$10,018	$10,171	$10,441
2/29/2016	$10,040	$10,205	$10,458
3/31/2016	$10,034	$10,177	$10,491
4/30/2016	$10,084	$10,204	$10,568
5/31/2016	$10,060	$10,192	$10,597
6/30/2016	$10,148	$10,246	$10,765
7/31/2016	$10,161	$10,276	$10,772
8/31/2016	$10,155	$10,269	$10,786
9/30/2016	$10,141	$10,227	$10,733
10/31/2016	$10,090	$10,210	$10,620
11/30/2016	$9,855	$10,049	$10,224
12/31/2016	$9,896	$10,085	$10,344
1/31/2017	$9,947	$10,161	$10,412
2/28/2017	$9,991	$10,214	$10,484
3/31/2017	$9,995	$10,212	$10,507
4/30/2017	$10,037	$10,249	$10,583
5/31/2017	$10,106	$10,308	$10,751
6/30/2017	$10,083	$10,275	$10,713
7/31/2017	$10,135	$10,327	$10,799
8/31/2017	$10,186	$10,361	$10,882
9/30/2017	$10,144	$10,323	$10,826
10/31/2017	$10,129	$10,322	$10,853
11/30/2017	$10,059	$10,226	$10,795
12/31/2017	$10,102	$10,252	$10,907
1/31/2018	$10,050	$10,263	$10,779
2/28/2018	$10,019	$10,259	$10,747
3/31/2018	$10,024	$10,255	$10,787
4/30/2018	$10,001	$10,227	$10,748
5/31/2018	$10,073	$10,299	$10,871
6/30/2018	$10,088	$10,332	$10,880
7/31/2018	$10,113	$10,361	$10,907
8/31/2018	$10,108	$10,364	$10,935
9/30/2018	$10,067	$10,317	$10,864
10/31/2018	$10,045	$10,305	$10,797
11/30/2018	$10,099	$10,358	$10,917
12/31/2018	$10,163	$10,428	$11,047
1/31/2019	$10,227	$10,483	$11,131
2/28/2019	$10,254	$10,509	$11,190
3/31/2019	$10,308	$10,557	$11,367
4/30/2019	$10,305	$10,559	$11,410
5/31/2019	$10,388	$10,638	$11,567
6/30/2019	$10,424	$10,679	$11,610
7/31/2019	$10,479	$10,741	$11,704
8/31/2019	$10,523	$10,770	$11,888
9/30/2019	$10,471	$10,711	$11,793
10/31/2019	$10,495	$10,755	$11,814
11/30/2019	$10,510	$10,779	$11,844
12/31/2019	$10,525	$10,798	$11,880
1/31/2020	$10,618	$10,869	$12,093
2/29/2020	$10,674	$10,906	$12,249
3/31/2020	$10,366	$10,761	$11,805
4/30/2020	$10,304	$10,786	$11,657
5/31/2020	$10,496	$11,004	$12,028
6/30/2020	$10,560	$11,007	$12,126
7/31/2020	$10,643	$11,078	$12,331
8/31/2020	$10,627	$11,071	$12,273
9/30/2020	$10,630	$11,081	$12,275
10/31/2020	$10,623	$11,063	$12,239
11/30/2020	$10,685	$11,101	$12,423
12/31/2020	$10,728	$11,114	$12,499
1/31/2021	$10,761	$11,133	$12,579
2/28/2021	$10,686	$11,067	$12,379
3/31/2021	$10,710	$11,092	$12,455
4/30/2021	$10,754	$11,122	$12,560
5/31/2021	$10,767	$11,121	$12,597
6/30/2021	$10,770	$11,118	$12,632
7/31/2021	$10,813	$11,158	$12,736
8/31/2021	$10,794	$11,155	$12,690
9/30/2021	$10,736	$11,122	$12,598
10/31/2021	$10,718	$11,106	$12,561
11/30/2021	$10,741	$11,114	$12,668
12/31/2021	$10,743	$11,120	$12,689
1/31/2022	$10,543	$10,921	$12,341
2/28/2022	$10,508	$10,892	$12,297
3/31/2022	$10,318	$10,708	$11,898
4/30/2022	$10,169	$10,595	$11,569
5/31/2022	$10,244	$10,735	$11,741
6/30/2022	$10,186	$10,719	$11,549
7/31/2022	$10,322	$10,853	$11,854
8/31/2022	$10,194	$10,716	$11,594
9/30/2022	$10,005	$10,503	$11,149
10/31/2022	$10,000	$10,501	$11,057
11/30/2022	$10,211	$10,723	$11,574
12/31/2022	$10,228	$10,746	$11,607
1/31/2023	$10,398	$10,899	$11,940
2/28/2023	$10,252	$10,724	$11,670
3/31/2023	$10,383	$10,892	$11,929
4/30/2023	$10,359	$10,842	$11,902
5/31/2023	$10,304	$10,776	$11,799
6/30/2023	$10,363	$10,847	$11,917
7/31/2023	$10,380	$10,869	$11,964
8/31/2023	$10,345	$10,846	$11,792
9/30/2023	$10,197	$10,725	$11,446
10/31/2023	$10,142	$10,718	$11,349
11/30/2023	$10,477	$11,016	$12,069
12/31/2023	$10,645	$11,134	$12,350
1/31/2024	$10,625	$11,112	$12,287
2/29/2024	$10,637	$11,123	$12,303
3/31/2024	$10,628	$11,105	$12,302
4/30/2024	$10,587	$11,049	$12,150
5/31/2024	$10,567	$11,023	$12,114
6/30/2024	$10,664	$11,107	$12,300
7/31/2024	$10,749	$11,203	$12,412
8/31/2024	$10,842	$11,327	$12,510
9/30/2024	$10,904	$11,398	$12,633
10/31/2024	$10,838	$11,316	$12,449
11/30/2024	$10,912	$11,379	$12,664
12/31/2024	$10,856	$11,326	$12,480
1/31/2025	$10,886	$11,367	$12,542
2/28/2025	$10,960	$11,448	$12,667
3/31/2025	$10,915	$11,410	$12,452
4/30/2025	$10,893	$11,363	$12,352
5/31/2025	$10,945	$11,447	$12,360
6/30/2025	$11,019	$11,539	$12,437

California Limited-Term Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	3.33	0.86	1.18
Class A with Load	1.22	0.45	0.98
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$325,247,642
# of portfolio holdings	290
Portfolio turnover rate	31%
Total advisory fees paid	$1,070,136

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.7
AA/Aa	40.1
A/A	28.8
BBB/Baa	21.0
BB/Ba	3.9
B/B	0.9
Not Rated	4.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 2.37%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10‑1‑2036	1.5
California Infrastructure & Economic Development Bank Colburn School, 2.82%, 8‑1‑2072	1.5

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	14.1
1-3 years	27.1
3-5 years	23.6
5-10 years	32.4
10-20 years	2.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0033 06-25

Annual Shareholder Report

June 30, 2025

California Limited-Term Tax-Free Fund

Administrator Class

SCTIX

This annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation and duration positioning while security selection in certain sectors detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg California Municipal 1-5 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,043	$10,038	$10,072
8/31/2015	$10,058	$10,051	$10,092
9/30/2015	$10,102	$10,089	$10,165
10/31/2015	$10,135	$10,116	$10,206
11/30/2015	$10,131	$10,100	$10,246
12/31/2015	$10,155	$10,102	$10,318
1/31/2016	$10,235	$10,171	$10,441
2/29/2016	$10,260	$10,205	$10,458
3/31/2016	$10,264	$10,177	$10,491
4/30/2016	$10,308	$10,204	$10,568
5/31/2016	$10,295	$10,192	$10,597
6/30/2016	$10,378	$10,246	$10,765
7/31/2016	$10,393	$10,276	$10,772
8/31/2016	$10,398	$10,269	$10,786
9/30/2016	$10,376	$10,227	$10,733
10/31/2016	$10,333	$10,210	$10,620
11/30/2016	$10,081	$10,049	$10,224
12/31/2016	$10,125	$10,085	$10,344
1/31/2017	$10,180	$10,161	$10,412
2/28/2017	$10,236	$10,214	$10,484
3/31/2017	$10,242	$10,212	$10,507
4/30/2017	$10,287	$10,249	$10,583
5/31/2017	$10,361	$10,308	$10,751
6/30/2017	$10,338	$10,275	$10,713
7/31/2017	$10,384	$10,327	$10,799
8/31/2017	$10,449	$10,361	$10,882
9/30/2017	$10,396	$10,323	$10,826
10/31/2017	$10,393	$10,322	$10,853
11/30/2017	$10,321	$10,226	$10,795
12/31/2017	$10,367	$10,252	$10,907
1/31/2018	$10,315	$10,263	$10,779
2/28/2018	$10,283	$10,259	$10,747
3/31/2018	$10,290	$10,255	$10,787
4/30/2018	$10,268	$10,227	$10,748
5/31/2018	$10,344	$10,299	$10,871
6/30/2018	$10,362	$10,332	$10,880
7/31/2018	$10,388	$10,361	$10,907
8/31/2018	$10,386	$10,364	$10,935
9/30/2018	$10,344	$10,317	$10,864
10/31/2018	$10,322	$10,305	$10,797
11/30/2018	$10,380	$10,358	$10,917
12/31/2018	$10,449	$10,428	$11,047
1/31/2019	$10,507	$10,483	$11,131
2/28/2019	$10,546	$10,509	$11,190
3/31/2019	$10,604	$10,557	$11,367
4/30/2019	$10,602	$10,559	$11,410
5/31/2019	$10,691	$10,638	$11,567
6/30/2019	$10,730	$10,679	$11,610
7/31/2019	$10,789	$10,741	$11,704
8/31/2019	$10,827	$10,770	$11,888
9/30/2019	$10,784	$10,711	$11,793
10/31/2019	$10,811	$10,755	$11,814
11/30/2019	$10,818	$10,779	$11,844
12/31/2019	$10,845	$10,798	$11,880
1/31/2020	$10,934	$10,869	$12,093
2/29/2020	$10,993	$10,906	$12,249
3/31/2020	$10,684	$10,761	$11,805
4/30/2020	$10,619	$10,786	$11,657
5/31/2020	$10,822	$11,004	$12,028
6/30/2020	$10,890	$11,007	$12,126
7/31/2020	$10,969	$11,078	$12,331
8/31/2020	$10,964	$11,071	$12,273
9/30/2020	$10,969	$11,081	$12,275
10/31/2020	$10,952	$11,063	$12,239
11/30/2020	$11,020	$11,101	$12,423
12/31/2020	$11,066	$11,114	$12,499
1/31/2021	$11,102	$11,133	$12,579
2/28/2021	$11,036	$11,067	$12,379
3/31/2021	$11,062	$11,092	$12,455
4/30/2021	$11,099	$11,122	$12,560
5/31/2021	$11,115	$11,121	$12,597
6/30/2021	$11,131	$11,118	$12,632
7/31/2021	$11,177	$11,158	$12,736
8/31/2021	$11,159	$11,155	$12,690
9/30/2021	$11,100	$11,122	$12,598
10/31/2021	$11,072	$11,106	$12,561
11/30/2021	$11,108	$11,114	$12,668
12/31/2021	$11,112	$11,120	$12,689
1/31/2022	$10,904	$10,921	$12,341
2/28/2022	$10,868	$10,892	$12,297
3/31/2022	$10,681	$10,708	$11,898
4/30/2022	$10,526	$10,595	$11,569
5/31/2022	$10,595	$10,735	$11,741
6/30/2022	$10,547	$10,719	$11,549
7/31/2022	$10,692	$10,853	$11,854
8/31/2022	$10,559	$10,716	$11,594
9/30/2022	$10,361	$10,503	$11,149
10/31/2022	$10,358	$10,501	$11,057
11/30/2022	$10,581	$10,723	$11,574
12/31/2022	$10,600	$10,746	$11,607
1/31/2023	$10,770	$10,899	$11,940
2/28/2023	$10,629	$10,724	$11,670
3/31/2023	$10,757	$10,892	$11,929
4/30/2023	$10,744	$10,842	$11,902
5/31/2023	$10,688	$10,776	$11,799
6/30/2023	$10,741	$10,847	$11,917
7/31/2023	$10,771	$10,869	$11,964
8/31/2023	$10,725	$10,846	$11,792
9/30/2023	$10,581	$10,725	$11,446
10/31/2023	$10,525	$10,718	$11,349
11/30/2023	$10,879	$11,016	$12,069
12/31/2023	$11,058	$11,134	$12,350
1/31/2024	$11,027	$11,112	$12,287
2/29/2024	$11,053	$11,123	$12,303
3/31/2024	$11,044	$11,105	$12,302
4/30/2024	$11,003	$11,049	$12,150
5/31/2024	$10,983	$11,023	$12,114
6/30/2024	$11,087	$11,107	$12,300
7/31/2024	$11,166	$11,203	$12,412
8/31/2024	$11,278	$11,327	$12,510
9/30/2024	$11,345	$11,398	$12,633
10/31/2024	$11,266	$11,316	$12,449
11/30/2024	$11,356	$11,379	$12,664
12/31/2024	$11,288	$11,326	$12,480
1/31/2025	$11,332	$11,367	$12,542
2/28/2025	$11,412	$11,448	$12,667
3/31/2025	$11,366	$11,410	$12,452
4/30/2025	$11,344	$11,363	$12,352
5/31/2025	$11,389	$11,447	$12,360
6/30/2025	$11,481	$11,539	$12,437

California Limited-Term Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	3.56	1.06	1.39
Bloomberg California Municipal 1-5 Year Blend Index	3.89	0.95	1.44
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$325,247,642
# of portfolio holdings	290
Portfolio turnover rate	31%
Total advisory fees paid	$1,070,136

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.7
AA/Aa	40.1
A/A	28.8
BBB/Baa	21.0
BB/Ba	3.9
B/B	0.9
Not Rated	4.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10‑1‑2052	3.6
California State University Series B-2, 0.55%, 11‑1‑2049	2.5
California Community Choice Financing Authority Series B-2, 2.37%, 2‑1‑2052	2.0
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	1.9
California Community Choice Financing Authority Series A-1, 5.00%, 12‑1‑2053	1.9
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10‑15‑2029	1.7
California Community Choice Financing Authority Series F, 5.50%, 10‑1‑2054	1.6
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1‑1‑2029	1.6
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10‑1‑2036	1.5
California Infrastructure & Economic Development Bank Colburn School, 2.82%, 8‑1‑2072	1.5

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	14.1
1-3 years	27.1
3-5 years	23.6
5-10 years	32.4
10-20 years	2.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0633 06-25

Annual Shareholder Report

June 30, 2025

California Tax-Free Fund

Institutional Class

SGTIX

This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation, security selection, and credit positioning while our long duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,078	$10,075	$10,072
8/31/2015	$10,106	$10,103	$10,092
9/30/2015	$10,185	$10,173	$10,165
10/31/2015	$10,222	$10,210	$10,206
11/30/2015	$10,285	$10,250	$10,246
12/31/2015	$10,372	$10,327	$10,318
1/31/2016	$10,469	$10,441	$10,441
2/29/2016	$10,479	$10,458	$10,458
3/31/2016	$10,567	$10,493	$10,491
4/30/2016	$10,648	$10,572	$10,568
5/31/2016	$10,703	$10,602	$10,597
6/30/2016	$10,914	$10,770	$10,765
7/31/2016	$10,880	$10,775	$10,772
8/31/2016	$10,917	$10,793	$10,786
9/30/2016	$10,848	$10,727	$10,733
10/31/2016	$10,709	$10,602	$10,620
11/30/2016	$10,252	$10,193	$10,224
12/31/2016	$10,370	$10,313	$10,344
1/31/2017	$10,409	$10,394	$10,412
2/28/2017	$10,465	$10,455	$10,484
3/31/2017	$10,494	$10,475	$10,507
4/30/2017	$10,558	$10,548	$10,583
5/31/2017	$10,731	$10,724	$10,751
6/30/2017	$10,716	$10,689	$10,713
7/31/2017	$10,790	$10,783	$10,799
8/31/2017	$10,873	$10,849	$10,882
9/30/2017	$10,839	$10,798	$10,826
10/31/2017	$10,860	$10,833	$10,853
11/30/2017	$10,826	$10,775	$10,795
12/31/2017	$10,922	$10,893	$10,907
1/31/2018	$10,807	$10,763	$10,779
2/28/2018	$10,756	$10,728	$10,747
3/31/2018	$10,797	$10,776	$10,787
4/30/2018	$10,764	$10,733	$10,748
5/31/2018	$10,889	$10,877	$10,871
6/30/2018	$10,902	$10,881	$10,880
7/31/2018	$10,925	$10,907	$10,907
8/31/2018	$10,947	$10,941	$10,935
9/30/2018	$10,885	$10,857	$10,864
10/31/2018	$10,813	$10,782	$10,797
11/30/2018	$10,912	$10,894	$10,917
12/31/2018	$11,021	$11,014	$11,047
1/31/2019	$11,092	$11,086	$11,131
2/28/2019	$11,144	$11,141	$11,190
3/31/2019	$11,302	$11,324	$11,367
4/30/2019	$11,354	$11,374	$11,410
5/31/2019	$11,511	$11,541	$11,567
6/30/2019	$11,564	$11,580	$11,610
7/31/2019	$11,635	$11,677	$11,704
8/31/2019	$11,841	$11,866	$11,888
9/30/2019	$11,756	$11,778	$11,793
10/31/2019	$11,768	$11,798	$11,814
11/30/2019	$11,779	$11,825	$11,844
12/31/2019	$11,819	$11,859	$11,880
1/31/2020	$12,016	$12,072	$12,093
2/29/2020	$12,193	$12,228	$12,249
3/31/2020	$11,661	$11,801	$11,805
4/30/2020	$11,435	$11,675	$11,657
5/31/2020	$11,815	$12,070	$12,028
6/30/2020	$11,924	$12,139	$12,126
7/31/2020	$12,115	$12,348	$12,331
8/31/2020	$12,085	$12,266	$12,273
9/30/2020	$12,105	$12,263	$12,275
10/31/2020	$12,074	$12,229	$12,239
11/30/2020	$12,246	$12,418	$12,423
12/31/2020	$12,326	$12,469	$12,499
1/31/2021	$12,396	$12,529	$12,579
2/28/2021	$12,203	$12,301	$12,379
3/31/2021	$12,283	$12,386	$12,455
4/30/2021	$12,405	$12,485	$12,560
5/31/2021	$12,465	$12,519	$12,597
6/30/2021	$12,516	$12,552	$12,632
7/31/2021	$12,607	$12,656	$12,736
8/31/2021	$12,564	$12,613	$12,690
9/30/2021	$12,458	$12,520	$12,598
10/31/2021	$12,455	$12,485	$12,561
11/30/2021	$12,566	$12,596	$12,668
12/31/2021	$12,573	$12,621	$12,689
1/31/2022	$12,236	$12,247	$12,341
2/28/2022	$12,161	$12,210	$12,297
3/31/2022	$11,781	$11,804	$11,898
4/30/2022	$11,401	$11,461	$11,569
5/31/2022	$11,546	$11,655	$11,741
6/30/2022	$11,301	$11,474	$11,549
7/31/2022	$11,595	$11,798	$11,854
8/31/2022	$11,339	$11,545	$11,594
9/30/2022	$10,955	$11,118	$11,149
10/31/2022	$10,859	$11,046	$11,057
11/30/2022	$11,298	$11,553	$11,574
12/31/2022	$11,309	$11,591	$11,607
1/31/2023	$11,568	$11,904	$11,940
2/28/2023	$11,341	$11,633	$11,670
3/31/2023	$11,536	$11,886	$11,929
4/30/2023	$11,525	$11,857	$11,902
5/31/2023	$11,448	$11,757	$11,799
6/30/2023	$11,547	$11,874	$11,917
7/31/2023	$11,581	$11,922	$11,964
8/31/2023	$11,450	$11,784	$11,792
9/30/2023	$11,122	$11,446	$11,446
10/31/2023	$10,914	$11,347	$11,349
11/30/2023	$11,682	$12,040	$12,069
12/31/2023	$11,962	$12,312	$12,350
1/31/2024	$11,962	$12,262	$12,287
2/29/2024	$11,964	$12,276	$12,303
3/31/2024	$11,988	$12,260	$12,302
4/30/2024	$11,843	$12,104	$12,150
5/31/2024	$11,867	$12,067	$12,114
6/30/2024	$12,050	$12,236	$12,300
7/31/2024	$12,154	$12,345	$12,412
8/31/2024	$12,224	$12,448	$12,510
9/30/2024	$12,352	$12,575	$12,633
10/31/2024	$12,205	$12,404	$12,449
11/30/2024	$12,390	$12,600	$12,664
12/31/2024	$12,254	$12,438	$12,480
1/31/2025	$12,244	$12,455	$12,542
2/28/2025	$12,374	$12,593	$12,667
3/31/2025	$12,178	$12,378	$12,452
4/30/2025	$12,075	$12,249	$12,352
5/31/2025	$11,972	$12,273	$12,360
6/30/2025	$12,032	$12,362	$12,437

California Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	(0.14)	0.18	1.87
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$553,185,114
# of portfolio holdings	236
Portfolio turnover rate	14%
Total advisory fees paid	$2,203,885

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	31.0
A/A	30.0
BBB/Baa	20.6
BB/Ba	4.2
B/B	0.8
Not Rated	12.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.8
State of California, 5.00%, 8‑1‑2046	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8‑15‑2047	1.7
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Long Beach Unified School District Series C, 4.00%, 8‑1‑2053	1.6
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Bernardino City Unified School District Series C, 5.00%, 8‑1‑2040	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	0.5
1-3 years	0.9
3-5 years	2.4
5-10 years	10.7
10-20 years	28.3
20-30 years	55.1
30+ years	2.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3179 06-25

Annual Shareholder Report

June 30, 2025

California Tax-Free Fund

Class C

SCTCX

This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$149	1.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation, security selection, and credit positioning while our long duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,069	$10,075	$10,072
8/31/2015	$10,088	$10,103	$10,092
9/30/2015	$10,157	$10,173	$10,165
10/31/2015	$10,185	$10,210	$10,206
11/30/2015	$10,239	$10,250	$10,246
12/31/2015	$10,316	$10,327	$10,318
1/31/2016	$10,410	$10,441	$10,441
2/29/2016	$10,412	$10,458	$10,458
3/31/2016	$10,481	$10,493	$10,491
4/30/2016	$10,560	$10,572	$10,568
5/31/2016	$10,605	$10,602	$10,597
6/30/2016	$10,802	$10,770	$10,765
7/31/2016	$10,760	$10,775	$10,772
8/31/2016	$10,787	$10,793	$10,786
9/30/2016	$10,712	$10,727	$10,733
10/31/2016	$10,560	$10,602	$10,620
11/30/2016	$10,100	$10,193	$10,224
12/31/2016	$10,214	$10,313	$10,344
1/31/2017	$10,235	$10,394	$10,412
2/28/2017	$10,290	$10,455	$10,484
3/31/2017	$10,310	$10,475	$10,507
4/30/2017	$10,364	$10,548	$10,583
5/31/2017	$10,522	$10,724	$10,751
6/30/2017	$10,499	$10,689	$10,713
7/31/2017	$10,562	$10,783	$10,799
8/31/2017	$10,633	$10,849	$10,882
9/30/2017	$10,592	$10,798	$10,826
10/31/2017	$10,603	$10,833	$10,853
11/30/2017	$10,563	$10,775	$10,795
12/31/2017	$10,654	$10,893	$10,907
1/31/2018	$10,527	$10,763	$10,779
2/28/2018	$10,471	$10,728	$10,747
3/31/2018	$10,501	$10,776	$10,787
4/30/2018	$10,453	$10,733	$10,748
5/31/2018	$10,572	$10,877	$10,871
6/30/2018	$10,577	$10,881	$10,880
7/31/2018	$10,589	$10,907	$10,907
8/31/2018	$10,602	$10,941	$10,935
9/30/2018	$10,525	$10,857	$10,864
10/31/2018	$10,458	$10,782	$10,797
11/30/2018	$10,534	$10,894	$10,917
12/31/2018	$10,629	$11,014	$11,047
1/31/2019	$10,688	$11,086	$11,131
2/28/2019	$10,739	$11,141	$11,190
3/31/2019	$10,879	$11,324	$11,367
4/30/2019	$10,920	$11,374	$11,410
5/31/2019	$11,069	$11,541	$11,567
6/30/2019	$11,100	$11,580	$11,610
7/31/2019	$11,167	$11,677	$11,704
8/31/2019	$11,344	$11,866	$11,888
9/30/2019	$11,264	$11,778	$11,793
10/31/2019	$11,256	$11,798	$11,814
11/30/2019	$11,267	$11,825	$11,844
12/31/2019	$11,286	$11,859	$11,880
1/31/2020	$11,461	$12,072	$12,093
2/29/2020	$11,628	$12,228	$12,249
3/31/2020	$11,102	$11,801	$11,805
4/30/2020	$10,882	$11,675	$11,657
5/31/2020	$11,237	$12,070	$12,028
6/30/2020	$11,331	$12,139	$12,126
7/31/2020	$11,509	$12,348	$12,331
8/31/2020	$11,471	$12,266	$12,273
9/30/2020	$11,472	$12,263	$12,275
10/31/2020	$11,434	$12,229	$12,239
11/30/2020	$11,593	$12,418	$12,423
12/31/2020	$11,658	$12,469	$12,499
1/31/2021	$11,714	$12,529	$12,579
2/28/2021	$11,525	$12,301	$12,379
3/31/2021	$11,581	$12,386	$12,455
4/30/2021	$11,684	$12,485	$12,560
5/31/2021	$11,740	$12,519	$12,597
6/30/2021	$11,768	$12,552	$12,632
7/31/2021	$11,853	$12,656	$12,736
8/31/2021	$11,793	$12,613	$12,690
9/30/2021	$11,695	$12,520	$12,598
10/31/2021	$11,673	$12,485	$12,561
11/30/2021	$11,767	$12,596	$12,668
12/31/2021	$11,763	$12,621	$12,689
1/31/2022	$11,444	$12,247	$12,341
2/28/2022	$11,366	$12,210	$12,297
3/31/2022	$10,999	$11,804	$11,898
4/30/2022	$10,631	$11,461	$11,569
5/31/2022	$10,756	$11,655	$11,741
6/30/2022	$10,523	$11,474	$11,549
7/31/2022	$10,793	$11,798	$11,854
8/31/2022	$10,541	$11,545	$11,594
9/30/2022	$10,182	$11,118	$11,149
10/31/2022	$10,076	$11,046	$11,057
11/30/2022	$10,478	$11,553	$11,574
12/31/2022	$10,470	$11,591	$11,607
1/31/2023	$10,707	$11,904	$11,940
2/28/2023	$10,493	$11,633	$11,670
3/31/2023	$10,661	$11,886	$11,929
4/30/2023	$10,642	$11,857	$11,902
5/31/2023	$10,564	$11,757	$11,799
6/30/2023	$10,646	$11,874	$11,917
7/31/2023	$10,674	$11,922	$11,964
8/31/2023	$10,551	$11,784	$11,792
9/30/2023	$10,246	$11,446	$11,446
10/31/2023	$10,051	$11,347	$11,349
11/30/2023	$10,758	$12,040	$12,069
12/31/2023	$11,013	$12,312	$12,350
1/31/2024	$11,011	$12,262	$12,287
2/29/2024	$11,010	$12,276	$12,303
3/31/2024	$11,030	$12,260	$12,302
4/30/2024	$10,894	$12,104	$12,150
5/31/2024	$10,913	$12,067	$12,114
6/30/2024	$11,079	$12,236	$12,300
7/31/2024	$11,173	$12,345	$12,412
8/31/2024	$11,234	$12,448	$12,510
9/30/2024	$11,350	$12,575	$12,633
10/31/2024	$11,211	$12,404	$12,449
11/30/2024	$11,380	$12,600	$12,664
12/31/2024	$11,251	$12,438	$12,480
1/31/2025	$11,240	$12,455	$12,542
2/28/2025	$11,357	$12,593	$12,667
3/31/2025	$11,175	$12,378	$12,452
4/30/2025	$11,078	$12,249	$12,352
5/31/2025	$10,980	$12,273	$12,360
6/30/2025	$11,034	$12,362	$12,437

California Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(1.19)	(0.84)	0.99
Class C with Load	(2.19)	(0.84)	0.99
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$553,185,114
# of portfolio holdings	236
Portfolio turnover rate	14%
Total advisory fees paid	$2,203,885

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	31.0
A/A	30.0
BBB/Baa	20.6
BB/Ba	4.2
B/B	0.8
Not Rated	12.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.8
State of California, 5.00%, 8‑1‑2046	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8‑15‑2047	1.7
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Long Beach Unified School District Series C, 4.00%, 8‑1‑2053	1.6
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Bernardino City Unified School District Series C, 5.00%, 8‑1‑2040	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	0.5
1-3 years	0.9
3-5 years	2.4
5-10 years	10.7
10-20 years	28.3
20-30 years	55.1
30+ years	2.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0532 06-25

Annual Shareholder Report

June 30, 2025

California Tax-Free Fund

Class A

SCTAX

This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$74	0.74%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation, security selection, and credit positioning while our long duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,547	$10,000	$10,000
7/31/2015	$9,611	$10,075	$10,072
8/31/2015	$9,635	$10,103	$10,092
9/30/2015	$9,717	$10,173	$10,165
10/31/2015	$9,742	$10,210	$10,206
11/30/2015	$9,799	$10,250	$10,246
12/31/2015	$9,881	$10,327	$10,318
1/31/2016	$9,979	$10,441	$10,441
2/29/2016	$9,986	$10,458	$10,458
3/31/2016	$10,060	$10,493	$10,491
4/30/2016	$10,143	$10,572	$10,568
5/31/2016	$10,193	$10,602	$10,597
6/30/2016	$10,383	$10,770	$10,765
7/31/2016	$10,358	$10,775	$10,772
8/31/2016	$10,390	$10,793	$10,786
9/30/2016	$10,314	$10,727	$10,733
10/31/2016	$10,179	$10,602	$10,620
11/30/2016	$9,741	$10,193	$10,224
12/31/2016	$9,859	$10,313	$10,344
1/31/2017	$9,885	$10,394	$10,412
2/28/2017	$9,945	$10,455	$10,484
3/31/2017	$9,970	$10,475	$10,507
4/30/2017	$10,030	$10,548	$10,583
5/31/2017	$10,184	$10,724	$10,751
6/30/2017	$10,166	$10,689	$10,713
7/31/2017	$10,235	$10,783	$10,799
8/31/2017	$10,311	$10,849	$10,882
9/30/2017	$10,277	$10,798	$10,826
10/31/2017	$10,302	$10,833	$10,853
11/30/2017	$10,259	$10,775	$10,795
12/31/2017	$10,356	$10,893	$10,907
1/31/2018	$10,245	$10,763	$10,779
2/28/2018	$10,195	$10,728	$10,747
3/31/2018	$10,231	$10,776	$10,787
4/30/2018	$10,189	$10,733	$10,748
5/31/2018	$10,314	$10,877	$10,871
6/30/2018	$10,324	$10,881	$10,880
7/31/2018	$10,343	$10,907	$10,907
8/31/2018	$10,361	$10,941	$10,935
9/30/2018	$10,291	$10,857	$10,864
10/31/2018	$10,230	$10,782	$10,797
11/30/2018	$10,312	$10,894	$10,917
12/31/2018	$10,413	$11,014	$11,047
1/31/2019	$10,477	$11,086	$11,131
2/28/2019	$10,534	$11,141	$11,190
3/31/2019	$10,681	$11,324	$11,367
4/30/2019	$10,728	$11,374	$11,410
5/31/2019	$10,874	$11,541	$11,567
6/30/2019	$10,912	$11,580	$11,610
7/31/2019	$10,986	$11,677	$11,704
8/31/2019	$11,169	$11,866	$11,888
9/30/2019	$11,096	$11,778	$11,793
10/31/2019	$11,104	$11,798	$11,814
11/30/2019	$11,113	$11,825	$11,844
12/31/2019	$11,138	$11,859	$11,880
1/31/2020	$11,321	$12,072	$12,093
2/29/2020	$11,486	$12,228	$12,249
3/31/2020	$10,981	$11,801	$11,805
4/30/2020	$10,775	$11,675	$11,657
5/31/2020	$11,131	$12,070	$12,028
6/30/2020	$11,232	$12,139	$12,126
7/31/2020	$11,409	$12,348	$12,331
8/31/2020	$11,378	$12,266	$12,273
9/30/2020	$11,385	$12,263	$12,275
10/31/2020	$11,354	$12,229	$12,239
11/30/2020	$11,522	$12,418	$12,423
12/31/2020	$11,595	$12,469	$12,499
1/31/2021	$11,658	$12,529	$12,579
2/28/2021	$11,473	$12,301	$12,379
3/31/2021	$11,546	$12,386	$12,455
4/30/2021	$11,649	$12,485	$12,560
5/31/2021	$11,713	$12,519	$12,597
6/30/2021	$11,748	$12,552	$12,632
7/31/2021	$11,841	$12,656	$12,736
8/31/2021	$11,788	$12,613	$12,690
9/30/2021	$11,695	$12,520	$12,598
10/31/2021	$11,689	$12,485	$12,561
11/30/2021	$11,782	$12,596	$12,668
12/31/2021	$11,786	$12,621	$12,689
1/31/2022	$11,476	$12,247	$12,341
2/28/2022	$11,403	$12,210	$12,297
3/31/2022	$11,044	$11,804	$11,898
4/30/2022	$10,684	$11,461	$11,569
5/31/2022	$10,817	$11,655	$11,741
6/30/2022	$10,585	$11,474	$11,549
7/31/2022	$10,859	$11,798	$11,854
8/31/2022	$10,616	$11,545	$11,594
9/30/2022	$10,253	$11,118	$11,149
10/31/2022	$10,161	$11,046	$11,057
11/30/2022	$10,570	$11,553	$11,574
12/31/2022	$10,579	$11,591	$11,607
1/31/2023	$10,818	$11,904	$11,940
2/28/2023	$10,604	$11,633	$11,670
3/31/2023	$10,784	$11,886	$11,929
4/30/2023	$10,771	$11,857	$11,902
5/31/2023	$10,696	$11,757	$11,799
6/30/2023	$10,787	$11,874	$11,917
7/31/2023	$10,816	$11,922	$11,964
8/31/2023	$10,691	$11,784	$11,792
9/30/2023	$10,381	$11,446	$11,446
10/31/2023	$10,184	$11,347	$11,349
11/30/2023	$10,900	$12,040	$12,069
12/31/2023	$11,159	$12,312	$12,350
1/31/2024	$11,157	$12,262	$12,287
2/29/2024	$11,156	$12,276	$12,303
3/31/2024	$11,176	$12,260	$12,302
4/30/2024	$11,038	$12,104	$12,150
5/31/2024	$11,058	$12,067	$12,114
6/30/2024	$11,226	$12,236	$12,300
7/31/2024	$11,321	$12,345	$12,412
8/31/2024	$11,383	$12,448	$12,510
9/30/2024	$11,500	$12,575	$12,633
10/31/2024	$11,360	$12,404	$12,449
11/30/2024	$11,530	$12,600	$12,664
12/31/2024	$11,401	$12,438	$12,480
1/31/2025	$11,389	$12,455	$12,542
2/28/2025	$11,508	$12,593	$12,667
3/31/2025	$11,323	$12,378	$12,452
4/30/2025	$11,225	$12,249	$12,352
5/31/2025	$11,126	$12,273	$12,360
6/30/2025	$11,180	$12,362	$12,437

California Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	(0.41)	(0.09)	1.59
Class A with Load	(4.90)	(1.01)	1.12
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$553,185,114
# of portfolio holdings	236
Portfolio turnover rate	14%
Total advisory fees paid	$2,203,885

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	31.0
A/A	30.0
BBB/Baa	20.6
BB/Ba	4.2
B/B	0.8
Not Rated	12.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.8
State of California, 5.00%, 8‑1‑2046	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8‑15‑2047	1.7
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Long Beach Unified School District Series C, 4.00%, 8‑1‑2053	1.6
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Bernardino City Unified School District Series C, 5.00%, 8‑1‑2040	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	0.5
1-3 years	0.9
3-5 years	2.4
5-10 years	10.7
10-20 years	28.3
20-30 years	55.1
30+ years	2.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0032 06-25

Annual Shareholder Report

June 30, 2025

California Tax-Free Fund

Administrator Class

SGCAX

This annual shareholder report contains important information about California Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$55	0.55%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were sector allocation, security selection, and credit positioning while our long duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg California Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,078	$10,075	$10,072
8/31/2015	$10,105	$10,103	$10,092
9/30/2015	$10,183	$10,173	$10,165
10/31/2015	$10,220	$10,210	$10,206
11/30/2015	$10,282	$10,250	$10,246
12/31/2015	$10,368	$10,327	$10,318
1/31/2016	$10,464	$10,441	$10,441
2/29/2016	$10,474	$10,458	$10,458
3/31/2016	$10,562	$10,493	$10,491
4/30/2016	$10,642	$10,572	$10,568
5/31/2016	$10,696	$10,602	$10,597
6/30/2016	$10,906	$10,770	$10,765
7/31/2016	$10,872	$10,775	$10,772
8/31/2016	$10,908	$10,793	$10,786
9/30/2016	$10,839	$10,727	$10,733
10/31/2016	$10,699	$10,602	$10,620
11/30/2016	$10,242	$10,193	$10,224
12/31/2016	$10,359	$10,313	$10,344
1/31/2017	$10,397	$10,394	$10,412
2/28/2017	$10,453	$10,455	$10,484
3/31/2017	$10,481	$10,475	$10,507
4/30/2017	$10,545	$10,548	$10,583
5/31/2017	$10,717	$10,724	$10,751
6/30/2017	$10,701	$10,689	$10,713
7/31/2017	$10,774	$10,783	$10,799
8/31/2017	$10,857	$10,849	$10,882
9/30/2017	$10,822	$10,798	$10,826
10/31/2017	$10,842	$10,833	$10,853
11/30/2017	$10,808	$10,775	$10,795
12/31/2017	$10,903	$10,893	$10,907
1/31/2018	$10,787	$10,763	$10,779
2/28/2018	$10,736	$10,728	$10,747
3/31/2018	$10,776	$10,776	$10,787
4/30/2018	$10,743	$10,733	$10,748
5/31/2018	$10,867	$10,877	$10,871
6/30/2018	$10,880	$10,881	$10,880
7/31/2018	$10,901	$10,907	$10,907
8/31/2018	$10,923	$10,941	$10,935
9/30/2018	$10,860	$10,857	$10,864
10/31/2018	$10,788	$10,782	$10,797
11/30/2018	$10,886	$10,894	$10,917
12/31/2018	$10,984	$11,014	$11,047
1/31/2019	$11,054	$11,086	$11,131
2/28/2019	$11,116	$11,141	$11,190
3/31/2019	$11,272	$11,324	$11,367
4/30/2019	$11,324	$11,374	$11,410
5/31/2019	$11,480	$11,541	$11,567
6/30/2019	$11,531	$11,580	$11,610
7/31/2019	$11,602	$11,677	$11,704
8/31/2019	$11,807	$11,866	$11,888
9/30/2019	$11,721	$11,778	$11,793
10/31/2019	$11,732	$11,798	$11,814
11/30/2019	$11,743	$11,825	$11,844
12/31/2019	$11,782	$11,859	$11,880
1/31/2020	$11,977	$12,072	$12,093
2/29/2020	$12,154	$12,228	$12,249
3/31/2020	$11,613	$11,801	$11,805
4/30/2020	$11,397	$11,675	$11,657
5/31/2020	$11,775	$12,070	$12,028
6/30/2020	$11,883	$12,139	$12,126
7/31/2020	$12,073	$12,348	$12,331
8/31/2020	$12,042	$12,266	$12,273
9/30/2020	$12,051	$12,263	$12,275
10/31/2020	$12,030	$12,229	$12,239
11/30/2020	$12,200	$12,418	$12,423
12/31/2020	$12,279	$12,469	$12,499
1/31/2021	$12,348	$12,529	$12,579
2/28/2021	$12,155	$12,301	$12,379
3/31/2021	$12,234	$12,386	$12,455
4/30/2021	$12,354	$12,485	$12,560
5/31/2021	$12,414	$12,519	$12,597
6/30/2021	$12,464	$12,552	$12,632
7/31/2021	$12,554	$12,656	$12,736
8/31/2021	$12,510	$12,613	$12,690
9/30/2021	$12,404	$12,520	$12,598
10/31/2021	$12,400	$12,485	$12,561
11/30/2021	$12,510	$12,596	$12,668
12/31/2021	$12,516	$12,621	$12,689
1/31/2022	$12,180	$12,247	$12,341
2/28/2022	$12,105	$12,210	$12,297
3/31/2022	$11,726	$11,804	$11,898
4/30/2022	$11,346	$11,461	$11,569
5/31/2022	$11,490	$11,655	$11,741
6/30/2022	$11,246	$11,474	$11,549
7/31/2022	$11,538	$11,798	$11,854
8/31/2022	$11,282	$11,545	$11,594
9/30/2022	$10,900	$11,118	$11,149
10/31/2022	$10,804	$11,046	$11,057
11/30/2022	$11,239	$11,553	$11,574
12/31/2022	$11,250	$11,591	$11,607
1/31/2023	$11,507	$11,904	$11,940
2/28/2023	$11,281	$11,633	$11,670
3/31/2023	$11,474	$11,886	$11,929
4/30/2023	$11,462	$11,857	$11,902
5/31/2023	$11,385	$11,757	$11,799
6/30/2023	$11,483	$11,874	$11,917
7/31/2023	$11,516	$11,922	$11,964
8/31/2023	$11,386	$11,784	$11,792
9/30/2023	$11,058	$11,446	$11,446
10/31/2023	$10,851	$11,347	$11,349
11/30/2023	$11,614	$12,040	$12,069
12/31/2023	$11,891	$12,312	$12,350
1/31/2024	$11,891	$12,262	$12,287
2/29/2024	$11,892	$12,276	$12,303
3/31/2024	$11,915	$12,260	$12,302
4/30/2024	$11,771	$12,104	$12,150
5/31/2024	$11,782	$12,067	$12,114
6/30/2024	$11,964	$12,236	$12,300
7/31/2024	$12,077	$12,345	$12,412
8/31/2024	$12,146	$12,448	$12,510
9/30/2024	$12,261	$12,575	$12,633
10/31/2024	$12,114	$12,404	$12,449
11/30/2024	$12,309	$12,600	$12,664
12/31/2024	$12,173	$12,438	$12,480
1/31/2025	$12,151	$12,455	$12,542
2/28/2025	$12,280	$12,593	$12,667
3/31/2025	$12,096	$12,378	$12,452
4/30/2025	$11,993	$12,249	$12,352
5/31/2025	$11,890	$12,273	$12,360
6/30/2025	$11,950	$12,362	$12,437

California Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	(0.12)	0.11	1.80
Bloomberg California Municipal Bond Index	1.03	0.36	2.14
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$553,185,114
# of portfolio holdings	236
Portfolio turnover rate	14%
Total advisory fees paid	$2,203,885

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	31.0
A/A	30.0
BBB/Baa	20.6
BB/Ba	4.2
B/B	0.8
Not Rated	12.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8‑15‑2039	1.8
State of California, 5.00%, 8‑1‑2046	1.8
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6‑1‑2053	1.8
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8‑15‑2047	1.7
Santa Ana Unified School District Series B CAB, 0.00%, 8‑1‑2038	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7‑1‑2054	1.6
Long Beach Unified School District Series C, 4.00%, 8‑1‑2053	1.6
Hayward Unified School District COP, 5.25%, 8‑1‑2052	1.5
San Bernardino City Unified School District Series C, 5.00%, 8‑1‑2040	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7‑1‑2054	1.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	0.5
1-3 years	0.9
3-5 years	2.4
5-10 years	10.7
10-20 years	28.3
20-30 years	55.1
30+ years	2.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

The Fund is now considered a diversified fund under the Investment Company Act of 1940, as amended.

In addition, at a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0632 06-25

Annual Shareholder Report

June 30, 2025

High Yield Municipal Bond Fund

Institutional Class

WHYIX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$55	0.55%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was sector allocation, while our long duration and yield curve positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Institutional Class	High Yield Municipal Bond Blended Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,060	$9,997	$10,072
8/31/2015	$10,063	$10,029	$10,092
9/30/2015	$10,154	$10,186	$10,165
10/31/2015	$10,226	$10,277	$10,206
11/30/2015	$10,317	$10,318	$10,246
12/31/2015	$10,444	$10,356	$10,318
1/31/2016	$10,554	$10,441	$10,441
2/29/2016	$10,566	$10,516	$10,458
3/31/2016	$10,635	$10,596	$10,491
4/30/2016	$10,725	$10,666	$10,568
5/31/2016	$10,813	$10,762	$10,597
6/30/2016	$10,971	$11,031	$10,765
7/31/2016	$10,979	$11,077	$10,772
8/31/2016	$11,010	$11,107	$10,786
9/30/2016	$10,991	$11,102	$10,733
10/31/2016	$10,882	$10,973	$10,620
11/30/2016	$10,357	$10,417	$10,224
12/31/2016	$10,429	$10,553	$10,344
1/31/2017	$10,434	$10,669	$10,412
2/28/2017	$10,522	$10,852	$10,484
3/31/2017	$10,631	$10,876	$10,507
4/30/2017	$10,740	$10,952	$10,583
5/31/2017	$10,900	$11,122	$10,751
6/30/2017	$10,914	$11,091	$10,713
7/31/2017	$11,013	$11,171	$10,799
8/31/2017	$11,153	$11,297	$10,882
9/30/2017	$11,167	$11,238	$10,826
10/31/2017	$11,214	$11,267	$10,853
11/30/2017	$11,221	$11,260	$10,795
12/31/2017	$11,366	$11,395	$10,907
1/31/2018	$11,321	$11,277	$10,779
2/28/2018	$11,319	$11,269	$10,747
3/31/2018	$11,403	$11,384	$10,787
4/30/2018	$11,422	$11,399	$10,748
5/31/2018	$11,571	$11,594	$10,871
6/30/2018	$11,610	$11,632	$10,880
7/31/2018	$11,670	$11,668	$10,907
8/31/2018	$11,708	$11,736	$10,935
9/30/2018	$11,690	$11,678	$10,864
10/31/2018	$11,625	$11,562	$10,797
11/30/2018	$11,688	$11,662	$10,917
12/31/2018	$11,793	$11,778	$11,047
1/31/2019	$11,865	$11,861	$11,131
2/28/2019	$11,951	$11,924	$11,190
3/31/2019	$12,149	$12,185	$11,367
4/30/2019	$12,236	$12,244	$11,410
5/31/2019	$12,426	$12,431	$11,567
6/30/2019	$12,504	$12,488	$11,610
7/31/2019	$12,593	$12,575	$11,704
8/31/2019	$12,820	$12,836	$11,888
9/30/2019	$12,796	$12,779	$11,793
10/31/2019	$12,829	$12,805	$11,814
11/30/2019	$12,874	$12,848	$11,844
12/31/2019	$12,918	$12,886	$11,880
1/31/2020	$13,114	$13,169	$12,093
2/29/2020	$13,311	$13,404	$12,249
3/31/2020	$12,057	$12,325	$11,805
4/30/2020	$11,714	$12,014	$11,657
5/31/2020	$12,056	$12,461	$12,028
6/30/2020	$12,423	$12,798	$12,126
7/31/2020	$12,682	$13,093	$12,331
8/31/2020	$12,703	$13,089	$12,273
9/30/2020	$12,737	$13,098	$12,275
10/31/2020	$12,758	$13,096	$12,239
11/30/2020	$13,008	$13,364	$12,423
12/31/2020	$13,199	$13,546	$12,499
1/31/2021	$13,364	$13,750	$12,579
2/28/2021	$13,173	$13,577	$12,379
3/31/2021	$13,301	$13,698	$12,455
4/30/2021	$13,501	$13,865	$12,560
5/31/2021	$13,629	$13,977	$12,597
6/30/2021	$13,808	$14,099	$12,632
7/31/2021	$13,951	$14,247	$12,736
8/31/2021	$13,920	$14,212	$12,690
9/30/2021	$13,802	$14,116	$12,598
10/31/2021	$13,720	$14,065	$12,561
11/30/2021	$13,875	$14,223	$12,668
12/31/2021	$13,905	$14,255	$12,689
1/31/2022	$13,581	$13,859	$12,341
2/28/2022	$13,421	$13,820	$12,297
3/31/2022	$12,957	$13,341	$11,898
4/30/2022	$12,529	$12,909	$11,569
5/31/2022	$12,725	$13,071	$11,741
6/30/2022	$12,353	$12,735	$11,549
7/31/2022	$12,784	$13,155	$11,854
8/31/2022	$12,543	$12,864	$11,594
9/30/2022	$11,963	$12,191	$11,149
10/31/2022	$11,759	$12,000	$11,057
11/30/2022	$12,329	$12,644	$11,574
12/31/2022	$12,269	$12,646	$11,607
1/31/2023	$12,672	$13,128	$11,940
2/28/2023	$12,400	$12,762	$11,670
3/31/2023	$12,566	$12,995	$11,929
4/30/2023	$12,625	$13,028	$11,902
5/31/2023	$12,564	$12,928	$11,799
6/30/2023	$12,719	$13,118	$11,917
7/31/2023	$12,740	$13,190	$11,964
8/31/2023	$12,598	$12,994	$11,792
9/30/2023	$12,184	$12,577	$11,446
10/31/2023	$11,905	$12,413	$11,349
11/30/2023	$12,724	$13,305	$12,069
12/31/2023	$13,080	$13,669	$12,350
1/31/2024	$13,147	$13,603	$12,287
2/29/2024	$13,243	$13,674	$12,303
3/31/2024	$13,325	$13,771	$12,302
4/30/2024	$13,170	$13,652	$12,150
5/31/2024	$13,252	$13,698	$12,114
6/30/2024	$13,544	$13,983	$12,300
7/31/2024	$13,649	$14,126	$12,412
8/31/2024	$13,774	$14,271	$12,510
9/30/2024	$13,955	$14,404	$12,633
10/31/2024	$13,793	$14,189	$12,449
11/30/2024	$14,003	$14,470	$12,664
12/31/2024	$13,810	$14,241	$12,480
1/31/2025	$13,889	$14,334	$12,542
2/28/2025	$14,044	$14,498	$12,667
3/31/2025	$13,820	$14,298	$12,452
4/30/2025	$13,551	$14,099	$12,352
5/31/2025	$13,486	$14,109	$12,360
6/30/2025	$13,540	$14,193	$12,437

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	(0.03)	1.74	3.08
High Yield Municipal Bond Blended IndexFootnote Reference*	1.50	2.09	3.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is composed 60% of the Bloomberg High Yield Municipal Bond Index and 40% of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$195,093,854
# of portfolio holdings	197
Portfolio turnover rate	15%
Total advisory fees paid	$674,282

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	3.0
A/A	10.5
BBB/Baa	28.5
BB/Ba	11.3
B/B	1.9
CCC/Caa and below	0.7
Not Rated	44.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7‑1‑2058	1.4
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.1
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.1
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.1
Louisiana PFA Calcasieu Bridge Partners LLC AMT, 5.75%, 9‑1‑2064	1.1
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.0
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.0
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.0
City of New York Series 3, 3.90%, 4‑1‑2042	1.0
Aerotropolis Regional Transportation Authority, 5.75%, 12‑1‑2054	1.0

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	2.8
1-3 years	1.0
3-5 years	1.8
5-10 years	3.2
10-20 years	15.1
20-30 years	65.8
30+ years	10.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective April 29, 2025, Nicholas Venditti, CFA was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3172 06-25

Annual Shareholder Report

June 30, 2025

High Yield Municipal Bond Fund

Class R6

EKHRX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$50	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was sector allocation, while our long duration and yield curve positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class R6	High Yield Municipal Bond Blended Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,060	$9,997	$10,072
8/31/2015	$10,063	$10,029	$10,092
9/30/2015	$10,154	$10,186	$10,165
10/31/2015	$10,226	$10,277	$10,206
11/30/2015	$10,317	$10,318	$10,246
12/31/2015	$10,444	$10,356	$10,318
1/31/2016	$10,554	$10,441	$10,441
2/29/2016	$10,566	$10,516	$10,458
3/31/2016	$10,635	$10,596	$10,491
4/30/2016	$10,725	$10,666	$10,568
5/31/2016	$10,813	$10,762	$10,597
6/30/2016	$10,971	$11,031	$10,765
7/31/2016	$10,979	$11,077	$10,772
8/31/2016	$11,010	$11,107	$10,786
9/30/2016	$10,991	$11,102	$10,733
10/31/2016	$10,882	$10,973	$10,620
11/30/2016	$10,357	$10,417	$10,224
12/31/2016	$10,429	$10,553	$10,344
1/31/2017	$10,434	$10,669	$10,412
2/28/2017	$10,522	$10,852	$10,484
3/31/2017	$10,631	$10,876	$10,507
4/30/2017	$10,740	$10,952	$10,583
5/31/2017	$10,900	$11,122	$10,751
6/30/2017	$10,914	$11,091	$10,713
7/31/2017	$11,013	$11,171	$10,799
8/31/2017	$11,153	$11,297	$10,882
9/30/2017	$11,167	$11,238	$10,826
10/31/2017	$11,214	$11,267	$10,853
11/30/2017	$11,221	$11,260	$10,795
12/31/2017	$11,366	$11,395	$10,907
1/31/2018	$11,321	$11,277	$10,779
2/28/2018	$11,319	$11,269	$10,747
3/31/2018	$11,403	$11,384	$10,787
4/30/2018	$11,422	$11,399	$10,748
5/31/2018	$11,571	$11,594	$10,871
6/30/2018	$11,610	$11,632	$10,880
7/31/2018	$11,670	$11,668	$10,907
8/31/2018	$11,709	$11,736	$10,935
9/30/2018	$11,691	$11,678	$10,864
10/31/2018	$11,626	$11,562	$10,797
11/30/2018	$11,690	$11,662	$10,917
12/31/2018	$11,796	$11,778	$11,047
1/31/2019	$11,880	$11,861	$11,131
2/28/2019	$11,955	$11,924	$11,190
3/31/2019	$12,154	$12,185	$11,367
4/30/2019	$12,252	$12,244	$11,410
5/31/2019	$12,443	$12,431	$11,567
6/30/2019	$12,521	$12,488	$11,610
7/31/2019	$12,611	$12,575	$11,704
8/31/2019	$12,839	$12,836	$11,888
9/30/2019	$12,815	$12,779	$11,793
10/31/2019	$12,837	$12,805	$11,814
11/30/2019	$12,883	$12,848	$11,844
12/31/2019	$12,928	$12,886	$11,880
1/31/2020	$13,124	$13,169	$12,093
2/29/2020	$13,322	$13,404	$12,249
3/31/2020	$12,067	$12,325	$11,805
4/30/2020	$11,725	$12,014	$11,657
5/31/2020	$12,068	$12,461	$12,028
6/30/2020	$12,436	$12,798	$12,126
7/31/2020	$12,708	$13,093	$12,331
8/31/2020	$12,729	$13,089	$12,273
9/30/2020	$12,752	$13,098	$12,275
10/31/2020	$12,773	$13,096	$12,239
11/30/2020	$13,036	$13,364	$12,423
12/31/2020	$13,229	$13,546	$12,499
1/31/2021	$13,381	$13,750	$12,579
2/28/2021	$13,203	$13,577	$12,379
3/31/2021	$13,332	$13,698	$12,455
4/30/2021	$13,521	$13,865	$12,560
5/31/2021	$13,662	$13,977	$12,597
6/30/2021	$13,839	$14,099	$12,632
7/31/2021	$13,980	$14,247	$12,736
8/31/2021	$13,948	$14,212	$12,690
9/30/2021	$13,840	$14,116	$12,598
10/31/2021	$13,745	$14,065	$12,561
11/30/2021	$13,912	$14,223	$12,668
12/31/2021	$13,942	$14,255	$12,689
1/31/2022	$13,618	$13,859	$12,341
2/28/2022	$13,453	$13,820	$12,297
3/31/2022	$12,986	$13,341	$11,898
4/30/2022	$12,555	$12,909	$11,569
5/31/2022	$12,752	$13,071	$11,741
6/30/2022	$12,381	$12,735	$11,549
7/31/2022	$12,813	$13,155	$11,854
8/31/2022	$12,571	$12,864	$11,594
9/30/2022	$11,991	$12,191	$11,149
10/31/2022	$11,788	$12,000	$11,057
11/30/2022	$12,359	$12,644	$11,574
12/31/2022	$12,300	$12,646	$11,607
1/31/2023	$12,703	$13,128	$11,940
2/28/2023	$12,432	$12,762	$11,670
3/31/2023	$12,598	$12,995	$11,929
4/30/2023	$12,658	$13,028	$11,902
5/31/2023	$12,598	$12,928	$11,799
6/30/2023	$12,754	$13,118	$11,917
7/31/2023	$12,789	$13,190	$11,964
8/31/2023	$12,634	$12,994	$11,792
9/30/2023	$12,220	$12,577	$11,446
10/31/2023	$11,942	$12,413	$11,349
11/30/2023	$12,762	$13,305	$12,069
12/31/2023	$13,119	$13,669	$12,350
1/31/2024	$13,187	$13,603	$12,287
2/29/2024	$13,283	$13,674	$12,303
3/31/2024	$13,366	$13,771	$12,302
4/30/2024	$13,212	$13,652	$12,150
5/31/2024	$13,294	$13,698	$12,114
6/30/2024	$13,602	$13,983	$12,300
7/31/2024	$13,707	$14,126	$12,412
8/31/2024	$13,819	$14,271	$12,510
9/30/2024	$14,002	$14,404	$12,633
10/31/2024	$13,854	$14,189	$12,449
11/30/2024	$14,050	$14,470	$12,664
12/31/2024	$13,872	$14,241	$12,480
1/31/2025	$13,938	$14,334	$12,542
2/28/2025	$14,079	$14,498	$12,667
3/31/2025	$13,870	$14,298	$12,452
4/30/2025	$13,602	$14,099	$12,352
5/31/2025	$13,537	$14,109	$12,360
6/30/2025	$13,592	$14,193	$12,437

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	(0.08)	1.79	3.12
High Yield Municipal Bond Blended IndexFootnote Reference†	1.50	2.09	3.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is composed 60% of the Bloomberg High Yield Municipal Bond Index and 40% of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$195,093,854
# of portfolio holdings	197
Portfolio turnover rate	15%
Total advisory fees paid	$674,282

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	3.0
A/A	10.5
BBB/Baa	28.5
BB/Ba	11.3
B/B	1.9
CCC/Caa and below	0.7
Not Rated	44.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7‑1‑2058	1.4
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.1
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.1
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.1
Louisiana PFA Calcasieu Bridge Partners LLC AMT, 5.75%, 9‑1‑2064	1.1
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.0
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.0
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.0
City of New York Series 3, 3.90%, 4‑1‑2042	1.0
Aerotropolis Regional Transportation Authority, 5.75%, 12‑1‑2054	1.0

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	2.8
1-3 years	1.0
3-5 years	1.8
5-10 years	3.2
10-20 years	15.1
20-30 years	65.8
30+ years	10.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective April 29, 2025, Nicholas Venditti, CFA was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4808 06-25

Annual Shareholder Report

June 30, 2025

High Yield Municipal Bond Fund

Class C

WHYCX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$154	1.55%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was sector allocation, while our long duration and yield curve positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class C with Load	High Yield Municipal Bond Blended Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,062	$9,997	$10,072
8/31/2015	$10,056	$10,029	$10,092
9/30/2015	$10,139	$10,186	$10,165
10/31/2015	$10,202	$10,277	$10,206
11/30/2015	$10,274	$10,318	$10,246
12/31/2015	$10,392	$10,356	$10,318
1/31/2016	$10,493	$10,441	$10,441
2/29/2016	$10,496	$10,516	$10,458
3/31/2016	$10,555	$10,596	$10,491
4/30/2016	$10,646	$10,666	$10,568
5/31/2016	$10,714	$10,762	$10,597
6/30/2016	$10,862	$11,031	$10,765
7/31/2016	$10,861	$11,077	$10,772
8/31/2016	$10,892	$11,107	$10,786
9/30/2016	$10,855	$11,102	$10,733
10/31/2016	$10,748	$10,973	$10,620
11/30/2016	$10,212	$10,417	$10,224
12/31/2016	$10,274	$10,553	$10,344
1/31/2017	$10,270	$10,669	$10,412
2/28/2017	$10,359	$10,852	$10,484
3/31/2017	$10,446	$10,876	$10,507
4/30/2017	$10,545	$10,952	$10,583
5/31/2017	$10,704	$11,122	$10,751
6/30/2017	$10,699	$11,091	$10,713
7/31/2017	$10,786	$11,171	$10,799
8/31/2017	$10,914	$11,297	$10,882
9/30/2017	$10,919	$11,238	$10,826
10/31/2017	$10,956	$11,267	$10,853
11/30/2017	$10,953	$11,260	$10,795
12/31/2017	$11,086	$11,395	$10,907
1/31/2018	$11,043	$11,277	$10,779
2/28/2018	$11,022	$11,269	$10,747
3/31/2018	$11,094	$11,384	$10,787
4/30/2018	$11,104	$11,399	$10,748
5/31/2018	$11,239	$11,594	$10,871
6/30/2018	$11,267	$11,632	$10,880
7/31/2018	$11,316	$11,668	$10,907
8/31/2018	$11,344	$11,736	$10,935
9/30/2018	$11,317	$11,678	$10,864
10/31/2018	$11,244	$11,562	$10,797
11/30/2018	$11,296	$11,662	$10,917
12/31/2018	$11,388	$11,778	$11,047
1/31/2019	$11,448	$11,861	$11,131
2/28/2019	$11,522	$11,924	$11,190
3/31/2019	$11,704	$12,185	$11,367
4/30/2019	$11,778	$12,244	$11,410
5/31/2019	$11,950	$12,431	$11,567
6/30/2019	$12,015	$12,488	$11,610
7/31/2019	$12,101	$12,575	$11,704
8/31/2019	$12,298	$12,836	$11,888
9/30/2019	$12,265	$12,779	$11,793
10/31/2019	$12,286	$12,805	$11,814
11/30/2019	$12,319	$12,848	$11,844
12/31/2019	$12,351	$12,886	$11,880
1/31/2020	$12,528	$13,169	$12,093
2/29/2020	$12,706	$13,404	$12,249
3/31/2020	$11,499	$12,325	$11,805
4/30/2020	$11,163	$12,014	$11,657
5/31/2020	$11,479	$12,461	$12,028
6/30/2020	$11,820	$12,798	$12,126
7/31/2020	$12,056	$13,093	$12,331
8/31/2020	$12,077	$13,089	$12,273
9/30/2020	$12,087	$13,098	$12,275
10/31/2020	$12,097	$13,096	$12,239
11/30/2020	$12,336	$13,364	$12,423
12/31/2020	$12,507	$13,546	$12,499
1/31/2021	$12,640	$13,750	$12,579
2/28/2021	$12,461	$13,577	$12,379
3/31/2021	$12,572	$13,698	$12,455
4/30/2021	$12,738	$13,865	$12,560
5/31/2021	$12,860	$13,977	$12,597
6/30/2021	$13,019	$14,099	$12,632
7/31/2021	$13,131	$14,247	$12,736
8/31/2021	$13,090	$14,212	$12,690
9/30/2021	$12,980	$14,116	$12,598
10/31/2021	$12,880	$14,065	$12,561
11/30/2021	$13,027	$14,223	$12,668
12/31/2021	$13,032	$14,255	$12,689
1/31/2022	$12,730	$13,859	$12,341
2/28/2022	$12,558	$13,820	$12,297
3/31/2022	$12,114	$13,341	$11,898
4/30/2022	$11,704	$12,909	$11,569
5/31/2022	$11,877	$13,071	$11,741
6/30/2022	$11,521	$12,735	$11,549
7/31/2022	$11,912	$13,155	$11,854
8/31/2022	$11,678	$12,864	$11,594
9/30/2022	$11,128	$12,191	$11,149
10/31/2022	$10,929	$12,000	$11,057
11/30/2022	$11,450	$12,644	$11,574
12/31/2022	$11,385	$12,646	$11,607
1/31/2023	$11,748	$13,128	$11,940
2/28/2023	$11,488	$12,762	$11,670
3/31/2023	$11,631	$12,995	$11,929
4/30/2023	$11,676	$13,028	$11,902
5/31/2023	$11,611	$12,928	$11,799
6/30/2023	$11,744	$13,118	$11,917
7/31/2023	$11,761	$13,190	$11,964
8/31/2023	$11,628	$12,994	$11,792
9/30/2023	$11,243	$12,577	$11,446
10/31/2023	$10,983	$12,413	$11,349
11/30/2023	$11,736	$13,305	$12,069
12/31/2023	$12,062	$13,669	$12,350
1/31/2024	$12,121	$13,603	$12,287
2/29/2024	$12,207	$13,674	$12,303
3/31/2024	$12,281	$13,771	$12,302
4/30/2024	$12,135	$13,652	$12,150
5/31/2024	$12,208	$13,698	$12,114
6/30/2024	$12,475	$13,983	$12,300
7/31/2024	$12,582	$14,126	$12,412
8/31/2024	$12,681	$14,271	$12,510
9/30/2024	$12,846	$14,404	$12,633
10/31/2024	$12,693	$14,189	$12,449
11/30/2024	$12,884	$14,470	$12,664
12/31/2024	$12,717	$14,241	$12,480
1/31/2025	$12,774	$14,334	$12,542
2/28/2025	$12,914	$14,498	$12,667
3/31/2025	$12,706	$14,298	$12,452
4/30/2025	$12,457	$14,099	$12,352
5/31/2025	$12,394	$14,109	$12,360
6/30/2025	$12,455	$14,193	$12,437

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(0.92)	0.75	2.22
Class C with Load	(1.92)	0.75	2.22
High Yield Municipal Bond Blended IndexFootnote Reference*	1.50	2.09	3.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is composed 60% of the Bloomberg High Yield Municipal Bond Index and 40% of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$195,093,854
# of portfolio holdings	197
Portfolio turnover rate	15%
Total advisory fees paid	$674,282

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	3.0
A/A	10.5
BBB/Baa	28.5
BB/Ba	11.3
B/B	1.9
CCC/Caa and below	0.7
Not Rated	44.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7‑1‑2058	1.4
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.1
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.1
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.1
Louisiana PFA Calcasieu Bridge Partners LLC AMT, 5.75%, 9‑1‑2064	1.1
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.0
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.0
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.0
City of New York Series 3, 3.90%, 4‑1‑2042	1.0
Aerotropolis Regional Transportation Authority, 5.75%, 12‑1‑2054	1.0

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	2.8
1-3 years	1.0
3-5 years	1.8
5-10 years	3.2
10-20 years	15.1
20-30 years	65.8
30+ years	10.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective April 29, 2025, Nicholas Venditti, CFA was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3556 06-25

Annual Shareholder Report

June 30, 2025

High Yield Municipal Bond Fund

Class A

WHYMX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$79	0.79%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was sector allocation, while our long duration and yield curve positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A with Load	High Yield Municipal Bond Blended Index	Bloomberg Municipal Bond Index
6/30/2015	$9,548	$10,000	$10,000
7/31/2015	$9,603	$9,997	$10,072
8/31/2015	$9,604	$10,029	$10,092
9/30/2015	$9,689	$10,186	$10,165
10/31/2015	$9,765	$10,277	$10,206
11/30/2015	$9,840	$10,318	$10,246
12/31/2015	$9,959	$10,356	$10,318
1/31/2016	$10,062	$10,441	$10,441
2/29/2016	$10,071	$10,516	$10,458
3/31/2016	$10,134	$10,596	$10,491
4/30/2016	$10,219	$10,666	$10,568
5/31/2016	$10,300	$10,762	$10,597
6/30/2016	$10,449	$11,031	$10,765
7/31/2016	$10,454	$11,077	$10,772
8/31/2016	$10,491	$11,107	$10,786
9/30/2016	$10,461	$11,102	$10,733
10/31/2016	$10,356	$10,973	$10,620
11/30/2016	$9,854	$10,417	$10,224
12/31/2016	$9,920	$10,553	$10,344
1/31/2017	$9,923	$10,669	$10,412
2/28/2017	$10,014	$10,852	$10,484
3/31/2017	$10,106	$10,876	$10,507
4/30/2017	$10,207	$10,952	$10,583
5/31/2017	$10,358	$11,122	$10,751
6/30/2017	$10,369	$11,091	$10,713
7/31/2017	$10,460	$11,171	$10,799
8/31/2017	$10,591	$11,297	$10,882
9/30/2017	$10,602	$11,238	$10,826
10/31/2017	$10,645	$11,267	$10,853
11/30/2017	$10,649	$11,260	$10,795
12/31/2017	$10,785	$11,395	$10,907
1/31/2018	$10,740	$11,277	$10,779
2/28/2018	$10,735	$11,269	$10,747
3/31/2018	$10,813	$11,384	$10,787
4/30/2018	$10,829	$11,399	$10,748
5/31/2018	$10,967	$11,594	$10,871
6/30/2018	$11,002	$11,632	$10,880
7/31/2018	$11,057	$11,668	$10,907
8/31/2018	$11,091	$11,736	$10,935
9/30/2018	$11,071	$11,678	$10,864
10/31/2018	$11,007	$11,562	$10,797
11/30/2018	$11,064	$11,662	$10,917
12/31/2018	$11,162	$11,778	$11,047
1/31/2019	$11,228	$11,861	$11,131
2/28/2019	$11,307	$11,924	$11,190
3/31/2019	$11,492	$12,185	$11,367
4/30/2019	$11,572	$12,244	$11,410
5/31/2019	$11,749	$12,431	$11,567
6/30/2019	$11,820	$12,488	$11,610
7/31/2019	$11,902	$12,575	$11,704
8/31/2019	$12,114	$12,836	$11,888
9/30/2019	$12,088	$12,779	$11,793
10/31/2019	$12,117	$12,805	$11,814
11/30/2019	$12,157	$12,848	$11,844
12/31/2019	$12,196	$12,886	$11,880
1/31/2020	$12,379	$13,169	$12,093
2/29/2020	$12,562	$13,404	$12,249
3/31/2020	$11,376	$12,325	$11,805
4/30/2020	$11,050	$12,014	$11,657
5/31/2020	$11,371	$12,461	$12,028
6/30/2020	$11,716	$12,798	$12,126
7/31/2020	$11,957	$13,093	$12,331
8/31/2020	$11,974	$13,089	$12,273
9/30/2020	$12,004	$13,098	$12,275
10/31/2020	$12,021	$13,096	$12,239
11/30/2020	$12,266	$13,364	$12,423
12/31/2020	$12,432	$13,546	$12,499
1/31/2021	$12,584	$13,750	$12,579
2/28/2021	$12,402	$13,577	$12,379
3/31/2021	$12,520	$13,698	$12,455
4/30/2021	$12,706	$13,865	$12,560
5/31/2021	$12,835	$13,977	$12,597
6/30/2021	$13,002	$14,099	$12,632
7/31/2021	$13,122	$14,247	$12,736
8/31/2021	$13,090	$14,212	$12,690
9/30/2021	$12,976	$14,116	$12,598
10/31/2021	$12,896	$14,065	$12,561
11/30/2021	$13,051	$14,223	$12,668
12/31/2021	$13,065	$14,255	$12,689
1/31/2022	$12,757	$13,859	$12,341
2/28/2022	$12,604	$13,820	$12,297
3/31/2022	$12,167	$13,341	$11,898
4/30/2022	$11,762	$12,909	$11,569
5/31/2022	$11,943	$13,071	$11,741
6/30/2022	$11,592	$12,735	$11,549
7/31/2022	$11,994	$13,155	$11,854
8/31/2022	$11,766	$12,864	$11,594
9/30/2022	$11,219	$12,191	$11,149
10/31/2022	$11,025	$12,000	$11,057
11/30/2022	$11,557	$12,644	$11,574
12/31/2022	$11,499	$12,646	$11,607
1/31/2023	$11,874	$13,128	$11,940
2/28/2023	$11,617	$12,762	$11,670
3/31/2023	$11,770	$12,995	$11,929
4/30/2023	$11,822	$13,028	$11,902
5/31/2023	$11,763	$12,928	$11,799
6/30/2023	$11,906	$13,118	$11,917
7/31/2023	$11,923	$13,190	$11,964
8/31/2023	$11,788	$12,994	$11,792
9/30/2023	$11,398	$12,577	$11,446
10/31/2023	$11,134	$12,413	$11,349
11/30/2023	$11,898	$13,305	$12,069
12/31/2023	$12,228	$13,669	$12,350
1/31/2024	$12,288	$13,603	$12,287
2/29/2024	$12,376	$13,674	$12,303
3/31/2024	$12,450	$13,771	$12,302
4/30/2024	$12,302	$13,652	$12,150
5/31/2024	$12,376	$13,698	$12,114
6/30/2024	$12,647	$13,983	$12,300
7/31/2024	$12,755	$14,126	$12,412
8/31/2024	$12,855	$14,271	$12,510
9/30/2024	$13,023	$14,404	$12,633
10/31/2024	$12,868	$14,189	$12,449
11/30/2024	$13,061	$14,470	$12,664
12/31/2024	$12,892	$14,241	$12,480
1/31/2025	$12,950	$14,334	$12,542
2/28/2025	$13,092	$14,498	$12,667
3/31/2025	$12,881	$14,298	$12,452
4/30/2025	$12,628	$14,099	$12,352
5/31/2025	$12,565	$14,109	$12,360
6/30/2025	$12,626	$14,193	$12,437

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	(0.16)	1.51	2.83
Class A with Load	(4.65)	0.58	2.36
High Yield Municipal Bond Blended IndexFootnote Reference*	1.50	2.09	3.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is composed 60% of the Bloomberg High Yield Municipal Bond Index and 40% of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$195,093,854
# of portfolio holdings	197
Portfolio turnover rate	15%
Total advisory fees paid	$674,282

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	3.0
A/A	10.5
BBB/Baa	28.5
BB/Ba	11.3
B/B	1.9
CCC/Caa and below	0.7
Not Rated	44.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7‑1‑2058	1.4
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.1
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.1
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.1
Louisiana PFA Calcasieu Bridge Partners LLC AMT, 5.75%, 9‑1‑2064	1.1
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.0
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.0
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.0
City of New York Series 3, 3.90%, 4‑1‑2042	1.0
Aerotropolis Regional Transportation Authority, 5.75%, 12‑1‑2054	1.0

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	2.8
1-3 years	1.0
3-5 years	1.8
5-10 years	3.2
10-20 years	15.1
20-30 years	65.8
30+ years	10.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective April 29, 2025, Nicholas Venditti, CFA was added as a portfolio manager to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3364 06-25

Annual Shareholder Report

June 30, 2025

High Yield Municipal Bond Fund

Administrator Class

WHYDX

This annual shareholder report contains important information about High Yield Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$68	0.68%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was sector allocation, while our long duration and yield curve positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Administrator Class	High Yield Municipal Bond Blended Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,069	$9,997	$10,072
8/31/2015	$10,071	$10,029	$10,092
9/30/2015	$10,160	$10,186	$10,165
10/31/2015	$10,231	$10,277	$10,206
11/30/2015	$10,311	$10,318	$10,246
12/31/2015	$10,436	$10,356	$10,318
1/31/2016	$10,555	$10,441	$10,441
2/29/2016	$10,555	$10,516	$10,458
3/31/2016	$10,623	$10,596	$10,491
4/30/2016	$10,722	$10,666	$10,568
5/31/2016	$10,798	$10,762	$10,597
6/30/2016	$10,965	$11,031	$10,765
7/31/2016	$10,961	$11,077	$10,772
8/31/2016	$11,001	$11,107	$10,786
9/30/2016	$10,981	$11,102	$10,733
10/31/2016	$10,871	$10,973	$10,620
11/30/2016	$10,335	$10,417	$10,224
12/31/2016	$10,406	$10,553	$10,344
1/31/2017	$10,420	$10,669	$10,412
2/28/2017	$10,506	$10,852	$10,484
3/31/2017	$10,603	$10,876	$10,507
4/30/2017	$10,710	$10,952	$10,583
5/31/2017	$10,880	$11,122	$10,751
6/30/2017	$10,882	$11,091	$10,713
7/31/2017	$10,978	$11,171	$10,799
8/31/2017	$11,117	$11,297	$10,882
9/30/2017	$11,129	$11,238	$10,826
10/31/2017	$11,175	$11,267	$10,853
11/30/2017	$11,180	$11,260	$10,795
12/31/2017	$11,335	$11,395	$10,907
1/31/2018	$11,288	$11,277	$10,779
2/28/2018	$11,274	$11,269	$10,747
3/31/2018	$11,356	$11,384	$10,787
4/30/2018	$11,374	$11,399	$10,748
5/31/2018	$11,521	$11,594	$10,871
6/30/2018	$11,558	$11,632	$10,880
7/31/2018	$11,617	$11,668	$10,907
8/31/2018	$11,664	$11,736	$10,935
9/30/2018	$11,634	$11,678	$10,864
10/31/2018	$11,567	$11,562	$10,797
11/30/2018	$11,628	$11,662	$10,917
12/31/2018	$11,732	$11,778	$11,047
1/31/2019	$11,802	$11,861	$11,131
2/28/2019	$11,886	$11,924	$11,190
3/31/2019	$12,082	$12,185	$11,367
4/30/2019	$12,178	$12,244	$11,410
5/31/2019	$12,354	$12,431	$11,567
6/30/2019	$12,441	$12,488	$11,610
7/31/2019	$12,528	$12,575	$11,704
8/31/2019	$12,752	$12,836	$11,888
9/30/2019	$12,726	$12,779	$11,793
10/31/2019	$12,746	$12,805	$11,814
11/30/2019	$12,789	$12,848	$11,844
12/31/2019	$12,832	$12,886	$11,880
1/31/2020	$13,025	$13,169	$12,093
2/29/2020	$13,219	$13,404	$12,249
3/31/2020	$11,972	$12,325	$11,805
4/30/2020	$11,630	$12,014	$11,657
5/31/2020	$11,968	$12,461	$12,028
6/30/2020	$12,332	$12,798	$12,126
7/31/2020	$12,599	$13,093	$12,331
8/31/2020	$12,618	$13,089	$12,273
9/30/2020	$12,638	$13,098	$12,275
10/31/2020	$12,658	$13,096	$12,239
11/30/2020	$12,917	$13,364	$12,423
12/31/2020	$13,105	$13,546	$12,499
1/31/2021	$13,254	$13,750	$12,579
2/28/2021	$13,076	$13,577	$12,379
3/31/2021	$13,201	$13,698	$12,455
4/30/2021	$13,386	$13,865	$12,560
5/31/2021	$13,524	$13,977	$12,597
6/30/2021	$13,700	$14,099	$12,632
7/31/2021	$13,840	$14,247	$12,736
8/31/2021	$13,796	$14,212	$12,690
9/30/2021	$13,689	$14,116	$12,598
10/31/2021	$13,607	$14,065	$12,561
11/30/2021	$13,759	$14,223	$12,668
12/31/2021	$13,787	$14,255	$12,689
1/31/2022	$13,464	$13,859	$12,341
2/28/2022	$13,304	$13,820	$12,297
3/31/2022	$12,844	$13,341	$11,898
4/30/2022	$12,405	$12,909	$11,569
5/31/2022	$12,598	$13,071	$11,741
6/30/2022	$12,241	$12,735	$11,549
7/31/2022	$12,654	$13,155	$11,854
8/31/2022	$12,414	$12,864	$11,594
9/30/2022	$11,839	$12,191	$11,149
10/31/2022	$11,635	$12,000	$11,057
11/30/2022	$12,198	$12,644	$11,574
12/31/2022	$12,151	$12,646	$11,607
1/31/2023	$12,534	$13,128	$11,940
2/28/2023	$12,264	$12,762	$11,670
3/31/2023	$12,426	$12,995	$11,929
4/30/2023	$12,483	$13,028	$11,902
5/31/2023	$12,422	$12,928	$11,799
6/30/2023	$12,573	$13,118	$11,917
7/31/2023	$12,606	$13,190	$11,964
8/31/2023	$12,464	$12,994	$11,792
9/30/2023	$12,039	$12,577	$11,446
10/31/2023	$11,762	$12,413	$11,349
11/30/2023	$12,570	$13,305	$12,069
12/31/2023	$12,920	$13,669	$12,350
1/31/2024	$12,998	$13,603	$12,287
2/29/2024	$13,078	$13,674	$12,303
3/31/2024	$13,158	$13,771	$12,302
4/30/2024	$13,003	$13,652	$12,150
5/31/2024	$13,082	$13,698	$12,114
6/30/2024	$13,383	$13,983	$12,300
7/31/2024	$13,484	$14,126	$12,412
8/31/2024	$13,592	$14,271	$12,510
9/30/2024	$13,770	$14,404	$12,633
10/31/2024	$13,622	$14,189	$12,449
11/30/2024	$13,813	$14,470	$12,664
12/31/2024	$13,635	$14,241	$12,480
1/31/2025	$13,697	$14,334	$12,542
2/28/2025	$13,849	$14,498	$12,667
3/31/2025	$13,627	$14,298	$12,452
4/30/2025	$13,375	$14,099	$12,352
5/31/2025	$13,310	$14,109	$12,360
6/30/2025	$13,362	$14,193	$12,437

High Yield Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	(0.16)	1.62	2.94
High Yield Municipal Bond Blended IndexFootnote Reference*	1.50	2.09	3.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is composed 60% of the Bloomberg High Yield Municipal Bond Index and 40% of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$195,093,854
# of portfolio holdings	197
Portfolio turnover rate	15%
Total advisory fees paid	$674,282

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AA/Aa	3.0
A/A	10.5
BBB/Baa	28.5
BB/Ba	11.3
B/B	1.9
CCC/Caa and below	0.7
Not Rated	44.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7‑1‑2058	1.4
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A, 6.50%, 10‑1‑2055	1.1
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6‑1‑2054	1.1
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6‑1‑2056	1.1
Louisiana PFA Calcasieu Bridge Partners LLC AMT, 5.75%, 9‑1‑2064	1.1
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4‑15‑2053	1.0
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9‑15‑2044	1.0
New York Transportation Development Corp. JFK NTO LLC AMT, 5.50%, 6‑30‑2054	1.0
City of New York Series 3, 3.90%, 4‑1‑2042	1.0
Aerotropolis Regional Transportation Authority, 5.75%, 12‑1‑2054	1.0

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	2.8
1-3 years	1.0
3-5 years	1.8
5-10 years	3.2
10-20 years	15.1
20-30 years	65.8
30+ years	10.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective April 29, 2025, Nicholas Venditti, CFA was added as a portfolio manager to the Fund. At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3772 06-25

Annual Shareholder Report

June 30, 2025

Intermediate Tax/AMT-Free Fund

Institutional Class

WITIX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$35	0.35%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was our allocation to credit while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,055	$10,061	$10,072
8/31/2015	$10,058	$10,080	$10,092
9/30/2015	$10,133	$10,151	$10,165
10/31/2015	$10,172	$10,190	$10,206
11/30/2015	$10,211	$10,211	$10,246
12/31/2015	$10,285	$10,265	$10,318
1/31/2016	$10,386	$10,387	$10,441
2/29/2016	$10,381	$10,405	$10,458
3/31/2016	$10,411	$10,415	$10,491
4/30/2016	$10,477	$10,478	$10,568
5/31/2016	$10,480	$10,482	$10,597
6/30/2016	$10,626	$10,612	$10,765
7/31/2016	$10,629	$10,626	$10,772
8/31/2016	$10,633	$10,630	$10,786
9/30/2016	$10,592	$10,592	$10,733
10/31/2016	$10,514	$10,506	$10,620
11/30/2016	$10,122	$10,167	$10,224
12/31/2016	$10,207	$10,266	$10,344
1/31/2017	$10,248	$10,338	$10,412
2/28/2017	$10,299	$10,407	$10,484
3/31/2017	$10,321	$10,425	$10,507
4/30/2017	$10,408	$10,499	$10,583
5/31/2017	$10,541	$10,637	$10,751
6/30/2017	$10,509	$10,596	$10,713
7/31/2017	$10,586	$10,674	$10,799
8/31/2017	$10,683	$10,744	$10,882
9/30/2017	$10,650	$10,694	$10,826
10/31/2017	$10,655	$10,710	$10,853
11/30/2017	$10,604	$10,623	$10,795
12/31/2017	$10,683	$10,711	$10,907
1/31/2018	$10,595	$10,617	$10,779
2/28/2018	$10,563	$10,590	$10,747
3/31/2018	$10,577	$10,613	$10,787
4/30/2018	$10,554	$10,585	$10,748
5/31/2018	$10,653	$10,684	$10,871
6/30/2018	$10,658	$10,703	$10,880
7/31/2018	$10,682	$10,737	$10,907
8/31/2018	$10,697	$10,756	$10,935
9/30/2018	$10,646	$10,697	$10,864
10/31/2018	$10,595	$10,653	$10,797
11/30/2018	$10,706	$10,761	$10,917
12/31/2018	$10,807	$10,880	$11,047
1/31/2019	$10,898	$10,972	$11,131
2/28/2019	$10,962	$11,025	$11,190
3/31/2019	$11,082	$11,153	$11,367
4/30/2019	$11,107	$11,176	$11,410
5/31/2019	$11,246	$11,312	$11,567
6/30/2019	$11,290	$11,359	$11,610
7/31/2019	$11,372	$11,448	$11,704
8/31/2019	$11,511	$11,581	$11,888
9/30/2019	$11,428	$11,487	$11,793
10/31/2019	$11,442	$11,517	$11,814
11/30/2019	$11,456	$11,544	$11,844
12/31/2019	$11,488	$11,580	$11,880
1/31/2020	$11,666	$11,758	$12,093
2/29/2020	$11,796	$11,869	$12,249
3/31/2020	$11,368	$11,523	$11,805
4/30/2020	$11,253	$11,441	$11,657
5/31/2020	$11,532	$11,765	$12,028
6/30/2020	$11,625	$11,833	$12,126
7/31/2020	$11,776	$11,999	$12,331
8/31/2020	$11,769	$11,959	$12,273
9/30/2020	$11,773	$11,969	$12,275
10/31/2020	$11,756	$11,939	$12,239
11/30/2020	$11,881	$12,071	$12,423
12/31/2020	$11,965	$12,128	$12,499
1/31/2021	$12,041	$12,186	$12,579
2/28/2021	$11,895	$12,032	$12,379
3/31/2021	$11,949	$12,089	$12,455
4/30/2021	$12,042	$12,165	$12,560
5/31/2021	$12,076	$12,182	$12,597
6/30/2021	$12,110	$12,198	$12,632
7/31/2021	$12,185	$12,287	$12,736
8/31/2021	$12,159	$12,262	$12,690
9/30/2021	$12,081	$12,187	$12,598
10/31/2021	$12,063	$12,151	$12,561
11/30/2021	$12,127	$12,216	$12,668
12/31/2021	$12,140	$12,233	$12,689
1/31/2022	$11,856	$11,934	$12,341
2/28/2022	$11,789	$11,897	$12,297
3/31/2022	$11,495	$11,581	$11,898
4/30/2022	$11,262	$11,338	$11,569
5/31/2022	$11,391	$11,498	$11,741
6/30/2022	$11,282	$11,401	$11,549
7/31/2022	$11,505	$11,655	$11,854
8/31/2022	$11,323	$11,454	$11,594
9/30/2022	$11,036	$11,106	$11,149
10/31/2022	$10,999	$11,064	$11,057
11/30/2022	$11,342	$11,452	$11,574
12/31/2022	$11,390	$11,505	$11,607
1/31/2023	$11,628	$11,764	$11,940
2/28/2023	$11,425	$11,543	$11,670
3/31/2023	$11,612	$11,767	$11,929
4/30/2023	$11,609	$11,734	$11,902
5/31/2023	$11,522	$11,631	$11,799
6/30/2023	$11,605	$11,718	$11,917
7/31/2023	$11,625	$11,764	$11,964
8/31/2023	$11,548	$11,646	$11,792
9/30/2023	$11,321	$11,384	$11,446
10/31/2023	$11,233	$11,337	$11,349
11/30/2023	$11,751	$11,885	$12,069
12/31/2023	$11,968	$12,110	$12,350
1/31/2024	$11,956	$12,064	$12,287
2/29/2024	$11,976	$12,076	$12,303
3/31/2024	$11,985	$12,075	$12,302
4/30/2024	$11,896	$11,951	$12,150
5/31/2024	$11,861	$11,880	$12,114
6/30/2024	$12,014	$12,034	$12,300
7/31/2024	$12,101	$12,140	$12,412
8/31/2024	$12,188	$12,248	$12,510
9/30/2024	$12,298	$12,348	$12,633
10/31/2024	$12,163	$12,191	$12,449
11/30/2024	$12,318	$12,341	$12,664
12/31/2024	$12,205	$12,217	$12,480
1/31/2025	$12,271	$12,300	$12,542
2/28/2025	$12,371	$12,421	$12,667
3/31/2025	$12,235	$12,264	$12,452
4/30/2025	$12,166	$12,189	$12,352
5/31/2025	$12,187	$12,257	$12,360
6/30/2025	$12,277	$12,351	$12,437

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	2.19	1.10	2.07
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$908,997,970
# of portfolio holdings	525
Portfolio turnover rate	10%
Total advisory fees paid	$2,203,165

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	32.3
A/A	37.7
BBB/Baa	18.3
BB/Ba	2.7
B/B	0.3
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Tohopekaliga Water Authority, 5.00%, 10‑1‑2025	1.3
Bay Area Toll Authority Series A, 3.17%, 4‑1‑2036	1.1
Town of Clayton, 5.00%, 11‑1‑2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.5
1-3 years	7.1
3-5 years	14.4
5-10 years	34.9
10-20 years	36.4
20-30 years	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3158 06-25

Annual Shareholder Report

June 30, 2025

Intermediate Tax/AMT-Free Fund

Class R6

WFRTX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$30	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was our allocation to credit while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class R6	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,055	$10,061	$10,072
8/31/2015	$10,058	$10,080	$10,092
9/30/2015	$10,133	$10,151	$10,165
10/31/2015	$10,172	$10,190	$10,206
11/30/2015	$10,211	$10,211	$10,246
12/31/2015	$10,285	$10,265	$10,318
1/31/2016	$10,386	$10,387	$10,441
2/29/2016	$10,381	$10,405	$10,458
3/31/2016	$10,411	$10,415	$10,491
4/30/2016	$10,477	$10,478	$10,568
5/31/2016	$10,480	$10,482	$10,597
6/30/2016	$10,626	$10,612	$10,765
7/31/2016	$10,629	$10,626	$10,772
8/31/2016	$10,633	$10,630	$10,786
9/30/2016	$10,592	$10,592	$10,733
10/31/2016	$10,514	$10,506	$10,620
11/30/2016	$10,122	$10,167	$10,224
12/31/2016	$10,207	$10,266	$10,344
1/31/2017	$10,248	$10,338	$10,412
2/28/2017	$10,299	$10,407	$10,484
3/31/2017	$10,321	$10,425	$10,507
4/30/2017	$10,408	$10,499	$10,583
5/31/2017	$10,541	$10,637	$10,751
6/30/2017	$10,509	$10,596	$10,713
7/31/2017	$10,586	$10,674	$10,799
8/31/2017	$10,683	$10,744	$10,882
9/30/2017	$10,650	$10,694	$10,826
10/31/2017	$10,655	$10,710	$10,853
11/30/2017	$10,604	$10,623	$10,795
12/31/2017	$10,683	$10,711	$10,907
1/31/2018	$10,595	$10,617	$10,779
2/28/2018	$10,563	$10,590	$10,747
3/31/2018	$10,577	$10,613	$10,787
4/30/2018	$10,554	$10,585	$10,748
5/31/2018	$10,653	$10,684	$10,871
6/30/2018	$10,658	$10,703	$10,880
7/31/2018	$10,682	$10,737	$10,907
8/31/2018	$10,697	$10,756	$10,935
9/30/2018	$10,647	$10,697	$10,864
10/31/2018	$10,597	$10,653	$10,797
11/30/2018	$10,698	$10,761	$10,917
12/31/2018	$10,809	$10,880	$11,047
1/31/2019	$10,901	$10,972	$11,131
2/28/2019	$10,956	$11,025	$11,190
3/31/2019	$11,076	$11,153	$11,367
4/30/2019	$11,111	$11,176	$11,410
5/31/2019	$11,241	$11,312	$11,567
6/30/2019	$11,285	$11,359	$11,610
7/31/2019	$11,377	$11,448	$11,704
8/31/2019	$11,508	$11,581	$11,888
9/30/2019	$11,435	$11,487	$11,793
10/31/2019	$11,440	$11,517	$11,814
11/30/2019	$11,463	$11,544	$11,844
12/31/2019	$11,496	$11,580	$11,880
1/31/2020	$11,675	$11,758	$12,093
2/29/2020	$11,796	$11,869	$12,249
3/31/2020	$11,367	$11,523	$11,805
4/30/2020	$11,263	$11,441	$11,657
5/31/2020	$11,543	$11,765	$12,028
6/30/2020	$11,636	$11,833	$12,126
7/31/2020	$11,788	$11,999	$12,331
8/31/2020	$11,772	$11,959	$12,273
9/30/2020	$11,776	$11,969	$12,275
10/31/2020	$11,770	$11,939	$12,239
11/30/2020	$11,895	$12,071	$12,423
12/31/2020	$11,970	$12,128	$12,499
1/31/2021	$12,056	$12,186	$12,579
2/28/2021	$11,900	$12,032	$12,379
3/31/2021	$11,965	$12,089	$12,455
4/30/2021	$12,059	$12,165	$12,560
5/31/2021	$12,093	$12,182	$12,597
6/30/2021	$12,118	$12,198	$12,632
7/31/2021	$12,204	$12,287	$12,736
8/31/2021	$12,178	$12,262	$12,690
9/30/2021	$12,100	$12,187	$12,598
10/31/2021	$12,073	$12,151	$12,561
11/30/2021	$12,148	$12,216	$12,668
12/31/2021	$12,151	$12,233	$12,689
1/31/2022	$11,866	$11,934	$12,341
2/28/2022	$11,800	$11,897	$12,297
3/31/2022	$11,506	$11,581	$11,898
4/30/2022	$11,273	$11,338	$11,569
5/31/2022	$11,413	$11,498	$11,741
6/30/2022	$11,305	$11,401	$11,549
7/31/2022	$11,528	$11,655	$11,854
8/31/2022	$11,346	$11,454	$11,594
9/30/2022	$11,059	$11,106	$11,149
10/31/2022	$11,023	$11,064	$11,057
11/30/2022	$11,356	$11,452	$11,574
12/31/2022	$11,405	$11,505	$11,607
1/31/2023	$11,655	$11,764	$11,940
2/28/2023	$11,451	$11,543	$11,670
3/31/2023	$11,639	$11,767	$11,929
4/30/2023	$11,637	$11,734	$11,902
5/31/2023	$11,539	$11,631	$11,799
6/30/2023	$11,623	$11,718	$11,917
7/31/2023	$11,654	$11,764	$11,964
8/31/2023	$11,578	$11,646	$11,792
9/30/2023	$11,339	$11,384	$11,446
10/31/2023	$11,252	$11,337	$11,349
11/30/2023	$11,772	$11,885	$12,069
12/31/2023	$12,000	$12,110	$12,350
1/31/2024	$11,989	$12,064	$12,287
2/29/2024	$11,999	$12,076	$12,303
3/31/2024	$12,008	$12,075	$12,302
4/30/2024	$11,930	$11,951	$12,150
5/31/2024	$11,896	$11,880	$12,114
6/30/2024	$12,039	$12,034	$12,300
7/31/2024	$12,137	$12,140	$12,412
8/31/2024	$12,225	$12,248	$12,510
9/30/2024	$12,325	$12,348	$12,633
10/31/2024	$12,201	$12,191	$12,449
11/30/2024	$12,346	$12,341	$12,664
12/31/2024	$12,244	$12,217	$12,480
1/31/2025	$12,299	$12,300	$12,542
2/28/2025	$12,412	$12,421	$12,667
3/31/2025	$12,264	$12,264	$12,452
4/30/2025	$12,207	$12,189	$12,352
5/31/2025	$12,229	$12,257	$12,360
6/30/2025	$12,320	$12,351	$12,437

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	2.33	1.15	2.11
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Total net assets	$908,997,970
# of portfolio holdings	525
Portfolio turnover rate	10%
Total advisory fees paid	$2,203,165

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	32.3
A/A	37.7
BBB/Baa	18.3
BB/Ba	2.7
B/B	0.3
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Tohopekaliga Water Authority, 5.00%, 10‑1‑2025	1.3
Bay Area Toll Authority Series A, 3.17%, 4‑1‑2036	1.1
Town of Clayton, 5.00%, 11‑1‑2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.5
1-3 years	7.1
3-5 years	14.4
5-10 years	34.9
10-20 years	36.4
20-30 years	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4809 06-25

Annual Shareholder Report

June 30, 2025

Intermediate Tax/AMT-Free Fund

Class C

WFTFX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$143	1.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was our allocation to credit while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,046	$10,061	$10,072
8/31/2015	$10,041	$10,080	$10,092
9/30/2015	$10,107	$10,151	$10,165
10/31/2015	$10,137	$10,190	$10,206
11/30/2015	$10,177	$10,211	$10,246
12/31/2015	$10,233	$10,265	$10,318
1/31/2016	$10,325	$10,387	$10,441
2/29/2016	$10,312	$10,405	$10,458
3/31/2016	$10,342	$10,415	$10,491
4/30/2016	$10,390	$10,478	$10,568
5/31/2016	$10,393	$10,482	$10,597
6/30/2016	$10,520	$10,612	$10,765
7/31/2016	$10,514	$10,626	$10,772
8/31/2016	$10,518	$10,630	$10,786
9/30/2016	$10,469	$10,592	$10,733
10/31/2016	$10,383	$10,506	$10,620
11/30/2016	$9,987	$10,167	$10,224
12/31/2016	$10,062	$10,266	$10,344
1/31/2017	$10,094	$10,338	$10,412
2/28/2017	$10,128	$10,407	$10,484
3/31/2017	$10,150	$10,425	$10,507
4/30/2017	$10,227	$10,499	$10,583
5/31/2017	$10,340	$10,637	$10,751
6/30/2017	$10,309	$10,596	$10,713
7/31/2017	$10,367	$10,674	$10,799
8/31/2017	$10,453	$10,744	$10,882
9/30/2017	$10,413	$10,694	$10,826
10/31/2017	$10,417	$10,710	$10,853
11/30/2017	$10,349	$10,623	$10,795
12/31/2017	$10,427	$10,711	$10,907
1/31/2018	$10,323	$10,617	$10,779
2/28/2018	$10,284	$10,590	$10,747
3/31/2018	$10,298	$10,613	$10,787
4/30/2018	$10,267	$10,585	$10,748
5/31/2018	$10,346	$10,684	$10,871
6/30/2018	$10,342	$10,703	$10,880
7/31/2018	$10,365	$10,737	$10,907
8/31/2018	$10,371	$10,756	$10,935
9/30/2018	$10,314	$10,697	$10,864
10/31/2018	$10,256	$10,653	$10,797
11/30/2018	$10,345	$10,761	$10,917
12/31/2018	$10,443	$10,880	$11,047
1/31/2019	$10,523	$10,972	$11,131
2/28/2019	$10,567	$11,025	$11,190
3/31/2019	$10,674	$11,153	$11,367
4/30/2019	$10,698	$11,176	$11,410
5/31/2019	$10,814	$11,312	$11,567
6/30/2019	$10,847	$11,359	$11,610
7/31/2019	$10,917	$11,448	$11,704
8/31/2019	$11,042	$11,581	$11,888
9/30/2019	$10,953	$11,487	$11,793
10/31/2019	$10,957	$11,517	$11,814
11/30/2019	$10,961	$11,544	$11,844
12/31/2019	$10,982	$11,580	$11,880
1/31/2020	$11,143	$11,758	$12,093
2/29/2020	$11,259	$11,869	$12,249
3/31/2020	$10,840	$11,523	$11,805
4/30/2020	$10,722	$11,441	$11,657
5/31/2020	$10,989	$11,765	$12,028
6/30/2020	$11,058	$11,833	$12,126
7/31/2020	$11,193	$11,999	$12,331
8/31/2020	$11,177	$11,959	$12,273
9/30/2020	$11,171	$11,969	$12,275
10/31/2020	$11,146	$11,939	$12,239
11/30/2020	$11,264	$12,071	$12,423
12/31/2020	$11,325	$12,128	$12,499
1/31/2021	$11,397	$12,186	$12,579
2/28/2021	$11,240	$12,032	$12,379
3/31/2021	$11,291	$12,089	$12,455
4/30/2021	$11,370	$12,165	$12,560
5/31/2021	$11,392	$12,182	$12,597
6/30/2021	$11,406	$12,198	$12,632
7/31/2021	$11,467	$12,287	$12,736
8/31/2021	$11,442	$12,262	$12,690
9/30/2021	$11,359	$12,187	$12,598
10/31/2021	$11,323	$12,151	$12,561
11/30/2021	$11,374	$12,216	$12,668
12/31/2021	$11,377	$12,233	$12,689
1/31/2022	$11,099	$11,934	$12,341
2/28/2022	$11,029	$11,897	$12,297
3/31/2022	$10,743	$11,581	$11,898
4/30/2022	$10,517	$11,338	$11,569
5/31/2022	$10,638	$11,498	$11,741
6/30/2022	$10,528	$11,401	$11,549
7/31/2022	$10,717	$11,655	$11,854
8/31/2022	$10,548	$11,454	$11,594
9/30/2022	$10,262	$11,106	$11,149
10/31/2022	$10,219	$11,064	$11,057
11/30/2022	$10,529	$11,452	$11,574
12/31/2022	$10,565	$11,505	$11,607
1/31/2023	$10,777	$11,764	$11,940
2/28/2023	$10,590	$11,543	$11,670
3/31/2023	$10,745	$11,767	$11,929
4/30/2023	$10,733	$11,734	$11,902
5/31/2023	$10,642	$11,631	$11,799
6/30/2023	$10,710	$11,718	$11,917
7/31/2023	$10,735	$11,764	$11,964
8/31/2023	$10,651	$11,646	$11,792
9/30/2023	$10,438	$11,384	$11,446
10/31/2023	$10,354	$11,337	$11,349
11/30/2023	$10,831	$11,885	$12,069
12/31/2023	$11,027	$12,110	$12,350
1/31/2024	$11,023	$12,064	$12,287
2/29/2024	$11,029	$12,076	$12,303
3/31/2024	$11,034	$12,075	$12,302
4/30/2024	$10,949	$11,951	$12,150
5/31/2024	$10,924	$11,880	$12,114
6/30/2024	$11,052	$12,034	$12,300
7/31/2024	$11,139	$12,140	$12,412
8/31/2024	$11,216	$12,248	$12,510
9/30/2024	$11,305	$12,348	$12,633
10/31/2024	$11,177	$12,191	$12,449
11/30/2024	$11,317	$12,341	$12,664
12/31/2024	$11,220	$12,217	$12,480
1/31/2025	$11,267	$12,300	$12,542
2/28/2025	$11,368	$12,421	$12,667
3/31/2025	$11,229	$12,264	$12,452
4/30/2025	$11,173	$12,189	$12,352
5/31/2025	$11,179	$12,257	$12,360
6/30/2025	$11,259	$12,351	$12,437

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	1.19	0.08	1.19
Class C with Load	0.19	0.08	1.19
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$908,997,970
# of portfolio holdings	525
Portfolio turnover rate	10%
Total advisory fees paid	$2,203,165

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	32.3
A/A	37.7
BBB/Baa	18.3
BB/Ba	2.7
B/B	0.3
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Tohopekaliga Water Authority, 5.00%, 10‑1‑2025	1.3
Bay Area Toll Authority Series A, 3.17%, 4‑1‑2036	1.1
Town of Clayton, 5.00%, 11‑1‑2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.5
1-3 years	7.1
3-5 years	14.4
5-10 years	34.9
10-20 years	36.4
20-30 years	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3534 06-25

Annual Shareholder Report

June 30, 2025

Intermediate Tax/AMT-Free Fund

Class A

WFTAX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$67	0.66%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was our allocation to credit while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$9,700	$10,000	$10,000
7/31/2015	$9,751	$10,061	$10,072
8/31/2015	$9,752	$10,080	$10,092
9/30/2015	$9,822	$10,151	$10,165
10/31/2015	$9,858	$10,190	$10,206
11/30/2015	$9,902	$10,211	$10,246
12/31/2015	$9,964	$10,265	$10,318
1/31/2016	$10,059	$10,387	$10,441
2/29/2016	$10,052	$10,405	$10,458
3/31/2016	$10,088	$10,415	$10,491
4/30/2016	$10,141	$10,478	$10,568
5/31/2016	$10,151	$10,482	$10,597
6/30/2016	$10,281	$10,612	$10,765
7/31/2016	$10,282	$10,626	$10,772
8/31/2016	$10,292	$10,630	$10,786
9/30/2016	$10,250	$10,592	$10,733
10/31/2016	$10,173	$10,506	$10,620
11/30/2016	$9,791	$10,167	$10,224
12/31/2016	$9,871	$10,266	$10,344
1/31/2017	$9,909	$10,338	$10,412
2/28/2017	$9,947	$10,407	$10,484
3/31/2017	$9,976	$10,425	$10,507
4/30/2017	$10,057	$10,499	$10,583
5/31/2017	$10,174	$10,637	$10,751
6/30/2017	$10,150	$10,596	$10,713
7/31/2017	$10,214	$10,674	$10,799
8/31/2017	$10,305	$10,744	$10,882
9/30/2017	$10,272	$10,694	$10,826
10/31/2017	$10,283	$10,710	$10,853
11/30/2017	$10,222	$10,623	$10,795
12/31/2017	$10,305	$10,711	$10,907
1/31/2018	$10,209	$10,617	$10,779
2/28/2018	$10,177	$10,590	$10,747
3/31/2018	$10,197	$10,613	$10,787
4/30/2018	$10,173	$10,585	$10,748
5/31/2018	$10,257	$10,684	$10,871
6/30/2018	$10,260	$10,703	$10,880
7/31/2018	$10,289	$10,737	$10,907
8/31/2018	$10,302	$10,756	$10,935
9/30/2018	$10,251	$10,697	$10,864
10/31/2018	$10,200	$10,653	$10,797
11/30/2018	$10,295	$10,761	$10,917
12/31/2018	$10,399	$10,880	$11,047
1/31/2019	$10,485	$10,972	$11,131
2/28/2019	$10,535	$11,025	$11,190
3/31/2019	$10,648	$11,153	$11,367
4/30/2019	$10,679	$11,176	$11,410
5/31/2019	$10,802	$11,312	$11,567
6/30/2019	$10,841	$11,359	$11,610
7/31/2019	$10,918	$11,448	$11,704
8/31/2019	$11,050	$11,581	$11,888
9/30/2019	$10,968	$11,487	$11,793
10/31/2019	$10,979	$11,517	$11,814
11/30/2019	$10,989	$11,544	$11,844
12/31/2019	$11,018	$11,580	$11,880
1/31/2020	$11,187	$11,758	$12,093
2/29/2020	$11,309	$11,869	$12,249
3/31/2020	$10,896	$11,523	$11,805
4/30/2020	$10,784	$11,441	$11,657
5/31/2020	$11,059	$11,765	$12,028
6/30/2020	$11,136	$11,833	$12,126
7/31/2020	$11,279	$11,999	$12,331
8/31/2020	$11,270	$11,959	$12,273
9/30/2020	$11,271	$11,969	$12,275
10/31/2020	$11,253	$11,939	$12,239
11/30/2020	$11,379	$12,071	$12,423
12/31/2020	$11,448	$12,128	$12,499
1/31/2021	$11,528	$12,186	$12,579
2/28/2021	$11,376	$12,032	$12,379
3/31/2021	$11,435	$12,089	$12,455
4/30/2021	$11,512	$12,165	$12,560
5/31/2021	$11,552	$12,182	$12,597
6/30/2021	$11,573	$12,198	$12,632
7/31/2021	$11,642	$12,287	$12,736
8/31/2021	$11,624	$12,262	$12,690
9/30/2021	$11,547	$12,187	$12,598
10/31/2021	$11,518	$12,151	$12,561
11/30/2021	$11,577	$12,216	$12,668
12/31/2021	$11,587	$12,233	$12,689
1/31/2022	$11,312	$11,934	$12,341
2/28/2022	$11,247	$11,897	$12,297
3/31/2022	$10,963	$11,581	$11,898
4/30/2022	$10,738	$11,338	$11,569
5/31/2022	$10,869	$11,498	$11,741
6/30/2022	$10,763	$11,401	$11,549
7/31/2022	$10,963	$11,655	$11,854
8/31/2022	$10,797	$11,454	$11,594
9/30/2022	$10,511	$11,106	$11,149
10/31/2022	$10,474	$11,064	$11,057
11/30/2022	$10,798	$11,452	$11,574
12/31/2022	$10,842	$11,505	$11,607
1/31/2023	$11,067	$11,764	$11,940
2/28/2023	$10,881	$11,543	$11,670
3/31/2023	$11,047	$11,767	$11,929
4/30/2023	$11,041	$11,734	$11,902
5/31/2023	$10,955	$11,631	$11,799
6/30/2023	$11,032	$11,718	$11,917
7/31/2023	$11,058	$11,764	$11,964
8/31/2023	$10,971	$11,646	$11,792
9/30/2023	$10,752	$11,384	$11,446
10/31/2023	$10,665	$11,337	$11,349
11/30/2023	$11,156	$11,885	$12,069
12/31/2023	$11,358	$12,110	$12,350
1/31/2024	$11,354	$12,064	$12,287
2/29/2024	$11,360	$12,076	$12,303
3/31/2024	$11,366	$12,075	$12,302
4/30/2024	$11,278	$11,951	$12,150
5/31/2024	$11,252	$11,880	$12,114
6/30/2024	$11,384	$12,034	$12,300
7/31/2024	$11,474	$12,140	$12,412
8/31/2024	$11,553	$12,248	$12,510
9/30/2024	$11,644	$12,348	$12,633
10/31/2024	$11,513	$12,191	$12,449
11/30/2024	$11,657	$12,341	$12,664
12/31/2024	$11,557	$12,217	$12,480
1/31/2025	$11,605	$12,300	$12,542
2/28/2025	$11,709	$12,421	$12,667
3/31/2025	$11,566	$12,264	$12,452
4/30/2025	$11,509	$12,189	$12,352
5/31/2025	$11,515	$12,257	$12,360
6/30/2025	$11,597	$12,351	$12,437

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	1.87	0.81	1.80
Class A with Load	(1.18)	0.20	1.49
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$908,997,970
# of portfolio holdings	525
Portfolio turnover rate	10%
Total advisory fees paid	$2,203,165

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	32.3
A/A	37.7
BBB/Baa	18.3
BB/Ba	2.7
B/B	0.3
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Tohopekaliga Water Authority, 5.00%, 10‑1‑2025	1.3
Bay Area Toll Authority Series A, 3.17%, 4‑1‑2036	1.1
Town of Clayton, 5.00%, 11‑1‑2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.5
1-3 years	7.1
3-5 years	14.4
5-10 years	34.9
10-20 years	36.4
20-30 years	2.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3322 06-25

Annual Shareholder Report

June 30, 2025

Intermediate Tax/AMT-Free Fund

Administrator Class

WFITX

This annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	0.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributor to Fund performance was our allocation to credit while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond 1-15 Year Blend Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,054	$10,061	$10,072
8/31/2015	$10,055	$10,080	$10,092
9/30/2015	$10,128	$10,151	$10,165
10/31/2015	$10,166	$10,190	$10,206
11/30/2015	$10,213	$10,211	$10,246
12/31/2015	$10,277	$10,265	$10,318
1/31/2016	$10,376	$10,387	$10,441
2/29/2016	$10,370	$10,405	$10,458
3/31/2016	$10,408	$10,415	$10,491
4/30/2016	$10,463	$10,478	$10,568
5/31/2016	$10,474	$10,482	$10,597
6/30/2016	$10,609	$10,612	$10,765
7/31/2016	$10,611	$10,626	$10,772
8/31/2016	$10,622	$10,630	$10,786
9/30/2016	$10,580	$10,592	$10,733
10/31/2016	$10,501	$10,506	$10,620
11/30/2016	$10,109	$10,167	$10,224
12/31/2016	$10,192	$10,266	$10,344
1/31/2017	$10,231	$10,338	$10,412
2/28/2017	$10,272	$10,407	$10,484
3/31/2017	$10,302	$10,425	$10,507
4/30/2017	$10,387	$10,499	$10,583
5/31/2017	$10,509	$10,637	$10,751
6/30/2017	$10,485	$10,596	$10,713
7/31/2017	$10,552	$10,674	$10,799
8/31/2017	$10,647	$10,744	$10,882
9/30/2017	$10,613	$10,694	$10,826
10/31/2017	$10,616	$10,710	$10,853
11/30/2017	$10,564	$10,623	$10,795
12/31/2017	$10,641	$10,711	$10,907
1/31/2018	$10,552	$10,617	$10,779
2/28/2018	$10,519	$10,590	$10,747
3/31/2018	$10,541	$10,613	$10,787
4/30/2018	$10,508	$10,585	$10,748
5/31/2018	$10,605	$10,684	$10,871
6/30/2018	$10,609	$10,703	$10,880
7/31/2018	$10,640	$10,737	$10,907
8/31/2018	$10,654	$10,756	$10,935
9/30/2018	$10,602	$10,697	$10,864
10/31/2018	$10,550	$10,653	$10,797
11/30/2018	$10,650	$10,761	$10,917
12/31/2018	$10,749	$10,880	$11,047
1/31/2019	$10,838	$10,972	$11,131
2/28/2019	$10,901	$11,025	$11,190
3/31/2019	$11,019	$11,153	$11,367
4/30/2019	$11,042	$11,176	$11,410
5/31/2019	$11,179	$11,312	$11,567
6/30/2019	$11,221	$11,359	$11,610
7/31/2019	$11,301	$11,448	$11,704
8/31/2019	$11,439	$11,581	$11,888
9/30/2019	$11,355	$11,487	$11,793
10/31/2019	$11,367	$11,517	$11,814
11/30/2019	$11,379	$11,544	$11,844
12/31/2019	$11,409	$11,580	$11,880
1/31/2020	$11,585	$11,758	$12,093
2/29/2020	$11,713	$11,869	$12,249
3/31/2020	$11,286	$11,523	$11,805
4/30/2020	$11,171	$11,441	$11,657
5/31/2020	$11,447	$11,765	$12,028
6/30/2020	$11,537	$11,833	$12,126
7/31/2020	$11,686	$11,999	$12,331
8/31/2020	$11,678	$11,959	$12,273
9/30/2020	$11,679	$11,969	$12,275
10/31/2020	$11,662	$11,939	$12,239
11/30/2020	$11,784	$12,071	$12,423
12/31/2020	$11,866	$12,128	$12,499
1/31/2021	$11,939	$12,186	$12,579
2/28/2021	$11,793	$12,032	$12,379
3/31/2021	$11,855	$12,089	$12,455
4/30/2021	$11,937	$12,165	$12,560
5/31/2021	$11,968	$12,182	$12,597
6/30/2021	$12,001	$12,198	$12,632
7/31/2021	$12,074	$12,287	$12,736
8/31/2021	$12,046	$12,262	$12,690
9/30/2021	$11,967	$12,187	$12,598
10/31/2021	$11,948	$12,151	$12,561
11/30/2021	$12,010	$12,216	$12,668
12/31/2021	$12,022	$12,233	$12,689
1/31/2022	$11,738	$11,934	$12,341
2/28/2022	$11,671	$11,897	$12,297
3/31/2022	$11,377	$11,581	$11,898
4/30/2022	$11,146	$11,338	$11,569
5/31/2022	$11,282	$11,498	$11,741
6/30/2022	$11,163	$11,401	$11,549
7/31/2022	$11,382	$11,655	$11,854
8/31/2022	$11,200	$11,454	$11,594
9/30/2022	$10,914	$11,106	$11,149
10/31/2022	$10,877	$11,064	$11,057
11/30/2022	$11,214	$11,452	$11,574
12/31/2022	$11,261	$11,505	$11,607
1/31/2023	$11,495	$11,764	$11,940
2/28/2023	$11,292	$11,543	$11,670
3/31/2023	$11,476	$11,767	$11,929
4/30/2023	$11,472	$11,734	$11,902
5/31/2023	$11,383	$11,631	$11,799
6/30/2023	$11,463	$11,718	$11,917
7/31/2023	$11,480	$11,764	$11,964
8/31/2023	$11,401	$11,646	$11,792
9/30/2023	$11,174	$11,384	$11,446
10/31/2023	$11,085	$11,337	$11,349
11/30/2023	$11,595	$11,885	$12,069
12/31/2023	$11,806	$12,110	$12,350
1/31/2024	$11,792	$12,064	$12,287
2/29/2024	$11,810	$12,076	$12,303
3/31/2024	$11,816	$12,075	$12,302
4/30/2024	$11,725	$11,951	$12,150
5/31/2024	$11,688	$11,880	$12,114
6/30/2024	$11,837	$12,034	$12,300
7/31/2024	$11,920	$12,140	$12,412
8/31/2024	$12,003	$12,248	$12,510
9/30/2024	$12,109	$12,348	$12,633
10/31/2024	$11,974	$12,191	$12,449
11/30/2024	$12,124	$12,341	$12,664
12/31/2024	$12,021	$12,217	$12,480
1/31/2025	$12,072	$12,300	$12,542
2/28/2025	$12,169	$12,421	$12,667
3/31/2025	$12,032	$12,264	$12,452
4/30/2025	$11,973	$12,189	$12,352
5/31/2025	$11,981	$12,257	$12,360
6/30/2025	$12,067	$12,351	$12,437

Intermediate Tax/AMT-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	1.94	0.90	1.90
Bloomberg Municipal Bond 1-15 Year Blend Index	2.63	0.86	2.13
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$908,997,970
# of portfolio holdings	525
Portfolio turnover rate	10%
Total advisory fees paid	$2,203,165

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	32.3
A/A	37.7
BBB/Baa	18.3
BB/Ba	2.7
B/B	0.3
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11‑15‑2039	1.5
Tohopekaliga Water Authority, 5.00%, 10‑1‑2025	1.3
Bay Area Toll Authority Series A, 3.17%, 4‑1‑2036	1.1
Town of Clayton, 5.00%, 11‑1‑2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6‑15‑2029	1.0
Dallas Fort Worth International Airport Series B, 4.00%, 11‑1‑2045	0.9
College Community School District Series A, 4.00%, 6‑1‑2042	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2033	0.8
South Carolina Public Service Authority Series E, 5.25%, 12‑1‑2036	0.8
King County Public Hospital District No. 1, 5.00%, 12‑1‑2031	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.5
1-3 years	7.1
3-5 years	14.4
5-10 years	34.9
10-20 years	36.4
20-30 years	2.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3718 06-25

Annual Shareholder Report

June 30, 2025

Minnesota Tax-Free Fund

Institutional Class

WMTIX

This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$52	0.52%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were credit allocation and security selection while sector allocation detracted slightly.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,056	$10,068	$10,072
8/31/2015	$10,084	$10,099	$10,092
9/30/2015	$10,131	$10,168	$10,165
10/31/2015	$10,160	$10,199	$10,206
11/30/2015	$10,188	$10,215	$10,246
12/31/2015	$10,257	$10,265	$10,318
1/31/2016	$10,341	$10,384	$10,441
2/29/2016	$10,349	$10,404	$10,458
3/31/2016	$10,385	$10,419	$10,491
4/30/2016	$10,440	$10,480	$10,568
5/31/2016	$10,468	$10,490	$10,597
6/30/2016	$10,610	$10,635	$10,765
7/31/2016	$10,608	$10,640	$10,772
8/31/2016	$10,615	$10,645	$10,786
9/30/2016	$10,593	$10,587	$10,733
10/31/2016	$10,530	$10,498	$10,620
11/30/2016	$10,245	$10,118	$10,224
12/31/2016	$10,325	$10,234	$10,344
1/31/2017	$10,351	$10,307	$10,412
2/28/2017	$10,405	$10,397	$10,484
3/31/2017	$10,430	$10,417	$10,507
4/30/2017	$10,485	$10,489	$10,583
5/31/2017	$10,609	$10,618	$10,751
6/30/2017	$10,595	$10,575	$10,713
7/31/2017	$10,651	$10,658	$10,799
8/31/2017	$10,726	$10,713	$10,882
9/30/2017	$10,703	$10,657	$10,826
10/31/2017	$10,709	$10,677	$10,853
11/30/2017	$10,675	$10,593	$10,795
12/31/2017	$10,756	$10,698	$10,907
1/31/2018	$10,662	$10,587	$10,779
2/28/2018	$10,639	$10,562	$10,747
3/31/2018	$10,676	$10,588	$10,787
4/30/2018	$10,642	$10,558	$10,748
5/31/2018	$10,730	$10,652	$10,871
6/30/2018	$10,747	$10,662	$10,880
7/31/2018	$10,774	$10,691	$10,907
8/31/2018	$10,781	$10,703	$10,935
9/30/2018	$10,747	$10,637	$10,864
10/31/2018	$10,692	$10,584	$10,797
11/30/2018	$10,770	$10,703	$10,917
12/31/2018	$10,869	$10,845	$11,047
1/31/2019	$10,937	$10,928	$11,131
2/28/2019	$10,984	$10,985	$11,190
3/31/2019	$11,113	$11,137	$11,367
4/30/2019	$11,159	$11,160	$11,410
5/31/2019	$11,278	$11,295	$11,567
6/30/2019	$11,324	$11,343	$11,610
7/31/2019	$11,412	$11,438	$11,704
8/31/2019	$11,552	$11,596	$11,888
9/30/2019	$11,492	$11,494	$11,793
10/31/2019	$11,495	$11,517	$11,814
11/30/2019	$11,509	$11,542	$11,844
12/31/2019	$11,543	$11,568	$11,880
1/31/2020	$11,704	$11,761	$12,093
2/29/2020	$11,822	$11,884	$12,249
3/31/2020	$11,450	$11,586	$11,805
4/30/2020	$11,312	$11,464	$11,657
5/31/2020	$11,624	$11,829	$12,028
6/30/2020	$11,712	$11,870	$12,126
7/31/2020	$11,874	$12,035	$12,331
8/31/2020	$11,842	$11,975	$12,273
9/30/2020	$11,864	$11,985	$12,275
10/31/2020	$11,842	$11,957	$12,239
11/30/2020	$11,961	$12,110	$12,423
12/31/2020	$12,015	$12,160	$12,499
1/31/2021	$12,068	$12,204	$12,579
2/28/2021	$11,926	$12,038	$12,379
3/31/2021	$11,969	$12,096	$12,455
4/30/2021	$12,066	$12,189	$12,560
5/31/2021	$12,108	$12,204	$12,597
6/30/2021	$12,129	$12,225	$12,632
7/31/2021	$12,215	$12,327	$12,736
8/31/2021	$12,191	$12,277	$12,690
9/30/2021	$12,100	$12,196	$12,598
10/31/2021	$12,087	$12,150	$12,561
11/30/2021	$12,150	$12,244	$12,668
12/31/2021	$12,162	$12,263	$12,689
1/31/2022	$11,925	$11,950	$12,341
2/28/2022	$11,879	$11,918	$12,297
3/31/2022	$11,620	$11,566	$11,898
4/30/2022	$11,384	$11,281	$11,569
5/31/2022	$11,492	$11,424	$11,741
6/30/2022	$11,367	$11,266	$11,549
7/31/2022	$11,591	$11,537	$11,854
8/31/2022	$11,421	$11,320	$11,594
9/30/2022	$11,104	$10,929	$11,149
10/31/2022	$11,048	$10,837	$11,057
11/30/2022	$11,410	$11,317	$11,574
12/31/2022	$11,421	$11,360	$11,607
1/31/2023	$11,660	$11,647	$11,940
2/28/2023	$11,446	$11,413	$11,670
3/31/2023	$11,630	$11,653	$11,929
4/30/2023	$11,610	$11,608	$11,902
5/31/2023	$11,531	$11,484	$11,799
6/30/2023	$11,602	$11,545	$11,917
7/31/2023	$11,627	$11,609	$11,964
8/31/2023	$11,514	$11,464	$11,792
9/30/2023	$11,262	$11,108	$11,446
10/31/2023	$11,149	$11,042	$11,349
11/30/2023	$11,691	$11,712	$12,069
12/31/2023	$11,908	$11,937	$12,350
1/31/2024	$11,892	$11,868	$12,287
2/29/2024	$11,913	$11,896	$12,303
3/31/2024	$11,909	$11,875	$12,302
4/30/2024	$11,802	$11,735	$12,150
5/31/2024	$11,788	$11,665	$12,114
6/30/2024	$11,940	$11,855	$12,300
7/31/2024	$12,022	$11,979	$12,412
8/31/2024	$12,093	$12,072	$12,510
9/30/2024	$12,200	$12,185	$12,633
10/31/2024	$12,079	$12,003	$12,449
11/30/2024	$12,244	$12,190	$12,664
12/31/2024	$12,130	$12,023	$12,480
1/31/2025	$12,149	$12,091	$12,542
2/28/2025	$12,254	$12,218	$12,667
3/31/2025	$12,104	$12,023	$12,452
4/30/2025	$12,026	$11,935	$12,352
5/31/2025	$12,010	$11,971	$12,360
6/30/2025	$12,080	$12,034	$12,437

Minnesota Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	1.17	0.62	1.91
Bloomberg Minnesota Municipal Bond Index	1.51	0.27	1.87
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

KEY FUND STATISTICS

Total net assets	$173,064,547
# of portfolio holdings	216
Portfolio turnover rate	21%
Total advisory fees paid	$560,742

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.9
AA/Aa	32.8
A/A	25.3
BBB/Baa	13.0
BB/Ba	4.8
B/B	1.5
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.6
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.8
City of Minneapolis Fairview Health Services Obligated Group Series A, 5.00%, 11‑15‑2033	1.8
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.6
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10‑1‑2046	1.4
State of Minnesota Series A, 5.00%, 8‑1‑2034	1.3

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	3.3
1-3 years	5.7
3-5 years	7.1
5-10 years	21.2
10-20 years	37.7
20-30 years	21.3
30+ years	3.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4713 06-25

Annual Shareholder Report

June 30, 2025

Minnesota Tax-Free Fund

Class C

WMTCX

This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$159	1.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were credit allocation and security selection while sector allocation detracted slightly.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,047	$10,068	$10,072
8/31/2015	$10,058	$10,099	$10,092
9/30/2015	$10,097	$10,168	$10,165
10/31/2015	$10,117	$10,199	$10,206
11/30/2015	$10,146	$10,215	$10,246
12/31/2015	$10,196	$10,265	$10,318
1/31/2016	$10,280	$10,384	$10,441
2/29/2016	$10,271	$10,404	$10,458
3/31/2016	$10,298	$10,419	$10,491
4/30/2016	$10,354	$10,480	$10,568
5/31/2016	$10,372	$10,490	$10,597
6/30/2016	$10,495	$10,635	$10,765
7/31/2016	$10,484	$10,640	$10,772
8/31/2016	$10,492	$10,645	$10,786
9/30/2016	$10,451	$10,587	$10,733
10/31/2016	$10,381	$10,498	$10,620
11/30/2016	$10,082	$10,118	$10,224
12/31/2016	$10,161	$10,234	$10,344
1/31/2017	$10,177	$10,307	$10,412
2/28/2017	$10,223	$10,397	$10,484
3/31/2017	$10,238	$10,417	$10,507
4/30/2017	$10,273	$10,489	$10,583
5/31/2017	$10,385	$10,618	$10,751
6/30/2017	$10,362	$10,575	$10,713
7/31/2017	$10,407	$10,658	$10,799
8/31/2017	$10,471	$10,713	$10,882
9/30/2017	$10,439	$10,657	$10,826
10/31/2017	$10,444	$10,677	$10,853
11/30/2017	$10,392	$10,593	$10,795
12/31/2017	$10,462	$10,698	$10,907
1/31/2018	$10,370	$10,587	$10,779
2/28/2018	$10,330	$10,562	$10,747
3/31/2018	$10,356	$10,588	$10,787
4/30/2018	$10,314	$10,558	$10,748
5/31/2018	$10,390	$10,652	$10,871
6/30/2018	$10,397	$10,662	$10,880
7/31/2018	$10,414	$10,691	$10,907
8/31/2018	$10,421	$10,703	$10,935
9/30/2018	$10,369	$10,637	$10,864
10/31/2018	$10,307	$10,584	$10,797
11/30/2018	$10,373	$10,703	$10,917
12/31/2018	$10,459	$10,845	$11,047
1/31/2019	$10,514	$10,928	$11,131
2/28/2019	$10,550	$10,985	$11,190
3/31/2019	$10,675	$11,137	$11,367
4/30/2019	$10,700	$11,160	$11,410
5/31/2019	$10,804	$11,295	$11,567
6/30/2019	$10,849	$11,343	$11,610
7/31/2019	$10,913	$11,438	$11,704
8/31/2019	$11,037	$11,596	$11,888
9/30/2019	$10,970	$11,494	$11,793
10/31/2019	$10,963	$11,517	$11,814
11/30/2019	$10,966	$11,542	$11,844
12/31/2019	$10,989	$11,568	$11,880
1/31/2020	$11,132	$11,761	$12,093
2/29/2020	$11,245	$11,884	$12,249
3/31/2020	$10,870	$11,586	$11,805
4/30/2020	$10,730	$11,464	$11,657
5/31/2020	$11,027	$11,829	$12,028
6/30/2020	$11,089	$11,870	$12,126
7/31/2020	$11,233	$12,035	$12,331
8/31/2020	$11,192	$11,975	$12,273
9/30/2020	$11,203	$11,985	$12,275
10/31/2020	$11,182	$11,957	$12,239
11/30/2020	$11,285	$12,110	$12,423
12/31/2020	$11,325	$12,160	$12,499
1/31/2021	$11,355	$12,204	$12,579
2/28/2021	$11,222	$12,038	$12,379
3/31/2021	$11,251	$12,096	$12,455
4/30/2021	$11,323	$12,189	$12,560
5/31/2021	$11,362	$12,204	$12,597
6/30/2021	$11,372	$12,225	$12,632
7/31/2021	$11,442	$12,327	$12,736
8/31/2021	$11,398	$12,277	$12,690
9/30/2021	$11,314	$12,196	$12,598
10/31/2021	$11,291	$12,150	$12,561
11/30/2021	$11,340	$12,244	$12,668
12/31/2021	$11,341	$12,263	$12,689
1/31/2022	$11,110	$11,950	$12,341
2/28/2022	$11,057	$11,918	$12,297
3/31/2022	$10,806	$11,566	$11,898
4/30/2022	$10,566	$11,281	$11,569
5/31/2022	$10,658	$11,424	$11,741
6/30/2022	$10,543	$11,266	$11,549
7/31/2022	$10,740	$11,537	$11,854
8/31/2022	$10,573	$11,320	$11,594
9/30/2022	$10,260	$10,929	$11,149
10/31/2022	$10,209	$10,837	$11,057
11/30/2022	$10,524	$11,317	$11,574
12/31/2022	$10,535	$11,360	$11,607
1/31/2023	$10,735	$11,647	$11,940
2/28/2023	$10,540	$11,413	$11,670
3/31/2023	$10,700	$11,653	$11,929
4/30/2023	$10,672	$11,608	$11,902
5/31/2023	$10,581	$11,484	$11,799
6/30/2023	$10,649	$11,545	$11,917
7/31/2023	$10,658	$11,609	$11,964
8/31/2023	$10,551	$11,464	$11,792
9/30/2023	$10,317	$11,108	$11,446
10/31/2023	$10,211	$11,042	$11,349
11/30/2023	$10,716	$11,712	$12,069
12/31/2023	$10,901	$11,937	$12,350
1/31/2024	$10,884	$11,868	$12,287
2/29/2024	$10,900	$11,896	$12,303
3/31/2024	$10,894	$11,875	$12,302
4/30/2024	$10,803	$11,735	$12,150
5/31/2024	$10,787	$11,665	$12,114
6/30/2024	$10,924	$11,855	$12,300
7/31/2024	$10,985	$11,979	$12,412
8/31/2024	$11,057	$12,072	$12,510
9/30/2024	$11,152	$12,185	$12,633
10/31/2024	$11,028	$12,003	$12,449
11/30/2024	$11,176	$12,190	$12,664
12/31/2024	$11,069	$12,023	$12,480
1/31/2025	$11,083	$12,091	$12,542
2/28/2025	$11,176	$12,218	$12,667
3/31/2025	$11,036	$12,023	$12,452
4/30/2025	$10,963	$11,935	$12,352
5/31/2025	$10,956	$11,971	$12,360
6/30/2025	$11,017	$12,034	$12,437

Minnesota Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	0.09	(0.41)	0.97
Class C with Load	(0.91)	(0.41)	0.97
Bloomberg Minnesota Municipal Bond Index	1.51	0.27	1.87
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$173,064,547
# of portfolio holdings	216
Portfolio turnover rate	21%
Total advisory fees paid	$560,742

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.9
AA/Aa	32.8
A/A	25.3
BBB/Baa	13.0
BB/Ba	4.8
B/B	1.5
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.6
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.8
City of Minneapolis Fairview Health Services Obligated Group Series A, 5.00%, 11‑15‑2033	1.8
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.6
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10‑1‑2046	1.4
State of Minnesota Series A, 5.00%, 8‑1‑2034	1.3

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	3.3
1-3 years	5.7
3-5 years	7.1
5-10 years	21.2
10-20 years	37.7
20-30 years	21.3
30+ years	3.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3527 06-25

Annual Shareholder Report

June 30, 2025

Minnesota Tax-Free Fund

Class A

NMTFX

This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$84	0.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were credit allocation and security selection while sector allocation detracted slightly.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,550	$10,000	$10,000
7/31/2015	$9,601	$10,068	$10,072
8/31/2015	$9,617	$10,099	$10,092
9/30/2015	$9,660	$10,168	$10,165
10/31/2015	$9,686	$10,199	$10,206
11/30/2015	$9,720	$10,215	$10,246
12/31/2015	$9,774	$10,265	$10,318
1/31/2016	$9,861	$10,384	$10,441
2/29/2016	$9,858	$10,404	$10,458
3/31/2016	$9,899	$10,419	$10,491
4/30/2016	$9,950	$10,480	$10,568
5/31/2016	$9,974	$10,490	$10,597
6/30/2016	$10,098	$10,635	$10,765
7/31/2016	$10,094	$10,640	$10,772
8/31/2016	$10,107	$10,645	$10,786
9/30/2016	$10,075	$10,587	$10,733
10/31/2016	$10,013	$10,498	$10,620
11/30/2016	$9,740	$10,118	$10,224
12/31/2016	$9,814	$10,234	$10,344
1/31/2017	$9,836	$10,307	$10,412
2/28/2017	$9,885	$10,397	$10,484
3/31/2017	$9,906	$10,417	$10,507
4/30/2017	$9,955	$10,489	$10,583
5/31/2017	$10,061	$10,618	$10,751
6/30/2017	$10,045	$10,575	$10,713
7/31/2017	$10,095	$10,658	$10,799
8/31/2017	$10,163	$10,713	$10,882
9/30/2017	$10,138	$10,657	$10,826
10/31/2017	$10,150	$10,677	$10,853
11/30/2017	$10,106	$10,593	$10,795
12/31/2017	$10,181	$10,698	$10,907
1/31/2018	$10,098	$10,587	$10,779
2/28/2018	$10,074	$10,562	$10,747
3/31/2018	$10,096	$10,588	$10,787
4/30/2018	$10,061	$10,558	$10,748
5/31/2018	$10,141	$10,652	$10,871
6/30/2018	$10,155	$10,662	$10,880
7/31/2018	$10,178	$10,691	$10,907
8/31/2018	$10,191	$10,703	$10,935
9/30/2018	$10,146	$10,637	$10,864
10/31/2018	$10,092	$10,584	$10,797
11/30/2018	$10,163	$10,703	$10,917
12/31/2018	$10,254	$10,845	$11,047
1/31/2019	$10,314	$10,928	$11,131
2/28/2019	$10,356	$10,985	$11,190
3/31/2019	$10,485	$11,137	$11,367
4/30/2019	$10,516	$11,160	$11,410
5/31/2019	$10,625	$11,295	$11,567
6/30/2019	$10,676	$11,343	$11,610
7/31/2019	$10,745	$11,438	$11,704
8/31/2019	$10,874	$11,596	$11,888
9/30/2019	$10,815	$11,494	$11,793
10/31/2019	$10,815	$11,517	$11,814
11/30/2019	$10,825	$11,542	$11,844
12/31/2019	$10,854	$11,568	$11,880
1/31/2020	$11,002	$11,761	$12,093
2/29/2020	$11,121	$11,884	$12,249
3/31/2020	$10,757	$11,586	$11,805
4/30/2020	$10,625	$11,464	$11,657
5/31/2020	$10,925	$11,829	$12,028
6/30/2020	$10,994	$11,870	$12,126
7/31/2020	$11,144	$12,035	$12,331
8/31/2020	$11,111	$11,975	$12,273
9/30/2020	$11,128	$11,985	$12,275
10/31/2020	$11,114	$11,957	$12,239
11/30/2020	$11,224	$12,110	$12,423
12/31/2020	$11,271	$12,160	$12,499
1/31/2021	$11,308	$12,204	$12,579
2/28/2021	$11,182	$12,038	$12,379
3/31/2021	$11,218	$12,096	$12,455
4/30/2021	$11,297	$12,189	$12,560
5/31/2021	$11,333	$12,204	$12,597
6/30/2021	$11,359	$12,225	$12,632
7/31/2021	$11,426	$12,327	$12,736
8/31/2021	$11,401	$12,277	$12,690
9/30/2021	$11,323	$12,196	$12,598
10/31/2021	$11,297	$12,150	$12,561
11/30/2021	$11,364	$12,244	$12,668
12/31/2021	$11,372	$12,263	$12,689
1/31/2022	$11,137	$11,950	$12,341
2/28/2022	$11,100	$11,918	$12,297
3/31/2022	$10,856	$11,566	$11,898
4/30/2022	$10,621	$11,281	$11,569
5/31/2022	$10,720	$11,424	$11,741
6/30/2022	$10,611	$11,266	$11,549
7/31/2022	$10,817	$11,537	$11,854
8/31/2022	$10,644	$11,320	$11,594
9/30/2022	$10,346	$10,929	$11,149
10/31/2022	$10,301	$10,837	$11,057
11/30/2022	$10,625	$11,317	$11,574
12/31/2022	$10,633	$11,360	$11,607
1/31/2023	$10,853	$11,647	$11,940
2/28/2023	$10,661	$11,413	$11,670
3/31/2023	$10,819	$11,653	$11,929
4/30/2023	$10,807	$11,608	$11,902
5/31/2023	$10,721	$11,484	$11,799
6/30/2023	$10,795	$11,545	$11,917
7/31/2023	$10,804	$11,609	$11,964
8/31/2023	$10,696	$11,464	$11,792
9/30/2023	$10,459	$11,108	$11,446
10/31/2023	$10,351	$11,042	$11,349
11/30/2023	$10,863	$11,712	$12,069
12/31/2023	$11,051	$11,937	$12,350
1/31/2024	$11,033	$11,868	$12,287
2/29/2024	$11,049	$11,896	$12,303
3/31/2024	$11,043	$11,875	$12,302
4/30/2024	$10,951	$11,735	$12,150
5/31/2024	$10,935	$11,665	$12,114
6/30/2024	$11,074	$11,855	$12,300
7/31/2024	$11,135	$11,979	$12,412
8/31/2024	$11,209	$12,072	$12,510
9/30/2024	$11,305	$12,185	$12,633
10/31/2024	$11,179	$12,003	$12,449
11/30/2024	$11,329	$12,190	$12,664
12/31/2024	$11,221	$12,023	$12,480
1/31/2025	$11,235	$12,091	$12,542
2/28/2025	$11,330	$12,218	$12,667
3/31/2025	$11,188	$12,023	$12,452
4/30/2025	$11,113	$11,935	$12,352
5/31/2025	$11,106	$11,971	$12,360
6/30/2025	$11,168	$12,034	$12,437

Minnesota Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	0.85	0.31	1.58
Class A with Load	(3.69)	(0.61)	1.11
Bloomberg Minnesota Municipal Bond Index	1.51	0.27	1.87
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$173,064,547
# of portfolio holdings	216
Portfolio turnover rate	21%
Total advisory fees paid	$560,742

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.9
AA/Aa	32.8
A/A	25.3
BBB/Baa	13.0
BB/Ba	4.8
B/B	1.5
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.6
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.8
City of Minneapolis Fairview Health Services Obligated Group Series A, 5.00%, 11‑15‑2033	1.8
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.6
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10‑1‑2046	1.4
State of Minnesota Series A, 5.00%, 8‑1‑2034	1.3

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	3.3
1-3 years	5.7
3-5 years	7.1
5-10 years	21.2
10-20 years	37.7
20-30 years	21.3
30+ years	3.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0003 06-25

Annual Shareholder Report

June 30, 2025

Minnesota Tax-Free Fund

Administrator Class

NWMIX

This annual shareholder report contains important information about Minnesota Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$59	0.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were credit allocation and security selection while sector allocation detracted slightly.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Minnesota Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,056	$10,068	$10,072
8/31/2015	$10,084	$10,099	$10,092
9/30/2015	$10,131	$10,168	$10,165
10/31/2015	$10,160	$10,199	$10,206
11/30/2015	$10,188	$10,215	$10,246
12/31/2015	$10,257	$10,265	$10,318
1/31/2016	$10,341	$10,384	$10,441
2/29/2016	$10,349	$10,404	$10,458
3/31/2016	$10,385	$10,419	$10,491
4/30/2016	$10,440	$10,480	$10,568
5/31/2016	$10,468	$10,490	$10,597
6/30/2016	$10,610	$10,635	$10,765
7/31/2016	$10,608	$10,640	$10,772
8/31/2016	$10,615	$10,645	$10,786
9/30/2016	$10,593	$10,587	$10,733
10/31/2016	$10,530	$10,498	$10,620
11/30/2016	$10,235	$10,118	$10,224
12/31/2016	$10,315	$10,234	$10,344
1/31/2017	$10,340	$10,307	$10,412
2/28/2017	$10,394	$10,397	$10,484
3/31/2017	$10,418	$10,417	$10,507
4/30/2017	$10,472	$10,489	$10,583
5/31/2017	$10,595	$10,618	$10,751
6/30/2017	$10,580	$10,575	$10,713
7/31/2017	$10,635	$10,658	$10,799
8/31/2017	$10,710	$10,713	$10,882
9/30/2017	$10,685	$10,657	$10,826
10/31/2017	$10,690	$10,677	$10,853
11/30/2017	$10,656	$10,593	$10,795
12/31/2017	$10,736	$10,698	$10,907
1/31/2018	$10,641	$10,587	$10,779
2/28/2018	$10,618	$10,562	$10,747
3/31/2018	$10,643	$10,588	$10,787
4/30/2018	$10,619	$10,558	$10,748
5/31/2018	$10,706	$10,652	$10,871
6/30/2018	$10,722	$10,662	$10,880
7/31/2018	$10,738	$10,691	$10,907
8/31/2018	$10,755	$10,703	$10,935
9/30/2018	$10,720	$10,637	$10,864
10/31/2018	$10,655	$10,584	$10,797
11/30/2018	$10,742	$10,703	$10,917
12/31/2018	$10,840	$10,845	$11,047
1/31/2019	$10,906	$10,928	$11,131
2/28/2019	$10,953	$10,985	$11,190
3/31/2019	$11,081	$11,137	$11,367
4/30/2019	$11,127	$11,160	$11,410
5/31/2019	$11,244	$11,295	$11,567
6/30/2019	$11,290	$11,343	$11,610
7/31/2019	$11,366	$11,438	$11,704
8/31/2019	$11,516	$11,596	$11,888
9/30/2019	$11,455	$11,494	$11,793
10/31/2019	$11,457	$11,517	$11,814
11/30/2019	$11,470	$11,542	$11,844
12/31/2019	$11,503	$11,568	$11,880
1/31/2020	$11,663	$11,761	$12,093
2/29/2020	$11,780	$11,884	$12,249
3/31/2020	$11,408	$11,586	$11,805
4/30/2020	$11,270	$11,464	$11,657
5/31/2020	$11,580	$11,829	$12,028
6/30/2020	$11,667	$11,870	$12,126
7/31/2020	$11,828	$12,035	$12,331
8/31/2020	$11,795	$11,975	$12,273
9/30/2020	$11,816	$11,985	$12,275
10/31/2020	$11,804	$11,957	$12,239
11/30/2020	$11,922	$12,110	$12,423
12/31/2020	$11,975	$12,160	$12,499
1/31/2021	$12,016	$12,204	$12,579
2/28/2021	$11,874	$12,038	$12,379
3/31/2021	$11,927	$12,096	$12,455
4/30/2021	$12,012	$12,189	$12,560
5/31/2021	$12,053	$12,204	$12,597
6/30/2021	$12,084	$12,225	$12,632
7/31/2021	$12,158	$12,327	$12,736
8/31/2021	$12,133	$12,277	$12,690
9/30/2021	$12,042	$12,196	$12,598
10/31/2021	$12,028	$12,150	$12,561
11/30/2021	$12,101	$12,244	$12,668
12/31/2021	$12,101	$12,263	$12,689
1/31/2022	$11,864	$11,950	$12,341
2/28/2022	$11,817	$11,918	$12,297
3/31/2022	$11,570	$11,566	$11,898
4/30/2022	$11,323	$11,281	$11,569
5/31/2022	$11,430	$11,424	$11,741
6/30/2022	$11,316	$11,266	$11,549
7/31/2022	$11,527	$11,537	$11,854
8/31/2022	$11,357	$11,320	$11,594
9/30/2022	$11,041	$10,929	$11,149
10/31/2022	$10,995	$10,837	$11,057
11/30/2022	$11,343	$11,317	$11,574
12/31/2022	$11,354	$11,360	$11,607
1/31/2023	$11,591	$11,647	$11,940
2/28/2023	$11,389	$11,413	$11,670
3/31/2023	$11,560	$11,653	$11,929
4/30/2023	$11,550	$11,608	$11,902
5/31/2023	$11,459	$11,484	$11,799
6/30/2023	$11,541	$11,545	$11,917
7/31/2023	$11,553	$11,609	$11,964
8/31/2023	$11,439	$11,464	$11,792
9/30/2023	$11,189	$11,108	$11,446
10/31/2023	$11,076	$11,042	$11,349
11/30/2023	$11,625	$11,712	$12,069
12/31/2023	$11,829	$11,937	$12,350
1/31/2024	$11,812	$11,868	$12,287
2/29/2024	$11,832	$11,896	$12,303
3/31/2024	$11,827	$11,875	$12,302
4/30/2024	$11,731	$11,735	$12,150
5/31/2024	$11,705	$11,665	$12,114
6/30/2024	$11,855	$11,855	$12,300
7/31/2024	$11,936	$11,979	$12,412
8/31/2024	$12,017	$12,072	$12,510
9/30/2024	$12,123	$12,185	$12,633
10/31/2024	$11,990	$12,003	$12,449
11/30/2024	$12,153	$12,190	$12,664
12/31/2024	$12,039	$12,023	$12,480
1/31/2025	$12,057	$12,091	$12,542
2/28/2025	$12,161	$12,218	$12,667
3/31/2025	$12,011	$12,023	$12,452
4/30/2025	$11,934	$11,935	$12,352
5/31/2025	$11,928	$11,971	$12,360
6/30/2025	$11,997	$12,034	$12,437

Minnesota Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	1.20	0.56	1.84
Bloomberg Minnesota Municipal Bond Index	1.51	0.27	1.87
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$173,064,547
# of portfolio holdings	216
Portfolio turnover rate	21%
Total advisory fees paid	$560,742

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	16.9
AA/Aa	32.8
A/A	25.3
BBB/Baa	13.0
BB/Ba	4.8
B/B	1.5
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11‑15‑2057	2.6
State of Minnesota Office Building Project COP, 5.00%, 11‑1‑2042	1.8
Minnesota Housing Finance Agency Series M, 4.85%, 7‑1‑2037	1.8
City of Minneapolis Fairview Health Services Obligated Group Series A, 5.00%, 11‑15‑2033	1.8
City of Wadena Astera Health Series A, 5.00%, 12‑1‑2045	1.7
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5‑1‑2050	1.6
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10‑1‑2039	1.6
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2‑15‑2053	1.4
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10‑1‑2046	1.4
State of Minnesota Series A, 5.00%, 8‑1‑2034	1.3

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	3.3
1-3 years	5.7
3-5 years	7.1
5-10 years	21.2
10-20 years	37.7
20-30 years	21.3
30+ years	3.7

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0063 06-25

Annual Shareholder Report

June 30, 2025

Municipal Bond Fund

Institutional Class

WMBIX

This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$42	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were security selection and our credit allocation while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,067	$10,072
8/31/2015	$10,056	$10,092
9/30/2015	$10,155	$10,165
10/31/2015	$10,223	$10,206
11/30/2015	$10,301	$10,246
12/31/2015	$10,395	$10,318
1/31/2016	$10,481	$10,441
2/29/2016	$10,461	$10,458
3/31/2016	$10,530	$10,491
4/30/2016	$10,609	$10,568
5/31/2016	$10,687	$10,597
6/30/2016	$10,835	$10,765
7/31/2016	$10,831	$10,772
8/31/2016	$10,868	$10,786
9/30/2016	$10,845	$10,733
10/31/2016	$10,761	$10,620
11/30/2016	$10,351	$10,224
12/31/2016	$10,443	$10,344
1/31/2017	$10,476	$10,412
2/28/2017	$10,551	$10,484
3/31/2017	$10,604	$10,507
4/30/2017	$10,689	$10,583
5/31/2017	$10,847	$10,751
6/30/2017	$10,805	$10,713
7/31/2017	$10,899	$10,799
8/31/2017	$11,004	$10,882
9/30/2017	$11,013	$10,826
10/31/2017	$11,042	$10,853
11/30/2017	$11,007	$10,795
12/31/2017	$11,096	$10,907
1/31/2018	$11,010	$10,779
2/28/2018	$10,988	$10,747
3/31/2018	$11,042	$10,787
4/30/2018	$11,020	$10,748
5/31/2018	$11,149	$10,871
6/30/2018	$11,169	$10,880
7/31/2018	$11,200	$10,907
8/31/2018	$11,209	$10,935
9/30/2018	$11,152	$10,864
10/31/2018	$11,094	$10,797
11/30/2018	$11,202	$10,917
12/31/2018	$11,332	$11,047
1/31/2019	$11,407	$11,131
2/28/2019	$11,472	$11,190
3/31/2019	$11,659	$11,367
4/30/2019	$11,712	$11,410
5/31/2019	$11,863	$11,567
6/30/2019	$11,914	$11,610
7/31/2019	$11,998	$11,704
8/31/2019	$12,196	$11,888
9/30/2019	$12,111	$11,793
10/31/2019	$12,127	$11,814
11/30/2019	$12,154	$11,844
12/31/2019	$12,182	$11,880
1/31/2020	$12,404	$12,093
2/29/2020	$12,581	$12,249
3/31/2020	$11,975	$11,805
4/30/2020	$11,783	$11,657
5/31/2020	$12,122	$12,028
6/30/2020	$12,254	$12,126
7/31/2020	$12,465	$12,331
8/31/2020	$12,433	$12,273
9/30/2020	$12,437	$12,275
10/31/2020	$12,406	$12,239
11/30/2020	$12,597	$12,423
12/31/2020	$12,694	$12,499
1/31/2021	$12,780	$12,579
2/28/2021	$12,583	$12,379
3/31/2021	$12,656	$12,455
4/30/2021	$12,788	$12,560
5/31/2021	$12,850	$12,597
6/30/2021	$12,900	$12,632
7/31/2021	$13,010	$12,736
8/31/2021	$12,964	$12,690
9/30/2021	$12,859	$12,598
10/31/2021	$12,849	$12,561
11/30/2021	$12,960	$12,668
12/31/2021	$12,973	$12,689
1/31/2022	$12,648	$12,341
2/28/2022	$12,578	$12,297
3/31/2022	$12,216	$11,898
4/30/2022	$11,901	$11,569
5/31/2022	$12,036	$11,741
6/30/2022	$11,844	$11,549
7/31/2022	$12,116	$11,854
8/31/2022	$11,862	$11,594
9/30/2022	$11,510	$11,149
10/31/2022	$11,392	$11,057
11/30/2022	$11,878	$11,574
12/31/2022	$11,883	$11,607
1/31/2023	$12,198	$11,940
2/28/2023	$11,969	$11,670
3/31/2023	$12,174	$11,929
4/30/2023	$12,194	$11,902
5/31/2023	$12,125	$11,799
6/30/2023	$12,220	$11,917
7/31/2023	$12,253	$11,964
8/31/2023	$12,109	$11,792
9/30/2023	$11,813	$11,446
10/31/2023	$11,656	$11,349
11/30/2023	$12,315	$12,069
12/31/2023	$12,579	$12,350
1/31/2024	$12,587	$12,287
2/29/2024	$12,596	$12,303
3/31/2024	$12,618	$12,302
4/30/2024	$12,511	$12,150
5/31/2024	$12,508	$12,114
6/30/2024	$12,673	$12,300
7/31/2024	$12,774	$12,412
8/31/2024	$12,861	$12,510
9/30/2024	$12,990	$12,633
10/31/2024	$12,829	$12,449
11/30/2024	$13,024	$12,664
12/31/2024	$12,889	$12,480
1/31/2025	$12,899	$12,542
2/28/2025	$13,015	$12,667
3/31/2025	$12,826	$12,452
4/30/2025	$12,743	$12,352
5/31/2025	$12,699	$12,360
6/30/2025	$12,776	$12,437

Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	0.81	0.84	2.48
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$7,906,077,406
# of portfolio holdings	1,557
Portfolio turnover rate	16%
Total advisory fees paid	$25,500,924

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.5
AA/Aa	46.5
A/A	30.9
BBB/Baa	12.7
BB/Ba	1.5
B/B	0.1
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
City of New York Series C, 5.25%, 3‑1‑2053	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	0.5
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	10.5
1-3 years	3.5
3-5 years	5.7
5-10 years	14.1
10-20 years	30.1
20-30 years	35.1
30+ years	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3160 06-25

Annual Shareholder Report

June 30, 2025

Municipal Bond Fund

Class R6

WMBRX

This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$37	0.37%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were security selection and our credit allocation while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class R6	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,067	$10,072
8/31/2015	$10,056	$10,092
9/30/2015	$10,155	$10,165
10/31/2015	$10,223	$10,206
11/30/2015	$10,301	$10,246
12/31/2015	$10,395	$10,318
1/31/2016	$10,481	$10,441
2/29/2016	$10,461	$10,458
3/31/2016	$10,530	$10,491
4/30/2016	$10,609	$10,568
5/31/2016	$10,687	$10,597
6/30/2016	$10,835	$10,765
7/31/2016	$10,831	$10,772
8/31/2016	$10,868	$10,786
9/30/2016	$10,845	$10,733
10/31/2016	$10,761	$10,620
11/30/2016	$10,351	$10,224
12/31/2016	$10,443	$10,344
1/31/2017	$10,476	$10,412
2/28/2017	$10,551	$10,484
3/31/2017	$10,604	$10,507
4/30/2017	$10,689	$10,583
5/31/2017	$10,847	$10,751
6/30/2017	$10,805	$10,713
7/31/2017	$10,899	$10,799
8/31/2017	$11,004	$10,882
9/30/2017	$11,013	$10,826
10/31/2017	$11,042	$10,853
11/30/2017	$11,007	$10,795
12/31/2017	$11,096	$10,907
1/31/2018	$11,010	$10,779
2/28/2018	$10,988	$10,747
3/31/2018	$11,042	$10,787
4/30/2018	$11,020	$10,748
5/31/2018	$11,149	$10,871
6/30/2018	$11,169	$10,880
7/31/2018	$11,200	$10,907
8/31/2018	$11,221	$10,935
9/30/2018	$11,164	$10,864
10/31/2018	$11,096	$10,797
11/30/2018	$11,204	$10,917
12/31/2018	$11,335	$11,047
1/31/2019	$11,411	$11,131
2/28/2019	$11,487	$11,190
3/31/2019	$11,663	$11,367
4/30/2019	$11,717	$11,410
5/31/2019	$11,880	$11,567
6/30/2019	$11,919	$11,610
7/31/2019	$12,004	$11,704
8/31/2019	$12,203	$11,888
9/30/2019	$12,129	$11,793
10/31/2019	$12,134	$11,814
11/30/2019	$12,162	$11,844
12/31/2019	$12,191	$11,880
1/31/2020	$12,413	$12,093
2/29/2020	$12,591	$12,249
3/31/2020	$11,997	$11,805
4/30/2020	$11,793	$11,657
5/31/2020	$12,133	$12,028
6/30/2020	$12,277	$12,126
7/31/2020	$12,478	$12,331
8/31/2020	$12,446	$12,273
9/30/2020	$12,451	$12,275
10/31/2020	$12,420	$12,239
11/30/2020	$12,624	$12,423
12/31/2020	$12,710	$12,499
1/31/2021	$12,796	$12,579
2/28/2021	$12,599	$12,379
3/31/2021	$12,673	$12,455
4/30/2021	$12,806	$12,560
5/31/2021	$12,869	$12,597
6/30/2021	$12,919	$12,632
7/31/2021	$13,029	$12,736
8/31/2021	$12,984	$12,690
9/30/2021	$12,880	$12,598
10/31/2021	$12,870	$12,561
11/30/2021	$12,982	$12,668
12/31/2021	$12,996	$12,689
1/31/2022	$12,671	$12,341
2/28/2022	$12,601	$12,297
3/31/2022	$12,238	$11,898
4/30/2022	$11,924	$11,569
5/31/2022	$12,072	$11,741
6/30/2022	$11,868	$11,549
7/31/2022	$12,140	$11,854
8/31/2022	$11,899	$11,594
9/30/2022	$11,534	$11,149
10/31/2022	$11,416	$11,057
11/30/2022	$11,904	$11,574
12/31/2022	$11,910	$11,607
1/31/2023	$12,226	$11,940
2/28/2023	$12,009	$11,670
3/31/2023	$12,203	$11,929
4/30/2023	$12,223	$11,902
5/31/2023	$12,155	$11,799
6/30/2023	$12,251	$11,917
7/31/2023	$12,284	$11,964
8/31/2023	$12,153	$11,792
9/30/2023	$11,857	$11,446
10/31/2023	$11,700	$11,349
11/30/2023	$12,361	$12,069
12/31/2023	$12,613	$12,350
1/31/2024	$12,622	$12,287
2/29/2024	$12,645	$12,303
3/31/2024	$12,654	$12,302
4/30/2024	$12,548	$12,150
5/31/2024	$12,557	$12,114
6/30/2024	$12,723	$12,300
7/31/2024	$12,812	$12,412
8/31/2024	$12,901	$12,510
9/30/2024	$13,030	$12,633
10/31/2024	$12,883	$12,449
11/30/2024	$13,065	$12,664
12/31/2024	$12,930	$12,480
1/31/2025	$12,941	$12,542
2/28/2025	$13,058	$12,667
3/31/2025	$12,868	$12,452
4/30/2025	$12,786	$12,352
5/31/2025	$12,742	$12,360
6/30/2025	$12,820	$12,437

Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	0.76	0.87	2.52
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Total net assets	$7,906,077,406
# of portfolio holdings	1,557
Portfolio turnover rate	16%
Total advisory fees paid	$25,500,924

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.5
AA/Aa	46.5
A/A	30.9
BBB/Baa	12.7
BB/Ba	1.5
B/B	0.1
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
City of New York Series C, 5.25%, 3‑1‑2053	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	0.5
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	10.5
1-3 years	3.5
3-5 years	5.7
5-10 years	14.1
10-20 years	30.1
20-30 years	35.1
30+ years	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4811 06-25

Annual Shareholder Report

June 30, 2025

Municipal Bond Fund

Class C

WMFCX

This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$149	1.49%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were security selection and our credit allocation while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,058	$10,072
8/31/2015	$10,039	$10,092
9/30/2015	$10,118	$10,165
10/31/2015	$10,187	$10,206
11/30/2015	$10,256	$10,246
12/31/2015	$10,341	$10,318
1/31/2016	$10,417	$10,441
2/29/2016	$10,389	$10,458
3/31/2016	$10,439	$10,491
4/30/2016	$10,518	$10,568
5/31/2016	$10,586	$10,597
6/30/2016	$10,714	$10,765
7/31/2016	$10,710	$10,772
8/31/2016	$10,727	$10,786
9/30/2016	$10,695	$10,733
10/31/2016	$10,613	$10,620
11/30/2016	$10,199	$10,224
12/31/2016	$10,282	$10,344
1/31/2017	$10,305	$10,412
2/28/2017	$10,370	$10,484
3/31/2017	$10,414	$10,507
4/30/2017	$10,488	$10,583
5/31/2017	$10,634	$10,751
6/30/2017	$10,583	$10,713
7/31/2017	$10,656	$10,799
8/31/2017	$10,760	$10,882
9/30/2017	$10,759	$10,826
10/31/2017	$10,768	$10,853
11/30/2017	$10,735	$10,795
12/31/2017	$10,812	$10,907
1/31/2018	$10,718	$10,779
2/28/2018	$10,678	$10,747
3/31/2018	$10,721	$10,787
4/30/2018	$10,701	$10,748
5/31/2018	$10,817	$10,871
6/30/2018	$10,827	$10,880
7/31/2018	$10,837	$10,907
8/31/2018	$10,847	$10,935
9/30/2018	$10,783	$10,864
10/31/2018	$10,717	$10,797
11/30/2018	$10,812	$10,917
12/31/2018	$10,928	$11,047
1/31/2019	$10,991	$11,131
2/28/2019	$11,044	$11,190
3/31/2019	$11,214	$11,367
4/30/2019	$11,255	$11,410
5/31/2019	$11,391	$11,567
6/30/2019	$11,429	$11,610
7/31/2019	$11,500	$11,704
8/31/2019	$11,679	$11,888
9/30/2019	$11,587	$11,793
10/31/2019	$11,581	$11,814
11/30/2019	$11,597	$11,844
12/31/2019	$11,625	$11,880
1/31/2020	$11,815	$12,093
2/29/2020	$11,973	$12,249
3/31/2020	$11,397	$11,805
4/30/2020	$11,204	$11,657
5/31/2020	$11,516	$12,028
6/30/2020	$11,631	$12,126
7/31/2020	$11,810	$12,331
8/31/2020	$11,780	$12,273
9/30/2020	$11,763	$12,275
10/31/2020	$11,734	$12,239
11/30/2020	$11,904	$12,423
12/31/2020	$11,985	$12,499
1/31/2021	$12,055	$12,579
2/28/2021	$11,848	$12,379
3/31/2021	$11,917	$12,455
4/30/2021	$12,032	$12,560
5/31/2021	$12,079	$12,597
6/30/2021	$12,116	$12,632
7/31/2021	$12,196	$12,736
8/31/2021	$12,142	$12,690
9/30/2021	$12,044	$12,598
10/31/2021	$12,013	$12,561
11/30/2021	$12,106	$12,668
12/31/2021	$12,119	$12,689
1/31/2022	$11,805	$12,341
2/28/2022	$11,718	$12,297
3/31/2022	$11,381	$11,898
4/30/2022	$11,078	$11,569
5/31/2022	$11,194	$11,741
6/30/2022	$11,006	$11,549
7/31/2022	$11,248	$11,854
8/31/2022	$11,002	$11,594
9/30/2022	$10,667	$11,149
10/31/2022	$10,547	$11,057
11/30/2022	$10,988	$11,574
12/31/2022	$10,983	$11,607
1/31/2023	$11,252	$11,940
2/28/2023	$11,043	$11,670
3/31/2023	$11,222	$11,929
4/30/2023	$11,219	$11,902
5/31/2023	$11,146	$11,799
6/30/2023	$11,235	$11,917
7/31/2023	$11,262	$11,964
8/31/2023	$11,126	$11,792
9/30/2023	$10,863	$11,446
10/31/2023	$10,717	$11,349
11/30/2023	$11,307	$12,069
12/31/2023	$11,546	$12,350
1/31/2024	$11,550	$12,287
2/29/2024	$11,568	$12,303
3/31/2024	$11,573	$12,302
4/30/2024	$11,472	$12,150
5/31/2024	$11,477	$12,114
6/30/2024	$11,626	$12,300
7/31/2024	$11,703	$12,412
8/31/2024	$11,780	$12,510
9/30/2024	$11,895	$12,633
10/31/2024	$11,757	$12,449
11/30/2024	$11,920	$12,664
12/31/2024	$11,792	$12,480
1/31/2025	$11,799	$12,542
2/28/2025	$11,903	$12,667
3/31/2025	$11,727	$12,452
4/30/2025	$11,648	$12,352
5/31/2025	$11,605	$12,360
6/30/2025	$11,673	$12,437

Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(0.26)	(0.23)	1.56
Class C with Load	(1.26)	(0.23)	1.56
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$7,906,077,406
# of portfolio holdings	1,557
Portfolio turnover rate	16%
Total advisory fees paid	$25,500,924

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.5
AA/Aa	46.5
A/A	30.9
BBB/Baa	12.7
BB/Ba	1.5
B/B	0.1
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
City of New York Series C, 5.25%, 3‑1‑2053	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	0.5
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	10.5
1-3 years	3.5
3-5 years	5.7
5-10 years	14.1
10-20 years	30.1
20-30 years	35.1
30+ years	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3528 06-25

Annual Shareholder Report

June 30, 2025

Municipal Bond Fund

Class A

WMFAX

This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$73	0.73%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were security selection and our credit allocation while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Municipal Bond Index
6/30/2015	$9,553	$10,000
7/31/2015	$9,614	$10,072
8/31/2015	$9,602	$10,092
9/30/2015	$9,693	$10,165
10/31/2015	$9,756	$10,206
11/30/2015	$9,828	$10,246
12/31/2015	$9,916	$10,318
1/31/2016	$9,995	$10,441
2/29/2016	$9,974	$10,458
3/31/2016	$10,037	$10,491
4/30/2016	$10,111	$10,568
5/31/2016	$10,182	$10,597
6/30/2016	$10,321	$10,765
7/31/2016	$10,315	$10,772
8/31/2016	$10,347	$10,786
9/30/2016	$10,322	$10,733
10/31/2016	$10,240	$10,620
11/30/2016	$9,847	$10,224
12/31/2016	$9,933	$10,344
1/31/2017	$9,962	$10,412
2/28/2017	$10,030	$10,484
3/31/2017	$10,079	$10,507
4/30/2017	$10,157	$10,583
5/31/2017	$10,305	$10,751
6/30/2017	$10,273	$10,713
7/31/2017	$10,349	$10,799
8/31/2017	$10,447	$10,882
9/30/2017	$10,452	$10,826
10/31/2017	$10,478	$10,853
11/30/2017	$10,442	$10,795
12/31/2017	$10,524	$10,907
1/31/2018	$10,439	$10,779
2/28/2018	$10,416	$10,747
3/31/2018	$10,465	$10,787
4/30/2018	$10,441	$10,748
5/31/2018	$10,562	$10,871
6/30/2018	$10,578	$10,880
7/31/2018	$10,604	$10,907
8/31/2018	$10,621	$10,935
9/30/2018	$10,554	$10,864
10/31/2018	$10,497	$10,797
11/30/2018	$10,596	$10,917
12/31/2018	$10,717	$11,047
1/31/2019	$10,785	$11,131
2/28/2019	$10,844	$11,190
3/31/2019	$11,018	$11,367
4/30/2019	$11,065	$11,410
5/31/2019	$11,215	$11,567
6/30/2019	$11,250	$11,610
7/31/2019	$11,326	$11,704
8/31/2019	$11,510	$11,888
9/30/2019	$11,437	$11,793
10/31/2019	$11,439	$11,814
11/30/2019	$11,462	$11,844
12/31/2019	$11,485	$11,880
1/31/2020	$11,691	$12,093
2/29/2020	$11,855	$12,249
3/31/2020	$11,281	$11,805
4/30/2020	$11,097	$11,657
5/31/2020	$11,413	$12,028
6/30/2020	$11,535	$12,126
7/31/2020	$11,731	$12,331
8/31/2020	$11,698	$12,273
9/30/2020	$11,699	$12,275
10/31/2020	$11,666	$12,239
11/30/2020	$11,843	$12,423
12/31/2020	$11,931	$12,499
1/31/2021	$12,008	$12,579
2/28/2021	$11,821	$12,379
3/31/2021	$11,886	$12,455
4/30/2021	$12,008	$12,560
5/31/2021	$12,063	$12,597
6/30/2021	$12,107	$12,632
7/31/2021	$12,206	$12,736
8/31/2021	$12,160	$12,690
9/30/2021	$12,058	$12,598
10/31/2021	$12,046	$12,561
11/30/2021	$12,147	$12,668
12/31/2021	$12,156	$12,689
1/31/2022	$11,848	$12,341
2/28/2022	$11,780	$12,297
3/31/2022	$11,437	$11,898
4/30/2022	$11,140	$11,569
5/31/2022	$11,275	$11,741
6/30/2022	$11,081	$11,549
7/31/2022	$11,332	$11,854
8/31/2022	$11,092	$11,594
9/30/2022	$10,760	$11,149
10/31/2022	$10,647	$11,057
11/30/2022	$11,098	$11,574
12/31/2022	$11,100	$11,607
1/31/2023	$11,391	$11,940
2/28/2023	$11,175	$11,670
3/31/2023	$11,363	$11,929
4/30/2023	$11,378	$11,902
5/31/2023	$11,312	$11,799
6/30/2023	$11,397	$11,917
7/31/2023	$11,424	$11,964
8/31/2023	$11,287	$11,792
9/30/2023	$11,021	$11,446
10/31/2023	$10,872	$11,349
11/30/2023	$11,470	$12,069
12/31/2023	$11,713	$12,350
1/31/2024	$11,718	$12,287
2/29/2024	$11,735	$12,303
3/31/2024	$11,740	$12,302
4/30/2024	$11,638	$12,150
5/31/2024	$11,643	$12,114
6/30/2024	$11,794	$12,300
7/31/2024	$11,872	$12,412
8/31/2024	$11,951	$12,510
9/30/2024	$12,067	$12,633
10/31/2024	$11,927	$12,449
11/30/2024	$12,092	$12,664
12/31/2024	$11,963	$12,480
1/31/2025	$11,969	$12,542
2/28/2025	$12,075	$12,667
3/31/2025	$11,896	$12,452
4/30/2025	$11,816	$12,352
5/31/2025	$11,773	$12,360
6/30/2025	$11,842	$12,437

Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	0.41	0.53	2.17
Class A with Load	(4.12)	(0.40)	1.70
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$7,906,077,406
# of portfolio holdings	1,557
Portfolio turnover rate	16%
Total advisory fees paid	$25,500,924

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.5
AA/Aa	46.5
A/A	30.9
BBB/Baa	12.7
BB/Ba	1.5
B/B	0.1
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
City of New York Series C, 5.25%, 3‑1‑2053	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	0.5
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	10.5
1-3 years	3.5
3-5 years	5.7
5-10 years	14.1
10-20 years	30.1
20-30 years	35.1
30+ years	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3317 06-25

Annual Shareholder Report

June 30, 2025

Municipal Bond Fund

Administrator Class

WMFDX

This annual shareholder report contains important information about Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were security selection and our credit allocation while our duration positioning detracted.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,066	$10,072
8/31/2015	$10,054	$10,092
9/30/2015	$10,141	$10,165
10/31/2015	$10,208	$10,206
11/30/2015	$10,285	$10,246
12/31/2015	$10,378	$10,318
1/31/2016	$10,462	$10,441
2/29/2016	$10,441	$10,458
3/31/2016	$10,509	$10,491
4/30/2016	$10,597	$10,568
5/31/2016	$10,663	$10,597
6/30/2016	$10,810	$10,765
7/31/2016	$10,815	$10,772
8/31/2016	$10,840	$10,786
9/30/2016	$10,815	$10,733
10/31/2016	$10,741	$10,620
11/30/2016	$10,330	$10,224
12/31/2016	$10,422	$10,344
1/31/2017	$10,443	$10,412
2/28/2017	$10,516	$10,484
3/31/2017	$10,568	$10,507
4/30/2017	$10,652	$10,583
5/31/2017	$10,808	$10,751
6/30/2017	$10,775	$10,713
7/31/2017	$10,857	$10,799
8/31/2017	$10,971	$10,882
9/30/2017	$10,968	$10,826
10/31/2017	$10,996	$10,853
11/30/2017	$10,960	$10,795
12/31/2017	$11,058	$10,907
1/31/2018	$10,960	$10,779
2/28/2018	$10,937	$10,747
3/31/2018	$10,989	$10,787
4/30/2018	$10,977	$10,748
5/31/2018	$11,094	$10,871
6/30/2018	$11,112	$10,880
7/31/2018	$11,141	$10,907
8/31/2018	$11,160	$10,935
9/30/2018	$11,103	$10,864
10/31/2018	$11,033	$10,797
11/30/2018	$11,139	$10,917
12/31/2018	$11,267	$11,047
1/31/2019	$11,351	$11,131
2/28/2019	$11,414	$11,190
3/31/2019	$11,587	$11,367
4/30/2019	$11,638	$11,410
5/31/2019	$11,798	$11,567
6/30/2019	$11,836	$11,610
7/31/2019	$11,929	$11,704
8/31/2019	$12,124	$11,888
9/30/2019	$12,038	$11,793
10/31/2019	$12,041	$11,814
11/30/2019	$12,067	$11,844
12/31/2019	$12,093	$11,880
1/31/2020	$12,311	$12,093
2/29/2020	$12,485	$12,249
3/31/2020	$11,894	$11,805
4/30/2020	$11,701	$11,657
5/31/2020	$12,024	$12,028
6/30/2020	$12,165	$12,126
7/31/2020	$12,362	$12,331
8/31/2020	$12,329	$12,273
9/30/2020	$12,331	$12,275
10/31/2020	$12,310	$12,239
11/30/2020	$12,498	$12,423
12/31/2020	$12,592	$12,499
1/31/2021	$12,675	$12,579
2/28/2021	$12,466	$12,379
3/31/2021	$12,549	$12,455
4/30/2021	$12,667	$12,560
5/31/2021	$12,738	$12,597
6/30/2021	$12,786	$12,632
7/31/2021	$12,881	$12,736
8/31/2021	$12,834	$12,690
9/30/2021	$12,728	$12,598
10/31/2021	$12,717	$12,561
11/30/2021	$12,824	$12,668
12/31/2021	$12,836	$12,689
1/31/2022	$12,513	$12,341
2/28/2022	$12,441	$12,297
3/31/2022	$12,081	$11,898
4/30/2022	$11,769	$11,569
5/31/2022	$11,913	$11,741
6/30/2022	$11,709	$11,549
7/31/2022	$11,988	$11,854
8/31/2022	$11,736	$11,594
9/30/2022	$11,374	$11,149
10/31/2022	$11,256	$11,057
11/30/2022	$11,735	$11,574
12/31/2022	$11,750	$11,607
1/31/2023	$12,048	$11,940
2/28/2023	$11,832	$11,670
3/31/2023	$12,033	$11,929
4/30/2023	$12,038	$11,902
5/31/2023	$11,969	$11,799
6/30/2023	$12,074	$11,917
7/31/2023	$12,092	$11,964
8/31/2023	$11,960	$11,792
9/30/2023	$11,667	$11,446
10/31/2023	$11,511	$11,349
11/30/2023	$12,159	$12,069
12/31/2023	$12,417	$12,350
1/31/2024	$12,411	$12,287
2/29/2024	$12,431	$12,303
3/31/2024	$12,438	$12,302
4/30/2024	$12,331	$12,150
5/31/2024	$12,338	$12,114
6/30/2024	$12,499	$12,300
7/31/2024	$12,597	$12,412
8/31/2024	$12,668	$12,510
9/30/2024	$12,793	$12,633
10/31/2024	$12,646	$12,449
11/30/2024	$12,823	$12,664
12/31/2024	$12,688	$12,480
1/31/2025	$12,696	$12,542
2/28/2025	$12,809	$12,667
3/31/2025	$12,620	$12,452
4/30/2025	$12,550	$12,352
5/31/2025	$12,492	$12,360
6/30/2025	$12,566	$12,437

Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	0.53	0.65	2.31
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$7,906,077,406
# of portfolio holdings	1,557
Portfolio turnover rate	16%
Total advisory fees paid	$25,500,924

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.5
AA/Aa	46.5
A/A	30.9
BBB/Baa	12.7
BB/Ba	1.5
B/B	0.1
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Regional Transportation District Sales Tax Revenue FasTracks Project Series A, 5.00%, 11‑1‑2041	0.6
County of Clark Series A, 5.00%, 5‑1‑2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7‑1‑2049	0.6
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.6
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5‑1‑2046	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4‑15‑2049	0.5
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5‑15‑2051	0.5
City of New York Series C, 5.25%, 3‑1‑2053	0.5
Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	0.5
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.4

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	10.5
1-3 years	3.5
3-5 years	5.7
5-10 years	14.1
10-20 years	30.1
20-30 years	35.1
30+ years	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3707 06-25

Annual Shareholder Report

June 30, 2025

Pennsylvania Tax-Free Fund

Institutional Class

EKVYX

This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$49	0.49%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the last year. However, the Bloomberg Municipal Bond Index finished the one-year period ending June 30, 2025, +1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to fund performance were security selection and our credit allocation while our duration positioning was the primary detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Pennsylvania Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,074	$10,085	$10,072
8/31/2015	$10,097	$10,113	$10,092
9/30/2015	$10,163	$10,182	$10,165
10/31/2015	$10,202	$10,215	$10,206
11/30/2015	$10,242	$10,268	$10,246
12/31/2015	$10,306	$10,342	$10,318
1/31/2016	$10,403	$10,465	$10,441
2/29/2016	$10,415	$10,479	$10,458
3/31/2016	$10,436	$10,519	$10,491
4/30/2016	$10,500	$10,594	$10,568
5/31/2016	$10,519	$10,632	$10,597
6/30/2016	$10,688	$10,803	$10,765
7/31/2016	$10,691	$10,807	$10,772
8/31/2016	$10,710	$10,820	$10,786
9/30/2016	$10,658	$10,757	$10,733
10/31/2016	$10,552	$10,645	$10,620
11/30/2016	$10,162	$10,236	$10,224
12/31/2016	$10,279	$10,367	$10,344
1/31/2017	$10,307	$10,430	$10,412
2/28/2017	$10,372	$10,500	$10,484
3/31/2017	$10,410	$10,540	$10,507
4/30/2017	$10,485	$10,620	$10,583
5/31/2017	$10,632	$10,793	$10,751
6/30/2017	$10,626	$10,780	$10,713
7/31/2017	$10,683	$10,852	$10,799
8/31/2017	$10,768	$10,941	$10,882
9/30/2017	$10,735	$10,868	$10,826
10/31/2017	$10,756	$10,904	$10,853
11/30/2017	$10,723	$10,871	$10,795
12/31/2017	$10,818	$10,991	$10,907
1/31/2018	$10,729	$10,851	$10,779
2/28/2018	$10,706	$10,809	$10,747
3/31/2018	$10,738	$10,857	$10,787
4/30/2018	$10,705	$10,821	$10,748
5/31/2018	$10,812	$10,948	$10,871
6/30/2018	$10,826	$10,961	$10,880
7/31/2018	$10,848	$10,985	$10,907
8/31/2018	$10,861	$11,024	$10,935
9/30/2018	$10,817	$10,955	$10,864
10/31/2018	$10,773	$10,879	$10,797
11/30/2018	$10,863	$10,999	$10,917
12/31/2018	$10,982	$11,152	$11,047
1/31/2019	$11,062	$11,241	$11,131
2/28/2019	$11,115	$11,308	$11,190
3/31/2019	$11,263	$11,507	$11,367
4/30/2019	$11,295	$11,559	$11,410
5/31/2019	$11,453	$11,725	$11,567
6/30/2019	$11,504	$11,773	$11,610
7/31/2019	$11,594	$11,870	$11,704
8/31/2019	$11,762	$12,077	$11,888
9/30/2019	$11,686	$11,978	$11,793
10/31/2019	$11,688	$12,004	$11,814
11/30/2019	$11,700	$12,025	$11,844
12/31/2019	$11,730	$12,071	$11,880
1/31/2020	$11,919	$12,297	$12,093
2/29/2020	$12,059	$12,470	$12,249
3/31/2020	$11,641	$12,039	$11,805
4/30/2020	$11,480	$11,839	$11,657
5/31/2020	$11,739	$12,221	$12,028
6/30/2020	$11,838	$12,324	$12,126
7/31/2020	$11,979	$12,531	$12,331
8/31/2020	$11,958	$12,487	$12,273
9/30/2020	$11,978	$12,525	$12,275
10/31/2020	$11,967	$12,485	$12,239
11/30/2020	$12,107	$12,662	$12,423
12/31/2020	$12,187	$12,726	$12,499
1/31/2021	$12,277	$12,849	$12,579
2/28/2021	$12,152	$12,635	$12,379
3/31/2021	$12,199	$12,716	$12,455
4/30/2021	$12,308	$12,823	$12,560
5/31/2021	$12,366	$12,867	$12,597
6/30/2021	$12,404	$12,915	$12,632
7/31/2021	$12,503	$13,029	$12,736
8/31/2021	$12,467	$12,977	$12,690
9/30/2021	$12,368	$12,885	$12,598
10/31/2021	$12,363	$12,840	$12,561
11/30/2021	$12,463	$12,948	$12,668
12/31/2021	$12,479	$12,962	$12,689
1/31/2022	$12,190	$12,617	$12,341
2/28/2022	$12,124	$12,572	$12,297
3/31/2022	$11,813	$12,161	$11,898
4/30/2022	$11,482	$11,820	$11,569
5/31/2022	$11,574	$11,954	$11,741
6/30/2022	$11,400	$11,754	$11,549
7/31/2022	$11,630	$12,070	$11,854
8/31/2022	$11,413	$11,814	$11,594
9/30/2022	$11,047	$11,340	$11,149
10/31/2022	$10,958	$11,236	$11,057
11/30/2022	$11,364	$11,758	$11,574
12/31/2022	$11,383	$11,789	$11,607
1/31/2023	$11,672	$12,145	$11,940
2/28/2023	$11,443	$11,881	$11,670
3/31/2023	$11,626	$12,138	$11,929
4/30/2023	$11,635	$12,113	$11,902
5/31/2023	$11,557	$11,997	$11,799
6/30/2023	$11,654	$12,136	$11,917
7/31/2023	$11,674	$12,207	$11,964
8/31/2023	$11,540	$12,000	$11,792
9/30/2023	$11,262	$11,663	$11,446
10/31/2023	$11,106	$11,553	$11,349
11/30/2023	$11,761	$12,270	$12,069
12/31/2023	$12,016	$12,573	$12,350
1/31/2024	$12,036	$12,524	$12,287
2/29/2024	$12,036	$12,552	$12,303
3/31/2024	$12,068	$12,566	$12,302
4/30/2024	$11,944	$12,413	$12,150
5/31/2024	$11,965	$12,374	$12,114
6/30/2024	$12,158	$12,566	$12,300
7/31/2024	$12,248	$12,658	$12,412
8/31/2024	$12,326	$12,754	$12,510
9/30/2024	$12,463	$12,883	$12,633
10/31/2024	$12,324	$12,713	$12,449
11/30/2024	$12,508	$12,924	$12,664
12/31/2024	$12,369	$12,737	$12,480
1/31/2025	$12,392	$12,828	$12,542
2/28/2025	$12,508	$12,933	$12,667
3/31/2025	$12,323	$12,745	$12,452
4/30/2025	$12,253	$12,620	$12,352
5/31/2025	$12,206	$12,633	$12,360
6/30/2025	$12,265	$12,705	$12,437

Pennsylvania Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	0.89	0.71	2.06
Bloomberg Pennsylvania Municipal Bond Index	1.11	0.61	2.42
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$92,659,219
# of portfolio holdings	120
Portfolio turnover rate	23%
Total advisory fees paid	$219,682

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	42.5
A/A	36.3
BBB/Baa	15.1
BB/Ba	5.4
Not rated	0.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12‑1‑2047	2.5
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539, 1.95%, 8‑1‑2054	2.2
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8‑15‑2047	2.1
Pennsylvania Turnpike Commission Series A, 5.25%, 12‑1‑2053	2.1
Lehigh County Authority City Division Fund CAB, 0.00%, 12‑1‑2030	1.8
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.7
Interboro School District, 5.50%, 8‑15‑2063	1.7
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.7
West Shore School District, 5.00%, 11‑15‑2048	1.6
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group, 5.00%, 8‑15‑2040	1.6

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.8
1-3 years	4.6
3-5 years	6.3
5-10 years	16.2
10-20 years	31.1
20-30 years	33.5
30+ years	3.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0216 06-25

Annual Shareholder Report

June 30, 2025

Pennsylvania Tax-Free Fund

Class C

EKVCX

This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$149	1.49%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the last year. However, the Bloomberg Municipal Bond Index finished the one-year period ending June 30, 2025, +1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to fund performance were security selection and our credit allocation while our duration positioning was the primary detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Pennsylvania Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,066	$10,085	$10,072
8/31/2015	$10,080	$10,113	$10,092
9/30/2015	$10,137	$10,182	$10,165
10/31/2015	$10,168	$10,215	$10,206
11/30/2015	$10,191	$10,268	$10,246
12/31/2015	$10,254	$10,342	$10,318
1/31/2016	$10,334	$10,465	$10,441
2/29/2016	$10,338	$10,479	$10,458
3/31/2016	$10,350	$10,519	$10,491
4/30/2016	$10,413	$10,594	$10,568
5/31/2016	$10,423	$10,632	$10,597
6/30/2016	$10,583	$10,803	$10,765
7/31/2016	$10,576	$10,807	$10,772
8/31/2016	$10,586	$10,820	$10,786
9/30/2016	$10,526	$10,757	$10,733
10/31/2016	$10,413	$10,645	$10,620
11/30/2016	$10,018	$10,236	$10,224
12/31/2016	$10,125	$10,367	$10,344
1/31/2017	$10,144	$10,430	$10,412
2/28/2017	$10,201	$10,500	$10,484
3/31/2017	$10,221	$10,540	$10,507
4/30/2017	$10,295	$10,620	$10,583
5/31/2017	$10,431	$10,793	$10,751
6/30/2017	$10,416	$10,780	$10,713
7/31/2017	$10,463	$10,852	$10,799
8/31/2017	$10,538	$10,941	$10,882
9/30/2017	$10,496	$10,868	$10,826
10/31/2017	$10,508	$10,904	$10,853
11/30/2017	$10,467	$10,871	$10,795
12/31/2017	$10,551	$10,991	$10,907
1/31/2018	$10,455	$10,851	$10,779
2/28/2018	$10,424	$10,809	$10,747
3/31/2018	$10,446	$10,857	$10,787
4/30/2018	$10,405	$10,821	$10,748
5/31/2018	$10,501	$10,948	$10,871
6/30/2018	$10,496	$10,961	$10,880
7/31/2018	$10,519	$10,985	$10,907
8/31/2018	$10,522	$11,024	$10,935
9/30/2018	$10,471	$10,955	$10,864
10/31/2018	$10,420	$10,879	$10,797
11/30/2018	$10,498	$10,999	$10,917
12/31/2018	$10,604	$11,152	$11,047
1/31/2019	$10,673	$11,241	$11,131
2/28/2019	$10,715	$11,308	$11,190
3/31/2019	$10,849	$11,507	$11,367
4/30/2019	$10,870	$11,559	$11,410
5/31/2019	$11,013	$11,725	$11,567
6/30/2019	$11,054	$11,773	$11,610
7/31/2019	$11,131	$11,870	$11,704
8/31/2019	$11,283	$12,077	$11,888
9/30/2019	$11,201	$11,978	$11,793
10/31/2019	$11,193	$12,004	$11,814
11/30/2019	$11,195	$12,025	$11,844
12/31/2019	$11,215	$12,071	$11,880
1/31/2020	$11,377	$12,297	$12,093
2/29/2020	$11,511	$12,470	$12,249
3/31/2020	$11,102	$12,039	$11,805
4/30/2020	$10,939	$11,839	$11,657
5/31/2020	$11,176	$12,221	$12,028
6/30/2020	$11,262	$12,324	$12,126
7/31/2020	$11,386	$12,531	$12,331
8/31/2020	$11,357	$12,487	$12,273
9/30/2020	$11,367	$12,525	$12,275
10/31/2020	$11,346	$12,485	$12,239
11/30/2020	$11,470	$12,662	$12,423
12/31/2020	$11,526	$12,726	$12,499
1/31/2021	$11,611	$12,849	$12,579
2/28/2021	$11,474	$12,635	$12,379
3/31/2021	$11,519	$12,716	$12,455
4/30/2021	$11,613	$12,823	$12,560
5/31/2021	$11,657	$12,867	$12,597
6/30/2021	$11,684	$12,915	$12,632
7/31/2021	$11,767	$13,029	$12,736
8/31/2021	$11,713	$12,977	$12,690
9/30/2021	$11,620	$12,885	$12,598
10/31/2021	$11,595	$12,840	$12,561
11/30/2021	$11,690	$12,948	$12,668
12/31/2021	$11,696	$12,962	$12,689
1/31/2022	$11,408	$12,617	$12,341
2/28/2022	$11,346	$12,572	$12,297
3/31/2022	$11,045	$12,161	$11,898
4/30/2022	$10,725	$11,820	$11,569
5/31/2022	$10,800	$11,954	$11,741
6/30/2022	$10,628	$11,754	$11,549
7/31/2022	$10,834	$12,070	$11,854
8/31/2022	$10,622	$11,814	$11,594
9/30/2022	$10,271	$11,340	$11,149
10/31/2022	$10,179	$11,236	$11,057
11/30/2022	$10,559	$11,758	$11,574
12/31/2022	$10,558	$11,789	$11,607
1/31/2023	$10,827	$12,145	$11,940
2/28/2023	$10,596	$11,881	$11,670
3/31/2023	$10,757	$12,138	$11,929
4/30/2023	$10,756	$12,113	$11,902
5/31/2023	$10,674	$11,997	$11,799
6/30/2023	$10,755	$12,136	$11,917
7/31/2023	$10,772	$12,207	$11,964
8/31/2023	$10,646	$12,000	$11,792
9/30/2023	$10,388	$11,663	$11,446
10/31/2023	$10,241	$11,553	$11,349
11/30/2023	$10,843	$12,270	$12,069
12/31/2023	$11,076	$12,573	$12,350
1/31/2024	$11,082	$12,524	$12,287
2/29/2024	$11,090	$12,552	$12,303
3/31/2024	$11,117	$12,566	$12,302
4/30/2024	$11,000	$12,413	$12,150
5/31/2024	$11,018	$12,374	$12,114
6/30/2024	$11,193	$12,566	$12,300
7/31/2024	$11,273	$12,658	$12,412
8/31/2024	$11,343	$12,754	$12,510
9/30/2024	$11,466	$12,883	$12,633
10/31/2024	$11,337	$12,713	$12,449
11/30/2024	$11,503	$12,924	$12,664
12/31/2024	$11,373	$12,737	$12,480
1/31/2025	$11,392	$12,828	$12,542
2/28/2025	$11,497	$12,933	$12,667
3/31/2025	$11,324	$12,745	$12,452
4/30/2025	$11,258	$12,620	$12,352
5/31/2025	$11,213	$12,633	$12,360
6/30/2025	$11,265	$12,705	$12,437

Pennsylvania Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	(0.12)	(0.30)	1.20
Class C with Load	(1.12)	(0.30)	1.20
Bloomberg Pennsylvania Municipal Bond Index	1.11	0.61	2.42
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$92,659,219
# of portfolio holdings	120
Portfolio turnover rate	23%
Total advisory fees paid	$219,682

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	42.5
A/A	36.3
BBB/Baa	15.1
BB/Ba	5.4
Not rated	0.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12‑1‑2047	2.5
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539, 1.95%, 8‑1‑2054	2.2
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8‑15‑2047	2.1
Pennsylvania Turnpike Commission Series A, 5.25%, 12‑1‑2053	2.1
Lehigh County Authority City Division Fund CAB, 0.00%, 12‑1‑2030	1.8
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.7
Interboro School District, 5.50%, 8‑15‑2063	1.7
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.7
West Shore School District, 5.00%, 11‑15‑2048	1.6
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group, 5.00%, 8‑15‑2040	1.6

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.8
1-3 years	4.6
3-5 years	6.3
5-10 years	16.2
10-20 years	31.1
20-30 years	33.5
30+ years	3.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR0416 06-25

Annual Shareholder Report

June 30, 2025

Pennsylvania Tax-Free Fund

Class A

EKVAX

This annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$73	0.73%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the last year. However, the Bloomberg Municipal Bond Index finished the one-year period ending June 30, 2025, +1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to fund performance were security selection and our credit allocation while our duration positioning was the primary detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Pennsylvania Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,553	$10,000	$10,000
7/31/2015	$9,622	$10,085	$10,072
8/31/2015	$9,641	$10,113	$10,092
9/30/2015	$9,702	$10,182	$10,165
10/31/2015	$9,738	$10,215	$10,206
11/30/2015	$9,774	$10,268	$10,246
12/31/2015	$9,833	$10,342	$10,318
1/31/2016	$9,924	$10,465	$10,441
2/29/2016	$9,933	$10,479	$10,458
3/31/2016	$9,951	$10,519	$10,491
4/30/2016	$10,009	$10,594	$10,568
5/31/2016	$10,026	$10,632	$10,597
6/30/2016	$10,185	$10,803	$10,765
7/31/2016	$10,185	$10,807	$10,772
8/31/2016	$10,201	$10,820	$10,786
9/30/2016	$10,150	$10,757	$10,733
10/31/2016	$10,047	$10,645	$10,620
11/30/2016	$9,673	$10,236	$10,224
12/31/2016	$9,782	$10,367	$10,344
1/31/2017	$9,807	$10,430	$10,412
2/28/2017	$9,867	$10,500	$10,484
3/31/2017	$9,902	$10,540	$10,507
4/30/2017	$9,971	$10,620	$10,583
5/31/2017	$10,108	$10,793	$10,751
6/30/2017	$10,100	$10,780	$10,713
7/31/2017	$10,153	$10,852	$10,799
8/31/2017	$10,231	$10,941	$10,882
9/30/2017	$10,197	$10,868	$10,826
10/31/2017	$10,215	$10,904	$10,853
11/30/2017	$10,182	$10,871	$10,795
12/31/2017	$10,270	$10,991	$10,907
1/31/2018	$10,183	$10,851	$10,779
2/28/2018	$10,159	$10,809	$10,747
3/31/2018	$10,187	$10,857	$10,787
4/30/2018	$10,154	$10,821	$10,748
5/31/2018	$10,254	$10,948	$10,871
6/30/2018	$10,264	$10,961	$10,880
7/31/2018	$10,283	$10,985	$10,907
8/31/2018	$10,293	$11,024	$10,935
9/30/2018	$10,250	$10,955	$10,864
10/31/2018	$10,206	$10,879	$10,797
11/30/2018	$10,290	$10,999	$10,917
12/31/2018	$10,400	$11,152	$11,047
1/31/2019	$10,474	$11,241	$11,131
2/28/2019	$10,521	$11,308	$11,190
3/31/2019	$10,659	$11,507	$11,367
4/30/2019	$10,687	$11,559	$11,410
5/31/2019	$10,834	$11,725	$11,567
6/30/2019	$10,881	$11,773	$11,610
7/31/2019	$10,963	$11,870	$11,704
8/31/2019	$11,120	$12,077	$11,888
9/30/2019	$11,046	$11,978	$11,793
10/31/2019	$11,045	$12,004	$11,814
11/30/2019	$11,054	$12,025	$11,844
12/31/2019	$11,081	$12,071	$11,880
1/31/2020	$11,248	$12,297	$12,093
2/29/2020	$11,387	$12,470	$12,249
3/31/2020	$10,989	$12,039	$11,805
4/30/2020	$10,835	$11,839	$11,657
5/31/2020	$11,077	$12,221	$12,028
6/30/2020	$11,169	$12,324	$12,126
7/31/2020	$11,299	$12,531	$12,331
8/31/2020	$11,278	$12,487	$12,273
9/30/2020	$11,294	$12,525	$12,275
10/31/2020	$11,281	$12,485	$12,239
11/30/2020	$11,411	$12,662	$12,423
12/31/2020	$11,484	$12,726	$12,499
1/31/2021	$11,566	$12,849	$12,579
2/28/2021	$11,446	$12,635	$12,379
3/31/2021	$11,488	$12,716	$12,455
4/30/2021	$11,589	$12,823	$12,560
5/31/2021	$11,641	$12,867	$12,597
6/30/2021	$11,674	$12,915	$12,632
7/31/2021	$11,765	$13,029	$12,736
8/31/2021	$11,728	$12,977	$12,690
9/30/2021	$11,633	$12,885	$12,598
10/31/2021	$11,626	$12,840	$12,561
11/30/2021	$11,717	$12,948	$12,668
12/31/2021	$11,730	$12,962	$12,689
1/31/2022	$11,456	$12,617	$12,341
2/28/2022	$11,391	$12,572	$12,297
3/31/2022	$11,097	$12,161	$11,898
4/30/2022	$10,784	$11,820	$11,569
5/31/2022	$10,868	$11,954	$11,741
6/30/2022	$10,702	$11,754	$11,549
7/31/2022	$10,916	$12,070	$11,854
8/31/2022	$10,711	$11,814	$11,594
9/30/2022	$10,364	$11,340	$11,149
10/31/2022	$10,278	$11,236	$11,057
11/30/2022	$10,657	$11,758	$11,574
12/31/2022	$10,673	$11,789	$11,607
1/31/2023	$10,942	$12,145	$11,940
2/28/2023	$10,725	$11,881	$11,670
3/31/2023	$10,894	$12,138	$11,929
4/30/2023	$10,900	$12,113	$11,902
5/31/2023	$10,825	$11,997	$11,799
6/30/2023	$10,913	$12,136	$11,917
7/31/2023	$10,930	$12,207	$11,964
8/31/2023	$10,802	$12,000	$11,792
9/30/2023	$10,540	$11,663	$11,446
10/31/2023	$10,392	$11,553	$11,349
11/30/2023	$11,002	$12,270	$12,069
12/31/2023	$11,238	$12,573	$12,350
1/31/2024	$11,245	$12,524	$12,287
2/29/2024	$11,253	$12,552	$12,303
3/31/2024	$11,280	$12,566	$12,302
4/30/2024	$11,162	$12,413	$12,150
5/31/2024	$11,180	$12,374	$12,114
6/30/2024	$11,357	$12,566	$12,300
7/31/2024	$11,438	$12,658	$12,412
8/31/2024	$11,509	$12,754	$12,510
9/30/2024	$11,635	$12,883	$12,633
10/31/2024	$11,503	$12,713	$12,449
11/30/2024	$11,672	$12,924	$12,664
12/31/2024	$11,540	$12,737	$12,480
1/31/2025	$11,559	$12,828	$12,542
2/28/2025	$11,666	$12,933	$12,667
3/31/2025	$11,491	$12,745	$12,452
4/30/2025	$11,424	$12,620	$12,352
5/31/2025	$11,378	$12,633	$12,360
6/30/2025	$11,430	$12,705	$12,437

Pennsylvania Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	0.65	0.46	1.81
Class A with Load	(3.84)	(0.45)	1.35
Bloomberg Pennsylvania Municipal Bond Index	1.11	0.61	2.42
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$92,659,219
# of portfolio holdings	120
Portfolio turnover rate	23%
Total advisory fees paid	$219,682

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	42.5
A/A	36.3
BBB/Baa	15.1
BB/Ba	5.4
Not rated	0.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12‑1‑2047	2.5
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539, 1.95%, 8‑1‑2054	2.2
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8‑15‑2047	2.1
Pennsylvania Turnpike Commission Series A, 5.25%, 12‑1‑2053	2.1
Lehigh County Authority City Division Fund CAB, 0.00%, 12‑1‑2030	1.8
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4‑1‑2044	1.7
Interboro School District, 5.50%, 8‑15‑2063	1.7
Pennsylvania EDFA Villanova University, 5.00%, 8‑1‑2049	1.7
West Shore School District, 5.00%, 11‑15‑2048	1.6
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group, 5.00%, 8‑15‑2040	1.6

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	4.8
1-3 years	4.6
3-5 years	6.3
5-10 years	16.2
10-20 years	31.1
20-30 years	33.5
30+ years	3.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4301 06-25

Annual Shareholder Report

June 30, 2025

Short-Term Municipal Bond Fund

Institutional Class

WSBIX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were our allocation to credit and sector allocation while yield curve positioning was a slight detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,010	$10,024	$10,072
8/31/2015	$10,020	$10,037	$10,092
9/30/2015	$10,041	$10,061	$10,165
10/31/2015	$10,072	$10,079	$10,206
11/30/2015	$10,072	$10,062	$10,246
12/31/2015	$10,080	$10,059	$10,318
1/31/2016	$10,111	$10,106	$10,441
2/29/2016	$10,113	$10,133	$10,458
3/31/2016	$10,114	$10,114	$10,491
4/30/2016	$10,137	$10,132	$10,568
5/31/2016	$10,139	$10,130	$10,597
6/30/2016	$10,171	$10,165	$10,765
7/31/2016	$10,193	$10,189	$10,772
8/31/2016	$10,204	$10,174	$10,786
9/30/2016	$10,185	$10,143	$10,733
10/31/2016	$10,187	$10,141	$10,620
11/30/2016	$10,076	$10,054	$10,224
12/31/2016	$10,078	$10,078	$10,344
1/31/2017	$10,112	$10,132	$10,412
2/28/2017	$10,135	$10,178	$10,484
3/31/2017	$10,148	$10,177	$10,507
4/30/2017	$10,182	$10,200	$10,583
5/31/2017	$10,206	$10,237	$10,751
6/30/2017	$10,208	$10,217	$10,713
7/31/2017	$10,242	$10,252	$10,799
8/31/2017	$10,275	$10,285	$10,882
9/30/2017	$10,277	$10,262	$10,826
10/31/2017	$10,289	$10,261	$10,853
11/30/2017	$10,270	$10,188	$10,795
12/31/2017	$10,273	$10,203	$10,907
1/31/2018	$10,287	$10,225	$10,779
2/28/2018	$10,291	$10,236	$10,747
3/31/2018	$10,284	$10,228	$10,787
4/30/2018	$10,289	$10,208	$10,748
5/31/2018	$10,325	$10,253	$10,871
6/30/2018	$10,350	$10,291	$10,880
7/31/2018	$10,375	$10,319	$10,907
8/31/2018	$10,380	$10,315	$10,935
9/30/2018	$10,363	$10,284	$10,864
10/31/2018	$10,358	$10,286	$10,797
11/30/2018	$10,396	$10,328	$10,917
12/31/2018	$10,444	$10,382	$11,047
1/31/2019	$10,481	$10,427	$11,131
2/28/2019	$10,509	$10,456	$11,190
3/31/2019	$10,547	$10,493	$11,367
4/30/2019	$10,564	$10,497	$11,410
5/31/2019	$10,602	$10,551	$11,567
6/30/2019	$10,641	$10,591	$11,610
7/31/2019	$10,678	$10,639	$11,704
8/31/2019	$10,705	$10,660	$11,888
9/30/2019	$10,689	$10,621	$11,793
10/31/2019	$10,705	$10,660	$11,814
11/30/2019	$10,732	$10,681	$11,844
12/31/2019	$10,747	$10,700	$11,880
1/31/2020	$10,804	$10,755	$12,093
2/29/2020	$10,840	$10,784	$12,249
3/31/2020	$10,650	$10,683	$11,805
4/30/2020	$10,643	$10,703	$11,657
5/31/2020	$10,765	$10,860	$12,028
6/30/2020	$10,821	$10,871	$12,126
7/31/2020	$10,868	$10,917	$12,331
8/31/2020	$10,892	$10,917	$12,273
9/30/2020	$10,895	$10,928	$12,275
10/31/2020	$10,897	$10,914	$12,239
11/30/2020	$10,943	$10,937	$12,423
12/31/2020	$10,967	$10,953	$12,499
1/31/2021	$11,002	$10,975	$12,579
2/28/2021	$10,961	$10,954	$12,379
3/31/2021	$10,974	$10,972	$12,455
4/30/2021	$10,998	$10,989	$12,560
5/31/2021	$11,010	$10,992	$12,597
6/30/2021	$11,011	$10,992	$12,632
7/31/2021	$11,034	$11,018	$12,736
8/31/2021	$11,034	$11,015	$12,690
9/30/2021	$11,001	$10,997	$12,598
10/31/2021	$11,000	$10,988	$12,561
11/30/2021	$11,011	$10,991	$12,668
12/31/2021	$11,011	$10,992	$12,689
1/31/2022	$10,888	$10,865	$12,341
2/28/2022	$10,856	$10,843	$12,297
3/31/2022	$10,746	$10,707	$11,898
4/30/2022	$10,646	$10,632	$11,569
5/31/2022	$10,715	$10,737	$11,741
6/30/2022	$10,695	$10,734	$11,549
7/31/2022	$10,788	$10,824	$11,854
8/31/2022	$10,702	$10,710	$11,594
9/30/2022	$10,572	$10,568	$11,149
10/31/2022	$10,555	$10,573	$11,057
11/30/2022	$10,707	$10,737	$11,574
12/31/2022	$10,725	$10,743	$11,607
1/31/2023	$10,843	$10,862	$11,940
2/28/2023	$10,749	$10,732	$11,670
3/31/2023	$10,858	$10,873	$11,929
4/30/2023	$10,842	$10,831	$11,902
5/31/2023	$10,816	$10,793	$11,799
6/30/2023	$10,872	$10,852	$11,917
7/31/2023	$10,893	$10,877	$11,964
8/31/2023	$10,893	$10,868	$11,792
9/30/2023	$10,813	$10,792	$11,446
10/31/2023	$10,814	$10,814	$11,349
11/30/2023	$11,034	$11,027	$12,069
12/31/2023	$11,129	$11,112	$12,350
1/31/2024	$11,141	$11,098	$12,287
2/29/2024	$11,165	$11,113	$12,303
3/31/2024	$11,177	$11,103	$12,302
4/30/2024	$11,167	$11,082	$12,150
5/31/2024	$11,180	$11,093	$12,114
6/30/2024	$11,262	$11,168	$12,300
7/31/2024	$11,333	$11,253	$12,412
8/31/2024	$11,428	$11,345	$12,510
9/30/2024	$11,477	$11,393	$12,633
10/31/2024	$11,443	$11,346	$12,449
11/30/2024	$11,505	$11,397	$12,664
12/31/2024	$11,483	$11,376	$12,480
1/31/2025	$11,531	$11,435	$12,542
2/28/2025	$11,592	$11,494	$12,667
3/31/2025	$11,570	$11,493	$12,452
4/30/2025	$11,561	$11,461	$12,352
5/31/2025	$11,610	$11,530	$12,360
6/30/2025	$11,684	$11,601	$12,437

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	3.75	1.55	1.57
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$1,553,385,144
# of portfolio holdings	671
Portfolio turnover rate	31%
Total advisory fees paid	$4,741,083

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	4.1
AA/Aa	35.4
A/A	37.8
BBB/Baa	15.7
BB/Ba	1.5
B/B	0.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 2.20%, 1‑15‑2049	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7‑1‑2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2‑1‑2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	0.7
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Series C, 4.00%, 8‑15‑2049	0.7
Port of Portland Airport Revenue Series 30A AMT, 5.00%, 7‑1‑2030	0.7
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	32.0
1-3 years	32.9
3-5 years	18.8
5-10 years	16.0
10-20 years	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3161 06-25

Annual Shareholder Report

June 30, 2025

Short-Term Municipal Bond Fund

Class R6

WSSRX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$36	0.35%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were our allocation to credit and sector allocation while yield curve positioning was a slight detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class R6	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,010	$10,024	$10,072
8/31/2015	$10,020	$10,037	$10,092
9/30/2015	$10,041	$10,061	$10,165
10/31/2015	$10,072	$10,079	$10,206
11/30/2015	$10,072	$10,062	$10,246
12/31/2015	$10,080	$10,059	$10,318
1/31/2016	$10,111	$10,106	$10,441
2/29/2016	$10,113	$10,133	$10,458
3/31/2016	$10,114	$10,114	$10,491
4/30/2016	$10,137	$10,132	$10,568
5/31/2016	$10,139	$10,130	$10,597
6/30/2016	$10,171	$10,165	$10,765
7/31/2016	$10,193	$10,189	$10,772
8/31/2016	$10,204	$10,174	$10,786
9/30/2016	$10,185	$10,143	$10,733
10/31/2016	$10,187	$10,141	$10,620
11/30/2016	$10,076	$10,054	$10,224
12/31/2016	$10,078	$10,078	$10,344
1/31/2017	$10,112	$10,132	$10,412
2/28/2017	$10,135	$10,178	$10,484
3/31/2017	$10,148	$10,177	$10,507
4/30/2017	$10,182	$10,200	$10,583
5/31/2017	$10,206	$10,237	$10,751
6/30/2017	$10,208	$10,217	$10,713
7/31/2017	$10,242	$10,252	$10,799
8/31/2017	$10,275	$10,285	$10,882
9/30/2017	$10,277	$10,262	$10,826
10/31/2017	$10,289	$10,261	$10,853
11/30/2017	$10,270	$10,188	$10,795
12/31/2017	$10,273	$10,203	$10,907
1/31/2018	$10,287	$10,225	$10,779
2/28/2018	$10,291	$10,236	$10,747
3/31/2018	$10,284	$10,228	$10,787
4/30/2018	$10,289	$10,208	$10,748
5/31/2018	$10,325	$10,253	$10,871
6/30/2018	$10,350	$10,291	$10,880
7/31/2018	$10,375	$10,319	$10,907
8/31/2018	$10,380	$10,315	$10,935
9/30/2018	$10,364	$10,284	$10,864
10/31/2018	$10,370	$10,286	$10,797
11/30/2018	$10,408	$10,328	$10,917
12/31/2018	$10,446	$10,382	$11,047
1/31/2019	$10,484	$10,427	$11,131
2/28/2019	$10,512	$10,456	$11,190
3/31/2019	$10,550	$10,493	$11,367
4/30/2019	$10,568	$10,497	$11,410
5/31/2019	$10,617	$10,551	$11,567
6/30/2019	$10,646	$10,591	$11,610
7/31/2019	$10,684	$10,639	$11,704
8/31/2019	$10,711	$10,660	$11,888
9/30/2019	$10,695	$10,621	$11,793
10/31/2019	$10,723	$10,660	$11,814
11/30/2019	$10,739	$10,681	$11,844
12/31/2019	$10,755	$10,700	$11,880
1/31/2020	$10,812	$10,755	$12,093
2/29/2020	$10,849	$10,784	$12,249
3/31/2020	$10,659	$10,683	$11,805
4/30/2020	$10,653	$10,703	$11,657
5/31/2020	$10,775	$10,860	$12,028
6/30/2020	$10,832	$10,871	$12,126
7/31/2020	$10,879	$10,917	$12,331
8/31/2020	$10,904	$10,917	$12,273
9/30/2020	$10,907	$10,928	$12,275
10/31/2020	$10,910	$10,914	$12,239
11/30/2020	$10,956	$10,937	$12,423
12/31/2020	$10,981	$10,953	$12,499
1/31/2021	$11,016	$10,975	$12,579
2/28/2021	$10,976	$10,954	$12,379
3/31/2021	$10,989	$10,972	$12,455
4/30/2021	$11,013	$10,989	$12,560
5/31/2021	$11,025	$10,992	$12,597
6/30/2021	$11,027	$10,992	$12,632
7/31/2021	$11,061	$11,018	$12,736
8/31/2021	$11,051	$11,015	$12,690
9/30/2021	$11,030	$10,997	$12,598
10/31/2021	$11,019	$10,988	$12,561
11/30/2021	$11,030	$10,991	$12,668
12/31/2021	$11,030	$10,992	$12,689
1/31/2022	$10,907	$10,865	$12,341
2/28/2022	$10,876	$10,843	$12,297
3/31/2022	$10,765	$10,707	$11,898
4/30/2022	$10,666	$10,632	$11,569
5/31/2022	$10,736	$10,737	$11,741
6/30/2022	$10,717	$10,734	$11,549
7/31/2022	$10,809	$10,824	$11,854
8/31/2022	$10,724	$10,710	$11,594
9/30/2022	$10,594	$10,568	$11,149
10/31/2022	$10,578	$10,573	$11,057
11/30/2022	$10,731	$10,737	$11,574
12/31/2022	$10,749	$10,743	$11,607
1/31/2023	$10,868	$10,862	$11,940
2/28/2023	$10,774	$10,732	$11,670
3/31/2023	$10,883	$10,873	$11,929
4/30/2023	$10,880	$10,831	$11,902
5/31/2023	$10,854	$10,793	$11,799
6/30/2023	$10,899	$10,852	$11,917
7/31/2023	$10,921	$10,877	$11,964
8/31/2023	$10,921	$10,868	$11,792
9/30/2023	$10,853	$10,792	$11,446
10/31/2023	$10,843	$10,814	$11,349
11/30/2023	$11,064	$11,027	$12,069
12/31/2023	$11,171	$11,112	$12,350
1/31/2024	$11,171	$11,098	$12,287
2/29/2024	$11,197	$11,113	$12,303
3/31/2024	$11,221	$11,103	$12,302
4/30/2024	$11,200	$11,082	$12,150
5/31/2024	$11,212	$11,093	$12,114
6/30/2024	$11,295	$11,168	$12,300
7/31/2024	$11,367	$11,253	$12,412
8/31/2024	$11,463	$11,345	$12,510
9/30/2024	$11,513	$11,393	$12,633
10/31/2024	$11,479	$11,346	$12,449
11/30/2024	$11,541	$11,397	$12,664
12/31/2024	$11,520	$11,376	$12,480
1/31/2025	$11,569	$11,435	$12,542
2/28/2025	$11,631	$11,494	$12,667
3/31/2025	$11,609	$11,493	$12,452
4/30/2025	$11,600	$11,461	$12,352
5/31/2025	$11,650	$11,530	$12,360
6/30/2025	$11,724	$11,601	$12,437

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.80	1.60	1.60
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Total net assets	$1,553,385,144
# of portfolio holdings	671
Portfolio turnover rate	31%
Total advisory fees paid	$4,741,083

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	4.1
AA/Aa	35.4
A/A	37.8
BBB/Baa	15.7
BB/Ba	1.5
B/B	0.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 2.20%, 1‑15‑2049	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7‑1‑2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2‑1‑2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	0.7
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Series C, 4.00%, 8‑15‑2049	0.7
Port of Portland Airport Revenue Series 30A AMT, 5.00%, 7‑1‑2030	0.7
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	32.0
1-3 years	32.9
3-5 years	18.8
5-10 years	16.0
10-20 years	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4813 06-25

Annual Shareholder Report

June 30, 2025

Short-Term Municipal Bond Fund

Class C

WSSCX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$140	1.38%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were our allocation to credit and sector allocation while yield curve positioning was a slight detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,012	$10,024	$10,072
8/31/2015	$10,004	$10,037	$10,092
9/30/2015	$10,017	$10,061	$10,165
10/31/2015	$10,040	$10,079	$10,206
11/30/2015	$10,032	$10,062	$10,246
12/31/2015	$10,032	$10,059	$10,318
1/31/2016	$10,054	$10,106	$10,441
2/29/2016	$10,058	$10,133	$10,458
3/31/2016	$10,041	$10,114	$10,491
4/30/2016	$10,055	$10,132	$10,568
5/31/2016	$10,059	$10,130	$10,597
6/30/2016	$10,073	$10,165	$10,765
7/31/2016	$10,096	$10,189	$10,772
8/31/2016	$10,089	$10,174	$10,786
9/30/2016	$10,062	$10,143	$10,733
10/31/2016	$10,056	$10,141	$10,620
11/30/2016	$9,937	$10,054	$10,224
12/31/2016	$9,931	$10,078	$10,344
1/31/2017	$9,956	$10,132	$10,412
2/28/2017	$9,972	$10,178	$10,484
3/31/2017	$9,976	$10,177	$10,507
4/30/2017	$10,002	$10,200	$10,583
5/31/2017	$10,017	$10,237	$10,751
6/30/2017	$10,011	$10,217	$10,713
7/31/2017	$10,037	$10,252	$10,799
8/31/2017	$10,071	$10,285	$10,882
9/30/2017	$10,054	$10,262	$10,826
10/31/2017	$10,057	$10,261	$10,853
11/30/2017	$10,031	$10,188	$10,795
12/31/2017	$10,025	$10,203	$10,907
1/31/2018	$10,031	$10,225	$10,779
2/28/2018	$10,027	$10,236	$10,747
3/31/2018	$10,022	$10,228	$10,787
4/30/2018	$10,008	$10,208	$10,748
5/31/2018	$10,035	$10,253	$10,871
6/30/2018	$10,051	$10,291	$10,880
7/31/2018	$10,068	$10,319	$10,907
8/31/2018	$10,063	$10,315	$10,935
9/30/2018	$10,039	$10,284	$10,864
10/31/2018	$10,036	$10,286	$10,797
11/30/2018	$10,064	$10,328	$10,917
12/31/2018	$10,093	$10,382	$11,047
1/31/2019	$10,120	$10,427	$11,131
2/28/2019	$10,139	$10,456	$11,190
3/31/2019	$10,178	$10,493	$11,367
4/30/2019	$10,176	$10,497	$11,410
5/31/2019	$10,215	$10,551	$11,567
6/30/2019	$10,233	$10,591	$11,610
7/31/2019	$10,261	$10,639	$11,704
8/31/2019	$10,278	$10,660	$11,888
9/30/2019	$10,254	$10,621	$11,793
10/31/2019	$10,271	$10,660	$11,814
11/30/2019	$10,279	$10,681	$11,844
12/31/2019	$10,285	$10,700	$11,880
1/31/2020	$10,331	$10,755	$12,093
2/29/2020	$10,358	$10,784	$12,249
3/31/2020	$10,167	$10,683	$11,805
4/30/2020	$10,152	$10,703	$11,657
5/31/2020	$10,260	$10,860	$12,028
6/30/2020	$10,305	$10,871	$12,126
7/31/2020	$10,352	$10,917	$12,331
8/31/2020	$10,356	$10,917	$12,273
9/30/2020	$10,360	$10,928	$12,275
10/31/2020	$10,343	$10,914	$12,239
11/30/2020	$10,379	$10,937	$12,423
12/31/2020	$10,393	$10,953	$12,499
1/31/2021	$10,418	$10,975	$12,579
2/28/2021	$10,371	$10,954	$12,379
3/31/2021	$10,374	$10,972	$12,455
4/30/2021	$10,388	$10,989	$12,560
5/31/2021	$10,391	$10,992	$12,597
6/30/2021	$10,384	$10,992	$12,632
7/31/2021	$10,407	$11,018	$12,736
8/31/2021	$10,388	$11,015	$12,690
9/30/2021	$10,359	$10,997	$12,598
10/31/2021	$10,339	$10,988	$12,561
11/30/2021	$10,341	$10,991	$12,668
12/31/2021	$10,333	$10,992	$12,689
1/31/2022	$10,208	$10,865	$12,341
2/28/2022	$10,171	$10,843	$12,297
3/31/2022	$10,058	$10,707	$11,898
4/30/2022	$9,957	$10,632	$11,569
5/31/2022	$10,024	$10,737	$11,741
6/30/2022	$9,987	$10,734	$11,549
7/31/2022	$10,065	$10,824	$11,854
8/31/2022	$9,976	$10,710	$11,594
9/30/2022	$9,847	$10,568	$11,149
10/31/2022	$9,823	$10,573	$11,057
11/30/2022	$9,957	$10,737	$11,574
12/31/2022	$9,965	$10,743	$11,607
1/31/2023	$10,077	$10,862	$11,940
2/28/2023	$9,972	$10,732	$11,670
3/31/2023	$10,064	$10,873	$11,929
4/30/2023	$10,052	$10,831	$11,902
5/31/2023	$10,020	$10,793	$11,799
6/30/2023	$10,063	$10,852	$11,917
7/31/2023	$10,081	$10,877	$11,964
8/31/2023	$10,068	$10,868	$11,792
9/30/2023	$10,003	$10,792	$11,446
10/31/2023	$10,002	$10,814	$11,349
11/30/2023	$10,193	$11,027	$12,069
12/31/2023	$10,289	$11,112	$12,350
1/31/2024	$10,287	$11,098	$12,287
2/29/2024	$10,308	$11,113	$12,303
3/31/2024	$10,328	$11,103	$12,302
4/30/2024	$10,306	$11,082	$12,150
5/31/2024	$10,315	$11,093	$12,114
6/30/2024	$10,389	$11,168	$12,300
7/31/2024	$10,464	$11,253	$12,412
8/31/2024	$10,539	$11,345	$12,510
9/30/2024	$10,582	$11,393	$12,633
10/31/2024	$10,549	$11,346	$12,449
11/30/2024	$10,604	$11,397	$12,664
12/31/2024	$10,581	$11,376	$12,480
1/31/2025	$10,624	$11,435	$12,542
2/28/2025	$10,679	$11,494	$12,667
3/31/2025	$10,668	$11,493	$12,452
4/30/2025	$10,646	$11,461	$12,352
5/31/2025	$10,700	$11,530	$12,360
6/30/2025	$10,756	$11,601	$12,437

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	2.74	0.55	0.73
Class C with Load	1.74	0.55	0.73
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$1,553,385,144
# of portfolio holdings	671
Portfolio turnover rate	31%
Total advisory fees paid	$4,741,083

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	4.1
AA/Aa	35.4
A/A	37.8
BBB/Baa	15.7
BB/Ba	1.5
B/B	0.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 2.20%, 1‑15‑2049	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7‑1‑2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2‑1‑2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	0.7
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Series C, 4.00%, 8‑15‑2049	0.7
Port of Portland Airport Revenue Series 30A AMT, 5.00%, 7‑1‑2030	0.7
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	32.0
1-3 years	32.9
3-5 years	18.8
5-10 years	16.0
10-20 years	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3509 06-25

Annual Shareholder Report

June 30, 2025

Short-Term Municipal Bond Fund

Class A

WSMAX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$62	0.61%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were our allocation to credit and sector allocation while yield curve positioning was a slight detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,800	$10,000	$10,000
7/31/2015	$9,818	$10,024	$10,072
8/31/2015	$9,816	$10,037	$10,092
9/30/2015	$9,835	$10,061	$10,165
10/31/2015	$9,864	$10,079	$10,206
11/30/2015	$9,862	$10,062	$10,246
12/31/2015	$9,868	$10,059	$10,318
1/31/2016	$9,897	$10,106	$10,441
2/29/2016	$9,906	$10,133	$10,458
3/31/2016	$9,896	$10,114	$10,491
4/30/2016	$9,916	$10,132	$10,568
5/31/2016	$9,916	$10,130	$10,597
6/30/2016	$9,946	$10,165	$10,765
7/31/2016	$9,965	$10,189	$10,772
8/31/2016	$9,974	$10,174	$10,786
9/30/2016	$9,954	$10,143	$10,733
10/31/2016	$9,954	$10,141	$10,620
11/30/2016	$9,843	$10,054	$10,224
12/31/2016	$9,843	$10,078	$10,344
1/31/2017	$9,874	$10,132	$10,412
2/28/2017	$9,895	$10,178	$10,484
3/31/2017	$9,906	$10,177	$10,507
4/30/2017	$9,937	$10,200	$10,583
5/31/2017	$9,958	$10,237	$10,751
6/30/2017	$9,959	$10,217	$10,713
7/31/2017	$9,990	$10,252	$10,799
8/31/2017	$10,021	$10,285	$10,882
9/30/2017	$10,020	$10,262	$10,826
10/31/2017	$10,030	$10,261	$10,853
11/30/2017	$10,010	$10,188	$10,795
12/31/2017	$10,010	$10,203	$10,907
1/31/2018	$10,022	$10,225	$10,779
2/28/2018	$10,024	$10,236	$10,747
3/31/2018	$10,016	$10,228	$10,787
4/30/2018	$10,018	$10,208	$10,748
5/31/2018	$10,051	$10,253	$10,871
6/30/2018	$10,074	$10,291	$10,880
7/31/2018	$10,097	$10,319	$10,907
8/31/2018	$10,099	$10,315	$10,935
9/30/2018	$10,081	$10,284	$10,864
10/31/2018	$10,074	$10,286	$10,797
11/30/2018	$10,119	$10,328	$10,917
12/31/2018	$10,154	$10,382	$11,047
1/31/2019	$10,188	$10,427	$11,131
2/28/2019	$10,213	$10,456	$11,190
3/31/2019	$10,248	$10,493	$11,367
4/30/2019	$10,263	$10,497	$11,410
5/31/2019	$10,308	$10,551	$11,567
6/30/2019	$10,333	$10,591	$11,610
7/31/2019	$10,368	$10,639	$11,704
8/31/2019	$10,392	$10,660	$11,888
9/30/2019	$10,374	$10,621	$11,793
10/31/2019	$10,398	$10,660	$11,814
11/30/2019	$10,412	$10,681	$11,844
12/31/2019	$10,425	$10,700	$11,880
1/31/2020	$10,478	$10,755	$12,093
2/29/2020	$10,512	$10,784	$12,249
3/31/2020	$10,325	$10,683	$11,805
4/30/2020	$10,316	$10,703	$11,657
5/31/2020	$10,432	$10,860	$12,028
6/30/2020	$10,485	$10,871	$12,126
7/31/2020	$10,529	$10,917	$12,331
8/31/2020	$10,550	$10,917	$12,273
9/30/2020	$10,561	$10,928	$12,275
10/31/2020	$10,551	$10,914	$12,239
11/30/2020	$10,593	$10,937	$12,423
12/31/2020	$10,615	$10,953	$12,499
1/31/2021	$10,647	$10,975	$12,579
2/28/2021	$10,605	$10,954	$12,379
3/31/2021	$10,615	$10,972	$12,455
4/30/2021	$10,636	$10,989	$12,560
5/31/2021	$10,645	$10,992	$12,597
6/30/2021	$10,645	$10,992	$12,632
7/31/2021	$10,675	$11,018	$12,736
8/31/2021	$10,663	$11,015	$12,690
9/30/2021	$10,640	$10,997	$12,598
10/31/2021	$10,626	$10,988	$12,561
11/30/2021	$10,635	$10,991	$12,668
12/31/2021	$10,633	$10,992	$12,689
1/31/2022	$10,511	$10,865	$12,341
2/28/2022	$10,479	$10,843	$12,297
3/31/2022	$10,370	$10,707	$11,898
4/30/2022	$10,272	$10,632	$11,569
5/31/2022	$10,347	$10,737	$11,741
6/30/2022	$10,315	$10,734	$11,549
7/31/2022	$10,402	$10,824	$11,854
8/31/2022	$10,318	$10,710	$11,594
9/30/2022	$10,190	$10,568	$11,149
10/31/2022	$10,172	$10,573	$11,057
11/30/2022	$10,317	$10,737	$11,574
12/31/2022	$10,332	$10,743	$11,607
1/31/2023	$10,455	$10,862	$11,940
2/28/2023	$10,351	$10,732	$11,670
3/31/2023	$10,454	$10,873	$11,929
4/30/2023	$10,448	$10,831	$11,902
5/31/2023	$10,421	$10,793	$11,799
6/30/2023	$10,473	$10,852	$11,917
7/31/2023	$10,491	$10,877	$11,964
8/31/2023	$10,478	$10,868	$11,792
9/30/2023	$10,410	$10,792	$11,446
10/31/2023	$10,408	$10,814	$11,349
11/30/2023	$10,608	$11,027	$12,069
12/31/2023	$10,708	$11,112	$12,350
1/31/2024	$10,706	$11,098	$12,287
2/29/2024	$10,728	$11,113	$12,303
3/31/2024	$10,748	$11,103	$12,302
4/30/2024	$10,725	$11,082	$12,150
5/31/2024	$10,735	$11,093	$12,114
6/30/2024	$10,812	$11,168	$12,300
7/31/2024	$10,889	$11,253	$12,412
8/31/2024	$10,968	$11,345	$12,510
9/30/2024	$11,013	$11,393	$12,633
10/31/2024	$10,978	$11,346	$12,449
11/30/2024	$11,035	$11,397	$12,664
12/31/2024	$11,012	$11,376	$12,480
1/31/2025	$11,056	$11,435	$12,542
2/28/2025	$11,113	$11,494	$12,667
3/31/2025	$11,102	$11,493	$12,452
4/30/2025	$11,079	$11,461	$12,352
5/31/2025	$11,136	$11,530	$12,360
6/30/2025	$11,193	$11,601	$12,437

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	3.53	1.32	1.34
Class A with Load	1.46	0.91	1.13
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$1,553,385,144
# of portfolio holdings	671
Portfolio turnover rate	31%
Total advisory fees paid	$4,741,083

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	4.1
AA/Aa	35.4
A/A	37.8
BBB/Baa	15.7
BB/Ba	1.5
B/B	0.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 2.20%, 1‑15‑2049	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7‑1‑2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2‑1‑2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	0.7
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Series C, 4.00%, 8‑15‑2049	0.7
Port of Portland Airport Revenue Series 30A AMT, 5.00%, 7‑1‑2030	0.7
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	32.0
1-3 years	32.9
3-5 years	18.8
5-10 years	16.0
10-20 years	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3330 06-25

Annual Shareholder Report

June 30, 2025

Short-Term Municipal Bond Fund

Administrator Class

WSTMX

This annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$61	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, the main contributors to Fund performance were our allocation to credit and sector allocation while yield curve positioning was a slight detractor.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg 1-3 Year Composite Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,018	$10,024	$10,072
8/31/2015	$10,017	$10,037	$10,092
9/30/2015	$10,027	$10,061	$10,165
10/31/2015	$10,046	$10,079	$10,206
11/30/2015	$10,056	$10,062	$10,246
12/31/2015	$10,062	$10,059	$10,318
1/31/2016	$10,091	$10,106	$10,441
2/29/2016	$10,091	$10,133	$10,458
3/31/2016	$10,080	$10,114	$10,491
4/30/2016	$10,112	$10,132	$10,568
5/31/2016	$10,112	$10,130	$10,597
6/30/2016	$10,142	$10,165	$10,765
7/31/2016	$10,162	$10,189	$10,772
8/31/2016	$10,162	$10,174	$10,786
9/30/2016	$10,152	$10,143	$10,733
10/31/2016	$10,141	$10,141	$10,620
11/30/2016	$10,039	$10,054	$10,224
12/31/2016	$10,039	$10,078	$10,344
1/31/2017	$10,071	$10,132	$10,412
2/28/2017	$10,093	$10,178	$10,484
3/31/2017	$10,094	$10,177	$10,507
4/30/2017	$10,126	$10,200	$10,583
5/31/2017	$10,158	$10,237	$10,751
6/30/2017	$10,159	$10,217	$10,713
7/31/2017	$10,192	$10,252	$10,799
8/31/2017	$10,223	$10,285	$10,882
9/30/2017	$10,223	$10,262	$10,826
10/31/2017	$10,233	$10,261	$10,853
11/30/2017	$10,202	$10,188	$10,795
12/31/2017	$10,213	$10,203	$10,907
1/31/2018	$10,215	$10,225	$10,779
2/28/2018	$10,217	$10,236	$10,747
3/31/2018	$10,219	$10,228	$10,787
4/30/2018	$10,222	$10,208	$10,748
5/31/2018	$10,256	$10,253	$10,871
6/30/2018	$10,280	$10,291	$10,880
7/31/2018	$10,293	$10,319	$10,907
8/31/2018	$10,305	$10,315	$10,935
9/30/2018	$10,288	$10,284	$10,864
10/31/2018	$10,281	$10,286	$10,797
11/30/2018	$10,316	$10,328	$10,917
12/31/2018	$10,362	$10,382	$11,047
1/31/2019	$10,398	$10,427	$11,131
2/28/2019	$10,423	$10,456	$11,190
3/31/2019	$10,459	$10,493	$11,367
4/30/2019	$10,475	$10,497	$11,410
5/31/2019	$10,511	$10,551	$11,567
6/30/2019	$10,547	$10,591	$11,610
7/31/2019	$10,583	$10,639	$11,704
8/31/2019	$10,608	$10,660	$11,888
9/30/2019	$10,579	$10,621	$11,793
10/31/2019	$10,604	$10,660	$11,814
11/30/2019	$10,618	$10,681	$11,844
12/31/2019	$10,642	$10,700	$11,880
1/31/2020	$10,697	$10,755	$12,093
2/29/2020	$10,731	$10,784	$12,249
3/31/2020	$10,541	$10,683	$11,805
4/30/2020	$10,532	$10,703	$11,657
5/31/2020	$10,640	$10,860	$12,028
6/30/2020	$10,694	$10,871	$12,126
7/31/2020	$10,750	$10,917	$12,331
8/31/2020	$10,761	$10,917	$12,273
9/30/2020	$10,772	$10,928	$12,275
10/31/2020	$10,773	$10,914	$12,239
11/30/2020	$10,806	$10,937	$12,423
12/31/2020	$10,839	$10,953	$12,499
1/31/2021	$10,861	$10,975	$12,579
2/28/2021	$10,818	$10,954	$12,379
3/31/2021	$10,840	$10,972	$12,455
4/30/2021	$10,862	$10,989	$12,560
5/31/2021	$10,871	$10,992	$12,597
6/30/2021	$10,871	$10,992	$12,632
7/31/2021	$10,892	$11,018	$12,736
8/31/2021	$10,890	$11,015	$12,690
9/30/2021	$10,856	$10,997	$12,598
10/31/2021	$10,845	$10,988	$12,561
11/30/2021	$10,867	$10,991	$12,668
12/31/2021	$10,856	$10,992	$12,689
1/31/2022	$10,735	$10,865	$12,341
2/28/2022	$10,703	$10,843	$12,297
3/31/2022	$10,591	$10,707	$11,898
4/30/2022	$10,491	$10,632	$11,569
5/31/2022	$10,558	$10,737	$11,741
6/30/2022	$10,537	$10,734	$11,549
7/31/2022	$10,626	$10,824	$11,854
8/31/2022	$10,539	$10,710	$11,594
9/30/2022	$10,409	$10,568	$11,149
10/31/2022	$10,391	$10,573	$11,057
11/30/2022	$10,539	$10,737	$11,574
12/31/2022	$10,555	$10,743	$11,607
1/31/2023	$10,670	$10,862	$11,940
2/28/2023	$10,575	$10,732	$11,670
3/31/2023	$10,681	$10,873	$11,929
4/30/2023	$10,664	$10,831	$11,902
5/31/2023	$10,636	$10,793	$11,799
6/30/2023	$10,689	$10,852	$11,917
7/31/2023	$10,708	$10,877	$11,964
8/31/2023	$10,706	$10,868	$11,792
9/30/2023	$10,626	$10,792	$11,446
10/31/2023	$10,625	$10,814	$11,349
11/30/2023	$10,840	$11,027	$12,069
12/31/2023	$10,931	$11,112	$12,350
1/31/2024	$10,941	$11,098	$12,287
2/29/2024	$10,963	$11,113	$12,303
3/31/2024	$10,973	$11,103	$12,302
4/30/2024	$10,961	$11,082	$12,150
5/31/2024	$10,971	$11,093	$12,114
6/30/2024	$11,050	$11,168	$12,300
7/31/2024	$11,118	$11,253	$12,412
8/31/2024	$11,199	$11,345	$12,510
9/30/2024	$11,256	$11,393	$12,633
10/31/2024	$11,221	$11,346	$12,449
11/30/2024	$11,280	$11,397	$12,664
12/31/2024	$11,245	$11,376	$12,480
1/31/2025	$11,302	$11,435	$12,542
2/28/2025	$11,360	$11,494	$12,667
3/31/2025	$11,336	$11,493	$12,452
4/30/2025	$11,325	$11,461	$12,352
5/31/2025	$11,371	$11,530	$12,360
6/30/2025	$11,442	$11,601	$12,437

Short-Term Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	3.54	1.36	1.36
Bloomberg 1-3 Year Composite Municipal Bond Index	3.87	1.31	1.50
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$1,553,385,144
# of portfolio holdings	671
Portfolio turnover rate	31%
Total advisory fees paid	$4,741,083

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	4.1
AA/Aa	35.4
A/A	37.8
BBB/Baa	15.7
BB/Ba	1.5
B/B	0.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2‑15‑2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11‑15‑2053	1.1
State of Illinois Series B, 5.00%, 5‑1‑2030	0.9
State of Ohio University Hospitals Health System, Inc. Obligated Group Series B, 2.20%, 1‑15‑2049	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7‑1‑2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2‑1‑2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5‑1‑2028	0.7
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Series C, 4.00%, 8‑15‑2049	0.7
Port of Portland Airport Revenue Series 30A AMT, 5.00%, 7‑1‑2030	0.7
Central Texas Turnpike System Series B, 5.00%, 8‑15‑2042	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	32.0
1-3 years	32.9
3-5 years	18.8
5-10 years	16.0
10-20 years	0.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3763 06-25

Annual Shareholder Report

June 30, 2025

Strategic Municipal Bond Fund

Institutional Class

STRIX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$48	0.47%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramifications weigh on the markets. For the period, our duration positioning was the main detractor while sector selection and credit allocation contributed to performance.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,037	$10,047	$10,072
8/31/2015	$10,041	$10,060	$10,092
9/30/2015	$10,103	$10,118	$10,165
10/31/2015	$10,142	$10,157	$10,206
11/30/2015	$10,169	$10,157	$10,246
12/31/2015	$10,212	$10,183	$10,318
1/31/2016	$10,239	$10,284	$10,441
2/29/2016	$10,232	$10,312	$10,458
3/31/2016	$10,280	$10,296	$10,491
4/30/2016	$10,338	$10,343	$10,568
5/31/2016	$10,353	$10,334	$10,597
6/30/2016	$10,402	$10,421	$10,765
7/31/2016	$10,426	$10,446	$10,772
8/31/2016	$10,439	$10,440	$10,786
9/30/2016	$10,441	$10,409	$10,733
10/31/2016	$10,420	$10,361	$10,620
11/30/2016	$10,260	$10,109	$10,224
12/31/2016	$10,282	$10,168	$10,344
1/31/2017	$10,311	$10,247	$10,412
2/28/2017	$10,364	$10,315	$10,484
3/31/2017	$10,382	$10,323	$10,507
4/30/2017	$10,435	$10,385	$10,583
5/31/2017	$10,511	$10,484	$10,751
6/30/2017	$10,505	$10,449	$10,713
7/31/2017	$10,557	$10,515	$10,799
8/31/2017	$10,620	$10,571	$10,882
9/30/2017	$10,613	$10,516	$10,826
10/31/2017	$10,630	$10,520	$10,853
11/30/2017	$10,610	$10,421	$10,795
12/31/2017	$10,629	$10,476	$10,907
1/31/2018	$10,624	$10,435	$10,779
2/28/2018	$10,631	$10,414	$10,747
3/31/2018	$10,637	$10,418	$10,787
4/30/2018	$10,645	$10,388	$10,748
5/31/2018	$10,713	$10,472	$10,871
6/30/2018	$10,732	$10,501	$10,880
7/31/2018	$10,762	$10,538	$10,907
8/31/2018	$10,783	$10,542	$10,935
9/30/2018	$10,743	$10,492	$10,864
10/31/2018	$10,728	$10,472	$10,797
11/30/2018	$10,798	$10,555	$10,917
12/31/2018	$10,892	$10,653	$11,047
1/31/2019	$10,962	$10,742	$11,131
2/28/2019	$11,009	$10,789	$11,190
3/31/2019	$11,092	$10,871	$11,367
4/30/2019	$11,114	$10,880	$11,410
5/31/2019	$11,208	$10,991	$11,567
6/30/2019	$11,242	$11,039	$11,610
7/31/2019	$11,312	$11,117	$11,704
8/31/2019	$11,393	$11,195	$11,888
9/30/2019	$11,352	$11,113	$11,793
10/31/2019	$11,372	$11,154	$11,814
11/30/2019	$11,392	$11,179	$11,844
12/31/2019	$11,421	$11,211	$11,880
1/31/2020	$11,540	$11,342	$12,093
2/29/2020	$11,623	$11,413	$12,249
3/31/2020	$11,257	$11,143	$11,805
4/30/2020	$11,178	$11,121	$11,657
5/31/2020	$11,411	$11,396	$12,028
6/30/2020	$11,531	$11,441	$12,126
7/31/2020	$11,651	$11,565	$12,331
8/31/2020	$11,670	$11,548	$12,273
9/30/2020	$11,676	$11,561	$12,275
10/31/2020	$11,668	$11,537	$12,239
11/30/2020	$11,762	$11,615	$12,423
12/31/2020	$11,818	$11,656	$12,499
1/31/2021	$11,887	$11,696	$12,579
2/28/2021	$11,790	$11,588	$12,379
3/31/2021	$11,820	$11,632	$12,455
4/30/2021	$11,887	$11,680	$12,560
5/31/2021	$11,916	$11,686	$12,597
6/30/2021	$11,933	$11,691	$12,632
7/31/2021	$12,000	$11,758	$12,736
8/31/2021	$11,990	$11,747	$12,690
9/30/2021	$11,929	$11,694	$12,598
10/31/2021	$11,907	$11,663	$12,561
11/30/2021	$11,961	$11,692	$12,668
12/31/2021	$11,964	$11,706	$12,689
1/31/2022	$11,747	$11,459	$12,341
2/28/2022	$11,700	$11,425	$12,297
3/31/2022	$11,470	$11,180	$11,898
4/30/2022	$11,295	$11,007	$11,569
5/31/2022	$11,392	$11,157	$11,741
6/30/2022	$11,307	$11,117	$11,549
7/31/2022	$11,482	$11,310	$11,854
8/31/2022	$11,346	$11,141	$11,594
9/30/2022	$11,105	$10,866	$11,149
10/31/2022	$11,061	$10,843	$11,057
11/30/2022	$11,319	$11,132	$11,574
12/31/2022	$11,341	$11,177	$11,607
1/31/2023	$11,548	$11,386	$11,940
2/28/2023	$11,400	$11,189	$11,670
3/31/2023	$11,542	$11,383	$11,929
4/30/2023	$11,539	$11,340	$11,902
5/31/2023	$11,483	$11,248	$11,799
6/30/2023	$11,575	$11,321	$11,917
7/31/2023	$11,599	$11,357	$11,964
8/31/2023	$11,544	$11,282	$11,792
9/30/2023	$11,369	$11,101	$11,446
10/31/2023	$11,301	$11,084	$11,349
11/30/2023	$11,704	$11,489	$12,069
12/31/2023	$11,879	$11,661	$12,350
1/31/2024	$11,891	$11,625	$12,287
2/29/2024	$11,918	$11,633	$12,303
3/31/2024	$11,945	$11,619	$12,302
4/30/2024	$11,891	$11,528	$12,150
5/31/2024	$11,891	$11,462	$12,114
6/30/2024	$12,014	$11,582	$12,300
7/31/2024	$12,111	$11,689	$12,412
8/31/2024	$12,209	$11,818	$12,510
9/30/2024	$12,293	$11,898	$12,633
10/31/2024	$12,211	$11,775	$12,449
11/30/2024	$12,324	$11,876	$12,664
12/31/2024	$12,242	$11,793	$12,480
1/31/2025	$12,297	$11,871	$12,542
2/28/2025	$12,382	$11,973	$12,667
3/31/2025	$12,299	$11,888	$12,452
4/30/2025	$12,260	$11,826	$12,352
5/31/2025	$12,290	$11,923	$12,360
6/30/2025	$12,348	$12,024	$12,437

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	2.78	1.38	2.13
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$1,875,456,400
# of portfolio holdings	890
Portfolio turnover rate	16%
Total advisory fees paid	$7,057,629

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.6
AA/Aa	30.9
A/A	28.1
BBB/Baa	20.6
BB/Ba	5.3
B/B	1.5
Not Rated	10.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
State of Michigan Trunk Line Revenue Series A, 4.00%, 11‑15‑2046	0.8
Bay Area Toll Authority Series D, 2.22%, 4‑1‑2056	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.6
1-3 years	19.8
3-5 years	17.5
5-10 years	23.8
10-20 years	20.9
20-30 years	4.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3171 06-25

Annual Shareholder Report

June 30, 2025

Strategic Municipal Bond Fund

Class R6

VMPRX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.42%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramifications weigh on the markets. For the period, our duration positioning was the main detractor while sector selection and credit allocation contributed to performance.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class R6	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,035	$10,047	$10,072
8/31/2015	$10,038	$10,060	$10,092
9/30/2015	$10,087	$10,118	$10,165
10/31/2015	$10,135	$10,157	$10,206
11/30/2015	$10,161	$10,157	$10,246
12/31/2015	$10,190	$10,183	$10,318
1/31/2016	$10,227	$10,284	$10,441
2/29/2016	$10,218	$10,312	$10,458
3/31/2016	$10,264	$10,296	$10,491
4/30/2016	$10,321	$10,343	$10,568
5/31/2016	$10,334	$10,334	$10,597
6/30/2016	$10,380	$10,421	$10,765
7/31/2016	$10,403	$10,446	$10,772
8/31/2016	$10,414	$10,440	$10,786
9/30/2016	$10,403	$10,409	$10,733
10/31/2016	$10,391	$10,361	$10,620
11/30/2016	$10,230	$10,109	$10,224
12/31/2016	$10,238	$10,168	$10,344
1/31/2017	$10,277	$10,247	$10,412
2/28/2017	$10,317	$10,315	$10,484
3/31/2017	$10,344	$10,323	$10,507
4/30/2017	$10,396	$10,385	$10,583
5/31/2017	$10,470	$10,484	$10,751
6/30/2017	$10,450	$10,449	$10,713
7/31/2017	$10,500	$10,515	$10,799
8/31/2017	$10,562	$10,571	$10,882
9/30/2017	$10,553	$10,516	$10,826
10/31/2017	$10,567	$10,520	$10,853
11/30/2017	$10,558	$10,421	$10,795
12/31/2017	$10,575	$10,476	$10,907
1/31/2018	$10,568	$10,435	$10,779
2/28/2018	$10,573	$10,414	$10,747
3/31/2018	$10,578	$10,418	$10,787
4/30/2018	$10,572	$10,388	$10,748
5/31/2018	$10,649	$10,472	$10,871
6/30/2018	$10,666	$10,501	$10,880
7/31/2018	$10,683	$10,538	$10,907
8/31/2018	$10,703	$10,542	$10,935
9/30/2018	$10,676	$10,492	$10,864
10/31/2018	$10,649	$10,472	$10,797
11/30/2018	$10,719	$10,555	$10,917
12/31/2018	$10,814	$10,653	$11,047
1/31/2019	$10,883	$10,742	$11,131
2/28/2019	$10,931	$10,789	$11,190
3/31/2019	$11,025	$10,871	$11,367
4/30/2019	$11,047	$10,880	$11,410
5/31/2019	$11,130	$10,991	$11,567
6/30/2019	$11,176	$11,039	$11,610
7/31/2019	$11,233	$11,117	$11,704
8/31/2019	$11,315	$11,195	$11,888
9/30/2019	$11,275	$11,113	$11,793
10/31/2019	$11,295	$11,154	$11,814
11/30/2019	$11,315	$11,179	$11,844
12/31/2019	$11,345	$11,211	$11,880
1/31/2020	$11,464	$11,342	$12,093
2/29/2020	$11,558	$11,413	$12,249
3/31/2020	$11,183	$11,143	$11,805
4/30/2020	$11,105	$11,121	$11,657
5/31/2020	$11,337	$11,396	$12,028
6/30/2020	$11,456	$11,441	$12,126
7/31/2020	$11,589	$11,565	$12,331
8/31/2020	$11,596	$11,548	$12,273
9/30/2020	$11,615	$11,561	$12,275
10/31/2020	$11,595	$11,537	$12,239
11/30/2020	$11,688	$11,615	$12,423
12/31/2020	$11,744	$11,656	$12,499
1/31/2021	$11,813	$11,696	$12,579
2/28/2021	$11,718	$11,588	$12,379
3/31/2021	$11,760	$11,632	$12,455
4/30/2021	$11,815	$11,680	$12,560
5/31/2021	$11,845	$11,686	$12,597
6/30/2021	$11,875	$11,691	$12,632
7/31/2021	$11,929	$11,758	$12,736
8/31/2021	$11,919	$11,747	$12,690
9/30/2021	$11,859	$11,694	$12,598
10/31/2021	$11,838	$11,663	$12,561
11/30/2021	$11,892	$11,692	$12,668
12/31/2021	$11,895	$11,706	$12,689
1/31/2022	$11,693	$11,459	$12,341
2/28/2022	$11,634	$11,425	$12,297
3/31/2022	$11,419	$11,180	$11,898
4/30/2022	$11,232	$11,007	$11,569
5/31/2022	$11,329	$11,157	$11,741
6/30/2022	$11,245	$11,117	$11,549
7/31/2022	$11,420	$11,310	$11,854
8/31/2022	$11,285	$11,141	$11,594
9/30/2022	$11,046	$10,866	$11,149
10/31/2022	$11,003	$10,843	$11,057
11/30/2022	$11,260	$11,132	$11,574
12/31/2022	$11,295	$11,177	$11,607
1/31/2023	$11,488	$11,386	$11,940
2/28/2023	$11,342	$11,189	$11,670
3/31/2023	$11,483	$11,383	$11,929
4/30/2023	$11,481	$11,340	$11,902
5/31/2023	$11,439	$11,248	$11,799
6/30/2023	$11,517	$11,321	$11,917
7/31/2023	$11,542	$11,357	$11,964
8/31/2023	$11,501	$11,282	$11,792
9/30/2023	$11,314	$11,101	$11,446
10/31/2023	$11,260	$11,084	$11,349
11/30/2023	$11,648	$11,489	$12,069
12/31/2023	$11,823	$11,661	$12,350
1/31/2024	$11,836	$11,625	$12,287
2/29/2024	$11,863	$11,633	$12,303
3/31/2024	$11,890	$11,619	$12,302
4/30/2024	$11,837	$11,528	$12,150
5/31/2024	$11,837	$11,462	$12,114
6/30/2024	$11,960	$11,582	$12,300
7/31/2024	$12,057	$11,689	$12,412
8/31/2024	$12,155	$11,818	$12,510
9/30/2024	$12,253	$11,898	$12,633
10/31/2024	$12,159	$11,775	$12,449
11/30/2024	$12,271	$11,876	$12,664
12/31/2024	$12,204	$11,793	$12,480
1/31/2025	$12,246	$11,871	$12,542
2/28/2025	$12,330	$11,973	$12,667
3/31/2025	$12,249	$11,888	$12,452
4/30/2025	$12,211	$11,826	$12,352
5/31/2025	$12,241	$11,923	$12,360
6/30/2025	$12,313	$12,024	$12,437

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	2.83	1.45	2.10
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

KEY FUND STATISTICS

Total net assets	$1,875,456,400
# of portfolio holdings	890
Portfolio turnover rate	16%
Total advisory fees paid	$7,057,629

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.6
AA/Aa	30.9
A/A	28.1
BBB/Baa	20.6
BB/Ba	5.3
B/B	1.5
Not Rated	10.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
State of Michigan Trunk Line Revenue Series A, 4.00%, 11‑15‑2046	0.8
Bay Area Toll Authority Series D, 2.22%, 4‑1‑2056	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.6
1-3 years	19.8
3-5 years	17.5
5-10 years	23.8
10-20 years	20.9
20-30 years	4.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4814 06-25

Annual Shareholder Report

June 30, 2025

Strategic Municipal Bond Fund

Class C

DHICX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$155	1.54%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramifications weigh on the markets. For the period, our duration positioning was the main detractor while sector selection and credit allocation contributed to performance.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,017	$10,047	$10,072
8/31/2015	$10,012	$10,060	$10,092
9/30/2015	$10,065	$10,118	$10,165
10/31/2015	$10,105	$10,157	$10,206
11/30/2015	$10,112	$10,157	$10,246
12/31/2015	$10,145	$10,183	$10,318
1/31/2016	$10,174	$10,284	$10,441
2/29/2016	$10,147	$10,312	$10,458
3/31/2016	$10,185	$10,296	$10,491
4/30/2016	$10,234	$10,343	$10,568
5/31/2016	$10,239	$10,334	$10,597
6/30/2016	$10,278	$10,421	$10,765
7/31/2016	$10,292	$10,446	$10,772
8/31/2016	$10,307	$10,440	$10,786
9/30/2016	$10,289	$10,409	$10,733
10/31/2016	$10,270	$10,361	$10,620
11/30/2016	$10,093	$10,109	$10,224
12/31/2016	$10,105	$10,168	$10,344
1/31/2017	$10,136	$10,247	$10,412
2/28/2017	$10,167	$10,315	$10,484
3/31/2017	$10,187	$10,323	$10,507
4/30/2017	$10,230	$10,385	$10,583
5/31/2017	$10,284	$10,484	$10,751
6/30/2017	$10,268	$10,449	$10,713
7/31/2017	$10,309	$10,515	$10,799
8/31/2017	$10,362	$10,571	$10,882
9/30/2017	$10,346	$10,516	$10,826
10/31/2017	$10,352	$10,520	$10,853
11/30/2017	$10,324	$10,421	$10,795
12/31/2017	$10,344	$10,476	$10,907
1/31/2018	$10,318	$10,435	$10,779
2/28/2018	$10,316	$10,414	$10,747
3/31/2018	$10,325	$10,418	$10,787
4/30/2018	$10,312	$10,388	$10,748
5/31/2018	$10,367	$10,472	$10,871
6/30/2018	$10,376	$10,501	$10,880
7/31/2018	$10,397	$10,538	$10,907
8/31/2018	$10,407	$10,542	$10,935
9/30/2018	$10,371	$10,492	$10,864
10/31/2018	$10,335	$10,472	$10,797
11/30/2018	$10,393	$10,555	$10,917
12/31/2018	$10,474	$10,653	$11,047
1/31/2019	$10,532	$10,742	$11,131
2/28/2019	$10,568	$10,789	$11,190
3/31/2019	$10,638	$10,871	$11,367
4/30/2019	$10,649	$10,880	$11,410
5/31/2019	$10,730	$10,991	$11,567
6/30/2019	$10,752	$11,039	$11,610
7/31/2019	$10,809	$11,117	$11,704
8/31/2019	$10,877	$11,195	$11,888
9/30/2019	$10,828	$11,113	$11,793
10/31/2019	$10,838	$11,154	$11,814
11/30/2019	$10,847	$11,179	$11,844
12/31/2019	$10,865	$11,211	$11,880
1/31/2020	$10,968	$11,342	$12,093
2/29/2020	$11,048	$11,413	$12,249
3/31/2020	$10,680	$11,143	$11,805
4/30/2020	$10,596	$11,121	$11,657
5/31/2020	$10,807	$11,396	$12,028
6/30/2020	$10,910	$11,441	$12,126
7/31/2020	$11,026	$11,565	$12,331
8/31/2020	$11,022	$11,548	$12,273
9/30/2020	$11,030	$11,561	$12,275
10/31/2020	$11,012	$11,537	$12,239
11/30/2020	$11,079	$11,615	$12,423
12/31/2020	$11,121	$11,656	$12,499
1/31/2021	$11,175	$11,696	$12,579
2/28/2021	$11,076	$11,588	$12,379
3/31/2021	$11,105	$11,632	$12,455
4/30/2021	$11,147	$11,680	$12,560
5/31/2021	$11,164	$11,686	$12,597
6/30/2021	$11,181	$11,691	$12,632
7/31/2021	$11,222	$11,758	$12,736
8/31/2021	$11,202	$11,747	$12,690
9/30/2021	$11,148	$11,694	$12,598
10/31/2021	$11,116	$11,663	$12,561
11/30/2021	$11,145	$11,692	$12,668
12/31/2021	$11,138	$11,706	$12,689
1/31/2022	$10,938	$11,459	$12,341
2/28/2022	$10,873	$11,425	$12,297
3/31/2022	$10,663	$11,180	$11,898
4/30/2022	$10,479	$11,007	$11,569
5/31/2022	$10,560	$11,157	$11,741
6/30/2022	$10,472	$11,117	$11,549
7/31/2022	$10,625	$11,310	$11,854
8/31/2022	$10,489	$11,141	$11,594
9/30/2022	$10,258	$10,866	$11,149
10/31/2022	$10,208	$10,843	$11,057
11/30/2022	$10,437	$11,132	$11,574
12/31/2022	$10,447	$11,177	$11,607
1/31/2023	$10,627	$11,386	$11,940
2/28/2023	$10,483	$11,189	$11,670
3/31/2023	$10,604	$11,383	$11,929
4/30/2023	$10,592	$11,340	$11,902
5/31/2023	$10,531	$11,248	$11,799
6/30/2023	$10,605	$11,321	$11,917
7/31/2023	$10,625	$11,357	$11,964
8/31/2023	$10,584	$11,282	$11,792
9/30/2023	$10,408	$11,101	$11,446
10/31/2023	$10,355	$11,084	$11,349
11/30/2023	$10,710	$11,489	$12,069
12/31/2023	$10,867	$11,661	$12,350
1/31/2024	$10,875	$11,625	$12,287
2/29/2024	$10,897	$11,633	$12,303
3/31/2024	$10,918	$11,619	$12,302
4/30/2024	$10,866	$11,528	$12,150
5/31/2024	$10,863	$11,462	$12,114
6/30/2024	$10,985	$11,582	$12,300
7/31/2024	$11,058	$11,689	$12,412
8/31/2024	$11,144	$11,818	$12,510
9/30/2024	$11,231	$11,898	$12,633
10/31/2024	$11,141	$11,775	$12,449
11/30/2024	$11,240	$11,876	$12,664
12/31/2024	$11,175	$11,793	$12,480
1/31/2025	$11,210	$11,871	$12,542
2/28/2025	$11,284	$11,973	$12,667
3/31/2025	$11,206	$11,888	$12,452
4/30/2025	$11,168	$11,826	$12,352
5/31/2025	$11,192	$11,923	$12,360
6/30/2025	$11,242	$12,024	$12,437

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	1.57	0.30	1.18
Class C with Load	0.57	0.30	1.18
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$1,875,456,400
# of portfolio holdings	890
Portfolio turnover rate	16%
Total advisory fees paid	$7,057,629

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.6
AA/Aa	30.9
A/A	28.1
BBB/Baa	20.6
BB/Ba	5.3
B/B	1.5
Not Rated	10.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
State of Michigan Trunk Line Revenue Series A, 4.00%, 11‑15‑2046	0.8
Bay Area Toll Authority Series D, 2.22%, 4‑1‑2056	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.6
1-3 years	19.8
3-5 years	17.5
5-10 years	23.8
10-20 years	20.9
20-30 years	4.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4503 06-25

Annual Shareholder Report

June 30, 2025

Strategic Municipal Bond Fund

Class A

VMPAX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$80	0.79%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramifications weigh on the markets. For the period, our duration positioning was the main detractor while sector selection and credit allocation contributed to performance.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,601	$10,000	$10,000
7/31/2015	$9,634	$10,047	$10,072
8/31/2015	$9,635	$10,060	$10,092
9/30/2015	$9,692	$10,118	$10,165
10/31/2015	$9,737	$10,157	$10,206
11/30/2015	$9,750	$10,157	$10,246
12/31/2015	$9,788	$10,183	$10,318
1/31/2016	$9,822	$10,284	$10,441
2/29/2016	$9,802	$10,312	$10,458
3/31/2016	$9,845	$10,296	$10,491
4/30/2016	$9,898	$10,343	$10,568
5/31/2016	$9,910	$10,334	$10,597
6/30/2016	$9,954	$10,421	$10,765
7/31/2016	$9,974	$10,446	$10,772
8/31/2016	$9,994	$10,440	$10,786
9/30/2016	$9,983	$10,409	$10,733
10/31/2016	$9,960	$10,361	$10,620
11/30/2016	$9,805	$10,109	$10,224
12/31/2016	$9,823	$10,168	$10,344
1/31/2017	$9,859	$10,247	$10,412
2/28/2017	$9,895	$10,315	$10,484
3/31/2017	$9,921	$10,323	$10,507
4/30/2017	$9,969	$10,385	$10,583
5/31/2017	$10,028	$10,484	$10,751
6/30/2017	$10,019	$10,449	$10,713
7/31/2017	$10,065	$10,515	$10,799
8/31/2017	$10,123	$10,571	$10,882
9/30/2017	$10,114	$10,516	$10,826
10/31/2017	$10,126	$10,520	$10,853
11/30/2017	$10,105	$10,421	$10,795
12/31/2017	$10,131	$10,476	$10,907
1/31/2018	$10,112	$10,435	$10,779
2/28/2018	$10,116	$10,414	$10,747
3/31/2018	$10,119	$10,418	$10,787
4/30/2018	$10,124	$10,388	$10,748
5/31/2018	$10,185	$10,472	$10,871
6/30/2018	$10,201	$10,501	$10,880
7/31/2018	$10,227	$10,538	$10,907
8/31/2018	$10,243	$10,542	$10,935
9/30/2018	$10,214	$10,492	$10,864
10/31/2018	$10,185	$10,472	$10,797
11/30/2018	$10,249	$10,555	$10,917
12/31/2018	$10,336	$10,653	$11,047
1/31/2019	$10,399	$10,742	$11,131
2/28/2019	$10,441	$10,789	$11,190
3/31/2019	$10,517	$10,871	$11,367
4/30/2019	$10,535	$10,880	$11,410
5/31/2019	$10,621	$10,991	$11,567
6/30/2019	$10,650	$11,039	$11,610
7/31/2019	$10,713	$11,117	$11,704
8/31/2019	$10,788	$11,195	$11,888
9/30/2019	$10,746	$11,113	$11,793
10/31/2019	$10,762	$11,154	$11,814
11/30/2019	$10,778	$11,179	$11,844
12/31/2019	$10,803	$11,211	$11,880
1/31/2020	$10,912	$11,342	$12,093
2/29/2020	$10,999	$11,413	$12,249
3/31/2020	$10,638	$11,143	$11,805
4/30/2020	$10,561	$11,121	$11,657
5/31/2020	$10,778	$11,396	$12,028
6/30/2020	$10,888	$11,441	$12,126
7/31/2020	$11,011	$11,565	$12,331
8/31/2020	$11,014	$11,548	$12,273
9/30/2020	$11,028	$11,561	$12,275
10/31/2020	$11,006	$11,537	$12,239
11/30/2020	$11,091	$11,615	$12,423
12/31/2020	$11,141	$11,656	$12,499
1/31/2021	$11,202	$11,696	$12,579
2/28/2021	$11,109	$11,588	$12,379
3/31/2021	$11,146	$11,632	$12,455
4/30/2021	$11,194	$11,680	$12,560
5/31/2021	$11,218	$11,686	$12,597
6/30/2021	$11,243	$11,691	$12,632
7/31/2021	$11,291	$11,758	$12,736
8/31/2021	$11,278	$11,747	$12,690
9/30/2021	$11,218	$11,694	$12,598
10/31/2021	$11,194	$11,663	$12,561
11/30/2021	$11,242	$11,692	$12,668
12/31/2021	$11,241	$11,706	$12,689
1/31/2022	$11,046	$11,459	$12,341
2/28/2022	$10,987	$11,425	$12,297
3/31/2022	$10,781	$11,180	$11,898
4/30/2022	$10,601	$11,007	$11,569
5/31/2022	$10,689	$11,157	$11,741
6/30/2022	$10,607	$11,117	$11,549
7/31/2022	$10,768	$11,310	$11,854
8/31/2022	$10,637	$11,141	$11,594
9/30/2022	$10,409	$10,866	$11,149
10/31/2022	$10,365	$10,843	$11,057
11/30/2022	$10,604	$11,132	$11,574
12/31/2022	$10,621	$11,177	$11,607
1/31/2023	$10,812	$11,386	$11,940
2/28/2023	$10,671	$11,189	$11,670
3/31/2023	$10,801	$11,383	$11,929
4/30/2023	$10,795	$11,340	$11,902
5/31/2023	$10,752	$11,248	$11,799
6/30/2023	$10,822	$11,321	$11,917
7/31/2023	$10,842	$11,357	$11,964
8/31/2023	$10,800	$11,282	$11,792
9/30/2023	$10,621	$11,101	$11,446
10/31/2023	$10,567	$11,084	$11,349
11/30/2023	$10,929	$11,489	$12,069
12/31/2023	$11,089	$11,661	$12,350
1/31/2024	$11,097	$11,625	$12,287
2/29/2024	$11,120	$11,633	$12,303
3/31/2024	$11,141	$11,619	$12,302
4/30/2024	$11,088	$11,528	$12,150
5/31/2024	$11,085	$11,462	$12,114
6/30/2024	$11,210	$11,582	$12,300
7/31/2024	$11,284	$11,689	$12,412
8/31/2024	$11,372	$11,818	$12,510
9/30/2024	$11,461	$11,898	$12,633
10/31/2024	$11,369	$11,775	$12,449
11/30/2024	$11,470	$11,876	$12,664
12/31/2024	$11,404	$11,793	$12,480
1/31/2025	$11,440	$11,871	$12,542
2/28/2025	$11,515	$11,973	$12,667
3/31/2025	$11,436	$11,888	$12,452
4/30/2025	$11,396	$11,826	$12,352
5/31/2025	$11,421	$11,923	$12,360
6/30/2025	$11,472	$12,024	$12,437

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	2.34	1.05	1.80
Class A with Load	(1.80)	0.23	1.38
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$1,875,456,400
# of portfolio holdings	890
Portfolio turnover rate	16%
Total advisory fees paid	$7,057,629

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.6
AA/Aa	30.9
A/A	28.1
BBB/Baa	20.6
BB/Ba	5.3
B/B	1.5
Not Rated	10.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
State of Michigan Trunk Line Revenue Series A, 4.00%, 11‑15‑2046	0.8
Bay Area Toll Authority Series D, 2.22%, 4‑1‑2056	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.6
1-3 years	19.8
3-5 years	17.5
5-10 years	23.8
10-20 years	20.9
20-30 years	4.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4313 06-25

Annual Shareholder Report

June 30, 2025

Strategic Municipal Bond Fund

Administrator Class

VMPYX

This annual shareholder report contains important information about Strategic Municipal Bond Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$68	0.67%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramifications weigh on the markets. For the period, our duration positioning was the main detractor while sector selection and credit allocation contributed to performance.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Administrator Class	Bloomberg Short-Intermediate Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,035	$10,047	$10,072
8/31/2015	$10,038	$10,060	$10,092
9/30/2015	$10,087	$10,118	$10,165
10/31/2015	$10,135	$10,157	$10,206
11/30/2015	$10,161	$10,157	$10,246
12/31/2015	$10,190	$10,183	$10,318
1/31/2016	$10,227	$10,284	$10,441
2/29/2016	$10,218	$10,312	$10,458
3/31/2016	$10,264	$10,296	$10,491
4/30/2016	$10,321	$10,343	$10,568
5/31/2016	$10,334	$10,334	$10,597
6/30/2016	$10,380	$10,421	$10,765
7/31/2016	$10,403	$10,446	$10,772
8/31/2016	$10,414	$10,440	$10,786
9/30/2016	$10,403	$10,409	$10,733
10/31/2016	$10,391	$10,361	$10,620
11/30/2016	$10,230	$10,109	$10,224
12/31/2016	$10,238	$10,168	$10,344
1/31/2017	$10,277	$10,247	$10,412
2/28/2017	$10,317	$10,315	$10,484
3/31/2017	$10,344	$10,323	$10,507
4/30/2017	$10,396	$10,385	$10,583
5/31/2017	$10,470	$10,484	$10,751
6/30/2017	$10,450	$10,449	$10,713
7/31/2017	$10,500	$10,515	$10,799
8/31/2017	$10,562	$10,571	$10,882
9/30/2017	$10,553	$10,516	$10,826
10/31/2017	$10,567	$10,520	$10,853
11/30/2017	$10,558	$10,421	$10,795
12/31/2017	$10,575	$10,476	$10,907
1/31/2018	$10,568	$10,435	$10,779
2/28/2018	$10,573	$10,414	$10,747
3/31/2018	$10,578	$10,418	$10,787
4/30/2018	$10,572	$10,388	$10,748
5/31/2018	$10,649	$10,472	$10,871
6/30/2018	$10,666	$10,501	$10,880
7/31/2018	$10,683	$10,538	$10,907
8/31/2018	$10,701	$10,542	$10,935
9/30/2018	$10,672	$10,492	$10,864
10/31/2018	$10,643	$10,472	$10,797
11/30/2018	$10,723	$10,555	$10,917
12/31/2018	$10,803	$10,653	$11,047
1/31/2019	$10,870	$10,742	$11,131
2/28/2019	$10,915	$10,789	$11,190
3/31/2019	$11,007	$10,871	$11,367
4/30/2019	$11,027	$10,880	$11,410
5/31/2019	$11,106	$10,991	$11,567
6/30/2019	$11,150	$11,039	$11,610
7/31/2019	$11,205	$11,117	$11,704
8/31/2019	$11,284	$11,195	$11,888
9/30/2019	$11,241	$11,113	$11,793
10/31/2019	$11,259	$11,154	$11,814
11/30/2019	$11,276	$11,179	$11,844
12/31/2019	$11,315	$11,211	$11,880
1/31/2020	$11,431	$11,342	$12,093
2/29/2020	$11,511	$11,413	$12,249
3/31/2020	$11,134	$11,143	$11,805
4/30/2020	$11,054	$11,121	$11,657
5/31/2020	$11,295	$11,396	$12,028
6/30/2020	$11,411	$11,441	$12,126
7/31/2020	$11,528	$11,565	$12,331
8/31/2020	$11,533	$11,548	$12,273
9/30/2020	$11,549	$11,561	$12,275
10/31/2020	$11,539	$11,537	$12,239
11/30/2020	$11,617	$11,615	$12,423
12/31/2020	$11,682	$11,656	$12,499
1/31/2021	$11,736	$11,696	$12,579
2/28/2021	$11,651	$11,588	$12,379
3/31/2021	$11,678	$11,632	$12,455
4/30/2021	$11,730	$11,680	$12,560
5/31/2021	$11,757	$11,686	$12,597
6/30/2021	$11,784	$11,691	$12,632
7/31/2021	$11,835	$11,758	$12,736
8/31/2021	$11,823	$11,747	$12,690
9/30/2021	$11,773	$11,694	$12,598
10/31/2021	$11,749	$11,663	$12,561
11/30/2021	$11,788	$11,692	$12,668
12/31/2021	$11,801	$11,706	$12,689
1/31/2022	$11,584	$11,459	$12,341
2/28/2022	$11,536	$11,425	$12,297
3/31/2022	$11,308	$11,180	$11,898
4/30/2022	$11,120	$11,007	$11,569
5/31/2022	$11,213	$11,157	$11,741
6/30/2022	$11,141	$11,117	$11,549
7/31/2022	$11,312	$11,310	$11,854
8/31/2022	$11,175	$11,141	$11,594
9/30/2022	$10,936	$10,866	$11,149
10/31/2022	$10,878	$10,843	$11,057
11/30/2022	$11,143	$11,132	$11,574
12/31/2022	$11,163	$11,177	$11,607
1/31/2023	$11,364	$11,386	$11,940
2/28/2023	$11,217	$11,189	$11,670
3/31/2023	$11,354	$11,383	$11,929
4/30/2023	$11,350	$11,340	$11,902
5/31/2023	$11,293	$11,248	$11,799
6/30/2023	$11,367	$11,321	$11,917
7/31/2023	$11,403	$11,357	$11,964
8/31/2023	$11,347	$11,282	$11,792
9/30/2023	$11,172	$11,101	$11,446
10/31/2023	$11,103	$11,084	$11,349
11/30/2023	$11,498	$11,489	$12,069
12/31/2023	$11,667	$11,661	$12,350
1/31/2024	$11,677	$11,625	$12,287
2/29/2024	$11,702	$11,633	$12,303
3/31/2024	$11,726	$11,619	$12,302
4/30/2024	$11,671	$11,528	$12,150
5/31/2024	$11,669	$11,462	$12,114
6/30/2024	$11,788	$11,582	$12,300
7/31/2024	$11,880	$11,689	$12,412
8/31/2024	$11,961	$11,818	$12,510
9/30/2024	$12,055	$11,898	$12,633
10/31/2024	$11,959	$11,775	$12,449
11/30/2024	$12,067	$11,876	$12,664
12/31/2024	$11,998	$11,793	$12,480
1/31/2025	$12,037	$11,871	$12,542
2/28/2025	$12,132	$11,973	$12,667
3/31/2025	$12,036	$11,888	$12,452
4/30/2025	$12,009	$11,826	$12,352
5/31/2025	$12,036	$11,923	$12,360
6/30/2025	$12,091	$12,024	$12,437

Strategic Municipal Bond Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	2.57	1.16	1.92
Bloomberg Short-Intermediate Municipal Bond Index	3.81	1.00	1.86
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$1,875,456,400
# of portfolio holdings	890
Portfolio turnover rate	16%
Total advisory fees paid	$7,057,629

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.6
AA/Aa	30.9
A/A	28.1
BBB/Baa	20.6
BB/Ba	5.3
B/B	1.5
Not Rated	10.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8‑1‑2052	1.5
City of Chicago Series A, 5.00%, 1‑1‑2043	1.3
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5‑1‑2052	1.0
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10‑1‑2029	0.9
Southeast Energy Authority A Cooperative District Series F, 5.25%, 11‑1‑2055	0.9
Central Plains Energy Project Series A-1, 5.00%, 8‑1‑2055	0.8
California Community Choice Financing Authority Series C, 5.25%, 1‑1‑2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2‑1‑2050	0.8
State of Michigan Trunk Line Revenue Series A, 4.00%, 11‑15‑2046	0.8
Bay Area Toll Authority Series D, 2.22%, 4‑1‑2056	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.6
1-3 years	19.8
3-5 years	17.5
5-10 years	23.8
10-20 years	20.9
20-30 years	4.4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4702 06-25

Annual Shareholder Report

June 30, 2025

Ultra Short-Term Municipal Income Fund

Institutional Class

SMAIX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Institutional Class	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,015	$10,007	$10,014	$10,072
8/31/2015	$10,021	$10,015	$10,030	$10,092
9/30/2015	$10,026	$10,021	$10,043	$10,165
10/31/2015	$10,042	$10,027	$10,053	$10,206
11/30/2015	$10,037	$10,020	$10,040	$10,246
12/31/2015	$10,044	$10,020	$10,039	$10,318
1/31/2016	$10,060	$10,035	$10,069	$10,441
2/29/2016	$10,055	$10,043	$10,085	$10,458
3/31/2016	$10,050	$10,036	$10,071	$10,491
4/30/2016	$10,067	$10,042	$10,082	$10,568
5/31/2016	$10,074	$10,045	$10,087	$10,597
6/30/2016	$10,091	$10,054	$10,105	$10,765
7/31/2016	$10,097	$10,064	$10,123	$10,772
8/31/2016	$10,103	$10,058	$10,107	$10,786
9/30/2016	$10,089	$10,049	$10,086	$10,733
10/31/2016	$10,097	$10,056	$10,093	$10,620
11/30/2016	$10,051	$10,035	$10,049	$10,224
12/31/2016	$10,048	$10,047	$10,069	$10,344
1/31/2017	$10,066	$10,067	$10,105	$10,412
2/28/2017	$10,074	$10,085	$10,139	$10,484
3/31/2017	$10,081	$10,087	$10,139	$10,507
4/30/2017	$10,100	$10,097	$10,155	$10,583
5/31/2017	$10,119	$10,109	$10,174	$10,751
6/30/2017	$10,127	$10,107	$10,165	$10,713
7/31/2017	$10,137	$10,122	$10,189	$10,799
8/31/2017	$10,155	$10,136	$10,212	$10,882
9/30/2017	$10,163	$10,132	$10,200	$10,826
10/31/2017	$10,171	$10,136	$10,201	$10,853
11/30/2017	$10,158	$10,116	$10,155	$10,795
12/31/2017	$10,168	$10,122	$10,162	$10,907
1/31/2018	$10,179	$10,141	$10,190	$10,779
2/28/2018	$10,189	$10,153	$10,208	$10,747
3/31/2018	$10,189	$10,154	$10,200	$10,787
4/30/2018	$10,191	$10,155	$10,191	$10,748
5/31/2018	$10,214	$10,177	$10,224	$10,871
6/30/2018	$10,236	$10,199	$10,260	$10,880
7/31/2018	$10,258	$10,216	$10,282	$10,907
8/31/2018	$10,260	$10,220	$10,278	$10,935
9/30/2018	$10,262	$10,217	$10,258	$10,864
10/31/2018	$10,265	$10,229	$10,267	$10,797
11/30/2018	$10,290	$10,252	$10,300	$10,917
12/31/2018	$10,315	$10,279	$10,338	$11,047
1/31/2019	$10,339	$10,303	$10,371	$11,131
2/28/2019	$10,353	$10,323	$10,394	$11,190
3/31/2019	$10,379	$10,345	$10,422	$11,367
4/30/2019	$10,393	$10,357	$10,430	$11,410
5/31/2019	$10,419	$10,385	$10,469	$11,567
6/30/2019	$10,434	$10,409	$10,501	$11,610
7/31/2019	$10,459	$10,434	$10,536	$11,704
8/31/2019	$10,473	$10,448	$10,551	$11,888
9/30/2019	$10,476	$10,444	$10,529	$11,793
10/31/2019	$10,501	$10,465	$10,559	$11,814
11/30/2019	$10,514	$10,480	$10,577	$11,844
12/31/2019	$10,527	$10,493	$10,593	$11,880
1/31/2020	$10,550	$10,516	$10,630	$12,093
2/29/2020	$10,562	$10,532	$10,652	$12,249
3/31/2020	$10,513	$10,510	$10,599	$11,805
4/30/2020	$10,506	$10,523	$10,623	$11,657
5/31/2020	$10,561	$10,576	$10,728	$12,028
6/30/2020	$10,583	$10,576	$10,728	$12,126
7/31/2020	$10,602	$10,590	$10,755	$12,331
8/31/2020	$10,609	$10,590	$10,757	$12,273
9/30/2020	$10,616	$10,594	$10,765	$12,275
10/31/2020	$10,622	$10,590	$10,756	$12,239
11/30/2020	$10,640	$10,597	$10,770	$12,423
12/31/2020	$10,645	$10,602	$10,779	$12,499
1/31/2021	$10,661	$10,611	$10,797	$12,579
2/28/2021	$10,656	$10,609	$10,793	$12,379
3/31/2021	$10,660	$10,613	$10,801	$12,455
4/30/2021	$10,666	$10,616	$10,809	$12,560
5/31/2021	$10,670	$10,618	$10,813	$12,597
6/30/2021	$10,675	$10,618	$10,812	$12,632
7/31/2021	$10,690	$10,625	$10,826	$12,736
8/31/2021	$10,683	$10,624	$10,824	$12,690
9/30/2021	$10,675	$10,618	$10,813	$12,598
10/31/2021	$10,668	$10,617	$10,810	$12,561
11/30/2021	$10,671	$10,619	$10,813	$12,668
12/31/2021	$10,675	$10,618	$10,812	$12,689
1/31/2022	$10,622	$10,583	$10,741	$12,341
2/28/2022	$10,604	$10,576	$10,727	$12,297
3/31/2022	$10,554	$10,533	$10,638	$11,898
4/30/2022	$10,515	$10,512	$10,595	$11,569
5/31/2022	$10,556	$10,554	$10,676	$11,741
6/30/2022	$10,553	$10,558	$10,679	$11,549
7/31/2022	$10,607	$10,591	$10,736	$11,854
8/31/2022	$10,562	$10,557	$10,651	$11,594
9/30/2022	$10,507	$10,520	$10,560	$11,149
10/31/2022	$10,521	$10,539	$10,573	$11,057
11/30/2022	$10,603	$10,613	$10,695	$11,574
12/31/2022	$10,618	$10,626	$10,690	$11,607
1/31/2023	$10,689	$10,687	$10,780	$11,940
2/28/2023	$10,650	$10,658	$10,688	$11,670
3/31/2023	$10,722	$10,734	$10,803	$11,929
4/30/2023	$10,716	$10,737	$10,772	$11,902
5/31/2023	$10,721	$10,751	$10,760	$11,799
6/30/2023	$10,773	$10,797	$10,811	$11,917
7/31/2023	$10,803	$10,829	$10,835	$11,964
8/31/2023	$10,813	$10,857	$10,846	$11,792
9/30/2023	$10,801	$10,855	$10,802	$11,446
10/31/2023	$10,838	$10,893	$10,831	$11,349
11/30/2023	$10,942	$10,993	$10,988	$12,069
12/31/2023	$11,001	$11,048	$11,052	$12,350
1/31/2024	$11,025	$11,058	$11,049	$12,287
2/29/2024	$11,050	$11,078	$11,066	$12,303
3/31/2024	$11,075	$11,093	$11,065	$12,302
4/30/2024	$11,100	$11,110	$11,066	$12,150
5/31/2024	$11,124	$11,139	$11,093	$12,114
6/30/2024	$11,185	$11,186	$11,156	$12,300
7/31/2024	$11,247	$11,236	$11,229	$12,412
8/31/2024	$11,298	$11,287	$11,303	$12,510
9/30/2024	$11,339	$11,320	$11,338	$12,633
10/31/2024	$11,344	$11,321	$11,310	$12,449
11/30/2024	$11,384	$11,357	$11,355	$12,664
12/31/2024	$11,389	$11,369	$11,352	$12,480
1/31/2025	$11,441	$11,410	$11,411	$12,542
2/28/2025	$11,481	$11,444	$11,459	$12,667
3/31/2025	$11,498	$11,463	$11,471	$12,452
4/30/2025	$11,506	$11,469	$11,451	$12,352
5/31/2025	$11,559	$11,508	$11,506	$12,360
6/30/2025	$11,601	$11,549	$11,566	$12,437

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	3.72	1.85	1.50
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$823,142,650
# of portfolio holdings	368
Portfolio turnover rate	50%
Total advisory fees paid	$1,076,322

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3107 06-25

Annual Shareholder Report

June 30, 2025

Ultra Short-Term Municipal Income Fund

Class R6

WUSRX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$20	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class R6	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,015	$10,007	$10,014	$10,072
8/31/2015	$10,021	$10,015	$10,030	$10,092
9/30/2015	$10,026	$10,021	$10,043	$10,165
10/31/2015	$10,042	$10,027	$10,053	$10,206
11/30/2015	$10,037	$10,020	$10,040	$10,246
12/31/2015	$10,044	$10,020	$10,039	$10,318
1/31/2016	$10,060	$10,035	$10,069	$10,441
2/29/2016	$10,055	$10,043	$10,085	$10,458
3/31/2016	$10,050	$10,036	$10,071	$10,491
4/30/2016	$10,067	$10,042	$10,082	$10,568
5/31/2016	$10,074	$10,045	$10,087	$10,597
6/30/2016	$10,091	$10,054	$10,105	$10,765
7/31/2016	$10,097	$10,064	$10,123	$10,772
8/31/2016	$10,103	$10,058	$10,107	$10,786
9/30/2016	$10,089	$10,049	$10,086	$10,733
10/31/2016	$10,097	$10,056	$10,093	$10,620
11/30/2016	$10,051	$10,035	$10,049	$10,224
12/31/2016	$10,048	$10,047	$10,069	$10,344
1/31/2017	$10,066	$10,067	$10,105	$10,412
2/28/2017	$10,074	$10,085	$10,139	$10,484
3/31/2017	$10,081	$10,087	$10,139	$10,507
4/30/2017	$10,100	$10,097	$10,155	$10,583
5/31/2017	$10,119	$10,109	$10,174	$10,751
6/30/2017	$10,127	$10,107	$10,165	$10,713
7/31/2017	$10,137	$10,122	$10,189	$10,799
8/31/2017	$10,155	$10,136	$10,212	$10,882
9/30/2017	$10,163	$10,132	$10,200	$10,826
10/31/2017	$10,171	$10,136	$10,201	$10,853
11/30/2017	$10,158	$10,116	$10,155	$10,795
12/31/2017	$10,168	$10,122	$10,162	$10,907
1/31/2018	$10,179	$10,141	$10,190	$10,779
2/28/2018	$10,189	$10,153	$10,208	$10,747
3/31/2018	$10,189	$10,154	$10,200	$10,787
4/30/2018	$10,191	$10,155	$10,191	$10,748
5/31/2018	$10,214	$10,177	$10,224	$10,871
6/30/2018	$10,236	$10,199	$10,260	$10,880
7/31/2018	$10,258	$10,216	$10,282	$10,907
8/31/2018	$10,271	$10,220	$10,278	$10,935
9/30/2018	$10,263	$10,217	$10,258	$10,864
10/31/2018	$10,277	$10,229	$10,267	$10,797
11/30/2018	$10,291	$10,252	$10,300	$10,917
12/31/2018	$10,317	$10,279	$10,338	$11,047
1/31/2019	$10,342	$10,303	$10,371	$11,131
2/28/2019	$10,356	$10,323	$10,394	$11,190
3/31/2019	$10,382	$10,345	$10,422	$11,367
4/30/2019	$10,386	$10,357	$10,430	$11,410
5/31/2019	$10,423	$10,385	$10,469	$11,567
6/30/2019	$10,439	$10,409	$10,501	$11,610
7/31/2019	$10,464	$10,434	$10,536	$11,704
8/31/2019	$10,479	$10,448	$10,551	$11,888
9/30/2019	$10,482	$10,444	$10,529	$11,793
10/31/2019	$10,496	$10,465	$10,559	$11,814
11/30/2019	$10,510	$10,480	$10,577	$11,844
12/31/2019	$10,523	$10,493	$10,593	$11,880
1/31/2020	$10,558	$10,516	$10,630	$12,093
2/29/2020	$10,571	$10,532	$10,652	$12,249
3/31/2020	$10,521	$10,510	$10,599	$11,805
4/30/2020	$10,504	$10,523	$10,623	$11,657
5/31/2020	$10,571	$10,576	$10,728	$12,028
6/30/2020	$10,593	$10,576	$10,728	$12,126
7/31/2020	$10,613	$10,590	$10,755	$12,331
8/31/2020	$10,620	$10,590	$10,757	$12,273
9/30/2020	$10,627	$10,594	$10,765	$12,275
10/31/2020	$10,623	$10,590	$10,756	$12,239
11/30/2020	$10,652	$10,597	$10,770	$12,423
12/31/2020	$10,658	$10,602	$10,779	$12,499
1/31/2021	$10,675	$10,611	$10,797	$12,579
2/28/2021	$10,658	$10,609	$10,793	$12,379
3/31/2021	$10,674	$10,613	$10,801	$12,455
4/30/2021	$10,680	$10,616	$10,809	$12,560
5/31/2021	$10,685	$10,618	$10,813	$12,597
6/30/2021	$10,690	$10,618	$10,812	$12,632
7/31/2021	$10,706	$10,625	$10,826	$12,736
8/31/2021	$10,699	$10,624	$10,824	$12,690
9/30/2021	$10,692	$10,618	$10,813	$12,598
10/31/2021	$10,685	$10,617	$10,810	$12,561
11/30/2021	$10,689	$10,619	$10,813	$12,668
12/31/2021	$10,693	$10,618	$10,812	$12,689
1/31/2022	$10,641	$10,583	$10,741	$12,341
2/28/2022	$10,623	$10,576	$10,727	$12,297
3/31/2022	$10,573	$10,533	$10,638	$11,898
4/30/2022	$10,535	$10,512	$10,595	$11,569
5/31/2022	$10,576	$10,554	$10,676	$11,741
6/30/2022	$10,574	$10,558	$10,679	$11,549
7/31/2022	$10,617	$10,591	$10,736	$11,854
8/31/2022	$10,573	$10,557	$10,651	$11,594
9/30/2022	$10,529	$10,520	$10,560	$11,149
10/31/2022	$10,532	$10,539	$10,573	$11,057
11/30/2022	$10,626	$10,613	$10,695	$11,574
12/31/2022	$10,641	$10,626	$10,690	$11,607
1/31/2023	$10,702	$10,687	$10,780	$11,940
2/28/2023	$10,663	$10,658	$10,688	$11,670
3/31/2023	$10,747	$10,734	$10,803	$11,929
4/30/2023	$10,741	$10,737	$10,772	$11,902
5/31/2023	$10,747	$10,751	$10,760	$11,799
6/30/2023	$10,799	$10,797	$10,811	$11,917
7/31/2023	$10,819	$10,829	$10,835	$11,964
8/31/2023	$10,840	$10,857	$10,846	$11,792
9/30/2023	$10,829	$10,855	$10,802	$11,446
10/31/2023	$10,866	$10,893	$10,831	$11,349
11/30/2023	$10,971	$10,993	$10,988	$12,069
12/31/2023	$11,031	$11,048	$11,052	$12,350
1/31/2024	$11,056	$11,058	$11,049	$12,287
2/29/2024	$11,081	$11,078	$11,066	$12,303
3/31/2024	$11,106	$11,093	$11,065	$12,302
4/30/2024	$11,120	$11,110	$11,066	$12,150
5/31/2024	$11,157	$11,139	$11,093	$12,114
6/30/2024	$11,218	$11,186	$11,156	$12,300
7/31/2024	$11,281	$11,236	$11,229	$12,412
8/31/2024	$11,333	$11,287	$11,303	$12,510
9/30/2024	$11,373	$11,320	$11,338	$12,633
10/31/2024	$11,367	$11,321	$11,310	$12,449
11/30/2024	$11,420	$11,357	$11,355	$12,664
12/31/2024	$11,426	$11,369	$11,352	$12,480
1/31/2025	$11,478	$11,410	$11,411	$12,542
2/28/2025	$11,519	$11,444	$11,459	$12,667
3/31/2025	$11,537	$11,463	$11,471	$12,452
4/30/2025	$11,545	$11,469	$11,451	$12,352
5/31/2025	$11,587	$11,508	$11,506	$12,360
6/30/2025	$11,641	$11,549	$11,566	$12,437

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	3.77	1.91	1.53
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on July 31, 2018 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$823,142,650
# of portfolio holdings	368
Portfolio turnover rate	50%
Total advisory fees paid	$1,076,322

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4815 06-25

Annual Shareholder Report

June 30, 2025

Ultra Short-Term Municipal Income Fund

Class C

WFUSX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$127	1.25%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class C with Load	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,000	$10,007	$10,014	$10,072
8/31/2015	$10,000	$10,015	$10,030	$10,092
9/30/2015	$10,000	$10,021	$10,043	$10,165
10/31/2015	$10,000	$10,027	$10,053	$10,206
11/30/2015	$10,000	$10,020	$10,040	$10,246
12/31/2015	$9,991	$10,020	$10,039	$10,318
1/31/2016	$9,991	$10,035	$10,069	$10,441
2/29/2016	$9,981	$10,043	$10,085	$10,458
3/31/2016	$9,981	$10,036	$10,071	$10,491
4/30/2016	$9,981	$10,042	$10,082	$10,568
5/31/2016	$9,981	$10,045	$10,087	$10,597
6/30/2016	$9,981	$10,054	$10,105	$10,765
7/31/2016	$9,981	$10,064	$10,123	$10,772
8/31/2016	$9,981	$10,058	$10,107	$10,786
9/30/2016	$9,960	$10,049	$10,086	$10,733
10/31/2016	$9,960	$10,056	$10,093	$10,620
11/30/2016	$9,896	$10,035	$10,049	$10,224
12/31/2016	$9,897	$10,047	$10,069	$10,344
1/31/2017	$9,897	$10,067	$10,105	$10,412
2/28/2017	$9,897	$10,085	$10,139	$10,484
3/31/2017	$9,897	$10,087	$10,139	$10,507
4/30/2017	$9,908	$10,097	$10,155	$10,583
5/31/2017	$9,918	$10,109	$10,174	$10,751
6/30/2017	$9,908	$10,107	$10,165	$10,713
7/31/2017	$9,918	$10,122	$10,189	$10,799
8/31/2017	$9,929	$10,136	$10,212	$10,882
9/30/2017	$9,918	$10,132	$10,200	$10,826
10/31/2017	$9,918	$10,136	$10,201	$10,853
11/30/2017	$9,908	$10,116	$10,155	$10,795
12/31/2017	$9,898	$10,122	$10,162	$10,907
1/31/2018	$9,899	$10,141	$10,190	$10,779
2/28/2018	$9,901	$10,153	$10,208	$10,747
3/31/2018	$9,892	$10,154	$10,200	$10,787
4/30/2018	$9,896	$10,155	$10,191	$10,748
5/31/2018	$9,910	$10,177	$10,224	$10,871
6/30/2018	$9,923	$10,199	$10,260	$10,880
7/31/2018	$9,925	$10,216	$10,282	$10,907
8/31/2018	$9,928	$10,220	$10,278	$10,935
9/30/2018	$9,911	$10,217	$10,258	$10,864
10/31/2018	$9,915	$10,229	$10,267	$10,797
11/30/2018	$9,931	$10,252	$10,300	$10,917
12/31/2018	$9,936	$10,279	$10,338	$11,047
1/31/2019	$9,951	$10,303	$10,371	$11,131
2/28/2019	$9,967	$10,323	$10,394	$11,190
3/31/2019	$9,972	$10,345	$10,422	$11,367
4/30/2019	$9,978	$10,357	$10,430	$11,410
5/31/2019	$9,993	$10,385	$10,469	$11,567
6/30/2019	$10,010	$10,409	$10,501	$11,610
7/31/2019	$10,025	$10,434	$10,536	$11,704
8/31/2019	$10,030	$10,448	$10,551	$11,888
9/30/2019	$10,023	$10,444	$10,529	$11,793
10/31/2019	$10,028	$10,465	$10,559	$11,814
11/30/2019	$10,032	$10,480	$10,577	$11,844
12/31/2019	$10,035	$10,493	$10,593	$11,880
1/31/2020	$10,049	$10,516	$10,630	$12,093
2/29/2020	$10,062	$10,532	$10,652	$12,249
3/31/2020	$9,994	$10,510	$10,599	$11,805
4/30/2020	$9,979	$10,523	$10,623	$11,657
5/31/2020	$10,023	$10,576	$10,728	$12,028
6/30/2020	$10,036	$10,576	$10,728	$12,126
7/31/2020	$10,046	$10,590	$10,755	$12,331
8/31/2020	$10,100	$10,590	$10,757	$12,273
9/30/2020	$10,100	$10,594	$10,765	$12,275
10/31/2020	$10,089	$10,590	$10,756	$12,239
11/30/2020	$10,100	$10,597	$10,770	$12,423
12/31/2020	$10,111	$10,602	$10,779	$12,499
1/31/2021	$10,122	$10,611	$10,797	$12,579
2/28/2021	$10,100	$10,609	$10,793	$12,379
3/31/2021	$10,101	$10,613	$10,801	$12,455
4/30/2021	$10,111	$10,616	$10,809	$12,560
5/31/2021	$10,111	$10,618	$10,813	$12,597
6/30/2021	$10,112	$10,618	$10,812	$12,632
7/31/2021	$10,112	$10,625	$10,826	$12,736
8/31/2021	$10,112	$10,624	$10,824	$12,690
9/30/2021	$10,090	$10,618	$10,813	$12,598
10/31/2021	$10,091	$10,617	$10,810	$12,561
11/30/2021	$10,091	$10,619	$10,813	$12,668
12/31/2021	$10,091	$10,618	$10,812	$12,689
1/31/2022	$10,038	$10,583	$10,741	$12,341
2/28/2022	$10,016	$10,576	$10,727	$12,297
3/31/2022	$9,963	$10,533	$10,638	$11,898
4/30/2022	$9,921	$10,512	$10,595	$11,569
5/31/2022	$9,953	$10,554	$10,676	$11,741
6/30/2022	$9,943	$10,558	$10,679	$11,549
7/31/2022	$10,028	$10,591	$10,736	$11,854
8/31/2022	$9,988	$10,557	$10,651	$11,594
9/30/2022	$9,927	$10,520	$10,560	$11,149
10/31/2022	$9,932	$10,539	$10,573	$11,057
11/30/2022	$10,001	$10,613	$10,695	$11,574
12/31/2022	$10,007	$10,626	$10,690	$11,607
1/31/2023	$10,056	$10,687	$10,780	$11,940
2/28/2023	$10,021	$10,658	$10,688	$11,670
3/31/2023	$10,081	$10,734	$10,803	$11,929
4/30/2023	$10,067	$10,737	$10,772	$11,902
5/31/2023	$10,063	$10,751	$10,760	$11,799
6/30/2023	$10,103	$10,797	$10,811	$11,917
7/31/2023	$10,130	$10,829	$10,835	$11,964
8/31/2023	$10,137	$10,857	$10,846	$11,792
9/30/2023	$10,124	$10,855	$10,802	$11,446
10/31/2023	$10,156	$10,893	$10,831	$11,349
11/30/2023	$10,251	$10,993	$10,988	$12,069
12/31/2023	$10,304	$11,048	$11,052	$12,350
1/31/2024	$10,325	$11,058	$11,049	$12,287
2/29/2024	$10,346	$11,078	$11,066	$12,303
3/31/2024	$10,367	$11,093	$11,065	$12,302
4/30/2024	$10,377	$11,110	$11,066	$12,150
5/31/2024	$10,409	$11,139	$11,093	$12,114
6/30/2024	$10,464	$11,186	$11,156	$12,300
7/31/2024	$10,520	$11,236	$11,229	$12,412
8/31/2024	$10,565	$11,287	$11,303	$12,510
9/30/2024	$10,601	$11,320	$11,338	$12,633
10/31/2024	$10,592	$11,321	$11,310	$12,449
11/30/2024	$10,639	$11,357	$11,355	$12,664
12/31/2024	$10,642	$11,369	$11,352	$12,480
1/31/2025	$10,687	$11,410	$11,411	$12,542
2/28/2025	$10,723	$11,444	$11,459	$12,667
3/31/2025	$10,738	$11,463	$11,471	$12,452
4/30/2025	$10,743	$11,469	$11,451	$12,352
5/31/2025	$10,779	$11,508	$11,506	$12,360
6/30/2025	$10,828	$11,549	$11,566	$12,437

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	2.69	1.23	0.80
Class C with Load	1.69	1.23	0.80
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$823,142,650
# of portfolio holdings	368
Portfolio turnover rate	50%
Total advisory fees paid	$1,076,322

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3543 06-25

Annual Shareholder Report

June 30, 2025

Ultra Short-Term Municipal Income Fund

Class A

SMAVX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$49	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A with Load	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,800	$10,000	$10,000	$10,000
7/31/2015	$9,813	$10,007	$10,014	$10,072
8/31/2015	$9,815	$10,015	$10,030	$10,092
9/30/2015	$9,818	$10,021	$10,043	$10,165
10/31/2015	$9,832	$10,027	$10,053	$10,206
11/30/2015	$9,824	$10,020	$10,040	$10,246
12/31/2015	$9,829	$10,020	$10,039	$10,318
1/31/2016	$9,841	$10,035	$10,069	$10,441
2/29/2016	$9,834	$10,043	$10,085	$10,458
3/31/2016	$9,827	$10,036	$10,071	$10,491
4/30/2016	$9,841	$10,042	$10,082	$10,568
5/31/2016	$9,845	$10,045	$10,087	$10,597
6/30/2016	$9,859	$10,054	$10,105	$10,765
7/31/2016	$9,863	$10,064	$10,123	$10,772
8/31/2016	$9,866	$10,058	$10,107	$10,786
9/30/2016	$9,851	$10,049	$10,086	$10,733
10/31/2016	$9,855	$10,056	$10,093	$10,620
11/30/2016	$9,808	$10,035	$10,049	$10,224
12/31/2016	$9,803	$10,047	$10,069	$10,344
1/31/2017	$9,818	$10,067	$10,105	$10,412
2/28/2017	$9,823	$10,085	$10,139	$10,484
3/31/2017	$9,828	$10,087	$10,139	$10,507
4/30/2017	$9,844	$10,097	$10,155	$10,583
5/31/2017	$9,860	$10,109	$10,174	$10,751
6/30/2017	$9,855	$10,107	$10,165	$10,713
7/31/2017	$9,872	$10,122	$10,189	$10,799
8/31/2017	$9,887	$10,136	$10,212	$10,882
9/30/2017	$9,892	$10,132	$10,200	$10,826
10/31/2017	$9,898	$10,136	$10,201	$10,853
11/30/2017	$9,883	$10,116	$10,155	$10,795
12/31/2017	$9,890	$10,122	$10,162	$10,907
1/31/2018	$9,898	$10,141	$10,190	$10,779
2/28/2018	$9,895	$10,153	$10,208	$10,747
3/31/2018	$9,903	$10,154	$10,200	$10,787
4/30/2018	$9,903	$10,155	$10,191	$10,748
5/31/2018	$9,922	$10,177	$10,224	$10,871
6/30/2018	$9,942	$10,199	$10,260	$10,880
7/31/2018	$9,950	$10,216	$10,282	$10,907
8/31/2018	$9,960	$10,220	$10,278	$10,935
9/30/2018	$9,959	$10,217	$10,258	$10,864
10/31/2018	$9,959	$10,229	$10,267	$10,797
11/30/2018	$9,981	$10,252	$10,300	$10,917
12/31/2018	$10,003	$10,279	$10,338	$11,047
1/31/2019	$10,024	$10,303	$10,371	$11,131
2/28/2019	$10,035	$10,323	$10,394	$11,190
3/31/2019	$10,057	$10,345	$10,422	$11,367
4/30/2019	$10,069	$10,357	$10,430	$11,410
5/31/2019	$10,091	$10,385	$10,469	$11,567
6/30/2019	$10,103	$10,409	$10,501	$11,610
7/31/2019	$10,125	$10,434	$10,536	$11,704
8/31/2019	$10,136	$10,448	$10,551	$11,888
9/30/2019	$10,136	$10,444	$10,529	$11,793
10/31/2019	$10,147	$10,465	$10,559	$11,814
11/30/2019	$10,157	$10,480	$10,577	$11,844
12/31/2019	$10,167	$10,493	$10,593	$11,880
1/31/2020	$10,198	$10,516	$10,630	$12,093
2/29/2020	$10,207	$10,532	$10,652	$12,249
3/31/2020	$10,157	$10,510	$10,599	$11,805
4/30/2020	$10,137	$10,523	$10,623	$11,657
5/31/2020	$10,199	$10,576	$10,728	$12,028
6/30/2020	$10,218	$10,576	$10,728	$12,126
7/31/2020	$10,234	$10,590	$10,755	$12,331
8/31/2020	$10,239	$10,590	$10,757	$12,273
9/30/2020	$10,243	$10,594	$10,765	$12,275
10/31/2020	$10,237	$10,590	$10,756	$12,239
11/30/2020	$10,262	$10,597	$10,770	$12,423
12/31/2020	$10,265	$10,602	$10,779	$12,499
1/31/2021	$10,279	$10,611	$10,797	$12,579
2/28/2021	$10,271	$10,609	$10,793	$12,379
3/31/2021	$10,274	$10,613	$10,801	$12,455
4/30/2021	$10,277	$10,616	$10,809	$12,560
5/31/2021	$10,279	$10,618	$10,813	$12,597
6/30/2021	$10,281	$10,618	$10,812	$12,632
7/31/2021	$10,294	$10,625	$10,826	$12,736
8/31/2021	$10,284	$10,624	$10,824	$12,690
9/30/2021	$10,275	$10,618	$10,813	$12,598
10/31/2021	$10,266	$10,617	$10,810	$12,561
11/30/2021	$10,267	$10,619	$10,813	$12,668
12/31/2021	$10,268	$10,618	$10,812	$12,689
1/31/2022	$10,216	$10,583	$10,741	$12,341
2/28/2022	$10,197	$10,576	$10,727	$12,297
3/31/2022	$10,146	$10,533	$10,638	$11,898
4/30/2022	$10,107	$10,512	$10,595	$11,569
5/31/2022	$10,144	$10,554	$10,676	$11,741
6/30/2022	$10,139	$10,558	$10,679	$11,549
7/31/2022	$10,178	$10,591	$10,736	$11,854
8/31/2022	$10,144	$10,557	$10,651	$11,594
9/30/2022	$10,089	$10,520	$10,560	$11,149
10/31/2022	$10,100	$10,539	$10,573	$11,057
11/30/2022	$10,176	$10,613	$10,695	$11,574
12/31/2022	$10,188	$10,626	$10,690	$11,607
1/31/2023	$10,244	$10,687	$10,780	$11,940
2/28/2023	$10,215	$10,658	$10,688	$11,670
3/31/2023	$10,282	$10,734	$10,803	$11,929
4/30/2023	$10,274	$10,737	$10,772	$11,902
5/31/2023	$10,277	$10,751	$10,760	$11,799
6/30/2023	$10,324	$10,797	$10,811	$11,917
7/31/2023	$10,351	$10,829	$10,835	$11,964
8/31/2023	$10,358	$10,857	$10,846	$11,792
9/30/2023	$10,345	$10,855	$10,802	$11,446
10/31/2023	$10,378	$10,893	$10,831	$11,349
11/30/2023	$10,475	$10,993	$10,988	$12,069
12/31/2023	$10,530	$11,048	$11,052	$12,350
1/31/2024	$10,551	$11,058	$11,049	$12,287
2/29/2024	$10,573	$11,078	$11,066	$12,303
3/31/2024	$10,594	$11,093	$11,065	$12,302
4/30/2024	$10,605	$11,110	$11,066	$12,150
5/31/2024	$10,637	$11,139	$11,093	$12,114
6/30/2024	$10,693	$11,186	$11,156	$12,300
7/31/2024	$10,750	$11,236	$11,229	$12,412
8/31/2024	$10,797	$11,287	$11,303	$12,510
9/30/2024	$10,833	$11,320	$11,338	$12,633
10/31/2024	$10,824	$11,321	$11,310	$12,449
11/30/2024	$10,872	$11,357	$11,355	$12,664
12/31/2024	$10,874	$11,369	$11,352	$12,480
1/31/2025	$10,921	$11,410	$11,411	$12,542
2/28/2025	$10,958	$11,444	$11,459	$12,667
3/31/2025	$10,973	$11,463	$11,471	$12,452
4/30/2025	$10,978	$11,469	$11,451	$12,352
5/31/2025	$11,015	$11,508	$11,506	$12,360
6/30/2025	$11,065	$11,549	$11,566	$12,437

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	3.47	1.61	1.22
Class A with Load	1.41	1.20	1.02
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$823,142,650
# of portfolio holdings	368
Portfolio turnover rate	50%
Total advisory fees paid	$1,076,322

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3011 06-25

Annual Shareholder Report

June 30, 2025

Ultra Short-Term Municipal Income Fund

Administrator Class

WUSMX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$51	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Administrator Class	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,013	$10,007	$10,014	$10,072
8/31/2015	$10,017	$10,015	$10,030	$10,092
9/30/2015	$10,021	$10,021	$10,043	$10,165
10/31/2015	$10,035	$10,027	$10,053	$10,206
11/30/2015	$10,028	$10,020	$10,040	$10,246
12/31/2015	$10,033	$10,020	$10,039	$10,318
1/31/2016	$10,046	$10,035	$10,069	$10,441
2/29/2016	$10,040	$10,043	$10,085	$10,458
3/31/2016	$10,033	$10,036	$10,071	$10,491
4/30/2016	$10,048	$10,042	$10,082	$10,568
5/31/2016	$10,052	$10,045	$10,087	$10,597
6/30/2016	$10,068	$10,054	$10,105	$10,765
7/31/2016	$10,072	$10,064	$10,123	$10,772
8/31/2016	$10,076	$10,058	$10,107	$10,786
9/30/2016	$10,060	$10,049	$10,086	$10,733
10/31/2016	$10,066	$10,056	$10,093	$10,620
11/30/2016	$10,018	$10,035	$10,049	$10,224
12/31/2016	$10,013	$10,047	$10,069	$10,344
1/31/2017	$10,029	$10,067	$10,105	$10,412
2/28/2017	$10,036	$10,085	$10,139	$10,484
3/31/2017	$10,041	$10,087	$10,139	$10,507
4/30/2017	$10,058	$10,097	$10,155	$10,583
5/31/2017	$10,075	$10,109	$10,174	$10,751
6/30/2017	$10,071	$10,107	$10,165	$10,713
7/31/2017	$10,088	$10,122	$10,189	$10,799
8/31/2017	$10,104	$10,136	$10,212	$10,882
9/30/2017	$10,100	$10,132	$10,200	$10,826
10/31/2017	$10,106	$10,136	$10,201	$10,853
11/30/2017	$10,102	$10,116	$10,155	$10,795
12/31/2017	$10,110	$10,122	$10,162	$10,907
1/31/2018	$10,108	$10,141	$10,190	$10,779
2/28/2018	$10,116	$10,153	$10,208	$10,747
3/31/2018	$10,125	$10,154	$10,200	$10,787
4/30/2018	$10,125	$10,155	$10,191	$10,748
5/31/2018	$10,145	$10,177	$10,224	$10,871
6/30/2018	$10,166	$10,199	$10,260	$10,880
7/31/2018	$10,186	$10,216	$10,282	$10,907
8/31/2018	$10,185	$10,220	$10,278	$10,935
9/30/2018	$10,186	$10,217	$10,258	$10,864
10/31/2018	$10,186	$10,229	$10,267	$10,797
11/30/2018	$10,209	$10,252	$10,300	$10,917
12/31/2018	$10,232	$10,279	$10,338	$11,047
1/31/2019	$10,254	$10,303	$10,371	$11,131
2/28/2019	$10,266	$10,323	$10,394	$11,190
3/31/2019	$10,289	$10,345	$10,422	$11,367
4/30/2019	$10,302	$10,357	$10,430	$11,410
5/31/2019	$10,325	$10,385	$10,469	$11,567
6/30/2019	$10,338	$10,409	$10,501	$11,610
7/31/2019	$10,361	$10,434	$10,536	$11,704
8/31/2019	$10,373	$10,448	$10,551	$11,888
9/30/2019	$10,374	$10,444	$10,529	$11,793
10/31/2019	$10,385	$10,465	$10,559	$11,814
11/30/2019	$10,396	$10,480	$10,577	$11,844
12/31/2019	$10,407	$10,493	$10,593	$11,880
1/31/2020	$10,439	$10,516	$10,630	$12,093
2/29/2020	$10,449	$10,532	$10,652	$12,249
3/31/2020	$10,398	$10,510	$10,599	$11,805
4/30/2020	$10,390	$10,523	$10,623	$11,657
5/31/2020	$10,442	$10,576	$10,728	$12,028
6/30/2020	$10,461	$10,576	$10,728	$12,126
7/31/2020	$10,478	$10,590	$10,755	$12,331
8/31/2020	$10,483	$10,590	$10,757	$12,273
9/30/2020	$10,487	$10,594	$10,765	$12,275
10/31/2020	$10,492	$10,590	$10,756	$12,239
11/30/2020	$10,507	$10,597	$10,770	$12,423
12/31/2020	$10,510	$10,602	$10,779	$12,499
1/31/2021	$10,524	$10,611	$10,797	$12,579
2/28/2021	$10,516	$10,609	$10,793	$12,379
3/31/2021	$10,518	$10,613	$10,801	$12,455
4/30/2021	$10,521	$10,616	$10,809	$12,560
5/31/2021	$10,524	$10,618	$10,813	$12,597
6/30/2021	$10,526	$10,618	$10,812	$12,632
7/31/2021	$10,539	$10,625	$10,826	$12,736
8/31/2021	$10,529	$10,624	$10,824	$12,690
9/30/2021	$10,520	$10,618	$10,813	$12,598
10/31/2021	$10,510	$10,617	$10,810	$12,561
11/30/2021	$10,522	$10,619	$10,813	$12,668
12/31/2021	$10,513	$10,618	$10,812	$12,689
1/31/2022	$10,459	$10,583	$10,741	$12,341
2/28/2022	$10,439	$10,576	$10,727	$12,297
3/31/2022	$10,387	$10,533	$10,638	$11,898
4/30/2022	$10,347	$10,512	$10,595	$11,569
5/31/2022	$10,385	$10,554	$10,676	$11,741
6/30/2022	$10,380	$10,558	$10,679	$11,549
7/31/2022	$10,431	$10,591	$10,736	$11,854
8/31/2022	$10,385	$10,557	$10,651	$11,594
9/30/2022	$10,328	$10,520	$10,560	$11,149
10/31/2022	$10,340	$10,539	$10,573	$11,057
11/30/2022	$10,418	$10,613	$10,695	$11,574
12/31/2022	$10,430	$10,626	$10,690	$11,607
1/31/2023	$10,499	$10,687	$10,780	$11,940
2/28/2023	$10,458	$10,658	$10,688	$11,670
3/31/2023	$10,527	$10,734	$10,803	$11,929
4/30/2023	$10,518	$10,737	$10,772	$11,902
5/31/2023	$10,532	$10,751	$10,760	$11,799
6/30/2023	$10,570	$10,797	$10,811	$11,917
7/31/2023	$10,597	$10,829	$10,835	$11,964
8/31/2023	$10,604	$10,857	$10,846	$11,792
9/30/2023	$10,591	$10,855	$10,802	$11,446
10/31/2023	$10,624	$10,893	$10,831	$11,349
11/30/2023	$10,724	$10,993	$10,988	$12,069
12/31/2023	$10,780	$11,048	$11,052	$12,350
1/31/2024	$10,802	$11,058	$11,049	$12,287
2/29/2024	$10,824	$11,078	$11,066	$12,303
3/31/2024	$10,846	$11,093	$11,065	$12,302
4/30/2024	$10,868	$11,110	$11,066	$12,150
5/31/2024	$10,890	$11,139	$11,093	$12,114
6/30/2024	$10,947	$11,186	$11,156	$12,300
7/31/2024	$11,005	$11,236	$11,229	$12,412
8/31/2024	$11,053	$11,287	$11,303	$12,510
9/30/2024	$11,090	$11,320	$11,338	$12,633
10/31/2024	$11,093	$11,321	$11,310	$12,449
11/30/2024	$11,130	$11,357	$11,355	$12,664
12/31/2024	$11,133	$11,369	$11,352	$12,480
1/31/2025	$11,181	$11,410	$11,411	$12,542
2/28/2025	$11,218	$11,444	$11,459	$12,667
3/31/2025	$11,232	$11,463	$11,471	$12,452
4/30/2025	$11,238	$11,469	$11,451	$12,352
5/31/2025	$11,287	$11,508	$11,506	$12,360
6/30/2025	$11,326	$11,549	$11,566	$12,437

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	3.46	1.60	1.25
Ultra Short-Term Municipal Income Blended IndexFootnote Reference*	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$823,142,650
# of portfolio holdings	368
Portfolio turnover rate	50%
Total advisory fees paid	$1,076,322

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3764 06-25

Annual Shareholder Report

June 30, 2025

Ultra Short-Term Municipal Income Fund

Class A2

WFUNX

This annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$41	0.40%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, duration positioning, credit allocation, and sector and security selection were contributors to performance. There were no notable detractors.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A2	Ultra Short-Term Municipal Income Blended Index	Bloomberg 1 Year Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,013	$10,007	$10,014	$10,072
8/31/2015	$10,016	$10,015	$10,030	$10,092
9/30/2015	$10,019	$10,021	$10,043	$10,165
10/31/2015	$10,032	$10,027	$10,053	$10,206
11/30/2015	$10,025	$10,020	$10,040	$10,246
12/31/2015	$10,029	$10,020	$10,039	$10,318
1/31/2016	$10,042	$10,035	$10,069	$10,441
2/29/2016	$10,035	$10,043	$10,085	$10,458
3/31/2016	$10,027	$10,036	$10,071	$10,491
4/30/2016	$10,042	$10,042	$10,082	$10,568
5/31/2016	$10,046	$10,045	$10,087	$10,597
6/30/2016	$10,060	$10,054	$10,105	$10,765
7/31/2016	$10,064	$10,064	$10,123	$10,772
8/31/2016	$10,068	$10,058	$10,107	$10,786
9/30/2016	$10,052	$10,049	$10,086	$10,733
10/31/2016	$10,056	$10,056	$10,093	$10,620
11/30/2016	$10,008	$10,035	$10,049	$10,224
12/31/2016	$10,003	$10,047	$10,069	$10,344
1/31/2017	$10,018	$10,067	$10,105	$10,412
2/28/2017	$10,024	$10,085	$10,139	$10,484
3/31/2017	$10,029	$10,087	$10,139	$10,507
4/30/2017	$10,045	$10,097	$10,155	$10,583
5/31/2017	$10,061	$10,109	$10,174	$10,751
6/30/2017	$10,056	$10,107	$10,165	$10,713
7/31/2017	$10,073	$10,122	$10,189	$10,799
8/31/2017	$10,089	$10,136	$10,212	$10,882
9/30/2017	$10,094	$10,132	$10,200	$10,826
10/31/2017	$10,100	$10,136	$10,201	$10,853
11/30/2017	$10,085	$10,116	$10,155	$10,795
12/31/2017	$10,092	$10,122	$10,162	$10,907
1/31/2018	$10,100	$10,141	$10,190	$10,779
2/28/2018	$10,097	$10,153	$10,208	$10,747
3/31/2018	$10,105	$10,154	$10,200	$10,787
4/30/2018	$10,105	$10,155	$10,191	$10,748
5/31/2018	$10,125	$10,177	$10,224	$10,871
6/30/2018	$10,145	$10,199	$10,260	$10,880
7/31/2018	$10,153	$10,216	$10,282	$10,907
8/31/2018	$10,163	$10,220	$10,278	$10,935
9/30/2018	$10,163	$10,217	$10,258	$10,864
10/31/2018	$10,163	$10,229	$10,267	$10,797
11/30/2018	$10,185	$10,252	$10,300	$10,917
12/31/2018	$10,207	$10,279	$10,338	$11,047
1/31/2019	$10,229	$10,303	$10,371	$11,131
2/28/2019	$10,240	$10,323	$10,394	$11,190
3/31/2019	$10,263	$10,345	$10,422	$11,367
4/30/2019	$10,275	$10,357	$10,430	$11,410
5/31/2019	$10,297	$10,385	$10,469	$11,567
6/30/2019	$10,310	$10,409	$10,501	$11,610
7/31/2019	$10,332	$10,434	$10,536	$11,704
8/31/2019	$10,343	$10,448	$10,551	$11,888
9/30/2019	$10,343	$10,444	$10,529	$11,793
10/31/2019	$10,354	$10,465	$10,559	$11,814
11/30/2019	$10,365	$10,480	$10,577	$11,844
12/31/2019	$10,375	$10,493	$10,593	$11,880
1/31/2020	$10,406	$10,516	$10,630	$12,093
2/29/2020	$10,415	$10,532	$10,652	$12,249
3/31/2020	$10,364	$10,510	$10,599	$11,805
4/30/2020	$10,344	$10,523	$10,623	$11,657
5/31/2020	$10,406	$10,576	$10,728	$12,028
6/30/2020	$10,425	$10,576	$10,728	$12,126
7/31/2020	$10,442	$10,590	$10,755	$12,331
8/31/2020	$10,447	$10,590	$10,757	$12,273
9/30/2020	$10,451	$10,594	$10,765	$12,275
10/31/2020	$10,455	$10,590	$10,756	$12,239
11/30/2020	$10,470	$10,597	$10,770	$12,423
12/31/2020	$10,474	$10,602	$10,779	$12,499
1/31/2021	$10,487	$10,611	$10,797	$12,579
2/28/2021	$10,479	$10,609	$10,793	$12,379
3/31/2021	$10,482	$10,613	$10,801	$12,455
4/30/2021	$10,485	$10,616	$10,809	$12,560
5/31/2021	$10,487	$10,618	$10,813	$12,597
6/30/2021	$10,490	$10,618	$10,812	$12,632
7/31/2021	$10,502	$10,625	$10,826	$12,736
8/31/2021	$10,493	$10,624	$10,824	$12,690
9/30/2021	$10,483	$10,618	$10,813	$12,598
10/31/2021	$10,474	$10,617	$10,810	$12,561
11/30/2021	$10,475	$10,619	$10,813	$12,668
12/31/2021	$10,476	$10,618	$10,812	$12,689
1/31/2022	$10,422	$10,583	$10,741	$12,341
2/28/2022	$10,403	$10,576	$10,727	$12,297
3/31/2022	$10,351	$10,533	$10,638	$11,898
4/30/2022	$10,312	$10,512	$10,595	$11,569
5/31/2022	$10,351	$10,554	$10,676	$11,741
6/30/2022	$10,347	$10,558	$10,679	$11,549
7/31/2022	$10,387	$10,591	$10,736	$11,854
8/31/2022	$10,353	$10,557	$10,651	$11,594
9/30/2022	$10,298	$10,520	$10,560	$11,149
10/31/2022	$10,310	$10,539	$10,573	$11,057
11/30/2022	$10,389	$10,613	$10,695	$11,574
12/31/2022	$10,402	$10,626	$10,690	$11,607
1/31/2023	$10,460	$10,687	$10,780	$11,940
2/28/2023	$10,420	$10,658	$10,688	$11,670
3/31/2023	$10,501	$10,734	$10,803	$11,929
4/30/2023	$10,493	$10,737	$10,772	$11,902
5/31/2023	$10,497	$10,751	$10,760	$11,799
6/30/2023	$10,546	$10,797	$10,811	$11,917
7/31/2023	$10,575	$10,829	$10,835	$11,964
8/31/2023	$10,583	$10,857	$10,846	$11,792
9/30/2023	$10,570	$10,855	$10,802	$11,446
10/31/2023	$10,604	$10,893	$10,831	$11,349
11/30/2023	$10,705	$10,993	$10,988	$12,069
12/31/2023	$10,762	$11,048	$11,052	$12,350
1/31/2024	$10,784	$11,058	$11,049	$12,287
2/29/2024	$10,807	$11,078	$11,066	$12,303
3/31/2024	$10,830	$11,093	$11,065	$12,302
4/30/2024	$10,841	$11,110	$11,066	$12,150
5/31/2024	$10,876	$11,139	$11,093	$12,114
6/30/2024	$10,934	$11,186	$11,156	$12,300
7/31/2024	$10,993	$11,236	$11,229	$12,412
8/31/2024	$11,042	$11,287	$11,303	$12,510
9/30/2024	$11,080	$11,320	$11,338	$12,633
10/31/2024	$11,083	$11,321	$11,310	$12,449
11/30/2024	$11,121	$11,357	$11,355	$12,664
12/31/2024	$11,125	$11,369	$11,352	$12,480
1/31/2025	$11,174	$11,410	$11,411	$12,542
2/28/2025	$11,212	$11,444	$11,459	$12,667
3/31/2025	$11,227	$11,463	$11,471	$12,452
4/30/2025	$11,233	$11,469	$11,451	$12,352
5/31/2025	$11,272	$11,508	$11,506	$12,360
6/30/2025	$11,323	$11,549	$11,566	$12,437

Ultra Short-Term Municipal Income Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A2Footnote Reference*	3.56	1.67	1.25
Ultra Short-Term Municipal Income Blended IndexFootnote Reference†	3.25	1.78	1.45
Bloomberg 1 Year Municipal Bond Index	3.67	1.51	1.47
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance for the Class A2 shares prior to their inception on May 29, 2020 reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.
Footnote†	Source: Allspring Funds Management, LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and 50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

KEY FUND STATISTICS

Total net assets	$823,142,650
# of portfolio holdings	368
Portfolio turnover rate	50%
Total advisory fees paid	$1,076,322

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	6.6
AA/Aa	37.0
A/A	36.2
BBB/Baa	8.8
BB/Ba	0.5
B/B	0.3
Not Rated	10.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Lee County IDA Health System, Inc. Obligated Group Series B, 2.52%, 4‑1‑2049	2.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series E, 2.05%, 11‑1‑2040	1.8
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 2.20%, 6‑1‑2036	1.6
Residual Interest Bond Floater Trust Various States Series 2024-012, 2.17%, 11‑1‑2064	1.5
City of Los Angeles, 5.00%, 6‑25‑2026	1.2
Tender Option Bond Trust Receipts/Certificates Series MS0041, 2.32%, 5‑1‑2026	1.2
City of Dallas, 6.00%, 8‑15‑2053	1.0
Central Bradford Progress Authority Guthrie Clinic Series D, 2.56%, 12‑1‑2041	0.9
Rural Water Financing Agency County of Macon Series B, 3.05%, 5‑1‑2027	0.8
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12‑1‑2044	0.8

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	55.7
1-3 years	30.1
3-5 years	13.1
5-10 years	1.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR5102 06-25

Annual Shareholder Report

June 30, 2025

Wisconsin Tax-Free Fund

Institutional Class

WWTIX

This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$53	0.52%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, sector and security selection as well as duration positioning were the main drivers of Fund performance. There were no notable detractors from performance for the year.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Institutional Class	Bloomberg Wisconsin Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,055	$10,067	$10,072
8/31/2015	$10,055	$10,091	$10,092
9/30/2015	$10,122	$10,167	$10,165
10/31/2015	$10,171	$10,208	$10,206
11/30/2015	$10,201	$10,223	$10,246
12/31/2015	$10,261	$10,277	$10,318
1/31/2016	$10,345	$10,393	$10,441
2/29/2016	$10,356	$10,420	$10,458
3/31/2016	$10,365	$10,440	$10,491
4/30/2016	$10,422	$10,497	$10,568
5/31/2016	$10,431	$10,520	$10,597
6/30/2016	$10,545	$10,675	$10,765
7/31/2016	$10,525	$10,686	$10,772
8/31/2016	$10,554	$10,709	$10,786
9/30/2016	$10,526	$10,644	$10,733
10/31/2016	$10,460	$10,550	$10,620
11/30/2016	$10,177	$10,170	$10,224
12/31/2016	$10,238	$10,282	$10,344
1/31/2017	$10,242	$10,368	$10,412
2/28/2017	$10,315	$10,440	$10,484
3/31/2017	$10,339	$10,460	$10,507
4/30/2017	$10,402	$10,532	$10,583
5/31/2017	$10,531	$10,674	$10,751
6/30/2017	$10,506	$10,639	$10,713
7/31/2017	$10,578	$10,719	$10,799
8/31/2017	$10,671	$10,781	$10,882
9/30/2017	$10,637	$10,723	$10,826
10/31/2017	$10,651	$10,748	$10,853
11/30/2017	$10,625	$10,675	$10,795
12/31/2017	$10,698	$10,776	$10,907
1/31/2018	$10,604	$10,660	$10,779
2/28/2018	$10,571	$10,628	$10,747
3/31/2018	$10,615	$10,659	$10,787
4/30/2018	$10,591	$10,626	$10,748
5/31/2018	$10,696	$10,735	$10,871
6/30/2018	$10,711	$10,748	$10,880
7/31/2018	$10,736	$10,778	$10,907
8/31/2018	$10,752	$10,803	$10,935
9/30/2018	$10,707	$10,730	$10,864
10/31/2018	$10,653	$10,676	$10,797
11/30/2018	$10,760	$10,782	$10,917
12/31/2018	$10,876	$10,919	$11,047
1/31/2019	$10,953	$11,003	$11,131
2/28/2019	$11,000	$11,054	$11,190
3/31/2019	$11,127	$11,197	$11,367
4/30/2019	$11,164	$11,223	$11,410
5/31/2019	$11,281	$11,362	$11,567
6/30/2019	$11,327	$11,411	$11,610
7/31/2019	$11,404	$11,495	$11,704
8/31/2019	$11,531	$11,624	$11,888
9/30/2019	$11,484	$11,543	$11,793
10/31/2019	$11,498	$11,577	$11,814
11/30/2019	$11,521	$11,603	$11,844
12/31/2019	$11,549	$11,641	$11,880
1/31/2020	$11,685	$11,806	$12,093
2/29/2020	$11,790	$11,925	$12,249
3/31/2020	$11,543	$11,626	$11,805
4/30/2020	$11,420	$11,518	$11,657
5/31/2020	$11,651	$11,879	$12,028
6/30/2020	$11,693	$11,930	$12,126
7/31/2020	$11,819	$12,077	$12,331
8/31/2020	$11,799	$12,048	$12,273
9/30/2020	$11,799	$12,067	$12,275
10/31/2020	$11,788	$12,027	$12,239
11/30/2020	$11,926	$12,157	$12,423
12/31/2020	$11,978	$12,202	$12,499
1/31/2021	$12,019	$12,274	$12,579
2/28/2021	$11,912	$12,112	$12,379
3/31/2021	$11,974	$12,179	$12,455
4/30/2021	$12,036	$12,251	$12,560
5/31/2021	$12,077	$12,281	$12,597
6/30/2021	$12,106	$12,315	$12,632
7/31/2021	$12,189	$12,404	$12,736
8/31/2021	$12,175	$12,372	$12,690
9/30/2021	$12,108	$12,305	$12,598
10/31/2021	$12,083	$12,268	$12,561
11/30/2021	$12,156	$12,346	$12,668
12/31/2021	$12,165	$12,365	$12,689
1/31/2022	$11,934	$12,067	$12,341
2/28/2022	$11,889	$12,041	$12,297
3/31/2022	$11,626	$11,690	$11,898
4/30/2022	$11,353	$11,374	$11,569
5/31/2022	$11,461	$11,512	$11,741
6/30/2022	$11,286	$11,319	$11,549
7/31/2022	$11,537	$11,601	$11,854
8/31/2022	$11,296	$11,335	$11,594
9/30/2022	$10,912	$10,886	$11,149
10/31/2022	$10,836	$10,803	$11,057
11/30/2022	$11,291	$11,269	$11,574
12/31/2022	$11,293	$11,317	$11,607
1/31/2023	$11,573	$11,620	$11,940
2/28/2023	$11,332	$11,350	$11,670
3/31/2023	$11,536	$11,595	$11,929
4/30/2023	$11,518	$11,541	$11,902
5/31/2023	$11,432	$11,449	$11,799
6/30/2023	$11,526	$11,586	$11,917
7/31/2023	$11,541	$11,649	$11,964
8/31/2023	$11,398	$11,466	$11,792
9/30/2023	$11,109	$11,114	$11,446
10/31/2023	$10,978	$11,005	$11,349
11/30/2023	$11,652	$11,728	$12,069
12/31/2023	$11,917	$12,015	$12,350
1/31/2024	$11,898	$11,948	$12,287
2/29/2024	$11,892	$11,973	$12,303
3/31/2024	$11,896	$11,978	$12,302
4/30/2024	$11,764	$11,828	$12,150
5/31/2024	$11,713	$11,797	$12,114
6/30/2024	$11,960	$12,002	$12,300
7/31/2024	$12,070	$12,115	$12,412
8/31/2024	$12,182	$12,225	$12,510
9/30/2024	$12,305	$12,326	$12,633
10/31/2024	$12,137	$12,149	$12,449
11/30/2024	$12,318	$12,367	$12,664
12/31/2024	$12,172	$12,180	$12,480
1/31/2025	$12,226	$12,251	$12,542
2/28/2025	$12,351	$12,359	$12,667
3/31/2025	$12,169	$12,184	$12,452
4/30/2025	$12,106	$12,095	$12,352
5/31/2025	$12,079	$12,111	$12,360
6/30/2025	$12,194	$12,179	$12,437

Wisconsin Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional ClassFootnote Reference*	1.95	0.84	2.00
Bloomberg Wisconsin Municipal Bond Index	1.47	0.41	1.99
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Footnote	Description
Footnote*	Historical performance shown for the Institutional Class shares prior to their inception on October 31, 2016 reflects the performance of the Class A shares and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

KEY FUND STATISTICS

Total net assets	$130,749,275
# of portfolio holdings	158
Portfolio turnover rate	14%
Total advisory fees paid	$390,296

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.8
AA/Aa	28.0
A/A	39.3
BBB/Baa	26.7
B/B	0.2
Not Rated	4.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.6
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	2.2
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.0
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11‑1‑2058	1.8
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.7
Guam Government Waterworks Authority, 5.00%, 1‑1‑2046	1.7
Wisconsin HEFA Medical College of Wisconsin, Inc., 5.00%, 12‑1‑2041	1.6

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	8.9
1-3 years	16.1
3-5 years	6.2
5-10 years	16.9
10-20 years	30.4
20-30 years	20.5
30+ years	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4716 06-25

Annual Shareholder Report

June 30, 2025

Wisconsin Tax-Free Fund

Class C

WWTCX

This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$146	1.45%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, sector and security selection as well as duration positioning were the main drivers of Fund performance. There were no notable detractors from performance for the year.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class C with Load	Bloomberg Wisconsin Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,049	$10,067	$10,072
8/31/2015	$10,042	$10,091	$10,092
9/30/2015	$10,103	$10,167	$10,165
10/31/2015	$10,146	$10,208	$10,206
11/30/2015	$10,169	$10,223	$10,246
12/31/2015	$10,222	$10,277	$10,318
1/31/2016	$10,300	$10,393	$10,441
2/29/2016	$10,304	$10,420	$10,458
3/31/2016	$10,307	$10,440	$10,491
4/30/2016	$10,357	$10,497	$10,568
5/31/2016	$10,360	$10,520	$10,597
6/30/2016	$10,466	$10,675	$10,765
7/31/2016	$10,440	$10,686	$10,772
8/31/2016	$10,462	$10,709	$10,786
9/30/2016	$10,418	$10,644	$10,733
10/31/2016	$10,356	$10,550	$10,620
11/30/2016	$10,068	$10,170	$10,224
12/31/2016	$10,120	$10,282	$10,344
1/31/2017	$10,116	$10,368	$10,412
2/28/2017	$10,181	$10,440	$10,484
3/31/2017	$10,197	$10,460	$10,507
4/30/2017	$10,251	$10,532	$10,583
5/31/2017	$10,371	$10,674	$10,751
6/30/2017	$10,338	$10,639	$10,713
7/31/2017	$10,401	$10,719	$10,799
8/31/2017	$10,483	$10,781	$10,882
9/30/2017	$10,442	$10,723	$10,826
10/31/2017	$10,447	$10,748	$10,853
11/30/2017	$10,414	$10,675	$10,795
12/31/2017	$10,477	$10,776	$10,907
1/31/2018	$10,377	$10,660	$10,779
2/28/2018	$10,337	$10,628	$10,747
3/31/2018	$10,372	$10,659	$10,787
4/30/2018	$10,341	$10,626	$10,748
5/31/2018	$10,435	$10,735	$10,871
6/30/2018	$10,442	$10,748	$10,880
7/31/2018	$10,458	$10,778	$10,907
8/31/2018	$10,465	$10,803	$10,935
9/30/2018	$10,404	$10,730	$10,864
10/31/2018	$10,353	$10,676	$10,797
11/30/2018	$10,449	$10,782	$10,917
12/31/2018	$10,554	$10,919	$11,047
1/31/2019	$10,619	$11,003	$11,131
2/28/2019	$10,657	$11,054	$11,190
3/31/2019	$10,772	$11,197	$11,367
4/30/2019	$10,799	$11,223	$11,410
5/31/2019	$10,904	$11,362	$11,567
6/30/2019	$10,941	$11,411	$11,610
7/31/2019	$11,006	$11,495	$11,704
8/31/2019	$11,120	$11,624	$11,888
9/30/2019	$11,066	$11,543	$11,793
10/31/2019	$11,071	$11,577	$11,814
11/30/2019	$11,085	$11,603	$11,844
12/31/2019	$11,103	$11,641	$11,880
1/31/2020	$11,225	$11,806	$12,093
2/29/2020	$11,317	$11,925	$12,249
3/31/2020	$11,062	$11,626	$11,805
4/30/2020	$10,945	$11,518	$11,657
5/31/2020	$11,147	$11,879	$12,028
6/30/2020	$11,189	$11,930	$12,126
7/31/2020	$11,302	$12,077	$12,331
8/31/2020	$11,273	$12,048	$12,273
9/30/2020	$11,265	$12,067	$12,275
10/31/2020	$11,245	$12,027	$12,239
11/30/2020	$11,368	$12,157	$12,423
12/31/2020	$11,408	$12,202	$12,499
1/31/2021	$11,438	$12,274	$12,579
2/28/2021	$11,329	$12,112	$12,379
3/31/2021	$11,369	$12,179	$12,455
4/30/2021	$11,429	$12,251	$12,560
5/31/2021	$11,458	$12,281	$12,597
6/30/2021	$11,478	$12,315	$12,632
7/31/2021	$11,547	$12,404	$12,736
8/31/2021	$11,525	$12,372	$12,690
9/30/2021	$11,453	$12,305	$12,598
10/31/2021	$11,420	$12,268	$12,561
11/30/2021	$11,480	$12,346	$12,668
12/31/2021	$11,479	$12,365	$12,689
1/31/2022	$11,252	$12,067	$12,341
2/28/2022	$11,202	$12,041	$12,297
3/31/2022	$10,946	$11,690	$11,898
4/30/2022	$10,680	$11,374	$11,569
5/31/2022	$10,773	$11,512	$11,741
6/30/2022	$10,601	$11,319	$11,549
7/31/2022	$10,828	$11,601	$11,854
8/31/2022	$10,583	$11,335	$11,594
9/30/2022	$10,225	$10,886	$11,149
10/31/2022	$10,146	$10,803	$11,057
11/30/2022	$10,553	$11,269	$11,574
12/31/2022	$10,558	$11,317	$11,607
1/31/2023	$10,811	$11,620	$11,940
2/28/2023	$10,578	$11,350	$11,670
3/31/2023	$10,760	$11,595	$11,929
4/30/2023	$10,735	$11,541	$11,902
5/31/2023	$10,646	$11,449	$11,799
6/30/2023	$10,725	$11,586	$11,917
7/31/2023	$10,738	$11,649	$11,964
8/31/2023	$10,603	$11,466	$11,792
9/30/2023	$10,333	$11,114	$11,446
10/31/2023	$10,209	$11,005	$11,349
11/30/2023	$10,834	$11,728	$12,069
12/31/2023	$11,080	$12,015	$12,350
1/31/2024	$11,060	$11,948	$12,287
2/29/2024	$11,053	$11,973	$12,303
3/31/2024	$11,055	$11,978	$12,302
4/30/2024	$10,931	$11,828	$12,150
5/31/2024	$10,881	$11,797	$12,114
6/30/2024	$11,110	$12,002	$12,300
7/31/2024	$11,200	$12,115	$12,412
8/31/2024	$11,312	$12,225	$12,510
9/30/2024	$11,424	$12,326	$12,633
10/31/2024	$11,267	$12,149	$12,449
11/30/2024	$11,433	$12,367	$12,664
12/31/2024	$11,296	$12,180	$12,480
1/31/2025	$11,344	$12,251	$12,542
2/28/2025	$11,459	$12,359	$12,667
3/31/2025	$11,289	$12,184	$12,452
4/30/2025	$11,229	$12,095	$12,352
5/31/2025	$11,203	$12,111	$12,360
6/30/2025	$11,308	$12,179	$12,437

Wisconsin Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	1.01	(0.11)	1.24
Class C with Load	0.01	(0.11)	1.24
Bloomberg Wisconsin Municipal Bond Index	1.47	0.41	1.99
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$130,749,275
# of portfolio holdings	158
Portfolio turnover rate	14%
Total advisory fees paid	$390,296

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.8
AA/Aa	28.0
A/A	39.3
BBB/Baa	26.7
B/B	0.2
Not Rated	4.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.6
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	2.2
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.0
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11‑1‑2058	1.8
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.7
Guam Government Waterworks Authority, 5.00%, 1‑1‑2046	1.7
Wisconsin HEFA Medical College of Wisconsin, Inc., 5.00%, 12‑1‑2041	1.6

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	8.9
1-3 years	16.1
3-5 years	6.2
5-10 years	16.9
10-20 years	30.4
20-30 years	20.5
30+ years	1.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3520 06-25

Annual Shareholder Report

June 30, 2025

Wisconsin Tax-Free Fund

Class A

WWTFX

This annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$69	0.68%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

How did the Fund perform last year and what affected its performance?

The municipal market experienced periods of volatility over the past year. However, the Bloomberg Municipal Bond Index finished the one-year period that ended June 30, 2025, with a gain of 1.1%. The Federal Reserve has maintained a cautious approach as geopolitical uncertainty, trade tensions, and potential tariff ramification weigh on the markets. For the period, sector and security selection as well as duration positioning were the main drivers of Fund performance. There were no notable detractors from performance for the year.

We believe that an active approach will continue to benefit clients as the potential for further market volatility remains and that thoughtful positioning of portfolios can help navigate uncertain markets.

Total return based on a $10,000 investment

	Class A with Load	Bloomberg Wisconsin Municipal Bond Index	Bloomberg Municipal Bond Index
6/30/2015	$9,550	$10,000	$10,000
7/31/2015	$9,603	$10,067	$10,072
8/31/2015	$9,603	$10,091	$10,092
9/30/2015	$9,667	$10,167	$10,165
10/31/2015	$9,714	$10,208	$10,206
11/30/2015	$9,742	$10,223	$10,246
12/31/2015	$9,799	$10,277	$10,318
1/31/2016	$9,880	$10,393	$10,441
2/29/2016	$9,890	$10,420	$10,458
3/31/2016	$9,899	$10,440	$10,491
4/30/2016	$9,953	$10,497	$10,568
5/31/2016	$9,962	$10,520	$10,597
6/30/2016	$10,070	$10,675	$10,765
7/31/2016	$10,052	$10,686	$10,772
8/31/2016	$10,079	$10,709	$10,786
9/30/2016	$10,053	$10,644	$10,733
10/31/2016	$9,990	$10,550	$10,620
11/30/2016	$9,718	$10,170	$10,224
12/31/2016	$9,775	$10,282	$10,344
1/31/2017	$9,777	$10,368	$10,412
2/28/2017	$9,845	$10,440	$10,484
3/31/2017	$9,867	$10,460	$10,507
4/30/2017	$9,925	$10,532	$10,583
5/31/2017	$10,047	$10,674	$10,751
6/30/2017	$10,022	$10,639	$10,713
7/31/2017	$10,089	$10,719	$10,799
8/31/2017	$10,175	$10,781	$10,882
9/30/2017	$10,142	$10,723	$10,826
10/31/2017	$10,153	$10,748	$10,853
11/30/2017	$10,127	$10,675	$10,795
12/31/2017	$10,195	$10,776	$10,907
1/31/2018	$10,104	$10,660	$10,779
2/28/2018	$10,071	$10,628	$10,747
3/31/2018	$10,112	$10,659	$10,787
4/30/2018	$10,088	$10,626	$10,748
5/31/2018	$10,186	$10,735	$10,871
6/30/2018	$10,199	$10,748	$10,880
7/31/2018	$10,221	$10,778	$10,907
8/31/2018	$10,234	$10,803	$10,935
9/30/2018	$10,181	$10,730	$10,864
10/31/2018	$10,137	$10,676	$10,797
11/30/2018	$10,238	$10,782	$10,917
12/31/2018	$10,347	$10,919	$11,047
1/31/2019	$10,418	$11,003	$11,131
2/28/2019	$10,461	$11,054	$11,190
3/31/2019	$10,581	$11,197	$11,367
4/30/2019	$10,614	$11,223	$11,410
5/31/2019	$10,723	$11,362	$11,567
6/30/2019	$10,766	$11,411	$11,610
7/31/2019	$10,837	$11,495	$11,704
8/31/2019	$10,956	$11,624	$11,888
9/30/2019	$10,910	$11,543	$11,793
10/31/2019	$10,921	$11,577	$11,814
11/30/2019	$10,942	$11,603	$11,844
12/31/2019	$10,967	$11,641	$11,880
1/31/2020	$11,095	$11,806	$12,093
2/29/2020	$11,192	$11,925	$12,249
3/31/2020	$10,947	$11,626	$11,805
4/30/2020	$10,837	$11,518	$11,657
5/31/2020	$11,045	$11,879	$12,028
6/30/2020	$11,094	$11,930	$12,126
7/31/2020	$11,212	$12,077	$12,331
8/31/2020	$11,191	$12,048	$12,273
9/30/2020	$11,190	$12,067	$12,275
10/31/2020	$11,178	$12,027	$12,239
11/30/2020	$11,307	$12,157	$12,423
12/31/2020	$11,355	$12,202	$12,499
1/31/2021	$11,392	$12,274	$12,579
2/28/2021	$11,290	$12,112	$12,379
3/31/2021	$11,337	$12,179	$12,455
4/30/2021	$11,404	$12,251	$12,560
5/31/2021	$11,441	$12,281	$12,597
6/30/2021	$11,467	$12,315	$12,632
7/31/2021	$11,544	$12,404	$12,736
8/31/2021	$11,529	$12,372	$12,690
9/30/2021	$11,464	$12,305	$12,598
10/31/2021	$11,439	$12,268	$12,561
11/30/2021	$11,506	$12,346	$12,668
12/31/2021	$11,513	$12,365	$12,689
1/31/2022	$11,292	$12,067	$12,341
2/28/2022	$11,249	$12,041	$12,297
3/31/2022	$10,999	$11,690	$11,898
4/30/2022	$10,738	$11,374	$11,569
5/31/2022	$10,839	$11,512	$11,741
6/30/2022	$10,672	$11,319	$11,549
7/31/2022	$10,908	$11,601	$11,854
8/31/2022	$10,668	$11,335	$11,594
9/30/2022	$10,314	$10,886	$11,149
10/31/2022	$10,241	$10,803	$11,057
11/30/2022	$10,669	$11,269	$11,574
12/31/2022	$10,670	$11,317	$11,607
1/31/2023	$10,933	$11,620	$11,940
2/28/2023	$10,704	$11,350	$11,670
3/31/2023	$10,895	$11,595	$11,929
4/30/2023	$10,876	$11,541	$11,902
5/31/2023	$10,793	$11,449	$11,799
6/30/2023	$10,880	$11,586	$11,917
7/31/2023	$10,893	$11,649	$11,964
8/31/2023	$10,756	$11,466	$11,792
9/30/2023	$10,482	$11,114	$11,446
10/31/2023	$10,357	$11,005	$11,349
11/30/2023	$10,991	$11,728	$12,069
12/31/2023	$11,240	$12,015	$12,350
1/31/2024	$11,220	$11,948	$12,287
2/29/2024	$11,212	$11,973	$12,303
3/31/2024	$11,215	$11,978	$12,302
4/30/2024	$11,088	$11,828	$12,150
5/31/2024	$11,038	$11,797	$12,114
6/30/2024	$11,270	$12,002	$12,300
7/31/2024	$11,361	$12,115	$12,412
8/31/2024	$11,475	$12,225	$12,510
9/30/2024	$11,589	$12,326	$12,633
10/31/2024	$11,429	$12,149	$12,449
11/30/2024	$11,598	$12,367	$12,664
12/31/2024	$11,459	$12,180	$12,480
1/31/2025	$11,508	$12,251	$12,542
2/28/2025	$11,624	$12,359	$12,667
3/31/2025	$11,452	$12,184	$12,452
4/30/2025	$11,391	$12,095	$12,352
5/31/2025	$11,364	$12,111	$12,360
6/30/2025	$11,472	$12,179	$12,437

Wisconsin Tax-Free Fund

Annual Shareholder Report | June 30, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	1.79	0.67	1.85
Class A with Load	(2.82)	(0.24)	1.38
Bloomberg Wisconsin Municipal Bond Index	1.47	0.41	1.99
Bloomberg Municipal Bond Index	1.11	0.51	2.20

KEY FUND STATISTICS

Total net assets	$130,749,275
# of portfolio holdings	158
Portfolio turnover rate	14%
Total advisory fees paid	$390,296

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.8
AA/Aa	28.0
A/A	39.3
BBB/Baa	26.7
B/B	0.2
Not Rated	4.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7‑1‑2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7‑1‑2044	2.6
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E, 4.75%, 6‑1‑2043	2.3
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12‑1‑2052	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7‑1‑2052	2.2
Slinger RDA Village of Slinger Series A, 5.00%, 3‑1‑2045	2.0
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11‑1‑2058	1.8
Ashwaubenon CDA County of Brown CAB, 0.00%, 6‑1‑2049	1.7
Guam Government Waterworks Authority, 5.00%, 1‑1‑2046	1.7
Wisconsin HEFA Medical College of Wisconsin, Inc., 5.00%, 12‑1‑2041	1.6

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	8.9
1-3 years	16.1
3-5 years	6.2
5-10 years	16.9
10-20 years	30.4
20-30 years	20.5
30+ years	1.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR3328 06-25

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended June 30, 2025	Fiscal year ended June 30, 2024
Audit fees	$715,660	$744,430
Audit-related fees	—	—
Tax fees (1)	35,290	34,390
All other fees	—	—

	$750,950	$778,820

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Alternative Risk Premia Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring Alternative Risk Premia Fund | 1

Consolidated portfolio of investments—June 30, 2025
Consolidated portfolio of investments

	Yield	Shares	Value
Short-term investments: 89.87%
Investment companies: 11.62%
Allspring Government Money Market Fund Select Class♠∞*	4.26%	11,707,904	$11,707,904

			Maturity date	Principal
U.S. Treasury securities: 78.25%
U.S. Treasury Bills☼		3.91	7-17-2025	$20,000,000	19,963,200
U.S. Treasury Bills☼		4.00	7-24-2025	21,300,000	21,243,321
U.S. Treasury Bills☼		4.06	9-11-2025	30,000,000	29,745,150
U.S. Treasury Bills☼		4.06	9-18-2025	5,000,000	4,953,714
U.S. Treasury Bills☼		4.18	11-20-2025	3,000,000	2,951,021
					78,856,406
Total short-term investments (Cost $90,575,406)					90,564,310
Total investments in securities (Cost $90,575,406)	89.87%				90,564,310
Other assets and liabilities, net	10.13				10,203,535
Total net assets	100.00%				$100,767,845

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$24,689,828	$231,702,334	$(244,684,258)	$0	$0	$11,707,904	11,707,904	$1,031,148
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
AUD	2,883,000	USD	1,882,541	Goldman Sachs International	9-17-2025	$17,913	$0
BRL	15,556,000	USD	2,745,456	Goldman Sachs International	9-17-2025	63,564	0
CAD	2,263,000	USD	1,663,481	Goldman Sachs International	9-17-2025	4,757	0
USD	16,590,061	CHF	13,445,000	Goldman Sachs International	9-17-2025	0	(518,367)
USD	10,793,381	CZK	232,198,000	Goldman Sachs International	9-17-2025	0	(294,859)
EUR	3,592,000	USD	4,148,581	Goldman Sachs International	9-17-2025	104,139	0
GBP	3,566,000	USD	4,829,612	Goldman Sachs International	9-17-2025	67,655	0
HUF	4,681,384,000	USD	13,362,021	Goldman Sachs International	9-17-2025	381,209	0
IDR	157,775,275,000	USD	9,670,566	Goldman Sachs International	9-17-2025	20,344	0
INR	1,016,708,000	USD	11,846,982	Goldman Sachs International	9-17-2025	0	(31,045)
JPY	602,826,000	USD	4,208,415	Goldman Sachs International	9-17-2025	13,926	0
The accompanying notes are an integral part of these consolidated financial statements.
2 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—June 30, 2025

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	15,404,975	KRW	20,989,278,000	Goldman Sachs International	9-17-2025	$0	$(221,640)
USD	1,138,741	MXN	21,807,000	Goldman Sachs International	9-17-2025	0	(14,020)
NOK	204,195,000	USD	20,243,583	Goldman Sachs International	9-17-2025	24,560	0
USD	20,367,067	NZD	33,629,000	Goldman Sachs International	9-17-2025	0	(184,191)
PLN	39,415,000	USD	10,623,989	Goldman Sachs International	9-17-2025	291,572	0
SEK	9,081,000	USD	955,462	Goldman Sachs International	9-17-2025	9,219	0
ZAR	214,941,000	USD	12,031,537	Goldman Sachs International	9-17-2025	41,842	0
USD	632,342	CLP	591,923,000	Goldman Sachs International	9-22-2025	0	(2,906)
						$1,040,700	$(1,267,028)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
LME Copper Futures**	18	7-14-2025	$4,349,792	$4,475,354	$125,562	$0
LME Lead Futures**	13	7-14-2025	646,491	659,077	12,586	0
LME Primary Aluminum Futures**	57	7-14-2025	3,511,491	3,701,865	190,374	0
LME Zinc Futures**	2	7-14-2025	134,911	137,462	2,551	0
CAC 40 Index	26	7-18-2025	2,376,080	2,349,069	0	(27,011)
Light Sweet Crude Oil Futures**	84	7-22-2025	5,352,667	5,469,240	116,573	0
NY Harbor ULSD Futures**	23	7-31-2025	2,360,967	2,198,906	0	(162,061)
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	12	7-31-2025	1,129,185	1,044,338	0	(84,847)
Lean Hogs Futures**	6	8-14-2025	270,367	258,000	0	(12,367)
Gold 100 Troy Ounces Futures**	27	8-27-2025	8,918,832	8,930,790	11,958	0
Live Cattle Futures**	43	8-29-2025	3,638,346	3,678,650	40,304	0
TOPIX Index	8	9-11-2025	1,553,382	1,586,334	32,952	0
Hard Red Winter Wheat Futures**	64	9-12-2025	1,777,049	1,685,600	0	(91,449)
10-Year Australian Bond	42	9-15-2025	3,146,625	3,168,341	21,716	0
10-Year Canadian Bond	398	9-18-2025	35,533,647	35,657,059	123,412	0
C Coffee Futures**	34	9-18-2025	4,581,165	3,826,275	0	(754,890)
S&P ASX Share Price Index 200	20	9-18-2025	2,824,166	2,809,314	0	(14,852)
S&P/TSX 60 Index	11	9-18-2025	2,563,502	2,584,909	21,407	0
10-Year U.S. Treasury Notes	18	9-19-2025	1,982,158	2,018,250	36,092	0
DAX Index	3	9-19-2025	2,094,923	2,124,640	29,717	0
E-Mini NASDAQ 100 Index	4	9-19-2025	1,749,566	1,831,460	81,894	0
E-Mini S&P 500 Index	7	9-19-2025	2,111,394	2,188,813	77,419	0
Euro STOXX 50 Index	35	9-19-2025	2,210,535	2,196,230	0	(14,305)
FTSE 100 Index	24	9-19-2025	2,935,990	2,895,577	0	(40,413)
MSCI Emerging Markets Index	34	9-19-2025	2,064,358	2,096,950	32,592	0
Number 11 World Sugar Futures**	86	9-30-2025	1,586,214	1,560,384	0	(25,830)
Corn Futures**	355	12-12-2025	7,933,574	7,552,625	0	(380,949)
Short
LME Lead Futures**	(25)	7-14-2025	(1,233,153)	(1,267,456)	0	(34,303)
LME Nickel Futures**	(39)	7-14-2025	(3,588,983)	(3,523,993)	64,990	0
LME Primary Aluminum Futures**	(26)	7-14-2025	(1,639,499)	(1,688,570)	0	(49,071)
LME Zinc Futures**	(50)	7-14-2025	(3,396,795)	(3,436,538)	0	(39,743)
Henry Hub Natural Gas Futures**	(25)	7-29-2025	(949,643)	(864,000)	85,643	0
Brent Crude Oil Futures**	(90)	7-31-2025	(5,843,463)	(6,006,600)	0	(163,137)
Gas Oil Futures**	(44)	8-12-2025	(3,209,670)	(2,908,400)	301,270	0
Soybean Meal Futures**	(116)	8-14-2025	(3,344,989)	(3,199,280)	145,709	0
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 3

Consolidated portfolio of investments—June 30, 2025

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
Soybean Oil Futures**	(75)	8-14-2025	$(2,457,158)	$(2,369,250)	$87,908	$0
10-Year Euro BUND Index	(94)	9-8-2025	(14,526,122)	(14,411,166)	114,956	0
10-Year Japanese Bond	(36)	9-12-2025	(34,633,593)	(34,753,793)	0	(120,200)
Wheat Futures**	(263)	9-12-2025	(7,353,115)	(7,077,988)	275,127	0
Cocoa Futures**	(6)	9-15-2025	(561,467)	(540,000)	21,467	0
E-Mini Russell 2000 Index	(15)	9-19-2025	(1,588,874)	(1,643,775)	0	(54,901)
Long Gilt Futures	(18)	9-26-2025	(2,275,059)	(2,298,557)	0	(23,498)
Silver Futures**	(20)	9-26-2025	(3,633,732)	(3,617,200)	16,532	0
Soybean Futures**	(76)	11-14-2025	(4,063,289)	(3,902,600)	160,689	0
Number 2 Cotton Futures**	(161)	12-8-2025	(5,461,167)	(5,484,465)	0	(23,298)
					$2,231,400	$(2,117,125)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.
4 | Allspring Alternative Risk Premia Fund

Consolidated statement of assets and liabilities—June 30, 2025
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $78,867,502)	$78,856,406
Investments in affiliated securities, at value (cost $11,707,904)	11,707,904
Cash	129
Cash due from broker	274,373
Cash at broker segregated for futures contracts	9,912,297
Segregated cash for forward foreign currency contracts	110,427
Foreign currency, at value (cost $30)	30
Unrealized gains on forward foreign currency contracts	1,040,700
Receivable for daily variation margin on open futures contracts	474,438
Receivable for interest	40,263
Prepaid expenses and other assets	3,079
Total assets	102,420,046
Liabilities
Unrealized losses on forward foreign currency contracts	1,267,028
Payable for daily variation margin on open futures contracts	258,426
Management fee payable	27,995
Trustees’ fees and expenses payable	4,201
Administration fees payable	2,489
Accrued expenses and other liabilities	92,062
Total liabilities	1,652,201
Total net assets	$100,767,845
Net assets consist of
Paid-in capital	$102,116,705
Total distributable loss	(1,348,860)
Total net assets	$100,767,845
Computation of net asset value per share
Net assets–Class R6	$100,736,551
Shares outstanding–Class R6[1]	12,574,499
Net asset value per share–Class R6	$8.01
Net assets–Institutional Class	$31,294
Shares outstanding–Institutional Class[1]	3,918
Net asset value per share–Institutional Class	$7.99
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 5

Consolidated Statement of operations— year ended June 30, 2025
Consolidated statement of operations
Investment income
Interest	$4,026,585
Income from affiliated securities	1,031,148
Total investment income	5,057,733
Expenses
Management fee	665,087
Administration fees
Class R6	33,245
Institutional Class	41
Custody and accounting fees	118,972
Professional fees	94,062
Registration fees	55,149
Shareholder report expenses	14,775
Trustees’ fees and expenses	13,596
Other fees and expenses	37,012
Total expenses	1,031,939
Less: Fee waivers and/or expense reimbursements
Fund-level	(344,651)
Net expenses	687,288
Net investment income	4,370,445
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	4,895
Foreign currency and foreign currency translations	4,463
Forward foreign currency contracts	(221,324)
Futures contracts	1,618,510
Swap contracts	(2,118,224)
Net realized losses on investments	(711,680)
Net change in unrealized gains (losses) on
Unaffiliated securities	(6,141)
Foreign currency and foreign currency translations	1
Forward foreign currency contracts	(701,617)
Futures contracts	(1,283,342)
Swap contracts	(414,044)
Net change in unrealized gains (losses) on investments	(2,405,143)
Net realized and unrealized gains (losses) on investments	(3,116,823)
Net increase in net assets resulting from operations	$1,253,622
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Alternative Risk Premia Fund

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$4,370,445		$2,710,648
Net realized losses on investments		(711,680)		(1,289,301)
Net change in unrealized gains (losses) on investments		(2,405,143)		1,938,903
Net increase in net assets resulting from operations		1,253,622		3,360,250
Distributions to shareholders from
Net investment income and net realized gains
Class R6		(3,802,786)		(1,523,999)
Institutional Class		(1,023)		(41,477)
Total distributions to shareholders		(3,803,809)		(1,565,476)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	449,236	3,646,997	10,690,576	86,443,305
Institutional Class	0	0	4,714	38,803
		3,646,997		86,482,108
Reinvestment of distributions
Class R6	464,321	3,802,786	195,886	1,523,999
Institutional Class	125	1,023	5,352	41,477
		3,803,809		1,565,476
Payment for shares redeemed
Class R6	(2,451,415)	(20,685,661)	(1,241,052)	(10,152,463)
Institutional Class	0	0	(121,868)	(978,926)
		(20,685,661)		(11,131,389)
Net increase (decrease) in net assets resulting from capital share transactions		(13,234,855)		76,916,195
Total increase (decrease) in net assets		(15,785,042)		78,710,969
Net assets
Beginning of period		116,552,887		37,841,918
End of period		$100,767,845		$116,552,887
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 7

Consolidated financial highlights
Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.26	$8.26	$9.13	$8.46	$8.02
Net investment income (loss)	0.32 [1]	0.37 [1]	0.33	(0.11)	(0.05)[1]
Payment from affiliate	0.00	0.00	0.02	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.29)	0.00	0.01	0.78	0.49
Total from investment operations	0.03	0.37	0.36	0.67	0.44
Distributions to shareholders from
Net investment income	(0.28)	(0.37)	(0.83)	0.00	0.00
Net realized gains	0.00	0.00	(0.40)	0.00	0.00
Total distributions to shareholders	(0.28)	(0.37)	(1.23)	0.00	0.00
Net asset value, end of period	$8.01	$8.26	$8.26	$9.13	$8.46
Total return[2]	0.27%	4.71%	4.44%*	7.92%	5.49%
Ratios to average net assets (annualized)
Gross expenses	0.93%	1.39%	1.48%	1.15%	1.09%
Net expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	3.94%	4.53%	2.56%	(0.56)%	(0.58)%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$100,737	$116,522	$36,891	$54,205	$72,039

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Alternative Risk Premia Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.23	$8.23	$9.10	$8.44	$8.02
Net investment income (loss)	0.32 [1]	0.35 [1]	0.29	(0.10)	(0.05)
Payment from affiliate	0.00	0.00	0.02	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.29)	0.01	0.05	0.76	0.47
Total from investment operations	0.03	0.36	0.36	0.66	0.42
Distributions to shareholders from
Net investment income	(0.27)	(0.36)	(0.83)	0.00	0.00
Net realized gains	0.00	0.00	(0.40)	0.00	0.00
Total distributions to shareholders	(0.27)	(0.36)	(1.23)	0.00	0.00
Net asset value, end of period	$7.99	$8.23	$8.23	$9.10	$8.44
Total return[2]	0.29%	4.63%	4.43%*	7.82%	5.24%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.92%	1.62%	1.35%	1.21%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	3.88%	4.34%	2.65%	(0.53)%	(0.68)%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$31	$31	$951	$933	$21

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 9

Notes to consolidated financial statements
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Alternative Risk Premia Fund (the “Fund”) which is a diversified series of the Trust.
2.
INVESTMENT IN SUBSIDIARY
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of June 30, 2025, the Subsidiary had $10,922,876 of investments in affiliates and cash at broker segregated for futures contacts representing 96.42% of its net assets. As of June 30, 2025, the Fund held $11,328,037 in the Subsidiary, representing 12.67% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated portfolio of investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
10 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and commodity prices and is subject to interest rate risk, equity price risk and commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated statement of assets and liabilities. Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter (“OTC”) market (“OTC swaps”) or centrally cleared with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated  statement of assets and liabilities and amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Consolidated statement of assets and liabilities. Payments received or paid are recorded in the Consolidated statement of operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated statement of operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and  dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts in the Consolidated statement of operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk  associated with the reference securities in the basket.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Allspring Alternative Risk Premia Fund | 11

Notes to consolidated financial statements
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $90,703,625 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,106,217
Gross unrealized losses	(3,357,585)
Net unrealized losses	$(251,368)
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $2,342,525 in short-term capital losses and $2,080,500 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$11,707,904	$0	$0	$11,707,904
U.S. Treasury securities	78,856,406	0	0	78,856,406
	90,564,310	0	0	90,564,310
Forward foreign currency contracts	0	1,040,700	0	1,040,700
Futures contracts	2,231,400	0	0	2,231,400
Total assets	$92,795,710	$1,040,700	$0	$93,836,410
Liabilities
Forward foreign currency contracts	$0	$1,267,028	$0	$1,267,028
Futures contracts	2,117,125	0	0	2,117,125
Total liabilities	$2,117,125	$1,267,028	$0	$3,384,153
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Consolidated  statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
5.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.575
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the year ended June 30, 2025, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subavisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Alternative Risk Premia Fund | 13

Notes to consolidated financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class R6	0.62%
Institutional Class	0.72
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the year ended June 30, 2025.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
For the year June 30, 2025, the Fund did not have any purchases and sales of securities, excluding any short-term securities.
7.
DERIVATIVE TRANSACTIONS
During the year ended June 30, 2025, in order to provide investors with exposure to sources of excess return (known as alternative risk premia), the Fund  and the Subsidiary entered into both long and short positions in equities, fixed income, currencies and commodities directly or with derivatives. The derivative holdings included futures contracts, forward foreign currency contracts and swap contracts.
The volume of the Fund’s derivative activity during the year ended June 30, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$155,804,212
Average contract amounts to sell	174,007,965
Futures contracts
Average notional balance on long futures	$110,488,809
Average notional balance on short futures	110,826,729
Swap contracts
Average notional balance	$298,135
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2025 by primary risk type on the Consolidated statement of assets and liabilities was as follows for the Fund:
14 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$1,040,700	$1,040,700
Futures contracts	296,176 *	1,659,243 *	275,981 *	0	2,231,400
	$296,176	$1,659,243	$275,981	$1,040,700	$3,272,100
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$1,267,028	$1,267,028
Futures contracts	143,698 *	1,821,945 *	151,482 *	0	2,117,125
	$143,698	$1,821,945	$151,482	$1,267,028	$3,384,153

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  portfolio of investments. For futures contracts, only the current day’s variation margin as of June 30, 2025 is reported separately on the Consolidated  statement of assets and liabilities.

The effect of derivative instruments on the Consolidated statement of operations for the year ended June 30, 2025 was as follows:
	INTEREST RATE RISK	Commodity risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(221,324)	$(221,324)
Futures contracts	(263,080)	2,509,217	(627,627)	0	1,618,510
Swap contracts	0	0	(2,118,224)	0	(2,118,224)
	$(263,080)	$2,509,217	$(2,745,851)	$(221,324)	$(721,038)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(701,617)	$(701,617)
Futures contracts	481,467	(1,784,918)	20,109	0	(1,283,342)
Swap contracts	0	0	(414,044)	0	(414,044)
	$481,467	$(1,784,918)	$(393,935)	$(701,617)	$(2,399,003)
For certain types of derivative transactions, the Fund and the Subsidiary have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund and the Subsidiary to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund and the Subsidiary under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Consolidated  portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Goldman Sachs International	$1,040,700	$(1,040,700)	$0	$0

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Goldman Sachs International	$1,267,028	$(1,040,700)	$(110,427)	$115,901
Allspring Alternative Risk Premia Fund | 15

Notes to consolidated financial statements
8.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
9.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Ordinary income	$3,803,809	$1,565,476
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed ordinary income	Unrealized losses	Capital loss carryforward
$3,325,482	$(251,317)	$(4,423,025)
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Consolidated statement of operations.
16 | Allspring Alternative Risk Premia Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Allspring Alternative Risk Premia Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the consolidated portfolio of investments, as of June 30, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the consolidated financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
Allspring Alternative Risk Premia Fund | 17

Other information (unaudited)
Other information
Tax information
For the fiscal year ended June 30, 2025, $1,749,836 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.
For the fiscal year ended June 30, 2025, 85% of the ordinary income distributed was derived from interest on U.S. government securities.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Alternative Risk Premia Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Consolidated statement of operations.

Allspring Alternative Risk Premia Fund | 19

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Alternative Risk Premia Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) investment sub-advisory agreements (the “Sub-Advisory Agreements”) with Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited (together, the “Sub-Advisers”), each an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Advisers are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Advisers. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

20 | Allspring Alternative Risk Premia Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for the three-year period under review and lower than the average investment performance of the Universe for the one- and five-year periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the ICE BofA 3-Month U.S. Treasury Bill Index, for the one- and three-year periods under review and lower than the investment performance of its benchmark index for the five-year period under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe and benchmark over the shorter-term time periods under review.
The Board noted that it had previously been notified of a change in the portfolio managers of the Fund, which had been implemented in December 2023, and that the investment performance of the Fund for most of the periods covered did not reflect the investment performance of the Fund’s new portfolio managers. The Board noted that it would continue to review the Fund’s investment performance going forward to monitor implementation of the new portfolio managers.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services. The Board considered Allspring Funds Management’s proposal to revise the contractual sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers for investment sub-advisory services, which would lower the effective blended sub-advisory fee rate paid by Allspring Funds Management to the Sub-Advisers. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Advisers, and about Allspring Funds Management’s on-going oversight services. The Board considered the future effect of Allspring Funds Management’s proposal to revise the sub-advisory fee rates payable by Allspring Funds Management to the Sub-Advisers on such amount of retained fees. Given the affiliation between Allspring Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received

Allspring Alternative Risk Premia Fund | 21

Other information (unaudited)
information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

22 | Allspring Alternative Risk Premia Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4816 06-25

Allspring California Limited-Term
Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring California Limited-Term Tax-Free Fund | 1

Portfolio of investments—June 30, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 100.56%
California: 96.59%
Airport revenue: 9.38%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00%	6-30-2027	$450,000	$461,891
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2028	390,000	403,747
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2029	3,815,000	3,928,103
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2026	2,500,000	2,538,085
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2027	3,730,000	3,852,523
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,095,047
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2026	2,890,000	2,934,026
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2028	2,705,000	2,833,550
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,205,361
Port of Los Angeles Series A-1 AMT	5.00	8-1-2033	520,000	572,326
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	773,503
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,045,681
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,057,550
San Francisco City & County Airport Commission San Francisco International Airport Series B (Barclays Bank plc LOC)ø	0.50	5-1-2058	2,000,000	2,000,000
San Francisco City & County Airport Commission San Francisco International Airport Series C AMT	5.00	5-1-2028	4,600,000	4,814,624
				30,516,017
Education revenue: 9.06%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2026	325,000	329,223
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	2.82	8-1-2072	5,000,000	4,973,938
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	817,204
California Municipal Finance Authority California Baptist University Series A144A	5.00	11-1-2035	1,000,000	1,019,811
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2033	250,000	246,964
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2035	350,000	338,293
California Municipal Finance Authority Lutheran University	5.00	10-1-2025	275,000	275,458
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	305,888
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	605,000	584,085
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	441,532
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2027	420,000	422,756
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00	10-1-2031	375,000	352,875
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00	7-1-2029	410,000	413,512
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2026	420,000	425,603
The accompanying notes are an integral part of these financial statements.
2 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00%	7-1-2027	$440,000	$452,167
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2028	465,000	483,181
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2029	485,000	508,159
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2030	510,000	532,470
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2031	535,000	556,390
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2032	565,000	585,096
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	1,450,000	1,453,990
California School Finance Authority Magnolia Public Schools Obligated Group Series A144A	4.25	7-1-2035	830,000	815,610
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2026	120,000	120,040
California State University Series B-2øø	0.55	11-1-2049	8,625,000	8,280,317
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,500,949
California Statewide CDA CHF - Irvine LLC Series A	5.00	5-15-2032	2,055,000	2,097,315
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	376,133
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	428,810
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	331,807
				29,469,576
GO revenue: 5.39%
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	298,842
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	345,410
Carlsbad Unified School District Series B	3.00	8-1-2034	300,000	284,621
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	233,007
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	321,215
El Rancho Unified School District BAN CAB¤	0.00	8-1-2028	2,000,000	1,822,428
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2025	170,000	170,276
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2033	225,000	215,260
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2034	375,000	353,752
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2035	520,000	480,610
Los Angeles Unified School District Series A	5.00	7-1-2025	300,000	300,000
Newman-Crows Landing Unified School District BAN CAB¤	0.00	8-1-2025	2,000,000	1,994,912
Palomar Health Obligated Group Series A (NPFGC Insured)¤	0.00	8-1-2025	1,000,000	995,875
Peralta Community College District	5.00	8-1-2034	3,200,000	3,681,605
Pittsburg Unified School District (AG Insured)	4.00	8-1-2031	150,000	153,078
Pittsburg Unified School District (AG Insured)	4.00	8-1-2032	250,000	254,009
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2030	150,000	158,607
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2031	200,000	209,492
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2032	200,000	208,174
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 3

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Sacramento City Unified School District Series G (AG Insured)	4.00%	8-1-2033	$200,000	$207,070
San Bernardino City Unified School District Series A (AG Insured)	1.25	8-1-2029	435,000	389,480
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,064,236
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	543,882
Sierra Kings Health Care District	5.00	8-1-2032	1,240,000	1,240,792
State of California	5.00	3-1-2035	500,000	572,058
Stockton Unified School District Series A (BAM Insured)	5.00	8-1-2032	900,000	1,017,251
				17,515,942
Health revenue: 15.74%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	12-1-2028	900,000	949,525
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	4,000,000	4,134,521
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2025	675,000	679,529
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	2,600,000	2,605,254
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2025	475,000	474,702
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	393,676
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	203,472
California HFFA Providence St. Joseph Health Obligated Group Series B-3øø	2.00	10-1-2036	5,000,000	4,987,090
California HFFA Providence St. Joseph Health Obligated Group Series Cøø%%	5.00	10-1-2050	4,000,000	4,281,193
California HFFA Scripps Health Obligated Group Series B-2øø	5.00	11-15-2061	1,200,000	1,326,406
California HFFA Stanford Health Care Obligated Group Series B	5.00	8-15-2035	2,000,000	2,290,703
California Municipal Finance Authority Aldersly Series B-1	4.00	11-15-2028	595,000	600,037
California Municipal Finance Authority Aldersly Series B-2	3.75	11-15-2028	2,990,000	2,990,323
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2026	185,000	188,782
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,023,639
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,750,000	1,804,841
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	409,776
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2032	1,155,000	1,241,541
California Municipal Finance Authority Healthright 360 Series A144A	5.00	11-1-2029	995,000	1,012,432
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	829,732
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	923,004
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2030	195,000	207,982
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2031	210,000	225,954
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2032	310,000	335,338
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2033	490,000	531,670
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2034	410,000	445,179
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2030	1,165,000	1,183,824
The accompanying notes are an integral part of these financial statements.
4 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00%	10-15-2033	$500,000	$506,287
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2028	360,000	365,357
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	652,630
California PFA PIH Health, Inc. Obligated Group Series A	5.00	6-1-2033	1,655,000	1,813,941
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2025	500,000	500,000
California Statewide CDA CommonSpirit Health Obligated Group Series F (AG Insured)€	4.75	7-1-2040	1,000,000	1,000,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2028	755,000	797,915
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2029	795,000	853,632
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	926,453
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2026	720,000	722,553
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2027	1,000,000	1,003,634
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2028	1,125,000	1,128,960
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2026	250,000	254,213
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2027	300,000	308,561
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	256,440
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2026	275,000	279,415
Palomar Health Obligated Group COP	5.00	11-1-2025	330,000	328,540
Sierra View Local Health Care District	4.00	7-1-2025	580,000	580,000
Sierra View Local Health Care District	5.00	7-1-2027	630,000	651,595
Sierra View Local Health Care District	5.00	7-1-2029	630,000	668,517
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	275,634
Washington Township Health Care District Series A	5.00	7-1-2029	350,000	371,327
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	321,519
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	346,484
				51,193,732
Housing revenue: 16.74%
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	210,373
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	344,111
California Housing Finance Agency Del Sur Family Housing LP Series Vøø	5.00	5-1-2054	500,000	509,655
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	0.40	12-1-2027	2,500,000	2,500,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,515,349	4,520,183
California Housing Finance Agency Class A Series 2021-1	3.50	11-20-2035	2,802,847	2,615,466
California Housing Finance Agency Series A (FHA Insured)	3.90	2-1-2033	500,000	504,669
California Housing Finance Agency Series A (FHA Insured)	3.95	8-1-2033	450,000	454,020
California Housing Finance Agency Series A (FHA Insured)	4.00	2-1-2034	565,000	570,895
California Housing Finance Agency Series A (FHA Insured)	4.05	8-1-2034	365,000	368,474
California Housing Finance Agency Series A (FHA Insured)	4.10	2-1-2035	620,000	625,053
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 5

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Housing Finance Agency Series A (FHA Insured)	4.15%	8-1-2035	$350,000	$352,863
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2027	2,000,000	2,059,445
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2032	700,000	721,818
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	428,579
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2030	450,000	488,013
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2031	400,000	437,915
California Municipal Finance Authority Placer 712 LP Series A (Department of Housing and Urban Development Insured)øø	3.20	9-1-2045	1,250,000	1,244,245
California Municipal Finance Authority San Jose South 1st Street Associates LP Series A-2øø	3.45	12-1-2029	4,400,000	4,439,865
California Municipal Finance Authority Series A-1øø%%	3.15	8-1-2059	1,500,000	1,499,942
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	176,589
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	280,416
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	300,725
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2028	200,000	209,890
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2029	210,000	222,379
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	234,501
California Municipal Finance Authority Wildomar Family Housing LP Series Bøø	3.05	12-1-2064	2,300,000	2,297,453
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	5.70	6-1-2034	750,000	766,672
California Statewide CDA CHF - Irvine LLC	5.00	5-15-2032	1,250,000	1,262,190
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2026	1,605,000	1,632,231
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2033	1,000,000	1,079,310
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00	6-1-2029	485,000	462,495
Compton PFA144A	4.00	9-1-2027	1,250,000	1,249,973
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	142,539
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	372,652
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	261,847
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	273,173
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	283,728
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	293,564
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,920,000	5,567,648
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2032	820,000	919,673
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2033	500,000	565,171
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2034	500,000	567,027
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2035	530,000	598,781
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,613,160
Sacramento County Housing Authority Series C (FNMA Insured, FNMA LIQ)ø	1.40	7-15-2029	260,000	260,000
San Diego Housing Authority, Inc. Bernardo Family Housing LP Series Bøø	5.00	5-1-2057	1,500,000	1,529,020
The accompanying notes are an integral part of these financial statements.
6 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	1.94%	12-18-2053	$3,500,000	$3,500,000
Tender Option Bond Trust Receipts/Certificates Series BAML6044 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.10	2-1-2055	2,625,000	2,625,000
				54,443,391
Industrial development revenue: 0.63%
California Statewide CDA Southern California Edison Co. Series C	4.50	11-1-2033	2,000,000	2,044,812
Miscellaneous revenue: 6.62%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	675,612
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2031	730,000	799,263
California Municipal Finance Authority San Bernardino Municipal Water Department (BAM Insured)	5.00	8-1-2031	1,455,000	1,486,713
California Statewide CDA Series 2021A	4.00	9-2-2027	390,000	391,329
California Statewide CDA Series 2021A	4.00	9-2-2028	260,000	261,097
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,269,763
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00	9-2-2033	270,000	278,204
City of Irvine Reassessment District No. 25-1 (AG Insured)	5.00	9-2-2031	400,000	448,737
City of Irvine Reassessment District No. 25-1 (AG Insured)	5.00	9-2-2032	500,000	565,369
City of Los Angeles%%	5.00	6-25-2026	3,000,000	3,060,480
County of Santa Barbara Series B AMT COP	5.00	12-1-2029	600,000	635,427
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2028	500,000	510,405
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2030	550,000	564,506
Irvine Ranch Water District Water Service Corp. COP	5.00	3-1-2030	2,215,000	2,268,454
Lassen Municipal Utility District COP	4.00	5-1-2029	485,000	491,384
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	509,437
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	526,913
Lassen Municipal Utility District COP	4.00	5-1-2032	550,000	547,214
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	563,990
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	588,481
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	555,969
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	755,999
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	790,069
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	3,000,000	2,999,300
				21,544,115
Resource recovery revenue: 0.92%
California Municipal Finance Authority Waste Management, Inc. Series A AMTøø	3.95	11-1-2046	3,000,000	3,000,099
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 7

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue: 11.12%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00%	9-1-2027	$215,000	$219,514
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series A	5.00	8-1-2026	585,000	597,753
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2025	765,000	766,087
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2026	810,000	827,919
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2027	580,000	591,144
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2029	500,000	514,547
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2031	600,000	615,639
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2032	350,000	349,811
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2033	865,000	857,562
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2034	700,000	687,900
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2032	1,005,000	998,272
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Facilities Series A144A	5.00	9-1-2027	315,000	327,888
City of Fontana Community Facilities District No. 90	3.00	9-1-2025	110,000	109,752
City of Fontana Community Facilities District No. 90	4.00	9-1-2026	110,000	110,659
City of Fontana Community Facilities District No. 90	4.00	9-1-2027	125,000	126,542
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	259,121
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	142,706
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	303,950
City of Lincoln Community Facilities District No. 2003-1	5.00	9-1-2025	550,000	551,332
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2029	1,595,000	1,650,224
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	600,042
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2032	635,000	714,088
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2033	650,000	735,583
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2034	600,000	679,476
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	448,101
Hollister Redevelopment Successor Agency Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	701,395
Jurupa PFA (AG Insured)	5.00	9-1-2033	1,400,000	1,597,793
Jurupa PFA (AG Insured)	5.00	9-1-2034	1,300,000	1,484,832
Lake Elsinore Facilities Financing Authority Successor Agency Series A (AG Insured)	5.00	9-1-2034	1,650,000	1,872,748
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AG Insured)	5.00	8-1-2029	400,000	409,708
The accompanying notes are an integral part of these financial statements.
8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Mountain House Community Facilities District No. 2024-1 Improvement Area No. 1	4.25%	9-1-2035	$400,000	$391,653
Oakdale Community Redevelopment Agency Series A (AG Insured)	5.00	6-1-2027	350,000	363,968
Orange County Community Facilities District No. 2015-1 Series A	5.00	8-15-2025	325,000	325,674
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,173,365
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.50	9-1-2025	160,000	160,197
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	5.00	9-1-2025	150,000	150,252
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2026	130,000	133,147
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2027	225,000	235,110
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2028	200,000	212,435
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2029	200,000	215,297
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2030	325,000	355,430
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2030	200,000	200,499
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2031	500,000	500,776
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	315,215
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	2.25	7-1-2031	5,205,000	4,808,440
Santa Clara Valley Transportation Authority Series A-1 (Sumitomo Mitsui Banking Corp. LOC)ø	0.75	6-1-2055	2,000,000	2,000,000
Temescal Valley Water District PFA (AG Insured)	5.00	9-1-2033	550,000	625,811
Temescal Valley Water District PFA (AG Insured)	5.00	9-1-2034	500,000	571,756
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0484 (BAM Insured) (Royal Bank of Canada LIQ)144Aø	1.98	9-1-2049	700,000	700,000
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00	9-1-2025	155,000	155,106
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2028	425,000	438,909
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	524,966
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2025	1,000,000	1,003,425
Yuba City Redevelopment Agency (AG Insured)	5.00	9-1-2025	750,000	752,052
				36,165,571
Tobacco revenue: 0.94%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2030	450,000	471,473
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	575,257
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2032	300,000	312,416
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	991,845
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 9

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tobacco revenue(continued)
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00%	6-1-2030	$200,000	$210,329
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	237,399
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	262,629
				3,061,348
Transportation revenue: 0.73%
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	2.33	4-1-2056	1,500,000	1,446,636
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	935,525
				2,382,161
Utilities revenue: 16.02%
California Community Choice Financing Authority Clean Energy Project Series Aøø##	4.00	10-1-2052	11,650,000	11,683,373
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	2,000,000	2,144,022
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,314,485
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,852,581
California Community Choice Financing Authority Series A-1øø	5.00	12-1-2053	6,000,000	6,267,065
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	2.37	2-1-2052	7,000,000	6,573,974
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	6,287,530
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	4,970,000	5,328,805
California Statewide CDA Southern California Edison Co. Series A	1.75	9-1-2029	1,500,000	1,353,534
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	611,488
Los Angeles Department of Water & Power System Revenue Series A	5.00	7-1-2028	1,000,000	1,043,076
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2030	4,000,000	4,310,445
Southern California Public Power Authority Magnolia Power Project	5.00	7-1-2033	1,230,000	1,315,172
				52,085,550
Water & sewer revenue: 3.30%
Anaheim Housing & Public Improvements Authority Water System Revenue Series A (Bank of America N.A. LOC)ø	3.20	10-1-2054	1,000,000	1,000,000
California PCFA Channelside Water Resources LP AMT144A	5.00	7-1-2031	2,885,000	3,035,028
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	707,634
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	761,543
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,696,752
San Diego Public Facilities Financing Authority Water Utility Revenue Series B	5.00	8-1-2030	1,500,000	1,526,312
				10,727,269
				314,149,583
Guam: 1.32%
Utilities revenue: 0.54%
Guam Power Authority Series A	5.00	10-1-2031	750,000	813,124
Guam Power Authority Series A	5.00	10-1-2032	850,000	925,961
				1,739,085
The accompanying notes are an integral part of these financial statements.
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.78%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00%	7-1-2025	$350,000	$350,000
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2026	350,000	354,603
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2027	300,000	308,119
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2026	500,000	506,576
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2027	1,000,000	1,027,064
				2,546,362
				4,285,447
Illinois: 0.20%
Housing revenue: 0.20%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2025	650,000	654,674
New York: 1.70%
Airport revenue: 0.13%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	421,020
Industrial development revenue: 1.57%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2029	5,000,000	5,117,519
				5,538,539
Texas: 0.75%
Industrial development revenue: 0.75%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-1-2029	2,460,000	2,460,103
Total municipal obligations (Cost $332,221,006)				327,088,346

		Yield	Shares
Short-term investments: 1.02%
Investment companies: 1.02%
Allspring Government Money Market Fund Select Class♠∞##		4.26	3,306,068	3,306,068
Total short-term investments (Cost $3,306,068)				3,306,068
Total investments in securities (Cost $335,527,074)	101.58%			330,394,414
Other assets and liabilities, net	(1.58)			(5,146,772)
Total net assets	100.00%			$325,247,642

The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 11

Portfolio of investments—June 30, 2025

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,742,271	$52,111,101	$(50,547,304)	$0	$0	$3,306,068	3,306,068	$39,533
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Limited-Term Tax-Free Fund

Statement of assets and liabilities—June 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $332,221,006)	$327,088,346
Investments in affiliated securities, at value (cost $3,306,068)	3,306,068
Cash	2,103,475
Receivable for interest	2,921,841
Receivable for investments sold	885,000
Receivable for Fund shares sold	344,092
Prepaid expenses and other assets	38,275
Total assets	336,687,097
Liabilities
Payable for when-issued transactions	8,807,240
Cash due to broker	2,006,655
Payable for Fund shares redeemed	343,548
Dividends payable	121,255
Management fee payable	84,567
Administration fees payable	24,463
Shareholder servicing fees payable	18,770
Trustees’ fees and expenses payable	3,399
Distribution fee payable	176
Accrued expenses and other liabilities	29,382
Total liabilities	11,439,455
Total net assets	$325,247,642
Net assets consist of
Paid-in capital	$348,197,747
Total distributable loss	(22,950,105)
Total net assets	$325,247,642
Computation of net asset value and offering price per share
Net assets–Class A	$47,025,100
Shares outstanding–Class A1	4,623,626
Net asset value per share–Class A	$10.17
Maximum offering price per share – Class A2	$10.38
Net assets–Class C	$276,008
Shares outstanding–Class C1	27,145
Net asset value per share–Class C	$10.17
Net assets–Administrator Class	$48,204,687
Shares outstanding–Administrator Class[1]	4,812,965
Net asset value per share–Administrator Class	$10.02
Net assets–Institutional Class	$229,741,847
Shares outstanding–Institutional Class[1]	22,944,023
Net asset value per share–Institutional Class	$10.01
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 13

Statement of operations—year ended June 30, 2025
Statement of operations
Investment income
Interest	$9,102,924
Income from affiliated securities	39,533
Total investment income	9,142,457
Expenses
Management fee	1,217,181
Administration fees
Class A	69,902
Class C	664
Administrator Class	42,560
Institutional Class	171,753
Shareholder servicing fees
Class A	116,417
Class C	1,094
Administrator Class	106,180
Distribution fee
Class C	3,282
Custody and accounting fees	12,237
Professional fees	57,651
Registration fees	73,139
Shareholder report expenses	25,317
Trustees’ fees and expenses	14,394
Other fees and expenses	22,948
Total expenses	1,934,719
Less: Fee waivers and/or expense reimbursements
Fund-level	(147,045)
Class A	(8,414)
Class C	(20)
Administrator Class	(71,116)
Net expenses	1,708,124
Net investment income	7,434,333
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(332,517)
Net change in unrealized gains (losses) on investments	3,818,719
Net realized and unrealized gains (losses) on investments	3,486,202
Net increase in net assets resulting from operations	$10,920,535
The accompanying notes are an integral part of these financial statements.
14 | Allspring California Limited-Term Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$7,434,333		$8,530,901
Net realized losses on investments		(332,517)		(880,245)
Net change in unrealized gains (losses) on investments		3,818,719		3,454,837
Net increase in net assets resulting from operations		10,920,535		11,105,493
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,022,598)		(1,401,814)
Class C		(6,344)		(23,600)
Administrator Class		(1,019,674)		(1,373,235)
Institutional Class		(5,357,977)		(6,438,498)
Total distributions to shareholders		(7,406,593)		(9,237,147)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	630,617	6,381,028	760,505	7,649,730
Class C	7,561	76,801	4,705	47,680
Administrator Class	1,204,552	11,974,118	506,645	4,937,754
Institutional Class	9,810,237	97,846,317	10,379,808	101,785,040
		116,278,264		114,420,204
Reinvestment of distributions
Class A	91,458	928,777	132,437	1,325,535
Class C	622	6,321	2,327	23,286
Administrator Class	101,892	1,019,060	140,155	1,373,235
Institutional Class	396,713	3,966,968	438,193	4,322,655
		5,921,126		7,044,711
Payment for shares redeemed
Class A	(955,420)	(9,688,774)	(3,757,205)	(37,668,029)
Class C	(52,461)	(532,611)	(137,272)	(1,374,815)
Administrator Class	(1,155,524)	(11,527,313)	(2,888,243)	(28,111,118)
Institutional Class	(10,038,166)	(100,192,582)	(13,574,125)	(133,509,579)
		(121,941,280)		(200,663,541)
Net increase (decrease) in net assets resulting from capital share transactions		258,110		(79,198,626)
Total increase (decrease) in net assets		3,772,052		(77,330,280)
Net assets
Beginning of period		321,475,590		398,805,870
End of period		$325,247,642		$321,475,590
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.06	$10.01	$10.03	$10.76	$10.71
Net investment income	0.22 [1]	0.21 [1]	0.19 [1]	0.15 [1]	0.16
Net realized and unrealized gains (losses) on investments	0.11	0.08	(0.02)	(0.73)	0.05
Total from investment operations	0.33	0.29	0.17	(0.58)	0.21
Distributions to shareholders from
Net investment income	(0.22)	(0.24)	(0.19)	(0.15)	(0.16)
Net asset value, end of period	$10.17	$10.06	$10.01	$10.03	$10.76
Total return[2]	3.33%	2.90%	1.73%	(5.42)%	1.99%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.86%	0.85%	0.85%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.20%	2.15%	1.92%	1.44%	1.51%
Supplemental data
Portfolio turnover rate	31%	24%	35%	32%	18%
Net assets, end of period (000s omitted)	$47,025	$48,881	$77,258	$84,928	$106,602

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring California Limited-Term Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.06	$10.00	$10.03	$10.76	$10.71
Net investment income	0.15 [1]	0.14 [1]	0.11 [1]	0.07 [1]	0.08 [1]
Net realized and unrealized gains (losses) on investments	0.11	0.08	(0.02)	(0.73)	0.05
Total from investment operations	0.26	0.22	0.09	(0.66)	0.13
Distributions to shareholders from
Net investment income	(0.15)	(0.16)	(0.12)	(0.07)	(0.08)
Net asset value, end of period	$10.17	$10.06	$10.00	$10.03	$10.76
Total return[2]	2.56%	2.24%	0.87%	(6.13)%	1.23%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.61%	1.60%	1.59%	1.59%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	1.43%	1.39%	1.14%	0.68%	0.75%
Supplemental data
Portfolio turnover rate	31%	24%	35%	32%	18%
Net assets, end of period (000s omitted)	$276	$719	$2,018	$3,751	$5,464

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.91	$9.85	$9.88	$10.60	$10.55
Net investment income	0.24 [1]	0.23 [1]	0.21 [1]	0.17 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.11	0.08	(0.03)	(0.72)	0.05
Total from investment operations	0.35	0.31	0.18	(0.55)	0.23
Distributions to shareholders from
Net investment income	(0.24)	(0.25)	(0.21)	(0.17)	(0.18)
Net asset value, end of period	$10.02	$9.91	$9.85	$9.88	$10.60
Total return[2]	3.56%	3.22%	1.83%	(5.24)%	2.21%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.80%	0.79%	0.79%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.41%	2.35%	2.15%	1.65%	1.71%
Supplemental data
Portfolio turnover rate	31%	24%	35%	32%	18%
Net assets, end of period (000s omitted)	$48,205	$46,205	$68,023	$31,947	$32,294

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring California Limited-Term Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.91	$9.85	$9.87	$10.59	$10.54
Net investment income	0.25 [1]	0.24 [1]	0.22 [1]	0.18	0.19
Net realized and unrealized gains (losses) on investments	0.10	0.08	(0.02)	(0.72)	0.05
Total from investment operations	0.35	0.32	0.20	(0.54)	0.24
Distributions to shareholders from
Net investment income	(0.25)	(0.26)	(0.22)	(0.18)	(0.19)
Net asset value, end of period	$10.01	$9.91	$9.85	$9.87	$10.59
Total return[2]	3.56%	3.33%	2.04%	(5.15)%	2.31%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.54%	0.53%	0.52%	0.52%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.50%	2.46%	2.19%	1.74%	1.81%
Supplemental data
Portfolio turnover rate	31%	24%	35%	32%	18%
Net assets, end of period (000s omitted)	$229,742	$225,670	$251,508	$383,847	$396,495

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 19

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Limited-Term Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
20 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $335,323,627 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,860,360
Gross unrealized losses	(6,789,573)
Net unrealized losses	$(4,929,213)
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $11,028,957 in short-term capital losses and $6,993,152 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$327,088,346	$0	$327,088,346
Short-term investments
Investment companies	3,306,068	0	0	3,306,068
Total assets	$3,306,068	$327,088,346	$0	$330,394,414
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring California Limited-Term Tax-Free Fund | 21

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2025, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.80%
Class C	1.55
Administrator Class	0.60
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2025, Allspring Funds Distributor received $66 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
22 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $37,549,518, $34,420,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2025 were $90,856,395 and $93,850,824, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Tax-exempt income	$7,406,593	$9,237,147
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$122,472	$(4,929,213)	$(18,022,109)
8.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of California.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
Allspring California Limited-Term Tax-Free Fund | 23

Notes to financial statements
12.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
13.SUBSEQUENT EVENT
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
24 | Allspring California Limited-Term Tax-Free Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring California Limited-Term Tax-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
Allspring California Limited-Term Tax-Free Fund | 25

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

26 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring California Limited-Term Tax-Free Fund | 27

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring California Limited-Term Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.“

28 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three-, and ten-year periods under review, and in range of the average investment performance of the Universe for the five-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Municipal Bond 1-5 Year Blend Index, for the one-year period under review, in range of the investment performance of its benchmark index for the three- and ten-year periods under review, and lower for the five-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for Class A and Administrator Class, and lower than the sum of the average rates for the expense Group for Institutional Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.

Allspring California Limited-Term Tax-Free Fund | 29

Other information (unaudited)
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30 | Allspring California Limited-Term Tax-Free Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0033 06-25

Allspring California Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring California Tax-Free Fund | 1

Portfolio of investments—June 30, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.11%
California: 96.67%
Airport revenue: 8.93%
Alameda Corridor Transportation Authority Series C CAB (AG Insured)¤	0.00%	10-1-2053	$3,825,000	$910,423
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	5,260,000	5,328,065
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	5,730,000	5,592,072
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	4,908,127
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,031,056
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2047	4,000,000	3,926,837
Norman Y Mineta San Jose International Airport SJC Series B	5.00	3-1-2042	1,750,000	1,763,640
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	5,927,817
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	3,500,000	2,885,480
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,633,186
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	4,939,965
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2049	2,000,000	2,018,567
San Francisco City & County Airport Commission San Francisco International Airport Series B (Barclays Bank plc LOC)ø	0.50	5-1-2058	500,000	500,000
				49,365,235
Education revenue: 9.73%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,649,825
California Infrastructure & Economic Development Bank Equitable School Revolving Fund LLC Obligated Group Series B	5.00	11-1-2054	1,250,000	1,218,161
California Municipal Finance Authority Baptist University Series A144A	5.00	11-1-2025	240,000	240,150
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	611,606
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2046	1,930,000	1,617,762
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2051	1,150,000	917,430
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,409,506
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2049	750,000	729,660
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	9,813,904
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	842,805
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,390,000	1,181,285
California Municipal Finance Authority University of the Pacific Series A	4.00	11-1-2042	1,600,000	1,494,104
California School Finance Authority Alliance for College Ready Public Schools Obligated Group144A	5.00	7-1-2049	1,000,000	988,020
The accompanying notes are an integral part of these financial statements.
2 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00%	8-1-2051	$775,000	$614,198
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2050	3,540,000	3,281,654
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2047	1,000,000	900,897
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2054	1,000,000	873,540
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00	6-1-2051	905,000	637,570
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	4.00	8-1-2025	225,000	224,937
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,525,000	2,525,986
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	1,000,000	1,000,467
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2049	1,000,000	953,394
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	750,136
California School Finance Authority Magnolia Public Schools Obligated Group Series A144A	5.00	7-1-2045	1,700,000	1,635,268
California School Finance Authority Rex & Margaret Fortune School of Education Series A144A	5.00	6-1-2044	2,000,000	1,858,010
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	941,878
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	1,910,312
California State University Series A	5.00	11-1-2047	1,000,000	1,004,477
California Statewide CDA Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,151,105
California Statewide CDA Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,749,657
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,214,932
University of California Ltd. Project Series K	4.00	5-15-2046	5,295,000	4,865,386
				53,808,022
GO revenue: 14.88%
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,052,216
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	1,148,372
College of the Sequoias Visalia Area Improvement District No. 2 Series A	5.00	8-1-2054	4,000,000	4,085,016
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,403,110
Delano Joint Union High School District Series B (AG Insured)	5.75	8-1-2035	4,510,000	4,521,070
Long Beach Unified School District Series A	5.50	8-1-2026	95,000	95,225
Long Beach Unified School District Series C	4.00	8-1-2053	10,000,000	8,753,172
Merced City School District	5.00	8-1-2045	1,000,000	1,001,593
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,660,830
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	1,895,784
Pleasanton Unified School District	4.00	8-1-2052	8,240,000	7,230,710
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	880,000	952,152
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 3

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
San Bernardino City Unified School District Series C (AG Insured)	5.00%	8-1-2040	$8,000,000	$8,012,746
San Diego Unified School District Series I	4.00	7-1-2047	2,025,000	1,825,353
San Gorgonio Memorial Health Care District	5.00	8-1-2032	1,750,000	1,698,662
San Gorgonio Memorial Health Care District	5.50	8-1-2028	2,525,000	2,525,124
San Rafael City High School District Series C	4.00	8-1-2043	1,500,000	1,388,553
Santa Ana Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2038	15,000,000	8,851,568
Sierra Joint Community College District Series C	4.00	8-1-2053	4,000,000	3,521,627
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,000,898
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,500,958
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,750,230
State of California	5.00	3-1-2045	1,000,000	1,052,536
State of California	5.00	8-1-2046	10,000,000	10,062,508
Tulare Local Health Care District (BAM Insured)	4.00	8-1-2039	1,850,000	1,823,445
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,503,623
				82,317,081
Health revenue: 20.37%
California HFFA Adventist Health System/West Obligated Group Series A	5.25	12-1-2044	1,750,000	1,757,921
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	10,217,296
California HFFA Children’s Hospital Los Angeles Obligated Group Series A	5.00	8-15-2047	10,050,000	9,658,452
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2054	5,000,000	5,003,500
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.25	11-15-2053	1,250,000	1,229,883
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2051	3,000,000	2,571,120
California HFFA Lundquist Institute for Biomedical Innovation at Harbor-UCLA Medical Cente	5.00	9-1-2048	6,095,000	5,763,268
California HFFA Marshall Medical Center Series A	4.00	11-1-2040	1,375,000	1,340,570
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	706,200
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	944,944
California HFFA Sutter Health Obligated Group Series A	4.00	11-15-2048	5,000,000	4,276,701
California HFFA Sutter Health Obligated Group Series B	5.00	11-15-2046	2,960,000	2,955,453
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A	5.25	7-1-2054	8,945,000	8,849,775
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00	2-1-2051	1,500,000	1,223,076
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,359,859
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2044	1,500,000	1,496,390
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	1,829,788
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,232,722
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2049	2,915,000	2,617,131
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2046	3,300,000	2,984,744
The accompanying notes are an integral part of these financial statements.
4 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Municipal Finance Authority Palomar Health Obligated Group Series A COP (AG Insured)	5.25%	11-1-2052	$1,500,000	$1,525,541
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2044	1,415,000	1,417,322
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2049	1,300,000	1,265,451
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2054	1,540,000	1,473,600
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2049	2,650,000	2,693,451
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2037	500,000	502,899
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2047	5,365,000	5,067,951
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,077,761
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,040,411
California Statewide CDA 899 Charleston	5.00	11-1-2049	2,500,000	2,597,103
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,427,003
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2048	5,000,000	4,843,686
California Statewide CDA Enloe Medical Center Obligated Group Series A (AG Insured)	5.25	8-15-2052	2,000,000	2,029,662
California Statewide CDA John Muir Health Obligated Group Series A	5.25	12-1-2054	2,000,000	2,046,214
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	5,007,339
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	713,779
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	507,934
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	455,097
California Statewide CDA Odd Fellows Home Series A	4.00	4-1-2043	1,900,000	1,816,609
California Statewide CDA Odd Fellows Home Series A	4.13	4-1-2053	1,000,000	901,564
Regents of the University of California Medical Center Pooled Revenue Series P	4.00	5-15-2053	5,000,000	4,302,086
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	967,123
				112,698,379
Housing revenue: 10.24%
California Enterprise Development Authority Riverside County	4.00	11-1-2049	1,900,000	1,666,528
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	7,446,441	7,454,412
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	132,754	132,252
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	2,150,000	2,152,691
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2049	1,225,000	1,227,867
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2054	1,800,000	1,783,761
California Municipal Finance Authority Caritas Projects Series A	5.00	8-15-2029	500,000	519,811
California Municipal Finance Authority Caritas Projects Series B	4.00	8-15-2051	1,340,000	1,084,000
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2051	6,700,000	6,365,302
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 5

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00%	5-15-2037	$700,000	$702,113
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2038	750,000	744,925
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	1,064,251
California Municipal Finance Authority CHF - Riverside II LLC	5.00	5-15-2052	5,650,000	5,366,410
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	503,505
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.20	6-1-2044	2,000,000	1,887,249
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	688,853
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,476,238
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	1,013,085
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments144A	5.00	9-1-2037	800,000	791,267
CMFA Special Finance Agency XII Allure Apartments Series A-2144A	4.38	8-1-2049	2,000,000	1,637,879
CMFA Special Finance Agency Latitude33 Series A-2144A	4.00	12-1-2045	1,500,000	1,137,749
Compton PFA144A	4.00	9-1-2027	3,520,000	3,519,925
Fresno Joint Powers Financing Authority Master Lease Projects Series A (AG Insured)	4.00	4-1-2046	1,225,000	1,134,769
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	2,022,020
Independent Cities Finance Authority San Juan Mobile Estates	5.00	8-15-2030	930,000	931,630
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,574,928
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,506,928
Montclair Financing Authority Public Facilities Projects (AG Insured)	5.00	10-1-2035	2,400,000	2,403,228
Sacramento City Schools Joint Powers Financing Authority Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,166,852
				56,660,428
Miscellaneous revenue: 6.45%
City of Irvine Reassessment District No. 15-2	5.00	9-2-2026	400,000	401,462
City of Irvine Reassessment District No. 15-2	5.00	9-2-2042	1,495,000	1,500,463
City of Porterville Water Revenue System Financing Project COP (AG Insured)	4.00	8-15-2050	1,000,000	885,841
City of Upland San Antonio Regional Hospital Obligated Group COP	5.00	1-1-2047	1,955,000	1,944,624
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,080,684
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2041	1,700,000	1,640,649
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2051	750,000	665,375
Jefferson Union High School District Teacher & Staff Housing Project COP (BAM Insured)	4.00	8-1-2045	1,400,000	1,311,885
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,399,795
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	1,983,295
The accompanying notes are an integral part of these financial statements.
6 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Lassen Municipal Utility District COP	4.00%	5-1-2046	$4,395,000	$3,721,347
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	1,901,742
North Coast County Water District COP (AG Insured)	4.00	10-1-2051	1,745,000	1,549,352
Pajaro Valley Water Management Agency Series C COP (BAM Insured)	4.13	3-1-2053	4,250,000	3,888,816
San Marino Unified School District Series A COP	5.00	12-1-2041	255,000	255,088
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2040	3,545,000	3,552,885
				35,683,303
Tax revenue: 12.49%
California Statewide CDA Community Facilities District No. 2017	5.00	9-1-2048	5,000,000	4,997,864
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00	9-1-2048	2,500,000	2,504,713
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	445,710
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	894,618
City & County of San Francisco Community Facilities District No. 2014-1 Series A	5.00	9-1-2052	1,000,000	1,024,260
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2041	1,000,000	881,672
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2052	1,750,000	1,401,837
City of Belmont Community Facilities District No. 2000-1 Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	3,441,735
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,700,006
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2040	965,000	968,141
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2046	1,175,000	1,178,825
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	1,002,319
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00	9-1-2048	1,500,000	1,491,216
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,192,972
Elk Grove Finance Authority (BAM Insured)	5.00	9-1-2038	1,500,000	1,504,883
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2038	305,000	311,154
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,031,806
Lafayette Redevelopment Successor Agency Project (AG Insured)	5.00	8-1-2033	1,500,000	1,502,936
Lafayette Redevelopment Successor Agency Project (AG Insured)	5.00	8-1-2038	1,635,000	1,636,564
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AG Insured)	5.00	8-1-2033	1,200,000	1,223,274
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	350,767
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	406,948
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	257,926
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	254,343
Oakland Redevelopment Successor Agency Series TE (AG Insured)	5.00	9-1-2035	2,545,000	2,550,581
Oakland Redevelopment Successor Agency Series TE (AG Insured)	5.00	9-1-2036	4,000,000	4,007,370
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,949,851
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 7

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
River Islands PFA Community Facilities District No. 2016-1 (AG Insured)	5.25%	9-1-2052	$2,000,000	$2,031,593
River Islands PFA Community Facilities District No. 2023-1 Area No. 2	5.00	9-1-2054	2,500,000	2,388,884
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,586,311
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	3,010,015
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00	8-1-2043	2,500,000	2,499,949
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AG Insured)	5.00	8-1-2046	1,500,000	1,505,273
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AG Insured)	5.25	8-1-2053	2,250,000	2,331,351
Sonoma Community Development Successor Agency Redevelopment Project (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,348,430
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1 Series 2024-A	5.00	9-1-2054	1,000,000	961,290
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0484 (BAM Insured) (Royal Bank of Canada LIQ)144Aø	1.98	9-1-2049	1,800,000	1,800,000
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,730,180
Tustin Community Facilities District No. 2014-1 Series A	5.00	9-1-2040	750,000	752,442
Tustin Community Facilities District No. 2014-1 Series A	5.00	9-1-2045	1,000,000	1,003,255
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,002,886
				69,066,150
Tobacco revenue: 0.71%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00	6-1-2055	14,000,000	2,493,581
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00	6-1-2050	1,025,000	956,984
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	3,250,000	496,994
				3,947,559
Transportation revenue: 0.32%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,000,000	1,784,835
Utilities revenue: 10.03%
California Community Choice Financing Authority Clean Energy Project Series A-1øø	5.00	5-1-2054	5,000,000	5,268,532
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,345,000	1,336,818
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,619,804
California Community Choice Financing Authority Series Eøø	5.00	2-1-2055	4,000,000	4,226,423
California Community Choice Financing Authority Series Føø	5.00	2-1-2055	2,000,000	2,124,594
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	2,000,000	2,063,678
California Community Choice Financing Authority Series Gøø	5.25	11-1-2054	5,000,000	5,298,958
City of Glendale Electric Revenue	5.00	2-1-2054	5,000,000	5,003,961
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2040	3,715,000	3,717,070
The accompanying notes are an integral part of these financial statements.
8 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Imperial Irrigation District Electric System Revenue Series A	5.00%	11-1-2045	$1,060,000	$1,060,020
Imperial Irrigation District Electric System Revenue Series C	5.00	11-1-2038	2,500,000	2,515,840
Los Angeles Department of Water & Power System Revenue Series A (BAM Insured)	5.00	7-1-2042	750,000	784,431
Los Angeles Department of Water & Power System Revenue Series C	5.00	7-1-2054	8,000,000	8,005,951
M-S-R Energy Authority Series B	7.00	11-1-2034	4,000,000	4,772,062
M-S-R Energy Authority Series C	6.13	11-1-2029	785,000	827,890
Northern California Energy Authorityøø	5.00	12-1-2054	2,000,000	2,102,457
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	443,214
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	3,000,000	3,290,067
				55,461,770
Water & sewer revenue: 2.52%
Adelanto Public Utility Authority Utility System Project Series A (AG Insured)	5.00	7-1-2039	2,000,000	2,044,426
California PCFA Channelside Water Resources LP AMT144A	5.00	11-21-2045	2,615,000	2,590,577
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,810,887
City of Tulare Sewer Revenue (AG Insured)	5.00	11-15-2041	1,500,000	1,503,700
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,003,098
Merced Irrigation District Series A (AG Insured)	5.00	10-1-2038	4,000,000	4,004,193
				13,956,881
				534,749,643
Guam: 0.40%
Miscellaneous revenue: 0.18%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	961,526
Water & sewer revenue: 0.22%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,250,000	1,234,799
				2,196,325
Illinois: 0.16%
GO revenue: 0.16%
State of Illinois Series B	4.50	5-1-2048	1,000,000	890,383
New York: 0.80%
Tax revenue: 0.80%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	3.00	2-1-2051	3,360,000	2,311,933
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	3,000,000	2,123,644
				4,435,577
Ohio: 0.08%
Tobacco revenue: 0.08%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	5,000,000	463,846
Total municipal obligations (Cost $571,131,276)				542,735,774
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 9

Portfolio of investments—June 30, 2025

		Yield	Shares	Value
Short-term investments: 0.32%
Investment companies: 0.32%
Allspring Government Money Market Fund Select Class♠∞		4.26%	1,758,369	$1,758,369
Total short-term investments (Cost $1,758,369)				1,758,369
Total investments in securities (Cost $572,889,645)	98.43%			544,494,143
Other assets and liabilities, net	1.57			8,690,971
Total net assets	100.00%			$553,185,114

¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$817,140	$83,079,399	$(82,138,170)	$0	$0	$1,758,369	1,758,369	$43,002
The accompanying notes are an integral part of these financial statements.
10 | Allspring California Tax-Free Fund

Portfolio of investments—June 30, 2025

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	166	9-19-2025	$18,298,361	$18,612,750	$314,389	$0
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 11

Statement of assets and liabilities—June 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $571,131,276)	$542,735,774
Investments in affiliated securities, at value (cost $1,758,369)	1,758,369
Cash due from broker	2,006,792
Cash at broker segregated for futures contracts	1,260,000
Receivable for interest	7,551,376
Receivable for Fund shares sold	831,841
Receivable for investments sold	65,000
Receivable for daily variation margin on open futures contracts	51,875
Prepaid expenses and other assets	47,447
Total assets	556,308,474
Liabilities
Overdraft due to custodian bank	1,863,110
Payable for Fund shares redeemed	727,942
Dividends payable	240,130
Management fee payable	142,697
Shareholder servicing fees payable	57,577
Administration fees payable	50,609
Distribution fee payable	3,765
Trustees’ fees and expenses payable	2,314
Accrued expenses and other liabilities	35,216
Total liabilities	3,123,360
Total net assets	$553,185,114
Net assets consist of
Paid-in capital	$666,258,775
Total distributable loss	(113,073,661)
Total net assets	$553,185,114
Computation of net asset value and offering price per share
Net assets–Class A	$225,623,255
Shares outstanding–Class A1	22,117,048
Net asset value per share–Class A	$10.20
Maximum offering price per share – Class A2	$10.68
Net assets–Class C	$6,086,386
Shares outstanding–Class C1	585,076
Net asset value per share–Class C	$10.40
Net assets–Administrator Class	$46,676,573
Shares outstanding–Administrator Class[1]	4,568,333
Net asset value per share–Administrator Class	$10.22
Net assets–Institutional Class	$274,798,900
Shares outstanding–Institutional Class[1]	26,885,000
Net asset value per share–Institutional Class	$10.22
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Tax-Free Fund

Statement of operations—year ended June 30, 2025
Statement of operations
Investment income
Interest	$25,104,391
Income from affiliated securities	43,002
Total investment income	25,147,393
Expenses
Management fee	2,437,691
Administration fees
Class A	393,780
Class C	9,852
Administrator Class	54,865
Institutional Class	234,212
Shareholder servicing fees
Class A	655,159
Class C	16,387
Administrator Class	135,764
Distribution fee
Class C	49,163
Custody and accounting fees	25,478
Professional fees	63,908
Registration fees	74,787
Shareholder report expenses	32,190
Trustees’ fees and expenses	15,969
Other fees and expenses	34,425
Total expenses	4,233,630
Less: Fee waivers and/or expense reimbursements
Fund-level	(233,806)
Class A	(146,650)
Class C	(2,844)
Administrator Class	(107,617)
Net expenses	3,742,713
Net investment income	21,404,680
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	41,140
Futures contracts	56,475
Net realized gains on investments	97,615
Net change in unrealized gains (losses) on
Unaffiliated securities	(21,995,828)
Futures contracts	160,955
Net change in unrealized gains (losses) on investments	(21,834,873)
Net realized and unrealized gains (losses) on investments	(21,737,258)
Net decrease in net assets resulting from operations	$(332,578)
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$21,404,680		$24,012,606
Net realized gains (losses) on investments		97,615		(4,045,570)
Net change in unrealized gains (losses) on investments		(21,834,873)		5,753,311
Net increase (decrease) in net assets resulting from operations		(332,578)		25,720,347
Distributions to shareholders from
Net investment income and net realized gains
Class A		(8,754,049)		(10,223,402)
Class C		(169,347)		(218,022)
Administrator Class		(1,935,162)		(4,967,517)
Institutional Class		(10,542,397)		(8,625,982)
Total distributions to shareholders		(21,400,955)		(24,034,923)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,128,958	11,877,628	1,726,643	17,898,049
Class C	92,660	1,000,238	143,939	1,549,996
Administrator Class	1,044,575	10,965,452	6,031,893	62,944,811
Institutional Class	10,290,651	108,070,704	15,832,950	165,894,907
		131,914,022		248,287,763
Reinvestment of distributions
Class A	787,802	8,295,421	937,396	9,782,634
Class C	15,773	169,192	20,591	218,022
Administrator Class	169,927	1,792,326	465,420	4,856,645
Institutional Class	748,031	7,881,593	456,811	4,786,680
		18,138,532		19,643,981
Payment for shares redeemed
Class A	(7,419,438)	(78,092,339)	(6,511,335)	(68,040,989)
Class C	(240,232)	(2,597,196)	(367,184)	(3,914,385)
Administrator Class	(3,505,196)	(37,061,011)	(16,031,707)	(166,081,680)
Institutional Class	(12,188,422)	(127,699,352)	(11,244,194)	(117,179,936)
		(245,449,898)		(355,216,990)
Net decrease in net assets resulting from capital share transactions		(95,397,344)		(87,285,246)
Total decrease in net assets		(117,130,877)		(85,599,822)
Net assets
Beginning of period		670,315,991		755,915,813
End of period		$553,185,114		$670,315,991
The accompanying notes are an integral part of these financial statements.
14 | Allspring California Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.59	$10.52	$10.65	$12.13	$11.91
Net investment income	0.35 [1]	0.35 [1]	0.33	0.30	0.32
Net realized and unrealized gains (losses) on investments	(0.39)	0.07	(0.13)	(1.48)	0.22
Total from investment operations	(0.04)	0.42	0.20	(1.18)	0.54
Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.33)	(0.30)	(0.32)
Net asset value, end of period	$10.20	$10.59	$10.52	$10.65	$12.13
Total return[2]	(0.41)%	4.08%	1.90%	(9.90)%	4.59%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.83%	0.81%	0.81%
Net expenses	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.34%	3.33%	3.10%	2.57%	2.66%
Supplemental data
Portfolio turnover rate	14%	26%	15%	17%	9%
Net assets, end of period (000s omitted)	$225,623	$292,433	$331,000	$412,553	$486,668

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.80	$10.73	$10.86	$12.37	$12.14
Net investment income	0.28 [1]	0.27 [1]	0.26	0.22	0.24
Net realized and unrealized gains (losses) on investments	(0.40)	0.07	(0.14)	(1.51)	0.23
Total from investment operations	(0.12)	0.34	0.12	(1.29)	0.47
Distributions to shareholders from
Net investment income	(0.28)	(0.27)	(0.25)	(0.22)	(0.24)
Net asset value, end of period	$10.40	$10.80	$10.73	$10.86	$12.37
Total return[2]	(1.19)%	3.29%	1.16%	(10.58)%	3.86%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.58%	1.56%	1.56%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.58%	2.58%	2.35%	1.80%	1.91%
Supplemental data
Portfolio turnover rate	14%	26%	15%	17%	9%
Net assets, end of period (000s omitted)	$6,086	$7,740	$9,864	$11,548	$19,066

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
16 | Allspring California Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.60	$10.54	$10.67	$12.16	$11.93
Net investment income	0.37 [1]	0.37 [1]	0.35	0.32	0.34
Net realized and unrealized gains (losses) on investments	(0.38)	0.06	(0.13)	(1.49)	0.24
Total from investment operations	(0.01)	0.43	0.22	(1.17)	0.58
Distributions to shareholders from
Net investment income	(0.37)	(0.37)	(0.35)	(0.32)	(0.35)
Net asset value, end of period	$10.22	$10.60	$10.54	$10.67	$12.16
Total return[2]	(0.12)%	4.18%	2.11%	(9.77)%	4.89%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.78%	0.77%	0.75%	0.75%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.53%	3.53%	3.27%	2.78%	2.86%
Supplemental data
Portfolio turnover rate	14%	26%	15%	17%	9%
Net assets, end of period (000s omitted)	$46,677	$72,733	$172,774	$343,154	$382,093

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.61	$10.54	$10.67	$12.16	$11.93
Net investment income	0.38 [1]	0.37 [1]	0.36	0.33	0.35
Net realized and unrealized gains (losses) on investments	(0.39)	0.08	(0.13)	(1.49)	0.23
Total from investment operations	(0.01)	0.45	0.23	(1.16)	0.58
Distributions to shareholders from
Net investment income	(0.38)	(0.38)	(0.36)	(0.33)	(0.35)
Net asset value, end of period	$10.22	$10.61	$10.54	$10.67	$12.16
Total return[2]	(0.14)%	4.35%	2.18%	(9.71)%	4.96%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.51%	0.50%	0.48%	0.48%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.60%	3.59%	3.36%	2.83%	2.93%
Supplemental data
Portfolio turnover rate	14%	26%	15%	17%	9%
Net assets, end of period (000s omitted)	$274,799	$297,410	$242,279	$304,666	$384,108

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
18 | Allspring California Tax-Free Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
Allspring California Tax-Free Fund | 19

Notes to financial statements
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $573,310,040 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,657,750
Gross unrealized losses	(34,159,258)
Net unrealized losses	$(28,501,508)
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $48,349,052 in short-term capital losses and $36,222,366 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring California Tax-Free Fund

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$542,735,774	$0	$542,735,774
Short-term investments
Investment companies	1,758,369	0	0	1,758,369
	$1,758,369	$542,735,774	$0	$544,494,143
Futures contracts	314,389	0	0	314,389
Total assets	$2,072,758	$542,735,774	$0	$544,808,532
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2025, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Allspring California Tax-Free Fund | 21

Notes to financial statements
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Administrator Class	0.55
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2025, Allspring Funds Distributor received $1,152 from the sale of Class A shares and $305 and $285 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $55,174,152, $59,820,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2025 were $82,356,131 and $179,700,991, respectively.
6.
DERIVATIVE TRANSACTIONS
During the year ended June 30, 2025, the Fund entered into futures contracts as a tactical move to take advantage of dislocation in the market. The Fund had an average notional amount of $17,989,453 in long futures contracts during the year ended June 30, 2025.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
22 | Allspring California Tax-Free Fund

Notes to financial statements
8.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Tax-exempt income	$21,400,955	$24,034,923
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$240,063	$(28,501,508)	$(84,571,418)
9.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of California.
10.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
12.CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
13.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring California Tax-Free Fund | 23

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring California Tax-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agent and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
24 | Allspring California Tax-Free Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring California Tax-Free Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Allspring California Tax-Free Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring California Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring California Tax-Free Fund | 27

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was in range of the average investment performance of the Universe for the one-, five-, and ten-year periods under review, and higher than the average investment performance of the Universe for the three-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the one-year period under review, and lower for all other periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for Administrator Class and Institutional Class, and equal to the median net operating expense ratio of the expense Group for Class A.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the Fund’s expense Group for Class A, equal to the sum of the average rates for the Fund’s expense Group for Administrator Class, and lower than the sum of the average rates for the Fund’s expense Group for Institutional Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

28 | Allspring California Tax-Free Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring California Tax-Free Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0032 06-25

Allspring High Yield Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring High Yield Municipal Bond Fund | 1

Portfolio of investments—June 30, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.96%
Alabama: 3.03%
Education revenue: 1.11%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$1,000,000	$1,008,950
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AG Insured)	5.00	8-1-2054	1,200,000	1,150,418
				2,159,368
Resource recovery revenue: 1.92%
Mobile County IDA AM/NS Calvert LLC Series 2024B AMT	4.75	12-1-2054	2,000,000	1,839,988
Mobile County IDA AM/NS Calvert LLC Series A AMT	5.00	6-1-2054	2,000,000	1,916,404
				3,756,392
				5,915,760
Arizona: 0.92%
Education revenue: 0.46%
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2054	1,000,000	905,393
Health revenue: 0.46%
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	1,400,000	888,769
				1,794,162
Arkansas: 0.51%
Industrial development revenue: 0.51%
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	1,001,705
California: 2.98%
Airport revenue: 0.50%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	1,000,000	975,929
Education revenue: 0.11%
California Infrastructure & Economic Development Bank WFCS Holdings II LLC Series A-1144A	5.00	1-1-2056	250,000	207,941
Health revenue: 0.22%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	441,162
Housing revenue: 1.45%
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.50	6-1-2054	2,000,000	1,868,297
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	344,426
Compton PFA144A	4.00	9-1-2027	625,000	624,987
				2,837,710
The accompanying notes are an integral part of these financial statements.
2 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.16%
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00%	6-1-2060	$2,000,000	$305,843
Utilities revenue: 0.54%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	1,000,000	1,047,921
				5,816,506
Colorado: 11.24%
Education revenue: 0.21%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2061	600,000	405,048
GO revenue: 7.82%
Aerotropolis Regional Transportation Authority144A	5.75	12-1-2054	2,015,000	1,973,667
Canyons Metropolitan District No. 5 Series B	6.50	12-15-2054	1,000,000	997,195
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	925,438
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,143,000	1,146,196
Independence Metropolitan District No. 3 Series A	5.38	12-1-2054	1,645,000	1,567,437
Mineral Business Improvement District Series A144A	5.75	12-1-2054	1,250,000	1,209,124
Mirabelle Metropolitan District No. 2 Series B	6.13	12-15-2049	1,591,000	1,535,212
Murphy Creek Metropolitan District No. 5 Series A	6.00	12-1-2052	1,000,000	942,122
Pronghorn Valley Metropolitan District Series A	4.00	12-1-2051	250,000	194,647
Riverpark Metropolitan District/Arapahoe County	6.38	12-1-2054	1,150,000	1,137,526
St. Vrain Lakes Metropolitan District No. 2 Series B	6.38	11-15-2054	1,000,000	1,003,468
St. Vrain Lakes Metropolitan District No. 4 Series A CAB144A¤	0.00	9-20-2054	1,000,000	673,728
Sterling Ranch Community Authority Board Metropolitan District No. 4 Subdistrict B Series A144A	5.75	12-1-2054	1,500,000	1,457,004
Trails at Crowfoot Metropolitan District No. 3 Series B	6.88	12-15-2052	500,000	497,415
				15,260,179
Health revenue: 0.26%
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series E (TD Bank N.A. SPA)ø	3.95	5-15-2064	500,000	500,000
Housing revenue: 1.00%
Colorado Health Facilities Authority BSLC II Obligated Group	5.25	9-15-2045	2,000,000	1,949,594
Miscellaneous revenue: 0.74%
Pinery Commercial Metropolitan District No. 2	5.75	12-1-2054	1,500,000	1,448,939
Tax revenue: 0.95%
Palisade Metropolitan District No. 2 Series B CAB144A¤	0.00	12-15-2054	1,000,000	923,526
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	934,015
				1,857,541
Transportation revenue: 0.26%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	500,000	500,261
				21,921,562
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 3

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Connecticut: 0.77%
Health revenue: 0.77%
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	6.50%	10-1-2055	$1,500,000	$1,502,151
Delaware: 0.26%
Health revenue: 0.26%
Delaware State EDA ACTS Retirement-Life Communities, Inc. Obligated Group Series B	5.25	11-15-2053	500,000	502,332
District of Columbia: 0.67%
Education revenue: 0.51%
District of Columbia Rocketship DC Obligated Group Series A	5.75	6-1-2054	1,000,000	984,963
Tobacco revenue: 0.16%
District of Columbia Tobacco Settlement Financing Corp.	6.75	5-15-2040	305,000	315,669
				1,300,632
Florida: 8.31%
Education revenue: 2.54%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,000,000	1,030,152
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	1,883,695
Capital Trust Authority Kipp Miami Obligated Group Series A144A	6.00	6-15-2054	655,000	658,720
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00	6-30-2056	625,000	394,945
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	989,554
				4,957,066
Health revenue: 3.40%
City of Venice Southwest Florida Retirement Center, Inc. Obligated Group Series A144A	5.50	1-1-2055	1,000,000	942,833
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	215,721
Lee County IDA Cypress Cove at Healthpark Florida Obligated Group Series A	5.25	10-1-2052	1,000,000	868,190
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	1,964,479
Orange County Health Facilities Authority Presbyterian Retirement Communities, Inc. Obligated Group	5.00	8-1-2054	2,000,000	1,875,645
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,000,000	759,891
				6,626,759
Housing revenue: 0.74%
Capital Projects Finance Authority Trilogy Community Development Foundation, Inc. Obligated Group Series A144A	7.25	1-1-2055	500,000	500,898
Capital Projects Finance Authority UnionWest Properties LLC Series 2024A-1144A	5.00	6-1-2054	1,000,000	943,042
				1,443,940
The accompanying notes are an integral part of these financial statements.
4 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.43%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.25%	5-1-2054	$985,000	$965,082
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.80	5-1-2055	2,000,000	1,820,285
				2,785,367
Water & sewer revenue: 0.20%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2051	500,000	390,371
				16,203,503
Georgia: 2.92%
Housing revenue: 0.38%
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2028	745,000	745,437
Industrial development revenue: 0.67%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,306,911
Tax revenue: 0.52%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,005,888
Utilities revenue: 1.35%
Main Street Natural Gas, Inc. Series A	5.00	5-15-2049	1,610,000	1,608,791
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.50	7-1-2064	1,000,000	1,022,758
				2,631,549
				5,689,785
Guam: 0.26%
Airport revenue: 0.26%
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	500,000	508,379
Idaho: 0.13%
Education revenue: 0.13%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,127
Illinois: 4.27%
Education revenue: 0.55%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	250,000	207,688
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2051	1,000,000	695,292
Illinois Finance Authority Intrinsic Schools Series A144A	5.25	12-1-2025	170,000	170,121
				1,073,101
GO revenue: 0.78%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	500,000	517,086
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 5

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Chicago Series A	5.50%	1-1-2041	$500,000	$506,460
City of Chicago Series A	5.50	1-1-2043	500,000	502,593
				1,526,139
Health revenue: 0.77%
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	3.95	8-15-2049	500,000	500,000
Illinois Finance Authority Silver Cross Hospital Obligated Group Series C	5.00	8-15-2044	1,000,000	1,002,242
				1,502,242
Housing revenue: 0.50%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	5.00	6-15-2050	1,000,000	977,526
Miscellaneous revenue: 1.09%
Illinois Finance Authority Chicago Theatre Group, Inc. Series A144A	6.13	10-1-2050	1,500,000	1,491,236
Illinois Finance Authority Rogers Park Montessori School	6.00	2-1-2034	635,000	635,179
				2,126,415
Tax revenue: 0.58%
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2030	1,125,000	1,132,023
				8,337,446
Indiana: 3.84%
Education revenue: 1.00%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	2,055,000	1,952,347
Health revenue: 1.80%
Indiana Finance Authority Hendricks County Hospital Obligated Group	5.25	3-1-2054	1,500,000	1,489,294
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A	5.50	9-15-2044	2,000,000	2,027,898
				3,517,192
Industrial development revenue: 1.04%
City of Valparaiso Pratt Paper LLC AMT144A	5.00	1-1-2054	500,000	469,215
Indianapolis Local Public Improvement Bond Bank Series E	6.00	3-1-2053	1,500,000	1,551,767
				2,020,982
				7,490,521
Iowa: 0.48%
Health revenue: 0.48%
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2049	1,000,000	929,120
The accompanying notes are an integral part of these financial statements.
6 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Kansas: 1.54%
Health revenue: 0.93%
City of Wichita Presbyterian Manors Obligated Group Series VIII	5.88%	5-15-2050	$1,000,000	$940,590
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	860,746
				1,801,336
Tax revenue: 0.61%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,250,000	1,193,373
				2,994,709
Kentucky: 0.47%
Health revenue: 0.47%
Kentucky EDFA Kenton Housing Obligated Group	5.50	11-15-2035	1,000,000	920,074
Louisiana: 1.71%
Airport revenue: 0.66%
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,305,000	1,280,080
Transportation revenue: 1.05%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.75	9-1-2064	2,000,000	2,058,572
				3,338,652
Maryland: 1.16%
Tax revenue: 0.21%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	500,000	402,069
Transportation revenue: 0.95%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,860,484
				2,262,553
Massachusetts: 0.49%
Health revenue: 0.49%
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13	1-1-2040	1,000,000	951,018
Michigan: 0.76%
Education revenue: 0.20%
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	150,000	123,011
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	262,500	262,609
				385,620
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 7

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.56%
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00%	7-1-2044	$1,000,000	$1,000,158
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	105,000	105,077
				1,105,235
				1,490,855
Minnesota: 1.56%
Education revenue: 1.22%
City of Deephaven Eagle Ridge Academy Series A	4.40	7-1-2025	20,000	20,000
City of Deephaven Eagle Ridge Academy Series A	5.00	7-1-2030	195,000	195,128
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	973,786
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	1,000,000	725,000
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	475,137
				2,389,051
Housing revenue: 0.34%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	310,000	310,000
City of Minneapolis Riverton Community Housing	4.80	8-1-2027	350,000	350,073
				660,073
				3,049,124
Missouri: 0.74%
Health revenue: 0.61%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.25	2-1-2054	1,250,000	1,196,349
Tax revenue: 0.13%
City of Richmond Heights Francis Place Redevelopment Project Area No. 1	5.63	11-1-2025	255,000	255,331
				1,451,680
New Hampshire: 0.90%
Education revenue: 0.51%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	4.50	6-1-2053	1,075,000	1,004,352
Health revenue: 0.39%
New Hampshire Business Finance Authority Presbyterian Homes Obligated Group Series A	5.25	7-1-2048	750,000	752,683
				1,757,035
New Jersey: 1.21%
Airport revenue: 0.25%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	480,581
The accompanying notes are an integral part of these financial statements.
8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.85%
Camden County Improvement Authority Prep High School Project144A	5.00%	7-15-2042	$1,175,000	$1,153,125
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	501,749
				1,654,874
Industrial development revenue: 0.11%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	215,000	215,073
				2,350,528
New York: 12.91%
Airport revenue: 4.44%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	1,000,000	1,027,748
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2041	1,660,000	1,654,302
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	2,000,000	2,012,897
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	1,000,000	1,032,992
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.13	6-30-2060	1,000,000	981,545
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	1,000,000	968,168
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.25	1-1-2050	1,000,000	985,216
				8,662,868
Education revenue: 4.20%
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.75	6-1-2052	1,000,000	967,760
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,074,397
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	7.00	4-15-2053	2,000,000	2,027,985
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	362,882
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	876,379
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2052	2,000,000	1,907,710
New York State Dormitory Authority St. Joseph’s University/Brooklyn	4.00	7-1-2035	400,000	355,827
New York State Dormitory Authority St. Joseph’s University/Brooklyn	5.00	7-1-2051	750,000	620,436
				8,193,376
GO revenue: 1.28%
City of New York Series 3ø	3.90	4-1-2042	2,000,000	2,000,000
City of New York Series G-2 (Bank of America N.A. SPA)ø	4.05	2-1-2055	500,000	500,000
				2,500,000
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 9

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.58%
New York State Dormitory Authority White Plains Hospital Obligated Group	5.25%	10-1-2049	$1,000,000	$1,006,514
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.38	8-1-2054	1,500,000	1,181,476
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	896,539
				3,084,529
Miscellaneous revenue: 0.52%
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	1,000,000	1,021,170
Tobacco revenue: 0.11%
Suffolk Tobacco Asset Securitization Corp. Series B-2 CAB¤	0.00	6-1-2066	2,500,000	221,668
Transportation revenue: 0.78%
Metropolitan Transportation Authority Series C-1	5.25	11-15-2055	1,500,000	1,509,494
				25,193,105
North Carolina: 0.77%
Health revenue: 0.77%
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	1,500,000	1,503,147
North Dakota: 0.57%
Health revenue: 0.57%
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2053	1,125,000	1,118,283
Ohio: 2.32%
Housing revenue: 0.98%
State of Ohio Department of Transportation AMT	5.00	6-30-2053	2,000,000	1,911,230
Tobacco revenue: 1.34%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-2	5.00	6-1-2055	1,975,000	1,683,740
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	10,000,000	927,693
				2,611,433
				4,522,663
Oregon: 0.31%
Health revenue: 0.31%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	500,000	484,585
Polk County Hospital Facility Authority Dallas Mennonite Retirement Community Obligated Group Series A	5.00	7-1-2025	120,000	120,000
				604,585
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 2.76%
Education revenue: 0.36%
Philadelphia IDA Independence Charter School West	5.00%	6-15-2039	$750,000	$698,560
Health revenue: 2.05%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	1,000,000	970,025
Lancaster Municipal Authority Luthercare Obligated Group Series A	5.00	12-1-2055	1,250,000	1,165,568
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	2.72	9-1-2050	250,000	250,000
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	750,000	751,254
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	862,114
				3,998,961
Miscellaneous revenue: 0.35%
Chester County IDA Woodlands at Greystone Neighborhood Improvement District144A	5.13	3-1-2048	748,000	678,858
				5,376,379
Puerto Rico: 1.45%
Tax revenue: 1.45%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	5.00	7-1-2058	3,000,000	2,820,385
South Carolina: 2.19%
Education revenue: 0.75%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75	10-1-2045	500,000	450,513
South Carolina Jobs-EDA Riverwalk Academy Series A144A	7.00	6-15-2043	1,000,000	1,007,956
				1,458,469
Health revenue: 1.37%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.75	11-15-2054	1,750,000	1,766,960
South Carolina Jobs-EDA Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	911,008
				2,677,968
Resource recovery revenue: 0.07%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	100,000	80,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.25	2-1-2045	1,000,000	50,000
				130,000
				4,266,437
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 11

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.97%
Housing revenue: 1.71%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.25%	7-1-2049	$1,250,000	$1,268,386
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1144A	5.25	6-1-2056	2,250,000	2,075,136
				3,343,522
Tax revenue: 0.26%
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area144A	5.13	6-1-2036	500,000	503,343
				3,846,865
Texas: 5.98%
Education revenue: 1.51%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00	3-1-2034	320,000	320,179
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38	2-15-2052	1,500,000	1,431,135
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2046	860,000	674,941
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	520,000	515,591
				2,941,846
GO revenue: 0.41%
City of Port Isabel144A	5.10	2-15-2049	875,000	811,453
Health revenue: 1.70%
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Obligated Group	5.00	11-1-2055	1,750,000	1,624,552
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group	5.00	11-15-2046	1,000,000	928,525
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	800,000	765,565
				3,318,642
Housing revenue: 1.09%
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	6.50	10-1-2055	2,180,000	2,118,753
Industrial development revenue: 0.47%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	916,245
Resource recovery revenue: 0.51%
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Bø	4.00	4-1-2040	1,000,000	1,000,000
Tax revenue: 0.19%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	500,000	368,813
The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.10%
SA Energy Acquisition Public Facility Corp.	5.50%	8-1-2027	$190,000	$195,951
				11,671,703
Utah: 4.26%
Education revenue: 0.46%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00	6-15-2041	1,020,000	900,390
GO revenue: 0.73%
Soleil Hills Public Infrastructure District No. 1 Series A144A	5.88	3-1-2055	1,500,000	1,432,035
Miscellaneous revenue: 1.04%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	925,000	759,642
Wood Ranch Public Infrastructure District Assessment Area No. 1144A	5.63	12-1-2053	1,300,000	1,267,526
				2,027,168
Tax revenue: 2.03%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.20	6-1-2054	2,250,000	2,093,895
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	6.00	6-15-2054	1,000,000	1,005,153
UIPA Crossroads Public Infrastructure District AJL Project Area144A	4.38	6-1-2052	1,000,000	859,709
				3,958,757
				8,318,350
Virginia: 1.76%
Health revenue: 0.79%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	550,000	538,882
Virginia Small Business Financing Authority LifeSpire Obligated Group Series A	5.50	12-1-2054	1,000,000	1,014,686
				1,553,568
Transportation revenue: 0.97%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	2,000,000	1,887,721
				3,441,289
Washington: 3.06%
Health revenue: 2.20%
Jefferson County Public Hospital District No. 2 Series A	6.88	12-1-2053	1,500,000	1,512,579
Skagit County Public Hospital District No. 1	5.50	12-1-2054	1,000,000	1,016,474
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2050	750,000	740,402
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	1,016,762
				4,286,217
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 13

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.86%
Washington State Housing Finance Commission German Retirement Home of the State of Washington Obligated Group Series A144A	5.75%	1-1-2053	$1,290,000	$1,211,097
Washington State Housing Finance Commission Provident Group-SH I Properties LLC	5.00	7-1-2054	500,000	479,858
				1,690,955
				5,977,172
West Virginia: 1.39%
Tax revenue: 1.39%
County of Ohio Highlands Project	5.25	6-1-2053	1,000,000	960,303
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,750,000	1,760,048
				2,720,351
Wisconsin: 5.13%
Education revenue: 3.48%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	978,457
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	696,648
PFA Triad Math & Science Academy Co.	5.00	6-15-2042	1,140,000	1,105,068
PFA Triad Math & Science Academy Co.	5.25	6-15-2052	1,610,000	1,535,577
PFA Uwharrie Charter Academy Series A144A	5.00	6-15-2042	1,310,000	1,253,646
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,214,580
				6,783,976
Health revenue: 1.39%
Wisconsin HEFA Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,244,622
Wisconsin HEFA Masonic Home Obligated Group Series A	5.75	8-15-2054	1,450,000	1,468,607
				2,713,229
Housing revenue: 0.26%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50	7-1-2052	500,000	505,961
				10,003,166
Total municipal obligations (Cost $203,785,010)				191,113,799

		Yield	Shares
Short-term investments: 1.17%
Investment companies: 1.17%
Allspring Government Money Market Fund Select Class♠∞		4.26	2,291,592	2,291,592
Total short-term investments (Cost $2,291,592)				2,291,592
Total investments in securities (Cost $206,076,602)	99.13%			193,405,391
Other assets and liabilities, net	0.87			1,688,463
Total net assets	100.00%			$195,093,854

The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—June 30, 2025

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
NTO	New Terminal One
PFA	Public Finance Authority
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$936,490	$55,478,963	$(54,123,861)	$0	$0	$2,291,592	2,291,592	$46,061
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 15

Statement of assets and liabilities—June 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $203,785,010)	$191,113,799
Investments in affiliated securities, at value (cost $2,291,592)	2,291,592
Receivable for interest	2,497,801
Receivable for Fund shares sold	76,233
Receivable for investments sold	75,000
Prepaid expenses and other assets	68,239
Total assets	196,122,664
Liabilities
Payable for Fund shares redeemed	904,776
Management fee payable	51,287
Administration fees payable	16,203
Shareholder servicing fees payable	11,399
Trustees’ fees and expenses payable	4,015
Distribution fee payable	3,895
Dividends payable	3,738
Accrued expenses and other liabilities	33,497
Total liabilities	1,028,810
Total net assets	$195,093,854
Net assets consist of
Paid-in capital	$212,413,011
Total distributable loss	(17,319,157)
Total net assets	$195,093,854
Computation of net asset value and offering price per share
Net assets–Class A	$43,637,044
Shares outstanding–Class A1	4,776,760
Net asset value per share–Class A	$9.14
Maximum offering price per share – Class A2	$9.57
Net assets–Class C	$6,161,388
Shares outstanding–Class C1	674,456
Net asset value per share–Class C	$9.14
Net assets–Class R6	$462,312
Shares outstanding–Class R6[1]	50,514
Net asset value per share–Class R6	$9.15
Net assets–Administrator Class	$5,392,884
Shares outstanding–Administrator Class[1]	590,046
Net asset value per share–Administrator Class	$9.14
Net assets–Institutional Class	$139,440,226
Shares outstanding–Institutional Class[1]	15,264,873
Net asset value per share–Institutional Class	$9.13
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Municipal Bond Fund

Statement of operations—year ended June 30, 2025
Statement of operations
Investment income
Interest	$9,806,085
Income from affiliated securities	46,061
Total investment income	9,852,146
Expenses
Management fee	964,831
Administration fees
Class A	69,208
Class C	9,835
Class R6	55
Administrator Class	5,524
Institutional Class	107,650
Shareholder servicing fees
Class A	115,346
Class C	16,390
Administrator Class	13,778
Distribution fee
Class C	49,171
Custody and accounting fees	8,741
Professional fees	53,475
Registration fees	103,116
Shareholder report expenses	33,223
Trustees’ fees and expenses	14,676
Other fees and expenses	19,377
Total expenses	1,584,396
Less: Fee waivers and/or expense reimbursements
Fund-level	(290,549)
Class A	(36,652)
Class C	(4,595)
Administrator Class	(7,553)
Net expenses	1,245,047
Net investment income	8,607,099
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(425,136)
Net change in unrealized gains (losses) on investments	(8,864,804)
Net realized and unrealized gains (losses) on investments	(9,289,940)
Net decrease in net assets resulting from operations	$(682,841)
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 17

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$8,607,099		$6,558,555
Net realized losses on investments		(425,136)		(983,475)
Net change in unrealized gains (losses) on investments		(8,864,804)		3,092,990
Net increase (decrease) in net assets resulting from operations		(682,841)		8,668,070
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,000,647)		(1,897,857)
Class C		(234,590)		(263,545)
Class R6		(8,739)		(1,179)
Administrator Class		(245,352)		(302,032)
Institutional Class		(6,175,838)		(4,261,107)
Total distributions to shareholders		(8,665,166)		(6,725,720)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,347,626	12,839,119	1,362,347	12,767,503
Class C	197,465	1,883,472	198,425	1,838,038
Class R6	47,724	450,680	10	99
Administrator Class	58,012	547,150	269,030	2,529,530
Institutional Class	7,843,867	74,056,510	6,757,098	62,397,209
		89,776,931		79,532,379
Reinvestment of distributions
Class A	206,548	1,959,456	197,217	1,835,750
Class C	24,651	233,796	28,005	260,723
Class R6	938	8,769	126	1,173
Administrator Class	25,766	244,442	15,333	142,465
Institutional Class	650,970	6,164,997	456,676	4,236,879
		8,611,460		6,476,990
Payment for shares redeemed
Class A	(1,371,940)	(12,923,398)	(1,421,241)	(13,034,486)
Class C	(210,166)	(1,982,127)	(326,830)	(3,045,929)
Class R6	(812)	(7,570)	0	0
Administrator Class	(81,132)	(769,213)	(524,473)	(4,895,654)
Institutional Class	(4,439,263)	(41,358,305)	(6,066,390)	(55,595,887)
		(57,040,613)		(76,571,956)
Net increase in net assets resulting from capital share transactions		41,347,778		9,437,413
Total increase in net assets		31,999,771		11,379,763
Net assets
Beginning of period		163,094,083		151,714,320
End of period		$195,093,854		$163,094,083
The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.56	$9.42	$9.56	$11.16	$10.43
Net investment income	0.41 [1]	0.41 [1]	0.39 [1]	0.38	0.41
Net realized and unrealized gains (losses) on investments	(0.42)	0.15	(0.14)	(1.56)	0.73
Total from investment operations	(0.01)	0.56	0.25	(1.18)	1.14
Distributions to shareholders from
Net investment income	(0.41)	(0.42)	(0.39)	(0.38)	(0.41)
Net realized gains	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.41)	(0.42)	(0.39)	(0.42)	(0.41)
Net asset value, end of period	$9.14	$9.56	$9.42	$9.56	$11.16
Total return[2]	(0.16)%	6.22%	2.71%	(10.84)%	10.98%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.07%	1.07%	1.10%	1.14%
Net expenses	0.79%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.30%	4.48%	4.13%	3.61%	3.74%
Supplemental data
Portfolio turnover rate	15%	33%	24%	30%	55%
Net assets, end of period (000s omitted)	$43,637	$43,935	$41,963	$37,138	$37,514

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.56	$9.42	$9.56	$11.16	$10.44
Net investment income	0.34 [1]	0.34 [1]	0.32 [1]	0.30	0.32
Net realized and unrealized gains (losses) on investments	(0.42)	0.15	(0.14)	(1.55)	0.72
Total from investment operations	(0.08)	0.49	0.18	(1.25)	1.04
Distributions to shareholders from
Net investment income	(0.34)	(0.35)	(0.32)	(0.31)	(0.32)
Net realized gains	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.34)	(0.35)	(0.32)	(0.35)	(0.32)
Net asset value, end of period	$9.14	$9.56	$9.42	$9.56	$11.16
Total return[2]	(0.92)%	5.43%	1.94%	(11.51)%	10.14%
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.79%	1.80%	1.84%	1.89%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	3.55%	3.72%	3.39%	2.84%	3.02%
Supplemental data
Portfolio turnover rate	15%	33%	24%	30%	55%
Net assets, end of period (000s omitted)	$6,161	$6,335	$7,185	$6,435	$8,471

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
20 | Allspring High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.59	$9.44	$9.59	$11.16	$10.44
Net investment income	0.44 [1]	0.44 [1]	0.42 [1]	0.42	0.44
Net realized and unrealized gains (losses) on investments	(0.44)	0.16	(0.15)	(1.55)	0.71
Total from investment operations	0.00	0.60	0.27	(1.13)	1.15
Distributions to shareholders from
Net investment income	(0.44)	(0.45)	(0.42)	(0.40)	(0.43)
Net realized gains	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.44)	(0.45)	(0.42)	(0.44)	(0.43)
Net asset value, end of period	$9.15	$9.59	$9.44	$9.59	$11.16
Total return[2]	(0.08)%	6.65%	2.90%	(10.53)%	11.28%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.69%	0.69%	0.72%	0.76%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.74%	4.78%	4.43%	3.91%	4.07%
Supplemental data
Portfolio turnover rate	15%	33%	24%	30%	55%
Net assets, end of period (000s omitted)	$462	$26	$24	$23	$26

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.57	$9.42	$9.57	$11.16	$10.44
Net investment income	0.42 [1]	0.42 [1]	0.40 [1]	0.40	0.42
Net realized and unrealized gains (losses) on investments	(0.43)	0.16	(0.15)	(1.55)	0.72
Total from investment operations	(0.01)	0.58	0.25	(1.15)	1.14
Distributions to shareholders from
Net investment income	(0.42)	(0.43)	(0.40)	(0.40)	(0.42)
Net realized gains	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.42)	(0.43)	(0.40)	(0.44)	(0.42)
Net asset value, end of period	$9.14	$9.57	$9.42	$9.57	$11.16
Total return[2]	(0.16)%	6.44%	2.71%	(10.65)%	11.10%
Ratios to average net assets (annualized)
Gross expenses	0.97%	1.02%	1.01%	1.05%	1.08%
Net expenses	0.68%	0.70%	0.69%	0.68%	0.69%
Net investment income	4.41%	4.57%	4.24%	3.73%	3.88%
Supplemental data
Portfolio turnover rate	15%	33%	24%	30%	55%
Net assets, end of period (000s omitted)	$5,393	$5,620	$7,796	$8,587	$9,692

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
22 | Allspring High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.56	$9.42	$9.56	$11.15	$10.43
Net investment income	0.43 [1]	0.44 [1]	0.42 [1]	0.41	0.43
Net realized and unrealized gains (losses) on investments	(0.43)	0.15	(0.14)	(1.55)	0.72
Total from investment operations	0.00	0.59	0.28	(1.14)	1.15
Distributions to shareholders from
Net investment income	(0.43)	(0.45)	(0.42)	(0.41)	(0.43)
Net realized gains	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.43)	(0.45)	(0.42)	(0.45)	(0.43)
Net asset value, end of period	$9.13	$9.56	$9.42	$9.56	$11.15
Total return[2]	(0.03)%	6.49%	2.97%	(10.54)%	11.15%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.75%	0.74%	0.77%	0.81%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.56%	4.73%	4.40%	3.87%	4.00%
Supplemental data
Portfolio turnover rate	15%	33%	24%	30%	55%
Net assets, end of period (000s omitted)	$139,440	$107,178	$94,747	$56,771	$44,440

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 23

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
24 | Allspring High Yield Municipal Bond Fund

Notes to financial statements
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $206,425,777 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$841,444
Gross unrealized losses	(13,861,830)
Net unrealized losses	$(13,020,386)
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $2,701,655 in short-term capital losses and $1,715,957 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring High Yield Municipal Bond Fund | 25

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$191,063,799	$50,000	$191,113,799
Short-term investments
Investment companies	2,291,592	0	0	2,291,592
Total assets	$2,291,592	$191,063,799	$50,000	$193,405,391
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the year ended June 30, 2025, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring
26 | Allspring High Yield Municipal Bond Fund

Notes to financial statements
Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.80%
Class C	1.55
Class R6	0.50
Administrator Class	0.70
Institutional Class	0.55
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2025, Allspring Funds Distributor received $2,930 from the sale of Class A shares and $24 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended June 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $6,015,000, $18,700,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2025 were $79,161,266 and $27,582,394, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Tax-exempt income	$8,665,166	$6,725,720
Allspring High Yield Municipal Bond Fund | 27

Notes to financial statements
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$122,579	$(13,020,386)	$(4,417,612)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
11.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
28 | Allspring High Yield Municipal Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring High Yield Municipal Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
Allspring High Yield Municipal Bond Fund | 29

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

30 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring High Yield Municipal Bond Fund | 31

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring High Yield Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.“

32 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three-, and ten-year periods under review, and in range of the average investment performance of the Universe for the five-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the High Yield Municipal Bond Blended Index, for the one-year period under review, and lower for all other periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for Class A and Institutional Class, and equal to the median net operating expense ratios of the expense Groups for Administrator Class and Class R6.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for Class A and Class R6, higher than the sum of the average rates for the expense Group for Administrator Class, and equal to the sum of the average rates for the expense Group for Institutional Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring High Yield Municipal Bond Fund | 33

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

34 | Allspring High Yield Municipal Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

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NCSR3364 06-25

Allspring
Intermediate
Tax/AMT-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring Intermediate Tax/AMT-Free Fund | 1

Portfolio of investments—June 30, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.77%
Alabama: 4.24%
Education revenue: 0.37%
Auburn University Series A	4.00%	6-1-2033	$1,000,000	$1,003,283
University of West Alabama (AG Insured)	4.00	1-1-2033	595,000	599,119
University of West Alabama (AG Insured)	4.00	1-1-2035	865,000	871,748
University of West Alabama (AG Insured)	4.00	1-1-2037	920,000	918,539
				3,392,689
Utilities revenue: 3.87%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,039,846
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	5,000,000	5,237,171
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	3,000,000	3,154,839
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,154,155
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	3,000,000	3,162,541
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	988,369
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,244,648
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,266,818
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,500,000	2,550,822
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	5,000,000	5,374,880
				35,174,089
				38,566,778
Arizona: 1.29%
Education revenue: 0.39%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	325,897
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	330,778
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	297,702
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00	7-1-2033	315,000	327,787
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	230,107
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2036	220,000	207,919
Pima County Community College District	5.00	7-1-2035	600,000	622,355
Pima County Community College District	5.00	7-1-2036	500,000	516,528
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	730,000	696,699
				3,555,772
GO revenue: 0.07%
Estrella Mountain Ranch Community Facilities District (AG Insured)	5.00	7-15-2025	585,000	585,317
Health revenue: 0.08%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	369,820
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	383,749
				753,569
Miscellaneous revenue: 0.53%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	5,000,000	4,836,709
The accompanying notes are an integral part of these financial statements.
2 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.22%
Coconino County Pollution Control Corp. Nevada Power Co. Series Bøø	3.75%	3-1-2039	$2,000,000	$1,998,720
				11,730,087
Arkansas: 0.26%
Miscellaneous revenue: 0.26%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	503,138
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,002,155
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	850,717
				2,356,010
California: 4.44%
GO revenue: 1.22%
Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,538,175
Compton Community College District Series C CAB¤	0.00	8-1-2031	2,400,000	1,979,954
Patterson Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2033	3,000,000	2,274,941
State of California	4.00	8-1-2038	1,000,000	980,778
Sylvan Union School District CAB (AG Insured)¤	0.00	8-1-2031	2,590,000	2,129,039
Sylvan Union School District CAB (AG Insured)¤	0.00	8-1-2032	2,800,000	2,213,469
				11,116,356
Housing revenue: 0.10%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	863,356	864,280
Transportation revenue: 1.07%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	3.17	4-1-2036	9,810,000	9,739,501
Utilities revenue: 2.05%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	4,000,000	4,174,794
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,500,000	1,490,875
California Community Choice Financing Authority Series C	5.00	10-1-2031	830,000	866,909
Central Valley Energy Authorityøø	5.00	12-1-2055	3,000,000	3,197,681
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,260,858
M-S-R Energy Authority Series B	7.00	11-1-2034	2,035,000	2,427,786
M-S-R Energy Authority Series C	7.00	11-1-2034	3,000,000	3,579,046
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	1,500,000	1,645,034
				18,642,983
				40,363,120
Colorado: 1.60%
Airport revenue: 0.36%
City & County of Denver Airport System Revenue Series C	5.25	11-15-2039	1,295,000	1,399,187
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	720,874
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 3

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City & County of Denver Airport System Revenue Series C	5.25%	11-15-2041	$570,000	$608,581
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	530,186
				3,258,828
GO revenue: 0.25%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,291,321
Tax revenue: 0.29%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	925,632
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	631,187
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,062,348
				2,619,167
Utilities revenue: 0.64%
Public Authority for Colorado Energy	6.50	11-15-2038	5,000,000	5,876,913
Water & sewer revenue: 0.06%
Central Weld County Water District (AG Insured)	4.00	12-1-2033	500,000	514,004
				14,560,233
Connecticut: 1.56%
Education revenue: 0.16%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2029	480,000	486,079
Connecticut State HEFA Yale University Series Aø	3.90	7-1-2042	1,000,000	1,000,000
				1,486,079
GO revenue: 0.53%
City of Bridgeport Series A	5.00	6-1-2031	1,855,000	2,014,423
State of Connecticut Series F	5.00	11-15-2032	300,000	301,288
Town of Hamden (AG Insured)	5.00	8-15-2033	1,100,000	1,229,216
Town of Hamden Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,268,198
				4,813,125
Health revenue: 0.55%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2035	1,000,000	998,480
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2038	2,000,000	1,914,196
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	4.25	10-1-2030	2,045,000	2,058,255
				4,970,931
Housing revenue: 0.14%
Connecticut State HEFA Sacred Heart University, Inc. Series K	4.00	7-1-2045	1,500,000	1,301,512
Tax revenue: 0.18%
State of Connecticut Special Tax Revenue Series A	4.00	9-1-2036	1,000,000	986,497
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2030	660,000	660,720
				1,647,217
				14,218,864
The accompanying notes are an integral part of these financial statements.
4 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.49%
Miscellaneous revenue: 0.08%
Washington Convention & Sports Authority Series A	4.00%	10-1-2034	$750,000	$758,315
Tax revenue: 0.26%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	734,634
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	657,207
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	1,001,735
				2,393,576
Transportation revenue: 0.15%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00	10-1-2034	1,250,000	1,310,363
				4,462,254
Florida: 7.99%
Airport revenue: 0.76%
County of Miami-Dade Aviation Revenue	5.00	10-1-2041	2,000,000	2,006,259
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2035	1,600,000	1,604,552
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,200,000	1,128,242
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,148,432
				6,887,485
Education revenue: 0.10%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2044	1,000,000	925,289
Health revenue: 1.53%
Lee County IDA Health System, Inc. Obligated Group Series 2019A-1	5.00	4-1-2036	4,500,000	4,642,966
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	4,203,315
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	1,500,000	1,505,088
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2031	500,000	515,443
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2033	1,645,000	1,684,007
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,500,000	1,331,680
				13,882,499
Miscellaneous revenue: 2.42%
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2032	2,000,000	2,071,457
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2033	4,500,000	4,654,907
City of Orlando Tourist Development Tax Revenue Series A (AG Insured)	5.00	11-1-2034	600,000	619,057
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2042	500,000	527,845
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2035	2,000,000	2,129,353
Duval County Public Schools Series B COP	5.00	7-1-2028	2,500,000	2,500,000
Duval County Public Schools Series B COP	5.00	7-1-2029	5,000,000	5,000,000
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 5

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Monroe County School District Series A COP	5.00%	6-1-2034	$1,500,000	$1,544,793
Monroe County School District Series A COP	5.00	6-1-2035	1,000,000	1,027,480
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.85	5-1-2038	990,000	998,482
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.20	5-1-2039	1,000,000	936,260
				22,009,634
Tax revenue: 0.34%
Polk County School District	5.00	10-1-2033	2,915,000	3,108,819
Transportation revenue: 0.38%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2034	375,000	388,188
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2035	400,000	412,203
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2036	600,000	615,354
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2037	525,000	535,774
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	1,500,000	1,490,356
				3,441,875
Utilities revenue: 0.18%
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2035	500,000	539,575
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2037	1,040,000	1,105,283
				1,644,858
Water & sewer revenue: 2.28%
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2031	500,000	537,127
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2032	950,000	1,015,767
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2035	1,290,000	1,351,959
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	917,589
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,052,858
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	431,957
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	221,106
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	872,365
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	975,431
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	806,847
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,590,371
				20,773,377
				72,673,836
Georgia: 4.31%
Education revenue: 0.10%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2039	940,000	871,370
The accompanying notes are an integral part of these financial statements.
6 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.38%
Development Authority for Fulton County Shepherd Center, Inc. (Truist Bank LOC)ø	1.95%	9-1-2035	$3,455,000	$3,455,000
Industrial development revenue: 0.05%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	497,731
Tax revenue: 0.44%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,000,000	1,001,967
Metropolitan Atlanta Rapid Transit Authority Series C	4.00	7-1-2035	3,000,000	3,015,713
				4,017,680
Utilities revenue: 3.34%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,111,490
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,207,453
Main Street Natural Gas, Inc. Series A	5.00	5-15-2029	2,600,000	2,729,661
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,241,394
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	3,000,000	3,170,149
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,235,000	2,361,938
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,500,000	1,495,520
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	3,000,000	3,156,044
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	5,000,000	5,268,243
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00	1-1-2036	1,500,000	1,488,763
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2032	525,000	550,746
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	969,929
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2035	600,000	623,673
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	968,137
				30,343,140
				39,184,921
Guam: 0.15%
Miscellaneous revenue: 0.15%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,327,764
Hawaii: 0.12%
Airport revenue: 0.12%
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2036	500,000	502,405
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	597,913
				1,100,318
Illinois: 12.12%
Airport revenue: 1.45%
Chicago Midway International Airport Series B	4.00	1-1-2035	2,860,000	2,857,243
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 7

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Chicago Midway International Airport Series B	5.00%	1-1-2046	$2,000,000	$1,993,753
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,279,018
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,808,469
Chicago O’Hare International Airport Series A	4.00	1-1-2038	1,000,000	975,786
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,985,000	2,646,325
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,597,290
				13,157,884
Education revenue: 0.79%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2034	440,000	414,481
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2035	1,025,000	952,996
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	754,130
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,544,387
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2026	450,000	462,177
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	427,288
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2039	700,000	713,169
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2029	400,000	410,810
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	540,222
				7,219,660
GO revenue: 3.95%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00	4-1-2041	2,250,000	2,277,462
Chicago Board of Education Series A	5.00	12-1-2042	1,975,000	1,852,235
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,115,460
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	4,936,398
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,605,240
City of Chicago Series A	5.00	1-1-2039	1,000,000	1,001,384
City of Chicago Series A	5.25	1-1-2045	3,000,000	2,917,613
City of Chicago Series A	5.50	1-1-2039	4,750,000	4,886,671
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,024,810
County of Cook	5.00	11-15-2034	1,300,000	1,320,943
County of Cook Series A	5.00	11-15-2029	1,000,000	1,022,304
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	446,101
County of Sangamon (BAM Insured)	4.00	12-15-2040	300,000	282,387
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2033	600,000	661,719
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2038	1,635,000	1,744,275
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	670,149
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	416,838
The accompanying notes are an integral part of these financial statements.
8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00%	12-1-2035	$450,000	$467,317
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	516,887
South Sangamon Water Commission (AG Insured)	4.00	1-1-2029	525,000	534,859
South Sangamon Water Commission (AG Insured)	4.00	1-1-2030	600,000	612,632
South Sangamon Water Commission (AG Insured)	4.00	1-1-2031	625,000	638,055
South Sangamon Water Commission (AG Insured)	4.00	1-1-2033	500,000	504,349
South Sangamon Water Commission (AG Insured)	4.00	1-1-2036	570,000	561,372
South Sangamon Water Commission (AG Insured)	4.00	1-1-2037	525,000	514,349
State of Illinois Series A	5.00	3-1-2033	1,000,000	1,076,652
Stephenson County School District No. 145 Freeport Series A (AG Insured)	5.00	2-1-2033	285,000	300,989
				35,909,450
Health revenue: 0.35%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00	8-15-2034	1,000,000	1,021,486
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series F (JPMorgan Chase Bank N.A. SPA)ø	3.95	8-15-2057	1,000,000	1,000,000
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	585,000
Illinois Finance Authority University of Illinois	5.00	10-1-2032	520,000	543,128
				3,149,614
Housing revenue: 1.69%
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.10	10-1-2039	2,115,000	2,066,130
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,030,338
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	10,000,000	8,690,515
Northern Illinois University (BAM Insured)	4.00	10-1-2033	1,000,000	1,004,464
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,625,810
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	964,507
				15,381,764
Miscellaneous revenue: 0.35%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.20%)±	4.27	11-1-2034	1,430,000	1,429,129
Illinois Finance Authority Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington	4.00	12-1-2039	1,855,000	1,756,409
				3,185,538
Tax revenue: 2.95%
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,153,101
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,134,187
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,227,125
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,704,060
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2028	2,500,000	2,504,980
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 9

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Illinois Sports Facilities Authority (AG Insured)	5.25%	6-15-2030	$4,000,000	$4,007,973
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	3,000,000	3,005,490
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,170,932
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	4,925,630
				26,833,478
Transportation revenue: 0.16%
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	1,355,000	1,420,435
Water & sewer revenue: 0.43%
City of Chicago Waterworks Revenue (AG Insured)	5.25	11-1-2033	2,000,000	2,066,688
City of Chicago Waterworks Revenue Series B (AG Insured)	4.00	11-1-2040	2,000,000	1,859,434
				3,926,122
				110,183,945
Indiana: 1.11%
Health revenue: 0.38%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,428,829
Housing revenue: 0.32%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.25	2-1-2028	2,000,000	2,003,461
North West Hendricks Multi-Building Corp. North West Hendricks School Corp.	4.00	7-15-2031	900,000	920,713
				2,924,174
Industrial development revenue: 0.30%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50	11-1-2030	2,925,000	2,738,961
Utilities revenue: 0.11%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	1,000,000	1,018,628
				10,110,592
Iowa: 1.56%
GO revenue: 0.80%
College Community School District Series A	4.00	6-1-2042	7,885,000	7,292,387
Housing revenue: 0.26%
City of Altoona Series C	5.00	6-1-2027	2,310,000	2,353,815
Tax revenue: 0.16%
Pleasant Valley Community School District Infrastructure Sales Service & Use Tax (AG Insured)	4.00	7-1-2043	1,645,000	1,477,044
Utilities revenue: 0.34%
PEFA, Inc. Gas Projectøø	5.00	9-1-2049	3,000,000	3,036,608
				14,159,854
The accompanying notes are an integral part of these financial statements.
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Kansas: 0.15%
Tax revenue: 0.15%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00%	9-1-2034	$2,600,000	$1,379,008
Kentucky: 0.51%
Education revenue: 0.17%
Kentucky Bond Development Corp. Centre College	4.00	6-1-2030	170,000	174,451
Kentucky Bond Development Corp. Centre College	4.00	6-1-2031	260,000	267,101
Kentucky Bond Development Corp. Centre College	4.00	6-1-2032	230,000	234,271
Kentucky Bond Development Corp. Centre College	4.00	6-1-2033	180,000	182,436
Kentucky Bond Development Corp. Centre College	4.00	6-1-2035	460,000	462,092
Kentucky Bond Development Corp. Centre College	4.00	6-1-2036	235,000	234,392
				1,554,743
Health revenue: 0.07%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	630,738
Miscellaneous revenue: 0.14%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2033	1,235,000	1,247,205
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,181,635
				4,614,321
Louisiana: 2.48%
Airport revenue: 0.31%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2035	2,000,000	2,055,653
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2033	750,000	764,713
				2,820,366
Education revenue: 0.67%
Louisiana PFA Loyola University New Orleans CAB	5.00	10-1-2027	3,380,000	3,479,368
Louisiana PFA Loyola University New Orleans CAB	5.00	10-1-2028	2,500,000	2,599,204
				6,078,572
Miscellaneous revenue: 0.20%
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2024	1,000,000	850,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2025	600,000	510,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2026	500,000	425,000
				1,785,000
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 11

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.23%
Jefferson Sales Tax District Series B (AG Insured)	5.00%	12-1-2031	$1,000,000	$1,043,467
Jefferson Sales Tax District Series B (AG Insured)	5.00	12-1-2032	1,000,000	1,039,557
				2,083,024
Transportation revenue: 0.33%
Greater New Orleans Expressway Commission (AG Insured)	5.00	11-1-2031	1,000,000	1,006,443
Greater New Orleans Expressway Commission (AG Insured)	5.00	11-1-2032	1,000,000	1,006,209
Greater New Orleans Expressway Commission (AG Insured)	5.00	11-1-2033	1,000,000	1,005,941
				3,018,593
Water & sewer revenue: 0.74%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,071,821
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	741,194
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	637,348
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2035	400,000	403,485
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2036	325,000	326,855
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2037	335,000	334,844
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	514,296
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	613,679
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2032	1,655,000	1,685,807
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2039	425,000	406,977
				6,736,306
				22,521,861
Maine: 0.91%
Education revenue: 0.58%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2029	1,015,000	1,045,263
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2030	1,200,000	1,234,894
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2032	1,415,000	1,452,119
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,521,205
				5,253,481
Health revenue: 0.33%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2036	800,000	799,996
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2037	1,150,000	1,134,491
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2035	1,000,000	1,059,141
				2,993,628
				8,247,109
The accompanying notes are an integral part of these financial statements.
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Maryland: 1.00%
Education revenue: 0.44%
City of Westminster McDaniel College, Inc.	5.00%	11-1-2026	$2,450,000	$2,495,364
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	215,000	215,125
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2035	470,000	449,679
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	418,900
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	450,350
				4,029,418
GO revenue: 0.32%
County of Baltimore	4.00	3-1-2042	3,000,000	2,896,181
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00	4-15-2040	950,000	880,220
Tax revenue: 0.14%
County of Howard Downtown Columbia Development District Series A144A	4.00	2-15-2028	360,000	360,333
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	961,900
				1,322,233
				9,128,052
Massachusetts: 0.23%
Health revenue: 0.23%
Massachusetts Development Finance Agency GingerCare Living, Inc. Obligated Group Series 2024B-1144A	4.75	12-1-2029	1,000,000	1,001,555
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2033	525,000	560,907
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2034	500,000	530,425
				2,092,887
Michigan: 1.39%
Airport revenue: 0.16%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	828,390
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	617,684
				1,446,074
Education revenue: 0.14%
Flint International Academy	5.50	10-1-2027	1,250,000	1,250,421
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 13

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.39%
County of Kent	5.00%	6-1-2030	$1,040,000	$1,061,658
Pinckney Community Schools (QSBLF Insured)	5.00	5-1-2026	2,505,000	2,507,670
				3,569,328
Health revenue: 0.33%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00	12-1-2035	3,000,000	2,967,160
Water & sewer revenue: 0.37%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2030	3,350,000	3,406,664
				12,639,647
Minnesota: 0.41%
Education revenue: 0.14%
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.03	4-1-2037	1,300,000	1,300,000
Health revenue: 0.15%
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	1.75	11-15-2038	1,340,000	1,340,000
Housing revenue: 0.12%
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	1.89	11-1-2035	1,065,000	1,065,000
				3,705,000
Mississippi: 0.34%
Health revenue: 0.34%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2037	1,000,000	1,028,475
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2038	1,000,000	1,023,109
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	1,018,695
				3,070,279
Missouri: 0.49%
Education revenue: 0.26%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,377,007
Health revenue: 0.23%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	2,000,000	2,106,262
				4,483,269
Nebraska: 0.48%
Health revenue: 0.13%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,142,173
The accompanying notes are an integral part of these financial statements.
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.35%
Central Plains Energy Project Series A-1øø	5.00%	8-1-2055	$3,000,000	$3,175,337
				4,317,510
Nevada: 0.71%
GO revenue: 0.71%
Clark County School District Series A	4.00	6-15-2034	6,410,000	6,432,388
New Hampshire: 0.61%
Health revenue: 0.36%
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	4.00	8-1-2043	3,730,000	3,303,033
Housing revenue: 0.25%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	2,287,727	2,261,975
New Hampshire HFA Series E AMT	4.80	7-1-2028	5,000	5,000
				2,266,975
				5,570,008
New Jersey: 2.09%
Airport revenue: 0.24%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,148,571
Housing revenue: 1.25%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	4,110,000	4,319,535
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	445,000	431,436
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	3,850,000	3,882,986
New Jersey TTFA Series A¤	0.00	12-15-2030	2,000,000	1,665,588
North Hudson Sewerage Authority (AG Insured)	5.00	6-1-2038	1,000,000	1,105,300
				11,404,845
Tax revenue: 0.60%
New Jersey TTFA Series AA	5.00	6-15-2036	2,000,000	2,103,564
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,375,880
				5,479,444
				19,032,860
New Mexico: 1.52%
GO revenue: 0.13%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,200,283
Industrial development revenue: 0.25%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,328,977
Miscellaneous revenue: 1.14%
Town of Clayton (NPFGC Insured)	5.00	11-1-2028	9,265,000	9,325,236
Town of Clayton (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,006,502
				10,331,738
				13,860,998
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 15

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
New York: 7.07%
Airport revenue: 0.90%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00%	12-1-2029	$1,160,000	$1,243,156
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,055,814
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,109,063
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	3,000,000	2,739,793
				8,147,826
Education revenue: 2.08%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	1,961,761
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	5.00	9-1-2038	1,480,000	1,535,916
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00	7-1-2027	335,000	340,601
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	5,500,000	4,375,811
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,508,376
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,766,103
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,662,024
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57	2-1-2041	4,140,000	3,779,612
				18,930,204
GO revenue: 0.28%
City of New York Series D-1	5.25	5-1-2040	1,500,000	1,596,695
City of Yonkers Series F (BAM Insured)	5.00	11-15-2036	450,000	493,324
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	461,719
				2,551,738
Industrial development revenue: 0.10%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	911,745
Miscellaneous revenue: 0.12%
Suffolk Regional Off-Track Betting Corp.	5.00	12-1-2034	1,000,000	1,036,294
Tax revenue: 2.49%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2037	3,000,000	2,987,202
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,039,487
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,124,652
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	1,802,404
The accompanying notes are an integral part of these financial statements.
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00%	2-1-2041	$3,000,000	$2,755,565
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,059,593
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	4,862,507
				22,631,410
Transportation revenue: 0.85%
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,214,775
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,491,650
Metropolitan Transportation Authority Series D-1	5.00	11-15-2030	2,010,000	2,018,663
				7,725,088
Utilities revenue: 0.22%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	2,001,538
Water & sewer revenue: 0.03%
Western Nassau County Water Authority Series A	5.00	4-1-2028	300,000	300,491
				64,236,334
North Carolina: 0.26%
Health revenue: 0.15%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series G (JPMorgan Chase Bank N.A. SPA)ø	4.00	1-15-2048	1,360,000	1,360,000
Water & sewer revenue: 0.11%
City of Mebane Combined Utilities Revenue	4.00	8-1-2043	1,025,000	957,885
				2,317,885
Ohio: 1.77%
Education revenue: 0.65%
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2032	315,000	341,861
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	958,236
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,079,782
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,112,079
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,285,950
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,147,388
				5,925,296
Health revenue: 0.12%
County of Hamilton UC Health Obligated Group	5.00	9-15-2035	1,100,000	1,127,441
Housing revenue: 0.30%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2025	500,000	504,038
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2026	600,000	604,992
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 17

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00%	12-1-2028	$1,250,000	$1,259,492
RiverSouth Authority Series A	5.75	12-1-2027	385,000	385,112
				2,753,634
Miscellaneous revenue: 0.11%
Warrensville Heights City School District Series B COP (BAM Insured)	4.00	12-1-2037	1,000,000	968,993
Tobacco revenue: 0.22%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	1,964,331
Utilities revenue: 0.37%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	717,278
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	1,005,744
Cleveland Department of Public Utilities Division of Public Power (AG Insured)	5.00	11-15-2033	625,000	652,465
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	977,212
				3,352,699
				16,092,394
Oklahoma: 3.09%
Education revenue: 0.08%
Oklahoma State University Series A	4.00	9-1-2036	750,000	754,081
Housing revenue: 2.74%
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,219,510
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2026	1,000,000	1,027,549
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2027	1,000,000	1,030,080
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2028	1,285,000	1,322,567
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	730,174
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	415,488
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	258,930
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	696,898
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,679,301
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2027	1,240,000	1,266,191
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2026	1,000,000	1,002,814
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2027	1,245,000	1,249,084
The accompanying notes are an integral part of these financial statements.
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00%	9-1-2028	$1,160,000	$1,163,707
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	3,009,416
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	2,985,332
Oklahoma Development Finance Authority Series B	5.00	6-1-2030	500,000	539,237
Oklahoma Development Finance Authority Series B	5.00	6-1-2032	550,000	589,290
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2032	450,000	460,141
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2033	800,000	813,680
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2034	625,000	631,751
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2035	810,000	813,520
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2036	1,000,000	992,538
				24,897,198
Tax revenue: 0.27%
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2027	1,140,000	1,145,228
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,270,738
				2,415,966
				28,067,245
Oregon: 0.47%
Airport revenue: 0.14%
Port of Portland Airport Revenue Series 26-A	4.00	7-1-2037	565,000	560,380
Port of Portland Airport Revenue Series 26-B	5.00	7-1-2037	705,000	741,986
				1,302,366
Health revenue: 0.33%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2037	1,400,000	1,453,944
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,523,726
				2,977,670
				4,280,036
Pennsylvania: 9.60%
Airport revenue: 0.09%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2028	315,000	327,479
City of Philadelphia Airport Revenue Series A	5.00	7-1-2031	450,000	465,450
				792,929
Education revenue: 0.56%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2040	1,490,000	1,473,336
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	945,000	951,374
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 19

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00%	3-1-2026	$885,000	$888,563
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	662,852
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2039	1,000,000	980,323
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.00	5-1-2026	170,000	170,332
				5,126,780
GO revenue: 3.14%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,136,848
City of Philadelphia Series A	4.00	5-1-2037	1,115,000	1,093,854
City of Reading Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,024,942
McKeesport Area School District Series A (AG Insured)	4.00	10-1-2035	5,505,000	5,472,248
Norristown Area School District (BAM Insured)	5.00	9-1-2035	2,035,000	2,083,085
Reading School District (AG Insured)	5.00	3-1-2037	2,000,000	2,032,184
Reading School District (AG Insured)	5.00	3-1-2038	1,735,000	1,758,505
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,447,948
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2039	2,000,000	1,939,598
School District of Philadelphia Series F	5.00	9-1-2029	5,000,000	5,077,217
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,263,996
School District of Philadelphia Series F	5.00	9-1-2032	2,595,000	2,645,217
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	520,400
				28,496,042
Health revenue: 2.10%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2037	2,000,000	1,918,547
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	5.00	7-15-2025	155,000	155,087
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2026	560,000	560,096
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2027	480,000	480,165
Cumberland County Municipal Authority Penn State Health Obligated Group	4.00	11-1-2044	1,190,000	1,036,907
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2039	3,000,000	2,838,657
Geisinger Authority Kaiser Obligated Group Series A-2	4.00	2-15-2039	1,000,000	941,963
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2036	2,505,000	2,650,427
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	959,807
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2037	2,540,000	2,431,193
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2031	1,000,000	1,073,314
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2034	1,650,000	1,744,910
The accompanying notes are an integral part of these financial statements.
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00%	4-15-2035	$1,450,000	$1,525,274
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	1.88	1-1-2038	800,000	800,000
				19,116,347
Housing revenue: 1.49%
Pennsylvania Housing Finance Agency Series 142-A	4.15	10-1-2034	1,500,000	1,491,732
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,724,620
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,837,188
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,985,000	2,075,372
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	340,613
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	646,073
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	360,643
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,750,000	1,766,422
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	801,351
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	500,800
				13,544,814
Miscellaneous revenue: 0.79%
Commonwealth of Pennsylvania Series A COP	5.00	7-1-2029	480,000	502,713
State Public School Building Authority Harrisburg School District Series A (AG Insured)	5.00	12-1-2028	3,020,000	3,080,489
State Public School Building Authority Harrisburg School District Series A (AG Insured)	5.00	12-1-2033	3,505,000	3,549,516
				7,132,718
Tax revenue: 0.26%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	743,145
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2034	750,000	792,528
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	789,573
				2,325,246
Tobacco revenue: 0.51%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	5,000,000	4,671,044
Transportation revenue: 0.49%
Pennsylvania Turnpike Commission Series E CAB (AG Insured)	6.00	12-1-2030	4,220,000	4,495,167
Water & sewer revenue: 0.17%
Capital Region Water Revenue	5.00	7-15-2030	1,500,000	1,585,169
				87,286,256
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 21

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
South Carolina: 2.34%
Education revenue: 0.53%
South Carolina Jobs-EDA Furman University	5.00%	10-1-2028	$700,000	$703,144
South Carolina Jobs-EDA Furman University	5.00	10-1-2030	1,885,000	1,893,228
South Carolina Jobs-EDA Furman University	5.00	10-1-2031	2,155,000	2,164,298
				4,760,670
Health revenue: 0.13%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	1,135,000	1,189,327
Utilities revenue: 1.68%
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2045	4,500,000	4,571,169
South Carolina Public Service Authority Series E (AG Insured)	5.25	12-1-2036	6,385,000	6,976,936
South Carolina Public Service Authority Series E (AG Insured)	5.25	12-1-2037	3,445,000	3,730,910
				15,279,015
				21,229,012
Tennessee: 1.84%
Airport revenue: 0.29%
Metropolitan Nashville Airport Authority Series A	5.25	7-1-2047	2,500,000	2,584,166
Health revenue: 0.41%
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A (AG Insured)	5.00	6-1-2035	3,500,000	3,752,122
Housing revenue: 0.11%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2028	1,000,000	1,003,208
Utilities revenue: 1.03%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,148,689
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,608,819
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,633,724
				9,391,232
				16,730,728
Texas: 6.61%
Airport revenue: 1.70%
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,071,069
Dallas Fort Worth International Airport	4.00	11-1-2045	3,245,000	2,968,816
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,539,359
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	8,630,000	7,884,869
				15,464,113
The accompanying notes are an integral part of these financial statements.
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.19%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25%	6-15-2039	$1,075,000	$1,000,840
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.50	6-15-2044	830,000	747,792
				1,748,632
GO revenue: 2.11%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,284,689
City of Eagle Pass (AG Insured)	4.00	3-1-2037	695,000	698,781
City of Irving	4.00	9-15-2044	2,010,000	1,807,756
City of San Antonio	5.00	8-1-2036	3,990,000	4,145,125
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,020,465
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,140,165
Crane County Water District	5.00	2-15-2026	1,000,000	1,001,631
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,273,007
San Antonio Independent School District	5.00	8-15-2037	2,000,000	2,003,410
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	710,334
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,095,965
				19,181,328
Health revenue: 0.59%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00	6-1-2041	3,000,000	3,028,780
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	4.00	11-15-2042	2,520,000	2,320,931
				5,349,711
Housing revenue: 0.06%
Austin Community College District Public Facility Corp. Series C	5.00	8-1-2030	500,000	521,926
Miscellaneous revenue: 0.11%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00	7-15-2026	1,000,000	1,001,617
Tax revenue: 0.17%
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2031	1,540,000	1,552,721
Transportation revenue: 0.86%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,558,150
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2035	3,000,000	3,128,901
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,131,321
				7,818,372
Utilities revenue: 0.68%
City of Brownsville Utilities System Revenue	5.00	9-1-2026	2,190,000	2,197,707
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 23

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
City of Brownsville Utilities System Revenue	5.00%	9-1-2029	$1,500,000	$1,504,335
City of Brownsville Utilities System Revenue	5.00	9-1-2030	2,500,000	2,506,682
				6,208,724
Water & sewer revenue: 0.14%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,216,709
				60,063,853
Utah: 0.72%
Education revenue: 0.04%
Utah Charter School Finance Authority Freedom Academy Foundation144A	4.50	6-15-2027	360,000	357,228
Health revenue: 0.29%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,000,000	901,041
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,781,730
				2,682,771
Housing revenue: 0.39%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.05	1-1-2039	1,270,000	1,241,247
West Valley City Municipal Building Authority (AG Insured)	5.00	2-1-2032	1,555,000	1,600,931
West Valley City Municipal Building Authority (AG Insured)	5.00	2-1-2033	645,000	663,346
				3,505,524
				6,545,523
Virginia: 0.78%
Health revenue: 0.55%
Virginia Small Business Financing Authority Carilion Clinic Obligated Group Series A (Truist Bank LOC)ø	3.95	7-1-2042	5,000,000	5,000,000
Housing revenue: 0.17%
Virginia College Building Authority Series C	4.00	2-1-2036	1,500,000	1,504,465
Tax revenue: 0.06%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	386,000	127,380
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,274,000	420,420
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				552,230
				7,056,695
Washington: 4.46%
GO revenue: 2.13%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	796,751
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,636,954
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,805,066
King County Public Hospital District No. 1	5.00	12-1-2032	2,905,000	2,964,029
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,178,368
				19,381,168
The accompanying notes are an integral part of these financial statements.
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.29%
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00%	1-1-2028	$1,350,000	$1,350,000
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,224,994
				2,574,994
Housing revenue: 1.56%
King County Housing Authority	4.00	6-1-2026	560,000	564,167
King County Housing Authority	4.00	12-1-2026	430,000	435,365
King County Housing Authority	4.00	6-1-2027	590,000	597,269
King County Housing Authority	4.00	12-1-2027	400,000	406,489
King County Housing Authority	4.00	6-1-2028	360,000	366,449
King County Housing Authority	4.00	12-1-2028	375,000	382,464
King County Housing Authority	4.00	12-1-2029	960,000	976,975
King County Housing Authority	4.00	12-1-2030	575,000	587,692
King County Housing Authority	4.00	12-1-2031	450,000	451,808
Snohomish County Housing Authority	5.00	4-1-2032	1,955,000	2,053,181
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,620,995
Snohomish County Housing Authority	5.00	4-1-2034	655,000	687,411
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,071,037
				14,201,302
Miscellaneous revenue: 0.18%
State of Washington Series B COP	5.00	7-1-2037	1,585,000	1,652,757
Resource recovery revenue: 0.30%
City of Seattle Solid Waste Revenue	4.00	6-1-2033	1,175,000	1,178,707
City of Tacoma Solid Waste Utility Revenue Series B	5.00	12-1-2029	1,525,000	1,549,970
				2,728,677
				40,538,898
West Virginia: 0.68%
Health revenue: 0.15%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2031	375,000	385,734
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	1,005,372
				1,391,106
Miscellaneous revenue: 0.53%
West Virginia EDA Lottery Excess Lottery Revenue Series A	5.00	7-1-2038	2,980,000	3,058,672
West Virginia Lottery Excess Lottery Revenue Series A	5.00	7-1-2029	1,755,000	1,758,136
				4,816,808
				6,207,914
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 25

Portfolio of investments—June 30, 2025

		Interest rate	Maturity date	Principal	Value
Wisconsin: 4.52%
Education revenue: 0.07%
PFA Mater Academy of Nevada Series A144A		5.00%	12-15-2039	$700,000	$671,448
GO revenue: 0.69%
City of Milwaukee Series B4 (AG Insured)		5.00	4-1-2038	1,495,000	1,578,367
City of Milwaukee Series N3 (AG Insured)		5.00	4-1-2033	4,190,000	4,651,694
					6,230,061
Health revenue: 2.31%
Wisconsin HEFA Ascension Health Credit Group Series A		4.00	11-15-2039	14,975,000	13,699,769
Wisconsin HEFA Ascension Health Credit Group Series A		4.50	11-15-2039	1,225,000	1,188,573
Wisconsin HEFA Ascension Health Credit Group Series A		5.00	11-15-2035	5,000,000	5,039,988
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A		5.00	12-1-2039	1,000,000	1,042,135
					20,970,465
Housing revenue: 1.24%
Milwaukee RDA Board of School Directors		5.00	11-15-2029	420,000	432,342
Milwaukee RDA Board of School Directors		5.00	11-15-2030	635,000	653,226
PFA City of Boynton Beach		4.00	7-1-2030	2,090,000	2,160,642
PFA City of Boynton Beach		5.00	7-1-2035	3,590,000	3,720,548
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2034	1,000,000	1,094,422
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2035	1,000,000	1,086,131
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,078,727
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,070,915
					11,296,953
Miscellaneous revenue: 0.21%
Wisconsin Center District Series C CAB (AG Insured)¤		0.00	12-15-2034	1,250,000	853,746
Wisconsin Center District Series C CAB (AG Insured)¤		0.00	12-15-2035	1,600,000	1,035,953
					1,889,699
					41,058,626
Total municipal obligations (Cost $922,759,205)					897,805,172
Total investments in securities (Cost $922,759,205)	98.77%				897,805,172
Other assets and liabilities, net	1.23				11,192,798
Total net assets	100.00%				$908,997,970

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.
26 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—June 30, 2025

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 27

Statement of assets and liabilities—June 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $922,759,205)	$897,805,172
Cash	2,366,767
Receivable for interest	10,073,213
Receivable for Fund shares sold	961,667
Receivable for investments sold	340,000
Prepaid expenses and other assets	67,164
Total assets	911,613,983
Liabilities
Payable for Fund shares redeemed	1,842,304
Dividends payable	455,116
Management fee payable	172,940
Administration fees payable	62,718
Shareholder servicing fees payable	35,728
Distribution fee payable	3,131
Trustees’ fees and expenses payable	1,205
Accrued expenses and other liabilities	42,871
Total liabilities	2,616,013
Total net assets	$908,997,970
Net assets consist of
Paid-in capital	$948,053,040
Total distributable loss	(39,055,070)
Total net assets	$908,997,970
Computation of net asset value and offering price per share
Net assets–Class A	$155,425,687
Shares outstanding–Class A1	14,465,189
Net asset value per share–Class A	$10.74
Maximum offering price per share – Class A2	$11.07
Net assets–Class C	$5,063,037
Shares outstanding–Class C1	471,191
Net asset value per share–Class C	$10.75
Net assets–Class R6	$151,707,050
Shares outstanding–Class R6[1]	14,102,662
Net asset value per share–Class R6	$10.76
Net assets–Administrator Class	$13,050,964
Shares outstanding–Administrator Class[1]	1,213,833
Net asset value per share–Administrator Class	$10.75
Net assets–Institutional Class	$583,751,232
Shares outstanding–Institutional Class[1]	54,247,184
Net asset value per share–Institutional Class	$10.76
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Intermediate Tax/AMT-Free Fund

Statement of operations—year ended June 30, 2025
Statement of operations
Investment income
Interest	$33,220,284
Expenses
Management fee	3,643,633
Administration fees
Class A	252,934
Class C	8,868
Class R6	53,000
Administrator Class	14,661
Institutional Class	457,997
Shareholder servicing fees
Class A	420,633
Class C	14,751
Administrator Class	35,854
Distribution fee
Class C	44,251
Custody and accounting fees	24,559
Professional fees	80,458
Registration fees	115,749
Shareholder report expenses	55,738
Trustees’ fees and expenses	17,316
Other fees and expenses	38,078
Total expenses	5,278,480
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,440,468)
Class A	(17,660)
Administrator Class	(3,855)
Net expenses	3,816,497
Net investment income	29,403,787
Realized and unrealized gains (losses) on investments
Net realized gains on investments	864,408
Net change in unrealized gains (losses) on investments	(9,287,875)
Net realized and unrealized gains (losses) on investments	(8,423,467)
Net increase in net assets resulting from operations	$20,980,320
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 29

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$29,403,787		$31,991,056
Net realized gains (losses) on investments		864,408		(1,420,614)
Net change in unrealized gains (losses) on investments		(9,287,875)		1,806,314
Net increase in net assets resulting from operations		20,980,320		32,376,756
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,845,269)		(5,452,988)
Class C		(124,587)		(146,715)
Class R6		(5,699,754)		(8,318,960)
Administrator Class		(430,591)		(590,544)
Institutional Class		(18,255,321)		(17,675,295)
Total distributions to shareholders		(29,355,522)		(32,184,502)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	921,313	10,027,354	1,269,387	13,649,781
Class C	65,214	710,686	163,139	1,758,739
Class R6	2,252,958	24,490,783	8,364,897	90,168,836
Administrator Class	31,942	347,031	80,984	874,158
Institutional Class	21,294,736	230,869,256	23,752,123	256,572,575
		266,445,110		363,024,089
Reinvestment of distributions
Class A	427,868	4,649,086	486,124	5,236,808
Class C	11,170	121,431	13,376	144,141
Class R6	93,442	1,016,004	89,560	966,073
Administrator Class	35,871	390,071	50,902	548,193
Institutional Class	1,571,255	17,090,821	1,554,003	16,770,201
		23,267,413		23,665,416
Payment for shares redeemed
Class A	(3,646,685)	(39,657,134)	(3,913,946)	(42,044,635)
Class C	(214,420)	(2,334,415)	(239,081)	(2,583,763)
Class R6	(11,469,397)	(125,033,777)	(10,131,609)	(108,981,847)
Administrator Class	(409,749)	(4,462,974)	(931,459)	(9,987,969)
Institutional Class	(19,597,946)	(212,372,229)	(26,879,549)	(288,404,924)
		(383,860,529)		(452,003,138)
Net decrease in net assets resulting from capital share transactions		(94,148,006)		(65,313,633)
Total decrease in net assets		(102,523,208)		(65,121,379)
Net assets
Beginning of period		1,011,521,178		1,076,642,557
End of period		$908,997,970		$1,011,521,178
The accompanying notes are an integral part of these financial statements.
30 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.85	$10.82	$10.84	$11.92	$11.72
Net investment income	0.31 [1]	0.31 [1]	0.29	0.26	0.26
Net realized and unrealized gains (losses) on investments	(0.11)	0.03	(0.02)	(1.08)	0.20
Total from investment operations	0.20	0.34	0.27	(0.82)	0.46
Distributions to shareholders from
Net investment income	(0.31)	(0.31)	(0.29)	(0.26)	(0.26)
Net asset value, end of period	$10.74	$10.85	$10.82	$10.84	$11.92
Total return[2]	1.87%	3.19%	2.50%	(7.00)%	3.92%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.82%	0.81%	0.80%
Net expenses	0.66%	0.67%	0.69%	0.70%	0.70%
Net investment income	2.88%	2.85%	2.66%	2.22%	2.16%
Supplemental data
Portfolio turnover rate	10%	10%	17%	7%	12%
Net assets, end of period (000s omitted)	$155,426	$181,851	$204,701	$200,566	$246,130

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 31

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.85	$10.82	$10.84	$11.92	$11.72
Net investment income	0.23 [1]	0.22 [1]	0.21	0.17	0.17
Net realized and unrealized gains (losses) on investments	(0.10)	0.04	(0.02)	(1.08)	0.20
Total from investment operations	0.13	0.26	0.19	(0.91)	0.37
Distributions to shareholders from
Net investment income	(0.23)	(0.23)	(0.21)	(0.17)	(0.17)
Net asset value, end of period	$10.75	$10.85	$10.82	$10.84	$11.92
Total return[2]	1.19%	2.42%	1.73%	(7.70)%	3.14%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.57%	1.55%	1.55%
Net expenses	1.42%	1.42%	1.44%	1.45%	1.45%
Net investment income	2.11%	2.09%	1.89%	1.46%	1.40%
Supplemental data
Portfolio turnover rate	10%	10%	17%	7%	12%
Net assets, end of period (000s omitted)	$5,063	$6,609	$7,268	$8,268	$11,990

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.86	$10.83	$10.85	$11.93	$11.74
Net investment income	0.35 [1]	0.35 [1]	0.33	0.29	0.29
Net realized and unrealized gains (losses) on investments	(0.10)	0.03	(0.03)	(1.08)	0.19
Total from investment operations	0.25	0.38	0.30	(0.79)	0.48
Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.32)	(0.29)	(0.29)
Net asset value, end of period	$10.76	$10.86	$10.83	$10.85	$11.93
Total return[2]	2.33%	3.57%	2.82%	(6.71)%	4.14%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.45%	0.44%	0.43%	0.42%
Net expenses	0.30%	0.30%	0.38%	0.40%	0.40%
Net investment income	3.23%	3.22%	2.93%	2.50%	2.44%
Supplemental data
Portfolio turnover rate	10%	10%	17%	7%	12%
Net assets, end of period (000s omitted)	$151,707	$252,256	$269,729	$476,328	$728,547

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 33

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.86	$10.83	$10.84	$11.93	$11.73
Net investment income	0.32 [1]	0.31 [1]	0.30	0.27	0.27
Net realized and unrealized gains (losses) on investments	(0.11)	0.04	(0.01)	(1.09)	0.20
Total from investment operations	0.21	0.35	0.29	(0.82)	0.47
Distributions to shareholders from
Net investment income	(0.32)	(0.32)	(0.30)	(0.27)	(0.27)
Net asset value, end of period	$10.75	$10.86	$10.83	$10.84	$11.93
Total return[2]	1.94%	3.26%	2.69%	(6.99)%	4.02%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.76%	0.76%	0.74%	0.73%
Net expenses	0.59%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.94%	2.91%	2.74%	2.31%	2.25%
Supplemental data
Portfolio turnover rate	10%	10%	17%	7%	12%
Net assets, end of period (000s omitted)	$13,051	$16,889	$25,498	$29,202	$47,552

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.87	$10.84	$10.85	$11.94	$11.74
Net investment income	0.35 [1]	0.34 [1]	0.32	0.29	0.29
Net realized and unrealized gains (losses) on investments	(0.11)	0.03	(0.01)	(1.09)	0.20
Total from investment operations	0.24	0.37	0.31	(0.80)	0.49
Distributions to shareholders from
Net investment income	(0.35)	(0.34)	(0.32)	(0.29)	(0.29)
Net asset value, end of period	$10.76	$10.87	$10.84	$10.85	$11.94
Total return[2]	2.19%	3.52%	2.87%	(6.84)%	4.17%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.49%	0.48%	0.47%
Net expenses	0.35%	0.35%	0.43%	0.45%	0.45%
Net investment income	3.19%	3.17%	2.90%	2.47%	2.40%
Supplemental data
Portfolio turnover rate	10%	10%	17%	7%	12%
Net assets, end of period (000s omitted)	$583,751	$553,916	$569,446	$761,944	$925,392

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 35

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
36 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $923,268,337 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,599,104
Gross unrealized losses	(31,062,269)
Net unrealized losses	$(25,463,165)
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $8,473,531 in short-term capital losses and $5,117,464 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$897,805,172	$0	$897,805,172
Total assets	$0	$897,805,172	$0	$897,805,172
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Intermediate Tax/AMT-Free Fund | 37

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2025, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.67%
Class C	1.42
Class R6	0.30
Administrator Class	0.60
Institutional Class	0.35
38 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2025, Allspring Funds Distributor received $2,052 from the sale of Class A shares and $2,532 and $3,603 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $72,525,000, $132,035,102 and $38,584 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2025 were $91,248,313 and $166,485,423, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Tax-exempt income	$29,355,522	$32,184,502
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$459,915	$(25,463,165)	$(13,590,995)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Intermediate Tax/AMT-Free Fund | 39

Notes to financial statements
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
11.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
40 | Allspring Intermediate Tax/AMT-Free Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Intermediate Tax/AMT-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
Allspring Intermediate Tax/AMT-Free Fund | 41

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

42 | Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Intermediate Tax/AMT-Free Fund | 43

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Intermediate Tax/AMT-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

44 | Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three-, and five-year periods under review, and equal to the average investment performance of the Universe for the ten-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Municipal Bond 1-15 Year Blend Index, for the one- and three-year periods under review, in range of the investment performance of its benchmark index for the five-year period under review, and lower for the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for Administrator Class, which was equal to the median net operating expense ratio of the expense Group.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the Fund’s expense Group for Institutional Class, equal to the sum of the average rates for the Fund’s expense Group for Administrator Class, and in range of the sum of the average rates for the expense Groups for Class A and Class R6.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Intermediate Tax/AMT-Free Fund | 45

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

46 | Allspring Intermediate Tax/AMT-Free Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3322 06-25

Allspring Minnesota Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring Minnesota Tax-Free Fund | 1

Portfolio of investments—June 30, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.94%
Guam: 2.29%
Airport revenue: 0.49%
Antonio B Won Pat International Airport Authority Series A AMT	5.25%	10-1-2038	$200,000	$207,936
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2028	100,000	104,396
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2029	225,000	237,188
Port Authority of Guam Series B AMT	5.00	7-1-2031	285,000	293,131
				842,651
Utilities revenue: 0.43%
Guam Power Authority Series A	5.00	10-1-2042	250,000	254,881
Guam Power Authority Series A	5.00	10-1-2043	230,000	233,866
Guam Power Authority Series A	5.00	10-1-2044	250,000	252,459
				741,206
Water & sewer revenue: 1.37%
Guam Government Waterworks Authority	5.00	1-1-2046	1,500,000	1,487,441
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2044	885,000	887,477
				2,374,918
				3,958,775
Illinois: 0.57%
GO revenue: 0.38%
Chicago Board of Education Series B	5.00	12-1-2032	650,000	658,938
Miscellaneous revenue: 0.19%
City of Chicago Lakeshore East Special Assessment Area144A	2.53	12-1-2025	327,000	324,497
				983,435
Minnesota: 95.00%
Airport revenue: 1.84%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	497,979
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	1,000,000	1,005,315
Minneapolis-St. Paul Metropolitan Airports Commission Series A (AG Insured)	4.00	1-1-2054	500,000	432,712
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,001,507
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	247,789
				3,185,302
Education revenue: 18.76%
City of Brooklyn Park Athlos Leadership Academy Series A	5.50	7-1-2040	750,000	654,418
City of Cologne Academy Series A	5.00	7-1-2029	485,000	485,129
City of Cologne Academy Series A	5.00	7-1-2034	500,000	499,963
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	1,000,000	999,471
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2025	125,000	125,000
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2026	100,000	99,836
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	99,895
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	400,144
The accompanying notes are an integral part of these financial statements.
2 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Deephaven Eagle Ridge Academy Series A	5.25%	7-1-2040	$500,000	$500,031
City of Forest Lake International Language Academy Series A	5.50	8-1-2036	500,000	500,227
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00	7-1-2028	330,000	322,049
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	622,424
City of Hugo Noble Academy Series A	5.00	7-1-2029	490,000	490,159
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	505,762
City of Moorhead Concordia College	5.00	12-1-2025	540,000	540,000
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,100,000	1,058,433
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	973,786
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	355,000	257,375
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	676,434
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00	3-1-2028	95,000	92,673
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	415,000	416,470
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	356,699
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	1,009,858
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,456,421
Housing & RDA of The City of St. Paul Minnesota Twin Cities Academy Series A	5.00	7-1-2035	925,000	914,671
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	648,058
Minnesota Higher Education Facilities Authority Carleton College	5.00	3-1-2053	1,500,000	1,529,368
Minnesota Higher Education Facilities Authority College of St. Benedict	4.00	3-1-2036	410,000	381,511
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	844,684
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	255,000	255,006
Minnesota Higher Education Facilities Authority Hamline University Series B	5.00	10-1-2035	1,000,000	1,001,382
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2025	570,000	571,866
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2045	2,000,000	1,850,693
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2034	200,000	201,974
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2035	170,000	170,645
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2039	200,000	189,063
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2040	355,000	331,137
Minnesota Higher Education Facilities Authority St. Olaf College	4.00	10-1-2046	2,750,000	2,398,545
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	476,518
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	5.00	10-1-2040	750,000	766,230
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	756,871
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 3

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00%	10-1-2026	$295,000	$302,249
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	998,199
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series B	5.00	10-1-2036	775,000	815,958
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	592,012
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	711,962
Minnesota Office of Higher Education AMT	5.00	11-1-2027	500,000	515,901
Minnesota Office of Higher Education AMT	5.00	11-1-2033	1,000,000	1,039,194
University of Minnesota Series A	5.00	4-1-2034	270,000	286,236
University of Minnesota Series A	5.00	9-1-2042	770,000	779,760
				32,472,350
GO revenue: 25.96%
Alexandria Lake Area Sanitation District (AG Insured)	4.13	2-1-2044	325,000	294,715
Becker Independent School District No. 726 Series B	4.00	2-1-2026	100,000	100,589
Brainerd Independent School District No. 181 Series A	4.00	2-1-2039	2,000,000	1,959,984
Brainerd Independent School District No. 181 Series A	4.00	2-1-2042	2,060,000	1,932,828
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	207,536
Canby Independent School District No. 891 Series A	4.00	2-1-2043	1,320,000	1,244,607
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	556,876
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	855,103
City of Chaska Series C	5.00	2-1-2028	235,000	248,620
City of Chaska Series C	5.00	2-1-2029	250,000	269,414
City of Chaska Series C	5.00	2-1-2030	230,000	251,866
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,571,090
City of St. Cloud Series B	4.00	2-1-2028	245,000	249,078
City of St. Cloud Series B	4.00	2-1-2029	255,000	258,975
City of Virginia Series A%%	5.00	2-1-2032	405,000	419,876
City of Waite Park Series A	5.00	12-15-2050	1,675,000	1,720,203
County of Hennepin Series A	5.00	12-1-2033	410,000	441,534
County of Hennepin Series A	5.00	12-1-2037	910,000	937,701
County of Hennepin Series A	5.00	12-1-2041	2,610,000	2,741,125
County of Hennepin Series A	5.00	12-1-2043	1,500,000	1,579,719
County of Hennepin Series A	5.00	12-1-2044	1,500,000	1,577,950
County of Hennepin Series B	5.00	12-1-2029	450,000	463,475
County of Rice Series A	4.00	2-1-2048	1,500,000	1,338,413
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	759,243
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	312,365
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,735,317
Goodridge Independent School District No. 561 Series A	4.00	2-1-2042	550,000	514,882
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	1,019,440
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	853,723
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	773,413
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	450,615
Hopkins Independent School District No. 270 Series A	4.00	2-1-2031	170,000	173,069
Jordan Independent School District No. 717 Series A	5.00	2-1-2035	150,000	162,713
The accompanying notes are an integral part of these financial statements.
4 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Jordan Independent School District No. 717 Series A	5.00%	2-1-2039	$500,000	$522,185
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	266,332
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	262,371
Minneapolis Special School District No. 1 Series A	4.00	2-1-2040	1,150,000	1,136,831
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2042	320,000	301,103
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2043	785,000	731,506
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2031	300,000	333,331
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2032	250,000	279,984
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	347,257
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	443,477
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	200,000	200,364
South Washington County Independent School District No. 833 Series A	4.00	2-1-2043	1,680,000	1,540,609
State of Minnesota Series A	5.00	8-1-2034	2,190,000	2,226,942
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,842,324
State of Minnesota Series A	5.00	8-1-2041	1,785,000	1,902,010
State of Minnesota Series B	4.00	8-1-2031	250,000	256,760
State of Minnesota Series B	4.00	8-1-2043	1,000,000	937,100
State of Minnesota Series B	4.00	8-1-2044	1,500,000	1,392,863
Stillwater Independent School District No. 834 Series A	5.00	2-1-2040	1,000,000	1,053,750
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	442,840
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	532,924
				44,928,920
Health revenue: 21.78%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2047	1,500,000	1,508,714
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	863,068
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	507,081
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	734,079
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2025	225,000	226,441
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	919,567
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,071,933
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	3,000,000	3,037,079
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	398,621
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,119,291
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	976,900
City of Plato Glencoe Regional Health Services	5.00	4-1-2041	550,000	537,450
City of Rochester Mayo Clinic##	5.00	11-15-2057	4,500,000	4,549,459
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	735,000	733,223
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2027	700,000	700,576
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2029	325,000	325,199
City of St. Cloud CentraCare Health System Obligated Group	4.00	5-1-2050	3,235,000	2,754,591
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2048	1,500,000	1,498,080
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 5

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of St. Cloud CentraCare Health System Obligated Group	5.00%	5-1-2054	$550,000	$543,449
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2028	300,000	304,967
City of Wadena Astera Health Series A	5.00	12-1-2045	2,900,000	2,905,938
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	649,105
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,402,348
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,501,345
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	576,860
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	489,379
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group	5.00	7-1-2033	1,500,000	1,649,923
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2025	520,000	520,000
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2028	720,000	720,000
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	1,500,000	1,523,676
Tender Option Bond Trust Receipts/Certificates Series XF1876 (Bank of America N.A. LIQ)144Aø	1.66	11-15-2053	1,435,000	1,435,000
				37,683,342
Housing revenue: 9.17%
City of Marshall Southwest & West Central Service Cooperatives Series A	5.13	2-1-2041	675,000	668,362
City of Marshall Southwest & West Central Service Cooperatives Series A	5.38	2-1-2045	720,000	706,913
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2032	440,000	481,672
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	760,000	760,396
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	504,080
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	881,363
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,365,521
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	308,646
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2027	1,665,000	1,673,698
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2032	500,000	500,712
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	346,382
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	509,807
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	995,000	953,212
Minnesota Housing Finance Agency Series D	5.00	8-1-2028	200,000	212,986
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	598,263
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	460,540
The accompanying notes are an integral part of these financial statements.
6 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Minnesota Housing Finance Agency Series F (GNMA / FNMA / FHLMC Insured)	4.85%	7-1-2045	$1,000,000	$990,921
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2037	2,990,000	3,043,583
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)	4.65	7-1-2041	920,000	902,326
				15,869,383
Miscellaneous revenue: 9.99%
Anoka-Hennepin Independent School District No. 11 Series A COP	5.00	2-1-2034	1,000,000	1,007,153
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2030	250,000	252,827
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2031	250,000	252,011
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	299,676
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,039,487
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2026	395,000	399,821
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2028	700,000	735,555
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	285,060
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	291,672
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	297,273
Minnetonka Independent School District No. 276 Series C COP	5.00	2-1-2041	1,125,000	1,176,518
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,502,271
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2026	500,000	500,365
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2027	1,000,000	1,000,999
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	500,761
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	350,530
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A	5.00	10-1-2039	2,490,000	2,695,936
State of Minnesota Office Building Project COP	5.00	11-1-2042	3,000,000	3,141,128
State of Minnesota Office Building Project COP	5.00	11-1-2043	1,500,000	1,565,718
				17,294,761
Transportation revenue: 0.62%
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2026	525,000	525,281
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2027	545,000	545,466
				1,070,747
Utilities revenue: 6.23%
Central Minnesota Municipal Power Agency (AG Insured)	4.00	1-1-2042	350,000	331,686
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2029	315,000	337,783
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2030	210,000	228,661
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	512,097
Minnesota Municipal Power Agency	5.00	10-1-2047	500,000	506,205
Northern Municipal Power Agency	5.00	1-1-2036	100,000	101,684
Northern Municipal Power Agency	5.00	1-1-2041	1,500,000	1,507,314
Sauk Centre Public Utilities Commission Electric Revenue Series A (AG Insured)	4.00	12-1-2037	250,000	245,949
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 7

Portfolio of investments—June 30, 2025

		Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Sauk Centre Public Utilities Commission Electric Revenue Series A (AG Insured)		5.00%	12-1-2034	$100,000	$108,588
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2029	1,640,000	1,656,781
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2031	520,000	525,373
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2041	480,000	483,458
St. Paul Port Authority District Energy Obligated Group Series 1		3.00	10-1-2027	100,000	98,979
St. Paul Port Authority District Energy Obligated Group Series 1		3.00	10-1-2034	225,000	206,787
St. Paul Port Authority District Energy Obligated Group Series 1		4.00	10-1-2028	400,000	406,202
St. Paul Port Authority District Energy Obligated Group Series 1		4.00	10-1-2041	500,000	444,940
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A		5.00	1-1-2049	1,500,000	1,506,848
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	555,000	560,734
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2036	1,000,000	1,009,437
					10,779,506
Water & sewer revenue: 0.65%
City of St. Paul Water Revenue Series A		4.00	12-1-2045	1,215,000	1,120,572
					164,404,883
New York: 0.08%
Health revenue: 0.08%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B		5.00	1-1-2027	145,000	147,443
Total municipal obligations (Cost $176,499,290)					169,494,536
Total investments in securities (Cost $176,499,290)	97.94%				169,494,536
Other assets and liabilities, net	2.06				3,570,011
Total net assets	100.00%				$173,064,547

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIQ	Liquidity agreement
RDA	Redevelopment Authority
The accompanying notes are an integral part of these financial statements.
8 | Allspring Minnesota Tax-Free Fund

Statement of assets and liabilities—June 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $176,499,290)	$169,494,536
Cash	1,725,172
Receivable for interest	2,429,943
Receivable for investments sold	290,000
Receivable for Fund shares sold	23,844
Prepaid expenses and other assets	56,671
Total assets	174,020,166
Liabilities
Payable for when-issued transactions	417,535
Payable for Fund shares redeemed	383,621
Dividends payable	66,460
Management fee payable	39,766
Administration fees payable	12,925
Shareholder servicing fees payable	7,979
Trustees’ fees and expenses payable	4,082
Distribution fee payable	353
Accrued expenses and other liabilities	22,898
Total liabilities	955,619
Total net assets	$173,064,547
Net assets consist of
Paid-in capital	$182,777,986
Total distributable loss	(9,713,439)
Total net assets	$173,064,547
Computation of net asset value and offering price per share
Net assets–Class A	$19,122,999
Shares outstanding–Class A1	1,944,188
Net asset value per share–Class A	$9.84
Maximum offering price per share – Class A2	$10.30
Net assets–Class C	$527,496
Shares outstanding–Class C1	53,626
Net asset value per share–Class C	$9.84
Net assets–Administrator Class	$19,018,423
Shares outstanding–Administrator Class[1]	1,933,566
Net asset value per share–Administrator Class	$9.84
Net assets–Institutional Class	$134,395,629
Shares outstanding–Institutional Class[1]	13,655,840
Net asset value per share–Institutional Class	$9.84
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 9

Statement of operations—year ended June 30, 2025
Statement of operations
Investment income
Interest	$6,231,952
Expenses
Management fee	688,375
Administration fees
Class A	27,870
Class C	1,281
Administrator Class	21,522
Institutional Class	104,910
Shareholder servicing fees
Class A	46,361
Class C	2,135
Administrator Class	53,688
Distribution fee
Class C	6,406
Custody and accounting fees	8,144
Professional fees	51,465
Registration fees	74,832
Shareholder report expenses	27,637
Trustees’ fees and expenses	13,962
Other fees and expenses	21,253
Total expenses	1,149,841
Less: Fee waivers and/or expense reimbursements
Fund-level	(127,633)
Class A	(896)
Administrator Class	(42,794)
Net expenses	978,518
Net investment income	5,253,434
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(481,782)
Net change in unrealized gains (losses) on investments	(2,705,120)
Net realized and unrealized gains (losses) on investments	(3,186,902)
Net increase in net assets resulting from operations	$2,066,532
The accompanying notes are an integral part of these financial statements.
10 | Allspring Minnesota Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$5,253,434		$4,770,570
Net realized losses on investments		(481,782)		(1,223,053)
Net change in unrealized gains (losses) on investments		(2,705,120)		1,402,744
Net increase in net assets resulting from operations		2,066,532		4,950,261
Distributions to shareholders from
Net investment income and net realized gains
Class A		(550,590)		(587,035)
Class C		(18,827)		(20,406)
Administrator Class		(689,831)		(777,430)
Institutional Class		(4,304,872)		(3,889,209)
Total distributions to shareholders		(5,564,120)		(5,274,080)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	343,958	3,446,863	75,928	760,074
Class C	6,771	68,573	29,522	297,749
Administrator Class	359,272	3,604,382	645,434	6,470,167
Institutional Class	6,819,660	67,690,324	5,977,712	59,451,643
		74,810,142		66,979,633
Reinvestment of distributions
Class A	54,784	548,271	57,602	575,508
Class C	1,876	18,816	2,052	20,406
Administrator Class	68,833	689,418	78,249	777,430
Institutional Class	357,855	3,584,393	320,602	3,207,072
		4,840,898		4,580,416
Payment for shares redeemed
Class A	(454,563)	(4,565,313)	(402,830)	(4,026,607)
Class C	(53,435)	(531,155)	(38,660)	(386,828)
Administrator Class	(864,456)	(8,646,717)	(1,800,931)	(18,031,257)
Institutional Class	(6,551,876)	(65,196,112)	(5,179,576)	(51,495,242)
		(78,939,297)		(73,939,934)
Net increase (decrease) in net assets resulting from capital share transactions		711,743		(2,379,885)
Total decrease in net assets		(2,785,845)		(2,703,704)
Net assets
Beginning of period		175,850,392		178,554,096
End of period		$173,064,547		$175,850,392
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.05	$10.07	$10.11	$11.02	$10.86
Net investment income	0.28 [1]	0.24 [1]	0.21 [1]	0.18	0.20 [1]
Net realized and unrealized gains (losses) on investments	(0.19)	0.01	(0.04)	(0.90)	0.16
Total from investment operations	0.09	0.25	0.17	(0.72)	0.36
Distributions to shareholders from
Net investment income	(0.30)	(0.27)	(0.21)	(0.18)	(0.20)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.30)	(0.27)	(0.21)	(0.19)	(0.20)
Net asset value, end of period	$9.84	$10.05	$10.07	$10.11	$11.02
Total return[2]	0.85%	2.58%	1.73%	(6.59)%	3.32%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.91%	0.91%	0.92%
Net expenses	0.84%	0.84%	0.85%	0.85%	0.85%
Net investment income	2.79%	2.46%	2.10%	1.67%	1.80%
Supplemental data
Portfolio turnover rate	21%	19%	28%	11%	9%
Net assets, end of period (000s omitted)	$19,123	$20,090	$22,841	$27,431	$31,586

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Minnesota Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.05	$10.07	$10.11	$11.02	$10.86
Net investment income	0.20 [1]	0.18 [1]	0.14 [1]	0.10 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	(0.19)	0.01	(0.04)	(0.90)	0.16
Total from investment operations	0.01	0.19	0.10	(0.80)	0.28
Distributions to shareholders from
Net investment income	(0.22)	(0.21)	(0.14)	(0.10)	(0.12)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.22)	(0.21)	(0.14)	(0.11)	(0.12)
Net asset value, end of period	$9.84	$10.05	$10.07	$10.11	$11.02
Total return[2]	0.09%	1.95%	1.00%	(7.29)%	2.54%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.50%	1.60%	1.66%	1.66%
Net expenses	1.59%	1.46%	1.56%	1.60%	1.60%
Net investment income	2.00%	1.84%	1.40%	0.91%	1.06%
Supplemental data
Portfolio turnover rate	21%	19%	28%	11%	9%
Net assets, end of period (000s omitted)	$527	$989	$1,062	$1,147	$2,060

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.04	$10.06	$10.11	$11.02	$10.86
Net investment income	0.30 [1]	0.27 [1]	0.24 [1]	0.21	0.23 [1]
Net realized and unrealized gains (losses) on investments	(0.18)	0.01	(0.05)	(0.90)	0.16
Total from investment operations	0.12	0.28	0.19	(0.69)	0.39
Distributions to shareholders from
Net investment income	(0.32)	(0.30)	(0.24)	(0.21)	(0.23)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.32)	(0.30)	(0.24)	(0.22)	(0.23)
Net asset value, end of period	$9.84	$10.04	$10.06	$10.11	$11.02
Total return[2]	1.20%	2.83%	1.88%	(6.35)%	3.58%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.85%	0.85%	0.86%
Net expenses	0.59%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.01%	2.70%	2.35%	1.92%	2.06%
Supplemental data
Portfolio turnover rate	21%	19%	28%	11%	9%
Net assets, end of period (000s omitted)	$19,018	$23,806	$34,696	$53,578	$60,727

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Minnesota Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.05	$10.07	$10.12	$11.02	$10.87
Net investment income	0.31 [1]	0.28 [1]	0.25 [1]	0.21	0.23
Net realized and unrealized gains (losses) on investments	(0.19)	0.01	(0.05)	(0.89)	0.15
Total from investment operations	0.12	0.29	0.20	(0.68)	0.38
Distributions to shareholders from
Net investment income	(0.33)	(0.31)	(0.25)	(0.21)	(0.23)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.33)	(0.31)	(0.25)	(0.22)	(0.23)
Net asset value, end of period	$9.84	$10.05	$10.07	$10.12	$11.02
Total return[2]	1.17%	2.91%	1.96%	(6.19)%	3.56%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.60%	0.59%	0.58%	0.59%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	3.10%	2.79%	2.45%	2.01%	2.13%
Supplemental data
Portfolio turnover rate	21%	19%	28%	11%	9%
Net assets, end of period (000s omitted)	$134,396	$130,966	$119,956	$104,175	$91,787

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 15

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Minnesota Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
16 | Allspring Minnesota Tax-Free Fund

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $176,514,783 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$280,785
Gross unrealized losses	(7,301,032)
Net unrealized losses	$(7,020,247)
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $311,467 in short-term capital losses and $2,402,066 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$169,494,536	$0	$169,494,536
Total assets	$0	$169,494,536	$0	$169,494,536
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Minnesota Tax-Free Fund | 17

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2025, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Administrator Class	0.60
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
18 | Allspring Minnesota Tax-Free Fund

Notes to financial statements
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the year ended June 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $33,010,000, $38,125,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2025 were $37,726,481 and $34,643,262, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Tax-exempt income	$5,564,120	$5,274,080
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$86,801	$(7,020,247)	$(2,713,533)
8.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Minnesota.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Minnesota Tax-Free Fund | 19

Notes to financial statements
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
12.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
13.SUBSEQUENT EVENT
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
20 | Allspring Minnesota Tax-Free Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Minnesota Tax-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
Allspring Minnesota Tax-Free Fund | 21

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

22 | Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Minnesota Tax-Free Fund | 23

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Minnesota Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.“

24 | Allspring Minnesota Tax-Free Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the three-, five-, and ten-year periods under review, and lower than the average investment performance of the Universe for the one-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the one- and three-year periods under review, in range of the investment performance of its benchmark index for the five-year period under review, and lower for the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for Class A, which was equal to the median net operating expense ratio of the expense Group.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class, except for Administrator Class, which was equal to the sum of the average rates for the expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Minnesota Tax-Free Fund | 25

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

26 | Allspring Minnesota Tax-Free Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR0003 06-25

Allspring Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring Municipal Bond Fund | 1

Portfolio of investments—June 30, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.26%
Alabama: 4.07%
Airport revenue: 0.05%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	$500,000	$502,632
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	495,911
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	390,620
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	811,809
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	549,141
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	652,671
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	703,760
				4,106,544
Education revenue: 0.14%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50	10-1-2054	6,700,000	6,759,964
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AG Insured)	5.25	8-1-2048	4,500,000	4,526,853
				11,286,817
Health revenue: 0.44%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	10,864,056
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	12,858,629
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML5052 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.19	9-1-2037	9,200,000	9,200,000
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2034	1,000,000	1,055,297
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2035	1,000,000	1,048,960
				35,026,942
Housing revenue: 0.09%
Huntsville Public Building Authority	5.00	2-1-2052	7,000,000	7,120,016
Industrial development revenue: 0.07%
Selma Industrial Development Board International Paper Co. Series A	4.20	5-1-2034	5,000,000	5,051,166
Tax revenue: 0.13%
Birmingham-Jefferson Civic Center Authority Series A	5.00	7-1-2048	10,000,000	10,010,560
Utilities revenue: 3.12%
Black Belt Energy Gas Districtøø	4.00	6-1-2051	5,500,000	5,565,661
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	2,000,000	2,079,691
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	22,750,000	23,829,128
Black Belt Energy Gas District Series Cøø	5.50	10-1-2054	4,750,000	5,127,286
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	23,000,000	24,187,099
Lower Alabama Gas Districtøø	4.00	12-1-2050	20,590,000	20,627,074
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	16,000,000	16,822,162
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	20,000,000	21,083,608
The accompanying notes are an integral part of these financial statements.
2 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Southeast Energy Authority A Cooperative District Project No. 1 Series Aøø	4.00%	11-1-2051	$2,465,000	$2,472,471
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	2,965,106
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	25,000,000	26,223,237
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	18,000,000	18,960,547
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	9,000,000	9,182,960
Southeast Energy Authority A Cooperative District Series Cøø	5.00	10-1-2055	12,000,000	12,646,188
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	45,000,000	48,373,920
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	2.02	5-1-2055	3,360,000	3,360,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	2.50	8-1-2063	3,000,000	3,000,000
				246,506,138
Water & sewer revenue: 0.03%
Madison Water & Wastewater Board	5.25	12-1-2053	2,500,000	2,611,153
				321,719,336
Alaska: 0.05%
Health revenue: 0.05%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2036	2,000,000	1,939,270
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	2,020,258
				3,959,528
Arizona: 1.02%
Education revenue: 0.16%
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,873,605
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,697,800
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,226,828
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	1,044,062
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,232,957
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	1,000,000	954,383
				13,029,635
GO revenue: 0.05%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,543,452
Health revenue: 0.18%
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	14,306,746
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 3

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.07%
City of Phoenix Civic Improvement Corp. Airport Revenue Series B AMT	5.00%	7-1-2044	$5,570,000	$5,573,415
Industrial development revenue: 0.12%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	5,000,000	4,988,171
Maricopa County IDA Commercial Metals Co. AMT144A	4.00	10-15-2047	4,000,000	3,320,406
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	1,000,000	798,915
				9,107,492
Miscellaneous revenue: 0.42%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	3,000,000	2,902,026
City of Phoenix Civic Improvement Corp. Excise Tax Revenue Series A	5.00	7-1-2034	13,875,000	13,890,629
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00	7-1-2034	8,805,000	8,938,919
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,312,646
				33,044,220
Water & sewer revenue: 0.02%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	938,383
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	931,157
				1,869,540
				80,474,500
Arkansas: 0.03%
Miscellaneous revenue: 0.03%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,148,549
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	968,875
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2040	500,000	472,273
				2,589,697
California: 5.72%
Airport revenue: 1.59%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	6,500,000	6,584,111
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,502,540
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,592,274
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2042	2,000,000	2,058,914
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,139,630
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,762,166
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2046	9,000,000	8,879,463
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	3,000,000	3,032,093
City of Los Angeles Department of Airports Series H AMT	5.00	5-15-2047	1,750,000	1,749,802
City of Los Angeles Department of Airports Series H AMT	5.50	5-15-2047	5,000,000	5,151,051
Port of Oakland Series H AMT	5.00	5-1-2026	2,500,000	2,536,029
The accompanying notes are an integral part of these financial statements.
4 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Port of Oakland Series H AMT	5.00%	5-1-2029	$1,875,000	$1,982,203
San Diego County Regional Airport Authority Series B AMT%%	5.25	7-1-2037	2,500,000	2,736,282
San Diego County Regional Airport Authority Series B AMT%%	5.25	7-1-2038	2,500,000	2,704,420
San Diego County Regional Airport Authority Series B AMT%%	5.25	7-1-2039	5,345,000	5,732,010
San Diego County Regional Airport Authority Series B AMT%%	5.25	7-1-2040	3,600,000	3,836,658
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2042	6,390,000	6,434,389
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	48,630,000	48,040,322
				125,454,357
Education revenue: 0.01%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2042	1,000,000	970,291
GO revenue: 0.80%
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2031	9,675,000	7,959,505
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2032	3,795,000	3,012,610
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2034	5,000,000	3,646,708
Alhambra Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2035	6,700,000	4,659,818
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2031	1,000,000	822,023
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2032	1,000,000	790,525
Colton Joint Unified School District Series B CAB (AG Insured)¤	0.00	8-1-2033	1,000,000	758,314
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	1,995,108
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,522,666
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2030	2,000,000	1,707,125
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2031	2,000,000	1,646,555
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2032	1,660,000	1,313,902
El Monte Union High School District CAB (AG Insured)¤	0.00	6-1-2033	1,230,000	933,553
Los Angeles Unified School District Series QRR	4.00	7-1-2049	4,000,000	3,581,017
Ontario Montclair School District (AG Insured)¤	0.00	8-1-2028	1,500,000	1,362,677
Ontario Montclair School District (AG Insured)¤	0.00	8-1-2030	2,000,000	1,695,441
San Diego Unified School District Series C CAB¤	0.00	7-1-2031	2,000,000	1,659,041
San Diego Unified School District Series C CAB¤	0.00	7-1-2033	1,000,000	767,051
San Diego Unified School District Series C CAB¤	0.00	7-1-2034	2,000,000	1,469,515
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	10,816,908
State of California	4.00	8-1-2038	4,800,000	4,707,734
Whittier City School District Series C	5.25	8-1-2046	4,850,000	4,945,291
Wiseburn School District Series B CAB (AG Insured)¤	0.00	8-1-2034	2,530,000	1,850,538
				63,623,625
Health revenue: 0.40%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	8,980,084
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	2,972,854
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 5

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA CommonSpirit Health Obligated Group Series E (AG Insured)€	6.00%	7-1-2040	$11,775,000	$11,775,000
Regents of the University of California Medical Center Pooled Revenue Series L	4.00	5-15-2037	7,525,000	7,492,115
				31,220,053
Housing revenue: 0.37%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	2,805,905	2,808,909
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	1,089,567
Ontario PFA Series A (AG Insured)	5.00	11-1-2047	2,750,000	2,814,477
Pasadena PFA Series A CAB¤	0.00	3-1-2027	2,095,000	1,993,524
Pasadena PFA Series A CAB¤	0.00	3-1-2028	4,450,000	4,107,847
Pasadena PFA Series A CAB¤	0.00	3-1-2029	4,520,000	4,037,794
Pasadena PFA Series A CAB¤	0.00	3-1-2031	2,185,000	1,822,543
Pasadena PFA Series A CAB¤	0.00	3-1-2032	2,000,000	1,606,363
Pasadena PFA Series A CAB¤	0.00	3-1-2033	4,295,000	3,312,319
Tender Option Bond Trust Receipts/Certificates Series BAML6044 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.10	2-1-2055	6,000,000	6,000,000
				29,593,343
Miscellaneous revenue: 0.21%
City of Los Angeles%%	5.00	6-25-2026	5,000,000	5,100,800
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,056,373
Mesa Water District COP	4.00	3-15-2039	500,000	505,367
Mesa Water District COP	4.00	3-15-2040	500,000	502,142
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,137,061
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	4,000,000	3,999,066
				16,300,809
Resource recovery revenue: 0.25%
California Municipal Finance Authority Waste Management, Inc. Series A AMTøø	3.95	11-1-2046	10,000,000	10,000,331
California PCFA Republic Services, Inc. Series A-1 AMT144Aøø	4.25	11-1-2042	10,000,000	10,001,775
				20,002,106
Tax revenue: 0.01%
San Diego County Regional Transportation Commission Series A	5.00	4-1-2048	915,000	917,723
Tobacco revenue: 0.01%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2039	500,000	469,324
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	277,928
				747,252
The accompanying notes are an integral part of these financial statements.
6 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.40%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	3.17%	4-1-2036	$23,545,000	$23,375,794
Foothill-Eastern Transportation Corridor Agency Series C	4.00	1-15-2043	8,500,000	8,065,697
				31,441,491
Utilities revenue: 1.56%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	15,000,000	15,655,477
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	6,000,000	6,432,066
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	2,360,000	2,345,643
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,718,824
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	11,435,000	12,260,540
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	5,000,000	5,159,194
Central Valley Energy Authorityøø	5.00	12-1-2055	14,000,000	14,922,512
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2039	450,000	463,556
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2040	375,000	383,280
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2041	420,000	425,672
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,317,797
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,087,296
Los Angeles Department of Water & Power System Revenue Series A (BAM Insured)	5.25	7-1-2044	1,250,000	1,322,728
Los Angeles Department of Water & Power System Revenue Series A-6 (Bank of America N.A. SPA)ø	3.85	7-1-2035	9,400,000	9,400,000
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2031	5,000,000	5,433,285
Los Angeles Department of Water & Power System Revenue Series F-1 (JPMorgan Chase Bank N.A. SPA)ø	3.00	7-1-2048	10,000,000	10,000,000
M-S-R Energy Authority Series B	6.13	11-1-2029	11,895,000	12,544,901
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	4,000,000	4,386,756
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1635 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	1.94	10-1-2028	3,700,000	3,700,000
				122,959,527
Water & sewer revenue: 0.11%
Irvine Ranch Water District Water Service Corp. Series A (Bank of America N.A. LOC)ø	2.20	10-1-2041	2,800,000	2,800,000
Los Angeles Department of Water & Power Water System Revenue Series B	5.00	7-1-2048	4,000,000	3,987,952
Tender Option Bond Trust Receipts/Certificates Series XF1956 (Bank of America N.A. LIQ)144Aø	4.10	6-1-2054	2,250,000	2,250,000
				9,037,952
				452,268,529
Colorado: 4.39%
Airport revenue: 0.49%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2027	10,000,000	10,403,378
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	23,079,775
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 7

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City & County of Denver Airport System Revenue Series A AMT	5.00%	12-1-2037	$3,130,000	$3,165,175
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,060,699
				38,709,027
Education revenue: 0.14%
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,000,951
Colorado ECFA Aspen Ridge Preparatory School, Inc.144A	4.13	7-1-2026	130,000	129,856
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	750,429
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	885,000	886,927
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,151,058
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	513,283
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,074,551
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,244,501
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	694,674
Colorado ECFA University Laboratory School144A	5.00	12-15-2028	600,000	602,542
Colorado School of Mines Series A (AG Insured)	5.25	12-1-2047	1,730,000	1,798,771
				10,847,543
GO revenue: 0.46%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	6,500,000	6,283,085
Baseline Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2049	1,500,000	1,528,951
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	929,265
Canyons Metropolitan District No. 5 Series A (BAM Insured)	5.25	12-1-2059	2,000,000	2,000,838
Colorado International Center Metropolitan District No. 3	4.63	12-1-2031	367,000	352,646
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	925,438
Grand River Hospital District (AG Insured)	5.25	12-1-2035	1,750,000	1,806,613
Midtown Clear Creek Metropolitan District Series A (BAM Insured)	5.00	12-1-2053	3,000,000	3,078,547
Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	941,581
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	1,912,581
Weld County School District No. RE-4	5.25	12-1-2047	13,000,000	13,558,251
Wheatlands Metropolitan District (BAM Insured)	5.00	12-1-2030	650,000	654,612
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,086,591
				36,058,999
Health revenue: 1.15%
Aspen Valley Hospital District	5.00	10-15-2033	600,000	600,210
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	5,500,000	4,908,709
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2048	5,000,000	4,298,956
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2042	1,000,000	852,403
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	3,939,436
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	25,000,000	21,580,735
The accompanying notes are an integral part of these financial statements.
8 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	5.00%	5-15-2054	$19,355,000	$19,411,031
Colorado Health Facilities Authority Parkview Medical Center Project Series A	4.00	9-1-2045	500,000	527,718
Colorado Health Facilities Authority Sanford Obligated Group Series A	5.00	11-1-2039	5,000,000	5,110,637
Colorado Health Facilities Authority Sanford Obligated Group Series A	5.00	11-1-2044	8,000,000	7,921,654
Colorado Health Facilities Authority Sunny Vista Living Center Obligated Group Series A144A	5.00	12-1-2025	290,000	274,437
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	506,490
University of Colorado Hospital Authority Health Obligated Group Series C (TD Bank N.A. SPA)ø	3.95	11-15-2039	21,050,000	21,050,000
				90,982,416
Miscellaneous revenue: 0.76%
City of Westminster Series A COP	5.00	12-1-2035	2,000,000	2,011,377
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2029	2,705,000	2,717,360
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2030	3,115,000	3,126,374
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2031	665,000	666,357
Denver City & County School District No. 1 Series B COP	5.00	12-15-2035	1,000,000	1,006,152
Denver City & County School District No. 1 Series B COP	5.00	12-15-2045	1,200,000	1,201,987
E-470 Public Highway Authority Series A CAB (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	2,818,562
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2045	500,000	498,109
State of Colorado COP	6.00	12-15-2039	4,225,000	4,780,024
State of Colorado COP	6.00	12-15-2041	17,500,000	19,577,514
State of Colorado Series A COP	4.00	12-15-2038	8,150,000	7,920,461
State of Colorado Series A COP	4.00	12-15-2039	3,250,000	3,102,513
State of Colorado Series N COP	4.00	3-15-2043	7,900,000	7,154,001
Westminster Public Schools COP (AG Insured)	5.00	12-1-2048	3,500,000	3,504,879
				60,085,670
Tax revenue: 0.73%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00	8-1-2044	3,000,000	3,021,788
Regional Transportation District Sales Tax Revenue FasTracks Project Series A##	5.00	11-1-2041	50,945,000	51,250,079
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	757,065
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2031	500,000	535,641
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2031	500,000	534,716
Thornton Development Authority East 144th Avenue & I-25 Urban Renewal Area Series B	5.00	12-1-2034	1,375,000	1,376,432
				57,475,721
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 9

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.09%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75%	1-1-2044	$3,360,000	$3,361,756
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,400,720
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,336,056
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,488,387
				7,586,919
Utilities revenue: 0.53%
City of Colorado Springs Utilities System Revenue Series A	5.25	11-15-2054	28,125,000	29,330,319
Public Authority for Colorado Energy	6.50	11-15-2038	10,495,000	12,335,641
				41,665,960
Water & sewer revenue: 0.04%
Central Weld County Water District (AG Insured)	4.00	12-1-2035	800,000	812,303
Central Weld County Water District (AG Insured)	4.00	12-1-2037	400,000	399,630
Central Weld County Water District (AG Insured)	4.00	12-1-2038	400,000	392,136
Central Weld County Water District (AG Insured)	4.00	12-1-2039	450,000	436,823
Central Weld County Water District (AG Insured)	4.00	12-1-2040	500,000	475,008
City of Boulder Water & Sewer Revenue	5.00	12-1-2043	125,000	133,065
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	754,379
				3,403,344
				346,815,599
Connecticut: 0.92%
Education revenue: 0.28%
Connecticut State HEFA Quinnipiac University Series L	5.00	7-1-2036	3,680,000	3,679,774
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	4,938,552
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,224,550
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	1,003,614
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,046,073
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2039	1,600,000	1,662,473
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,131,142
Connecticut State Higher Education Supplement Loan Authority Series B AMT	3.25	11-15-2036	1,175,000	1,059,403
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	610,000	627,596
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2028	530,000	553,901
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2029	465,000	485,743
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,576,627
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,595,234
				22,584,682
GO revenue: 0.10%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,697,968
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,882,993
The accompanying notes are an integral part of these financial statements.
10 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New Haven Series A (AG Insured)	5.00%	8-1-2039	$3,000,000	$3,065,932
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,299,925
				7,946,818
Health revenue: 0.14%
Connecticut State HEFA Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	3,773,201
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	853,573
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	2,917,928
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,219,824
				10,764,526
Housing revenue: 0.04%
Connecticut HFA Series A-3 (Bank of America N.A. SPA)ø	1.90	5-15-2048	1,300,000	1,300,000
Connecticut HFA Series E-3 (State Street Bank & Trust Co. SPA)ø	1.80	11-15-2050	2,000,000	2,000,000
				3,300,000
Tax revenue: 0.36%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,763,114
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,176,843
State of Connecticut Special Tax Revenue Series A (AG Insured)	4.00	5-1-2038	5,000,000	5,017,973
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,194,636
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	7,758,774
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	1,956,946
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,391,696
				28,259,982
				72,856,008
Delaware: 0.14%
Education revenue: 0.03%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,575,000	2,077,422
Transportation revenue: 0.11%
Delaware River & Bay Authority	4.00	1-1-2039	650,000	643,240
Delaware River & Bay Authority	4.00	1-1-2040	485,000	473,180
Delaware River & Bay Authority	4.00	1-1-2041	320,000	306,102
Delaware River & Bay Authority	4.00	1-1-2042	550,000	515,317
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	900,452
Delaware River & Bay Authority	5.00	1-1-2039	450,000	480,014
Delaware River & Bay Authority	5.00	1-1-2040	465,000	492,025
Delaware River & Bay Authority	5.00	1-1-2041	500,000	525,167
Delaware River & Bay Authority	5.00	1-1-2042	520,000	542,891
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	3,950,291
				8,828,679
				10,906,101
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 11

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.95%
Airport revenue: 0.28%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00%	10-1-2038	$2,500,000	$2,411,405
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2039	3,405,000	3,239,059
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2031	7,500,000	7,598,497
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,339,922
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2046	3,890,000	3,966,740
				22,555,623
Education revenue: 0.02%
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,500,000	1,347,967
GO revenue: 0.19%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,098,058
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,118,236
				15,216,294
Health revenue: 0.10%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,554,562
Housing revenue: 0.15%
Tender Option Bond Trust Receipts/Certificates Series XX1403 (Barclays Bank plc LIQ)144Aø	1.95	7-15-2053	3,990,000	3,990,000
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	890,828
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2046	3,540,000	3,124,628
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2054	4,250,000	4,287,087
				12,292,543
Miscellaneous revenue: 0.03%
Washington Convention & Sports Authority Series A	4.00	10-1-2036	670,000	665,755
Washington Convention & Sports Authority Series A	4.00	10-1-2037	1,115,000	1,093,195
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	601,787
				2,360,737
Tax revenue: 0.08%
District of Columbia Income Tax Revenue Series A	5.25	5-1-2048	3,000,000	3,114,589
Washington Convention & Sports Authority Series B	4.00	10-1-2037	1,000,000	980,444
Washington Convention & Sports Authority Series B	4.00	10-1-2038	1,000,000	954,845
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	940,293
				5,990,171
The accompanying notes are an integral part of these financial statements.
12 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.10%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	3.95%	10-1-2054	$7,670,000	$7,670,000
				74,987,897
Florida: 7.54%
Airport revenue: 1.97%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2034	1,750,000	1,811,394
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	12,440,000	12,448,223
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,033,182
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,451,009
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	6,412,919
County of Lee Airport Revenue AMT (AG Insured)	5.25	10-1-2054	4,500,000	4,545,887
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,170,002
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,410,302
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	18,420,135
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	18,010,877
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	1,973,667
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	3,073,631
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	6,882,077
Hillsborough County Aviation Authority Series B AMT	5.50	10-1-2049	20,000,000	20,932,306
Hillsborough County Aviation Authority Series E AMT	5.00	10-1-2048	10,000,000	9,898,558
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	20,571,936
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,128,195
Jacksonville Port Authority Series B	5.00	11-1-2048	9,870,000	9,963,525
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0443 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	1.98	4-1-2038	5,315,000	5,315,000
				155,452,825
Education revenue: 0.56%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	10,500,000	10,816,593
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2054	1,200,000	1,078,634
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00	6-15-2039	3,610,000	3,378,888
Capital Trust Authority IDEA Florida, Inc. Series A144A	6.25	6-15-2053	4,950,000	5,009,436
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,380,000	1,316,492
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00	10-1-2042	1,605,000	1,513,645
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-1144A	5.00	6-1-2048	2,000,000	1,686,245
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1352 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	1.95	4-1-2047	8,620,000	8,620,000
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 13

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00%	10-15-2044	$6,500,000	$6,547,621
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	3,971,208
				43,938,762
GO revenue: 0.55%
City of Doral Parks & Recreation Project	4.00	7-1-2042	3,610,000	3,392,870
City of Miami Beach Series A	5.25	5-1-2053	7,000,000	7,249,598
County of Miami-Dade Series 2014-A	5.00	7-1-2043	12,935,000	12,967,345
County of Miami-Dade Series A	4.00	7-1-2042	5,000,000	4,699,265
School Board of Miami-Dade County	5.00	3-15-2046	15,000,000	15,075,273
				43,384,351
Health revenue: 1.41%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	5,000,000	5,000,841
City of Jacksonville Baptist Health System Obligated Group Series Dø	1.94	8-1-2036	3,000,000	3,000,000
City of Jacksonville Baptist Health System Obligated Group Series Eø	1.94	8-1-2036	1,420,000	1,420,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	3,500,000	2,979,285
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2044	4,000,000	4,043,935
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2045	3,500,000	3,523,633
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	3,000,000	2,601,083
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2038	1,025,000	976,596
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,144,083
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	714,728
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	6,000,000	6,024,470
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5ø	1.94	11-15-2035	15,600,000	15,600,000
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	5,000,000	4,377,541
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,157,209
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	11,265,000	11,141,611
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	5,282,308
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2044	2,525,000	2,564,373
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	5,290,000	5,196,048
Miami-Dade County Health Facilities Authority Series A (AG Insured)	4.00	8-1-2046	5,000,000	4,471,251
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	10,355,000	10,349,661
South Broward Hospital District Obligated Group	4.00	5-1-2048	2,120,000	1,839,541
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	5,000,000	4,438,934
The accompanying notes are an integral part of these financial statements.
14 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00%	12-15-2046	$1,500,000	$1,139,836
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1155 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	1.95	1-1-2029	10,530,000	10,530,000
				111,516,967
Housing revenue: 0.20%
City of Orlando Series B	5.00	10-1-2033	1,525,000	1,527,493
City of Orlando Series B	5.00	10-1-2035	1,680,000	1,682,576
City of Orlando Series B	5.00	10-1-2036	1,765,000	1,767,676
County of Hillsborough	5.00	10-1-2038	8,000,000	8,031,065
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60	12-15-2047	735,000	755,385
Florida Housing Finance Corp. Villa Capri III Associates Ltd.	7.60	12-15-2042	2,320,000	2,322,583
				16,086,778
Industrial development revenue: 0.14%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	3,500,000	3,170,419
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,724,419
				10,894,838
Miscellaneous revenue: 0.91%
City of Daytona Beach Series B	5.50	9-1-2049	1,415,000	1,506,448
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	12,838,054
County of Miami-Dade Series A	5.00	4-1-2051	25,000,000	25,414,215
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.00	9-1-2048	1,000,000	1,002,009
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2044	875,000	918,216
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2034	2,000,000	2,142,455
Duval County Public Schools Series A COP (AG Insured)	5.00	7-1-2035	3,000,000	3,194,029
Indigo Community Development District Special Assessment Series C	7.00	5-1-2030	2,536,248	1,496,386
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.38	5-1-2045	1,000,000	933,501
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.63	5-1-2054	3,000,000	2,771,590
Lakeside Plantation Community Development District Special Assessment Series A	6.95	5-1-2031	616,000	617,199
Marshall Creek Community Development District Series 2002 Special Assessment	5.00	5-1-2032	1,175,000	1,176,385
Marshall Creek Community Development District Series 2016 Special Assessment	6.32	5-1-2045	105,000	104,751
Okaloosa County School Board COP (AG Insured)	5.00	10-1-2049	5,000,000	5,105,096
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2039	2,000,000	1,937,548
St. Johns County School Board Series A COP (AG Insured)	5.25	7-1-2047	5,000,000	5,102,806
St. Johns County School Board Series A COP (AG Insured)	5.50	7-1-2049	3,000,000	3,140,976
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 15

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.00%	5-1-2043	$1,985,000	$1,955,384
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.55	5-1-2044	1,000,000	931,754
				72,288,802
Resource recovery revenue: 0.04%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	3,000,000	2,988,123
Tax revenue: 0.06%
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,074,384
Transportation revenue: 0.50%
Central Florida Expressway Authority (AG Insured)	4.00	7-1-2039	6,070,000	5,976,177
Central Florida Expressway Authority Series A (AG Insured)	5.00	7-1-2049	6,000,000	6,154,784
Central Florida Expressway Authority Series A (AG Insured)	5.00	7-1-2054	7,500,000	7,603,573
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2044	4,250,000	4,254,448
Miami-Dade County Expressway Authority Series A	5.00	7-1-2040	8,040,000	8,039,910
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,477,498
Sunshine Skyway Bridge Series A (AG Insured)	4.00	7-1-2038	4,185,000	4,103,705
				39,610,095
Utilities revenue: 0.12%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	1,250,000	1,298,415
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2038	1,000,000	1,052,319
Fort Pierce Utilities Authority Series A (AG Insured)	5.00	10-1-2042	1,000,000	1,030,924
Orlando Utilities Commission Series 1 (TD Bank N.A. SPA)ø	2.50	10-1-2033	1,400,000	1,400,000
Orlando Utilities Commission Series B (TD Bank N.A. SPA)ø	2.50	10-1-2039	5,000,000	5,000,000
				9,781,658
Water & sewer revenue: 1.08%
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	3,014,105
County of Miami-Dade Water & Sewer System Revenue	4.00	10-1-2046	8,100,000	7,171,243
County of Miami-Dade Water & Sewer System Revenue Series A	5.25	10-1-2054	4,715,000	4,848,015
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,752,391
JEA Water & Sewer System Revenue Series A	5.50	10-1-2054	10,000,000	10,534,524
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AG Insured)	5.25	10-1-2048	2,605,000	2,671,572
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AG Insured)	5.25	10-1-2053	4,000,000	4,094,596
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,250,706
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2044	7,000,000	7,093,212
Tampa Bay Water Series A	5.25	10-1-2054	30,000,000	31,203,105
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,402,156
				85,035,625
				596,053,208
The accompanying notes are an integral part of these financial statements.
16 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Georgia: 2.67%
Education revenue: 0.16%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series A	6.38%	7-1-2025	$1,705,000	$1,193,500
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	5.20	6-15-2033	850,000	858,691
Private Colleges & Universities Authority Emory University Series B	5.00	9-1-2048	4,000,000	4,027,360
Private Colleges & Universities Authority Mercer University	5.00	10-1-2040	5,000,000	5,001,088
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,490,000	1,370,614
				12,451,253
Health revenue: 0.20%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00	7-1-2038	1,500,000	1,561,532
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	1.65	4-1-2034	4,700,000	4,700,000
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series A (Bank of America N.A. LOC)ø	1.95	4-1-2047	5,000,000	5,000,000
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,237,714
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,580,945
				16,080,191
Housing revenue: 0.15%
Georgia HFA Series A	4.60	12-1-2049	12,000,000	11,420,016
Industrial development revenue: 0.03%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,685,434
Tax revenue: 0.09%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	2,000,000	2,011,777
Metropolitan Atlanta Rapid Transit Authority Series C	4.00	7-1-2035	5,000,000	5,026,188
				7,037,965
Utilities revenue: 2.04%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2040	1,000,000	937,614
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	918,340
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,260,081
Development Authority of Monroe County Georgia Power Co. Series 2øø	3.88	10-1-2048	3,000,000	3,006,654
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,579,908
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	1,047,889
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,872,911
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 17

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series Aøø	5.00%	6-1-2053	$16,000,000	$16,772,462
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	17,200,000	18,175,524
Main Street Natural Gas, Inc. Series B	5.00	6-1-2027	1,700,000	1,747,396
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	3,016,998
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	3,300,000	3,447,035
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,709,058
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	36,550,000	36,440,843
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	14,500,000	15,254,214
Main Street Natural Gas, Inc. Series Eøø	5.00	5-1-2055	14,500,000	15,260,338
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	1,550,000	1,633,155
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2037	1,100,000	1,133,209
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2038	1,100,000	1,128,933
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25	7-1-2064	8,000,000	8,183,745
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	5,000,000	4,989,993
Municipal Electric Authority of Georgia Project One Subordinated B Series A	4.00	1-1-2040	1,075,000	1,018,686
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,599,344
				161,134,330
				210,809,189
Guam: 0.09%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2035	530,000	556,774
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	1,043,120
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	762,569
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	516,383
				2,878,846
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75	9-1-2031	45,000	45,293
Miscellaneous revenue: 0.03%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,434,233
Water & sewer revenue: 0.02%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,580,542
				6,938,914
Hawaii: 0.34%
Airport revenue: 0.34%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,118,462
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2041	9,500,000	9,500,000
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	6,929,941
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,245,168
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	871,176
The accompanying notes are an integral part of these financial statements.
18 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
State of Hawaii Harbor System Revenue Series A AMT	4.00%	7-1-2035	$625,000	$616,038
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2036	300,000	292,609
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	412,022
				26,985,416
Idaho: 0.10%
Education revenue: 0.07%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	440,000	440,320
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	1,365,000	1,365,691
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2030	830,000	821,947
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,512,127
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,327,485
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	212,893
				5,680,463
Resource recovery revenue: 0.03%
Southern Idaho Regional Solid Waste District	4.00	3-1-2028	2,000,000	2,014,902
				7,695,365
Illinois: 11.03%
Airport revenue: 0.56%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2041	1,950,000	2,058,337
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2043	1,660,000	1,731,618
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,542,285
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,343,560
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,332,107
Chicago O’Hare International Airport Series B	5.00	1-1-2053	7,500,000	7,459,853
Chicago O’Hare International Airport Series E (AG Insured)	4.00	1-1-2039	1,500,000	1,462,970
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	1,007,281
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø%%	4.80	12-1-2043	7,000,000	7,086,483
				44,024,494
Education revenue: 0.25%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	1,250,000	1,038,442
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	612,819
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2039	1,180,000	1,226,043
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2042	1,835,000	1,845,662
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2044	1,200,000	1,196,650
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 19

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Illinois Finance Authority University of Chicago Series A	5.00%	10-1-2036	$1,500,000	$1,663,385
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,491,976
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,644,817
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,445,371
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2035	500,000	500,077
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2037	1,000,000	975,223
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	540,073
University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2026	2,355,000	2,298,041
University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,303,696
				19,782,275
GO revenue: 3.58%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	10,341,714
Chicago Board of Education Series A	5.00	12-1-2035	6,630,000	6,725,469
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	6,059,379
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	1,958,998
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,147,545
Chicago Board of Education Series B-1 CAB (NPFGC Insured)¤	0.00	12-1-2025	3,380,000	3,325,422
Chicago Board of Education Series B-1 CAB (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	4,025,638
Chicago Board of Education Series C	5.25	12-1-2039	9,000,000	8,885,517
Chicago Board of Education Series D	5.00	12-1-2046	15,000,000	13,575,334
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	5,744,814
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	3,629,211
Chicago Park District Series C (BAM Insured)	4.00	1-1-2041	4,025,000	3,614,837
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,588,108
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,683,023
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	5,081,756
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,197,241
City of Chicago Series A	5.00	1-1-2043	4,000,000	3,842,735
City of Chicago Series A	5.00	1-1-2044	15,000,000	14,265,661
City of Chicago Series A	5.00	1-1-2045	24,000,000	22,627,596
City of Chicago Series A	5.25	1-1-2037	1,950,000	2,011,604
City of Chicago Series A	5.25	1-1-2045	5,475,000	5,324,643
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,143,864
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,024,810
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,519,382
City of Chicago Series A	5.50	1-1-2043	1,500,000	1,507,778
City of Chicago Series B	4.00	1-1-2038	6,615,000	6,001,058
City of Chicago Series C	6.00	1-1-2043	2,000,000	2,108,213
City of Chicago Series C CAB (AG Insured)¤	0.00	1-1-2026	7,360,000	7,236,225
City of Chicago Series E	6.00	1-1-2044	1,500,000	1,572,737
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,132,803
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2035	1,370,000	1,473,223
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2036	1,150,000	1,226,021
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2037	1,250,000	1,320,349
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2038	1,000,000	1,046,654
The accompanying notes are an integral part of these financial statements.
20 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Cook County Community College District No. 508 (BAM Insured)	5.00%	12-1-2040	$3,500,000	$3,614,756
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2043	1,650,000	1,669,985
DuPage & Will Counties Community School District No. 204 Indian Prairie%%	5.00	1-15-2045	5,000,000	5,120,664
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	1-1-2043	2,325,000	2,125,582
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	7-1-2044	6,050,000	5,475,790
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AG Insured)¤	0.00	2-1-2026	5,050,000	4,949,263
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AG Insured)¤	0.00	2-1-2027	12,050,000	11,429,555
Macon County School District No. 61 Decatur Series A (AG Insured)	4.00	12-1-2036	6,000,000	5,854,674
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AG Insured)	5.50	2-1-2040	1,265,000	1,333,166
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	10,151,816
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,785,643
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,288,206
State of Illinois	5.00	11-1-2027	1,175,000	1,201,629
State of Illinois	5.50	1-1-2030	2,900,000	3,154,290
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	1,570,000	1,595,493
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,479,854
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,652,064
State of Illinois Series B	5.00	10-1-2028	2,750,000	2,894,010
State of Illinois Series B	5.50	5-1-2047	6,500,000	6,634,781
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,468,141
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,065,045
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,401,262
Village of New Lenox	4.00	12-15-2041	4,275,000	3,964,825
Will County Community High School District No. 210 Lincoln-Way CAB (AG Insured)¤	0.00	1-1-2026	7,000,000	6,871,133
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	312,615
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,108,932
Will County Community Unit School District No. 209-U Wilmington Series A (AG Insured)	5.50	2-1-2041	3,660,000	3,820,086
				283,392,622
Health revenue: 1.69%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	7,822,187
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	6,314,774
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	25,000,000	24,670,120
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 21

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series F (JPMorgan Chase Bank N.A. SPA)ø	3.95%	8-15-2057	$12,105,000	$12,105,000
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2040	4,900,000	3,185,000
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,098,528
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2047	25,185,000	21,939,938
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series C (Barclays Bank plc SPA)ø	3.85	7-15-2055	5,910,000	5,910,000
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	12,980,000	12,743,846
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	30,000,000	29,640,615
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series Aøø	5.00	8-15-2054	5,000,000	5,345,640
Illinois Finance Authority University of Illinois	4.00	10-1-2050	2,000,000	1,654,320
				133,429,968
Housing revenue: 1.35%
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.45	4-1-2043	2,790,000	2,776,244
Illinois Housing Development Authority South Park Preservation LP Series B (FHA Insured) (State Street Bank & Trust Co. SPA)ø	1.94	1-1-2066	6,625,000	6,625,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	2,500,000	2,236,717
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	11,649,064
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	12,085,000	10,502,487
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2029	24,950,000	21,270,124
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2030	38,500,000	31,500,384
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	8,050,599
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	7,674,019
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	6-15-2053	3,000,000	2,903,931
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,606,356
				106,794,925
Miscellaneous revenue: 0.53%
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	4,034,763
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	4,922,766
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,961,662
The accompanying notes are an integral part of these financial statements.
22 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Illinois State University Capital Improvement Project COP (AG Insured)	5.00%	4-1-2050	$12,240,000	$11,996,300
PFA Series VRS206 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.15	2-15-2053	19,250,000	19,250,000
				42,165,491
Tax revenue: 1.82%
Chicago Transit Authority Sales Tax Receipts Fund	5.00	12-1-2046	21,500,000	21,520,489
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2045	2,440,000	2,449,435
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,178,096
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	1,821,770
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,154,855
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2026	4,775,000	4,790,381
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2027	8,845,000	8,863,248
Illinois Sports Facilities Authority (AG Insured)	5.00	6-15-2028	4,030,000	4,038,028
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	13,190,000	13,214,138
Regional Transportation Authority Series A (AG Insured)	5.75	6-1-2034	15,000,000	16,905,801
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	7,275,000	7,482,225
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	5,690,181
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	8,865,000	9,213,932
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	8,543,085
Sales Tax Securitization Corp. Series A	4.00	1-1-2048	5,430,000	4,634,105
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,000,852
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,909,489
State of Illinois Sales Tax Revenue Series C	5.00	6-15-2028	3,500,000	3,693,222
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	12,029,754
				144,133,086
Transportation revenue: 0.65%
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.13	12-1-2043	20,000,000	19,389,942
Illinois State Toll Highway Authority Series A	4.00	1-1-2042	1,250,000	1,170,743
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	265,000	235,343
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	5,000,000	5,365,896
Illinois State Toll Highway Authority Series A	5.00	1-1-2040	6,000,000	5,999,590
Illinois State Toll Highway Authority Series A	5.00	1-1-2046	15,245,000	15,410,006
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,516,346
				51,087,866
Utilities revenue: 0.23%
Illinois Municipal Electric Agency Series A	5.00	2-1-2030	7,000,000	7,006,681
Illinois Municipal Electric Agency Series A	5.00	2-1-2031	8,000,000	8,006,822
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,438,954
				18,452,457
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 23

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.37%
City of Chicago Wastewater Transmission Revenue Series A (AG Insured)	5.25%	1-1-2058	$5,000,000	$5,065,094
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2043	2,000,000	2,054,904
City of Chicago Waterworks Revenue (AG Insured)	5.25	11-1-2032	3,250,000	3,373,658
City of Chicago Waterworks Revenue Series A (AG Insured)	5.25	11-1-2048	5,000,000	5,095,133
City of Chicago Waterworks Revenue Series A (AG Insured)	5.50	11-1-2062	4,780,000	4,917,332
City of Chicago Waterworks Revenue Series B (AG Insured)	4.00	11-1-2040	4,000,000	3,718,867
Illinois Finance Authority State of Illinois Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	4,758,081
				28,983,069
				872,246,253
Indiana: 2.12%
Airport revenue: 0.04%
Indianapolis Local Public Improvement Bond Bank Series I AMT	5.00	1-1-2030	3,000,000	3,000,000
Education revenue: 0.21%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	17,000,000	16,150,806
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	336,253
				16,487,059
Health revenue: 0.48%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2033	12,885,000	12,952,010
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2036	5,000,000	4,957,451
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,253,906
Indiana Health Facility Financing Authority Ascension Health Credit Group Series 2001A-1	5.00	11-15-2034	2,750,000	2,761,420
RBC Municipal Products, Inc. Trust Series E-161 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	1.99	10-1-2064	15,000,000	15,000,000
				37,924,787
Housing revenue: 0.28%
Greater Clark Building Corp. Greater Clark County Schools	6.00	7-15-2038	5,000,000	5,653,968
Hobart Building Corp. School City	4.00	7-15-2035	2,295,000	2,302,704
Indiana Housing & Community Development Authority TWG Cowan LPøø	3.35	1-1-2043	3,100,000	3,105,202
IPS Multi-School Building Corp. Board of School Commissioners	5.00	7-15-2044	2,000,000	2,046,210
Northwestern School Building Corp.	4.00	1-15-2043	3,005,000	2,729,266
Northwestern School Building Corp.	6.00	7-15-2039	850,000	939,855
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,170,244
Tippecanoe County School Building Corp. Series B	6.00	7-15-2038	1,000,000	1,152,655
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	1,972,899
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,113,544
				22,186,547
The accompanying notes are an integral part of these financial statements.
24 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.09%
City of Valparaiso Pratt Paper LLC AMT144A	4.88%	1-1-2044	$6,000,000	$5,766,607
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Sumitomo Mitsui Banking Corp. LOC)ø	3.85	12-1-2039	1,500,000	1,500,000
				7,266,607
Miscellaneous revenue: 0.28%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,107,582
Indianapolis Local Public Improvement Bond Bank Series A (AG Insured)	4.00	6-1-2039	10,535,000	10,055,276
Indianapolis Local Public Improvement Bond Bank Series A (AG Insured)	4.00	6-1-2041	3,000,000	2,791,585
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,137,858
				22,092,301
Resource recovery revenue: 0.31%
Indiana Finance Authority Republic Services, Inc. AMTø	3.95	5-1-2028	12,750,000	12,753,033
Indiana Finance Authority Republic Services, Inc. Series A AMTøø	3.95	5-1-2028	11,750,000	11,752,795
				24,505,828
Tax revenue: 0.05%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00	2-1-2049	4,000,000	4,019,800
Utilities revenue: 0.27%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,650,000	4,513,528
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	3,055,883
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	4,000,000	3,888,288
Indiana Municipal Power Agency Series A	5.00	1-1-2042	10,000,000	10,061,756
				21,519,455
Water & sewer revenue: 0.11%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,124,270
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	2,847,483
Evansville Waterworks District Series A (BAM Insured)	5.00	7-1-2047	2,250,000	2,255,013
				8,226,766
				167,229,150
Iowa: 0.06%
GO revenue: 0.04%
City of Cedar Rapids Series A	4.00	6-1-2048	3,630,000	3,240,684
Housing revenue: 0.02%
City of Altoona Series C	5.00	6-1-2031	1,805,000	1,832,394
				5,073,078
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 25

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Kansas: 0.25%
GO revenue: 0.07%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00%	10-1-2043	$3,000,000	$2,759,572
Wyandotte County Unified School District No. 203 Piper Series A (AG Insured)	5.25	9-1-2052	2,500,000	2,558,897
				5,318,469
Tax revenue: 0.18%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	27,185,000	14,418,592
				19,737,061
Kentucky: 0.93%
Education revenue: 0.06%
County of Boyle Centre College of Kentucky Series A	5.25	6-1-2049	2,550,000	2,572,606
Kentucky Bond Development Corp. Centre College	4.00	6-1-2046	800,000	682,493
Kentucky Bond Development Corp. Centre College	4.00	6-1-2051	1,250,000	1,020,126
				4,275,225
Health revenue: 0.27%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,039,988
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2041	5,000,000	5,020,865
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2046	2,070,000	2,052,591
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2028	5,140,000	4,499,631
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2040	3,300,000	3,407,522
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2041	3,000,000	3,068,773
				21,089,370
Housing revenue: 0.17%
Fayette County School District Finance Corp. Series A	4.00	5-1-2038	5,600,000	5,275,839
Kentucky Bond Corp. Series D	4.50	2-1-2052	2,355,000	2,159,507
Kentucky State Property & Building Commission Project No. 124 Series A (AG Insured)	5.00	11-1-2039	6,000,000	6,231,953
				13,667,299
Industrial development revenue: 0.05%
County of Trimble Kentucky Utilities Co. AMTøø	4.70	6-1-2054	4,000,000	4,036,321
Miscellaneous revenue: 0.03%
Kentucky State University COP (BAM Insured)	4.00	11-1-2046	640,000	575,927
Kentucky State University COP (BAM Insured)	4.00	11-1-2051	1,000,000	863,539
Kentucky State University COP (BAM Insured)	4.00	11-1-2056	1,000,000	847,734
				2,287,200
The accompanying notes are an integral part of these financial statements.
26 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.12%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00%	7-1-2030	$2,000,000	$1,575,112
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	2,039,432
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,712,476
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.40	7-1-2033	1,000,000	1,157,788
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.45	7-1-2034	2,505,000	2,890,655
				9,375,463
Utilities revenue: 0.23%
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	17,250,000	18,429,809
				73,160,687
Louisiana: 1.56%
Airport revenue: 0.10%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2036	1,750,000	1,791,242
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2037	1,750,000	1,783,939
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AG Insured)	5.00	1-1-2038	1,500,000	1,524,221
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,123,136
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2040	2,000,000	2,024,570
				8,247,108
GO revenue: 0.02%
City of New Orleans Series A	5.00	12-1-2046	2,000,000	1,970,753
Industrial development revenue: 0.30%
Louisiana Offshore Terminal Authority Loop LLC Series 2013Cøø	4.20	9-1-2034	5,200,000	5,238,287
Louisiana Offshore Terminal Authority Loop LLC Series Aøø	4.20	9-1-2033	15,000,000	15,112,396
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	3,000,000	2,993,313
				23,343,996
Miscellaneous revenue: 0.02%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,645,000	1,417,784
Tax revenue: 0.62%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	10,174,706
Ernest N Morial New Orleans Exhibition Hall Authority	5.50	7-15-2053	5,000,000	5,161,651
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	20,291,904
State of Louisiana Gasoline & Fuels Tax Revenue Series A-1 (Toronto-Dominion Bank LOC)ø	3.95	5-1-2043	13,415,000	13,415,000
				49,043,261
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 27

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.27%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50%	9-1-2054	$11,020,000	$11,217,877
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2059	10,000,000	10,149,746
				21,367,623
Utilities revenue: 0.08%
City of Lafayette Utilities Revenue Electric Projects (AG Insured)	5.00	11-1-2049	6,000,000	6,063,826
Water & sewer revenue: 0.15%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	1,002,784
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,480,264
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2038	350,000	344,305
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2039	400,000	389,228
City of New Orleans Sewerage Service Revenue Series B (AG Insured)	4.00	6-1-2040	350,000	336,028
City of Shreveport Water & Sewer Revenue Series B (AG Insured)	4.00	12-1-2036	730,000	715,687
City of Shreveport Water & Sewer Revenue Series B (AG Insured)	4.00	12-1-2044	1,000,000	876,744
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	5,631,700
Greater Ouachita Water Co. (BAM Insured)	4.50	9-1-2053	1,150,000	1,044,806
				11,821,546
				123,275,897
Maine: 0.13%
Health revenue: 0.13%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2040	1,700,000	1,601,808
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2045	4,500,000	3,920,482
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,499,997
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,649,636
Maine Health & Higher Educational Facilities Authority Series A (AG Insured)	4.00	7-1-2046	500,000	447,230
Maine Health & Higher Educational Facilities Authority Series A (AG Insured)	4.00	7-1-2050	1,000,000	879,123
				9,998,276
Maryland: 0.28%
Education revenue: 0.00%
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	100,000	100,058
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	200,065
				300,123
Health revenue: 0.07%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,411,429
The accompanying notes are an integral part of these financial statements.
28 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00%	7-1-2045	$745,000	$645,392
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	704,884
				5,761,705
Housing revenue: 0.14%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	8,000,000	8,020,817
Maryland Stadium Authority Series A	5.00	9-1-2037	3,000,000	3,264,001
				11,284,818
Tax revenue: 0.03%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	2,500,000	2,010,342
Transportation revenue: 0.03%
Maryland State Transportation Authority Facilities Projects	4.00	7-1-2050	2,190,000	1,924,428
Water & sewer revenue: 0.01%
City of Baltimore Water Utility Fund Series A	4.00	7-1-2039	500,000	484,463
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	480,993
				965,456
				22,246,872
Massachusetts: 2.98%
Airport revenue: 0.10%
Massachusetts Port Authority Series A AMT	5.00	7-1-2039	4,005,000	4,171,030
Massachusetts Port Authority Series A AMT	5.00	7-1-2042	2,000,000	2,043,166
Massachusetts Port Authority Series E AMT	5.00	7-1-2046	1,975,000	1,979,607
				8,193,803
Education revenue: 0.24%
Collegiate Charter School of Lowell	5.00	6-15-2039	1,000,000	988,134
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,629,141
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	1,875,376
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,155,448
Massachusetts Development Finance Agency Suffolk University	4.00	7-1-2051	1,000,000	787,053
Massachusetts Development Finance Agency Suffolk University	6.00	7-1-2050	2,750,000	2,891,045
Massachusetts Educational Financing Authority Series B AMT	4.25	7-1-2032	1,800,000	1,795,795
University of Massachusetts Building Authority Series 1	5.00	11-1-2036	1,590,000	1,595,140
				18,717,132
GO revenue: 1.13%
City of Revere	4.00	8-1-2047	4,000,000	3,588,515
Commonwealth of Massachusetts	4.00	5-1-2045	20,000,000	18,257,890
Commonwealth of Massachusetts Series A	5.00	5-1-2053	13,000,000	13,238,490
Commonwealth of Massachusetts Series A	5.00	1-1-2054	13,500,000	13,753,495
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 29

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Commonwealth of Massachusetts Series D	5.00%	10-1-2053	$13,540,000	$13,799,165
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	15,575,961
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,801,398
Commonwealth of Massachusetts Series F	5.00	11-1-2041	5,000,000	5,067,741
Town of Tyngsborough	4.00	10-15-2048	4,275,000	3,841,981
				88,924,636
Health revenue: 0.71%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	4,950,000	4,836,841
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	6,000,000	5,756,122
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series E	5.00	7-1-2035	5,115,000	5,124,240
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series E	5.00	7-1-2036	2,750,000	2,753,738
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	7,805,000	7,728,373
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	3,000,179
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2040	1,000,000	944,327
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,107,488
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	15,000,000	15,011,155
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	5,991,291
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	4.00	10-1-2045	3,835,000	3,320,459
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	1.92	7-1-2040	745,000	745,000
				56,319,213
Miscellaneous revenue: 0.12%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00	7-1-2052	9,450,000	9,621,108
Tax revenue: 0.68%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,510,522
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2048	11,510,000	11,570,176
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2049	16,500,000	16,600,086
Commonwealth of Massachusetts Transportation Fund Revenue Series B	5.00	6-1-2051	10,000,000	10,183,965
The accompanying notes are an integral part of these financial statements.
30 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.00%	7-1-2040	$6,920,000	$6,627,466
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,000,079
				53,492,294
				235,268,186
Michigan: 1.96%
Airport revenue: 0.11%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,147,871
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00	12-1-2046	1,400,000	1,391,824
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2029	6,000,000	6,014,135
				8,553,830
Education revenue: 0.08%
Michigan Finance Authority Bradford Academy	4.30	9-1-2030	830,000	776,495
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	1,205,000	988,190
Michigan Finance Authority Bradford Academy	5.00	9-1-2050	4,530,000	3,462,793
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	972,500	972,905
				6,200,383
GO revenue: 0.07%
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2049	2,250,000	2,297,498
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2054	3,000,000	3,032,109
				5,329,607
Health revenue: 0.20%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	597,800
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	920,000	892,601
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	3,980,321
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	3,000,000	2,612,737
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016MI	5.00	12-1-2034	8,055,000	8,143,883
				16,227,342
Housing revenue: 0.58%
Michigan Municipal Bond Authority Series C (Ambac Insured)	4.75	5-1-2027	2,355,000	2,385,709
Michigan State Building Authority Series Iø	2.02	4-15-2059	28,280,000	28,280,000
Michigan State Building Authority Series I	5.00	4-15-2041	14,295,000	14,418,174
Michigan State Housing Development Authority Series D (FHLB SPA)ø	1.90	6-1-2030	720,000	720,000
				45,803,883
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 31

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.40%
Michigan Finance Authority County of Wayne	4.00%	11-1-2048	$6,000,000	$5,161,786
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	7,895,000	7,899,356
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	18,345,000	18,347,895
				31,409,037
Tax revenue: 0.01%
State of Michigan Trunk Line Revenue Series A	4.00	11-15-2046	610,000	550,374
Utilities revenue: 0.12%
Lansing Board of Water & Light Series A	5.25	7-1-2054	9,600,000	9,977,337
Water & sewer revenue: 0.39%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	6,903,000	6,970,400
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	11,000,000	11,040,394
Great Lakes Water Authority Water Supply System Revenue Series D (AG Insured)	4.00	7-1-2033	11,000,000	11,055,940
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2035	2,000,000	2,002,947
				31,069,681
				155,121,474
Minnesota: 0.52%
Education revenue: 0.01%
City of Minneapolis University Gateway Corp. (Wells Fargo Bank SPA)ø	1.92	12-1-2040	700,000	700,000
GO revenue: 0.04%
County of Hennepin Series A	5.00	12-1-2037	1,000,000	1,030,441
County of Hennepin Series B (TD Bank N.A. SPA)ø	1.85	12-1-2038	1,500,000	1,500,000
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	229,019
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	243,832
				3,003,292
Health revenue: 0.39%
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	1,910,333
City of Rochester Mayo Clinicø	1.95	11-15-2047	4,050,000	4,050,000
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	13,650,000	13,617,006
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2048	1,500,000	1,498,080
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	10,000,000	10,157,840
				31,233,259
The accompanying notes are an integral part of these financial statements.
32 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.03%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30%	8-1-2026	$2,000,000	$2,002,430
Utilities revenue: 0.05%
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2042	3,895,000	3,969,704
				40,908,685
Mississippi: 0.12%
Miscellaneous revenue: 0.08%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AG Insured)	5.00	9-1-2030	5,460,000	5,466,297
Mississippi Development Bank Lamar County School District	5.25	6-1-2045	1,075,000	1,109,996
				6,576,293
Tobacco revenue: 0.04%
State of Mississippi ABC Revenues	5.00	10-1-2049	3,000,000	3,049,329
				9,625,622
Missouri: 0.49%
GO revenue: 0.11%
Liberty Public School District No. 53	4.00	3-1-2043	4,050,000	3,726,040
St. Louis School District	4.00	4-1-2030	4,840,000	4,880,193
				8,606,233
Miscellaneous revenue: 0.32%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2037	3,000,000	3,056,538
Kansas City IDA Airport Revenue Series B AMT (AG Insured)	5.00	3-1-2049	23,075,000	22,830,250
				25,886,788
Water & sewer revenue: 0.06%
City of Kansas City Water Revenue Series A	5.00	12-1-2048	4,500,000	4,632,573
				39,125,594
Nebraska: 0.78%
Health revenue: 0.01%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2040	1,150,000	1,068,253
Utilities revenue: 0.77%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	19,810,000	19,823,126
Central Plains Energy Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,430,033
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	32,355,000	34,246,007
				60,499,166
				61,567,419
Nevada: 1.48%
GO revenue: 1.27%
City of Henderson Series A-1	4.00	6-1-2045	4,610,000	4,176,009
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	4,000,537
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 33

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Henderson Series B-1	4.00%	6-1-2040	$3,340,000	$3,255,448
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,326,046
Clark County School District Series A (AG Insured)	4.00	6-15-2035	9,585,000	9,606,189
Clark County School District Series A (AG Insured)	4.00	6-15-2036	850,000	854,259
Clark County School District Series A (AG Insured)	4.00	6-15-2037	900,000	896,490
Clark County School District Series A (AG Insured)	4.00	6-15-2038	850,000	834,744
Clark County School District Series A (AG Insured)	4.00	6-15-2039	1,000,000	968,394
Clark County School District Series A (AG Insured)	5.00	6-15-2032	900,000	978,966
Clark County School District Series A (AG Insured)	5.00	6-15-2033	825,000	892,078
Clark County School District Series A (AG Insured)	5.00	6-15-2034	950,000	1,021,778
Clark County School District Series A (AG Insured)	5.00	6-15-2035	1,000,000	1,067,183
County of Clark Series A	5.00	6-1-2043	9,360,000	9,466,375
County of Clark Series A	5.00	5-1-2048	50,215,000	50,293,350
County of Clark Series C	4.00	7-1-2032	6,000,000	6,057,268
Las Vegas Valley Water District Series A	4.00	6-1-2034	4,600,000	4,748,630
				100,443,744
Industrial development revenue: 0.02%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	1,093,457
Resource recovery revenue: 0.03%
State of Nevada Department of Business & Industry Republic Services, Inc. Series 2001-REMK AMT144Aø	3.95	12-1-2026	2,500,000	2,500,498
Tax revenue: 0.16%
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00	7-1-2043	4,500,000	4,155,410
Las Vegas Convention & Visitors Authority Clark County Combined Room Tax Revenue Series B	4.00	7-1-2049	10,000,000	8,534,207
				12,689,617
				116,727,316
New Hampshire: 0.49%
Education revenue: 0.28%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	10,242,886
New Hampshire HEFA Act University System	5.00	7-1-2040	6,000,000	6,001,764
New Hampshire HEFA Act University System (BAM Insured)	5.25	7-1-2048	5,860,000	6,092,150
				22,336,800
Health revenue: 0.10%
New Hampshire HEFA Act Concord Hospital Obligated Group	5.00	10-1-2047	5,000,000	4,926,406
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	5.00	8-1-2036	2,660,000	2,706,791
				7,633,197
Housing revenue: 0.08%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	5,948,091	5,881,134
The accompanying notes are an integral part of these financial statements.
34 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.03%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50%	10-1-2033	$2,560,000	$2,620,473
				38,471,604
New Jersey: 1.55%
Airport revenue: 0.02%
South Jersey Port Corp. Series S-1	5.00	1-1-2039	1,350,000	1,352,310
Education revenue: 0.01%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2047	750,000	654,913
GO revenue: 0.18%
City of Newark Series A	5.00	7-15-2025	5,000,000	5,003,333
City of Newark Series A	5.00	7-15-2026	2,205,000	2,208,363
City of Newark Series A	5.00	7-15-2027	6,035,000	6,044,205
City of Newark Series B	5.00	7-15-2025	385,000	385,257
City of Newark Series B	5.00	7-15-2026	395,000	395,602
City of Newark Series B	5.00	7-15-2027	405,000	405,618
				14,442,378
Health revenue: 0.00%
New Jersey Health Care Facilities Financing Authority AHS Hospital Corp. Series B (Bank of America N.A. LOC)ø	2.60	7-1-2036	100,000	100,000
Housing revenue: 0.98%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	12,335,000	12,963,862
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,540,139
New Jersey EDA Portal North Bridge Project Series A	5.00	11-1-2038	5,000,000	5,236,791
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	3,000,000	3,125,852
New Jersey TTFA Series A¤	0.00	12-15-2026	1,150,000	1,101,423
New Jersey TTFA Series A¤	0.00	12-15-2028	10,100,000	9,066,324
New Jersey TTFA Series A¤	0.00	12-15-2029	11,875,000	10,279,955
New Jersey TTFA Series A¤	0.00	12-15-2030	8,000,000	6,662,352
New Jersey TTFA Series A¤	0.00	12-15-2031	4,500,000	3,598,280
New Jersey TTFA Series A CAB¤	0.00	12-15-2039	10,000,000	5,178,386
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,102,028
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,561,884
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	9,210,000	9,226,862
				77,644,138
Industrial development revenue: 0.06%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	5,110,000	5,111,731
Miscellaneous revenue: 0.16%
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,231,097
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,078,511
				12,309,608
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 35

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.04%
New Jersey TTFA Series AA	5.00%	6-15-2039	$3,000,000	$3,099,371
Transportation revenue: 0.10%
South Jersey Transportation Authority Series A	5.00	11-1-2041	1,000,000	1,022,146
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,500,000	1,533,518
Tender Option Bond Trust Receipts/Certificates Series XX1405 (Barclays Bank plc LIQ)144Aø	3.93	1-1-2055	5,035,000	5,035,000
				7,590,664
				122,305,113
New Mexico: 0.14%
Industrial development revenue: 0.14%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	5,000,000	4,584,601
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	6,416,155
				11,000,756
New York: 11.86%
Airport revenue: 1.90%
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2044	1,000,000	1,041,342
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2045	1,250,000	1,295,845
Build NYC Resource Corp. Transportation Infrastructure Purpose Obligated Group AMT	5.50	7-1-2050	5,500,000	5,623,491
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	6,250,000	6,423,422
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,263,261
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,050,003
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	3,000,000	3,049,869
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	13,000,000	13,126,113
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,329,649
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2039	700,000	626,535
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	795,542
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	1,000,000	1,052,550
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	713,340
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,613,140
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,836,746
The accompanying notes are an integral part of these financial statements.
36 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00%	12-1-2037	$1,750,000	$1,825,084
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	17,000,000	17,125,545
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	3,000,000	3,019,346
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	18,000,000	17,997,518
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	6,500,000	6,714,451
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2049	5,000,000	4,921,402
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2054	5,000,000	4,844,099
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2041	3,250,000	3,250,093
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	10,435,000	10,102,831
Port Authority of New York & New Jersey Series 193rd AMT	5.00	10-15-2028	1,760,000	1,764,769
Port Authority of New York & New Jersey Series 205th	5.25	11-15-2039	16,580,000	17,016,983
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	7,000,000	6,392,851
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,014,054
Port Authority of New York & New Jersey Series 218 AMT	4.00	11-1-2041	2,275,000	2,095,923
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,342,255
				150,268,052
Education revenue: 0.77%
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	7,102,177
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.75	4-15-2043	2,000,000	2,033,220
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.75	4-15-2043	3,290,000	3,344,647
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2040	3,400,000	3,151,557
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2041	3,450,000	3,158,966
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2044	1,025,000	911,953
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	5,000,000	3,628,816
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	8,790,078
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	6,085,000	6,079,673
Monroe County Industrial Development Corp. University of Rochester Series A	5.00	7-1-2053	7,000,000	7,047,631
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,096,981
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	840,018
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	3,000,000	2,994,469
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	346,089
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,285,695
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 37

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
New York State Dormitory Authority St. John’s University Series A	4.00%	7-1-2048	$2,000,000	$1,678,017
Tender Option Bond Trust Receipts/Certificates Series XM1250 (Royal Bank of Canada LIQ)144Aø	1.94	12-1-2032	4,060,000	4,060,000
				60,549,987
GO revenue: 1.99%
City of New York Series A-1	5.25	9-1-2042	8,750,000	9,211,491
City of New York Series A-1	5.25	9-1-2043	21,165,000	22,163,567
City of New York Series A6 (JPMorgan Chase Bank N.A. SPA)ø	4.02	8-1-2044	13,670,000	13,670,000
City of New York Series B-1	5.00	10-1-2038	2,650,000	2,753,292
City of New York Series C	4.00	8-1-2039	3,000,000	2,897,925
City of New York Series C	5.25	3-1-2053	37,500,000	38,773,331
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,344,546
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,050,633
City of New York Series D-3 (State Street Bank & Trust Co. SPA)ø	4.05	5-1-2052	10,000,000	10,000,000
City of New York Series E1	5.25	4-1-2047	10,000,000	10,334,405
City of New York Series E-1	5.00	3-1-2039	8,800,000	8,973,458
City of New York Series F-1	5.00	3-1-2043	4,000,000	4,104,406
City of New York Series F-1	5.00	3-1-2050	6,500,000	6,595,724
City of New York Series G-2 (Bank of America N.A. SPA)ø	4.05	2-1-2055	10,000,000	10,000,000
City of Yonkers Series C (AG Insured)	5.00	3-15-2036	2,000,000	2,189,167
City of Yonkers Series C (AG Insured)	5.00	3-15-2037	1,100,000	1,194,122
City of Yonkers Series C (AG Insured)	5.00	3-15-2038	1,140,000	1,227,118
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	899,438
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	785,509
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,039,024
Village of Valley Stream Series A BAN	5.13	5-8-2026	3,000,000	3,014,727
				157,221,883
Health revenue: 0.41%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	2.00	7-1-2048	9,925,000	9,925,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	9,615,000	9,178,340
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	9,965,000	9,326,170
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	9-1-2038	2,890,000	2,715,552
Westchester County Local Development Corp. Health Care Corp. Obligated Group (AG Insured)	5.25	11-1-2034	1,000,000	1,107,015
				32,252,077
Housing revenue: 0.42%
New York City Transitional Finance Authority Building Aid Revenue Series S-2	5.00	7-15-2041	13,805,000	13,806,628
New York City Transitional Finance Authority Building Aid Revenue Series S-3A	4.00	7-15-2038	8,500,000	8,315,134
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2034	5,000	5,355
The accompanying notes are an integral part of these financial statements.
38 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
New York State Thruway Authority Personal Income Tax Revenue Series A-1	4.00%	3-15-2044	$5,000,000	$4,518,195
Yonkers Industrial Development Agency New Community School Project	5.00	5-1-2047	5,000,000	5,100,865
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,647,674
				33,393,851
Industrial development revenue: 0.63%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	911,745
New York State Energy Research & Development Authority Rochester Gas & Electric Corp. Series B%%	3.80	8-1-2032	5,000,000	5,036,880
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,838,194
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2032	12,000,000	12,221,379
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	5,005,000	5,073,274
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	20,329,028
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	3,000,000	2,983,631
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,515,000	1,276,699
				49,670,830
Miscellaneous revenue: 0.72%
Hudson Yards Infrastructure Corp. Series A (AG Insured)	4.00	2-15-2047	8,000,000	7,066,750
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2031	1,000,000	1,092,263
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00	2-15-2043	4,500,000	4,117,818
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2034	1,745,000	1,829,389
New York State Dormitory Authority Series A (AG Insured)	5.00	10-1-2035	1,000,000	1,043,962
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	3,000,000	3,063,508
Tender Option Bond Trust Receipts/Certificates Series 2025- XL0583 (JPMorgan Chase Bank N.A. LIQ)144Aø	4.10	12-1-2032	10,870,000	10,870,000
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	15,258,430
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,137,830
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C-1A	4.00	5-15-2042	2,250,000	2,080,508
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	2,650,000	2,293,809
				56,854,267
Tax revenue: 2.76%
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2041	3,750,000	3,858,888
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 39

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00%	3-15-2042	$4,075,000	$4,171,194
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	7,416,508
Empire State Development Corp. Personal Income Tax Revenue Series C	5.00	3-15-2047	8,000,000	8,088,838
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	8,040,000	7,330,034
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2046	5,670,000	5,023,666
New York City Transitional Finance Authority Building Aid Revenue Series S-1	5.00	7-15-2040	3,155,000	3,155,372
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	1,900,000	1,765,295
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,173,171
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00	8-1-2037	12,140,000	12,429,226
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2041	5,580,000	5,119,990
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	4,671,516
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	10,000,000	9,189,331
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2043	2,335,000	2,113,034
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	9,549,489
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.50	11-1-2045	21,670,000	22,929,954
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2038	4,000,000	3,902,395
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	5-1-2042	2,390,000	2,405,080
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2044	5,770,000	6,179,471
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2047	7,040,000	7,447,765
New York City Transitional Finance Authority Future Tax Secured Revenue Series D	5.00	5-1-2049	3,900,000	3,976,989
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	2-1-2049	7,695,000	7,836,838
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2034	3,790,000	3,854,361
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	6,820,762
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.25	3-15-2052	4,500,000	4,652,385
The accompanying notes are an integral part of these financial statements.
40 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00%	2-15-2039	$5,000,000	$4,862,507
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00	2-15-2048	12,500,000	12,512,871
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	5,557,156
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,438,771
New York State Dormitory Authority Sales Tax Revenue Series A	5.00	3-15-2054	5,000,000	5,051,409
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00	3-15-2048	10,000,000	10,159,295
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0558 (UBS AG LIQ)144Aø	4.00	3-15-2055	10,605,000	10,605,000
Tender Option Bond Trust Receipts/Certificates Series XF1942 (Bank of America N.A. LIQ)144Aø	1.95	11-1-2045	3,520,000	3,520,000
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2064	4,000,000	4,122,697
				217,891,258
Transportation revenue: 0.78%
Metropolitan Transportation Authority Series A	5.25	11-15-2049	10,000,000	10,214,869
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	12,640,000	13,155,474
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,500,610
Metropolitan Transportation Authority Series C (AG Insured)	5.00	11-15-2041	9,700,000	9,927,494
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,059,648
Metropolitan Transportation Authority Series C-1	5.00	11-15-2035	2,000,000	2,002,460
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2044	3,975,000	3,995,554
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,047,121
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2049	7,750,000	7,840,296
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,164,289
				61,907,815
Utilities revenue: 0.08%
Utility Debt Securitization Authority	5.00	12-15-2037	3,780,000	3,796,952
Utility Debt Securitization Authority	5.00	12-15-2040	2,870,000	2,926,115
				6,723,067
Water & sewer revenue: 1.40%
New York City Municipal Water Finance Authority Series BB-1	5.25	6-15-2054	7,000,000	7,222,031
New York City Municipal Water Finance Authority Water & Sewer System Series AA	5.25	6-15-2053	5,000,000	5,201,615
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	5,250,000	5,405,454
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00	6-15-2049	12,240,000	12,315,356
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.25	6-15-2054	11,005,000	11,419,277
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25	6-15-2047	24,940,000	25,537,453
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 41

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00%	6-15-2048	$3,000,000	$3,013,556
New York City Municipal Water Finance Authority Water & Sewer System Series EE-2 (State Street Bank & Trust Co. LIQ)ø	3.60	6-15-2045	3,000,000	3,000,000
New York State Environmental Facilities Corp. Revolving Fund Series A	5.00	6-15-2045	26,855,000	26,884,591
New York State Environmental Facilities Corp. Revolving Fund Series B	5.00	6-15-2048	10,035,000	10,094,587
Western Nassau County Water Authority Series A	4.00	4-1-2046	1,100,000	973,505
				111,067,425
				937,800,512
North Carolina: 0.63%
Airport revenue: 0.04%
Raleigh Durham Airport Authority Series A AMT	5.00	5-1-2035	3,400,000	3,537,990
Education revenue: 0.03%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	465,940
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00	1-1-2033	1,000,000	1,018,074
University of North Carolina at Asheville	5.00	6-1-2042	625,000	631,336
				2,115,350
Health revenue: 0.32%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00	1-15-2036	500,000	523,434
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series E (Royal Bank of Canada LOC)ø	3.85	1-15-2042	17,000,000	17,000,000
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	2,500,000	2,505,245
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group	5.00	11-1-2031	1,500,000	1,519,766
North Carolina Medical Care Commission FirstHealth of the Carolinas, Inc. Series D (Truist Bank LOC)ø	3.95	10-1-2032	1,640,000	1,640,000
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00	9-1-2051	1,100,000	843,808
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,493,105
				25,525,358
Housing revenue: 0.04%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	2,250,000	2,250,145
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.55	7-1-2044	1,000,000	966,246
				3,216,391
The accompanying notes are an integral part of these financial statements.
42 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.01%
City of Charlotte Series C COP	5.00%	6-1-2030	$1,000,000	$1,001,425
Transportation revenue: 0.16%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00	6-30-2028	1,275,000	1,276,475
North Carolina Turnpike Authority (AG Insured)	5.00	1-1-2049	4,500,000	4,502,152
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	500,565
North Carolina Turnpike Authority Series A (AG Insured)	5.00	1-1-2054	6,000,000	6,020,774
				12,299,966
Water & sewer revenue: 0.03%
City of Mebane Combined Utilities Revenue	4.00	8-1-2049	2,675,000	2,348,055
				50,044,535
North Dakota: 0.35%
Housing revenue: 0.19%
Tender Option Bond Trust Receipts/Certificates Series XG0619 (Morgan Stanley LIQ)144Aø	1.95	7-1-2045	15,000,000	15,000,000
Miscellaneous revenue: 0.11%
University of North Dakota Series A COP	5.00	4-1-2057	9,000,000	9,006,132
Water & sewer revenue: 0.05%
North Dakota PFA Series A	5.00	10-1-2038	3,780,000	3,873,412
				27,879,544
Ohio: 1.40%
Airport revenue: 0.08%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	6,000,000	6,100,933
Education revenue: 0.15%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	597,225
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2040	720,000	606,841
Ohio Higher Educational Facility Commission Kenyon College	5.00	7-1-2037	3,100,000	3,331,471
Tender Option Bond Trust Receipts/Certificates Series 2024- MS0027 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144Aø	2.12	1-15-2031	4,625,000	4,625,000
University of Akron Series A	5.00	1-1-2038	3,000,000	2,997,305
				12,157,842
GO revenue: 0.12%
State of Ohio Series A	5.00	2-1-2036	4,265,000	4,298,312
Tender Option Bond Trust Receipts/Certificates Series 2025- XM1208 (Royal Bank of Canada LIQ)144Aø	1.95	12-1-2030	5,200,000	5,200,000
				9,498,312
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 43

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.57%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00%	8-1-2041	$4,830,000	$4,345,051
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,476,163
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	4,710,164
County of Franklin OhioHealth Obligated Group Series A	4.00	5-15-2047	1,000,000	886,854
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,055,731
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	5,000,000	4,908,946
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,414,389
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	7,229,902
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	4,250,000	4,092,213
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,743,768
State of Ohio Children’s Hospital Medical Center of Akron Obligated Group Series A	5.25	8-15-2048	5,000,000	5,227,798
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0507 (Royal Bank of Canada LIQ)144Aø	1.95	11-15-2041	2,800,000	2,800,000
				44,890,979
Housing revenue: 0.37%
Ohio Water Development Authority	5.00	12-1-2035	5,390,000	5,469,831
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,026,039
RiverSouth Authority Series A	5.75	12-1-2027	1,570,000	1,570,455
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2026	2,030,000	2,032,303
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2028	1,610,000	1,611,580
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2030	2,250,000	2,251,808
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2035	12,000,000	12,005,581
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2039	2,500,000	2,467,501
				29,435,098
Tax revenue: 0.06%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,010,224
Transportation revenue: 0.02%
Summit County Development Finance Authority University of Akron Parking Project	5.50	12-1-2043	1,700,000	1,760,167
Utilities revenue: 0.03%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	2,021,111
				110,874,666
Oklahoma: 0.77%
Airport revenue: 0.36%
Oklahoma City Airport Trust AMT	5.00	7-1-2043	9,000,000	8,974,381
Oklahoma City Airport Trust AMT	5.00	7-1-2047	11,500,000	11,348,358
The accompanying notes are an integral part of these financial statements.
44 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.00%	6-1-2043	$4,485,000	$4,435,538
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.25	6-1-2048	3,770,000	3,784,547
				28,542,824
Education revenue: 0.01%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	6.00	6-15-2044	1,000,000	952,521
Health revenue: 0.08%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2032	2,365,000	2,365,673
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	2.56	8-15-2031	3,000,000	3,000,000
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	2.50	8-15-2031	1,385,000	1,385,000
				6,750,673
Housing revenue: 0.29%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2030	2,000,000	2,034,408
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2031	1,145,000	1,164,830
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,458,455
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,527,892
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	3,980,442
Oklahoma Development Finance Authority State University Series A	5.25	6-1-2037	4,535,000	4,913,506
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	900,841
				22,980,374
Transportation revenue: 0.03%
Oklahoma Turnpike Authority Series A	5.00	1-1-2042	1,000,000	1,011,069
Oklahoma Turnpike Authority Series B%%	5.00	1-1-2042	1,000,000	1,037,796
				2,048,865
				61,275,257
Oregon: 1.52%
Airport revenue: 1.04%
Port of Portland Airport Revenue Series 24B AMT	5.00	7-1-2034	1,905,000	1,925,872
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2049	48,000,000	48,906,480
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	31,000,000	31,558,093
				82,390,445
GO revenue: 0.03%
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2044	2,500,000	955,331
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2051	5,000,000	1,257,851
				2,213,182
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 45

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.37%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25%	8-1-2054	$4,500,000	$4,361,265
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	489,057
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25	11-15-2050	500,000	458,895
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38	11-15-2055	1,000,000	917,312
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	4,390,000	4,354,633
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AG Insured)	4.00	8-15-2045	13,650,000	12,032,714
Oregon Health & Science University Obligated Group Series A	4.00	7-1-2044	2,000,000	1,842,763
Salem Hospital Facility Authority Health Obligated Group Series A	5.00	5-15-2046	5,000,000	4,970,077
				29,426,716
Utilities revenue: 0.08%
City of Eugene Electric Utility System Revenue	5.00	8-1-2049	4,500,000	4,603,042
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,159,038
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	708,585
				6,470,665
				120,501,008
Pennsylvania: 6.56%
Airport revenue: 0.46%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	10,354,482
Allegheny County Airport Authority Series A AMT (AG Insured)	4.00	1-1-2046	2,000,000	1,737,313
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2029	1,000,000	1,026,639
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2031	750,000	765,816
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	7,860,000	7,837,340
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2047	9,950,000	9,767,192
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2037	1,695,000	1,634,321
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2038	1,260,000	1,194,161
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2039	1,830,000	1,717,997
				36,035,261
Education revenue: 0.29%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	1,690,000	1,724,486
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2045	2,500,000	2,349,114
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	920,845
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2032	3,000,000	3,166,472
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2034	3,000,000	3,114,699
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2046	4,885,000	4,922,276
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2043	2,500,000	2,369,992
The accompanying notes are an integral part of these financial statements.
46 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Philadelphia IDA St. Joseph’s University Series C	4.00%	11-1-2038	$1,000,000	$922,590
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	1,250,000	1,204,722
State Public School Building Authority Community College Of Philadelphia Series A (BAM Insured)	5.00	6-15-2026	2,000,000	2,002,121
				22,697,317
GO revenue: 0.63%
City of Philadelphia Series A	5.25	8-1-2044	2,500,000	2,650,976
Cumberland Valley School District Series A (AG Insured)	5.00	11-15-2044	1,275,000	1,308,216
Cumberland Valley School District Series A (AG Insured)	5.00	11-15-2047	3,600,000	3,653,125
Interboro School District (AG Insured)	5.50	8-15-2063	1,580,000	1,639,531
North Pocono School District Series A (AG Insured)	4.00	9-15-2029	2,170,000	2,233,757
North Pocono School District Series A (AG Insured)	4.00	9-15-2032	1,750,000	1,781,458
School District of Philadelphia Series A	4.00	9-1-2037	2,365,000	2,304,751
School District of Philadelphia Series A	4.00	9-1-2038	1,700,000	1,613,765
School District of Philadelphia Series A	5.00	9-1-2044	4,140,000	4,145,188
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	5,500,000	5,228,466
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	7,000,000	6,564,453
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,893,483
State College Area School District	5.00	3-15-2040	5,000,000	5,000,320
West Mifflin School District (AG Insured)	5.00	4-1-2026	1,200,000	1,217,551
West Mifflin School District (AG Insured)	5.00	4-1-2027	1,000,000	1,026,320
Williamsport Area School District (AG Insured)	4.00	3-1-2032	1,440,000	1,440,165
Williamsport Area School District (AG Insured)	4.00	3-1-2033	1,490,000	1,490,152
Williamsport Area School District (AG Insured)	4.00	3-1-2034	1,555,000	1,555,106
Williamsport Area School District (AG Insured)	4.00	3-1-2035	1,205,000	1,205,053
				49,951,836
Health revenue: 2.09%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	5.00	4-1-2047	5,000,000	4,875,960
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	2.62	11-15-2047	10,000,000	9,886,380
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,089,723
Chester County HEFA Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	2,858,742
Geisinger Authority Kaiser Obligated Group Series A-1	4.00	2-15-2047	22,000,000	18,804,931
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group	5.00	7-1-2033	1,000,000	1,011,543
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2037	4,175,000	4,380,084
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	10,000,000	9,978,586
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2044	1,200,000	1,196,421
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2035	2,750,000	2,686,965
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 47

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00%	9-1-2038	$1,000,000	$950,667
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00	9-1-2031	4,100,000	4,375,636
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2043	3,085,000	3,093,333
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.00	8-15-2049	6,000,000	5,943,946
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.25	8-15-2053	10,000,000	10,249,566
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	1,250,000	1,252,090
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,512,336
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	5,425,718
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	3,587,008
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2036	1,000,000	1,062,686
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,243,339
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,620,192
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	6,500,000	5,684,119
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	7,000,000	6,935,820
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,013,388
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-1 (Bank of America N.A. LOC)ø	3.95	11-1-2061	28,325,000	28,325,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-1 (JPMorgan Chase Bank N.A. SPA)ø	4.00	7-1-2054	13,765,000	13,765,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-2 (JPMorgan Chase Bank N.A. SPA)ø	4.00	7-1-2054	3,000,000	3,000,000
Quakertown General Authority LifeQuest Obligated Group Series C	4.50	7-1-2027	315,000	309,550
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	956,294
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	578,245
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	700,000	729,336
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	575,292
				164,957,896
Housing revenue: 0.89%
Chester County School Authority Intermediate Unit (BAM Insured)	5.00	4-1-2041	1,745,000	1,825,784
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	604,886
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,430,079
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	6,000,000	6,183,395
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	6.00	6-30-2061	2,500,000	2,618,072
Pennsylvania Housing Finance Agency	4.45	10-1-2044	3,000,000	2,889,675
Pennsylvania Housing Finance Agency Series 142-A	5.00	10-1-2043	5,900,000	5,977,633
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,755,000	2,908,346
The accompanying notes are an integral part of these financial statements.
48 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
State Public School Building Authority School District of Philadelphia Series A	5.00%	6-1-2034	$1,915,000	$1,932,970
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2035	16,715,000	16,860,406
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2030	3,800,000	3,863,992
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2031	5,000,000	5,077,289
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,091,513
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2031	1,110,000	1,137,601
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,180,609
				70,582,250
Miscellaneous revenue: 0.05%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	2,635,000	2,885,483
Pennsylvania Finance Authority Hills Project Series B (NPFGC Insured)¤	0.00	12-1-2025	1,060,000	1,044,511
				3,929,994
Resource recovery revenue: 0.28%
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.80	6-1-2044	7,000,000	7,000,000
Pennsylvania EDFA Republic Services, Inc. Series A AMTøø	4.25	4-1-2034	10,000,000	10,001,775
Pennsylvania EDFA Waste Management Obligated Group AMTøø	4.10	8-1-2045	5,000,000	5,001,263
				22,003,038
Tax revenue: 0.07%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	783,768
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	2,000,000	2,021,095
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,109,482
				5,914,345
Tobacco revenue: 0.14%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	12,000,000	11,210,507
Transportation revenue: 1.41%
Delaware River Port Authority	5.00	1-1-2040	17,000,000	17,009,374
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	4.13	1-1-2044	1,140,000	1,046,345
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2032	2,110,000	2,321,848
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2033	2,455,000	2,668,282
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2039	1,500,000	1,539,559
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,035,801
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25	12-1-2048	5,145,000	5,202,475
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2040	1,000,000	1,048,658
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2041	3,000,000	3,106,052
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 49

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Pennsylvania Turnpike Commission Series 2nd	5.00%	12-1-2035	$9,900,000	$10,214,583
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	8,917,424
Pennsylvania Turnpike Commission Series A (AG Insured)	4.00	12-1-2049	8,095,000	7,155,313
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2041	9,345,000	9,357,175
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,754,644
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,682,644
Pennsylvania Turnpike Commission Series B	5.25	12-1-2052	8,250,000	8,479,635
Pennsylvania Turnpike Commission Series B-1	5.00	6-1-2028	1,450,000	1,506,520
Pennsylvania Turnpike Commission Series B-1	5.25	6-1-2047	9,960,000	10,021,095
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2027	1,260,000	1,311,933
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2031	5,000,000	5,176,691
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,207,859
Tender Option Bond Trust Receipts/Certificates Series XX1400 (Barclays Bank plc LIQ)144Aø	1.95	12-1-2054	1,000,000	1,000,000
				111,763,910
Utilities revenue: 0.06%
Philadelphia Gas Works Co. Series A (AG Insured)	4.00	8-1-2045	5,000,000	4,514,560
Water & sewer revenue: 0.19%
City of Philadelphia Water & Wastewater Revenue Series B	5.00	7-1-2033	8,000,000	8,009,470
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,266,474
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	4,888,954
				15,164,898
				518,725,812
Rhode Island: 0.29%
Airport revenue: 0.03%
Rhode Island Commerce Corp. Airport Corp.	5.00	7-1-2031	2,115,000	2,200,702
Education revenue: 0.02%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00	11-1-2046	1,855,000	1,863,169
Housing revenue: 0.01%
Providence Public Building Authority Capital Improvement Projects Series A (AG Insured)	5.25	9-15-2044	1,000,000	1,041,689
Miscellaneous revenue: 0.09%
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2042	2,000,000	2,108,242
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2043	2,335,000	2,453,886
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2044	2,100,000	2,200,679
				6,762,807
The accompanying notes are an integral part of these financial statements.
50 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.14%
Rhode Island Turnpike & Bridge Authority Series A	5.00%	10-1-2040	$10,640,000	$10,694,377
				22,562,744
South Carolina: 1.24%
Education revenue: 0.10%
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,190,339
Health revenue: 0.08%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	6,000,000	6,287,190
Housing revenue: 0.00%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.20	7-1-2028	236,000	236,000
Resource recovery revenue: 0.01%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	370,000	296,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,880,000	94,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.25	2-1-2045	2,750,000	137,500
				527,500
Utilities revenue: 1.05%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,113,973
Patriots Energy Group Financing Agency Series B-1øø	5.25	2-1-2054	10,000,000	10,735,781
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,409,946
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2049	17,500,000	17,597,930
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2054	18,000,000	18,013,156
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	33,247,428
				83,118,214
				98,359,243
South Dakota: 0.38%
GO revenue: 0.08%
County of Lincoln COP	5.00	12-1-2048	6,000,000	6,039,170
Health revenue: 0.25%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	9,806,712
South Dakota HEFA Avera Health Obligated Group Series A	5.25	7-1-2054	10,000,000	10,230,965
				20,037,677
Housing revenue: 0.05%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,564,149
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 51

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00%	4-1-2032	$1,010,000	$1,043,330
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,287,939
				3,895,418
				29,972,265
Tennessee: 2.03%
Airport revenue: 0.32%
Metropolitan Knoxville Airport Authority Series A	5.25	6-1-2049	4,250,000	4,410,027
Metropolitan Nashville Airport Authority Series B AMT	5.25	7-1-2047	15,750,000	15,933,431
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,103,673
				25,447,131
Health revenue: 0.47%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	8,500,000	8,547,068
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2046	4,000,000	3,922,713
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,727,256
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A (AG Insured)	5.00	6-1-2035	16,000,000	17,152,557
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.13	9-1-2036	4,230,000	4,230,000
				36,579,594
Miscellaneous revenue: 0.11%
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series A (AG Insured)	5.25	7-1-2048	4,000,000	4,148,385
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AG Insured)	5.00	7-1-2041	2,015,000	2,099,369
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AG Insured)	5.00	7-1-2043	2,515,000	2,582,409
				8,830,163
Utilities revenue: 1.13%
Tender Option Bond Trust Receipts/Certificates Series 2022- XM1024 (Morgan Stanley Bank LIQ)144Aø	2.06	5-1-2052	7,500,000	7,500,000
Tennergy Corp. Series Aøø	4.00	12-1-2051	29,050,000	29,213,517
Tennergy Corp. Series Aøø	5.50	10-1-2053	10,000,000	10,495,629
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	25,000,000	25,035,527
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	13,000,000	13,404,187
The accompanying notes are an integral part of these financial statements.
52 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennessee Energy Acquisition Corp. Series Aøø	5.00%	5-1-2052	$2,640,000	$2,781,212
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	1,100,000	1,116,783
				89,546,855
				160,403,743
Texas: 9.27%
Airport revenue: 0.38%
City of Austin Airport System Revenue AMT	5.00	11-15-2039	8,000,000	7,999,584
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	3,063,307
City of Austin Airport System Revenue AMT	5.00	11-15-2044	3,500,000	3,477,086
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,732,850
Dallas Fort Worth International Airport Series B	5.00	11-1-2050	8,000,000	8,071,977
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,397,864
				29,742,668
Education revenue: 0.62%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,000,000	994,356
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.88	6-15-2059	1,000,000	880,741
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2064	1,200,000	1,067,372
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	500,000	477,840
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00	8-15-2047	3,000,000	2,561,474
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00	8-15-2047	2,500,000	2,193,630
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.25	2-15-2045	4,225,000	4,363,503
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	2,000,000	2,006,289
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	6,000,000	6,020,446
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	6,750,000	6,774,017
Clifton Higher Education Finance Corp. Series Bøø	4.00	2-15-2055	8,000,000	8,146,735
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	2,945,000	2,971,840
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	2,818,763
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,512,976
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	670,619
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	757,938
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,008,995
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	905,759
University of Houston Series A	5.00	2-15-2047	3,000,000	3,045,349
				49,178,642
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 53

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.33%
City of Aubrey Series A (AG Insured)	4.00%	2-15-2049	$3,000,000	$2,633,653
City of Bastrop	4.00	8-1-2045	5,715,000	5,012,604
City of DeSoto	4.00	2-15-2041	2,340,000	2,226,551
City of El Paso	4.00	8-15-2031	6,500,000	6,542,305
City of Georgetown	4.00	8-15-2043	2,140,000	1,961,258
City of Houston Series A	4.00	3-1-2034	1,000,000	1,003,690
City of Houston Series A	5.25	3-1-2049	20,000,000	20,618,496
City of Hutto (BAM Insured)	4.13	8-1-2049	5,000,000	4,486,844
City of Palestine (AG Insured)	4.00	2-15-2051	4,000,000	3,371,612
City of Port Isabel144A	5.10	2-15-2049	880,000	816,090
City of Sugar Land	5.00	2-15-2030	1,250,000	1,285,836
City of Temple	5.00	8-1-2032	1,070,000	1,071,587
City of Waco Series A	5.25	2-1-2054	6,000,000	6,193,013
County of Dallas	5.00	8-15-2042	4,275,000	4,479,590
County of Travis Series A	5.00	3-1-2036	12,470,000	13,064,021
County of Travis Series A	5.00	3-1-2039	6,250,000	6,459,505
Denton Independent School District	5.00	8-15-2053	8,000,000	8,112,688
El Paso County Hospital District (AG Insured)	5.00	8-15-2042	4,615,000	4,710,619
El Paso County Hospital District (AG Insured)	5.00	8-15-2043	3,500,000	3,552,410
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	5,965,848
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,226,859
Montgomery County Municipal Utility District No. 108 (AG Insured)	4.00	9-1-2050	4,260,000	3,621,348
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,611,945
Northside Independent School Districtøø	3.55	6-1-2050	4,500,000	4,535,390
Pasadena Independent School District	5.00	2-15-2047	6,250,000	6,324,034
Royse City Independent School District	5.00	8-15-2034	3,025,000	3,031,593
Salado Independent School District	5.00	2-15-2049	1,605,000	1,606,095
San Antonio Independent School District	5.00	8-15-2048	13,000,000	13,018,622
Socorro Independent School District	4.00	8-15-2040	5,000,000	4,773,567
Splendora Independent School District	5.00	2-15-2054	8,820,000	8,956,699
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	1.96	8-1-2053	5,285,000	5,285,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2033	555,000	555,119
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,465,168
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,520,012
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,577,523
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,203,321
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,098,376
				183,978,891
Health revenue: 0.43%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group	5.00	10-1-2027	3,000,000	3,012,999
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	2,907,003
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,204,204
The accompanying notes are an integral part of these financial statements.
54 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00%	10-1-2037	$3,000,000	$2,966,019
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2038	3,000,000	2,919,087
Midland County Hospital District Series A (BAM Insured)	5.25	5-15-2054	3,000,000	3,038,274
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00	8-15-2033	2,050,000	2,051,931
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,279,925
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series A	5.00	7-1-2053	5,625,000	5,407,016
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2044	1,375,000	1,352,895
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	1,000,000	956,955
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	4.00	10-1-2041	300,000	300,000
				34,396,308
Housing revenue: 0.41%
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.20	3-1-2038	1,027,000	1,027,000
Mizuho Floater/Residual Trust Series 2024-MIZ9197 (BAM Insured) (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.12	1-14-2033	11,050,000	11,050,000
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-2	4.63	10-1-2030	2,775,000	2,777,714
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	3,018,968
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,022,757
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,176,563
Texas PFA Facilities Commission Series 2019	4.00	2-1-2034	5,000,000	5,047,024
Texas PFA Facilities Commission Series 2019	4.00	2-1-2035	2,000,000	2,008,845
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,007,372
				32,136,243
Industrial development revenue: 0.13%
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00	7-15-2027	2,500,000	2,510,520
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	5,000,000	4,893,724
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.13	1-1-2044	2,000,000	1,866,115
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	916,245
				10,186,604
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 55

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.59%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00%	10-1-2048	$20,000,000	$20,130,236
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25	10-1-2048	10,000,000	10,234,531
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series R (BAM Insured)	5.00	10-1-2049	10,000,000	10,061,041
Lower Colorado River Authority Transmission Services Corp. Series A	5.50	5-15-2047	1,990,000	2,073,472
Lower Colorado River Authority Transmission Services Corp. Series A (AG Insured)	4.00	5-15-2043	5,000,000	4,553,752
				47,053,032
Resource recovery revenue: 0.85%
Mission Economic Development Corp. Republic Services, Inc. Series A AMTø	4.10	5-1-2050	4,000,000	4,001,044
Mission Economic Development Corp. Waste Management, Inc. Series A AMTø	3.95	5-1-2046	7,000,000	7,000,232
Mission Economic Development Corp. Waste Management, Inc. Series B AMTøø	3.95	7-1-2040	4,500,000	4,500,149
Port of Port Arthur Navigation District Motiva Enterprises LLCø	4.00	4-1-2040	19,390,000	19,390,000
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Bø	4.00	4-1-2040	12,000,000	12,000,000
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Dø	2.25	11-1-2040	20,000,000	20,000,000
				66,891,425
Tax revenue: 0.44%
City of Dallas144Aøø	6.00	8-15-2053	15,000,000	15,021,907
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	6,825,000	6,827,112
Dallas Area Rapid Transit Series A	5.00	12-1-2048	5,000,000	5,044,528
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2036	1,125,000	1,087,327
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2037	1,430,000	1,356,412
VIA Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.00	8-1-2049	5,500,000	5,678,952
				35,016,238
Transportation revenue: 0.40%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,038,508
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,462,295
Central Texas Regional Mobility Authority Series B	4.00	1-1-2041	800,000	743,804
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,611,309
Central Texas Turnpike System Series C	5.00	8-15-2042	5,000,000	5,171,328
County of Harris Toll Road Revenue	4.00	8-15-2050	3,175,000	2,770,712
Grand Parkway Transportation Corp. Series B CAB	4.95	10-1-2029	1,015,000	1,075,222
Grand Parkway Transportation Corp. Series B CAB	5.05	10-1-2030	2,000,000	2,122,360
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,354,587
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,766,332
The accompanying notes are an integral part of these financial statements.
56 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1360 (Barclays Bank plc LIQ)144Aø	3.93%	8-15-2054	$3,750,000	$3,750,000
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	2,896,717
				31,763,174
Utilities revenue: 0.83%
City of Austin Electric Utility Revenue Series A	5.00	11-15-2045	13,705,000	13,718,536
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	2.79	2-1-2048	8,000,000	7,996,876
City of San Antonio Electric & Gas Systems Revenue Series B	5.25	2-1-2049	5,000,000	5,190,721
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2049	6,455,000	6,742,350
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2054	15,000,000	15,560,699
Lower Colorado River Authority Series Bøø	5.00	5-15-2045	10,000,000	10,766,712
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	5,323,631
				65,299,525
Water & sewer revenue: 1.86%
City of Austin Water & Wastewater System Revenue	5.00	11-15-2045	15,065,000	15,075,410
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,017,263
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	1,013,654
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,825,959
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	12,000,000	12,365,978
City of Houston Combined Utility System Revenue Series A	4.00	11-15-2046	2,800,000	2,467,056
City of McKinney Waterworks & Sewer System Revenue	4.00	3-15-2044	8,320,000	7,586,406
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,065,864
San Antonio Water System Series A (Truist Bank SPA)ø	3.95	5-1-2054	13,000,000	13,000,000
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,448,531
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2036	5,000,000	4,970,125
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2037	15,650,000	15,357,909
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2038	6,500,000	6,344,436
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2044	9,905,000	8,985,539
Texas Water Development Board State Water Implementation Revenue Fund Series B	5.00	4-15-2049	42,000,000	42,321,741
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2043	2,625,000	2,373,921
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2044	1,380,000	1,238,366
				147,458,158
				733,100,908
Utah: 0.88%
Airport revenue: 0.51%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2034	5,910,000	6,203,726
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 57

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City of Salt Lake City Airport Revenue Series A AMT	5.00%	7-1-2035	$5,000,000	$5,205,677
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2036	2,500,000	2,539,400
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2043	2,500,000	2,481,186
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2048	5,500,000	5,401,016
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	13,500,000	13,597,236
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,500,000	1,505,622
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2048	3,500,000	3,500,556
				40,434,419
Health revenue: 0.12%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	7,602,011
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,781,730
				9,383,741
Housing revenue: 0.01%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.70	1-1-2054	1,275,000	1,222,779
Miscellaneous revenue: 0.04%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,385,000	1,137,410
Point Phase 1 Public Infrastructure District No. 1 Series A-1%%	5.88	3-1-2045	2,000,000	2,031,884
				3,169,294
Tax revenue: 0.04%
Downtown Revitalization Public Infrastructure District Salt Lake City Revitalization Sales Tax Revenue Series C144A	5.00	7-15-2035	2,075,000	2,082,174
Utah Telecommunication Open Infrastructure Agency	5.50	6-1-2040	1,000,000	1,084,871
				3,167,045
Water & sewer revenue: 0.16%
Timpanogos Special Service District	5.00	6-1-2054	12,000,000	12,336,090
				69,713,368
Virginia: 1.21%
Health revenue: 0.74%
Albemarle County EDA Sentara Healthcare Obligated Group Series A (TD Bank N.A. SPA)ø	2.00	10-1-2048	500,000	500,000
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	40,000,000	40,905,232
Fairfax County IDA Inova Health System Obligated Group Series A	4.00	5-15-2048	3,000,000	2,657,570
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	1,495,000	1,464,777
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay Obligated Group Series B-3	5.38	9-1-2029	4,000,000	4,038,476
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,271,469
The accompanying notes are an integral part of these financial statements.
58 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Virginia Small Business Financing Authority Carilion Clinic Obligated Group Series A (Truist Bank LOC)ø	3.95%	7-1-2042	$4,000,000	$4,000,000
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	3.95	1-1-2054	700,000	700,000
				58,537,524
Housing revenue: 0.32%
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6038 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.20	8-31-2027	15,120,000	15,120,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6039 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.20	8-31-2027	7,560,000	7,560,000
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	2,739,384
				25,419,384
Tax revenue: 0.01%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	397,000	131,010
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	432,300
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				567,870
Transportation revenue: 0.14%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,635,755
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2048	6,000,000	4,966,955
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,450,000	1,464,118
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	2,950,293
				11,017,121
				95,541,899
Washington: 3.06%
Airport revenue: 0.83%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	15,824,222
Port of Seattle Series B AMT	5.00	8-1-2047	2,900,000	2,879,766
Port of Seattle Series B AMT	5.25	7-1-2043	15,500,000	15,920,296
Port of Seattle Series B AMT	5.25	7-1-2049	19,000,000	19,455,694
Port of Seattle Series B AMT	5.50	8-1-2047	3,850,000	3,974,476
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	7,745,274
				65,799,728
Education revenue: 0.03%
Washington Higher Education Facilities Authority Seattle University	4.00	5-1-2045	1,000,000	881,254
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	816,170
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 59

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Washington Higher Education Facilities Authority Seattle University	5.00%	5-1-2032	$335,000	$357,785
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	318,701
				2,373,910
GO revenue: 1.26%
City of Seattle	4.00	12-1-2040	2,500,000	2,334,451
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,525,681
County of Grant	5.25	12-1-2047	3,500,000	3,603,993
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	4,007,603
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,146,481
King County Public Hospital District No. 1	5.00	12-1-2035	9,430,000	9,592,919
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	10,112,314
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,042,331
Port of Seattle Series B AMT	5.00	6-1-2047	9,825,000	9,958,372
Port of Seattle Series B AMT	5.00	6-1-2049	1,000,000	1,011,652
State of Washington Series B	5.00	8-1-2037	6,400,000	6,478,257
State of Washington Series 2016 B	5.00	8-1-2032	8,545,000	8,558,034
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,527,609
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,529,850
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,517,893
State of Washington Series C	5.00	2-1-2044	16,000,000	16,474,307
State of Washington Series F	5.00	6-1-2038	6,500,000	6,908,175
				99,329,922
Health revenue: 0.42%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	4,000,000	4,016,983
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	3,510,000	3,543,133
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2038	3,000,000	3,055,908
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,609,135
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	4.00	12-1-2045	2,450,000	2,129,522
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2040	1,000,000	1,016,262
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	4.00	8-15-2039	4,000,000	3,745,352
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,257,715
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	6,000,000	5,999,972
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,058,179
				33,432,161
Housing revenue: 0.22%
Fircrest Properties Washington Department of Social & Health Services	5.50	6-1-2049	3,000,000	3,162,547
The accompanying notes are an integral part of these financial statements.
60 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
FYI Properties State of Washington Consolidated Technology Services	5.00%	6-1-2037	$7,395,000	$7,622,138
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2038	1,750,000	1,796,132
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2039	5,000,000	5,115,886
				17,696,703
Miscellaneous revenue: 0.11%
State of Washington Series A COP	5.00	7-1-2038	3,265,000	3,336,875
State of Washington Series B COP	5.00	7-1-2039	1,745,000	1,801,246
State of Washington Series B COP	5.00	7-1-2040	1,480,000	1,522,190
State of Washington Series B COP	5.00	7-1-2041	1,555,000	1,592,117
				8,252,428
Utilities revenue: 0.13%
City of Seattle Municipal Light & Power Revenue Series A	4.00	7-1-2043	8,210,000	7,521,643
City of Seattle Municipal Light & Power Revenue Series A	4.00	1-1-2047	3,360,000	3,001,408
				10,523,051
Water & sewer revenue: 0.06%
County of King Sewer Revenue	5.00	7-1-2042	4,660,000	4,804,258
				242,212,161
West Virginia: 0.22%
GO revenue: 0.03%
Ohio County Board of Education	3.00	6-1-2026	2,680,000	2,680,148
Health revenue: 0.06%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	4,832,154
Housing revenue: 0.07%
West Virginia Housing Development Fund Series A	4.55	11-1-2049	6,020,000	5,688,078
Tax revenue: 0.06%
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	1,475,000	1,234,168
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,522,072
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	678,876
				4,435,116
				17,635,496
Wisconsin: 2.69%
Education revenue: 0.59%
PFA Carolina International School Series A144A	6.75	8-1-2033	2,250,000	2,252,174
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,576,064
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,653
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,322,669
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,375,213
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 61

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
PFA University of Kansas	5.00%	3-1-2046	$15,000,000	$15,046,813
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,364,955
Wisconsin HEFA Marquette University	5.00	10-1-2032	7,040,000	7,803,535
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,400,045
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2051	1,680,000	1,460,312
				46,542,433
GO revenue: 0.16%
City of Milwaukee Series B4 (AG Insured)	5.00	4-1-2038	3,000,000	3,167,293
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2032	4,160,000	4,595,666
Verona Area School District	4.00	4-1-2027	3,385,000	3,419,623
Verona Area School District	4.00	4-1-2028	1,380,000	1,393,828
				12,576,410
Health revenue: 0.84%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.04	2-15-2054	3,000,000	3,000,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	3.85	4-1-2054	2,735,000	2,735,000
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	3,000,000	2,809,385
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	9,925,000	9,629,863
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,095,971
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,484,896
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,348,400
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	2,040,206
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,599,988
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,000,000	2,072,469
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	5,000,000	4,250,920
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	4.00	4-1-2041	6,000,000	5,541,263
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A (JPMorgan Chase Bank N.A. LIQ)ø	3.75	4-1-2035	8,680,000	8,680,000
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (BAM Insured)	5.25	2-15-2054	2,500,000	2,563,519
Wisconsin HEFA Marshfield Clinic Health System, Inc. Series A (Barclays Bank plc LOC)ø	3.90	2-15-2050	1,500,000	1,500,000
				66,351,880
Housing revenue: 0.42%
PFA CHF - Wilmington LLC (AG Insured)	4.00	7-1-2025	920,000	920,000
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2026	1,360,000	1,380,550
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2027	1,675,000	1,727,491
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2028	2,025,000	2,117,088
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2029	2,190,000	2,292,035
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2030	2,300,000	2,406,640
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2031	1,415,000	1,478,622
The accompanying notes are an integral part of these financial statements.
62 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
PFA CHF - Wilmington LLC (AG Insured)	5.00%	7-1-2048	$16,775,000	$16,281,297
PFA CHF - Wilmington LLC (AG Insured)	5.00	7-1-2053	5,000,000	4,743,196
				33,346,919
Industrial development revenue: 0.08%
PFA Customer Facility Charge-SA LLC Series A	5.00	2-1-2042	2,500,000	2,510,774
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	4,058,904
				6,569,678
Miscellaneous revenue: 0.25%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.20	6-1-2036	9,200,000	9,200,000
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2037	1,600,000	923,475
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2038	1,600,000	868,398
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	14,715,000	5,381,570
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,045,200
				19,418,643
Tax revenue: 0.35%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	20,205,000	20,478,778
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	6,910,000	6,912,661
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	650,000	651,905
				28,043,344
				212,849,307
Total municipal obligations (Cost $8,141,264,100)				7,847,600,798

		Yield	Shares
Short-term investments: 0.10%
Investment companies: 0.10%
Allspring Government Money Market Fund Select Class♠∞##		4.26	8,140,968	8,140,968
Total short-term investments (Cost $8,140,968)				8,140,968
Total investments in securities (Cost $8,149,405,068)	99.36%			7,855,741,766
Other assets and liabilities, net	0.64			50,335,640
Total net assets	100.00%			$7,906,077,406

The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 63

Portfolio of investments—June 30, 2025

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
64 | Allspring Municipal Bond Fund

Portfolio of investments—June 30, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,717,252	$918,849,684	$(916,425,968)	$0	$0	$8,140,968	8,140,968	$454,785
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 65

Statement of assets and liabilities—June 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $8,141,264,100)	$7,847,600,798
Investments in affiliated securities, at value (cost $8,140,968)	8,140,968
Cash	2,295,549
Receivable for interest	90,009,816
Receivable for Fund shares sold	15,197,469
Receivable for investments sold	7,373,711
Prepaid expenses and other assets	435,218
Total assets	7,971,053,529
Liabilities
Payable for when-issued transactions	40,048,280
Payable for Fund shares redeemed	16,578,694
Dividends payable	5,230,750
Management fee payable	1,996,205
Administration fees payable	513,581
Shareholder servicing fees payable	396,755
Distribution fee payable	9,542
Accrued expenses and other liabilities	202,316
Total liabilities	64,976,123
Total net assets	$7,906,077,406
Net assets consist of
Paid-in capital	$8,345,846,986
Total distributable loss	(439,769,580)
Total net assets	$7,906,077,406
Computation of net asset value and offering price per share
Net assets–Class A	$664,740,762
Shares outstanding–Class A1	70,038,203
Net asset value per share–Class A	$9.49
Maximum offering price per share – Class A2	$9.94
Net assets–Class C	$15,548,392
Shares outstanding–Class C1	1,638,704
Net asset value per share–Class C	$9.49
Net assets–Class R6	$1,500,099,123
Shares outstanding–Class R6[1]	158,038,661
Net asset value per share–Class R6	$9.49
Net assets–Administrator Class	$1,278,378,871
Shares outstanding–Administrator Class[1]	134,655,149
Net asset value per share–Administrator Class	$9.49
Net assets–Institutional Class	$4,447,310,258
Shares outstanding–Institutional Class[1]	468,634,966
Net asset value per share–Institutional Class	$9.49
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
66 | Allspring Municipal Bond Fund

Statement of operations—year ended June 30, 2025
Statement of operations
Investment income
Interest	$298,380,984
Income from affiliated securities	454,785
Dividends	386,318
Total investment income	299,222,087
Expenses
Management fee	25,500,924
Administration fees
Class A	1,069,582
Class C	27,000
Class R6	438,511
Administrator Class	1,207,720
Institutional Class	3,521,253
Shareholder servicing fees
Class A	1,780,981
Class C	44,941
Administrator Class	3,015,744
Distribution fee
Class C	134,766
Custody and accounting fees	276,319
Professional fees	129,431
Registration fees	527,625
Shareholder report expenses	181,911
Trustees’ fees and expenses	64,561
Other fees and expenses	159,084
Total expenses	38,080,353
Less: Fee waivers and/or expense reimbursements
Class A	(124,343)
Administrator Class	(1,134,359)
Net expenses	36,821,651
Net investment income	262,400,436
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(38,020,688)
Net change in unrealized gains (losses) on investments	(187,847,836)
Net realized and unrealized gains (losses) on investments	(225,868,524)
Net increase in net assets resulting from operations	$36,531,912
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 67

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$262,400,436		$207,898,536
Net realized losses on investments		(38,020,688)		(26,441,073)
Net change in unrealized gains (losses) on investments		(187,847,836)		58,081,366
Net increase in net assets resulting from operations		36,531,912		239,538,829
Distributions to shareholders from
Net investment income and net realized gains
Class A		(22,170,821)		(23,243,186)
Class C		(421,021)		(486,662)
Class R6		(50,697,810)		(36,452,328)
Administrator Class		(39,125,934)		(39,420,391)
Institutional Class		(150,485,529)		(110,813,654)
Total distributions to shareholders		(262,901,115)		(210,416,221)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,578,152	44,360,388	5,156,596	49,677,023
Class C	231,192	2,242,440	278,454	2,699,926
Class R6	98,385,097	947,426,317	121,780,078	1,151,937,276
Administrator Class	19,637,589	187,389,496	139,451,508	1,295,436,573
Institutional Class	226,529,946	2,211,671,535	184,925,736	1,765,988,874
		3,393,090,176		4,265,739,672
Reinvestment of distributions
Class A	2,006,428	19,476,087	2,136,819	20,593,108
Class C	40,026	388,612	47,408	456,341
Class R6	1,391,586	13,486,881	739,016	7,193,676
Administrator Class	4,019,446	39,008,741	4,095,272	39,420,391
Institutional Class	12,888,818	125,024,972	9,619,318	92,742,443
		197,385,293		160,405,959
Payment for shares redeemed
Class A	(13,509,391)	(130,918,540)	(14,651,000)	(140,999,054)
Class C	(671,889)	(6,520,231)	(892,200)	(8,569,831)
Class R6	(76,897,875)	(735,695,041)	(70,701,130)	(666,241,893)
Administrator Class	(16,756,438)	(162,822,377)	(145,878,710)	(1,356,451,262)
Institutional Class	(129,622,419)	(1,251,209,769)	(189,251,042)	(1,805,456,935)
		(2,287,165,958)		(3,977,718,975)
Net increase in net assets resulting from capital share transactions		1,303,309,511		448,426,656
Total increase in net assets		1,076,940,308		477,549,264
Net assets
Beginning of period		6,829,137,098		6,351,587,834
End of period		$7,906,077,406		$6,829,137,098
The accompanying notes are an integral part of these financial statements.
68 | Allspring Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.75	$9.71	$9.70	$10.83	$10.55
Net investment income	0.30 [1]	0.28 [1]	0.26	0.23	0.24
Net realized and unrealized gains (losses) on investments	(0.26)	0.05	0.01	(1.13)	0.28
Total from investment operations	0.04	0.33	0.27	(0.90)	0.52
Distributions to shareholders from
Net investment income	(0.30)	(0.29)	(0.26)	(0.23)	(0.24)
Net asset value, end of period	$9.49	$9.75	$9.71	$9.70	$10.83
Total return[2]	0.41%	3.48%	2.85%	(8.47)%	4.95%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%	0.77%	0.77%	0.77%
Net expenses	0.73%	0.75%	0.75%	0.74%	0.74%
Net investment income	3.10%	2.97%	2.72%	2.16%	2.22%
Supplemental data
Portfolio turnover rate	16%	15%	8%	18%	16%
Net assets, end of period (000s omitted)	$664,741	$750,036	$819,019	$902,671	$1,110,503

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 69

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.74	$9.71	$9.70	$10.83	$10.55
Net investment income	0.23 [1]	0.21 [1]	0.19	0.15 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	(0.25)	0.04	0.01	(1.13)	0.28
Total from investment operations	(0.02)	0.25	0.20	(0.98)	0.44
Distributions to shareholders from
Net investment income	(0.23)	(0.22)	(0.19)	(0.15)	(0.16)
Net asset value, end of period	$9.49	$9.74	$9.71	$9.70	$10.83
Total return[2]	(0.26)%	2.60%	2.08%	(9.16)%	4.16%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.50%	1.51%	1.51%	1.51%
Net expenses	1.49%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.33%	2.22%	1.95%	1.40%	1.47%
Supplemental data
Portfolio turnover rate	16%	15%	8%	18%	16%
Net assets, end of period (000s omitted)	$15,548	$19,868	$25,302	$34,561	$50,251

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
70 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.75	$9.71	$9.70	$10.83	$10.55
Net investment income	0.34 [1]	0.32 [1]	0.30	0.26	0.28
Net realized and unrealized gains (losses) on investments	(0.26)	0.04	0.01	(1.13)	0.28
Total from investment operations	0.08	0.36	0.31	(0.87)	0.56
Distributions to shareholders from
Net investment income	(0.34)	(0.32)	(0.30)	(0.26)	(0.28)
Net asset value, end of period	$9.49	$9.75	$9.71	$9.70	$10.83
Total return[2]	0.76%	3.86%	3.23%	(8.14)%	5.33%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.38%	0.39%	0.39%	0.39%
Net expenses	0.37%	0.38%	0.39%	0.39%	0.39%
Net investment income	3.46%	3.35%	3.10%	2.55%	2.58%
Supplemental data
Portfolio turnover rate	16%	15%	8%	18%	16%
Net assets, end of period (000s omitted)	$1,500,099	$1,317,275	$809,611	$612,487	$373,876

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 71

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.75	$9.72	$9.70	$10.84	$10.56
Net investment income	0.31 [1]	0.30 [1]	0.28	0.24	0.25
Net realized and unrealized gains (losses) on investments	(0.26)	0.03	0.02	(1.14)	0.28
Total from investment operations	0.05	0.33	0.30	(0.90)	0.53
Distributions to shareholders from
Net investment income	(0.31)	(0.30)	(0.28)	(0.24)	(0.25)
Net asset value, end of period	$9.49	$9.75	$9.72	$9.70	$10.84
Total return[2]	0.53%	3.52%	3.11%	(8.42)%	5.10%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.70%	0.71%	0.71%	0.71%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.23%	3.12%	2.89%	2.31%	2.37%
Supplemental data
Portfolio turnover rate	16%	15%	8%	18%	16%
Net assets, end of period (000s omitted)	$1,278,379	$1,245,369	$1,263,910	$1,034,623	$1,000,652

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
72 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.74	$9.71	$9.70	$10.83	$10.55
Net investment income	0.33 [1]	0.32 [1]	0.29	0.26	0.27
Net realized and unrealized gains (losses) on investments	(0.25)	0.03	0.01	(1.13)	0.28
Total from investment operations	0.08	0.35	0.30	(0.87)	0.55
Distributions to shareholders from
Net investment income	(0.33)	(0.32)	(0.29)	(0.26)	(0.27)
Net asset value, end of period	$9.49	$9.74	$9.71	$9.70	$10.83
Total return[2]	0.81%	3.70%	3.18%	(8.19)%	5.28%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.43%	0.44%	0.44%	0.44%
Net expenses	0.42%	0.43%	0.44%	0.44%	0.44%
Net investment income	3.41%	3.29%	3.05%	2.47%	2.53%
Supplemental data
Portfolio turnover rate	16%	15%	8%	18%	16%
Net assets, end of period (000s omitted)	$4,447,310	$3,496,589	$3,433,747	$2,735,568	$3,043,109

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 73

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
74 | Allspring Municipal Bond Fund

Notes to financial statements
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $8,150,596,842 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$38,246,400
Gross unrealized losses	(333,101,476)
Net unrealized losses	$(294,855,076)
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $86,779,332 in short-term capital losses and $58,397,698 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Municipal Bond Fund | 75

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$7,847,369,298	$231,500	$7,847,600,798
Short-term investments
Investment companies	8,140,968	0	0	8,140,968
Total assets	$8,140,968	$7,847,369,298	$231,500	$7,855,741,766
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2025, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring
76 | Allspring Municipal Bond Fund

Notes to financial statements
Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2025, Allspring Funds Distributor received $8,807 from the sale of Class A shares and $710 and $1,183 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $966,650,702, $529,520,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2025 were $2,087,663,706 and $1,172,829,895, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Tax-exempt income	$262,901,115	$210,416,221
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$5,554,745	$(294,855,076)	$(145,177,030)
Allspring Municipal Bond Fund | 77

Notes to financial statements
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
78 | Allspring Municipal Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Municipal Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
Allspring Municipal Bond Fund | 79

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

80 | Allspring Municipal Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Municipal Bond Fund | 81

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

82 | Allspring Municipal Bond Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the three-, five-, and ten-year periods under review, and in range of the average investment performance of the Universe for the one-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the one-, three-, and ten-year periods under review, and in range of the investment performance of its benchmark index for the five-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for Class A, which was in range of the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for Institutional Class and Class R6, and equal to the sum of the average rates for the expense Groups for Class A and Administrator Class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Municipal Bond Fund | 83

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

84 | Allspring Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3317 06-25

Allspring
Pennsylvania
Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring Pennsylvania Tax-Free Fund | 1

Portfolio of investments—June 30, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 95.43%
Alabama: 0.85%
Utilities revenue: 0.85%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$786,697
California: 0.56%
Utilities revenue: 0.56%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	522,235
Guam: 1.31%
Airport revenue: 0.84%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	212,231
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	564,631
				776,862
Miscellaneous revenue: 0.47%
Territory of Guam Series F	4.00	1-1-2042	500,000	442,588
				1,219,450
Illinois: 0.53%
Airport revenue: 0.53%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	488,777
Pennsylvania: 91.61%
Airport revenue: 3.84%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,474,904
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2026	580,000	580,875
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2030	1,500,000	1,500,680
				3,556,459
Education revenue: 19.83%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	920,845
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	500,000	507,421
Chester County IDA Avon Grove Charter School Series A	5.00	12-15-2047	1,160,000	1,074,373
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	968,416
Cumberland County Municipal Authority Dickinson College	5.00	5-1-2032	940,000	951,204
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2032	330,000	331,943
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2033	315,000	314,994
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2034	550,000	545,534
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	667,611
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	561,129
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	391,974
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2046	225,000	189,618
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	667,018
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25	3-1-2037	1,000,000	991,703
The accompanying notes are an integral part of these financial statements.
2 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Pennsylvania EDFA Villanova University	5.00%	8-1-2049	$1,500,000	$1,534,682
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2031	1,000,000	1,050,288
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2026	500,000	507,951
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	308,442
Pennsylvania State University	5.00	9-1-2042	865,000	907,143
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	235,000	240,018
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	232,854
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	224,291
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	147,433
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	481,889
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,287,616
Swarthmore Borough Authority	5.00	9-15-2041	350,000	369,149
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539 (Morgan Stanley Bank LIQ)144Aø	1.95	8-1-2054	2,000,000	2,000,000
				18,375,539
GO revenue: 15.23%
Allentown City School District (AG Insured)	5.00	6-1-2049	300,000	305,660
Blue Mountain School District Series B (AG Insured)	4.00	8-1-2036	350,000	350,326
City of Oil City Series A (AG Insured)	4.00	12-1-2039	315,000	300,837
City of Oil City Series A (AG Insured)	4.00	12-1-2040	250,000	242,649
City of Oil City Series A (AG Insured)	4.00	12-1-2041	250,000	240,483
City of Oil City Series A (AG Insured)	4.00	12-1-2042	200,000	187,823
City of Pittsburgh	5.00	9-1-2043	600,000	613,502
City of Pittsburgh	5.00	9-1-2044	400,000	411,754
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	706,811
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	463,159
Highlands School District (AG Insured)	5.00	4-15-2035	295,000	314,612
Interboro School District (AG Insured)	5.50	8-15-2063	1,500,000	1,556,517
Mechanicsburg Area School District (AG Insured)	5.00	5-15-2051	1,100,000	1,112,221
Montour School District Series B (AG Insured)	5.00	4-1-2032	1,000,000	1,004,536
Penn Delco School District	4.00	6-1-2045	1,000,000	908,654
Pequea Valley School District	4.00	5-15-2049	750,000	656,329
School District of Philadelphia Series B	5.00	9-1-2043	1,235,000	1,247,903
State College Area School District	5.00	3-15-2040	1,500,000	1,500,096
West Shore School District	5.00	11-15-2048	1,500,000	1,503,554
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2027	100,000	103,022
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2029	50,000	52,975
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	75,003
Wyalusing Area School District%%	5.00	4-1-2040	100,000	105,995
Wyalusing Area School District%%	5.00	4-1-2045	145,000	147,641
				14,112,062
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 3

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 26.59%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	4.00%	4-1-2044	$1,810,000	$1,583,701
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	2.62	11-15-2047	1,000,000	988,638
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	335,504
County of Lehigh Valley Health Network Obligated Group Series A	4.00	7-1-2049	1,105,000	904,176
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2028	805,000	805,262
Dauphin County General Authority UPMC Obligated Group Series A	5.00	6-1-2035	1,000,000	1,007,266
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2049	250,000	246,769
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	451,005
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	375,738
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2050	1,000,000	843,159
Geisinger Authority Kaiser Obligated Group Series A	5.00	6-1-2041	1,000,000	1,000,017
Geisinger Authority Kaiser Obligated Group Series A-1	5.00	2-15-2045	1,000,000	986,805
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (U.S. Bank N.A. SPA)ø	3.70	6-1-2035	300,000	300,000
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AG Insured)	5.00	7-1-2037	1,000,000	1,049,122
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	1,125,000	1,091,278
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	419,016
Lancaster IDA Willow Valley Communities Obligated Group	5.00	12-1-2044	895,000	848,686
Lancaster Municipal Authority Garden Spot Village Obligated Group Series B	5.00	5-1-2054	400,000	382,674
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	970,794
Montgomery County IDA ACTS Retirement-Life Communities, Inc. Obligated Group Series C	5.00	11-15-2045	1,000,000	979,226
Montgomery County IDA Waverly Heights Ltd. Obligated Group	5.00	12-1-2044	1,000,000	964,520
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	500,836
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2037	700,000	675,932
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2040	1,500,000	1,501,000
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	1,000,000	990,831
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2047	2,000,000	1,963,024
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	1.88	1-1-2038	700,000	700,000
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-2 (JPMorgan Chase Bank N.A. SPA)ø	4.00	7-1-2054	500,000	500,000
Philadelphia IDA Greater Delaware Valley Society of Transplant Surgeons (TD Bank N.A. LOC)ø	1.97	12-1-2034	155,000	155,000
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2041	370,000	322,426
The accompanying notes are an integral part of these financial statements.
4 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00%	11-15-2046	$525,000	$426,568
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	370,077
				24,639,050
Housing revenue: 5.64%
Chester County IDA University Student Housing LLC Series A	5.00	8-1-2030	415,000	415,071
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	750,000	772,924
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	963,225
Pennsylvania Housing Finance Agency Darby Housing LP (FNMA Insured)	4.90	6-1-2041	1,000,000	1,010,836
Pennsylvania Housing Finance Agency Series 145A	4.80	10-1-2051	645,000	619,407
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	564,585
State Public School Building Authority Chester Upland School District Series C (AG Insured)	5.00	9-15-2026	875,000	876,220
				5,222,268
Miscellaneous revenue: 5.11%
Chester County IDA Longwood Gardens, Inc.	4.00	12-1-2046	1,595,000	1,414,108
Delaware County Authority Neumann University	5.00	10-1-2031	1,500,000	1,500,713
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	1,016,643
Philadelphia IDA Series A	5.00	2-15-2038	785,000	802,735
				4,734,199
Tax revenue: 0.55%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	500,000	505,274
Transportation revenue: 3.49%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	584,763
Pennsylvania Turnpike Commission Series A	4.00	12-1-2043	810,000	750,150
Pennsylvania Turnpike Commission Series A	5.25	12-1-2053	1,830,000	1,899,559
				3,234,472
Utilities revenue: 2.14%
Philadelphia Gas Works Co. Series 15th	5.00	8-1-2047	1,000,000	995,772
Philadelphia Gas Works Co. Series A (AG Insured)	5.00	8-1-2050	1,000,000	989,737
				1,985,509
Water & sewer revenue: 9.19%
Allegheny County Sanitary Authority	5.25	12-1-2055	500,000	512,621
Bucks County Water & Sewer Authority Series A (AG Insured)	5.25	12-1-2047	2,175,000	2,279,554
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,017,136
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	571,770
Lehigh County Authority City Division Fund CAB¤	0.00	12-1-2030	2,000,000	1,662,687
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	500,000	444,450
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 5

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Pittsburgh Water & Sewer Authority Series A (AG Insured)	5.00%	9-1-2048	$1,000,000	$1,014,795
Pittsburgh Water & Sewer Authority Series A (AG Insured)	5.00	9-1-2055	1,000,000	1,014,254
				8,517,267
				84,882,099
South Carolina: 0.57%
Utilities revenue: 0.57%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	500,000	528,493
Total municipal obligations (Cost $92,966,363)				88,427,751

		Yield	Shares
Short-term investments: 1.39%
Investment companies: 1.39%
Allspring Government Money Market Fund Select Class♠∞##		4.26	1,285,806	1,285,806
Total short-term investments (Cost $1,285,806)				1,285,806
Total investments in securities (Cost $94,252,169)	96.82%			89,713,557
Other assets and liabilities, net	3.18			2,945,662
Total net assets	100.00%			$92,659,219

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FNMA	Federal National Mortgage Association
GO	General obligation
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
6 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—June 30, 2025

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,937,247	$21,240,217	$(22,891,658)	$0	$0	$1,285,806	1,285,806	$33,366
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 7

Statement of assets and liabilities—June 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $92,966,363)	$88,427,751
Investments in affiliated securities, at value (cost $1,285,806)	1,285,806
Cash	118
Receivable for Fund shares sold	2,301,788
Receivable for interest	1,039,911
Receivable for investments sold	69,999
Prepaid expenses and other assets	35,326
Total assets	93,160,699
Liabilities
Payable for when-issued transactions	253,026
Payable for Fund shares redeemed	125,407
Dividends payable	69,028
Management fee payable	13,495
Administration fees payable	7,583
Shareholder servicing fees payable	5,851
Trustees’ fees and expenses payable	4,336
Distribution fee payable	889
Accrued expenses and other liabilities	21,865
Total liabilities	501,480
Total net assets	$92,659,219
Net assets consist of
Paid-in capital	$99,229,647
Total distributable loss	(6,570,428)
Total net assets	$92,659,219
Computation of net asset value and offering price per share
Net assets–Class A	$27,182,640
Shares outstanding–Class A1	2,601,367
Net asset value per share–Class A	$10.45
Maximum offering price per share – Class A2	$10.94
Net assets–Class C	$1,410,819
Shares outstanding–Class C1	135,238
Net asset value per share–Class C	$10.43
Net assets–Institutional Class	$64,065,760
Shares outstanding–Institutional Class[1]	6,130,706
Net asset value per share–Institutional Class	$10.45
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Pennsylvania Tax-Free Fund

Statement of operations—year ended June 30, 2025
Statement of operations
Investment income
Interest	$3,495,446
Income from affiliated securities	33,366
Total investment income	3,528,812
Expenses
Management fee	368,133
Administration fees
Class A	43,314
Class C	2,382
Institutional Class	49,256
Shareholder servicing fees
Class A	72,100
Class C	3,952
Distribution fee
Class C	11,859
Custody and accounting fees	3,858
Professional fees	53,340
Registration fees	55,214
Shareholder report expenses	17,834
Trustees’ fees and expenses	13,551
Other fees and expenses	14,257
Total expenses	709,050
Less: Fee waivers and/or expense reimbursements
Fund-level	(148,451)
Class A	(23,899)
Class C	(1,054)
Net expenses	535,646
Net investment income	2,993,166
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,050,691)
Net change in unrealized gains (losses) on investments	(1,148,154)
Net realized and unrealized gains (losses) on investments	(2,198,845)
Net increase in net assets resulting from operations	$794,321
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$2,993,166		$3,055,529
Net realized losses on investments		(1,050,691)		(356,847)
Net change in unrealized gains (losses) on investments		(1,148,154)		1,116,359
Net increase in net assets resulting from operations		794,321		3,815,041
Distributions to shareholders from
Net investment income and net realized gains
Class A		(894,976)		(954,202)
Class C		(36,990)		(51,768)
Institutional Class		(2,058,636)		(2,061,255)
Total distributions to shareholders		(2,990,602)		(3,067,225)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	139,762	1,488,826	107,170	1,122,073
Class C	46,126	487,474	8,311	88,324
Institutional Class	1,340,905	14,198,026	1,174,881	12,448,790
		16,174,326		13,659,187
Reinvestment of distributions
Class A	79,642	851,143	85,667	903,094
Class C	3,430	36,591	4,858	51,065
Institutional Class	121,332	1,295,918	117,510	1,238,675
		2,183,652		2,192,834
Payment for shares redeemed
Class A	(448,504)	(4,812,808)	(479,844)	(5,054,355)
Class C	(86,503)	(922,932)	(98,093)	(1,033,331)
Institutional Class	(979,981)	(10,427,425)	(2,113,979)	(22,264,736)
		(16,163,165)		(28,352,422)
Net increase (decrease) in net assets resulting from capital share transactions		2,194,813		(12,500,401)
Total decrease in net assets		(1,468)		(11,752,585)
Net assets
Beginning of period		92,660,687		104,413,272
End of period		$92,659,219		$92,660,687
The accompanying notes are an integral part of these financial statements.
10 | Allspring Pennsylvania Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.71	$10.61	$10.71	$11.97	$11.75
Net investment income	0.33 [1]	0.32 [1]	0.31 [1]	0.28	0.31
Net realized and unrealized gains (losses) on investments	(0.26)	0.10	(0.10)	(1.26)	0.22
Total from investment operations	0.07	0.42	0.21	(0.98)	0.53
Distributions to shareholders from
Net investment income	(0.33)	(0.32)	(0.31)	(0.28)	(0.31)
Net asset value, end of period	$10.45	$10.71	$10.61	$10.71	$11.97
Total return[2]	0.65%	4.06%	1.97%	(8.32)%	4.52%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.98%	0.97%	0.94%	0.94%
Net expenses	0.73%	0.74%	0.74%	0.74%	0.74%
Net investment income	3.10%	3.03%	2.88%	2.41%	2.64%
Supplemental data
Portfolio turnover rate	23%	10%	15%	20%	21%
Net assets, end of period (000s omitted)	$27,183	$30,317	$33,065	$34,755	$41,945

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.69	$10.59	$10.69	$11.95	$11.73
Net investment income	0.25 [1]	0.24 [1]	0.23 [1]	0.19 [1]	0.22
Net realized and unrealized gains (losses) on investments	(0.26)	0.10	(0.10)	(1.26)	0.22
Total from investment operations	(0.01)	0.34	0.13	(1.07)	0.44
Distributions to shareholders from
Net investment income	(0.25)	(0.24)	(0.23)	(0.19)	(0.22)
Net asset value, end of period	$10.43	$10.69	$10.59	$10.69	$11.95
Total return[2]	(0.12)%	3.29%	1.20%	(9.03)%	3.74%
Ratios to average net assets (annualized)
Gross expenses	1.72%	1.71%	1.72%	1.68%	1.68%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income	2.33%	2.28%	2.12%	1.64%	1.89%
Supplemental data
Portfolio turnover rate	23%	10%	15%	20%	21%
Net assets, end of period (000s omitted)	$1,411	$1,841	$2,722	$3,679	$6,485

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Pennsylvania Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.71	$10.61	$10.71	$11.97	$11.75
Net investment income	0.36 [1]	0.34 [1]	0.33 [1]	0.31	0.34
Net realized and unrealized gains (losses) on investments	(0.26)	0.11	(0.10)	(1.26)	0.21
Total from investment operations	0.10	0.45	0.23	(0.95)	0.55
Distributions to shareholders from
Net investment income	(0.36)	(0.35)	(0.33)	(0.31)	(0.33)
Net asset value, end of period	$10.45	$10.71	$10.61	$10.71	$11.97
Total return[2]	0.89%	4.32%	2.23%	(8.10)%	4.78%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.66%	0.65%	0.61%	0.61%
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.35%	3.28%	3.14%	2.66%	2.88%
Supplemental data
Portfolio turnover rate	23%	10%	15%	20%	21%
Net assets, end of period (000s omitted)	$64,066	$60,503	$68,626	$70,610	$81,964

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 13

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Pennsylvania Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
14 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $94,248,918 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$353,669
Gross unrealized losses	(4,889,030)
Net unrealized losses	$(4,535,361)
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $277,481 in short-term capital losses and $1,748,482 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$88,427,751	$0	$88,427,751
Short-term investments
Investment companies	1,285,806	0	0	1,285,806
Total assets	$1,285,806	$88,427,751	$0	$89,713,557
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Pennsylvania Tax-Free Fund | 15

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2025, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.74%
Class C	1.49
Institutional Class	0.49
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2025, Allspring Funds Distributor received $137 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended June 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
16 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $1,500,000, $13,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2025 were $21,408,363 and $20,053,404, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Tax-exempt income	$2,990,602	$3,067,225
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$68,103	$(4,535,361)	$(2,025,963)
8.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Pennsylvania.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has
Allspring Pennsylvania Tax-Free Fund | 17

Notes to financial statements
operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
12.SUBSEQUENT EVENT
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
18 | Allspring Pennsylvania Tax-Free Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Pennsylvania Tax-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
Allspring Pennsylvania Tax-Free Fund | 19

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

20 | Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Pennsylvania Tax-Free Fund | 21

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Pennsylvania Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

22 | Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for the one-, three-, and five-year periods under review, and equal to the average investment performance of the Universe for the ten-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the one- and three-year periods under review, in range of the investment performance of its benchmark index for the five-year period under review, and lower for the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the Fund’s expense Group for the Institutional Class, and equal to the sum of the average rates for the Fund’s expense Group for Class A.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Allspring Pennsylvania Tax-Free Fund | 23

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

24 | Allspring Pennsylvania Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4301 06-25

Allspring Short-Term Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring Short-Term Municipal Bond Fund | 1

Portfolio of investments—June 30, 2025
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.65%
Massachusetts: 0.65%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (100 shares) 2.00%144Aø	$10,000,000	$10,000,000
Total closed-end fund obligations (Cost $10,000,000)		10,000,000

	Interest rate	Maturity date
Municipal obligations: 97.92%
Alabama: 3.72%
Airport revenue: 0.09%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	900,000	919,842
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	522,179
				1,442,021
Health revenue: 0.47%
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5061 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.19	9-1-2054	7,285,000	7,285,000
Housing revenue: 0.36%
Tender Option Bond Trust Receipts/Certificates Series XX1353 (Barclays Bank plc LIQ)144Aø	1.95	10-1-2054	5,625,000	5,625,000
Industrial development revenue: 0.20%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	3.30	7-15-2034	3,000,000	3,001,812
Utilities revenue: 2.60%
Black Belt Energy Gas District Project No. 7 Series C-1	4.00	12-1-2025	1,500,000	1,502,438
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,909,835
Black Belt Energy Gas District Project No. 7 Series C-2 (SIFMA Municipal Swap+0.35%)±	2.27	10-1-2052	6,000,000	5,922,143
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	10,000,000	10,474,342
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,529,270
Chatom Industrial Development Board PowerSouth Energy Cooperative (AG Insured)	5.00	8-1-2025	425,000	425,471
Chatom Industrial Development Board PowerSouth Energy Cooperative (AG Insured)	5.00	8-1-2026	500,000	509,520
Southeast Energy Authority A Cooperative District Project No. 3 Series A-1øø	5.50	1-1-2053	2,000,000	2,134,185
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	4,500,000	4,740,137
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2032	825,000	876,380
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2032	5,865,000	6,352,030
				40,375,751
				57,729,584
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Alaska: 0.62%
Airport revenue: 0.25%
State of Alaska International Airports System Series C AMT	5.00%	10-1-2026	$3,000,000	$3,068,144
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	815,953
				3,884,097
Health revenue: 0.11%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2025	1,310,000	1,314,124
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2026	385,000	392,556
				1,706,680
Miscellaneous revenue: 0.26%
Alaska Municipal Bond Bank Authority	5.00	12-1-2025	1,470,000	1,481,131
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,392,701
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2027	535,000	556,581
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2028	560,000	590,665
				4,021,078
				9,611,855
Arizona: 1.29%
Airport revenue: 0.13%
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2026	2,000,000	2,034,170
Education revenue: 0.02%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	172,189
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	177,203
				349,392
GO revenue: 0.06%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	910,771
Health revenue: 0.26%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	2.17	1-1-2046	630,000	629,224
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	2.17	1-1-2046	3,370,000	3,340,893
				3,970,117
Industrial development revenue: 0.82%
Chandler IDA Intel Corp. Series 1 AMTøø	5.00	9-1-2042	2,670,000	2,717,114
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.10	12-1-2035	10,000,000	10,001,850
				12,718,964
				19,983,414
Arkansas: 0.33%
Tax revenue: 0.33%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2028	435,000	464,772
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 3

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00%	8-1-2030	$100,000	$108,835
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	335,628
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2031	1,880,000	2,048,559
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2032	1,965,000	2,150,507
				5,108,301
California: 3.92%
Airport revenue: 0.17%
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2027	2,500,000	2,582,120
GO revenue: 0.32%
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,995,000	4,997,303
Health revenue: 0.57%
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2028	200,000	209,112
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2029	200,000	211,083
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2031	500,000	535,541
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2031	1,415,000	1,424,999
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2026	570,000	577,874
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	874,484
Palomar Health Obligated Group	5.00	11-1-2028	5,000,000	4,847,877
Washington Township Health Care District Series A	5.00	7-1-2025	200,000	200,000
				8,880,970
Housing revenue: 0.06%
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	0.40	12-1-2027	1,000,000	1,000,000
Miscellaneous revenue: 0.27%
California Municipal Finance Authority Palomar Health Obligated Group COP144A	5.00	11-1-2027	3,000,000	2,796,499
Lassen Municipal Utility District COP	4.00	5-1-2026	435,000	436,749
Lassen Municipal Utility District COP	4.00	5-1-2027	450,000	454,227
Lassen Municipal Utility District COP	4.00	5-1-2028	470,000	476,013
				4,163,488
Tax revenue: 0.08%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,256,799
Transportation revenue: 0.81%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	2.37	4-1-2056	2,750,000	2,728,972
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	2.22	4-1-2056	10,000,000	9,768,480
				12,497,452
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.64%
California Community Choice Financing Authority Series B-1øø	4.00%	2-1-2052	$7,000,000	$6,957,416
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	492,408
California Community Choice Financing Authority Series C	5.00	10-1-2029	675,000	705,068
California Community Choice Financing Authority Series C	5.00	10-1-2030	1,500,000	1,576,071
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2025	500,000	500,587
Long Beach Bond Finance Authority Series B (U.S. SOFR 3 Month+1.43%)±	4.50	11-15-2026	2,000,000	2,012,664
Los Angeles Department of Water & Power System Revenue Series A	5.00	7-1-2028	1,000,000	1,043,077
Los Angeles Department of Water & Power System Revenue Series A-6 (Bank of America N.A. SPA)ø	3.85	7-1-2035	3,000,000	3,000,000
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	8,710,000	9,160,095
				25,447,386
				60,825,518
Colorado: 0.98%
Education revenue: 0.16%
University of Colorado Series C-3Aøø	2.00	6-1-2051	2,500,000	2,487,570
GO revenue: 0.03%
Sand Creek Metropolitan District Series A (AG Insured)	4.00	12-1-2025	400,000	401,061
Health revenue: 0.06%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	921,875
Miscellaneous revenue: 0.54%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2025	2,455,000	2,458,725
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2026	4,050,000	4,067,604
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2030	675,000	723,172
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2031	1,000,000	1,077,027
				8,326,528
Tax revenue: 0.03%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2033	500,000	504,473
Transportation revenue: 0.13%
E-470 Public Highway Authority Series A	5.00	9-1-2025	300,000	300,919
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,794,403
				2,095,322
Water & sewer revenue: 0.03%
Central Weld County Water District (AG Insured)	5.00	12-1-2027	500,000	525,762
				15,262,591
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 5

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Connecticut: 0.93%
Education revenue: 0.43%
Connecticut State HEFA University of Hartford Series N	5.00%	7-1-2025	$140,000	$140,000
Connecticut State HEFA Yale University Series B-2øø	3.20	7-1-2037	5,000,000	4,981,238
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2025	400,000	401,745
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	596,416
Connecticut State Higher Education Supplement Loan Authority Series D	5.00	11-15-2025	500,000	503,730
				6,623,129
GO revenue: 0.13%
City of Bridgeport Series C	5.00	2-15-2026	1,325,000	1,342,113
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	725,817
				2,067,930
Health revenue: 0.06%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	380,666
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2027	250,000	258,521
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	314,387
				953,574
Tax revenue: 0.31%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2026	1,200,000	1,222,537
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,545,508
				4,768,045
				14,412,678
Delaware: 0.26%
Utilities revenue: 0.26%
Delaware State EDA Delmarva Power & Light Co. Series Aøø	1.05	1-1-2031	4,000,000	4,000,000
District of Columbia: 1.14%
Airport revenue: 1.01%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2025	6,320,000	6,347,538
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2026	1,180,000	1,208,704
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,038,178
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2028	1,000,000	1,052,842
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00%	10-1-2031	$1,000,000	$1,013,133
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,045,000	5,105,120
				15,765,515
Housing revenue: 0.13%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2025	2,000,000	2,001,269
				17,766,784
Florida: 3.36%
Airport revenue: 0.13%
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2025	2,000,000	2,008,076
Education revenue: 0.26%
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2025	1,000,000	1,002,716
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,017,400
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2025	500,000	501,222
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2026	750,000	761,311
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2026	250,000	251,021
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2027	255,000	256,434
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	271,614
				4,061,718
Health revenue: 0.68%
Halifax Hospital Medical Center Obligated Group	5.00	6-1-2029	1,360,000	1,380,630
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-4ø	2.00	11-15-2034	250,000	250,000
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	777,619
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	2,500,000	2,508,481
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2025	180,000	179,052
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2026	185,000	182,697
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	211,046
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2028	200,000	194,961
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1340 (Barclays Bank plc LIQ)144Aø	3.93	11-15-2049	4,875,000	4,875,000
				10,559,486
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 7

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.18%
Lee County HFA MHP Lee I LLCøø	3.50%	12-1-2042	$2,850,000	$2,859,599
Miscellaneous revenue: 0.03%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.25	5-1-2028	535,000	540,435
Resource recovery revenue: 0.08%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	1,250,000	1,245,051
Tax revenue: 0.39%
Leon County School District	4.00	9-1-2026	6,000,000	6,005,108
Transportation revenue: 0.44%
City of Miami Parking System Revenue (BAM Insured)	5.00	10-1-2029	1,945,000	2,086,727
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2026	735,000	747,699
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,005,554
				6,839,980
Utilities revenue: 0.38%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	896,455
Orlando Utilities Commission Series B (TD Bank N.A. SPA)ø	2.50	10-1-2039	5,000,000	5,000,000
				5,896,455
Water & sewer revenue: 0.79%
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2027	680,000	708,384
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2028	1,360,000	1,439,237
Tohopekaliga Water Authority144A	5.00	10-1-2025	9,160,000	9,200,348
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	410,320
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	209,148
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	266,000
				12,233,437
				52,249,345
Georgia: 4.29%
Health revenue: 0.07%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00	4-1-2026	1,000,000	1,014,262
Utilities revenue: 4.22%
Bartow County Development Authority Georgia Power Co.øø	3.95	12-1-2032	3,000,000	3,052,322
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,500,000	3,495,052
Development Authority of Burke County Georgia Power Co. Series 2øø	3.30	12-1-2049	2,500,000	2,482,225
Development Authority of Burke County Georgia Power Co. Series 4thøø	3.80	10-1-2032	8,500,000	8,537,219
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Development Authority of Monroe County Georgia Power Co.øø	3.35%	11-1-2048	$6,000,000	$5,943,708
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,397,804
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	4,055,387
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,386,586
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	1,009,401
Main Street Natural Gas, Inc. Series A	5.00	6-1-2028	1,500,000	1,560,516
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2052	8,000,000	8,304,554
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,160,844
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,000,000	2,113,591
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	8,900,000	8,873,420
Main Street Natural Gas, Inc. Series E	5.00	12-1-2028	2,225,000	2,327,942
Main Street Natural Gas, Inc. Series E	5.00	12-1-2029	2,750,000	2,898,535
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2026	300,000	302,888
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	1-1-2027	165,000	170,399
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2027	300,000	313,247
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	1-1-2028	200,000	210,703
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2028	300,000	319,007
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2029	600,000	647,601
				65,562,951
				66,577,213
Guam: 0.52%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	520,000	534,036
Miscellaneous revenue: 0.10%
Territory of Guam Series F	5.00	1-1-2028	500,000	516,058
Territory of Guam Series F	5.00	1-1-2029	1,000,000	1,042,829
				1,558,887
Utilities revenue: 0.26%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,339,105
Guam Power Authority Series A	5.00	10-1-2030	600,000	645,829
				3,984,934
Water & sewer revenue: 0.13%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2027	450,000	462,179
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 9

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00%	7-1-2025	$450,000	$450,000
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2028	1,000,000	1,039,369
				1,951,548
				8,029,405
Hawaii: 1.65%
GO revenue: 0.32%
State of Hawaii Series FB	4.00	4-1-2029	5,000,000	5,037,744
Housing revenue: 0.60%
City & County of Honolulu Komohale Maunakea Venture LP (Department of Housing and Urban Development Insured)øø	5.00	6-1-2027	4,500,000	4,570,534
City & County of Honolulu Komohale West Loch Venture LPøø	5.00	5-1-2029	4,500,000	4,698,466
				9,269,000
Miscellaneous revenue: 0.54%
State of Hawaii Airports System Revenue AMT COP	5.25	8-1-2025	1,945,000	1,949,102
State of Hawaii Airports System Revenue AMT COP	5.25	8-1-2026	6,350,000	6,363,229
				8,312,331
Utilities revenue: 0.19%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,955,547
				25,574,622
Illinois: 10.20%
Airport revenue: 0.87%
Chicago Midway International Airport Series A AMT	5.00	1-1-2030	3,755,000	3,980,971
Chicago Midway International Airport Series A AMT	5.00	1-1-2031	4,000,000	4,267,029
Chicago Midway International Airport Series B	5.00	1-1-2029	175,000	187,409
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	337,554
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	4,500,000	4,809,659
				13,582,622
Education revenue: 0.39%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	616,151
Illinois Finance Authority DePaul University Series A	5.00	10-1-2028	2,585,000	2,640,615
Illinois Finance Authority Noble Network of Charter Schools	5.00	9-1-2025	240,000	240,749
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2026	825,000	829,602
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	790,545
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2027	400,000	412,159
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2028	500,000	523,697
				6,053,518
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue: 5.04%
Boone Mchenry & Dekalb Counties Community Unit School District 100 Series B	4.00%	1-1-2028	$2,100,000	$2,151,280
Chicago Board of Education Series A	5.00	12-1-2031	1,710,000	1,728,637
Chicago Board of Education Series A (NPFGC Insured)	5.50	12-1-2026	1,540,000	1,563,063
Chicago Board of Education Series B	5.00	12-1-2025	2,460,000	2,466,276
Chicago Park District Series A	5.00	1-1-2028	1,000,000	1,006,965
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,005,595
Chicago Park District Series B	5.00	1-1-2029	1,500,000	1,600,142
City of Chicago Series A	5.00	1-1-2026	5,000,000	5,033,445
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,511,576
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,099,756
City of Chicago Series A	5.00	1-1-2029	340,000	354,642
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,380,232
City of Chicago Series B	5.00	1-1-2031	4,000,000	4,226,928
City of Chicago Series B	5.00	1-1-2032	1,500,000	1,589,603
City of Geneva	4.00	2-1-2027	450,000	457,433
City of Geneva	4.00	2-1-2028	280,000	287,572
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00	12-1-2031	2,000,000	2,049,887
County of Cook Series A	5.00	11-15-2025	1,200,000	1,207,988
County of Cook Series A	5.00	11-15-2026	1,950,000	2,004,612
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2026	635,000	640,265
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2027	500,000	509,443
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	978,044
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2027	795,000	819,731
Macon County School District No. 61 Decatur Series C (AG Insured)	4.00	1-1-2027	600,000	609,616
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia%%	5.50	7-1-2040	2,175,000	2,178,210
State of Illinois Series B	5.00	5-1-2030	13,500,000	14,441,991
State of Illinois Series D	5.00	11-1-2027	9,975,000	10,419,561
Village of Bolingbrook Series A (AG Insured)	5.00	1-1-2030	1,000,000	1,043,219
Village of Matteson Series A (BAM Insured)	4.00	12-1-2025	500,000	502,170
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	587,237
Village of Matteson Series B (BAM Insured)	4.00	12-1-2025	400,000	401,736
Village of Matteson Series C (BAM Insured)	4.00	12-1-2026	200,000	202,415
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	306,174
				78,365,444
Health revenue: 2.04%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	2,390,000	2,427,566
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series C (JPMorgan Chase Bank N.A. SPA)ø	4.00	8-15-2049	11,000,000	11,000,000
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series C (Barclays Bank plc SPA)ø	3.85	7-15-2055	4,000,000	4,000,000
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 11

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00%	11-15-2027	$800,000	$803,160
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,175,000	4,229,389
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	2.62	5-1-2042	2,250,000	2,235,147
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A144A	5.00	8-15-2029	4,895,000	4,905,974
Illinois Finance Authority University of Illinois	5.00	10-1-2025	500,000	501,398
Illinois Finance Authority University of Illinois	5.00	10-1-2026	600,000	610,226
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2026	465,000	460,089
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	472,397
				31,645,346
Housing revenue: 0.40%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	4,500,000	4,495,729
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2030	1,535,000	1,659,745
				6,155,474
Industrial development revenue: 0.28%
County of Peoria Caterpillar, Inc.ø	2.42	2-1-2030	4,300,000	4,300,000
Miscellaneous revenue: 0.13%
City of Chicago Lakeshore East Special Assessment Area144A	3.04	12-1-2028	241,000	231,739
Northern Illinois University COP (BAM Insured)	5.00	4-1-2030	760,000	809,842
Northern Illinois University COP (BAM Insured)	5.00	4-1-2031	860,000	923,532
				1,965,113
Tax revenue: 0.50%
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,232,725
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2027	370,000	371,405
State of Illinois Sales Tax Revenue Series C (BAM Insured)	4.00	6-15-2030	890,000	893,037
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,293,152
				7,790,319
Transportation revenue: 0.14%
Illinois State Toll Highway Authority Series C	5.00	1-1-2027	2,050,000	2,123,136
Water & sewer revenue: 0.41%
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,500,000	2,554,519
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,585,296
City of Waukegan Water & Sewer System Revenue (AG Insured)	5.00	12-30-2027	280,000	293,975
				6,433,790
				158,414,762
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Indiana: 2.34%
Housing revenue: 0.71%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.00%	2-1-2030	$8,080,000	$8,739,628
Mishawaka RDA Consolidated Allocation Area (BAM Insured)	5.00	2-15-2027	1,025,000	1,060,657
Tippecanoe County School Building Corp. Series B	5.00	1-15-2028	175,000	184,188
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	238,936
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	294,211
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	542,064
				11,059,684
Industrial development revenue: 0.59%
City of Whiting BP Products North America, Inc. Series A AMTøø	4.40	3-1-2046	1,500,000	1,522,831
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Sumitomo Mitsui Banking Corp. LOC)ø	3.85	12-1-2039	7,600,000	7,600,000
				9,122,831
Miscellaneous revenue: 0.60%
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2026	3,000,000	3,058,062
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,240,453
				9,298,515
Utilities revenue: 0.44%
City of Rockport Indiana Michigan Power Co. Series Aøø	3.70	6-1-2047	4,250,000	4,240,145
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	2,630,000	2,678,991
				6,919,136
				36,400,166
Iowa: 0.19%
GO revenue: 0.11%
City of Indianola	3.00	6-1-2027	855,000	855,372
City of Indianola	4.00	6-1-2028	880,000	909,835
				1,765,207
Health revenue: 0.08%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,200,000	1,214,748
				2,979,955
Kansas: 0.87%
GO revenue: 0.55%
City of Dodge City Series 2023-1	4.13	9-1-2025	3,000,000	3,002,874
City of Valley Center Series 1	4.38	12-1-2025	4,815,000	4,816,377
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2029	185,000	198,509
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2030	125,000	135,726
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2031	300,000	328,972
				8,482,458
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 13

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.32%
County of Shawnee Union at Tower District LP Series Aøø	3.75%	5-1-2059	$5,000,000	$5,030,779
				13,513,237
Kentucky: 1.88%
Education revenue: 0.10%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2027	525,000	520,104
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	535,402
Kentucky Bond Development Corp. Centre College	4.00	6-1-2026	210,000	211,613
Kentucky Bond Development Corp. Centre College	4.00	6-1-2028	250,000	255,659
				1,522,778
Industrial development revenue: 0.18%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,750,000	2,765,858
Miscellaneous revenue: 0.16%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2027	1,075,000	1,094,131
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2029	960,000	976,133
Kentucky State University COP (BAM Insured)	5.00	11-1-2027	160,000	167,577
Kentucky State University COP (BAM Insured)	5.00	11-1-2028	200,000	213,088
				2,450,929
Utilities revenue: 1.32%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,581,838
Kentucky Public Energy Authority Series A-1	5.00	7-1-2029	1,400,000	1,472,672
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	6,000,000	6,410,368
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	7,500,000	7,084,360
				20,549,238
Water & sewer revenue: 0.12%
County of Owen American Water/Kentucky-American Water Co. Obligated Groupøø	3.88	6-1-2040	2,000,000	1,970,016
				29,258,819
Louisiana: 0.28%
Health revenue: 0.22%
Louisiana PFA Children’s Medical Center Obligated Group Series A3øø	5.00	6-1-2045	3,250,000	3,399,590
Water & sewer revenue: 0.06%
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	1,000,000	927,029
				4,326,619
Maine: 0.11%
Education revenue: 0.03%
Finance Authority of Maine Class A Series 2019A-1 AMT (AG Insured)	5.00	12-1-2025	425,000	427,465
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.08%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00%	7-1-2026	$500,000	$510,277
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2025	810,000	810,000
				1,320,277
				1,747,742
Maryland: 1.06%
GO revenue: 0.26%
State of Maryland Series A	4.00	3-15-2030	4,000,000	4,069,076
Health revenue: 0.23%
Maryland Health & Higher Educational Facilities Authority Luminis Health Obligated Group Series A	5.00	7-1-2031	3,500,000	3,570,164
Housing revenue: 0.07%
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2029	935,000	984,121
Transportation revenue: 0.39%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	6,000,000	6,060,107
Water & sewer revenue: 0.11%
Washington Suburban Sanitary Commission Series B (TD Bank N.A. SPA)ø	3.95	6-1-2027	1,735,000	1,735,000
				16,418,468
Massachusetts: 0.42%
Education revenue: 0.05%
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2026	420,000	424,179
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	442,030
				866,209
GO revenue: 0.32%
Spencer East Brookfield Regional School District BAN	3.75	12-18-2025	5,000,000	5,007,704
Health revenue: 0.05%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2026	300,000	307,186
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AG Insured)	5.00	10-1-2027	410,000	428,411
				735,597
				6,609,510
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 15

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Michigan: 1.91%
Airport revenue: 0.09%
Gerald R Ford International Airport Authority AMT	5.00%	1-1-2029	$150,000	$159,761
Gerald R Ford International Airport Authority AMT	5.00	1-1-2031	1,110,000	1,206,570
				1,366,331
Education revenue: 0.08%
Lake Superior State University (AG Insured)	4.00	11-15-2026	390,000	394,677
Lake Superior State University (AG Insured)	4.00	11-15-2027	405,000	413,674
Lake Superior State University (AG Insured)	4.00	11-15-2028	405,000	415,450
				1,223,801
GO revenue: 0.04%
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2026	285,000	288,187
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2028	300,000	309,879
				598,066
Health revenue: 0.49%
Michigan Finance Authority Bronson Health Care Group Obligated Group Series Cøø	3.75	11-15-2049	7,600,000	7,620,101
Housing revenue: 0.27%
Michigan State Building Authority Series Iø	2.02	4-15-2059	1,990,000	1,990,000
Michigan State Housing Development Authority Flats Phase I Ltd. Dividend Housing Association LLCøø	3.80	7-1-2041	2,250,000	2,257,460
				4,247,460
Industrial development revenue: 0.32%
Michigan Strategic Fund Consumers Energy Co. AMTøø	3.35	10-1-2049	3,000,000	2,957,171
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,988,718
				4,945,889
Utilities revenue: 0.62%
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMTøø	3.88	6-1-2053	10,000,000	9,642,970
				29,644,618
Minnesota: 2.41%
Health revenue: 1.97%
City of Maple Grove Hospital Corp.	5.00	5-1-2031	1,000,000	1,014,162
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,935,000	17,081,252
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2030	1,000,000	1,004,659
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	11,500,000	11,500,000
				30,600,073
Housing revenue: 0.38%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.01	8-15-2038	1,700,000	1,700,000
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00%	2-1-2026	$180,000	$182,003
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2027	330,000	340,551
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2028	345,000	362,732
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2029	370,000	393,827
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2030	390,000	420,936
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2031	415,000	451,896
Minnesota Housing Finance Agency Series A-2 (Department of Housing and Urban Development Insured)	3.88	8-1-2026	2,000,000	2,000,879
				5,852,824
Utilities revenue: 0.06%
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2027	400,000	413,015
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2028	500,000	526,750
				939,765
				37,392,662
Mississippi: 0.17%
Health revenue: 0.16%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	2,500,000	2,501,714
Industrial development revenue: 0.01%
Mississippi Business Finance Corp. Power Co. AMTø	4.05	5-1-2028	120,000	120,000
				2,621,714
Missouri: 1.60%
Education revenue: 0.17%
HEFA of the State of Missouri Webster University	5.00	4-1-2026	2,630,000	2,593,968
Health revenue: 0.73%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,265,654
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series 2025A	5.00	2-1-2028	1,865,000	1,924,027
HEFA of the State of Missouri SSM Health Care Obligated Group Series Aøø	5.00	6-1-2039	3,000,000	3,155,149
Joplin IDA Freeman Health System Obligated Group	5.00	2-15-2031	850,000	922,892
				11,267,722
Housing revenue: 0.34%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,073,528
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,237,796
				5,311,324
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 17

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.10%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø%%	4.05%	5-1-2038	$1,625,000	$1,628,391
Miscellaneous revenue: 0.04%
County of Barry COP	5.00	10-1-2028	610,000	635,155
Utilities revenue: 0.22%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	3.50	5-1-2038	3,500,000	3,500,000
				24,936,560
Montana: 0.19%
Health revenue: 0.19%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2025	325,000	325,607
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2027	500,000	519,804
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,126,868
				2,972,279
Nebraska: 1.32%
Airport revenue: 0.07%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,046,262
Health revenue: 0.21%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series Bøø	5.00	11-15-2053	3,250,000	3,255,843
Housing revenue: 0.32%
City of Lincoln Central at South Haymarket LPøø	3.37	1-10-2048	5,000,000	5,010,076
Utilities revenue: 0.72%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	5,645,000	5,648,740
Central Plains Energy Project No. 3 Series A	5.00	9-1-2031	1,685,000	1,796,297
Central Plains Energy Project No. 4 Series Aøø	5.00	5-1-2054	3,500,000	3,678,874
				11,123,911
				20,436,092
Nevada: 0.34%
GO revenue: 0.34%
Clark County School District Series B (AG Insured)	5.00	6-15-2027	5,000,000	5,225,783
New Jersey: 1.12%
Education revenue: 0.17%
New Jersey Higher Education Student Assistance Authority Series 1-A AMT	5.00	12-1-2030	2,500,000	2,627,919
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.05%
Newark Board of Education (BAM Insured)	5.00%	7-15-2027	$350,000	$365,018
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	371,807
				736,825
Housing revenue: 0.58%
New Jersey Health Care Facilities Financing Authority	5.00	9-15-2025	2,500,000	2,509,202
New Jersey Health Care Facilities Financing Authority	5.00	9-15-2026	2,000,000	2,050,885
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series D AMT	2.90	10-1-2025	1,200,000	1,196,781
New Jersey TTFA Series A-1	5.00	6-15-2030	3,265,000	3,315,469
				9,072,337
Water & sewer revenue: 0.32%
New Jersey EDA American Water Co., Inc. Series B AMTøø	3.75	11-1-2034	5,000,000	4,998,313
				17,435,394
New Mexico: 1.28%
Housing revenue: 0.26%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	4,000,000	3,997,125
Industrial development revenue: 0.65%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90	6-1-2040	10,000,000	10,123,174
Utilities revenue: 0.37%
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2026	475,000	481,376
New Mexico Municipal Energy Acquisition Authorityøø	5.00	6-1-2054	5,000,000	5,299,287
				5,780,663
				19,900,962
New York: 10.37%
Airport revenue: 0.70%
Albany County Airport Authority Series B AMT	5.00	12-15-2026	1,070,000	1,097,598
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2027	5,000,000	5,180,616
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	500,631
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	518,062
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	524,438
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	529,715
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	4.00	7-1-2031	2,525,000	2,522,094
				10,873,154
Education revenue: 0.69%
City of New Rochelle Iona College Series A	5.00	7-1-2031	1,070,000	1,070,000
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 19

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05%	2-1-2031	$960,000	$905,307
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	700,000	695,148
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2025	600,000	600,000
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	863,887
New York State Dormitory Authority Pace University Series A	5.25	5-1-2028	250,000	261,203
New York State Dormitory Authority Pace University Series A	5.25	5-1-2030	500,000	532,751
New York State Dormitory Authority Pace University Series A	5.25	5-1-2031	375,000	402,333
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2026	400,000	407,824
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2027	510,000	529,993
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0575 (JPMorgan Chase Bank N.A. LIQ)144Aø	4.05	7-1-2032	4,400,000	4,400,000
				10,668,446
GO revenue: 2.68%
City of Cortland BAN	4.50	5-15-2026	6,000,000	6,009,261
City of Ithaca BAN	4.25	2-13-2026	9,740,111	9,772,016
City of Mount Vernon BAN144A	5.00	5-29-2026	7,533,000	7,588,104
City of New York Series D-3 (State Street Bank & Trust Co. SPA)ø	4.05	5-1-2052	7,000,000	7,000,000
City of New York Series D-4 (State Street Bank & Trust Co. SPA)ø	4.02	5-1-2052	8,300,000	8,300,000
City of Poughkeepsie	4.00	4-15-2027	480,000	478,923
Village of Lowville BAN	5.38	8-21-2025	2,480,000	2,482,309
				41,630,613
Health revenue: 0.35%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	5.00	4-1-2026	500,000	506,609
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	5.00	4-1-2027	950,000	981,831
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2025	3,000,000	3,003,129
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2026	1,000,000	1,017,781
				5,509,350
Housing revenue: 0.72%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	5,500,000	5,510,802
New York City Housing Development Corp. Series G-2 AMT	1.95	11-1-2025	520,000	517,788
New York City Housing Development Corp. Series G-2 AMT	2.00	5-1-2026	535,000	526,727
New York Liberty Development Corp. Series A	1.20	11-15-2028	2,500,000	2,267,233
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,425,000	2,312,387
				11,134,937
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.88%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00%	10-1-2030	$2,500,000	$2,456,582
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	3,965,000	3,981,729
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2027	2,000,000	2,029,415
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2028	5,000,000	5,121,936
				13,589,662
Miscellaneous revenue: 1.61%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2030	1,000,000	1,080,040
Tender Option Bond Trust Receipts/Certificates Series MS0041 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	2.32	5-1-2026	3,335,000	3,335,000
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	6,000,000	5,700,811
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2026	10,000,000	10,182,473
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	11-15-2031	3,500,000	3,922,925
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Series A	5.00	12-1-2029	750,000	821,159
				25,042,408
Resource recovery revenue: 0.08%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2 AMT144Aøø	5.13	9-1-2050	1,200,000	1,234,403
Tax revenue: 0.06%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A4 (Bank of America N.A. SPA)ø	4.05	8-1-2041	1,000,000	1,000,000
Transportation revenue: 1.40%
Metropolitan Transportation Authority Series A	5.00	11-15-2031	4,000,000	4,402,131
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,589,542
Metropolitan Transportation Authority Series A-2øø	5.00	11-15-2045	8,310,000	8,782,929
Metropolitan Transportation Authority Series B	5.00	11-15-2028	365,000	388,610
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,600,400
				21,763,612
Utilities revenue: 0.22%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,421,330
Water & sewer revenue: 0.98%
New York City Municipal Water Finance Authority Water & Sewer System Series AA-4 (State Street Bank & Trust Co. SPA)ø	4.00	6-15-2049	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 21

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	4.05%	6-15-2049	$10,000,000	$10,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,276,902
				15,276,902
				161,144,817
North Carolina: 0.95%
Health revenue: 0.23%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,484,682
North Carolina Medical Care Commission Friends Homes Obligated Group Series B2	2.30	9-1-2025	1,250,000	1,244,946
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2026	245,000	246,258
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2027	295,000	299,657
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	312,852
				3,588,395
Housing revenue: 0.08%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2028	1,155,000	1,168,028
Resource recovery revenue: 0.64%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.75	6-1-2038	10,000,000	9,999,600
				14,756,023
North Dakota: 0.62%
Health revenue: 0.62%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2025	380,000	380,837
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	443,234
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,160,258
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2028	1,525,000	1,589,361
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,750,000	1,834,759
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,593,937
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2030	200,000	215,136
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2031	325,000	352,099
				9,569,621
Ohio: 3.77%
Airport revenue: 0.20%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,185,666
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.56%
City of Cleveland Series A	5.00%	12-1-2026	$3,610,000	$3,641,540
City of Fairview Park BAN	5.00	11-13-2025	5,000,000	5,022,179
				8,663,719
Health revenue: 1.56%
Akron Bath Copley Joint Township Hospital District Summa Health System Obligated Group	5.00	11-15-2025	495,000	497,361
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,342,660
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	662,423
State of Ohio Premier Health Partners Obligated Group	5.00	11-15-2025	265,000	266,106
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	2.20	1-15-2049	12,400,000	12,400,000
				24,168,550
Housing revenue: 0.38%
Cuyahoga Metropolitan Housing Authority Wade Park LP (FHA Insured)øø	4.75	12-1-2027	4,000,000	4,021,468
Ohio Housing Finance Agency At Main LLCøø	3.70	11-1-2047	1,800,000	1,811,407
				5,832,875
Industrial development revenue: 0.24%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	3,750,000	3,715,404
Miscellaneous revenue: 0.04%
Dayton City School District COP	3.00	12-1-2026	180,000	179,957
Dayton City School District COP	3.00	12-1-2027	270,000	269,810
Dayton City School District COP	4.00	12-1-2028	230,000	236,496
				686,263
Tax revenue: 0.37%
City of Akron Income Tax Revenue	4.00	12-1-2027	3,540,000	3,631,873
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,069,617
				5,701,490
Utilities revenue: 0.42%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2027	400,000	413,987
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2029	350,000	375,906
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2026	1,500,000	1,519,187
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 23

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00%	2-15-2027	$1,600,000	$1,655,948
Ohio Air Quality Development Authority Dayton Power & Light Co. Series A AMTøø	4.25	11-1-2040	2,550,000	2,578,330
				6,543,358
				58,497,325
Oklahoma: 2.24%
GO revenue: 0.15%
Canadian County Independent School District No. 34 El Reno	3.65	7-1-2025	2,355,000	2,355,000
Health revenue: 0.32%
Comanche County Hospital Authority	5.00	7-1-2025	600,000	600,000
Comanche County Hospital Authority	5.00	7-1-2027	1,800,000	1,800,582
Comanche County Hospital Authority	5.00	7-1-2029	500,000	500,121
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2031	2,000,000	2,001,228
				4,901,931
Housing revenue: 1.67%
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00	6-1-2030	2,540,000	2,761,152
Creek County Educational Facilities Authority Independent School District No. 2 Bristow	5.00	9-1-2031	3,900,000	4,202,055
Kingfisher Special Projects Authority Independent School District No. 7	4.00	3-1-2026	2,005,000	2,015,771
Mcintosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00	9-1-2027	415,000	398,196
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2030	2,120,000	2,217,478
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2031	1,250,000	1,305,979
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2025	550,000	550,305
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	594,747
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2030	3,500,000	3,790,451
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2025	930,000	931,959
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2025	3,000,000	3,004,609
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2031	835,000	924,487
Wagoner County School Development Authority Independent School District No. 19	4.00	9-1-2025	1,255,000	1,256,265
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	468,886
Weatherford Industrial Trust Independent School District No. 26	5.00	3-1-2027	1,475,000	1,517,778
				25,940,118
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.05%
Kay County Public Buildings Authority Sales Tax Revenue	2.38%	4-1-2026	$750,000	$737,209
Tax revenue: 0.05%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	825,119
				34,759,377
Oregon: 1.87%
Airport revenue: 0.77%
Port of Portland Airport Revenue Series 26-C AMT	5.00	7-1-2026	1,240,000	1,261,799
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2030	10,000,000	10,703,615
				11,965,414
GO revenue: 0.78%
Port of Morrow Series A	4.00	6-1-2026	345,000	347,602
Port of Morrow Series A	4.00	6-1-2027	535,000	543,194
State of Oregon Article XI-Q State Projects Series A	5.00	5-1-2028	10,485,000	11,185,188
				12,075,984
Industrial development revenue: 0.32%
Oregon State Business Development Commission Intel Corp. Series 232øø	3.80	12-1-2040	5,000,000	5,038,690
				29,080,088
Pennsylvania: 5.07%
Airport revenue: 0.43%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2027	2,000,000	2,047,061
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,077,466
City of Philadelphia Airport Revenue Series A	5.00	7-1-2026	1,160,000	1,185,574
City of Philadelphia Airport Revenue Series A	5.00	7-1-2027	1,400,000	1,462,378
				6,772,479
Education revenue: 0.80%
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	395,228
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	429,537
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2026	1,005,000	1,006,130
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2028	1,090,000	1,096,735
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2026	1,475,000	1,490,219
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	514,287
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2029	1,115,000	1,192,093
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AG Insured)	5.00	5-1-2030	1,795,000	1,943,596
Pennsylvania Higher Educational Facilities Authority York College Series T4øø	4.50	5-1-2033	2,985,000	2,998,565
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2029	1,395,000	1,394,494
				12,460,884
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 25

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.82%
Albert Gallatin Area School District Series A (AG Insured)	4.00%	9-1-2025	$1,130,000	$1,131,635
Albert Gallatin Area School District Series B (AG Insured)	4.00	9-1-2025	350,000	350,507
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	3,985,242
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2025	220,000	219,166
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2027	200,000	193,104
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2028	220,000	208,463
Butler Area School District (AG Insured)	5.00	10-1-2025	4,695,000	4,716,628
City of Oil City Series A (AG Insured)	4.00	12-1-2026	200,000	203,262
City of Oil City Series A (AG Insured)	4.00	12-1-2027	195,000	200,107
City of Oil City Series A (AG Insured)	4.00	12-1-2028	200,000	206,369
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,345,266
				12,759,749
Health revenue: 1.56%
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2027	1,305,000	1,306,606
Geisinger Authority Kaiser Obligated Group Series Bøø	5.00	4-1-2043	10,000,000	10,198,168
Jefferson County Hospital Authority Punxsutawney Area Hospital, Inc.144A	4.50	1-15-2027	7,000,000	7,030,927
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.00	11-1-2030	2,030,000	2,163,851
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2029	190,000	199,539
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2031	210,000	223,902
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	472,269
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	559,474
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	2,016,093
				24,170,829
Housing revenue: 0.36%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	1,835,000	1,849,944
Pennsylvania Housing Finance Agency Series 125A AMT	2.38	10-1-2025	1,795,000	1,788,010
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	1,460,000	1,463,357
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2025	220,000	221,022
Pennsylvania Housing Finance Agency Series 137	5.00	4-1-2026	240,000	243,662
				5,565,995
Miscellaneous revenue: 0.17%
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2026	615,000	616,071
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AG Insured)	5.00	2-1-2026	2,000,000	2,023,259
				2,639,330
Tax revenue: 0.10%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2026	500,000	503,832
The accompanying notes are an integral part of these financial statements.
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2027	$500,000	$513,746
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	520,142
				1,537,720
Transportation revenue: 0.75%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	530,740
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	550,703
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	2.77	7-15-2041	8,500,000	8,484,590
Pennsylvania Turnpike Commission (TD Bank N.A. LOC)ø	1.92	12-1-2039	1,500,000	1,500,000
Pennsylvania Turnpike Commission Series B	5.00	12-1-2025	300,000	302,547
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	361,268
				11,729,848
Water & sewer revenue: 0.08%
Allegheny County Sanitary Authority Series A	5.00	6-1-2026	850,000	867,314
Allegheny County Sanitary Authority Series A	5.00	6-1-2027	300,000	313,001
				1,180,315
				78,817,149
Rhode Island: 0.10%
Housing revenue: 0.10%
Providence Public Building Authority Capital Improvement Program Projects Series A (AG Insured)	5.00	9-15-2030	1,500,000	1,629,121
South Carolina: 0.37%
GO revenue: 0.23%
County of Colleton General Obligation Capital Project (BAM Insured)	4.00	7-1-2027	3,535,000	3,626,126
Health revenue: 0.02%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2030	250,000	261,689
Utilities revenue: 0.12%
South Carolina Public Service Authority Series A	5.00	12-1-2031	850,000	939,011
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	411,933
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	441,151
				1,792,095
				5,679,910
Tennessee: 1.63%
Airport revenue: 0.29%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	697,873
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 27

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Metropolitan Nashville Airport Authority Series B AMT	5.00%	7-1-2028	$1,000,000	$1,049,177
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,841,276
				4,588,326
Health revenue: 0.51%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00	4-1-2029	770,000	802,279
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A	5.00	5-1-2028	330,000	339,258
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series A	5.00	5-1-2029	2,685,000	2,755,691
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.13	9-1-2036	4,000,000	4,000,000
				7,897,228
Utilities revenue: 0.83%
City of Memphis Electric System Revenue Series A	5.00	12-1-2025	600,000	605,268
City of Memphis Electric System Revenue Series A	5.00	12-1-2026	600,000	619,911
City of Memphis Electric System Revenue Series A	5.00	12-1-2027	450,000	474,915
Tennergy Corp. Series A	5.50	12-1-2028	1,000,000	1,057,268
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,623,907
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	7,500,000	7,510,658
				12,891,927
				25,377,481
Texas: 12.51%
Airport revenue: 1.01%
City of Austin Airport System Revenue AMT	5.00	11-15-2025	1,500,000	1,509,607
City of El Paso Airport Revenue AMT	5.00	8-15-2025	3,110,000	3,115,884
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,017,876
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,033,886
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2028	3,000,000	3,143,155
City of Houston Airport System Revenue Series B	5.00	7-1-2026	1,500,000	1,532,323
Dallas Fort Worth International Airport Series A	5.00	11-1-2025	1,000,000	1,005,840
Love Field Airport Modernization Corp. Dallas Airport Revenue AMT	5.00	11-1-2026	3,250,000	3,322,546
				15,681,117
Education revenue: 0.32%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	356,423
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	295,371
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2030	200,000	217,275
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2031	205,000	224,864
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2032	215,000	237,014
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2025	360,000	360,440
The accompanying notes are an integral part of these financial statements.
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00%	8-15-2027	$500,000	$517,875
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	315,152
Clifton Higher Education Finance Corp. Series Bøø	4.00	2-15-2055	1,000,000	1,018,342
Odessa Junior College District (AG Insured)	4.00	7-1-2028	400,000	411,955
Texas PFA Southern University (BAM Insured)	5.00	5-1-2028	1,000,000	1,015,914
				4,970,625
GO revenue: 2.56%
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,800,729
City of Port Arthur (BAM Insured)	5.00	2-15-2026	290,000	293,450
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	320,768
City of Port Arthur (BAM Insured)	5.00	2-15-2028	365,000	385,023
Dallas Independent School District Series A-1øø	5.00	2-15-2055	5,000,000	5,048,968
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,200,000	1,160,409
Fort Bend Independent School District Series Bøø	3.80	8-1-2055	5,000,000	5,074,668
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,092,579
Katy Independent School District Series Cøø	4.00	8-15-2050	6,000,000	6,063,904
Northside Independent School Districtøø	3.55	6-1-2050	5,000,000	5,039,322
Pasadena Independent School District Series A	4.00	2-15-2032	4,000,000	4,001,117
Round Rock Independent School District Series Aøø	5.00	8-1-2044	5,000,000	5,423,312
				39,704,249
Health revenue: 1.44%
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,295,126
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series Bøø	5.00	10-1-2051	8,500,000	9,292,089
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2030	850,000	927,966
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2031	900,000	994,603
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Eøø	5.00	11-15-2052	4,000,000	4,048,168
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,458,882
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	4.00	10-1-2041	300,000	300,000
				22,316,834
Housing revenue: 1.39%
Alamo Area Housing Finance Corp. Cedar Bluff Apartments LPøø	3.39	7-10-2044	5,000,000	5,042,395
Arlington Housing Finance Corp. Reserve at Mayfield LLCøø	3.50	11-1-2043	5,000,000	5,000,140
Housing Options, Inc. Culbreath LPøø	3.75	11-1-2045	4,000,000	4,036,379
Houston Housing Finance Corp. Cordova Apartments LPøø	3.65	2-1-2048	3,700,000	3,721,359
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 29

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.20%	3-1-2038	$1,700,000	$1,700,000
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,007,372
				21,507,645
Industrial development revenue: 0.72%
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	7,000,000	6,851,213
Mission Economic Development Corp. Graphic Packaging International LLC AMTøø	5.00	12-1-2064	2,500,000	2,555,109
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	1.88	1-1-2026	800,000	790,259
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	525,000	507,790
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	545,381
				11,249,752
Miscellaneous revenue: 0.22%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2029	420,000	452,471
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AG Insured)	5.00	10-1-2030	1,520,000	1,655,484
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2029	400,000	430,925
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	816,850
				3,355,730
Resource recovery revenue: 1.35%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	3,500,000	3,626,456
Mission Economic Development Corp. Waste Management, Inc. Series B AMTøø	3.95	7-1-2040	5,000,000	5,000,165
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Bø	4.00	4-1-2040	9,000,000	9,000,000
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Cø	4.10	4-1-2040	3,400,000	3,400,000
				21,026,621
Tax revenue: 0.42%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2025	480,000	480,877
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2026	510,000	517,657
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2027	845,000	867,426
The accompanying notes are an integral part of these financial statements.
30 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City of Dallas Hotel Occupancy Tax Revenue	4.00%	8-15-2028	$1,290,000	$1,294,882
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	3,415,000	3,416,057
				6,576,899
Transportation revenue: 1.00%
Central Texas Turnpike System Series Bøø	5.00	8-15-2042	10,000,000	10,521,262
Central Texas Turnpike System Series C	5.00	8-15-2031	3,500,000	3,852,330
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2030	450,000	490,869
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2031	600,000	662,349
				15,526,810
Utilities revenue: 1.60%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	11,500,000	11,401,685
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,073,248
Lower Colorado River Authority (AG Insured)	5.00	5-15-2027	1,385,000	1,442,929
Lower Colorado River Authority (AG Insured)	5.00	5-15-2028	2,285,000	2,425,770
Texas Municipal Gas Acquisition & Supply Corp. II (SIFMA Municipal Swap+0.55%)±	2.47	9-15-2027	5,035,000	5,002,559
Texas Municipal Power Agency (AG Insured)	3.00	9-1-2026	950,000	950,970
Texas Municipal Power Agency (AG Insured)	3.00	9-1-2027	1,600,000	1,601,013
				24,898,174
Water & sewer revenue: 0.48%
San Antonio Water System Series A (Truist Bank SPA)ø	3.95	5-1-2054	7,500,000	7,500,000
				194,314,456
Utah: 0.30%
Airport revenue: 0.23%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	3,600,000	3,600,000
Telecom revenue: 0.02%
Utah Infrastructure Agency	3.00	10-15-2026	310,000	307,503
Utilities revenue: 0.05%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2030	385,000	418,346
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2031	300,000	329,475
				747,821
				4,655,324
Vermont: 0.26%
Housing revenue: 0.26%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	4,000,000	4,002,780
Virginia: 1.52%
Airport revenue: 0.10%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,523,436
Education revenue: 0.06%
Virginia College Building Authority Regent University	5.00	6-1-2026	300,000	303,174
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 31

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Virginia College Building Authority Regent University	5.00%	6-1-2027	$275,000	$281,890
Virginia College Building Authority Regent University	5.00	6-1-2028	300,000	312,084
				897,148
Housing revenue: 0.71%
Arlington County IDA Park Shirlington Preservation LP Series A	5.00	1-1-2026	6,000,000	6,057,861
Virginia Housing Development Authority Series Føø	3.63	7-1-2055	5,065,000	5,064,985
				11,122,846
Tax revenue: 0.06%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	680,000	224,400
Marquis CDA of York County Virginia Series A	5.10	9-1-2036	2,169,000	715,770
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,732
				948,902
Utilities revenue: 0.59%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65	11-1-2035	9,000,000	9,121,421
				23,613,753
Washington: 2.26%
GO revenue: 0.41%
City of Seattle Series A	4.00	4-1-2031	2,395,000	2,410,780
State of Washington	5.00	6-1-2026	1,570,000	1,603,400
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,321,068
				6,335,248
Health revenue: 1.22%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	3,655,000	3,725,773
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	2,034,778
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2øø	5.00	8-1-2049	8,430,000	8,444,143
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	4,125,000	4,152,107
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2025	275,000	277,199
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2026	285,000	293,703
				18,927,703
Housing revenue: 0.46%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,041,346
King County Housing Authority	4.00	10-1-2027	300,000	304,308
Snohomish County Housing Authority	5.00	4-1-2026	730,000	739,233
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,071,037
				7,155,924
The accompanying notes are an integral part of these financial statements.
32 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.17%
Energy Northwest Bonneville Power Administration Series A	5.00%	7-1-2030	$2,500,000	$2,757,953
				35,176,828
West Virginia: 0.16%
Resource recovery revenue: 0.16%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,512,710
Wisconsin: 3.00%
GO revenue: 0.05%
Monroe School District (AG Insured)	5.00	3-1-2030	675,000	733,231
Health revenue: 2.19%
PFA Renown Regional Medical Center Obligated Group Series A	5.00	6-1-2031	3,000,000	3,001,518
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	206,360
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2028	225,000	235,259
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.04	2-15-2054	1,275,000	1,275,000
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 3øø	5.00	8-15-2054	1,250,000	1,269,559
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2025	1,000,000	1,000,000
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,079,159
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	5.00	2-15-2029	2,500,000	2,648,594
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2øø	5.00	2-15-2051	18,300,000	18,731,917
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2029	1,000,000	1,002,707
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2025	245,000	245,358
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	358,308
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2030	1,035,000	1,061,394
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	791,787
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	855,124
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	139,328
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	193,894
				34,095,266
Industrial development revenue: 0.09%
PFA Waste Management, Inc. Series A-2 AMT	2.88	5-1-2027	1,400,000	1,376,330
Miscellaneous revenue: 0.23%
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,500,000	3,552,733
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 33

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.15%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50%	12-15-2026	$2,310,000	$2,362,175
Utilities revenue: 0.19%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	2,977,964
Water & sewer revenue: 0.10%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,600,000	1,570,787
				46,668,486
Wyoming: 0.22%
Health revenue: 0.22%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	3,500,000	3,500,349
Total municipal obligations (Cost $1,531,721,191)				1,521,122,250

		Yield	Shares
Short-term investments: 0.72%
Investment companies: 0.72%
Allspring Government Money Market Fund Select Class♠∞##		4.26	11,230,843	11,230,843
Total short-term investments (Cost $11,230,843)				11,230,843
Total investments in securities (Cost $1,552,952,034)	99.29%			1,542,353,093
Other assets and liabilities, net	0.71			11,032,051
Total net assets	100.00%			$1,553,385,144

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

The accompanying notes are an integral part of these financial statements.
34 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—June 30, 2025

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,979,316	$488,483,750	$(484,232,223)	$0	$0	$11,230,843	11,230,843	$270,730
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 35

Statement of assets and liabilities—June 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,541,721,191)	$1,531,122,250
Investments in affiliated securities, at value (cost $11,230,843)	11,230,843
Cash	515,733
Receivable for interest	15,855,182
Receivable for Fund shares sold	767,147
Receivable for investments sold	265,719
Prepaid expenses and other assets	676
Total assets	1,559,757,550
Liabilities
Payable for when-issued transactions	3,802,914
Payable for Fund shares redeemed	1,592,905
Management fee payable	363,953
Dividends payable	269,432
Administration fees payable	113,879
Shareholder servicing fees payable	63,331
Distribution fee payable	2,914
Trustees’ fees and expenses payable	640
Accrued expenses and other liabilities	162,438
Total liabilities	6,372,406
Total net assets	$1,553,385,144
Net assets consist of
Paid-in capital	$1,627,077,616
Total distributable loss	(73,692,472)
Total net assets	$1,553,385,144
The accompanying notes are an integral part of these financial statements.
36 | Allspring Short-Term Municipal Bond Fund

Statement of assets and liabilities—June 30, 2025
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$302,621,416
Shares outstanding–Class A1	31,189,521
Net asset value per share–Class A	$9.70
Maximum offering price per share – Class A2	$9.90
Net assets–Class C	$4,710,406
Shares outstanding–Class C1	485,457
Net asset value per share–Class C	$9.70
Net assets–Class R6	$135,178,205
Shares outstanding–Class R6[1]	13,905,392
Net asset value per share–Class R6	$9.72
Net assets–Administrator Class	$1,644,327
Shares outstanding–Administrator Class[1]	169,548
Net asset value per share–Administrator Class	$9.70
Net assets–Institutional Class	$1,109,230,790
Shares outstanding–Institutional Class[1]	114,123,556
Net asset value per share–Institutional Class	$9.72
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 37

Statement of operations—year ended June 30, 2025
Statement of operations
Investment income
Interest	$48,207,240
Income from affiliated securities	270,730
Total investment income	48,477,970
Expenses
Management fee	5,416,011
Administration fees
Class A	477,528
Class C	7,002
Class R6	40,077
Administrator Class	1,561
Institutional Class	905,096
Shareholder servicing fees
Class A	795,084
Class C	11,670
Administrator Class	3,844
Distribution fee
Class C	35,011
Custody and accounting fees	62,669
Professional fees	84,109
Registration fees	30,080
Shareholder report expenses	113,843
Trustees’ fees and expenses	21,925
Other fees and expenses	42,198
Total expenses	8,047,708
Less: Fee waivers and/or expense reimbursements
Fund-level	(674,928)
Class A	(346,998)
Class C	(4,342)
Administrator Class	(1,116)
Net expenses	7,020,324
Net investment income	41,457,646
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,374,778)
Net change in unrealized gains (losses) on investments	19,924,410
Net realized and unrealized gains (losses) on investments	18,549,632
Net increase in net assets resulting from operations	$60,007,278
The accompanying notes are an integral part of these financial statements.
38 | Allspring Short-Term Municipal Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$41,457,646		$46,200,480
Net realized gains (losses) on investments		(1,374,778)		423,776
Net change in unrealized gains (losses) on investments		19,924,410		16,245,260
Net increase in net assets resulting from operations		60,007,278		62,869,516
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,744,467)		(8,459,932)
Class C		(77,953)		(73,197)
Class R6		(3,603,650)		(4,010,731)
Administrator Class		(38,177)		(54,482)
Institutional Class		(29,945,853)		(34,509,776)
Total distributions to shareholders		(41,410,100)		(47,108,118)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,077,957	20,093,707	3,464,958	33,041,706
Class C	107,478	1,039,611	95,241	911,018
Class R6	2,551,190	24,718,023	2,666,949	25,496,467
Administrator Class	56,730	547,659	18,036	171,188
Institutional Class	40,482,902	391,632,915	33,507,349	320,354,286
		438,031,915		379,974,665
Reinvestment of distributions
Class A	756,313	7,322,559	838,085	7,994,142
Class C	7,923	76,714	7,649	72,982
Class R6	266,834	2,588,051	262,252	2,506,692
Administrator Class	3,405	32,956	4,025	38,360
Institutional Class	2,930,890	28,428,658	3,462,749	33,088,389
		38,448,938		43,700,565
Payment for shares redeemed
Class A	(6,236,689)	(60,334,159)	(11,533,055)	(109,955,975)
Class C	(92,719)	(896,911)	(137,279)	(1,311,906)
Class R6	(3,369,088)	(32,629,070)	(7,303,578)	(69,698,647)
Administrator Class	(58,363)	(564,034)	(139,450)	(1,331,699)
Institutional Class	(58,376,589)	(566,015,189)	(55,396,072)	(529,407,381)
		(660,439,363)		(711,705,608)
Net decrease in net assets resulting from capital share transactions		(183,958,510)		(288,030,378)
Total decrease in net assets		(165,361,332)		(272,268,980)
Net assets
Beginning of period		1,718,746,476		1,991,015,456
End of period		$1,553,385,144		$1,718,746,476
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 39

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.60	$9.52	$9.54	$9.95	$9.92
Net investment income	0.24 [1]	0.22 [1]	0.16 [1]	0.10	0.12
Net realized and unrealized gains (losses) on investments	0.10	0.08	(0.01)	(0.41)	0.03
Total from investment operations	0.34	0.30	0.15	(0.31)	0.15
Distributions to shareholders from
Net investment income	(0.24)	(0.22)	(0.17)	(0.10)	(0.12)
Net asset value, end of period	$9.70	$9.60	$9.52	$9.54	$9.95
Total return[2]	3.53%	3.24%	1.53%	(3.09)%	1.52%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.76%	0.76%	0.77%
Net expenses	0.61%	0.63%	0.63%	0.63%	0.63%
Net investment income	2.44%	2.30%	1.71%	1.05%	1.20%
Supplemental data
Portfolio turnover rate	31%	24%	30%	28%	20%
Net assets, end of period (000s omitted)	$302,621	$332,104	$397,949	$522,582	$685,618

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
40 | Allspring Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.60	$9.52	$9.54	$9.95	$9.92
Net investment income	0.16 [1]	0.15 [1]	0.09 [1]	0.03	0.05
Net realized and unrealized gains (losses) on investments	0.10	0.08	(0.02)	(0.41)	0.03
Total from investment operations	0.26	0.23	0.07	(0.38)	0.08
Distributions to shareholders from
Net investment income	(0.16)	(0.15)	(0.09)	(0.03)	(0.05)
Net asset value, end of period	$9.70	$9.60	$9.52	$9.54	$9.95
Total return[2]	2.74%	2.47%	0.77%	(3.82)%	0.76%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.51%	1.51%	1.51%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income	1.67%	1.55%	0.97%	0.30%	0.45%
Supplemental data
Portfolio turnover rate	31%	24%	30%	28%	20%
Net assets, end of period (000s omitted)	$4,710	$4,443	$4,731	$5,058	$6,962

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 41

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.62	$9.53	$9.56	$9.97	$9.94
Net investment income	0.26 [1]	0.24 [1]	0.19 [1]	0.13	0.15
Net realized and unrealized gains (losses) on investments	0.10	0.10	(0.03)	(0.41)	0.03
Total from investment operations	0.36	0.34	0.16	(0.28)	0.18
Distributions to shareholders from
Net investment income	(0.26)	(0.25)	(0.19)	(0.13)	(0.15)
Net asset value, end of period	$9.72	$9.62	$9.53	$9.56	$9.97
Total return[2]	3.80%	3.63%	1.70%	(2.82)%	1.80%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%	0.38%	0.38%	0.39%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.70%	2.58%	1.96%	1.33%	1.48%
Supplemental data
Portfolio turnover rate	31%	24%	30%	28%	20%
Net assets, end of period (000s omitted)	$135,178	$139,057	$179,524	$346,080	$439,530

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
42 | Allspring Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.60	$9.51	$9.54	$9.96	$9.92
Net investment income	0.24 [1]	0.22 [1]	0.16 [1]	0.12	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.10	0.10	(0.02)	(0.42)	0.04
Total from investment operations	0.34	0.32	0.14	(0.30)	0.16
Distributions to shareholders from
Net investment income	(0.24)	(0.23)	(0.17)	(0.12)	(0.12)
Net asset value, end of period	$9.70	$9.60	$9.51	$9.54	$9.96
Total return[2]	3.54%	3.38%	1.45%	(3.08)%	1.65%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.70%	0.70%	0.70%	0.71%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.45%	2.33%	1.70%	1.07%	1.23%
Supplemental data
Portfolio turnover rate	31%	24%	30%	28%	20%
Net assets, end of period (000s omitted)	$1,644	$1,610	$2,712	$6,372	$12,906

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 43

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.62	$9.53	$9.56	$9.97	$9.94
Net investment income	0.26 [1]	0.24 [1]	0.19 [1]	0.13	0.14
Net realized and unrealized gains (losses) on investments	0.10	0.10	(0.03)	(0.41)	0.03
Total from investment operations	0.36	0.34	0.16	(0.28)	0.17
Distributions to shareholders from
Net investment income	(0.26)	(0.25)	(0.19)	(0.13)	(0.14)
Net asset value, end of period	$9.72	$9.62	$9.53	$9.56	$9.97
Total return[2]	3.75%	3.58%	1.65%	(2.86)%	1.75%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.44%	0.43%	0.44%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.65%	2.53%	1.96%	1.29%	1.42%
Supplemental data
Portfolio turnover rate	31%	24%	30%	28%	20%
Net assets, end of period (000s omitted)	$1,109,231	$1,241,533	$1,406,099	$1,155,172	$1,390,537

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
44 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Short-Term Municipal Bond Fund | 45

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $1,553,197,790 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,131,663
Gross unrealized losses	(15,976,360)
Net unrealized losses	$(10,844,697)
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $8,898,682 in short-term capital losses and $53,722,611 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$10,000,000	$0	$10,000,000
Municipal obligations	0	1,521,122,250	0	1,521,122,250
Short-term investments
Investment companies	11,230,843	0	0	11,230,843
Total assets	$11,230,843	$1,531,122,250	$0	$1,542,353,093
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
46 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the year ended June 30, 2025, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.63%
Class C	1.38
Class R6	0.35
Administrator Class	0.60
Institutional Class	0.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2025, Allspring Funds Distributor received $756 from the sale of Class A shares and $447 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended June 30, 2025.
Allspring Short-Term Municipal Bond Fund | 47

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $374,400,000, $359,280,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2025 were $455,231,701 and $489,570,752, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Tax-exempt income	$41,410,100	$47,108,118
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$50,301	$(10,844,697)	$(62,621,293)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
48 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements
11.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Short-Term Municipal Bond Fund | 49

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Short-Term Municipal Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
50 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Short-Term Municipal Bond Fund | 51

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

52 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Short-Term Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Short-Term Municipal Bond Fund | 53

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one- and ten-year periods under review, and in range of the average investment performance of the Universe for the three- and five-year periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg 1-3 Year Composite Municipal Bond Index, for the one- and three-year periods under review, and in range of the investment performance of its benchmark index for the five- and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for Institutional Class, which was equal to the median net operating expense ratio of the expense Group.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for Institutional Class and Class R6, equal to the sum of the average rates for the expense Group for Administrator Class, and in range of the sum of the average rates for the expense Group for Class A.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

54 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Short-Term Municipal Bond Fund | 55

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
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NCSR3330 06-25

Allspring Strategic Municipal Bond Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring Strategic Municipal Bond Fund | 1

Portfolio of investments—June 30, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.17%
Alabama: 3.82%
Education revenue: 0.13%
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25%	10-1-2034	$260,000	$280,974
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2035	1,010,000	1,083,213
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2036	1,000,000	1,062,298
				2,426,485
Health revenue: 0.27%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series C	5.00	11-15-2046	5,000,000	4,938,207
Industrial development revenue: 0.20%
Industrial Development Board of the City of Mobile Alabama Power Co. Series Aøø	3.38	6-1-2034	3,750,000	3,766,682
Utilities revenue: 3.22%
Black Belt Energy Gas District Project No. 6 Series Bøø	4.00	10-1-2052	6,500,000	6,516,392
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	7,800,000	8,202,581
Lower Alabama Gas Districtøø	4.00	12-1-2050	8,660,000	8,675,593
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,538,225
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,266,819
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2033	1,000,000	1,062,651
Southeast Energy Authority A Cooperative District Series A	5.00	6-1-2034	1,000,000	1,060,721
Southeast Energy Authority A Cooperative District Series Føø	5.25	11-1-2055	15,000,000	16,124,640
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	2.02	5-1-2055	2,000,000	2,000,000
				60,447,622
				71,578,996
Alaska: 0.29%
Health revenue: 0.29%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,510,343
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2028	1,530,000	1,611,015
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,364,682
				5,486,040
Arizona: 1.48%
Education revenue: 0.50%
Arizona IDA Agribusiness & Equine Center, Inc. Series B144A	4.00	3-1-2027	425,000	421,562
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	223,750
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	161,902
The accompanying notes are an integral part of these financial statements.
2 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00%	7-1-2030	$190,000	$192,076
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2031	200,000	201,973
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2032	210,000	211,830
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	221,648
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	555,000	551,103
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2026	2,585,000	2,580,758
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2028	2,785,000	2,770,470
IDA of the County of Pima Edkey, Inc. Obligated Group144A†	3.50	7-1-2025	685,000	479,500
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2034	1,250,000	1,286,251
				9,302,823
Health revenue: 0.09%
Maricopa County IDA Christian Care Surprise, Inc.144A	5.00	1-1-2026	920,000	912,674
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2025	270,000	269,633
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	244,939
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	349,925
				1,777,171
Housing revenue: 0.25%
Arizona IDA State of Nebraska	5.00	2-1-2027	1,255,000	1,299,908
Arizona IDA State of Nebraska	5.00	5-1-2027	1,125,000	1,171,617
Arizona IDA State of Nebraska	5.00	8-1-2027	1,205,000	1,259,199
Arizona IDA State of Nebraska	5.00	11-1-2027	1,000,000	1,050,040
				4,780,764
Industrial development revenue: 0.43%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	8,000,000	7,981,074
Miscellaneous revenue: 0.08%
Navajo Nation Series A144A	5.00	12-1-2025	1,405,000	1,409,363
Resource recovery revenue: 0.13%
Maricopa County IDA Robert & Andrea Van Hofwegen Family LLC (Farm Credit Services Southwest LOC)ø	1.96	8-1-2026	2,500,000	2,500,000
				27,751,195
Arkansas: 0.02%
Tax revenue: 0.02%
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	237,228
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	128,791
				366,019
California: 5.30%
Education revenue: 0.19%
California Municipal Finance Authority Nova Academy Series A144A	4.00	6-15-2026	250,000	247,610
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 3

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40%	12-1-2026	$3,050,000	$3,058,394
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	250,463
				3,556,467
GO revenue: 0.26%
Los Angeles Unified School District Series QRR	4.00	7-1-2049	1,000,000	895,254
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,000,000	4,001,844
				4,897,098
Health revenue: 0.89%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	6,000,000	5,388,050
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	416,922
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2027	400,000	404,973
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	1,929,162
California Statewide CDA CommonSpirit Health Obligated Group Series D (AG Insured)€	4.75	7-1-2041	4,575,000	4,575,000
California Statewide CDA CommonSpirit Health Obligated Group Series E (AG Insured)€	6.00	7-1-2040	4,050,000	4,050,000
				16,764,107
Housing revenue: 0.41%
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	0.40	12-1-2027	2,055,000	2,055,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,295,034	1,296,420
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2026	400,000	406,440
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	519,105
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	422,386
Tender Option Bond Trust Receipts/Certificates Series BAML6044 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.10	2-1-2055	3,000,000	3,000,000
				7,699,351
Miscellaneous revenue: 0.02%
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2026	350,000	352,166
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,256,799
Transportation revenue: 0.84%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	2.37	4-1-2056	2,000,000	1,984,707
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	2.22	4-1-2056	14,000,000	13,675,872
				15,660,579
The accompanying notes are an integral part of these financial statements.
4 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 2.62%
California Community Choice Financing Authority Series 2024Høø	5.00%	1-1-2056	$10,000,000	$10,720,110
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	5,590,000	5,555,994
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,718,824
Central Valley Energy Authorityøø	5.00	12-1-2055	10,000,000	10,658,937
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	6,240,000	6,562,456
				49,216,321
				99,402,888
Colorado: 1.55%
Airport revenue: 0.29%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2030	5,000,000	5,365,916
Education revenue: 0.02%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2031	305,000	290,261
GO revenue: 0.25%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	2,000,000	1,933,257
Aviation Station North Metropolitan District No. 2 Series A	4.00	12-1-2029	499,000	490,548
Grand River Hospital District (AG Insured)	5.00	12-1-2025	1,000,000	1,006,229
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	432,925
Sterling Ranch Community Authority Board Colorado Metropolitan District No. 2 Series A	3.38	12-1-2030	416,000	396,798
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	514,000	499,505
				4,759,262
Health revenue: 0.62%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,354,955
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2046	7,210,000	6,349,391
				11,704,346
Miscellaneous revenue: 0.29%
State of Colorado Series N COP	4.00	3-15-2043	6,000,000	5,433,419
Tax revenue: 0.01%
Pueblo Urban Renewal Authority Evraz Project Series B CAB144A¤	0.00	12-1-2025	200,000	195,513
Utilities revenue: 0.07%
City of Colorado Springs Utilities System Revenue Series B (Barclays Bank plc SPA)ø	1.80	11-1-2036	1,330,000	1,330,000
				29,078,717
Connecticut: 1.78%
Education revenue: 0.26%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2026	575,000	577,752
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	434,145
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	530,000	536,947
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 5

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State HEFA Yale University Series A-2øø	2.00%	7-1-2042	$1,500,000	$1,476,844
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	940,000	958,344
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	365,000	375,529
Connecticut State Higher Education Supplement Loan Authority Series C	5.00	11-15-2025	480,000	483,670
Connecticut State Higher Education Supplement Loan Authority Series C	5.00	11-15-2027	125,000	128,973
				4,972,204
GO revenue: 0.24%
City of Bridgeport Series A	5.00	6-1-2026	1,220,000	1,244,405
City of Bridgeport Series A	5.00	6-1-2027	1,425,000	1,487,027
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,699,556
				4,430,988
Health revenue: 0.59%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	7,999,005
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	4.25	10-1-2030	3,000,000	3,019,445
				11,018,450
Housing revenue: 0.05%
Connecticut HFA Series E-3 (State Street Bank & Trust Co. SPA)ø	1.80	11-15-2050	1,000,000	1,000,000
Tax revenue: 0.64%
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2029	11,315,000	11,329,351
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2034	660,000	660,442
				11,989,793
				33,411,435
District of Columbia: 0.40%
Airport revenue: 0.19%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2034	2,000,000	2,140,595
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2040	1,355,000	1,386,380
				3,526,975
Education revenue: 0.08%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00	6-1-2030	740,000	725,312
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	805,000	766,953
				1,492,265
The accompanying notes are an integral part of these financial statements.
6 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1716 (Bank of America N.A. LIQ)144Aø	1.97%	7-15-2059	$2,500,000	$2,500,000
				7,519,240
Florida: 4.30%
Airport revenue: 0.33%
County of Lee Airport Revenue AMT	5.25	10-1-2041	6,000,000	6,216,040
Education revenue: 0.77%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2034	780,000	786,937
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	255,000	237,615
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	380,000	376,407
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	1,445,000	1,405,315
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13	6-15-2033	3,000,000	3,074,510
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	953,980
Florida Development Finance Corp. IDEA Florida, Inc.144A	5.25	6-15-2029	2,200,000	2,195,320
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	470,000	450,059
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2027	650,000	669,677
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,092,973
Florida Higher Educational Facilities Financing Authority Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,048,851
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.00	9-15-2025	150,000	149,919
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	421,700
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	871,069
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	656,783
				14,391,115
GO revenue: 0.63%
County of Miami-Dade Series A	4.00	7-1-2042	12,605,000	11,846,847
Health revenue: 0.55%
Hillsborough County IDA BayCare Obligated Group Series C (TD Bank N.A. LOC)ø	2.00	11-1-2038	1,400,000	1,400,000
Martin County Health Facilities Authority Cleveland Clinic Health System Obligated Group Series A	4.00	1-1-2046	3,000,000	2,612,732
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2029	225,000	217,985
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2030	200,000	192,315
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 7

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00%	12-15-2031	$205,000	$195,310
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2036	1,000,000	891,672
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1340 (Barclays Bank plc LIQ)144Aø	3.93	11-15-2049	4,875,000	4,875,000
				10,385,014
Industrial development revenue: 0.46%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,358,751
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	2,019,378
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	5,149,612
				8,527,741
Miscellaneous revenue: 0.22%
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.25	9-1-2036	600,000	652,530
County of Pasco State of Florida Cigarette Tax Revenue Series A (AG Insured)	5.50	9-1-2038	725,000	785,911
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	485,000	490,956
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.38	5-1-2033	990,000	1,005,663
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.00	5-1-2034	1,250,000	1,225,589
				4,160,649
Resource recovery revenue: 0.11%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	2,000,000	1,992,082
Transportation revenue: 0.08%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2027	950,000	980,241
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2029	450,000	473,460
				1,453,701
Water & sewer revenue: 1.15%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2041	1,250,000	1,088,784
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2029	1,055,000	1,131,441
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2030	1,760,000	1,909,095
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2031	1,980,000	2,167,761
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2032	2,080,000	2,287,757
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,052,858
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2041	900,000	930,136
				21,567,832
				80,541,021
The accompanying notes are an integral part of these financial statements.
8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Georgia: 5.08%
Education revenue: 0.04%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75%	7-1-2034	$710,000	$696,098
Health revenue: 0.28%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	1.65	4-1-2034	5,300,000	5,300,000
Industrial development revenue: 0.20%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63	1-1-2031	2,000,000	1,909,622
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,754,711
				3,664,333
Miscellaneous revenue: 0.18%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2042	3,455,000	3,329,116
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,500,000	1,502,950
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,005,889
				2,508,839
Utilities revenue: 4.25%
Bartow County Development Authority Georgia Power Co.øø	1.80	9-1-2029	1,000,000	891,493
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2026	600,000	606,554
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	721,121
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2028	850,000	890,608
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,062,192
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2030	1,100,000	1,180,020
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,065,265
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,056,954
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	3,037,297
Main Street Natural Gas, Inc. Series A	4.00	12-1-2029	4,500,000	4,562,948
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,600,860
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,702,627
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,754,268
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,260,080
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	7,303,197
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 9

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series C144Aøø	4.00%	8-1-2052	$28,000,000	$27,916,378
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	309,593
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2028	400,000	420,120
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	422,143
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2030	350,000	382,391
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2032	1,100,000	1,225,530
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,037,073
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	948,953
Municipal Electric Authority of Georgia Series A	5.00	1-1-2027	2,160,000	2,229,071
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,420,938
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,214,248
Municipal Electric Authority of Georgia Series A	5.00	1-1-2030	1,025,000	1,089,503
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,468,949
				79,780,374
				95,278,760
Guam: 0.20%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2029	700,000	733,500
Miscellaneous revenue: 0.16%
Guam Department of Education Series A COP	4.25	2-1-2030	1,355,000	1,343,923
Territory of Guam Series F	5.00	1-1-2030	750,000	788,828
Territory of Guam Series F	5.00	1-1-2031	750,000	794,589
				2,927,340
				3,660,840
Hawaii: 0.27%
Airport revenue: 0.27%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2043	5,000,000	4,979,905
Idaho: 0.22%
Housing revenue: 0.22%
Idaho Housing & Finance Association Series A (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	3,845,000	4,204,742
Illinois: 12.41%
Airport revenue: 0.69%
Chicago O’Hare International Airport Series B	4.00	1-1-2044	7,000,000	6,205,787
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	566,471
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	429,974
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2033	400,000	427,553
The accompanying notes are an integral part of these financial statements.
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Chicago O’Hare International Airport Series C AMT	5.00%	1-1-2034	$325,000	$344,536
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø%%	4.80	12-1-2043	5,000,000	5,061,773
				13,036,094
Education revenue: 0.69%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2028	580,000	577,290
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2030	625,000	614,598
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2031	985,000	961,124
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2032	680,000	657,608
Illinois Finance Authority AIM Art in Motion Series A144A	4.00	7-1-2031	1,445,000	1,265,858
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,470,265
Illinois Finance Authority Bradley University Series C	5.00	8-1-2028	1,860,000	1,906,083
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	740,615
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	716,897
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	858,064
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	617,170
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	544,941
				12,930,513
GO revenue: 7.28%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2033	1,375,000	1,505,860
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,767,163
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,431,511
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,527,612
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,596,863
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,469,248
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,026,980
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,666,910
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,587,332
Chicago Board of Education Series C	5.00	12-1-2034	1,945,000	1,941,848
Chicago Board of Education Series C	5.25	12-1-2039	5,095,000	5,030,190
Chicago Board of Education Series H	5.00	12-1-2036	4,500,000	4,377,928
City of Berwyn Series A	5.00	12-1-2028	3,000,000	3,013,818
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,353,060
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,164,985
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,348,737
City of Chicago Series A	5.00	1-1-2043	25,000,000	24,017,095
City of Chicago Series A	5.25	1-1-2036	1,500,000	1,558,026
City of Chicago Series C	5.00	1-1-2026	970,000	979,567
City of Waukegan Series A (AG Insured)	4.00	12-30-2030	980,000	987,620
City of Waukegan Series A (AG Insured)	5.00	12-30-2031	1,000,000	1,001,073
Cook County Community Consolidated School District No. 15 Palatine	5.00	12-1-2026	2,540,000	2,562,179
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 11

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Cook County School District No. 162 Matteson (BAM Insured)	5.00%	12-1-2044	$1,695,000	$1,740,552
Cook County School District No. 162 Matteson (BAM Insured)	5.00	12-1-2045	1,050,000	1,073,514
Cook County School District No. 99 Cicero	5.00	12-1-2025	1,000,000	1,007,655
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,119,436
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2027	2,950,000	3,094,855
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,438,227
County of Cook Series A	5.00	11-15-2027	2,000,000	2,100,726
County of Cook Series A	5.00	11-15-2030	2,200,000	2,246,394
County of Cook Series A	5.00	11-15-2033	3,850,000	4,149,764
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,622,465
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,411,990
Peoria City School District No. 150 Series A (AG Insured)	4.00	12-1-2028	950,000	964,908
Peoria City School District No. 150 Series A (AG Insured)	4.00	12-1-2029	4,000,000	4,058,536
State of Illinois	5.00	11-1-2025	5,000,000	5,029,965
State of Illinois	5.00	2-1-2026	2,000,000	2,021,099
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,067,084
State of Illinois Series A	5.00	12-1-2035	650,000	662,094
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,228,761
Will County Community High School District No. 210 Lincoln-Way CAB (AG Insured)¤	0.00	1-1-2026	8,695,000	8,534,929
				136,488,559
Health revenue: 0.57%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	1,995,000	2,026,357
Illinois Finance Authority Ascension Health Credit Group Series C	4.00	2-15-2041	4,785,000	4,877,309
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series F (JPMorgan Chase Bank N.A. SPA)ø	3.95	8-15-2057	2,500,000	2,500,000
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	4.00	11-1-2024	420,000	273,000
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2025	295,000	294,021
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	654,645
				10,625,332
Housing revenue: 0.76%
Illinois Housing Development Authority Series C	2.90	8-1-2031	1,000,000	955,895
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	1.95	4-1-2045	2,200,000	2,200,000
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,030,338
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,152,472
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,543,709
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	362,996
The accompanying notes are an integral part of these financial statements.
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Northern Illinois University (BAM Insured)	5.00%	10-1-2029	$650,000	$688,909
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	346,743
				14,281,062
Miscellaneous revenue: 0.43%
City of Chicago Lakeshore East Special Assessment Area144A	3.20	12-1-2029	300,000	286,780
City of Chicago Lakeshore East Special Assessment Area144A	3.29	12-1-2030	325,000	308,678
City of Chicago Lakeshore East Special Assessment Area144A	3.38	12-1-2031	348,000	327,173
City of Chicago Lakeshore East Special Assessment Area144A	3.45	12-1-2032	275,000	256,569
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,681,424
Northern Illinois University COP (BAM Insured)	5.00	4-1-2033	815,000	876,641
Northern Illinois University COP (BAM Insured)	5.00	4-1-2034	735,000	789,304
Northern Illinois University COP (BAM Insured)	5.00	4-1-2035	825,000	878,169
Northern Illinois University COP (BAM Insured)	5.00	4-1-2036	500,000	529,321
Northern Illinois University COP (BAM Insured)	5.00	4-1-2037	600,000	630,503
Northern Illinois University COP (BAM Insured)	5.00	4-1-2038	670,000	697,943
Northern Illinois University COP (BAM Insured)	5.00	4-1-2039	750,000	775,186
				8,037,691
Tax revenue: 1.29%
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,047,822
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	729,790
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	3,911,872
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,462,857
Illinois Sports Facilities Authority (AG Insured)	5.25	6-15-2032	5,000,000	5,009,150
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	4,815,000	4,853,225
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,026,928
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,232,725
				24,274,369
Utilities revenue: 0.16%
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2032	3,000,000	3,015,153
Water & sewer revenue: 0.54%
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2042	1,500,000	1,551,890
City of Chicago Wastewater Transmission Revenue Series B (AG Insured)	5.00	1-1-2031	3,140,000	3,216,776
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,560,000	2,615,828
City of Chicago Waterworks Revenue Series 2017-2 (AG Insured)	5.00	11-1-2030	2,620,000	2,718,734
				10,103,228
				232,792,001
Indiana: 1.92%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00	7-1-2030	187,000	182,918
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 13

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.48%
City of Valparaiso Pratt Paper LLC AMT144A	4.50%	1-1-2034	$2,925,000	$2,956,124
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Sumitomo Mitsui Banking Corp. LOC)ø	3.85	12-1-2039	5,000,000	5,000,000
Indianapolis Local Public Improvement Bond Bank Series E	5.00	3-1-2033	1,000,000	1,051,788
				9,007,912
Miscellaneous revenue: 0.76%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	708,529
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	585,992
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,047,469
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	6,860,185
				14,202,175
Utilities revenue: 0.67%
Indiana Finance Authority Indianapolis Power & Light Co. Series Aøø	0.75	12-1-2038	3,000,000	2,931,406
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	7,772,129
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	2,000,000	1,944,144
				12,647,679
				36,040,684
Iowa: 0.80%
Education revenue: 0.14%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2025	1,295,000	1,303,908
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,240,040
				2,543,948
Health revenue: 0.19%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,315,000	1,331,161
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2039	2,260,000	2,274,720
				3,605,881
Industrial development revenue: 0.11%
Iowa Finance Authority John Maassen & Sons Partnership AMT (Farm Credit Services America LOC)ø	2.10	11-1-2035	2,075,000	2,075,000
Utilities revenue: 0.27%
PEFA, Inc. Gas Projectøø	5.00	9-1-2049	4,975,000	5,035,709
Water & sewer revenue: 0.09%
Xenia Rural Water District	5.00	12-1-2031	1,615,000	1,666,996
				14,927,534
Kansas: 0.70%
GO revenue: 0.09%
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2043	1,655,000	1,703,321
The accompanying notes are an integral part of these financial statements.
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00%	5-15-2026	$1,105,000	$1,104,227
Tax revenue: 0.55%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	19,260,000	10,215,269
				13,022,817
Kentucky: 2.43%
Education revenue: 0.09%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2029	570,000	554,769
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2030	590,000	567,857
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	584,019
				1,706,645
Health revenue: 0.17%
Kentucky EDFA Kenton Housing Obligated Group	5.00	11-15-2025	330,000	328,549
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,853,191
				3,181,740
Industrial development revenue: 0.14%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,500,000	2,514,416
Miscellaneous revenue: 0.05%
Kentucky State University COP (BAM Insured)	3.00	11-1-2032	320,000	304,322
Kentucky State University COP (BAM Insured)	4.00	11-1-2033	130,000	133,644
Kentucky State University COP (BAM Insured)	4.00	11-1-2034	130,000	132,675
Kentucky State University COP (BAM Insured)	5.00	11-1-2029	200,000	216,235
Kentucky State University COP (BAM Insured)	5.00	11-1-2030	175,000	191,617
				978,493
Tax revenue: 0.29%
Tender Option Bond Trust Receipts/Certificates Series 2018- XG0161 (AG Insured) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	1.95	12-1-2041	5,460,000	5,460,000
Utilities revenue: 1.69%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	3,129,239
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,250,000	5,814,414
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	5,876,169
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	15,036,363
Louisville/Jefferson County Metropolitan Government Gas & Electric Co. Series B AMT	1.35	11-1-2027	2,000,000	1,889,163
				31,745,348
				45,586,642
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 15

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Louisiana: 1.62%
Airport revenue: 0.18%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AG Insured)	5.00%	1-1-2031	$1,250,000	$1,304,280
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AG Insured)	5.00	1-1-2032	2,000,000	2,078,867
				3,383,147
Industrial development revenue: 0.98%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017B-2øø	2.38	6-1-2037	8,330,000	8,238,807
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	3,250,000	3,267,462
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	6,911,431
				18,417,700
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,430,000	1,232,481
Water & sewer revenue: 0.39%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2026	350,000	355,976
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2027	600,000	622,337
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2028	400,000	421,460
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	638,736
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	643,428
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	3,500,000	3,244,601
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	985,000	979,813
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2025	510,000	511,333
				7,417,684
				30,451,012
Maine: 1.15%
Health revenue: 0.14%
Maine Health & Higher Educational Facilities Authority Eastern Maine Healthcare Systems Obligated Group Series C	5.00	7-1-2039	1,865,000	1,913,547
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	780,135
				2,693,682
Housing revenue: 0.88%
Maine State Housing Authority Series A	3.20	11-15-2029	290,000	290,272
Maine State Housing Authority Series A	3.30	11-15-2030	150,000	149,304
Maine State Housing Authority Series A	3.45	11-15-2031	320,000	319,186
Maine State Housing Authority Series A	3.55	11-15-2032	530,000	533,925
Maine State Housing Authority Series A	3.70	11-15-2034	890,000	874,619
Maine State Housing Authority Series A	3.80	11-15-2035	345,000	336,714
Maine State Housing Authority Series A	3.90	11-15-2036	1,305,000	1,271,559
Maine State Housing Authority Series A	3.95	11-15-2037	765,000	732,360
Maine State Housing Authority Series A	4.10	11-15-2040	2,470,000	2,333,453
The accompanying notes are an integral part of these financial statements.
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Maine State Housing Authority Series A	4.50%	11-15-2045	$4,955,000	$4,716,943
Maine State Housing Authority Series C (Department of Housing and Urban Development Insured)	4.55	11-15-2044	5,045,000	4,873,526
				16,431,861
Resource recovery revenue: 0.13%
Finance Authority of Maine Casella Waste Systems, Inc. AMT144Aøø	4.63	12-1-2047	2,500,000	2,434,425
				21,559,968
Maryland: 1.10%
Education revenue: 0.06%
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	313,285
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	368,870
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	441,998
				1,124,153
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2026	495,000	497,560
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2027	430,000	439,928
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	311,168
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2029	290,000	303,935
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	300,923
				1,853,514
Housing revenue: 0.30%
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,176,896
Maryland Stadium Authority Series A	5.00	3-1-2037	2,250,000	2,456,837
				5,633,733
Tax revenue: 0.49%
State of Maryland Department of Transportation	4.00	12-15-2027	9,260,000	9,266,479
Transportation revenue: 0.15%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	2,750,000	2,777,549
				20,655,428
Massachusetts: 2.01%
Airport revenue: 0.82%
Massachusetts Port Authority Series A AMT	5.00	7-1-2047	6,670,000	6,634,410
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 17

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Massachusetts Port Authority Series E AMT	5.00%	7-1-2031	$1,000,000	$1,086,533
Massachusetts Port Authority Series E AMT	5.00	7-1-2032	1,500,000	1,619,002
Massachusetts Port Authority Series E AMT	5.00	7-1-2033	3,000,000	3,220,322
Massachusetts Port Authority Series E AMT	5.00	7-1-2034	2,615,000	2,790,855
				15,351,122
Education revenue: 0.60%
Collegiate Charter School of Lowell	5.00	6-15-2029	400,000	402,997
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2029	340,000	332,995
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	344,859
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2031	370,000	356,315
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,016,205
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,543,224
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	3,250,000	3,381,641
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,465,282
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2030	2,230,000	2,366,210
				11,209,728
GO revenue: 0.34%
Commonwealth of Massachusetts Series E	4.00	9-1-2044	5,000,000	4,602,417
Town of Tyngsborough	4.00	10-15-2046	2,035,000	1,854,359
				6,456,776
Health revenue: 0.25%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	2.52	7-1-2049	2,650,000	2,648,208
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2026	150,000	153,273
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2027	160,000	167,027
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2028	175,000	186,155
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2029	300,000	324,337
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2030	320,000	350,868
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2031	350,000	383,762
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G	5.00	7-15-2032	400,000	438,586
				4,652,216
				37,669,842
Michigan: 1.77%
Airport revenue: 0.21%
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2030	4,000,000	4,009,120
The accompanying notes are an integral part of these financial statements.
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.27%
Lake Superior State University (AG Insured)	4.00%	11-15-2029	$1,220,000	$1,256,975
Lake Superior State University (AG Insured)	4.00	11-15-2030	405,000	418,478
Lake Superior State University (AG Insured)	4.00	11-15-2031	400,000	412,310
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	840,379
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	585,282
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	535,239
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	590,256
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	400,140
				5,039,059
GO revenue: 0.06%
Utica Community Schools (QSBLF Insured)	5.00	5-1-2037	1,000,000	1,103,967
Industrial development revenue: 0.11%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,988,718
Miscellaneous revenue: 0.33%
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2032	3,000,000	3,003,779
Michigan Finance Authority Wayne County	5.00	11-1-2028	865,000	925,200
Michigan Finance Authority Wayne County	5.00	11-1-2029	1,500,000	1,594,200
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	710,000	710,520
				6,233,699
Tax revenue: 0.79%
State of Michigan Trunk Line Revenue Series A	4.00	11-15-2046	16,390,000	14,787,909
				33,162,472
Minnesota: 1.74%
Education revenue: 0.64%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	722,939
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	6,500,000	6,329,610
City of Woodbury Leadership Academy Series A	4.00	7-1-2031	590,000	560,017
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	678,160
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	425,000	426,506
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.03	4-1-2037	1,525,000	1,525,000
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,064,299
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2029	660,000	683,053
				11,989,584
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 19

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.42%
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00%	11-15-2033	$2,585,000	$2,594,282
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	5,360,000	5,347,044
				7,941,326
Housing revenue: 0.04%
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.00	9-15-2031	650,000	650,000
Miscellaneous revenue: 0.11%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,002,430
Utilities revenue: 0.53%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%) (Royal Bank of Canada LIQ)±	3.95	12-1-2052	10,000,000	9,984,293
				32,567,633
Mississippi: 0.74%
Health revenue: 0.38%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	3,000,000	3,002,056
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	4,033,681
				7,035,737
Industrial development revenue: 0.19%
County of Warren International Paper Co. Series A	4.20	5-1-2034	3,500,000	3,528,050
Miscellaneous revenue: 0.17%
Mississippi Development Bank City of Gulfport	4.00	9-1-2029	620,000	619,974
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	564,499
Mississippi Development Bank City of Gulfport	4.00	9-1-2031	400,000	398,874
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	432,296
Mississippi Development Bank City of Gulfport	5.00	9-1-2025	255,000	255,709
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	229,883
Mississippi Development Bank City of Gulfport	5.00	9-1-2027	385,000	391,423
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	328,482
				3,221,140
				13,784,927
Missouri: 1.98%
Airport revenue: 0.11%
City of St. Louis Airport Revenue Series D AMT (AG Insured)	5.00	7-1-2030	2,090,000	2,140,878
Education revenue: 0.19%
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2026	925,000	950,030
The accompanying notes are an integral part of these financial statements.
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00%	10-1-2027	$975,000	$1,007,988
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,070,883
HEFA of the State of Missouri Webster University	5.00	4-1-2026	500,000	493,150
				3,522,051
Health revenue: 1.30%
HEFA of the State of Missouri BJC Healthcare Obligated Group	5.00	11-15-2030	5,425,000	5,500,306
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	18,956,354
				24,456,660
Housing revenue: 0.07%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	385,000	379,891
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	971,274
				1,351,165
Miscellaneous revenue: 0.28%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2028	3,000,000	3,123,096
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2030	2,000,000	2,099,989
				5,223,085
Tax revenue: 0.03%
City of Richmond Heights Francis Place Redevelopment Project Area No. 1	5.63	11-1-2025	375,000	375,486
City of St. Ann Northwest Plaza Community Improvement District Series A144A	4.63	11-1-2030	120,000	117,625
				493,111
				37,186,950
Nebraska: 1.33%
Airport revenue: 0.05%
Lincoln Airport Authority AMT	5.00	7-1-2029	835,000	883,694
Utilities revenue: 1.28%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2025	3,290,000	3,296,395
Central Plains Energy Project No. 3 Series A	5.00	9-1-2026	3,750,000	3,812,085
Central Plains Energy Project No. 3 Series A	5.00	9-1-2027	1,000,000	1,029,931
Central Plains Energy Project Series A-1øø	5.00	8-1-2055	15,000,000	15,876,684
				24,015,095
				24,898,789
Nevada: 0.20%
Miscellaneous revenue: 0.09%
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2026	225,000	220,283
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 21

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Las Vegas Special Improvement District No. 816	2.25%	6-1-2027	$250,000	$240,910
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	245,000	231,736
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	200,000	184,216
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	295,000	267,795
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2031	225,000	200,951
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	505,000	432,039
				1,777,930
Utilities revenue: 0.11%
County of Washoe NV Sierra Pacific Power Co. Series Cøø	4.13	3-1-2036	2,000,000	2,004,066
				3,781,996
New Hampshire: 0.23%
Housing revenue: 0.12%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	2,287,727	2,261,974
Resource recovery revenue: 0.11%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,000,000	2,047,245
				4,309,219
New Jersey: 3.37%
Airport revenue: 0.29%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2025	2,750,000	2,754,653
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2026	2,130,000	2,153,524
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	520,871
				5,429,048
Education revenue: 0.09%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2036	425,000	429,282
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2037	150,000	150,045
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2038	200,000	197,532
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	5.00	7-1-2032	225,000	246,586
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	5.00	7-1-2034	225,000	243,311
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	515,000	520,856
				1,787,612
GO revenue: 0.32%
Atlantic City Board of Education (AG Insured)	4.00	4-1-2027	400,000	408,071
Atlantic City Board of Education (AG Insured)	4.00	4-1-2029	400,000	413,375
Atlantic City Board of Education (AG Insured)	4.00	4-1-2031	350,000	358,703
Atlantic City Board of Education (AG Insured)	4.00	4-1-2033	300,000	303,452
Atlantic City Board of Education (AG Insured)	4.00	4-1-2034	260,000	261,904
The accompanying notes are an integral part of these financial statements.
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
New Jersey EDA Series GGG144A	5.25%	9-1-2026	$2,000,000	$2,054,888
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	366,934
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	355,583
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	442,847
Newark Board of Education (BAM Insured)	5.00	7-15-2032	430,000	474,839
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	569,543
				6,010,139
Housing revenue: 2.15%
Garden State Preservation Trust Series A (AG Insured)	5.75	11-1-2028	4,110,000	4,319,536
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,448,695
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,413,385
New Jersey EDA Series I (SIFMA Municipal Swap+1.25%)±	3.17	9-1-2025	4,500,000	4,499,036
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,088,029
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	544,434
New Jersey TTFA Series A¤	0.00	12-15-2026	12,000,000	11,493,107
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,008,676
New Jersey TTFA Series C CAB (Ambac Insured)¤	0.00	12-15-2026	2,545,000	2,437,496
				40,252,394
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50	9-1-2030	220,000	197,964
Tax revenue: 0.08%
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,597,664
Transportation revenue: 0.06%
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2036	500,000	531,931
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	527,646
				1,059,577
Water & sewer revenue: 0.37%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	5,500,000	4,982,178
New Jersey EDA American Water Co., Inc. Series D AMTøø	1.10	11-1-2029	2,075,000	1,908,032
				6,890,210
				63,224,608
New Mexico: 0.56%
Industrial development revenue: 0.49%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	9,169,202
Tax revenue: 0.07%
Winrock Town Center Tax Increment Development District No. 1144A	3.75	5-1-2028	292,000	289,877
Winrock Town Center Tax Increment Development District No. 1144A	4.00	5-1-2033	1,035,000	989,187
				1,279,064
				10,448,266
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 23

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
New York: 10.15%
Airport revenue: 0.87%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00%	4-1-2035	$3,000,000	$3,263,261
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	1,405,000	1,418,630
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	10,000,000	9,681,678
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AG Insured)	4.00	7-1-2032	2,000,000	2,000,148
				16,363,717
Education revenue: 1.38%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,303,028
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,648,876
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00	6-1-2031	590,000	542,364
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	480,638
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	550,000	472,852
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.25	4-15-2033	1,270,000	1,330,407
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.25	4-15-2033	1,120,000	1,173,272
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	2,310,000	2,178,395
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	397,801
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76	2-1-2027	785,000	779,559
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45	2-1-2027	1,640,000	1,643,899
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,472,327
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	80,000	79,445
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	7,115,000	7,475,335
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AG Insured)	2.25	10-1-2029	825,000	772,951
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	666,905
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2037	200,000	207,322
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	274,830
				25,900,206
GO revenue: 0.38%
City of Cortland BAN	4.50	5-15-2026	4,962,000	4,969,659
City of Poughkeepsie	4.00	4-15-2029	245,000	243,412
City of Poughkeepsie	5.00	6-1-2031	600,000	606,465
The accompanying notes are an integral part of these financial statements.
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Village of Island Park Series A	4.50%	2-15-2030	$100,000	$103,499
Village of Island Park Series A	4.50	2-15-2031	105,000	108,379
Village of Island Park Series A	4.50	2-15-2033	120,000	122,742
Village of Island Park Series A	4.50	2-15-2034	125,000	126,596
Village of Island Park Series A	4.50	2-15-2035	125,000	125,764
Village of Island Park Series A	4.50	2-15-2036	135,000	135,070
Village of Island Park Series A	4.50	2-15-2037	65,000	64,209
Village of Island Park Series A	4.75	2-15-2038	145,000	142,261
Village of Island Park Series A	4.75	2-15-2039	155,000	150,483
Village of Island Park Series A	4.75	2-15-2040	165,000	156,734
Village of Island Park Series A	4.75	2-15-2041	170,000	159,062
				7,214,335
Health revenue: 1.56%
Mizuho Floater/Residual Trust Series 2025-MIZ9208 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	2.20	8-10-2027	8,000,000	8,000,000
New York City Health & Hospitals Corp. Series B (TD Bank N.A. LOC)ø	1.95	2-15-2031	1,165,000	1,165,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	8,000,000	7,636,685
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	3,000,000	2,807,678
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2038	5,965,000	5,506,701
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,455,206
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2029	1,350,000	1,421,355
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2029	115,000	113,515
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2030	200,000	195,673
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2032	250,000	240,447
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2034	750,000	704,011
				29,246,271
Housing revenue: 1.32%
Empire State Development Corp. State of New York Sales Tax Revenue Series A	4.00	3-15-2042	5,000,000	4,615,930
New York City Housing Development Corp. Series A-2øø	3.73	5-1-2063	5,000,000	5,007,611
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,507,909
New York Liberty Development Corp. Series A	2.10	11-15-2032	5,000,000	4,310,371
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,425,000	2,312,387
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.00	10-1-2025	2,415,000	2,393,936
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 25

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.05%	4-1-2026	$1,275,000	$1,242,116
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.15	10-1-2026	1,335,000	1,284,240
				24,674,500
Industrial development revenue: 0.74%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	2,000,000	1,823,490
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	830,000	816,983
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	736,975
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	9,250,000	9,402,176
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	647,618
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	486,323
				13,913,565
Miscellaneous revenue: 1.06%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AG Insured)	5.00	1-1-2030	1,750,000	1,890,070
Suffolk Regional Off-Track Betting Corp.	5.00	12-1-2034	10,000,000	10,362,938
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	7,900,000	7,506,068
Western Regional Off-Track Betting Corp.144A	3.00	12-1-2026	210,000	206,355
				19,965,431
Resource recovery revenue: 0.11%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMTøø	2.75	9-1-2050	2,000,000	1,991,952
Tax revenue: 1.64%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	3,000,000	2,787,307
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 (Mizuho Bank Limited SPA)ø	4.01	8-1-2043	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2036	5,000,000	4,998,487
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	5,000,000	4,594,666
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2042	7,600,000	6,951,490
New York City Transitional Finance Authority Future Tax Secured Revenue Series C	5.00	5-1-2042	4,000,000	4,193,271
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-S	5.00	5-1-2045	5,000,000	5,161,805
				30,787,026
The accompanying notes are an integral part of these financial statements.
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.02%
Metropolitan Transportation Authority Series G-1F (U.S. SOFR+0.43%)±	3.38%	11-1-2026	$440,000	$439,601
Utilities revenue: 0.76%
Long Island Power Authority Series Bøø	0.85	9-1-2050	3,000,000	2,983,652
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,421,330
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	4,000,000	4,003,077
Tender Option Bond Trust Receipts/Certificates Series XL0597 (AG Insured) (Bank of America N.A. LIQ)144Aø	1.97	11-15-2063	3,750,000	3,750,000
				14,158,059
Water & sewer revenue: 0.31%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	5,775,816
				190,430,479
North Carolina: 1.02%
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2028	450,000	467,997
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	576,207
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	473,644
				1,517,848
Health revenue: 0.28%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	2,000,000	1,979,576
North Carolina Medical Care Commission Friends Homes Obligated Group Series B-1	2.55	9-1-2026	1,575,000	1,543,483
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	274,849
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	284,177
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2031	290,000	288,253
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	855,927
				5,226,265
Housing revenue: 0.13%
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.15	7-1-2039	2,500,000	2,435,686
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 27

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.53%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.75%	6-1-2038	$10,000,000	$9,999,600
				19,179,399
North Dakota: 1.10%
GO revenue: 0.56%
McKenzie County Public School District No. 1 Series A	5.00	8-1-2025	960,000	961,179
McKenzie County Public School District No. 1 Series A	5.00	8-1-2026	1,115,000	1,137,426
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,215,200
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,291,027
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,361,746
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,428,659
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,495,176
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,563,994
				10,454,407
Health revenue: 0.18%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,650,000	1,729,915
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,686,305
				3,416,220
Housing revenue: 0.36%
North Dakota Housing Finance Agency Series D	3.95	1-1-2035	2,075,000	2,067,016
North Dakota Housing Finance Agency Series D	3.95	7-1-2035	2,375,000	2,359,757
North Dakota Housing Finance Agency Series D	4.00	1-1-2036	1,175,000	1,180,054
North Dakota Housing Finance Agency Series D	4.00	7-1-2036	1,225,000	1,226,250
				6,833,077
				20,703,704
Ohio: 1.37%
Education revenue: 0.16%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	710,000	683,308
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,306,823
				2,990,131
Health revenue: 0.29%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	636,021
County of Hamilton UC Health Obligated Group	5.00	9-15-2028	650,000	681,089
County of Montgomery Premier Health Partners Obligated Group Series A	5.00	11-15-2033	4,000,000	4,160,240
				5,477,350
Tax revenue: 0.35%
City of Akron Income Tax Revenue	4.00	12-1-2029	4,515,000	4,684,107
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,897,228
				6,581,335
The accompanying notes are an integral part of these financial statements.
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.57%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00%	2-15-2031	$1,700,000	$1,872,968
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	7,000,000	6,840,487
Ohio Air Quality Development Authority Valley Electric Corp. Series Cøø	1.50	2-1-2026	2,000,000	1,972,150
				10,685,605
				25,734,421
Oklahoma: 1.27%
Education revenue: 0.30%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	5.25	6-15-2034	750,000	742,070
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2025	925,000	925,322
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2026	975,000	985,484
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2027	1,370,000	1,403,964
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2028	715,000	739,279
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2029	755,000	785,666
				5,581,785
Housing revenue: 0.63%
Carter County Public Facilities Authority Independent School District No. 19 Ardmore	5.00	9-1-2025	365,000	365,615
Carter County Public Facilities Authority Independent School District No. 77 Dickson	4.00	9-1-2025	350,000	350,282
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,512,175
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2025	855,000	856,512
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,841,139
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2034	2,000,000	2,065,553
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2035	3,750,000	3,853,357
				11,844,633
Industrial development revenue: 0.12%
Tulsa Municipal Airport Trust Trustees American Airlines, Inc. AMT	6.25	12-1-2035	2,000,000	2,209,073
Tax revenue: 0.22%
Tulsa Public Facilities Authority	4.00	10-1-2027	4,050,000	4,109,386
				23,744,877
Oregon: 0.55%
Airport revenue: 0.35%
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2033	6,000,000	6,524,202
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 29

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.20%
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00%	10-1-2025	$400,000	$401,018
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	126,977
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2027	300,000	309,787
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,764,350
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,220,000	1,174,784
				3,776,916
				10,301,118
Pennsylvania: 5.35%
Airport revenue: 0.30%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,185,666
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,404,829
				5,590,495
Education revenue: 1.11%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,100,000	2,131,168
Chester County IDA Avon Grove Charter School Series A	4.00	12-15-2027	785,000	787,673
Chester County IDA Collegium Charter School144A	5.00	10-15-2032	2,565,000	2,578,756
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2029	245,000	259,109
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2030	395,000	422,010
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2031	485,000	522,560
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,178,096
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2030	3,250,000	3,410,416
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2031	3,500,000	3,676,007
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	617,144
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	835,844
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	1,250,000	1,224,711
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	200,000	194,297
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	490,000	491,263
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	320,000	320,711
Philadelphia IDA Tacony Academy Charter School144A	5.00	6-15-2033	1,630,000	1,613,234
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	500,000	491,660
				20,754,659
GO revenue: 1.18%
Armstrong School District Series A (BAM Insured)	5.00	3-15-2029	920,000	983,055
City of Philadelphia Series B (Truist Bank LOC)ø	1.65	8-1-2031	5,000,000	5,000,000
The accompanying notes are an integral part of these financial statements.
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Laurel Highlands School District (BAM Insured)	3.00%	2-1-2030	$675,000	$662,679
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	993,774
Laurel Highlands School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,175,064
Lower Moreland Township School District	4.00	11-1-2043	1,000,000	921,794
Phoenixville Area School District	4.00	11-15-2038	4,290,000	4,212,125
Phoenixville Area School District	4.00	11-15-2039	2,870,000	2,790,510
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,675,585
School District of Philadelphia Series A	5.00	9-1-2031	2,500,000	2,671,932
				22,086,518
Health revenue: 0.83%
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,351,435
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2028	1,500,000	1,554,992
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2031	1,120,000	1,185,657
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	753,086
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,393,741
Lancaster County Hospital Authority University of Pennsylvania Health System Obligated Group	5.00	8-15-2046	5,500,000	5,488,222
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2031	300,000	301,017
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	325,337
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	1,008,224
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	896,752
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,231,753
				15,490,216
Housing revenue: 1.03%
East Hempfield Township IDA Student Services, Inc.	5.00	7-1-2025	275,000	275,000
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.00	6-30-2032	2,770,000	2,985,062
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	320,000	320,736
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,472,817
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	5,785,520
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,755,000	2,908,346
State Public School Building Authority School District of Philadelphia Series A (AG Insured)	5.00	6-1-2033	2,500,000	2,531,752
				19,279,233
Miscellaneous revenue: 0.00%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	80,000	87,605
Resource recovery revenue: 0.37%
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.80	6-1-2044	7,000,000	7,000,000
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 31

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.12%
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2029	$500,000	$524,825
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	528,712
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2031	550,000	585,662
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	639,695
				2,278,894
Transportation revenue: 0.26%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	579,781
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,201,350
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	415,291
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	429,905
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	444,273
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	463,345
Pennsylvania Turnpike Commission Series 2017-3	5.00	12-1-2040	1,365,000	1,387,825
				4,921,770
Water & sewer revenue: 0.15%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	2,888,927
				100,378,317
Rhode Island: 0.08%
GO revenue: 0.02%
City of Providence Series A	5.00	1-15-2026	450,000	454,038
Housing revenue: 0.06%
Providence Public Building Authority Capital Improvement Program Projects Series A (AG Insured)	5.25	9-15-2043	1,000,000	1,047,359
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	15,000	15,036
				1,062,395
				1,516,433
South Carolina: 0.50%
Airport revenue: 0.05%
Charleston County Airport District Series A AMT	5.25	7-1-2041	1,000,000	1,044,979
Miscellaneous revenue: 0.02%
County of Berkeley Nexton Improvement District	4.00	11-1-2030	335,000	325,855
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	260,000	208,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	5.25	2-1-2027	3,310,000	165,500
				373,500
The accompanying notes are an integral part of these financial statements.
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.41%
South Carolina Public Service Authority Series A	5.00%	12-1-2031	$2,850,000	$3,102,850
South Carolina Public Service Authority Series B (AG Insured)	5.00	12-1-2045	4,500,000	4,571,169
				7,674,019
				9,418,353
Tennessee: 0.84%
GO revenue: 0.16%
Town of Collierville Series A	4.00	1-1-2046	3,150,000	2,919,205
Utilities revenue: 0.68%
Tennergy Corp. Series Aøø	4.00	12-1-2051	1,190,000	1,196,698
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,406,999
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	2,210,000	2,213,141
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	941,544
				12,758,382
				15,677,587
Texas: 7.42%
Airport revenue: 0.30%
City of El Paso Airport Revenue	5.00	8-15-2027	835,000	875,186
City of El Paso Airport Revenue	5.00	8-15-2028	880,000	940,639
City of El Paso Airport Revenue	5.00	8-15-2029	920,000	1,000,278
City of El Paso Airport Revenue	5.00	8-15-2030	970,000	1,065,598
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,757,313
				5,639,014
Education revenue: 1.62%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.13	6-15-2034	785,000	769,715
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,000,840
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,500,000	1,491,535
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc. Series A144Aøø	4.88	6-15-2056	2,195,000	2,190,191
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	306,944
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	312,083
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2031	315,000	322,008
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2044	400,000	365,545
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2049	250,000	216,649
Arlington Higher Education Finance Corp. Leadership Prep School	5.00	6-15-2039	225,000	238,762
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	1,090,000	1,021,131
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 33

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00%	2-15-2032	$500,000	$491,464
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	78,542
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2030	85,000	82,789
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	77,196
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2025	205,000	205,029
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2026	200,000	201,496
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2027	205,000	207,923
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	76,410
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	334,522
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	412,148
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	468,279
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	555,403
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	4.63	8-15-2025	1,880,000	1,883,366
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00	8-15-2025	6,565,000	6,579,717
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	4,880,000	4,924,475
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00	8-15-2030	1,520,000	1,426,806
Newark Higher Education Finance Corp. A+ Charter Schools, Inc. Series A144A	4.63	8-15-2025	255,000	255,441
Odessa Junior College District (AG Insured)	4.00	7-1-2029	650,000	673,502
Odessa Junior College District (AG Insured)	4.00	7-1-2030	870,000	905,968
Odessa Junior College District (AG Insured)	4.00	7-1-2031	220,000	230,034
Odessa Junior College District (AG Insured)	4.00	7-1-2032	460,000	478,481
Odessa Junior College District (AG Insured)	4.00	7-1-2033	710,000	732,836
Odessa Junior College District (AG Insured)	4.00	7-1-2034	500,000	511,680
Odessa Junior College District (AG Insured)	4.00	7-1-2035	290,000	295,374
				30,324,284
GO revenue: 1.37%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,397,860
City of Houston Series A	4.00	3-1-2044	2,500,000	2,249,805
City of Round Rock	4.00	8-15-2043	1,875,000	1,715,442
County of Bexar	4.00	6-15-2041	5,000,000	4,694,155
County of Hale (BAM Insured)	4.00	3-15-2042	2,195,000	2,024,115
The accompanying notes are an integral part of these financial statements.
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
El Paso County Hospital District (AG Insured)	5.00%	8-15-2042	$2,500,000	$2,551,798
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,205,000	1,165,244
Grapevine-Colleyville Independent School District	5.00	8-15-2034	2,890,000	2,896,253
Grapevine-Colleyville Independent School District	5.00	8-15-2035	1,600,000	1,603,364
Harris Montgomery Counties Municipal Utility District No. 386	4.00	9-1-2032	1,450,000	1,450,367
Klein Independent School District	3.63	2-1-2033	1,010,000	1,010,161
North East Independent School Districtøø	3.75	8-1-2049	2,000,000	2,022,762
				25,781,326
Health revenue: 0.70%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2041	3,205,000	2,959,235
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,044,878
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Obligated Group	5.00	11-1-2035	615,000	651,603
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Obligated Group	5.00	11-1-2040	2,200,000	2,235,520
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2040	440,000	448,195
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	4.00	10-1-2041	4,700,000	4,700,000
				13,039,431
Housing revenue: 0.45%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2025	1,255,000	1,255,973
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2028	1,630,000	1,688,695
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	718,824
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,018,128
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series 2025B-3	4.25	10-1-2030	2,000,000	2,002,104
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	5.50	10-1-2035	750,000	753,336
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	1,000,000	1,003,686
				8,440,746
Industrial development revenue: 0.64%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A†øø	10.00	6-1-2042	2,812,106	841,247
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	5,872,468
Mission Economic Development Corp. Graphic Packaging International LLC AMTøø	5.00	12-1-2064	2,500,000	2,555,109
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 35

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50%	1-1-2030	$800,000	$737,164
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63	1-1-2031	800,000	727,715
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,229,155
				11,962,858
Miscellaneous revenue: 0.06%
Lower Colorado River Authority Transmission Services Corp. Series A (AG Insured)	4.00	5-15-2043	1,250,000	1,138,438
Resource recovery revenue: 0.29%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A†	12.00	6-1-2043	4,686,843	1,402,069
Mission Economic Development Corp. Republic Services, Inc. Series A AMTø	4.10	5-1-2050	4,000,000	4,001,044
				5,403,113
Transportation revenue: 0.35%
County of Harris Toll Road Revenue Series B	5.00	8-15-2026	1,280,000	1,283,531
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2030	1,000,000	1,067,202
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2032	1,000,000	1,058,449
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,164,069
				6,573,251
Utilities revenue: 0.45%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	4,250,000	4,213,666
Lower Colorado River Authority (AG Insured)	5.00	5-15-2030	990,000	1,082,472
Lower Colorado River Authority Series Bøø	5.00	5-15-2045	3,000,000	3,230,014
				8,526,152
Water & sewer revenue: 1.19%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	16,630,742
City of Garland Water & Sewer System Revenue	4.00	3-1-2041	2,255,000	2,122,845
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,097,811
San Antonio Water System Series A (Truist Bank SPA)ø	3.95	5-1-2054	2,500,000	2,500,000
				22,351,398
				139,180,011
Utah: 1.02%
Airport revenue: 0.20%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2029	1,000,000	1,037,820
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2031	2,705,000	2,796,698
				3,834,518
The accompanying notes are an integral part of these financial statements.
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.03%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25%	6-15-2031	$425,000	$383,693
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Series A144A	3.50	2-15-2026	290,000	287,088
				670,781
Health revenue: 0.08%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,635,000	1,473,202
Housing revenue: 0.16%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	2,675,000	2,924,287
Miscellaneous revenue: 0.42%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2026	900,000	900,863
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2028	915,000	914,966
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2029	480,000	479,445
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2030	580,000	574,312
Point Phase 1 Public Infrastructure District No. 1 Series A-1%%	5.13	3-1-2035	1,780,000	1,808,272
Wakara Ridge Public Infrastructure District Ridge Assessment Area144A	5.63	12-1-2054	3,150,000	3,144,308
				7,822,166
Tax revenue: 0.13%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.00	6-1-2044	1,000,000	960,117
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	5.50	6-15-2039	1,500,000	1,500,463
				2,460,580
				19,185,534
Vermont: 0.12%
Housing revenue: 0.04%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	780,000	780,722
Resource recovery revenue: 0.08%
Vermont EDA Casella Waste Systems, Inc. Series A AMT144Aøø	4.38	6-1-2052	1,500,000	1,478,620
				2,259,342
Virginia: 2.34%
Education revenue: 0.06%
Virginia College Building Authority Regent University	5.00	6-1-2029	330,000	346,576
Virginia College Building Authority Regent University	5.00	6-1-2030	350,000	370,273
Virginia College Building Authority Regent University	5.00	6-1-2031	300,000	319,102
				1,035,951
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 37

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.13%
County of Arlington Series A	4.00%	8-1-2040	$2,500,000	$2,461,620
Health revenue: 0.35%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	350,000	342,925
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	3.95	1-1-2054	4,300,000	4,300,000
Winchester EDA Valley Health Obligated Group Series B-2 (Truist Bank LOC)ø	3.95	1-1-2054	2,000,000	2,000,000
				6,642,925
Housing revenue: 0.48%
Virginia College Building Authority Series C	4.00	2-1-2036	2,625,000	2,632,815
Virginia Housing Development Authority Series A	3.90	3-1-2037	955,000	927,539
Virginia Housing Development Authority Series A	3.95	9-1-2037	825,000	792,374
Virginia Housing Development Authority Series A	4.10	9-1-2040	1,390,000	1,313,035
Virginia Housing Development Authority Series A	4.45	9-1-2045	3,500,000	3,365,699
				9,031,462
Transportation revenue: 0.84%
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2029	10,000,000	7,580,757
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	1-1-2032	3,225,000	3,411,683
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	2,954,059
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,767,039
				15,713,538
Utilities revenue: 0.48%
Wise County IDA Virginia Electric & Power Co. Series Aøø	0.75	10-1-2040	5,000,000	4,964,402
York County EDA Virginia Electric & Power Co. Series Aøø	3.65	5-1-2033	4,000,000	4,053,965
				9,018,367
				43,903,863
Washington: 1.86%
Airport revenue: 0.11%
Port of Seattle Series A AMT	5.00	5-1-2036	2,030,000	2,049,818
GO revenue: 0.09%
City of Seattle	4.00	12-1-2040	1,900,000	1,774,182
Health revenue: 0.72%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	2,350,000	2,359,977
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	4,035,088
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	3,000,000	3,019,714
The accompanying notes are an integral part of these financial statements.
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00%	10-1-2038	$3,000,000	$3,001,035
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	999,995
				13,415,809
Housing revenue: 0.77%
King County Housing Authority	2.00	10-1-2033	600,000	497,542
King County Housing Authority	2.13	10-1-2036	2,000,000	1,552,500
King County Housing Authority	4.00	10-1-2029	225,000	229,328
King County Housing Authority	4.00	10-1-2030	200,000	204,788
King County Housing Authority	4.00	10-1-2031	290,000	292,027
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,945,025
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,165,390
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,681,541
Snohomish County Housing Authority	5.00	4-1-2029	1,690,000	1,790,764
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,071,037
				14,429,942
Utilities revenue: 0.17%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	2.17	5-1-2045	3,250,000	3,213,816
				34,883,567
West Virginia: 0.52%
Education revenue: 0.06%
West Virginia University Series Bøø	5.00	10-1-2041	1,000,000	1,070,327
Tax revenue: 0.17%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00	6-1-2033	400,000	412,657
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	880,000	905,429
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	830,000	694,481
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	1,175,000	1,181,253
				3,193,820
Utilities revenue: 0.27%
West Virginia EDA Wheeling Power Co. Series 2013A AMTøø	3.00	6-1-2037	5,245,000	5,169,687
Water & sewer revenue: 0.02%
City of Parkersburg Combined Waterworks & Sewerage System Revenue Series A (BAM Insured)	3.00	8-1-2025	400,000	399,829
				9,833,663
Wisconsin: 1.89%
Education revenue: 0.30%
PFA Corvian Community School, Inc. Series A144A	4.00	6-15-2029	585,000	564,236
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 39

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
PFA Corvian Community School, Inc. Series A144A	4.25%	6-15-2029	$530,000	$515,890
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	1,095,000	1,014,636
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2034	825,000	830,020
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	400,000	395,311
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	785,000	760,295
PFA Triad Math & Science Academy Co.	4.25	6-15-2027	325,000	327,064
PFA Triad Math & Science Academy Co.	5.00	6-15-2032	725,000	755,964
PFA Unity Classical Charter School; A Challenge Foundation Academy144A	5.75	7-1-2033	485,000	498,896
				5,662,312
GO revenue: 0.26%
City of Milwaukee Series B2 (AG Insured)	5.00	4-1-2035	2,200,000	2,418,784
City of Milwaukee Series B2 (AG Insured)	5.00	4-1-2036	2,235,000	2,434,641
				4,853,425
Health revenue: 0.55%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	184,826
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	186,179
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	293,997
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	370,450
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	577,544
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	599,744
PFA Washoe Barton Medical Clinic Series A144A	4.00	12-1-2031	700,000	685,022
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2036	3,000,000	2,883,091
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2027	1,145,000	1,187,628
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	632,553
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2027	375,000	381,748
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2028	1,405,000	1,439,352
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	888,190
				10,310,324
Industrial development revenue: 0.09%
PFA Customer Facility Charge-SA LLC Series A	3.75	2-1-2032	850,000	824,576
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2036	1,000,000	875,712
				1,700,288
Miscellaneous revenue: 0.69%
PFA Astro Texas Land Projects144A	5.00	12-15-2036	6,996,853	6,895,431
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2029	1,050,000	897,883
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2031	1,350,000	1,062,507
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2028	260,000	231,180
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2029	390,000	333,499
The accompanying notes are an integral part of these financial statements.
40 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Wisconsin Center District Series D CAB (AG Insured)¤	0.00%	12-15-2030	$550,000	$451,212
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,045,200
				12,916,912
				35,443,261
Total municipal obligations (Cost $1,900,342,101)				1,841,104,515

		Yield	Shares
Short-term investments: 0.81%
Investment companies: 0.81%
Allspring Government Money Market Fund Select Class♠∞##		4.26	15,214,567	15,214,567
Total short-term investments (Cost $15,214,567)				15,214,567
Total investments in securities (Cost $1,915,556,668)	98.98%			1,856,319,082
Other assets and liabilities, net	1.02			19,137,318
Total net assets	100.00%			$1,875,456,400

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 41

Portfolio of investments—June 30, 2025

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,593,014	$560,046,545	$(547,424,992)	$0	$0	$15,214,567	15,214,567	$350,569
The accompanying notes are an integral part of these financial statements.
42 | Allspring Strategic Municipal Bond Fund

Statement of assets and liabilities—June 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,900,342,101)	$1,841,104,515
Investments in affiliated securities, at value (cost $15,214,567)	15,214,567
Cash	1,888
Receivable for interest	19,522,619
Receivable for investments sold	8,522,477
Receivable for Fund shares sold	4,236,473
Prepaid expenses and other assets	74,275
Total assets	1,888,676,814
Liabilities
Payable for when-issued transactions	6,780,000
Payable for Fund shares redeemed	4,968,976
Dividends payable	637,184
Management fee payable	560,782
Administration fees payable	141,509
Shareholder servicing fees payable	71,587
Distribution fee payable	9,332
Trustees’ fees and expenses payable	242
Accrued expenses and other liabilities	50,802
Total liabilities	13,220,414
Total net assets	$1,875,456,400
Net assets consist of
Paid-in capital	$1,973,674,407
Total distributable loss	(98,218,007)
Total net assets	$1,875,456,400
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 43

Statement of assets and liabilities—June 30, 2025
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$312,709,165
Shares outstanding–Class A1	35,687,894
Net asset value per share–Class A	$8.76
Maximum offering price per share – Class A2	$9.13
Net assets–Class C	$15,014,138
Shares outstanding–Class C1	1,707,506
Net asset value per share–Class C	$8.79
Net assets–Class R6	$6,092,682
Shares outstanding–Class R6[1]	695,025
Net asset value per share–Class R6	$8.77
Net assets–Administrator Class	$21,544,828
Shares outstanding–Administrator Class[1]	2,460,003
Net asset value per share–Administrator Class	$8.76
Net assets–Institutional Class	$1,520,095,587
Shares outstanding–Institutional Class[1]	173,521,257
Net asset value per share–Institutional Class	$8.76
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
44 | Allspring Strategic Municipal Bond Fund

Statement of operations—year ended June 30, 2025
Statement of operations
Investment income
Interest	$63,230,639
Income from affiliated securities	350,569
Dividends	12,100
Total investment income	63,593,308
Expenses
Management fee	7,057,629
Administration fees
Class A	487,960
Class C	26,400
Class R6	5,632
Administrator Class	28,363
Institutional Class	1,215,425
Shareholder servicing fees
Class A	812,473
Class C	43,920
Administrator Class	70,330
Distribution fee
Class C	131,760
Custody and accounting fees	69,826
Professional fees	89,923
Registration fees	116,892
Shareholder report expenses	67,225
Trustees’ fees and expenses	23,969
Other fees and expenses	56,316
Total expenses	10,304,043
Less: Fee waivers and/or expense reimbursements
Class A	(10,216)
Class C	(126)
Class R6	(382)
Administrator Class	(18,852)
Institutional Class	(29,330)
Net expenses	10,245,137
Net investment income	53,348,171
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(2,174,300)
Net change in unrealized gains (losses) on investments	(1,445,015)
Net realized and unrealized gains (losses) on investments	(3,619,315)
Net increase in net assets resulting from operations	$49,728,856
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 45

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$53,348,171		$49,252,845
Net realized losses on investments		(2,174,300)		(6,331,714)
Net change in unrealized gains (losses) on investments		(1,445,015)		23,941,860
Net increase in net assets resulting from operations		49,728,856		66,862,991
Distributions to shareholders from
Net investment income and net realized gains
Class A		(8,261,334)		(8,518,498)
Class C		(314,200)		(377,648)
Class R6		(541,589)		(620,310)
Administrator Class		(749,548)		(1,010,905)
Institutional Class		(43,480,303)		(38,873,257)
Total distributions to shareholders		(53,346,974)		(49,400,618)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,932,717	52,231,038	5,684,536	49,435,204
Class C	150,668	1,336,205	156,080	1,365,428
Class R6	293,936	2,590,951	260,360	2,224,950
Administrator Class	254,905	2,253,894	304,934	2,648,640
Institutional Class	69,949,338	616,271,118	54,905,755	476,670,568
		674,683,206		532,344,790
Reinvestment of distributions
Class A	838,198	7,395,991	873,999	7,586,175
Class C	33,953	300,639	40,965	356,586
Class R6	15,051	132,780	15,439	133,736
Administrator Class	79,243	699,250	111,339	965,445
Institutional Class	4,176,045	36,835,346	3,843,059	33,351,593
		45,364,006		42,393,535
Payment for shares redeemed
Class A	(9,533,289)	(83,991,034)	(15,114,980)	(131,086,767)
Class C	(667,815)	(5,899,557)	(1,205,491)	(10,505,657)
Class R6	(2,196,457)	(19,319,501)	(515,213)	(4,392,351)
Administrator Class	(1,987,242)	(17,535,532)	(1,880,538)	(16,147,635)
Institutional Class	(63,636,961)	(559,978,911)	(68,827,605)	(594,848,481)
		(686,724,535)		(756,980,891)
Net increase (decrease) in net assets resulting from capital share transactions		33,322,677		(182,242,566)
Total increase (decrease) in net assets		29,704,559		(164,780,193)
Net assets
Beginning of period		1,845,751,841		2,010,532,034
End of period		$1,875,456,400		$1,845,751,841
The accompanying notes are an integral part of these financial statements.
46 | Allspring Strategic Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.78	$8.68	$8.68	$9.33	$9.17
Net investment income	0.22 [1]	0.20 [1]	0.17	0.13	0.14
Net realized and unrealized gains (losses) on investments	(0.02)	0.11	0.00 [2]	(0.65)	0.16
Total from investment operations	0.20	0.31	0.17	(0.52)	0.30
Distributions to shareholders from
Net investment income	(0.22)	(0.21)	(0.17)	(0.13)	(0.14)
Net asset value, end of period	$8.76	$8.78	$8.68	$8.68	$9.33
Total return[3]	2.34%	3.58%	2.03%	(5.66)%	3.26%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.80%	0.79%	0.79%
Net expenses	0.79%	0.79%	0.80%	0.79%	0.79%
Net investment income	2.54%	2.36%	2.00%	1.38%	1.47%
Supplemental data
Portfolio turnover rate	16%	11%	15%	24%	11%
Net assets, end of period (000s omitted)	$312,709	$337,409	$407,928	$508,573	$622,409

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 47

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.81	$8.71	$8.71	$9.36	$9.20
Net investment income	0.16 [1]	0.14 [1]	0.12	0.06	0.07
Net realized and unrealized gains (losses) on investments	(0.02)	0.10	(0.01)	(0.65)	0.16
Total from investment operations	0.14	0.24	0.11	(0.59)	0.23
Distributions to shareholders from
Net investment income	(0.16)	(0.14)	(0.11)	(0.06)	(0.07)
Net asset value, end of period	$8.79	$8.81	$8.71	$8.71	$9.36
Total return[2]	1.57%	2.81%	1.27%	(6.34)%	2.49%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.55%	1.54%	1.54%
Net expenses	1.54%	1.54%	1.55%	1.54%	1.54%
Net investment income	1.78%	1.61%	1.24%	0.62%	0.72%
Supplemental data
Portfolio turnover rate	16%	11%	15%	24%	11%
Net assets, end of period (000s omitted)	$15,014	$19,291	$27,858	$39,696	$56,483

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
48 | Allspring Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.78	$8.68	$8.68	$9.33	$9.17
Net investment income	0.25 [1]	0.24 [1]	0.21	0.16	0.17
Net realized and unrealized gains (losses) on investments	0.00	0.10	0.00 [2]	(0.65)	0.16
Total from investment operations	0.25	0.34	0.21	(0.49)	0.33
Distributions to shareholders from
Net investment income	(0.26)	(0.24)	(0.21)	(0.16)	(0.17)
Net asset value, end of period	$8.77	$8.78	$8.68	$8.68	$9.33
Total return[3]	2.83%	3.97%	2.42%	(5.30)%	3.65%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.42%	0.41%	0.41%
Net expenses	0.42%	0.42%	0.42%	0.41%	0.41%
Net investment income	2.88%	2.74%	2.45%	1.74%	1.85%
Supplemental data
Portfolio turnover rate	16%	11%	15%	24%	11%
Net assets, end of period (000s omitted)	$6,093	$22,661	$24,490	$11,008	$17,590

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 49

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.77	$8.67	$8.68	$9.32	$9.17
Net investment income	0.23 [1]	0.21 [1]	0.18	0.13	0.15
Net realized and unrealized gains (losses) on investments	(0.01)	0.10	0.00 [2]	(0.63)	0.15
Total from investment operations	0.22	0.31	0.18	(0.50)	0.30
Distributions to shareholders from
Net investment income	(0.23)	(0.21)	(0.19)	(0.14)	(0.15)
Net asset value, end of period	$8.76	$8.77	$8.67	$8.68	$9.32
Total return[3]	2.57%	3.70%	2.03%	(5.46)%	3.27%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.74%	0.73%	0.73%
Net expenses	0.67%	0.68%	0.68%	0.68%	0.68%
Net investment income	2.64%	2.47%	2.10%	1.48%	1.58%
Supplemental data
Portfolio turnover rate	16%	11%	15%	24%	11%
Net assets, end of period (000s omitted)	$21,545	$36,076	$48,378	$76,816	$111,200

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
50 | Allspring Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.77	$8.68	$8.68	$9.32	$9.17
Net investment income	0.25 [1]	0.23 [1]	0.20	0.16	0.17
Net realized and unrealized gains (losses) on investments	(0.01)	0.09	0.00 [2]	(0.64)	0.15
Total from investment operations	0.24	0.32	0.20	(0.48)	0.32
Distributions to shareholders from
Net investment income	(0.25)	(0.23)	(0.20)	(0.16)	(0.17)
Net asset value, end of period	$8.76	$8.77	$8.68	$8.68	$9.32
Total return[3]	2.78%	3.80%	2.37%	(5.25)%	3.49%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.47%	0.46%	0.46%
Net expenses	0.47%	0.47%	0.47%	0.46%	0.46%
Net investment income	2.86%	2.69%	2.33%	1.71%	1.80%
Supplemental data
Portfolio turnover rate	16%	11%	15%	24%	11%
Net assets, end of period (000s omitted)	$1,520,096	$1,430,315	$1,501,879	$1,806,507	$2,262,320

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 51

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
52 | Allspring Strategic Municipal Bond Fund

Notes to financial statements
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $1,916,400,597 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$6,048,512
Gross unrealized losses	(66,130,027)
Net unrealized losses	$(60,081,515)
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $17,141,136 in short-term capital losses and $21,253,558 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Strategic Municipal Bond Fund | 53

Notes to financial statements
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,840,939,015	$165,500	$1,841,104,515
Short-term investments
Investment companies	15,214,567	0	0	15,214,567
Total assets	$15,214,567	$1,840,939,015	$165,500	$1,856,319,082
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2025, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring
54 | Allspring Strategic Municipal Bond Fund

Notes to financial statements
Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.79%
Class C	1.54
Class R6	0.42
Administrator Class	0.68
Institutional Class	0.47
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2025, Allspring Funds Distributor received $3,085 from the sale of Class A shares and $22,404 and $1,057 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $284,824,129, $191,980,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2025 were $436,327,249 and $286,778,377, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Tax-exempt income	$53,346,974	$49,400,618
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$902,192	$(60,081,515)	$(38,394,694)
Allspring Strategic Municipal Bond Fund | 55

Notes to financial statements
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
11.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
56 | Allspring Strategic Municipal Bond Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Strategic Municipal Bond Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
Allspring Strategic Municipal Bond Fund | 57

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

58 | Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Strategic Municipal Bond Fund | 59

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Strategic Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

60 | Allspring Strategic Municipal Bond Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Short-Intermediate Municipal Bond Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Strategic Municipal Bond Fund | 61

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

62 | Allspring Strategic Municipal Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4313 06-25

Allspring Ultra
Short-Term
Municipal Income
Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring Ultra Short-Term Municipal Income Fund | 1

Portfolio of investments—June 30, 2025
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.63%
California: 0.57%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (25 shares) 2.37%144Aø	$2,500,000	$2,500,000
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (22 shares) 2.37%144Aø	2,200,000	2,200,000
		4,700,000
Massachusetts: 1.06%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series B (38 shares) 2.37%144Aø	3,750,000	3,750,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (50 shares) 2.00%144Aø	5,000,000	5,000,000
		8,750,000
Total closed-end fund obligations (Cost $13,450,000)		13,450,000

	Interest rate	Maturity date
Municipal obligations: 99.18%
Alabama: 3.76%
Health revenue: 0.72%
Alabama Special Care Facilities Financing Authority-Birmingham Children’s Hospital of Alabama Obligated Group	5.00%	6-1-2026	2,500,000	2,502,601
Tender Option Bond Trust Receipts/Certificates Series 2025- BAML5063 (SIFMA Municipal Swap+0.20%) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144A±	2.12	11-1-2054	3,425,000	3,425,000
				5,927,601
Industrial development revenue: 0.24%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	3.30	7-15-2034	2,000,000	2,001,208
Utilities revenue: 2.80%
Black Belt Energy Gas District Series C	5.50	6-1-2027	1,270,000	1,315,884
Black Belt Energy Gas District Series C	5.50	6-1-2028	1,600,000	1,685,626
Black Belt Energy Gas District Series D	5.00	11-1-2028	5,000,000	5,220,337
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%) (Royal Bank of Canada LIQ)±	4.35	7-1-2052	3,500,000	3,529,681
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	3.80	8-1-2037	1,000,000	999,787
Southeast Energy Authority A Cooperative District Project No. 5 Series A	5.00	7-1-2025	650,000	650,000
Southeast Energy Authority A Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,775,085
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2026	3,000,000	3,075,527
The accompanying notes are an integral part of these financial statements.
2 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF3199 (Morgan Stanley Bank LIQ)144Aø	2.22%	4-1-2054	$2,755,000	$2,755,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	2.50	8-1-2063	2,000,000	2,000,000
				23,006,927
				30,935,736
Alaska: 0.69%
Airport revenue: 0.51%
State of Alaska International Airports System Series C AMT	5.00	10-1-2025	2,000,000	2,008,564
State of Alaska International Airports System Series C AMT	5.00	10-1-2029	2,040,000	2,173,496
				4,182,060
Health revenue: 0.18%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,510,343
				5,692,403
Arizona: 1.59%
Health revenue: 0.48%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	2.17	1-1-2046	630,000	629,224
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	2.17	1-1-2046	3,370,000	3,340,893
				3,970,117
Housing revenue: 0.14%
Arizona IDA TWG Glendale LPøø	5.00	3-1-2045	1,100,000	1,116,084
Industrial development revenue: 0.61%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	3,000,000	2,992,903
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.10	12-1-2035	2,000,000	2,000,370
				4,993,273
Utilities revenue: 0.36%
Coconino County Pollution Control Corp. Nevada Power Co. Series A AMTøø	4.13	9-1-2032	3,000,000	3,000,364
				13,079,838
Arkansas: 0.26%
Tax revenue: 0.26%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2025	275,000	277,266
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2025	100,000	100,148
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	127,918
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2027	100,000	104,647
City of West Memphis Sales & Use Tax Revenue (AG Insured)	5.00	6-1-2028	1,420,000	1,498,576
				2,108,555
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 3

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
California: 4.59%
Education revenue: 0.24%
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40%	12-1-2026	$2,000,000	$2,005,504
GO revenue: 0.01%
State of California	5.00	3-1-2028	55,000	55,069
Health revenue: 0.47%
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	540,000	558,160
California HFFA Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2027	600,000	601,036
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2025	400,000	399,830
Palomar Health Obligated Group	5.00	11-1-2028	2,345,000	2,273,655
				3,832,681
Housing revenue: 0.63%
Tender Option Bond Trust Receipts/Certificates Series 2025- CF7005 (Citibank N.A. LOC, Citibank N.A. LIQ)144Aø	2.04	9-1-2048	5,199,391	5,199,391
Miscellaneous revenue: 1.60%
City of Los Angeles%%	5.00	6-25-2026	10,000,000	10,201,599
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	3,000,000	2,999,300
				13,200,899
Resource recovery revenue: 0.61%
California PCFA Republic Services, Inc. Series A-1 AMT144Aøø	4.25	11-1-2042	5,000,000	5,000,887
Tax revenue: 0.07%
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2025	600,000	600,323
Utilities revenue: 0.96%
California Community Choice Financing Authority Series C	5.00	10-1-2027	675,000	692,967
City of Vernon Electric System Revenue Series A	5.00	10-1-2025	635,000	637,519
City of Vernon Electric System Revenue Series A	5.00	4-1-2026	420,000	425,417
City of Vernon Electric System Revenue Series A	5.00	10-1-2026	585,000	597,402
Los Angeles Department of Water & Power System Revenue Series A-6 (Bank of America N.A. SPA)ø	3.85	7-1-2035	2,000,000	2,000,000
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2027	400,000	412,310
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2028	500,000	521,605
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	2,500,000	2,629,189
				7,916,409
				37,811,163
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Colorado: 1.22%
Airport revenue: 0.59%
City & County of Denver Airport System Revenue Series B2 AMTøø	5.00%	11-15-2031	$1,840,000	$1,848,940
City & County of Denver Airport System Revenue Series C	5.00	11-15-2025	3,000,000	3,023,018
				4,871,958
Health revenue: 0.38%
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Fø	1.90	5-15-2062	3,100,000	3,100,000
Miscellaneous revenue: 0.17%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2028	795,000	837,791
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2029	500,000	533,475
				1,371,266
Utilities revenue: 0.02%
City of Colorado Springs Utilities System Revenue Series C (Sumitomo Mitsui Banking Corp. SPA)ø	1.92	11-1-2028	200,000	200,000
Water & sewer revenue: 0.06%
Central Weld County Water District (AG Insured)	5.00	12-1-2025	520,000	524,472
				10,067,696
Connecticut: 0.79%
Education revenue: 0.36%
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	3,000,000	2,993,517
Health revenue: 0.43%
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00	7-1-2025	730,000	730,000
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00	7-1-2026	2,735,000	2,793,936
				3,523,936
				6,517,453
Florida: 5.33%
Health revenue: 2.48%
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5ø	1.94	11-15-2035	3,955,000	3,955,000
Lee County IDA Health System, Inc. Obligated Group Series Bø##	2.52	4-1-2049	16,500,000	16,500,000
				20,455,000
Housing revenue: 1.53%
Florida Housing Finance Corp. Vineland Family Apartments Ltd. Series Eøø	3.80	6-1-2042	3,500,000	3,513,606
Miami-Dade County HFA Cutler Vista Housing LPøø	5.00	3-1-2027	3,000,000	3,006,298
Pinellas County HFA Archway Flats on 4th LLLPøø	3.75	4-1-2044	6,000,000	6,037,966
				12,557,870
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 5

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.50%
Palm Beach County School District Series A Certificate of Participation	5.00%	8-1-2026	$4,000,000	$4,101,634
Water & sewer revenue: 0.82%
North Sumter County Utility Dependent District (AG Insured)	5.00	10-1-2025	635,000	637,797
Tender Option Bond Trust Receipts/Certificates Series 2025-XM1210 (AG Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	1.95	4-1-2031	3,590,000	3,590,000
Tohopekaliga Water Authority144A	5.00	10-1-2025	2,500,000	2,511,012
				6,738,809
				43,853,313
Georgia: 2.70%
Health revenue: 0.09%
Gainesville & Hall County Hospital Authority Northeast Georgia Health System Obligated Group Series A	5.00	2-15-2026	700,000	708,091
Housing revenue: 0.27%
Columbus County Housing Authority HACG RAD II LP (Department of Housing and Urban Development Insured)øø	3.30	11-1-2028	2,250,000	2,257,050
Miscellaneous revenue: 0.24%
County of Fulton	4.00	12-30-2025	2,000,000	2,011,809
Utilities revenue: 2.10%
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,000,000	2,995,759
Development Authority of Burke County Georgia Power Co.øø	3.35	11-1-2048	4,000,000	3,962,472
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	1,875,000	1,798,353
Main Street Natural Gas, Inc. Series C	4.00	12-1-2025	1,000,000	1,001,914
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	4,000,000	3,988,054
Main Street Natural Gas, Inc. Series E	5.00	12-1-2026	2,745,000	2,806,169
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	7-1-2025	200,000	200,000
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	1-1-2026	225,000	227,222
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2026	300,000	306,465
				17,286,408
				22,263,358
Guam: 0.13%
Water & sewer revenue: 0.13%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2026	400,000	405,261
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2026	650,000	658,549
				1,063,810
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Hawaii: 1.11%
GO revenue: 0.75%
State of Hawaii Series FB	4.00%	4-1-2029	$6,155,000	$6,201,463
Utilities revenue: 0.36%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,955,547
				9,157,010
Idaho: 0.74%
Housing revenue: 0.40%
Idaho Housing & Finance Associationøø%%	3.35	6-10-2050	3,000,000	2,998,509
Idaho Housing & Finance Association Class I Series Aø	2.10	1-1-2038	300,000	300,000
				3,298,509
Resource recovery revenue: 0.34%
Southern Idaho Regional Solid Waste District	4.00	3-1-2028	2,810,000	2,830,938
				6,129,447
Illinois: 4.18%
Airport revenue: 0.73%
Chicago Midway International Airport Series A AMT	5.00	1-1-2028	1,200,000	1,245,603
Chicago Midway International Airport Series A AMT	5.00	1-1-2029	1,000,000	1,049,796
Chicago Midway International Airport Series B	5.00	1-1-2027	390,000	403,053
Chicago Midway International Airport Series B	5.00	1-1-2028	225,000	235,975
Chicago Midway International Airport Series C AMT	5.00	1-1-2026	3,000,000	3,026,644
				5,961,071
Education revenue: 0.40%
Illinois Finance Authority Benedictine University	5.00	10-1-2025	600,000	600,383
Illinois Finance Authority Bradley University	5.00	8-1-2025	250,000	250,244
Illinois Finance Authority Bradley University	5.00	8-1-2026	325,000	330,501
Illinois Finance Authority Chicago School - California, Inc.	5.00	4-1-2029	575,000	604,373
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2025	1,500,000	1,506,990
				3,292,491
GO revenue: 0.88%
City of Peoria Series A (BAM Insured)	4.00	1-1-2026	500,000	501,974
Cook County Community High School District No. 212 Leyden	5.00	12-1-2025	1,645,000	1,657,251
South Sangamon Water Commission (AG Insured)	4.00	1-1-2026	500,000	501,240
State of Illinois	5.00	1-1-2030	2,500,000	2,519,134
State of Illinois (AG Insured)	4.00	2-1-2030	1,500,000	1,507,514
State of Illinois Series D	5.00	7-1-2025	590,000	590,000
				7,277,113
Health revenue: 0.54%
Illinois Finance Authority Ascension Health Credit Group Series C	5.00	2-15-2028	1,535,000	1,583,531
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	2,820,000	2,856,737
				4,440,268
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 7

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.42%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88%	8-1-2027	$5,000,000	$4,995,255
City of Chicago New City Redevelopment LPøø	3.50	8-1-2027	2,150,000	2,158,610
Illinois Housing Development Authority 6900 Crandon LIHTC LLC (FHA Insured)øø	5.00	2-1-2027	2,000,000	2,019,483
Illinois Housing Development Authority Maywood SLF I LP Series A (FHA Insured) (FHLB SPA)ø	1.94	1-1-2064	990,000	990,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	4.00	12-15-2027	1,500,000	1,528,738
				11,692,086
Water & sewer revenue: 0.21%
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2026	500,000	504,434
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2027	600,000	617,826
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2028	600,000	627,625
				1,749,885
				34,412,914
Indiana: 3.57%
Airport revenue: 0.19%
Indianapolis Local Public Improvement Bond Bank Series I2 AMT	5.00	1-1-2026	1,500,000	1,513,918
Education revenue: 0.07%
Town of Upland Taylor University, Inc.	4.00	9-1-2025	590,000	590,429
GO revenue: 0.08%
Westfield-Washington Schools Series C	6.00	7-15-2025	675,000	675,455
Housing revenue: 1.60%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.00	2-1-2030	5,000,000	5,408,185
Lebanon Middle School Building Corp. Series B	5.00	1-15-2026	1,200,000	1,211,723
Marion High School Building Corp. Community Schools Series B	4.00	7-15-2025	225,000	225,056
Posey County RDA Posey County Black Township Allocation Area BAN	5.00	7-15-2025	3,000,000	3,001,414
Westfield RDA	5.00	7-1-2026	520,000	530,056
Westfield RDA	5.00	1-1-2027	535,000	550,895
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	7-15-2028	1,070,000	1,134,029
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	1-15-2029	1,050,000	1,121,528
				13,182,886
Industrial development revenue: 0.91%
City of Jeffersonville Metals USA, Inc. (Bank of America N.A. LOC)ø	2.30	12-1-2027	1,080,000	1,080,000
City of Whiting BP Products North America, Inc. Series A AMTøø	5.00	12-1-2044	6,380,000	6,436,846
				7,516,846
Utilities revenue: 0.49%
City of Rockport Indiana Michigan Power Co. Series Aøø	3.70	6-1-2047	4,000,000	3,990,725
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.23%
City of Indianapolis Department of Public Utilities Water System Revenue Series B	5.00%	10-1-2028	$1,835,000	$1,879,012
				29,349,271
Iowa: 0.41%
Industrial development revenue: 0.17%
Iowa Finance Authority Gevo Iowa RNG LLC AMT (Citibank N.A. LOC)øø	3.88	1-1-2042	1,445,000	1,443,596
Utilities revenue: 0.24%
PEFA, Inc.øø	5.00	9-1-2049	1,920,000	1,943,429
				3,387,025
Kansas: 2.23%
GO revenue: 2.23%
City of Manhattan (BAM Insured)	5.00	6-15-2028	4,000,000	4,065,565
City of Manhattan Series 1 (BAM Insured)	5.00	6-15-2027	2,380,000	2,383,849
City of Park City Series 1	3.63	10-1-2027	5,105,000	5,107,680
City of Valley Center Series 1	4.38	12-1-2025	3,855,000	3,856,103
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2026	280,000	286,595
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2027	330,000	344,366
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2028	380,000	402,736
Tender Option Bond Trust Receipts/Certificates Series 2025-ZF1819 (BAM Insured) (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	1.95	9-1-2032	1,875,000	1,875,000
				18,321,894
Kentucky: 1.48%
Education revenue: 0.06%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2025	485,000	483,357
Miscellaneous revenue: 0.45%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2028	705,000	721,025
Rural Water Financing Agency City of Millington Series A	3.70	5-1-2027	3,000,000	3,005,006
				3,726,031
Utilities revenue: 0.13%
Kentucky Public Energy Authority Series A-1	5.00	7-1-2026	500,000	507,561
Kentucky Public Energy Authority Series A-1	5.00	7-1-2027	525,000	540,029
				1,047,590
Water & sewer revenue: 0.84%
Rural Water Financing Agency County of Macon Series B	3.05	5-1-2027	7,000,000	6,967,072
				12,224,050
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 9

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Louisiana: 1.05%
Industrial development revenue: 0.37%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05%	6-1-2037	$1,000,000	$1,005,373
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	2,000,000	1,995,542
				3,000,915
Tax revenue: 0.58%
State of Louisiana Gasoline & Fuels Tax Revenue Series A (U.S. SOFR+0.50%)±	3.57	5-1-2043	4,805,000	4,796,880
Water & sewer revenue: 0.10%
City of New Orleans Water System Revenue	5.00	12-1-2026	835,000	836,190
				8,633,985
Maryland: 1.57%
GO revenue: 0.19%
State of Maryland Series A	4.00	3-15-2030	1,530,000	1,556,422
Health revenue: 0.61%
Residual Interest Bond Floater Trust Various States Series 2022-024 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	2.27	11-15-2049	5,000,000	5,000,000
Housing revenue: 0.77%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	6,000,000	6,015,613
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2028	300,000	312,606
				6,328,219
				12,884,641
Massachusetts: 2.15%
Education revenue: 0.36%
Tender Option Bond Trust Receipts/Certificates Series XF3313 (Barclays Bank plc LIQ)144Aø	1.92	10-1-2048	3,000,000	3,000,000
GO revenue: 1.43%
City of Holyoke BAN	4.00	10-24-2025	3,507,739	3,516,685
City of Quincy BAN	4.50	7-9-2025	5,254,335	5,255,997
City of Quincy BAN	5.00	7-25-2025	3,000,000	3,003,223
				11,775,905
Health revenue: 0.31%
Massachusetts HEFA Mass General Brigham, Inc. Series G-2 (AG Insured)€	3.20	7-1-2042	2,520,000	2,520,000
Housing revenue: 0.05%
Boston Housing Authority Series B	5.00	10-1-2025	380,000	381,865
				17,677,770
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Michigan: 0.36%
Health revenue: 0.24%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	2.17%	1-15-2047	$1,935,000	$1,935,000
Miscellaneous revenue: 0.12%
Michigan Finance Authority Series A-2 (JPMorgan Chase Bank N.A. LOC)	5.00	8-20-2025	1,000,000	1,002,211
				2,937,211
Minnesota: 1.82%
Airport revenue: 0.61%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2026	2,160,000	2,180,041
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2028	2,700,000	2,807,211
				4,987,252
Education revenue: 0.24%
City of Minneapolis University Gateway Corp. (Wells Fargo Bank SPA)ø	1.92	12-1-2040	2,000,000	2,000,000
Health revenue: 0.14%
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2028	1,100,000	1,136,642
Housing revenue: 0.45%
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	1.89	11-1-2035	785,000	785,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.00	9-15-2031	995,000	995,000
Minnesota Housing Finance Agency Series F-2	3.70	8-1-2026	1,965,000	1,966,272
				3,746,272
Miscellaneous revenue: 0.24%
Minnesota Rural Water Finance Authority, Inc. BAN	3.30	8-1-2026	2,000,000	2,002,430
Utilities revenue: 0.14%
Northern Municipal Power Agency	5.00	1-1-2026	1,130,000	1,140,527
				15,013,123
Missouri: 1.25%
Health revenue: 0.79%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,265,654
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2026	475,000	478,081
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2027	760,000	775,262
				6,518,997
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 11

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.46%
Missouri Joint Municipal Electric Utility Commission Prairie State Project	5.00%	12-1-2025	$3,740,000	$3,770,033
				10,289,030
Nebraska: 0.73%
Miscellaneous revenue: 0.73%
City of Gretna COP	4.00	12-15-2025	3,000,000	3,001,324
City of Gretna COP	5.00	12-15-2025	3,000,000	3,003,526
				6,004,850
New Hampshire: 0.49%
Education revenue: 0.25%
New Hampshire HEFA Act Trustees of Dartmouth College Series Aøø	3.30	6-1-2040	2,000,000	2,005,471
Housing revenue: 0.24%
New Hampshire HFA Series D (GNMA / FNMA / FHLMC Insured)øø	3.58	7-1-2056	2,000,000	2,000,000
				4,005,471
New Jersey: 2.44%
Education revenue: 0.42%
New Jersey Higher Education Student Assistance Authority Series 1-A AMT	5.00	12-1-2029	2,500,000	2,616,435
New Jersey Higher Education Student Assistance Authority Series B AMT	5.00	12-1-2025	850,000	855,847
				3,472,282
GO revenue: 0.50%
City of Newark Series B BAN	4.50	5-7-2026	1,500,000	1,513,055
New Jersey EDA Series GGG144A	5.25	9-1-2025	2,620,000	2,628,806
				4,141,861
Housing revenue: 1.52%
Residual Interest Bond Floater Trust Various States Series 2024-012 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	2.17	11-1-2064	12,495,000	12,495,000
				20,109,143
New Mexico: 1.41%
GO revenue: 0.61%
Albuquerque Municipal School District No. 12 Series A	5.00	8-1-2025	5,000,000	5,007,698
Housing revenue: 0.61%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	3,000,000	2,997,844
New Mexico Mortgage Finance Authority JLG SAF 2023 LLLP (Department of Housing and Urban Development Insured)øø	3.73	2-1-2042	2,000,000	2,000,811
				4,998,655
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.19%
New Mexico Municipal Energy Acquisition Authority	5.00%	5-1-2028	$640,000	$667,960
New Mexico Municipal Energy Acquisition Authority	5.00	5-1-2029	850,000	896,425
				1,564,385
				11,570,738
New York: 7.12%
Education revenue: 0.27%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	2.03	7-1-2032	1,810,000	1,810,000
Saratoga County Capital Resource Corp. Skidmore College Series 2021A	5.00	7-1-2025	425,000	425,000
				2,235,000
GO revenue: 2.53%
City of Cortland BAN	4.50	5-15-2026	4,000,000	4,006,174
City of Ithaca BAN	4.25	2-13-2026	3,000,000	3,009,827
City of Mount Vernon BAN144A	5.00	5-29-2026	4,000,000	4,029,260
City of New York Series 2ø	3.90	4-1-2042	3,000,000	3,000,000
City of New York Series A2 (Mizuho Bank Limited LOC)ø	4.00	10-1-2038	100,000	100,000
City of New York Series A3 (Mizuho Bank Limited LOC)ø	4.00	10-1-2040	200,000	200,000
City of New York Series C-4 (AG Insured)€	6.00	1-1-2032	800,000	800,000
City of New York Series G-2 (Bank of America N.A. SPA)ø	4.05	2-1-2055	2,000,000	2,000,000
Village of Lowville BAN	5.38	8-21-2025	1,750,000	1,751,629
Village of Valley Stream Series A BAN	5.13	5-8-2026	1,915,000	1,924,401
				20,821,291
Housing revenue: 0.73%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	6,000,000	6,011,784
Industrial development revenue: 1.64%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	5.00	10-1-2028	1,350,000	1,350,000
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	5,665,000	5,688,902
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2027	5,000,000	5,073,538
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2030	1,335,000	1,363,827
				13,476,267
Miscellaneous revenue: 1.21%
Tender Option Bond Trust Receipts/Certificates Series MS0041 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	2.32	5-1-2026	10,000,000	10,000,000
Resource recovery revenue: 0.49%
New York State Environmental Facilities Corp. Waste Management, Inc. AMTøø	4.10	5-1-2030	4,000,000	4,000,977
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 13

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.25%
Metropolitan Transportation Authority Series A2	5.00%	11-15-2027	$2,000,000	$2,053,624
				58,598,943
North Carolina: 0.59%
Airport revenue: 0.10%
Raleigh Durham Airport Authority Series C (TD Bank N.A. LOC)ø	1.88	5-1-2036	835,000	835,000
Health revenue: 0.18%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,484,683
Industrial development revenue: 0.31%
Cumberland County Industrial Facilities & PCFA American Titanium Metal LLC AMTøø	3.75	12-1-2027	2,500,000	2,500,965
				4,820,648
Ohio: 5.15%
Education revenue: 0.73%
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144Aø	2.12	1-15-2031	5,970,000	5,970,000
GO revenue: 2.35%
Bedford City School District	4.50	9-4-2025	2,500,000	2,506,504
City of Forest Park BAN	4.25	5-19-2026	1,000,000	1,008,968
City of Huber Heights Series B BAN	4.50	7-10-2025	2,630,000	2,630,857
City of Lancaster BAN	4.13	6-10-2026	1,500,000	1,511,377
City of North Olmsted BAN144A	4.00	6-24-2026	2,500,000	2,517,373
City of Strongsville BAN144A	5.00	12-10-2025	1,850,000	1,859,539
City of Warrensville Heights BAN144A	4.50	6-24-2026	2,000,000	2,023,394
County of Trumbull BAN144A	4.00	3-12-2026	2,041,000	2,050,169
Monroe Local School District BAN	4.13	12-3-2025	2,200,000	2,203,812
Township of Mifflin BAN	5.00	2-12-2026	1,050,000	1,057,696
				19,369,689
Health revenue: 0.99%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,171,330
County of Butler UC Health Obligated Group	5.00	11-15-2025	1,580,000	1,583,496
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	2.45	1-15-2033	1,405,000	1,405,000
				8,159,826
Housing revenue: 0.49%
Ohio HFA Pebble Brooke Owner LPøø%%	3.35	7-1-2043	4,000,000	4,008,384
Miscellaneous revenue: 0.25%
County of Cuyahoga Convention Hotel Project COP	5.00	12-1-2026	2,000,000	2,056,817
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.24%
Ohio Air Quality Development Authority American Electric Power Co, Inc. Series A AMT	3.75%	1-1-2029	$2,000,000	$1,982,054
Utilities revenue: 0.10%
American Municipal Power, Inc. Series 2025A	5.00	2-15-2029	765,000	814,543
				42,361,313
Oklahoma: 3.14%
Education revenue: 0.15%
University of Oklahoma Series A (BAM Insured)	5.00	7-1-2027	700,000	733,002
University of Oklahoma Series B	5.00	7-1-2025	510,000	510,000
				1,243,002
GO revenue: 0.56%
Lincoln County Independent School District No. 103 Prague	4.50	6-1-2026	1,005,000	1,014,475
McClain County Independent School District No. 1 Newcastle	5.00	7-1-2026	2,035,000	2,074,759
Muskogee County Independent School District No. 29	3.85	7-1-2025	1,550,000	1,550,000
				4,639,234
Health revenue: 0.63%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	2.56	8-15-2031	5,200,000	5,200,000
Housing revenue: 1.53%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,780,000	1,814,105
Oklahoma County Finance Authority Independent School District No. 41 Western Heights	5.00	9-1-2027	2,150,000	2,201,257
Oklahoma HFA Villages at A New Leaf II LP Series 2025øø	3.40	7-1-2028	1,525,000	1,531,651
Oklahoma Housing Finance Agency Lakeshore Pointe LLCøø	3.35	12-1-2027	5,000,000	5,017,686
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2026	1,050,000	1,065,583
Texas County Development Authority Texas County Independent School District No. 8 Guymon	5.00	10-1-2028	900,000	957,632
				12,587,914
Water & sewer revenue: 0.27%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572 (Royal Bank of Canada LIQ)144Aø	1.95	10-1-2045	2,220,000	2,220,000
				25,890,150
Oregon: 0.59%
Airport revenue: 0.59%
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2029	3,960,000	4,197,012
Port of Portland Airport Revenue Series 30-B AMT	5.00	7-1-2026	675,000	686,866
				4,883,878
Pennsylvania: 3.97%
Airport revenue: 0.19%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2025	1,545,000	1,545,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 15

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.44%
Chester County IDA Avon Grove Charter School	5.00%	3-1-2027	$2,250,000	$2,283,394
Delaware County Authority Neumann University	5.00	10-1-2025	525,000	525,401
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2025	355,000	355,529
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	435,539
				3,599,863
GO revenue: 0.34%
Borough of Dunmore Series A (AG Insured)	2.00	9-1-2026	170,000	166,555
Riverside School District (BAM Insured)	4.00	10-15-2025	550,000	551,345
School District of Philadelphia Series A	5.00	9-1-2030	2,055,000	2,058,133
				2,776,033
Health revenue: 2.20%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	2.62	11-15-2047	6,000,000	5,931,828
Central Bradford Progress Authority Guthrie Clinic Series Dø	2.56	12-1-2041	7,075,000	7,075,000
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.50	11-1-2027	890,000	934,963
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	2.72	9-1-2050	1,950,000	1,950,000
Tender Option Bond Trust Receipts/Certificates Series 2019-XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	1.97	7-15-2043	2,250,000	2,250,000
				18,141,791
Resource recovery revenue: 0.12%
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	964,660
Transportation revenue: 0.68%
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	2.77	7-15-2041	5,000,000	4,990,935
Tender Option Bond Trust Receipts/Certificates Series XX1400 (Barclays Bank plc LIQ)144Aø	1.95	12-1-2054	640,000	640,000
				5,630,935
				32,658,282
Puerto Rico: 0.24%
Miscellaneous revenue: 0.24%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,940,000	1,952,332
Rhode Island: 0.86%
GO revenue: 0.86%
Bristol Warren Regional School District Series 1-BANS	5.00	6-4-2026	5,000,000	5,085,034
City of Pawtucket Series 2 BAN	4.50	10-24-2025	2,000,000	2,003,157
				7,088,191
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.68%
Health revenue: 0.10%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00%	11-15-2027	$250,000	$257,242
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2028	275,000	285,246
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2029	250,000	260,691
				803,179
Resource recovery revenue: 0.40%
South Carolina Jobs-EDA Enerra SC-1 LLC AMT144Aøø	3.70	12-15-2027	3,250,000	3,244,566
Water & sewer revenue: 0.18%
South Carolina Public Service Authority Series B	5.00	12-1-2025	1,500,000	1,511,498
				5,559,243
Tennessee: 2.21%
Airport revenue: 0.34%
Memphis-Shelby County Airport Authority Series A AMT	5.00	7-1-2025	2,750,000	2,750,000
Housing revenue: 1.29%
Chattanooga Health Educational & Housing Facility Board One Westside Phase 1B LPøø	3.60	6-1-2048	2,000,000	2,014,464
Health Educational & Housing Facility Board of the City of Memphis APP Pershing Park Partners LLLP (FHA Insured)øø	3.25	11-1-2029	4,000,000	4,011,437
Jackson Health Educational & Housing Facility Board Cottages of Bluecreek LLC (Department of Housing and Urban Development Insured)øø	4.00	4-1-2045	1,550,000	1,574,240
Knox County Health Educational & Housing Facility Board Pines III LP (Department of Housing and Urban Development Insured)øø	3.10	9-1-2029	3,000,000	3,010,683
				10,610,824
Utilities revenue: 0.58%
Tennergy Corp. Series A	5.00	6-1-2028	275,000	287,649
Tennergy Corp. Series A	5.00	6-1-2029	860,000	907,131
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,608,819
				4,803,599
				18,164,423
Texas: 16.36%
Airport revenue: 0.86%
City of El Paso Airport Revenue AMT	5.00	8-15-2026	2,000,000	2,036,208
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2026	1,000,000	1,018,867
City of Houston Airport System Revenue Series A AMT (AG Insured)	5.00	7-1-2027	3,000,000	3,100,479
Port Authority of Houston of Harris County Texas	5.00	10-1-2025	950,000	954,653
				7,110,207
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 17

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.97%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00%	2-15-2026	$280,000	$281,637
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2028	360,000	382,186
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2029	380,000	408,766
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2026	675,000	679,664
Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	2.32	6-15-2056	3,500,000	3,500,000
University of North Texas System Series A	5.00	4-15-2026	2,700,000	2,744,911
				7,997,164
GO revenue: 5.82%
City of DeSoto	5.00	2-15-2026	3,740,000	3,788,201
Clear Creek Independent School District Series Bøø	3.60	2-15-2035	2,250,000	2,250,650
County of Fort Bend Series B	5.00	3-1-2029	3,500,000	3,505,102
El Paso Independent School Districtøø	5.00	2-1-2040	2,250,000	2,274,001
Fort Bend Independent School District Series Bøø	0.88	8-1-2050	2,960,000	2,954,621
Fort Bend Independent School District Series Bøø	3.80	8-1-2055	3,750,000	3,806,001
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,092,579
Harris County Hospital District	5.00	2-15-2029	2,570,000	2,756,663
Little Elm Independent School Districtøø	0.68	8-15-2048	280,000	279,057
North East Independent School Districtøø	3.75	8-1-2049	3,000,000	3,034,143
Northside Independent School Districtøø	3.55	6-1-2050	5,000,000	5,039,323
Northside Independent School District Series Bøø	3.45	8-1-2054	2,500,000	2,509,214
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,048,157
Ponder Independent School Districtøø	4.00	2-15-2051	2,000,000	2,039,292
Sinton Independent School Districtø	4.00	8-15-2051	3,540,000	3,540,844
State of Texas Series A	3.20	10-1-2028	3,000,000	3,001,460
				47,919,308
Health revenue: 1.67%
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	5.00	5-15-2050	3,000,000	3,195,887
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2026	700,000	712,180
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2027	700,000	727,527
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2028	760,000	804,976
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	5.00	11-15-2028	3,945,000	4,007,522
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series B	5.00	7-1-2025	1,250,000	1,250,000
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	4.00	10-1-2041	3,000,000	3,000,000
				13,698,092
Housing revenue: 0.84%
City of Dallas Housing Finance Corp. Mondello Apartments LLC (FHA Insured)øø	5.00	8-1-2027	1,785,000	1,820,439
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	2.20%	3-1-2038	$2,553,000	$2,553,000
THF Public Facility Corp. THF Covington Acres LPøø%%	3.34	2-1-2044	2,500,000	2,503,449
				6,876,888
Resource recovery revenue: 2.92%
Mission Economic Development Corp. Waste Management, Inc. Series A AMTø	3.95	5-1-2046	6,000,000	6,000,199
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Dø	2.25	11-1-2040	3,000,000	3,000,000
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Eø	2.05	11-1-2040	15,000,000	15,000,000
				24,000,199
Tax revenue: 1.90%
City of Dallas144Aøø	6.00	8-15-2053	8,000,000	8,011,684
City of Dallas Hotel Occupancy Tax Revenue	4.00	8-15-2027	2,000,000	2,009,338
City of Houston Hotel Occupancy Tax & Special Revenue	5.00	9-1-2029	1,500,000	1,502,199
Harris County-Houston Sports Authority Series B (AG Insured)	5.00	11-15-2026	4,000,000	4,108,341
				15,631,562
Transportation revenue: 0.17%
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2027	500,000	517,939
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2028	450,000	475,520
County of Fort Bend Toll Road Revenue (AG Insured)	5.00	3-1-2029	400,000	429,754
				1,423,213
Utilities revenue: 0.97%
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	3,000,000	2,997,020
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	2.79	2-1-2048	4,000,000	3,998,438
Texas Municipal Power Agency (AG Insured)	3.00	9-1-2025	1,000,000	998,767
				7,994,225
Water & sewer revenue: 0.24%
San Antonio Water System Series A (Truist Bank SPA)ø	3.95	5-1-2054	2,000,000	2,000,000
				134,650,858
Utah: 0.37%
Airport revenue: 0.28%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	1,325,000	1,325,000
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,017,579
				2,342,579
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 19

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.09%
Southern Utah Valley Power Systems (BAM Insured)	5.00%	7-15-2028	$400,000	$423,683
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2029	285,000	305,851
				729,534
				3,072,113
Vermont: 0.49%
Housing revenue: 0.49%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	4,000,000	4,002,780
Virginia: 1.27%
Health revenue: 0.17%
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2026	500,000	509,731
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2027	500,000	520,591
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AG Insured)	5.00	7-1-2028	350,000	371,063
				1,401,385
Housing revenue: 0.33%
Virginia Housing Development Authority Series Føø	3.63	7-1-2055	2,700,000	2,699,992
Industrial development revenue: 0.24%
Virginia Small Business Financing Authority Pure Salmon Virginia LLC AMTøø	4.00	11-1-2052	2,000,000	2,000,576
Miscellaneous revenue: 0.17%
Rappahannock Regional Jail Authority	5.00	10-1-2026	1,375,000	1,380,101
Utilities revenue: 0.36%
Louisa IDA Virginia Electric & Power Co. Series Bøø	0.75	11-1-2035	3,000,000	2,978,641
				10,460,695
Washington: 1.11%
Airport revenue: 0.42%
Port of Seattle Series B AMT	5.00	7-1-2025	3,500,000	3,500,000
GO revenue: 0.25%
County of King	4.00	7-1-2029	2,000,000	2,036,689
Health revenue: 0.18%
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	5.00	8-15-2027	1,500,000	1,501,186
Housing revenue: 0.26%
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,115,215
				9,153,090
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
West Virginia: 0.66%
Industrial development revenue: 0.36%
West Virginia EDA Appalachian Power Co. Series Aøø	0.63%	12-1-2038	$3,000,000	$2,956,777
Resource recovery revenue: 0.30%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,512,710
				5,469,487
Wisconsin: 6.08%
GO revenue: 0.59%
City of Manitowoc	4.25	8-1-2027	4,035,000	4,099,099
City of Milwaukee Series N3 (AG Insured)	5.00	4-1-2029	690,000	738,742
				4,837,841
Health revenue: 0.87%
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2027	850,000	883,057
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2028	900,000	952,900
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2029	850,000	914,605
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 2øø	5.00	8-15-2054	2,250,000	2,285,206
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2026	670,000	671,137
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,418,949
				7,125,854
Housing revenue: 0.37%
Wisconsin Housing & EDA Home Ownership Revenue Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	1.92	3-1-2042	1,915,000	1,915,000
Wisconsin Housing & EDA Flats at Bishops Woods LP Series Føø	5.00	12-1-2027	1,100,000	1,128,851
				3,043,851
Miscellaneous revenue: 3.47%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.20	6-1-2036	13,300,000	13,300,000
City of Watertown	4.00	10-1-2025	1,225,000	1,225,171
Madison Metropolitan School District	4.00	9-2-2025	2,500,000	2,504,796
Peshtigo School District BAN	4.75	3-1-2027	2,500,000	2,502,608
PMA Levy & Aid Anticipation Notes Program Series A	5.00	9-24-2025	5,000,000	5,019,976
Town of Clayton Series B	2.00	6-1-2026	1,000,000	983,188
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,045,200
				28,580,939
Utilities revenue: 0.36%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	2,977,964
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 21

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.42%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00%	6-1-2026	$1,500,000	$1,472,613
Village of Sharon Combined Utility System Revenue Series A BAN	5.00	12-1-2026	2,000,000	2,024,290
				3,496,903
				50,063,352
Wyoming: 0.24%
Health revenue: 0.24%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	2,000,000	2,000,199
Total municipal obligations (Cost $815,405,328)				816,350,875

		Yield	Shares
Short-term investments: 0.57%
Investment companies: 0.57%
Allspring Government Money Market Fund Select Class♠∞##		4.26	4,672,374	4,672,374
Total short-term investments (Cost $4,672,374)				4,672,374
Total investments in securities (Cost $833,527,702)	101.38%			834,473,249
Other assets and liabilities, net	(1.38)			(11,330,599)
Total net assets	100.00%			$823,142,650

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—June 30, 2025

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,647,326	$400,246,633	$(400,221,585)	$0	$0	$4,672,374	4,672,374	$171,234
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 23

Statement of assets and liabilities—June 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $828,855,328)	$829,800,875
Investments in affiliated securities, at value (cost $4,672,374)	4,672,374
Cash	48,506
Receivable for interest	7,977,080
Receivable for investments sold	2,448,992
Receivable for Fund shares sold	593,127
Prepaid expenses and other assets	101,924
Total assets	845,642,878
Liabilities
Payable for when-issued transactions	19,681,600
Payable for Fund shares redeemed	2,086,745
Dividends payable	497,966
Management fee payable	80,470
Administration fees payable	55,125
Shareholder servicing fees payable	36,242
Trustees’ fees and expenses payable	1,978
Distribution fee payable	1,192
Accrued expenses and other liabilities	58,910
Total liabilities	22,500,228
Total net assets	$823,142,650
Net assets consist of
Paid-in capital	$853,427,721
Total distributable loss	(30,285,071)
Total net assets	$823,142,650
The accompanying notes are an integral part of these financial statements.
24 | Allspring Ultra Short-Term Municipal Income Fund

Statement of assets and liabilities—June 30, 2025
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$136,404,655
Shares outstanding–Class A1	14,121,078
Net asset value per share–Class A	$9.66
Maximum offering price per share – Class A2	$9.86
Net assets–Class A2	$52,098,536
Shares outstanding–Class A2[1]	5,393,115
Net asset value per share–Class A2	$9.66
Net assets–Class C	$1,932,289
Shares outstanding–Class C1	201,708
Net asset value per share–Class C	$9.58
Net assets–Class R6	$222,436,161
Shares outstanding–Class R6[1]	23,027,619
Net asset value per share–Class R6	$9.66
Net assets–Administrator Class	$7,613,238
Shares outstanding–Administrator Class[1]	787,965
Net asset value per share–Administrator Class	$9.66
Net assets–Institutional Class	$402,657,771
Shares outstanding–Institutional Class[1]	41,669,414
Net asset value per share–Institutional Class	$9.66
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 25

Statement of operations—year ended June 30, 2025
Statement of operations
Investment income
Interest	$24,969,328
Income from affiliated securities	171,234
Total investment income	25,140,562
Expenses
Management fee	1,888,512
Administration fees
Class A	208,837
Class A2	66,288
Class C	2,886
Class R6	75,740
Administrator Class	6,817
Institutional Class	248,624
Shareholder servicing fees
Class A	346,677
Class A2	65,574
Class C	4,809
Administrator Class	16,951
Distribution fee
Class C	14,428
Custody and accounting fees	4
Professional fees	54,544
Registration fees	101,707
Shareholder report expenses	5,477
Trustees’ fees and expenses	16,876
Other fees and expenses	24,394
Total expenses	3,149,145
Less: Fee waivers and/or expense reimbursements
Fund-level	(812,190)
Class A	(116,579)
Class A2	(29,443)
Class C	(1,291)
Administrator Class	(1,102)
Net expenses	2,188,540
Net investment income	22,952,022
Realized and unrealized gains (losses) on investments
Net realized gains on investments	352,612
Net change in unrealized gains (losses) on investments	5,096,567
Net realized and unrealized gains (losses) on investments	5,449,179
Net increase in net assets resulting from operations	$28,401,201
The accompanying notes are an integral part of these financial statements.
26 | Allspring Ultra Short-Term Municipal Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$22,952,022		$22,172,146
Net realized gains (losses) on investments		352,612		(17,904)
Net change in unrealized gains (losses) on investments		5,096,567		9,111,280
Net increase in net assets resulting from operations		28,401,201		31,265,522
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,890,466)		(3,933,543)
Class A2		(1,277,198)		(635,296)
Class C		(38,938)		(39,307)
Class R6		(7,745,186)		(6,874,477)
Administrator Class		(189,485)		(168,110)
Institutional Class		(9,417,748)		(9,859,705)
Total distributions to shareholders		(22,559,021)		(21,510,438)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,823,025	17,558,969	1,042,285	9,929,828
Class A2	3,936,921	37,944,434	1,673,936	15,990,744
Class C	20,081	191,968	22,750	214,927
Class R6	14,864,215	143,224,318	21,599,697	205,716,231
Administrator Class	143,144	1,378,493	15,254	145,502
Institutional Class	33,708,852	324,808,562	38,545,394	366,576,715
		525,106,744		598,573,947
Reinvestment of distributions
Class A	378,013	3,645,925	391,107	3,728,385
Class A2	132,347	1,276,616	66,777	635,296
Class C	449	4,293	598	5,661
Class R6	125,789	1,213,235	71,448	681,801
Administrator Class	19,309	186,274	17,203	164,129
Institutional Class	898,853	8,671,119	875,689	8,353,789
		14,997,462		13,569,061
Payment for shares redeemed
Class A	(2,787,536)	(26,871,461)	(10,339,792)	(98,144,213)
Class A2	(2,026,395)	(19,539,531)	(791,223)	(7,540,877)
Class C	(57,106)	(545,219)	(86,744)	(818,306)
Class R6	(19,326,691)	(186,265,623)	(23,077,282)	(219,944,566)
Administrator Class	(69,798)	(672,987)	(147,281)	(1,404,479)
Institutional Class	(28,186,789)	(272,020,095)	(37,389,289)	(356,568,673)
		(505,914,916)		(684,421,114)
Net increase (decrease) in net assets resulting from capital share transactions		34,189,290		(72,278,106)
Total increase (decrease) in net assets		40,031,470		(62,523,022)
Net assets
Beginning of period		783,111,180		845,634,202
End of period		$823,142,650		$783,111,180
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 27

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.60	$9.49	$9.45	$9.61	$9.59
Net investment income	0.27 [1]	0.23 [1]	0.13 [1]	0.03	0.04
Net realized and unrealized gains (losses) on investments	0.06	0.10	0.04	(0.16)	0.02
Total from investment operations	0.33	0.33	0.17	(0.13)	0.06
Distributions to shareholders from
Net investment income	(0.27)	(0.22)	(0.13)	(0.03)	(0.04)
Net asset value, end of period	$9.66	$9.60	$9.49	$9.45	$9.61
Total return[2]	3.47%	3.57%	1.83%	(1.38)%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.66%	0.67%	0.66%	0.66%
Net expenses	0.48%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.85%	2.40%	1.37%	0.29%	0.42%
Supplemental data
Portfolio turnover rate	50%	42%	29%	46%	30%
Net assets, end of period (000s omitted)	$136,405	$141,123	$224,086	$291,008	$317,609

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A2	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.60	$9.49	$9.45	$9.61	$9.59
Net investment income	0.28 [1]	0.24 [1]	0.14 [1]	0.03	0.04
Net realized and unrealized gains (losses) on investments	0.06	0.10	0.04	(0.16)	0.02
Total from investment operations	0.34	0.34	0.18	(0.13)	0.06
Distributions to shareholders from
Net investment income	(0.28)	(0.23)	(0.14)	(0.03)	(0.04)
Net asset value, end of period	$9.66	$9.60	$9.49	$9.45	$9.61
Total return[2]	3.56%	3.67%	1.93%	(1.36)%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.56%	0.57%	0.64%	0.66%
Net expenses	0.40%	0.40%	0.40%	0.48%	0.50%
Net investment income	2.94%	2.56%	1.45%	0.29%	0.40%
Supplemental data
Portfolio turnover rate	50%	42%	29%	46%	30%
Net assets, end of period (000s omitted)	$52,099	$32,151	$22,782	$39,575	$42,354

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.52	$9.41	$9.32	$9.48	$9.41
Net investment income	0.20 [1]	0.16 [1]	0.06 [1]	0.00 [1,2]	0.00 [1,2]
Payment from affiliate	0.00	0.00	0.00	0.00	0.07
Net realized and unrealized gains (losses) on investments	0.05	0.10	0.09	(0.16)	0.00
Total from investment operations	0.25	0.26	0.15	(0.16)	0.07
Distributions to shareholders from
Net investment income	(0.19)	(0.15)	(0.06)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$9.58	$9.52	$9.41	$9.32	$9.48
Total return[3]	2.69%	2.81%	1.62%[4]	(1.67)%	0.76%[5]
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.41%	1.42%	1.40%	1.41%
Net expenses	1.25%	1.25%	1.25%	0.81%*	0.92%*
Net investment income	2.08%	1.68%	0.66%	0.02%	0.02%
Supplemental data
Portfolio turnover rate	50%	42%	29%	46%	30%
Net assets, end of period (000s omitted)	$1,932	$2,267	$2,839	$2,448	$1,659

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended June 30, 2022	0.44%
Year ended June 30, 2021	0.33%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[4]	During the year ended June 30, 2023, the Fund received payments from a service provider which had a 0.51% impact on the total return.
[5]	During the year ended June 30, 2021, the Fund received a payment from an affiliate which had a 0.73% impact on total return.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class R6	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.60	$9.49	$9.45	$9.61	$9.59
Net investment income	0.30 [1]	0.26 [1]	0.15 [1]	0.06	0.07
Net realized and unrealized gains (losses) on investments	0.06	0.10	0.05	(0.16)	0.02
Total from investment operations	0.36	0.36	0.20	(0.10)	0.09
Distributions to shareholders from
Net investment income	(0.30)	(0.25)	(0.16)	(0.06)	(0.07)
Net asset value, end of period	$9.66	$9.60	$9.49	$9.45	$9.61
Total return[2]	3.77%	3.88%	2.13%	(1.09)%	0.92%
Ratios to average net assets (annualized)
Gross expenses	0.31%	0.29%	0.29%	0.28%	0.28%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.12%	2.74%	1.61%	0.56%	0.71%
Supplemental data
Portfolio turnover rate	50%	42%	29%	46%	30%
Net assets, end of period (000s omitted)	$222,436	$262,581	$272,993	$668,633	$1,032,413

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 31

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Administrator Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.60	$9.49	$9.45	$9.61	$9.59
Net investment income	0.27 [1]	0.23 [1]	0.13 [1]	0.03 [1]	0.04
Net realized and unrealized gains (losses) on investments	0.06	0.10	0.04	(0.16)	0.02
Total from investment operations	0.33	0.33	0.17	(0.13)	0.06
Distributions to shareholders from
Net investment income	(0.27)	(0.22)	(0.13)	(0.03)	(0.04)
Net asset value, end of period	$9.66	$9.60	$9.49	$9.45	$9.61
Total return[2]	3.46%	3.57%	1.83%	(1.39)%	0.62%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.61%	0.61%	0.60%	0.60%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.83%	2.43%	1.36%	0.27%	0.42%
Supplemental data
Portfolio turnover rate	50%	42%	29%	46%	30%
Net assets, end of period (000s omitted)	$7,613	$6,674	$7,689	$10,929	$15,157

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.60	$9.49	$9.45	$9.61	$9.59
Net investment income	0.30 [1]	0.26 [1]	0.15 [1]	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.05	0.10	0.05	(0.16)	0.02
Total from investment operations	0.35	0.36	0.20	(0.11)	0.08
Distributions to shareholders from
Net investment income	(0.29)	(0.25)	(0.16)	(0.05)	(0.06)
Net asset value, end of period	$9.66	$9.60	$9.49	$9.45	$9.61
Total return[2]	3.72%	3.83%	2.08%	(1.14)%	0.87%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.34%	0.34%	0.33%	0.33%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.08%	2.70%	1.58%	0.52%	0.66%
Supplemental data
Portfolio turnover rate	50%	42%	29%	46%	30%
Net assets, end of period (000s omitted)	$402,658	$338,315	$315,246	$734,360	$783,690

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 33

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
34 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $833,561,843 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,834,594
Gross unrealized losses	(923,188)
Net unrealized gains	$911,406
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $5,280,159 in short-term capital losses and $25,917,487 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$13,450,000	$0	$13,450,000
Municipal obligations	0	816,350,875	0	816,350,875
Short-term investments
Investment companies	4,672,374	0	0	4,672,374
Total assets	$4,672,374	$829,800,875	$0	$834,473,249
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Ultra Short-Term Municipal Income Fund | 35

Notes to financial statements
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the year ended June 30, 2025, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class A2	0.15
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Class C	1.25
Class R6	0.20
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2025, Allspring Funds Distributor received $882 from the sale of Class A shares and $2,095 and $1 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
36 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis.Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $319,715,000, $273,090,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2025 were $359,187,138 and $291,068,308, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Tax-exempt income	$22,559,021	$21,510,438
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Capital loss carryforward
$499,135	$911,406	$(31,197,646)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
10.CLASS CONVERSION
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
Allspring Ultra Short-Term Municipal Income Fund | 37

Notes to financial statements
11.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
12.SUBSEQUENT EVENT
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
38 | Allspring Ultra Short-Term Municipal Income Fund

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Ultra Short-Term Municipal Income Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
Allspring Ultra Short-Term Municipal Income Fund | 39

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

40 | Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Ultra Short-Term Municipal Income Fund | 41

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Ultra Short-Term Municipal Income Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.*

42 | Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three-, and five-year periods under review, and in range of the average investment performance of the Universe for the ten-year period under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Ultra Short-Term Municipal Income Blended Index, for the one-year period under review, and lower for all other periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
It was noted that the Board had approved a proposal to convert Administrator Class shares into Institutional Class shares for the Fund and that the conversion is expected to occur on or about September 12, 2025.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class, except for Class A2, which was in range of the sum of the average rates for the expense Group.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Allspring Ultra Short-Term Municipal Income Fund | 43

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

44 | Allspring Ultra Short-Term Municipal Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3011 06-25

Allspring Wisconsin Tax-Free Fund
Long Form Financial Statements
Annual Report
June 30, 2025

Allspring Wisconsin Tax-Free Fund | 1

Portfolio of investments—June 30, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.92%
Alabama: 1.37%
Utilities revenue: 1.37%
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00%	10-1-2052	$1,000,000	$1,002,522
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	750,000	786,697
				1,789,219
California: 0.40%
Utilities revenue: 0.40%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	522,234
Florida: 0.19%
Resource recovery revenue: 0.19%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	250,000	249,010
Georgia: 0.76%
Utilities revenue: 0.76%
Development Authority of Monroe County Georgia Power Co.øø	3.35	11-1-2048	1,000,000	990,618
Guam: 6.95%
Airport revenue: 2.14%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2027	300,000	306,893
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	100,000	103,155
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2030	270,000	282,160
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2031	400,000	419,005
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	265,289
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	969,138
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	453,100
				2,798,740
Miscellaneous revenue: 0.34%
Territory of Guam Series F	4.00	1-1-2042	500,000	442,588
Tax revenue: 0.79%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	1,032,581
Utilities revenue: 0.81%
Guam Power Authority Series A	5.00	10-1-2026	500,000	511,348
Guam Power Authority Series A	5.00	10-1-2038	550,000	553,740
				1,065,088
Water & sewer revenue: 2.87%
Guam Government Waterworks Authority	5.00	7-1-2027	500,000	507,231
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	507,441
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,196,455
Guam Government Waterworks Authority Series A	5.00	1-1-2050	545,000	538,372
				3,749,499
				9,088,496
The accompanying notes are an integral part of these financial statements.
2 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Illinois: 1.01%
GO revenue: 0.81%
City of Chicago Series B	5.00%	1-1-2031	$1,000,000	$1,056,732
Miscellaneous revenue: 0.20%
City of Chicago Lakeshore East Special Assessment Area144A	2.69	12-1-2026	266,000	260,308
				1,317,040
Minnesota: 1.95%
Health revenue: 0.91%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2044	1,165,000	1,184,492
Housing revenue: 1.04%
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,365,521
				2,550,013
New Jersey: 0.34%
Education revenue: 0.34%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00	6-15-2047	425,000	440,134
New York: 1.80%
Education revenue: 1.03%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	397,801
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	949,728
				1,347,529
GO revenue: 0.77%
City of Ithaca BAN	4.25	2-13-2026	1,000,000	1,003,276
				2,350,805
Pennsylvania: 2.80%
Education revenue: 0.67%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	600,000	593,432
Pennsylvania EDFA Villanova University	5.00	8-1-2043	270,000	281,577
				875,009
Health revenue: 2.13%
Lancaster IDA Willow Valley Communities Obligated Group	5.00	12-1-2044	890,000	843,945
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	1,941,588
				2,785,533
				3,660,542
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 3

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 2.92%
Health revenue: 1.43%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00%	7-1-2026	$205,000	$207,573
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2031	435,000	459,548
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2032	925,000	972,768
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	228,782
				1,868,671
Miscellaneous revenue: 1.49%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,940,000	1,952,332
				3,821,003
Texas: 2.14%
Education revenue: 0.77%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	1,009,858
GO revenue: 1.37%
Denton Independent School District	4.00	8-15-2048	2,000,000	1,791,269
				2,801,127
Wisconsin: 76.29%
Education revenue: 8.27%
PFA Cincinnati Classical Academy Series A144A	5.88	6-15-2054	500,000	467,534
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2030	495,000	494,647
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,373,882
Wisconsin HEFA Lawrence University	4.00	2-1-2045	1,685,000	1,412,507
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,042,019
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.00	4-1-2038	1,200,000	846,160
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.13	4-1-2039	1,000,000	688,648
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.13	4-1-2040	1,000,000	663,171
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.25	4-1-2041	750,000	492,908
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.25	4-1-2042	1,000,000	644,407
The accompanying notes are an integral part of these financial statements.
4 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50%	3-15-2033	$665,000	$674,431
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	1,011,014
				10,811,328
GO revenue: 1.54%
City of Milwaukee Series N5 (BAM Insured)	5.00	12-1-2039	1,915,000	2,015,813
Health revenue: 23.60%
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2037	275,000	276,593
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2038	375,000	374,366
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.04	2-15-2054	1,200,000	1,200,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	3.85	4-1-2054	1,500,000	1,500,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	182,779
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	161,147
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,845,000	2,948,087
Wisconsin HEFA Beloit Health System Obligated Group	4.00	7-1-2036	4,000,000	3,902,536
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	52,713
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,357,458
Wisconsin HEFA Chiara Housing & Services, Inc. Obligated Group	5.63	7-1-2035	575,000	592,221
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	3.00	2-15-2031	230,000	211,629
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	3.25	2-15-2032	185,000	173,636
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	411,744
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	663,897
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	509,903
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2047	1,635,000	1,611,380
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	97,884
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2031	75,000	72,753
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	1,832,061
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	678,849
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	380,351
Wisconsin HEFA Monroe Clinic, Inc.	3.00	2-15-2035	520,000	519,575
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2031	900,000	900,378
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2033	775,000	775,326
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2028	400,000	400,648
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2029	575,000	575,932
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2030	465,000	465,753
Wisconsin HEFA PHW Menomonee Falls, Inc.	6.00	10-1-2054	1,000,000	994,558
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,200,000	1,203,012
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 5

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00%	7-1-2049	$550,000	$545,894
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,430,405
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2030	935,000	923,962
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2045	650,000	534,905
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	390,892
				30,853,227
Housing revenue: 35.98%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,286,778
Ashwaubenon CDA County of Brown	4.00	6-1-2030	250,000	259,470
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,349,831
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	8,000,000	2,271,502
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	117,249
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	228,933
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	781,041
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,552,675
Kaukauna RDA	3.75	6-1-2032	850,000	850,109
Kaukauna RDA	4.00	6-1-2028	425,000	425,397
Kaukauna RDA	4.00	6-1-2035	900,000	900,068
Milwaukee RDA Board of School Directors	5.00	11-15-2028	325,000	334,816
Milwaukee RDA Board of School Directors	5.00	11-15-2030	195,000	200,597
Milwaukee RDA Board of School Directors	5.00	11-15-2033	750,000	770,709
Milwaukee RDA Board of School Directors	5.00	11-15-2034	675,000	693,179
Milwaukee RDA Board of School Directors	5.00	11-15-2036	500,000	512,786
Milwaukee RDA Public Schools Series A	5.00	11-15-2026	585,000	601,702
Milwaukee RDA Public Schools Series A	5.00	11-15-2027	1,020,000	1,048,721
Milwaukee RDA Public Schools Series A	5.00	11-15-2028	1,000,000	1,030,205
Milwaukee RDA Public Schools Series A	5.00	11-15-2031	750,000	771,425
New Richmond Community Development Authority Series A	4.00	9-1-2042	200,000	188,499
New Richmond Community Development Authority Series A	4.25	9-1-2045	200,000	187,120
New Richmond Community Development Authority Series A	4.38	9-1-2047	150,000	139,638
New Richmond Community Development Authority Series A	4.63	9-1-2055	820,000	761,461
New Richmond Community Development Authority Series A	5.00	9-1-2031	100,000	110,539
New Richmond Community Development Authority Series A	5.00	9-1-2033	120,000	133,918
New Richmond Community Development Authority Series A	5.00	9-1-2034	115,000	126,318
New Richmond Community Development Authority Series A	5.00	9-1-2036	100,000	108,340
New Richmond Community Development Authority Series A	5.00	9-1-2039	150,000	159,451
New Richmond Community Development Authority Series A	5.00	9-1-2040	100,000	105,225
Slinger RDA Village of Slinger Series A	5.00	3-1-2045	2,625,000	2,576,566
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.15	10-1-2025	615,000	612,442
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	927,098
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	556,844
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,109,405
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	925,887
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,013,181
The accompanying notes are an integral part of these financial statements.
6 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—June 30, 2025

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Wisconsin Center District Milwaukee Arena Project	5.00%	12-15-2026	$85,000	$86,682
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2032	85,000	86,683
Wisconsin Dells CDA Tax Incremental District No. 2	4.00	3-1-2026	440,000	438,288
Wisconsin Dells CDA Tax Incremental District No. 3 Series B	3.35	3-1-2026	530,000	524,553
Wisconsin Housing & EDA Home Ownership Revenue Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	1.92	3-1-2042	100,000	100,000
Wisconsin Housing & EDA Housing Revenue Series A	3.38	5-1-2057	635,000	466,058
Wisconsin Housing & EDA Housing Revenue Series A	3.40	11-1-2032	1,000,000	983,539
Wisconsin Housing & EDA Housing Revenue Series A (Department of Housing and Urban Development Insured)	4.38	11-1-2038	1,250,000	1,255,150
Wisconsin Housing & EDA Housing Revenue Series Bøø	3.75	11-1-2055	1,500,000	1,509,682
Wisconsin Housing & EDA Housing Revenue Series C	3.88	11-1-2035	1,100,000	1,084,978
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	316,266
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	199,599
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	317,290
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	295,870
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	326,372
Wisconsin Housing & EDA East National LLC Series Jøø	5.00	8-1-2058	2,000,000	2,034,992
Wisconsin Housing & EDA East Washington Apts LLC Series Iøø	5.00	11-1-2058	2,288,000	2,355,404
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E (FNMA Insured)	4.75	6-1-2043	3,000,000	2,984,161
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	700,677
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	165,504
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.70	7-1-2047	1,300,000	1,249,986
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.85	7-1-2052	3,000,000	2,833,567
				47,044,426
Miscellaneous revenue: 4.87%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.20	6-1-2036	1,600,000	1,600,000
Wisconsin Center District (AG Insured)	5.25	12-15-2027	925,000	953,852
Wisconsin Center District Series A CAB (BAM Insured)¤	0.00	12-15-2033	2,285,000	1,641,042
Wisconsin Center District Series A CAB (NPFGC Insured)¤	0.00	12-15-2027	100,000	92,199
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2028	1,075,000	955,838
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2030	595,000	488,130
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	1,750,000	640,010
				6,371,071
Tax revenue: 1.65%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤	0.00	12-15-2025	200,000	197,198
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 7

Portfolio of investments—June 30, 2025

		Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00%	12-15-2027	$270,000	$251,606
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50	12-15-2026	1,675,000	1,712,833
					2,161,637
Utilities revenue: 0.38%
PFA Duke Energy Progress LLC Series A-1øø		3.30	10-1-2046	500,000	496,327
					99,753,829
Total municipal obligations (Cost $137,319,192)					129,334,070
Total investments in securities (Cost $137,319,192)	98.92%				129,334,070
Other assets and liabilities, net	1.08				1,415,205
Total net assets	100.00%				$130,749,275

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
8 | Allspring Wisconsin Tax-Free Fund

Statement of assets and liabilities—June 30, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $137,319,192)	$129,334,070
Cash	126,383
Receivable for interest	1,495,117
Receivable for Fund shares sold	42,315
Prepaid expenses and other assets	45,573
Total assets	131,043,458
Liabilities
Payable for Fund shares redeemed	161,537
Shareholder servicing fees payable	51,568
Management fee payable	24,419
Dividends payable	15,068
Administration fees payable	11,843
Trustees’ fees and expenses payable	4,146
Distribution fee payable	1,602
Accrued expenses and other liabilities	24,000
Total liabilities	294,183
Total net assets	$130,749,275
Net assets consist of
Paid-in capital	$139,493,496
Total distributable loss	(8,744,221)
Total net assets	$130,749,275
Computation of net asset value and offering price per share
Net assets–Class A	$53,408,233
Shares outstanding–Class A1	5,222,937
Net asset value per share–Class A	$10.23
Maximum offering price per share – Class A2	$10.71
Net assets–Class C	$2,525,454
Shares outstanding–Class C1	246,992
Net asset value per share–Class C	$10.22
Net assets–Institutional Class	$74,815,588
Shares outstanding–Institutional Class[1]	7,315,604
Net asset value per share–Institutional Class	$10.23
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 9

Statement of operations—year ended June 30, 2025
Statement of operations
Investment income
Interest	$4,609,332
Expenses
Management fee	521,267
Administration fees
Class A	84,608
Class C	4,177
Institutional Class	56,901
Shareholder servicing fees
Class A	140,980
Class C	6,959
Distribution fee
Class C	20,879
Custody and accounting fees	6,317
Professional fees	51,433
Registration fees	73,693
Shareholder report expenses	21,057
Trustees’ fees and expenses	13,667
Other fees and expenses	17,132
Total expenses	1,019,070
Less: Fee waivers and/or expense reimbursements
Fund-level	(130,971)
Class A	(89,732)
Class C	(3,891)
Net expenses	794,476
Net investment income	3,814,856
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(184,222)
Net change in unrealized gains (losses) on investments	(1,329,227)
Net realized and unrealized gains (losses) on investments	(1,513,449)
Net increase in net assets resulting from operations	$2,301,407
The accompanying notes are an integral part of these financial statements.
10 | Allspring Wisconsin Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended June 30, 2025		Year ended June 30, 2024
Operations
Net investment income		$3,814,856		$3,523,964
Net realized losses on investments		(184,222)		(43,325)
Net change in unrealized gains (losses) on investments		(1,329,227)		532,941
Net increase in net assets resulting from operations		2,301,407		4,013,580
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,605,019)		(1,550,931)
Class C		(57,759)		(53,682)
Institutional Class		(2,145,275)		(1,891,132)
Total distributions to shareholders		(3,808,053)		(3,495,745)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	472,804	4,908,104	453,875	4,593,209
Class C	47,823	495,939	36,100	371,654
Institutional Class	2,237,723	23,178,154	2,118,014	21,617,449
		28,582,197		26,582,312
Reinvestment of distributions
Class A	142,092	1,473,500	142,037	1,446,502
Class C	5,396	55,942	5,159	52,503
Institutional Class	202,278	2,096,697	182,901	1,862,809
		3,626,139		3,361,814
Payment for shares redeemed
Class A	(857,616)	(8,840,968)	(1,359,082)	(13,792,958)
Class C	(77,665)	(799,117)	(89,563)	(910,852)
Institutional Class	(1,486,720)	(15,373,596)	(3,511,871)	(35,397,405)
		(25,013,681)		(50,101,215)
Net increase (decrease) in net assets resulting from capital share transactions		7,194,655		(20,157,089)
Total increase (decrease) in net assets		5,688,009		(19,639,254)
Net assets
Beginning of period		125,061,266		144,700,520
End of period		$130,749,275		$125,061,266
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class A	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.34	$10.25	$10.30	$11.28	$11.12
Net investment income	0.30 [1]	0.27 [1]	0.25	0.20	0.21
Net realized and unrealized gains (losses) on investments	(0.11)	0.09	(0.05)	(0.97)	0.16
Total from investment operations	0.19	0.36	0.20	(0.77)	0.37
Distributions to shareholders from
Net investment income	(0.30)	(0.27)	(0.25)	(0.20)	(0.21)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.30)	(0.27)	(0.25)	(0.21)	(0.21)
Net asset value, end of period	$10.23	$10.34	$10.25	$10.30	$11.28
Total return[2]	1.79%	3.58%	1.95%	(6.93)%	3.37%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.95%	0.95%	0.92%	0.92%
Net expenses	0.68%	0.70%	0.70%	0.69%	0.68%
Net investment income	2.85%	2.67%	2.41%	1.79%	1.88%
Supplemental data
Portfolio turnover rate	14%	9%	15%	12%	10%
Net assets, end of period (000s omitted)	$53,408	$56,490	$63,820	$66,388	$76,836

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Wisconsin Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Class C	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.33	$10.25	$10.30	$11.28	$11.12
Net investment income	0.22 [1]	0.19 [1]	0.17	0.11	0.13
Net realized and unrealized gains (losses) on investments	(0.11)	0.08	(0.05)	(0.97)	0.16
Total from investment operations	0.11	0.27	0.12	(0.86)	0.29
Distributions to shareholders from
Net investment income	(0.22)	(0.19)	(0.17)	(0.11)	(0.13)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.22)	(0.19)	(0.17)	(0.12)	(0.13)
Net asset value, end of period	$10.22	$10.33	$10.25	$10.30	$11.28
Total return[2]	1.01%	2.71%	1.18%	(7.64)%	2.58%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.70%	1.70%	1.66%	1.67%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	2.08%	1.91%	1.65%	1.02%	1.12%
Supplemental data
Portfolio turnover rate	14%	9%	15%	12%	10%
Net assets, end of period (000s omitted)	$2,525	$2,805	$3,276	$4,204	$5,496

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
Institutional Class	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.34	$10.25	$10.30	$11.28	$11.12
Net investment income	0.31 [1]	0.29 [1]	0.27	0.22	0.23
Net realized and unrealized gains (losses) on investments	(0.11)	0.09	(0.05)	(0.97)	0.16
Total from investment operations	0.20	0.38	0.22	(0.75)	0.39
Distributions to shareholders from
Net investment income	(0.31)	(0.29)	(0.27)	(0.22)	(0.23)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.31)	(0.29)	(0.27)	(0.23)	(0.23)
Net asset value, end of period	$10.23	$10.34	$10.25	$10.30	$11.28
Total return[2]	1.95%	3.77%	2.13%	(6.78)%	3.54%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.63%	0.62%	0.59%	0.59%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	3.02%	2.85%	2.59%	1.96%	2.04%
Supplemental data
Portfolio turnover rate	14%	9%	15%	12%	10%
Net assets, end of period (000s omitted)	$74,816	$65,766	$77,605	$78,887	$88,620

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Wisconsin Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Allspring Wisconsin Tax-Free Fund | 15

Notes to financial statements
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2025, the aggregate cost of all investments for federal income tax purposes was $137,319,611 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$220,085
Gross unrealized losses	(8,205,626)
Net unrealized losses	$(7,985,541)
As of June 30, 2025, the Fund had capital loss carryforwards which consist of $98,160 in short-term capital losses and $664,778 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$129,334,070	$0	$129,334,070
Total assets	$0	$129,334,070	$0	$129,334,070
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
16 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the year ended June 30, 2025, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of June 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges
Allspring Wisconsin Tax-Free Fund | 17

Notes to financial statements
from redemptions of Class C shares. For the year ended June 30, 2025, Allspring Funds Distributor received $2,539 from the sale of Class A shares and $22 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the year ended June 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $7,300,000, $10,100,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended June 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2025 were $26,058,426 and $17,185,260, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended June 30, 2025, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended June 30
	2025	2024
Tax-exempt income	$3,808,053	$3,495,745
As of June 30, 2025, the components of distributable loss on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$19,326	$(7,985,541)	$(762,938)
8.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Wisconsin.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of the ASU on the Fund’s financial statements.
11.OPERATING SEGMENTS
The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
12.SUBSEQUENT EVENT
At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.
Allspring Wisconsin Tax-Free Fund | 19

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Wisconsin Tax-Free Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
August 22, 2025
20 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Wisconsin Tax-Free Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

22 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 27-29, 2025 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Wisconsin Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2025, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program and as the Fund’s
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Allspring Wisconsin Tax-Free Fund | 23

Other information (unaudited)
valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2024. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than the investment performance of its benchmark index, the Bloomberg Municipal Bond Index, for the one- and three-year periods under review, in range of the investment performance of its benchmark index for the five-year period under review, and lower for the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

24 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and changes to such methodologies from the prior year. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Allspring Wisconsin Tax-Free Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR3328 06-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: August 22, 2025

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: August 22, 2025